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    As filed with the Securities and Exchange Commission on February 9, 2010

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                                          Securities Act File No. 333-48456
                                  Investment Company Act File No. 811-10183
        ---------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

                           Pre-Effective Amendment No.

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                        Post-Effective Amendment No.   33               X

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                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940 X

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                                Amendment No. 35
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                           MET INVESTORS SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                                  5 Park Plaza
                                   Suite 1900
                            Irvine, California 92614
                        ------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (800) 848-3854
               -----------------------------------------------------------

                               Elizabeth M. Forget
                        -------------------------
                                    President
                           Met Investors Series Trust
               5 Park Plaza, Suite 1900, Irvine, California 92614
           -------------------------------------------------------------
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                                   Copies to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                     1666 K St., N.W. Washington, D.C. 20006
              ------------------------------------------------------

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            It is proposed that this filing will become effective:
__          immediately upon filing pursuant to paragraph (b)
__          on ____________ pursuant to paragraph (b)
__          60 days after filing pursuant to paragraph (a)(1)
__          on ____________ pursuant to paragraph (a)(1)
 X          75 days after filing pursuant to paragraph (a)(2)
__          on _____ pursuant to paragraph (a)(2) of Rule 485
__          This post-effective amendment designates a new effective date
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            for a previously filed post-effective amendment.

-----------------------------------------

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The Registrant hereby declares its intention to register an indefinite number of shares of beneficial interest of its Met/Eaton Vance Floating Rate Portfolio.

The Registrant has previously filed a declaration of indefinite registration of shares of beneficial interest of its Lord Abbett Bond Debenture Portfolio, Lord
Abbett Mid-Cap Value Portfolio, Lord Abbett Growth and Income Portfolio, PIMCO
Total Return Portfolio, PIMCO Innovation Portfolio (currently known as RCM
Technology Portfolio), Oppenheimer Capital Appreciation Portfolio, MFS Mid-Cap
Growth Portfolio (currently known as T. Rowe Price Mid-Cap Growth Portfolio),
MFS Research International Portfolio, Janus Aggressive Growth Portfolio
(currently known as Legg Mason ClearBridge Aggressive Growth Portfolio), Met/AIM
Small-Cap Growth Portfolio, Met/AIM Mid Cap Core Equity Portfolio (currently known as Lazard Mid-Cap Portfolio), State Street Concentrated International
Portfolio (currently known as Harris Oakmark International Portfolio), Third
Avenue Small-Cap Value Portfolio, PIMCO Inflation Protected Bond Portfolio,
Met/American Growth Portfolio (currently known as American Funds Growth
Portfolio), Met/American International Portfolio (currently known as American
Funds International Portfolio), Met/American Growth-Income Portfolio (currently known as American Funds Growth-Income Portfolio), Met/American Bond Portfolio
(currently known as American Funds Bond Portfolio), Neuberger Berman Real Estate
Portfolio (currently known as Clarion Global Real Estate Portfolio), Turner Mid-
Cap Growth Portfolio, Goldman Sachs Mid-Cap Value Portfolio, MetLife Defensive
Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced
Strategy Portfolio, MetLife Growth Strategy Portfolio, MetLife Aggressive
Strategy Portfolio, Van Kampen Comstock Portfolio, Lord Abbett Growth
Opportunities Portfolio (currently known as Morgan Stanley Mid-Cap Growth
Portfolio), Cyclical Growth and Income ETF Portfolio (currently known as SSgA
Growth and Income ETF Portfolio), Cyclical Growth ETF Portfolio (currently known as SSgA Growth ETF Portfolio), Legg Mason Value Equity Portfolio, Batterymarch
Growth and Income Portfolio, Federated High Yield Portfolio (currently known as
BlackRock High Yield Portfolio), Loomis Sayles Global Markets Portfolio,
Princeton Large-Cap Core Portfolio (currently known as BlackRock Large-Cap Core
Portfolio), MFS Emerging Markets Equity Portfolio, Pioneer Fund Portfolio,
Pioneer Strategic Income Portfolio, Dreman Small-Cap Value Portfolio, Janus
Capital Appreciation Portfolio (currently known as Janus Forty Portfolio),
Rainier Large Cap Equity Portfolio, Met/Franklin Income Portfolio, Met/Franklin
Mutual Shares Portfolio, Met/Templeton Growth Portfolio, Met/Franklin Templeton
Founding Strategy Portfolio, American Funds Global Small Capitalization
Portfolio, American Funds Balanced Allocation Portfolio, American Funds Moderate
Allocation Portfolio, American Funds Growth Allocation Portfolio, and
Met/Templeton International Bond Portfolio.

This  filing   incorporates   by   reference   the   information   contained  in
Post-Effective  Amendment No. 32 to its registration statement as filed with the
Securities   and   Exchange   Commission   on  May  1,  2009  as   Accession   #
0001193125-09-095839.
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MET INVESTORS

S E R I E S     T R U S T

Met/AIM Small Cap Growth Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Met/AIM Small Cap Growth Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.86%	0.86%	0.86%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	%	%	%

Total Annual Portfolio Operating Expenses	%	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B	Class E
1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Invesco Advisers, Inc. (“Invesco”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s assets in securities of small-cap companies. In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments. The Portfolio considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month, within the range of market capitalizations of companies included in the Russell 2000 Index.

The Portfolio may invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents, including money market instruments.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that constrains the Portfolio’s industry group weightings within a specific range versus the industry group weightings of the Russell 2000 Growth Index, which the portfolio managers believe represents the small cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

■	Fundamental analysis involves building a series of financial models, as well as conducting in-depth

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interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.

■	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.

■

Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the Portfolio.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because

Met/AIM Small Cap Growth Portfolio

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of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Convertible Securities Risk.    Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares, the Portfolio’s oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2003	+20.75%
Lowest Quarter	4th — 2008	-26.80%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception	Inception Date
Class A	34.21%	2.57%	2.63%	1-2-02
Class B	33.82%	2.40%	4.48%	10-9-01
Class E	33.94%	2.50%	2.97%	4-1-02
Russell 2000 Growth Index	34.47%	0.87%	5.11%*
* Index performance is from 10-9-01.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Invesco is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    Juliet Ellis (lead manager), Senior Portfolio Manager, Juan Hartsfield, Portfolio Manager, and Clay Manley, Portfolio Manager, have managed the Portfolio since 2004, 2004 and 2008, respectively. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

Met/AIM Small Cap Growth Portfolio

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Met/AIM Small Cap Growth Portfolio

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

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If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

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Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be

Met/AIM Small Cap Growth Portfolio

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substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or, if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Leveraging Risk

Derivatives and other transactions in which the Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

The Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Although the segregation of assets will generally ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction creating leverage and will place a limit on the amount of leverage the Portfolio will employ, it will not limit the Portfolio’s exposure to loss from the transaction.

Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Portfolio.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase

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as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the

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collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.88% of the first $500 million of such assets plus 0.83% of such assets over $500 million.

Effective November 12, 2009, Invesco has agreed to reduce the subadvisory fee it charges to MetLife Advisers for managing the Portfolio. This fee change will reduce the subadvisory fee charged on the Portfolio’s average daily net assets in excess of $250 million but less than

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$500 million. In connection with this change in the subadvisory fee, MetLife Advisers has voluntarily agreed, at certain asset levels, to waive a portion of the management fee chargeable to the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

INVESCO ADVISERS, INC., 1555 Peachtree, N.E., Atlanta, GA 30309, is the Subadviser to the Portfolio. Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Today, Invesco advises or manages investment portfolios, including the Portfolio, encompassing a broad range of investment objectives. Invesco is an indirect wholly owned subsidiary of Invesco Ltd., Atlanta, Georgia. Total net assets under the management of Invesco Ltd. and its affiliates was approximately $423.1 billion as of December 31, 2009. Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd. Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc. The internal reorganization did not result in a change of actual control or management of the subadviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

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The following Invesco individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:

■

Juliet Ellis (lead manager), Senior Portfolio Manager, has been responsible for the Portfolio since 2004 and has been associated with Invesco and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management.

■

Juan Hartsfield, Portfolio Manager, has been responsible for the Portfolio since 2004 and has been associated with Invesco and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management.

■	Clay Manley, Portfolio Manager, has been responsible for the Portfolio since 2008 and has been with Invesco and/or its affiliates since 2001.

Distribution Plans

The Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B and Class E shares are limited to 0.25% and 0.15%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from

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Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax

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consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

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The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B and Class E shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B and Class E shares are subject to a Rule 12b-1 fee of 0.25% and 0.15%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio

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manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

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Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

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NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A, Class B and Class E shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

MET/AIM SMALL CAP GROWTH PORTFOLIO

	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$14.86	$13.53	$13.66	$12.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT LOSS		(0.01)	(0.06)	(0.08)	(0.07)
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(5.35)	1.60	1.97	1.18
TOTAL FROM INVESTMENT OPERATIONS		(5.36)	1.54	1.89	1.11
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		—	—	—	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(1.14)	(0.21)	(2.02)	(0.29)
TOTAL DISTRIBUTIONS		(1.14)	(0.21)	(2.02)	(0.29)
NET ASSET VALUE, END OF PERIOD		$$8.36	$14.86	$13.53	$13.66
TOTAL RETURN	%	(38.60)%	11.40%	13.91%	8.59%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$371.6	$587.1	$329.3	$215.4
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	0.89%	0.92%	0.97%	0.99%
NET INVESTMENT LOSS	%	(0.07)%	(0.42)%	(0.58)%	(0.53)%
PORTFOLIO TURNOVER RATE	%	43.0%	33.6%	56.4%	74.8%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	0.89%	0.92%	0.98%	0.96%*

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
(a)	Net investment loss per share was calculated using average shares outstanding.

Met/AIM Small Cap Growth Portfolio

23

    MET/AIM SMALL CAP GROWTH PORTFOLIO

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$14.66	$13.39	$13.51	$12.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT LOSS		(0.04)	(0.10)	(0.11)	(0.10)
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(5.26)	1.58	2.01	1.16
TOTAL FROM INVESTMENT OPERATIONS		(5.30)	1.48	1.90	1.06
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		—	—	—	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(1.14)	(0.21)	(2.02)	(0.29)
TOTAL DISTRIBUTIONS		(1.14)	(0.21)	(2.02)	(0.29)
NET ASSET VALUE, END OF PERIOD		$$8.22	$14.66	$13.39	$13.51
TOTAL RETURN	%	(38.73)%	11.07%	14.18%	8.27%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$159.7	$292.0	$299.7	$297.1
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	1.14%	1.16%	1.21%	1.25%
NET INVESTMENT LOSS	%	(0.33)%	(0.69)%	(0.83)%	(0.80)%
PORTFOLIO TURNOVER RATE	%	43.0%	33.6%	56.4%	74.8%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	1.14%	1.17%	1.23%	1.20%*

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
(a)	Net investment loss per share was calculated using average shares outstanding.

Met/AIM Small Cap Growth Portfolio

24

MET/AIM SMALL CAP GROWTH PORTFOLIO

	For the years ended December 31,
Class E	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$14.80	$13.50	$13.60	$12.80
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT LOSS		(0.03)	(0.09)	(0.10)	(0.09)
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(5.32)	1.60	2.02	1.18
TOTAL FROM INVESTMENT OPERATIONS		(5.35)	1.51	1.92	1.09
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		—	—	—	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(1.14)	(0.21)	(2.02)	(0.29)
TOTAL DISTRIBUTIONS		(1.14)	(0.21)	(2.02)	(0.29)
NET ASSET VALUE, END OF PERIOD		$$8.31	$14.80	$13.50	$13.60
TOTAL RETURN	%	(38.70)%	11.20%	14.25%	8.46%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$9.3	$17.9	$15.4	$13.4
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	1.04%	1.07%	1.11%	1.15%
NET INVESTMENT LOSS	%	(0.23)%	(0.58)%	(0.73)%	(0.70)%
PORTFOLIO TURNOVER RATE	%	43.0%	33.6%	56.4%	74.8%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	1.04%	1.07%	1.13%	1.11%*

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
(a)	Net investment loss per share was calculated using average shares outstanding.

Met/AIM Small Cap Growth Portfolio

25

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

American Funds® Balanced Allocation Portfolio

Class B and Class C Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

American Funds® Balanced Allocation Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

A balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, as adjusted to assume that current contractual fees and expenses were in effect for all of 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class B	Class C
Management Fee	0.10%	0.10%
Distribution and/or Service (12b-1) Fees	0.25%	0.55%
Other Expenses	%	%
Acquired Fund (Underlying Portfolio) Fees and Expenses	%	%

Total Annual Portfolio Operating Expenses and Acquired Fund (Underlying Portfolio) Fees and Expenses Before Expense Waiver	%	%
Contractual Expense Waiver*	%	%

Total Annual Portfolio Operating Expenses and Acquired Fund (Underlying Portfolio) Fees and Expenses After Expense Waiver	%	%

*	Under an Expense Limitation Agreement, the total direct Annual Portfolio Operating Expenses for the Class B and Class C shares of the Portfolio will not exceed 0.35% and 0.65%, respectively, for the period ending April 30, 2011.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all expense limitations remain in effect only for the period ending April 30, 2011. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class B	Class C
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 200% or more.

Principal Investment Strategies

The Portfolio will invest substantially all of its assets in shares of the Underlying Portfolios, which are funds of the American Funds Insurance Series. The Portfolio has a target allocation between the two primary asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the primary asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based

3

on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment process and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that may hold large cap, small cap, mid cap or international equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 65% to equity securities and 35% to fixed income securities.

The following chart describes the target allocations, as of May 1, 2010, between equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and international securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	65%
Domestic		48%
International		17%
Fixed Income	35%
Investment Grade		27%
High Yield		5%
Foreign Fixed Income		3%

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high-yield, high-risk bonds.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between the primary asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest, and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information About the Portfolio’s Investment Strategies” in this Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk.    An Underlying Portfolio’s share price can fall because of, among other things, a decline in the

American Funds Balanced Allocation Portfolio

4

market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk.    The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk.    The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Derivatives Risk.    An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

American Funds Balanced Allocation Portfolio

5

Past Performance

The information below shows the volatility of the Portfolio’s returns and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31

Highest Quarter	– 2009	+ %
Lowest Quarter	– 2009	- %

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception	Inception Date
Class B	30.06%	-4.79%	4-28-08
Class C	29.33%	-5.12%	4-28-08
Dow Jones Moderate Index	23.79%	-3.36%*
* Index performance is from .

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser.

Portfolio Managers.    The Portfolio is managed by a committee led by Elizabeth M. Forget, President of the Metropolitan Series Fund, Inc. (the “Fund”), the Trust and MetLife Advisers. Other members of the committee are Alan C. Leland, Jr., Senior Vice President of the Fund and Chief Financial Officer of MetLife Advisers; Darrell A. Olson, Director in the Investments Department of Metropolitan Life Insurance Company and Vice President of MetLife Advisers; Thomas C. McDevitt, Vice President of MetLife Advisers; and Jeffrey L. Bernier, Senior Vice President of the Fund and MetLife Advisers, and Vice President of the Trust. Each member of the committee has managed the Portfolio since its inception.

For more information about the adviser and the portfolio managers, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

American Funds Balanced Allocation Portfolio

6

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class B and Class C shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

American Funds Balanced Allocation Portfolio

7

PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios is directly related to the performance of the Underlying Portfolios. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying Portfolios and the ability of the Underlying Portfolios to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying Portfolio fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk

An Underlying Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying Portfolio’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be

American Funds Balanced Allocation Portfolio

8

negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by an Underlying Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on an Underlying Portfolio’s shares.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For an Underlying Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of an Underlying Portfolio’s fixed income investments will affect the volatility of the Underlying Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. An Underlying Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if an Underlying Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If an Underlying Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

An Underlying Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans,

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repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Underlying Portfolio. If an Underlying Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities which are rated below “investment grade” or are not rated but are of equivalent quality. An Underlying Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than an Underlying Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Underlying Portfolio’s adviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Underlying Portfolio.

An Underlying Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

An Underlying Portfolio that invests in high yield debt securities that are rated C or below, or “distressed securities,” will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. An Underlying Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. An Underlying Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and

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financial reporting standards and practices as are U.S. companies. In addition, an Underlying Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent an Underlying Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying Portfolio’s foreign currency or securities holdings. Although an Underlying Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying Portfolio’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Mortgage-backed and Asset-backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include

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such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers largely depend on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose an Underlying Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, an Underlying Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause an Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause an Underlying Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If an Underlying Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Underlying Portfolio

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may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to an Underlying Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Derivatives Risk

An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that an Underlying Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent an Underlying Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or, if an Underlying Portfolio hedges imperfectly, the Underlying Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. An Underlying Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an Underlying Portfolio uses derivatives for leverage, investments in the Underlying Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Leveraging Risk

Derivatives and other transactions in which an Underlying Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause an Underlying Portfolio’s performance to be more volatile than if the Underlying Portfolio had not been leveraged. Leveraging may expose an Underlying Portfolio to losses in excess of the amounts invested or borrowed.

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An Underlying Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause an Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Although the segregation of assets will generally ensure that an Underlying Portfolio has assets available to satisfy its obligations with respect to the transaction creating leverage and will place a limit on the amount of leverage the Underlying Portfolio will employ, it will not limit the Underlying Portfolio’s exposure to loss from the transaction.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio was designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in the Underlying Portfolios, which are funds of the American Funds Insurance Series. The Portfolio has a target allocation between the two primary asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment process and portfolio analytical and management personnel. MetLife Advisers may add new Underlying Portfolios or replace existing Underlying Portfolios with other portfolios of American Funds Insurance Series or the Trust or the Fund. MetLife Advisers may also change the allocations among the Underlying Portfolios, dependent upon, among other factors, changing market dynamics, changes to the personnel, investment process, or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a risk adjusted benefit to the Portfolio. Information regarding the Underlying Portfolios is set forth in Appendix A to this Prospectus and included in the current summary prospectuses and prospectuses for those portfolios. Copies of the summary prospectuses and prospectuses may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

Before selecting Underlying Portfolios, MetLife Advisers analyzes each Underlying Portfolio’s historic holdings to determine the Underlying Portfolio’s investment attributes. For example, for Underlying Portfolios structured for equity investment, large-cap, mid-cap, and small-cap exposure is considered as is the investment bias toward growth, or value style of investment. For Underlying Portfolios that invest in fixed income securities, the effective duration is evaluated in conjunction with exposure to particular sectors of the fixed income marketplace, including U.S. Treasury securities, government agencies, asset-backed securities, mortgage-backed securities, investment grade corporate bonds, high yield corporate bonds, non-U.S. government and corporate obligations, emerging market debt and cash or money market instruments. Depending upon the amount of cash or money market instruments held in the aggregate among the Underlying Portfolios, the Portfolio maintains the ability to invest in an Underlying Portfolio which only holds money market instruments. MetLife Advisers evaluates the dynamics among the Underlying Portfolios and their respective holdings in order to determine the appropriate weighting for the Portfolio’s risk profile.

Periodically, MetLife Advisers will communicate with or visit management personnel of each Underlying Portfolio to discuss the management personnel’s outlook and positioning of the Underlying Portfolio and determine the extent of any changes that may have occurred. Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these primary asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to any of the Underlying Portfolios. If a new Underlying Portfolio is selected by MetLife Advisers, a shifting of allocations to the remaining Underlying Portfolios may result, as MetLife Advisers seeks to maintain the appropriate diversification and risk profile for the Portfolio.

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The Underlying Portfolios of American Funds Insurance Series in which the Portfolio may currently invest are:

Blue Chip Income and Growth Fund Bond Fund Cash Management Fund Global Bond Fund Global Discovery Fund Global Growth Fund Global Growth and Income Fund	Global Small Capitalization Fund Growth-Income Fund Growth Fund High-Income Bond Fund International Fund New World Fund U.S. Government/AAA-Rated Securities Fund

There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Portfolio. MetLife Advisers may take into account these capacity considerations when allocating investments among the Underlying Portfolios.

Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, as set forth in the Portfolio Summary, the Portfolio’s actual allocations may be different from its target allocations. Actual allocations may be different from target allocations because of, for example, changes to the Underlying Portfolios’ asset values due to market movements. MetLife Advisers may effect purchases and redemptions in the Underlying Portfolios in a way to bring actual allocations more closely in line with the target allocations. In addition, MetLife Advisers may, from time to time, rebalance allocations to the Underlying Portfolios to correspond to the target allocations.

The actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios are available from the Trust at the following website—www.metlifeinvestors.com. Upon accessing the website, click on the “Individuals Enter Here” section, then click on “Learn more about MetLife Investors”, then click on “Met Investors Series Trust”, then click on “American Funds Asset Allocation Portfolios” where you will find actual allocations for the Portfolio as of the end of the prior quarter. This information will be updated periodically to reflect the actual allocations.

Please note that the expenses of the Underlying Portfolios, as set forth in the Portfolio Summary, could change as the Underlying Portfolios’ asset values change or through the addition or deletion of Underlying Portfolios. Because the Portfolio invests in Underlying Portfolios, the costs of investing in the Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. The Portfolio, as a shareholder, will pay its share of the Underlying Portfolios’ expenses as well as the Portfolio’s own expenses. Therefore, an investment in the Portfolio may result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

MetLife Advisers has broad discretion to allocate and reallocate the assets of the Portfolio among the Underlying Portfolios consistent with the Portfolio’s investment objective and policies and target allocations. In addition to the investment advisory fee charged by MetLife Advisers for its asset allocation services, MetLife Advisers would receive investment advisory fees from any affiliated Underlying Portfolios in which the Portfolio may invest. In this

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regard, MetLife Advisers has an incentive to select and invest the Portfolio’s assets in affiliated Underlying Portfolios with higher fees than other Underlying Portfolios. Also MetLife Advisers may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers is obligated to disregard these considerations. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Portfolios of the Trust. Currently, MetLife Advisers does not invest in any affiliated Underlying Portfolios.

Investment Objectives

The Portfolio’s stated investment objectives can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying Portfolios have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Types of Investments

The Underlying Portfolios invest in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some Underlying Portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. MetLife Advisers may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Moderate Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of an all equity portfolio. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash using a combination of various indices (both domestic and foreign) from Barclays Capital and Dow Jones. The Dow Jones Moderate Index has held an average of     % in equities over the past three years ending in              2010.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by MetLife Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

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The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, manages the Portfolio. MetLife Advisers is responsible for the general management and administration of the Portfolio. In addition to its managerial responsibilities, MetLife Advisers is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocation is consistent with the guidelines that have been approved by the Board of Trustees. Within the asset allocation range for the Portfolio, MetLife Advisers will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on the investment objectives and policies of the Underlying Portfolios, MetLife Advisers’ investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $         billion as of December 31, 2009.

The Portfolio is managed by a committee composed of the individuals listed below. Each member of the committee is jointly and primarily responsible for the management of the Portfolio.

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Elizabeth M. Forget is the Chair of the committee. Ms. Forget has been President, Chairman of the Board and Director of the Fund since 2006, and President and Trustee of the Trust since 2000. She has been President, Chief Executive Officer and Chair of MetLife Advisers’ Board of Managers since 2006. She was President of Met Investors Advisory, LLC from 2000 to 2009. Ms. Forget has been Senior Vice President of MetLife, Inc. since 2007 and Executive Vice President of MetLife Investors Group, Inc. since 2000.

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Alan C. Leland, Jr., CFA, has been Chief Financial Officer of MetLife Advisers since 1994 and a member of MetLife Advisers’ Board of Managers since 2006. He has been Senior Vice President of the Fund since 2005 and is a Vice President of Metropolitan Life Insurance Company. He has worked for Metropolitan Life Insurance Company and its predecessors for over 30 years and has worked for MetLife Advisers since its inception in 1994.

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Darrel A. Olson, CFA, joined Metropolitan Life Insurance Company in 1979. He has been a Vice President of MetLife Advisers since 2005 and has been a Director in the Investments Department of Metropolitan Life Insurance Company since 2001.

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Thomas C. McDevitt, CIMA, is Vice President of MetLife Advisers. Mr. McDevitt joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1980 and became part of the Investment Management Department in 1988. He has worked for MetLife Advisers since its inception in 1994.

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Jeffrey L. Bernier, CIMA, joined Metropolitan Life Insurance Company in 2007. He has been a Senior Vice President of the Fund and MetLife Advisers since 2008, and a Vice President of the Trust since 2009. He has been a Vice President of Metropolitan Life Insurance Company since 2008. From 2004 until he joined Metropolitan Life Insurance Company, Mr. Bernier was a Director and Senior Investment Analyst of Investment Management Services for John Hancock Financial Services.

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The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.10% of first $500 million of such assets plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion.

The SAI provides additional information about each committee member’s compensation, other accounts managed and the member’s ownership of securities in the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers is available in the Portfolio’s most recent annual report.

Expense Limitation Agreement

In the interest of limiting expenses of the Portfolio until April 30, 2011, MetLife Advisers has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, MetLife Advisers has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio, other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, acquired fund fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), are limited to 0.35% and 0.65% of average daily net assets for Class B and Class C shares, respectively, of the Portfolio.

The Portfolio may at a later date reimburse to MetLife Advisers the management fees waived or reduced and other expenses assumed and paid by MetLife Advisers pursuant to the Expense Limitation Agreement provided the Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual operating expenses of the Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio’s total annual operating expenses are less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees.

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The total amount of reimbursement to which MetLife Advisers may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by MetLife Advisers and (ii) all other payments previously remitted by MetLife Advisers to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to MetLife Advisers with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by MetLife Advisers to the Portfolio.

Distribution Plans

The Portfolio has adopted for its Class B and Class C shares a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B and up to 1.00% for Class C of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class C shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B and Class C shares are limited to 0.25% and 0.55%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

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Fund of Funds Structure

Each Underlying Portfolio will have other shareholders, each of whom will pay their proportionate share of the Underlying Portfolio’s expenses. As a shareholder of an Underlying Portfolio, the Portfolio will have the same voting rights as other shareholders.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) complete portfolio holdings for the Portfolio and (ii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. The information regarding the Portfolio’s holdings will be posted on or about ten (10) business days following the end of each calendar quarter.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and

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annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

Similarly, for purposes of the section 817(h) diversification requirements, an investment in an Underlying Portfolio by the Portfolio is treated not as a single investment but as an investment in each asset owned by the Underlying Portfolio, so long as shares of the Underlying Portfolio are owned, directly or through the Portfolio, only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio and Underlying Portfolios are and will be so owned. Thus, so long as the Portfolio and Underlying Portfolios comply with the section 817(h) diversification requirements, each Contract generally will also satisfy those requirements. See the prospectus for the relevant Contract.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

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Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class B and Class C shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B and Class C shares are subject to a Rule 12b-1 fee of 0.25% and 0.55%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

The Class 1 shares of the Underlying Portfolios, which the Portfolio will purchase, are not subject to a Rule 12b-1 fee.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements

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currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

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Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in an Underlying Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying Portfolios that may be adversely affected by price arbitrage include those Underlying Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying Portfolio is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets

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may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class B and Class C shares’ financial performance for its period of operation. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

AMERICAN FUNDS® BALANCED ALLOCATION PORTFOLIO

Class B	For the year ended December 31, 2009(a)	For the period from April 28, 2008 (commencement of operations) to December 31, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.08
NET REALIZED AND UNREALIZED LOSS		(3.00)
TOTAL FROM INVESTMENT OPERATIONS		(2.92)
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.26)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.00)†
TOTAL DISTRIBUTIONS		(0.26)
NET ASSET VALUE, END OF PERIOD		$6.82
TOTAL RETURN		(29.20)%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$0.1
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.35%(b)*
NET INVESTMENT INCOME		1.32%(c)*
PORTFOLIO TURNOVER RATE		12.1%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.78%*

*	Annualized
**	Non-annualized
†	Rounds to less than $0.005 per share.
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

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    AMERICAN FUNDS® BALANCED ALLOCATION PORTFOLIO

Class C	For the year ended December 31, 2009(a)	For the period from April 28, 2008 (commencement of operations) to December 31, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.36
NET REALIZED AND UNREALIZED LOSS		(3.28)
TOTAL FROM INVESTMENT OPERATIONS		(2.92)
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.26)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.00)†
TOTAL DISTRIBUTIONS		(0.26)
NET ASSET VALUE, END OF PERIOD		$6.82
TOTAL RETURN		(29.20)%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$545.4
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.65%(b)*
NET INVESTMENT INCOME		6.70%(c)*
PORTFOLIO TURNOVER RATE		12.1%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.70%*

*	Annualized
**	Non-annualized
†	Rounds to less than $0.005 per share.
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

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APPENDIX A

DESCRIPTION OF THE UNDERLYING PORTFOLIOS

The Portfolio may invest in Class 1 shares of the Underlying Portfolios. The following table sets forth: (i) the names of the Underlying Portfolios, (ii) the expense ratios of the Class 1 shares of the Underlying Portfolios for the most recent fiscal year, and (ii) brief descriptions of the Underlying Portfolios’ investment goals and principal strategies. Each of the Underlying Portfolios is managed by Capital Research and Management Company. Additional investment practices are described in the American Funds Insurance Series’ statement of additional information and in the prospectus for the Underlying Portfolios.

Underlying Portfolio	Expense Ratio		Goal and Principal Strategy
Blue Chip Income and Growth Fund		%	The Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the U.S., so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The Fund is designed for investors seeking both income and capital appreciation.

Bond Fund		%	The Fund seeks to maximize current income and preserve capital. Normally, the Fund invests at least 80% of its assets in bonds and other debt securities. The Fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in debt securities rated Ba1 or below by Moody’s Investors Service, Inc. and BB+ or below by Standard & Poor’s Ratings Services or unrated but determined to be of equivalent quality.

Cash Management Fund		%	The Fund seeks to provide an opportunity to earn income on cash reserves while preserving value and maintaining liquidity. Normally, the Fund invests substantially in high-quality money market instruments. In addition, the Fund may invest in securities issued by entities domiciled outside the U.S. or Canada, or in securities with credit and liquidity support features provided by entities domiciled outside the U.S. or Canada.

Global Bond Fund		%	The Fund seeks to provide, over the long term, as high a level of total return as is consistent with prudent management, by investing primarily in investment grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars. The Fund may also invest in lower quality, higher yielding debt securities, sometimes referred to as “junk bonds.” The total return of the Fund will be the result of interest income, changes in the market value of the Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

Global Discovery Fund		%	The Fund seeks to grow over time by investing primarily in stocks of companies in the services and information areas of the global economy. The Fund may invest up to 25% of its assets in companies outside the services and information areas. The Fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the Fund should have a long term perspective and be able to tolerate potentially wide price fluctuations.

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Underlying Portfolio	Expense Ratio		Goal and Principal Strategy
Global Growth Fund		%	The Fund seeks to grow over time by investing primarily in common stocks of companies located around the world. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Global Growth and Income Fund		%	The Fund seeks to grow over time and provide current income by investing primarily in stocks of well-established companies located around the world. The Fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the Fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

Global Small Capitalization Fund		%	The Fund seeks to grow over time by investing primarily in stocks of smaller companies, located around the world. Normally, the Fund invests at least 80%, of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the Fund’s holding of small capitalization stocks may fall below the 80% threshold due to subsequent market action.

Growth-Income Fund		%	The Fund seeks to grow and provide income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in S&P 500 Index.

Growth Fund		%	The Fund seeks to grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. In seeking to pursue its investment objective, the Fund may invest in the securities of issuers representing a broad range of market capitalizations.

High-Income Bond Fund		%	The Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba1 or below by Moody’s Investors Service, Inc. or BB+ or below by Standard & Poor’s Ratings Services or unrated but determined to be of equivalent quality). The Fund may also invest up to 25% of its assets in securities of issuers domiciled outside the U.S. Normally, the Fund invests at least 80% of its assets in bonds and other debt securities.

International Fund		%	The Fund seeks to grow over time by investing primarily in common stocks of companies located outside the United States. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

New World Fund		%	The Fund seeks to grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The Fund is designed for investors seeking capital appreciation.

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Underlying Portfolio	Expense Ratio		Goal and Principal Strategy
U.S. Government/AAA-Rated Securities Fund		%

The Fund seeks to provide a high level of current income, as well as preservation of investment. Normally, the Fund will invest at least 80% of its assets in securities that are guaranteed by the “full faith and credit” pledge of the U.S. government or debt securities that are rated Aaa by Moody’s Investors Service, Inc. or AAA by Standard & Poor’s Ratings Services or unrated but determined to be of equivalent quality. The Fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The Fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer. Such securities may include mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage (“Freddie Mac”) are neither issued nor guaranteed by the U.S. Treasury.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

American Funds® Bond Portfolio

Class C Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

American Funds® Bond Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

To maximize current income and preserve capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below reflect aggregate annual operating expenses of the Portfolio and the investment company in which the Portfolio invests (the “Bond Fund”). The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class C
Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	0.55%
Other Expenses	%
Acquired Fund (Bond Fund) Fees and Expenses	%

Total Annual Portfolio Operating Expenses and Acquired Fund (Bond Fund) Fees and Expenses Before Expense Waiver	%
Contractual Expense Waiver*	%

Total Annual Portfolio Operating Expenses and Acquired Fund (Bond Fund) Fees and Expenses After Expense Waiver	%

*	Under an Expense Limitation Agreement, the total direct Annual Portfolio Operating Expenses for the Class C shares of the Portfolio will not exceed 0.65% for the period ending April 30, 2011.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Bond Fund, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all expense limitations remain in effect only for the period ending April 30, 2011. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class C
1 Year	$
3 Years	$
5 Years	$
10 Years	$

Portfolio Turnover

The Portfolio, which operates as a feeder fund, does not pay transaction costs when it buys and sells shares of the Bond Fund (or “turns over” its portfolio). The Bond Fund pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Bond Fund and the Portfolio. During the most recent fiscal year, the Bond Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

The Portfolio operates as a “feeder fund” which means that it does not buy investment securities directly. Instead, the Portfolio invests in a “master fund,” the Bond Fund, a fund of the American Funds Insurance Series, which in turn purchases investment securities. The Portfolio has essentially the same investment objectives and limitations as the Bond Fund. The Bond Fund has other shareholders, each of whom will pay their proportionate share of the Bond Fund’s expenses. The Portfolio invests all of its assets in shares of the Bond Fund.

Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. The Bond Fund will invest at least 65% of its assets in investment grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in high yield debt securities (commonly called “junk bonds”) rated Ba1 or below by Moody’s Investors Service, Inc. and BB+ or below by Standard & Poor’s Ratings Services or that are unrated but determined to be of equivalent quality. The Bond Fund may invest in debt securities of issuers

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domiciled outside the United States without limit, however, only up to 20% of Bond Fund’s assets may be invested in securities denominated in currencies other than the U.S. dollar. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and non-convertible preferred stocks.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks of the Bond Fund, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Bond Fund’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Bond Fund.

Interest Rate Risk.    The value of the Bond Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Bond Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk.    The value of the Bond Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Bond Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Bond Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Bond Fund.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Convertible Securities Risk.    Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Bond Fund.

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Past Performance

The information below shows the volatility of the Portfolio’s returns and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class C shares, the Portfolio’s only Class outstanding for each full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31

Highest Quarter	– 2009	+ %
Lowest Quarter	– 2009	- %

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception	Inception Date
Class C	%	%	4-28-08
Barclays Capital U.S. Aggregate Bond Index	%	%*
* Index performance is from .

For information on the Bond Fund’s performance, please see “Management—The Master Fund’s Investment Adviser” in this Prospectus.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Investment Adviser to the Bond Fund.    Capital Research and Management Company (“CRMC”) is the investment adviser to the Bond Fund. For more information about CRMC, please see “Management—The Master Fund’s Investment Adviser” in this Prospectus and “Investment Advisory and Other Services—Master Funds” in the Statement of Additional Information.

Portfolio Counselors.    David C. Barclay, Senior Vice President—Fixed Income of CRMC; Mark H. Dalzell, Senior Vice President of CRMC; David A. Hoag, Senior Vice President—Fixed Income of CRMC; and Thomas H. Hogh, Senior Vice President-Fixed Income of CRMC, have managed the Bond Fund since 1998, 2005, 2007, and 2007, respectively. The portfolio counselors manage separate segments of the Bond Fund. For additional information, please see “Management—The Master Fund’s Investment Adviser” in this Prospectus and “Investment Advisory and Other Services—Master Funds” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class C shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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THE SUMMARY PROSPECTUS FOR THE BOND FUND IS DELIVERED TOGETHER WITH THE PORTFOLIO’S SUMMARY PROSPECTUS.    The statement of additional information of the Bond Fund is available upon request as described on the back cover.

PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Bond Fund’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Bond Fund’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Bond Fund could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Bond Fund will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Bond Fund could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying

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stocks tends to fall. For a fund that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Bond Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of the Bond Fund’s fixed income investments will affect the volatility of the Bond Fund’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Bond Fund may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Bond Fund paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Bond Fund invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Bond Fund fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Bond Fund may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Bond Fund. If the Bond Fund engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Bond Fund.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities which are rated below “investment grade” or are not rated but are of equivalent quality. A fund with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a fund that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Bond Fund’s adviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Bond Fund.

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A fund that invests in high yield debt securities generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A fund that invests in high yield debt securities that are rated C or below, or “distressed securities,” will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. The Bond Fund may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A fund investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Bond Fund’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Bond Fund’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Bond Fund may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Bond Fund owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Bond Fund’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Bond Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of

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the Bond Fund’s foreign currency or securities holdings. Although the Bond Fund may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Bond Fund.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Bond Fund.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Types of Investments

The Bond Fund invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. The Bond Fund may invest in part in foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Index Description

The Barclays Capital U.S. Aggregate Bond Index is a widely recognized, unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust. The Trustees also review the management of the Bond Fund’s assets by its investment adviser.

The Portfolio and the Bond Fund expect to maintain consistent investment objectives, but if the Bond Fund does not, the Portfolio may withdraw from the Bond Fund, receiving either cash or securities in exchange for its interest in the Bond Fund. In addition, MetLife Advisers

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or the Trust’s Board of Trustees may withdraw the Portfolio from the Bond Fund if the Bond Fund’s investment policies significantly change or if, over a full market cycle, the Bond Fund consistently underperforms its benchmark or other funds with similar investment objectives and policies. The Trust’s Board of Trustees would then consider whether the Portfolio should hire its own investment adviser, invest in a different master fund, or take other action in the best interest of shareholders.

Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers selects the master fund in which the Portfolio will invest and monitors the master fund’s investment program. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers receives no compensation for its services to the Portfolio. In the event that the Portfolio were to withdraw from the Bond Fund and invest its assets directly in investment securities, MetLife Advisers would retain the services of an investment adviser and would receive a management fee at an annual rate of 0.55% of average daily net assets of the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers is available in the Portfolio’s most recent annual report.

Expense Limitation Agreement

In the interest of limiting expenses of the Portfolio until April 30, 2011, MetLife Advisers has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, MetLife Advisers has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio, other than interest, taxes, brokerage commissions, other expenditures which

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are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, acquired fund (Bond Fund) fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), are limited to 0.65% of average daily net assets for Class C shares of the Portfolio.

The Portfolio may at a later date reimburse to MetLife Advisers the management fees waived or reduced and other expenses assumed and paid by MetLife Advisers pursuant to the Expense Limitation Agreement provided the Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual operating expenses of the Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio’s total annual operating expenses are less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees.

The total amount of reimbursement to which MetLife Advisers may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by MetLife Advisers and (ii) all other payments previously remitted by MetLife Advisers to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to MetLife Advisers with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by MetLife Advisers to the Portfolio.

The Master Fund’s Investment Adviser

Under the terms of the agreement between the investment adviser and the American Funds Insurance Series, the investment adviser develops a plan for investing the assets of the Bond Fund, selects the assets to be purchased and sold by the Bond Fund, selects the broker-dealer or broker-dealers through which the Bond Fund will buy and sell its assets, and negotiates the payment of commissions, if any, to those broker-dealers. Day-to-day management of the investments in the Bond Fund is the responsibility of the investment adviser’s portfolio counselors. The portfolio counselors of the Bond Fund are indicated below following a brief description of the investment adviser.

CAPITAL RESEARCH AND MANAGEMENT COMPANY, 333 South Hope Street, Los Angeles, California 90071, is the investment adviser to the Bond Fund and other mutual funds, including the American Funds Insurance Series. CRMC, an experienced investment management organization founded in 1931, is a wholly owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2009, CRMC had in excess of $         billion in assets under management.

CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

The total management fee paid by the Bond Fund, as a percentage of average net assets, for the fiscal year ended December 31, 2009 was         %.

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CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Bond Fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by the Bond Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. In addition, CRMC’s research professionals may make investment decisions with respect to a portion of the Bond Fund’s portfolio. The primary portfolio counselors for the Bond Fund are listed below.

Portfolio Counselor for the Fund/Title (if applicable)	Primary Title with CRMC (or affiliate)	Years of Experience as Portfolio Counselor (and research professional, if applicable) (approximate)	Approximate Years of Experience as an Investment Professional
			With CRMC (or affiliate)	Total Years
David C. Barclay	Senior Vice President-Fixed Income, CRMC	12 years	22	29
Mark H. Dalzell	Senior Vice President, CRMC	5 years	22	32
David A. Hoag	Senior Vice President-Fixed Income, CRMC	3 years	19	22
Thomas H. Hogh	Senior Vice President-Fixed Income, CRMC	3 years	20	23

Performance of the Bond Fund

The Portfolio and the Bond Fund have essentially the same investment objectives, policies, and strategies. Since the Portfolio commenced operations on April 28, 2008, it does not have a significant operating history. However, hypothetical performance information regarding the Portfolio is presented because the Portfolio’s performance is based on the performance of the Bond Fund for the year ended December 31, 2009, adjusted to reflect the Portfolio’s expenses for the year ended December 31, 2009 (including contractual expense waivers). The information below provides an evaluation of the risks of investing in the Portfolio by showing the volatility of the Portfolio’s returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future results.

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The performance shown below in the bar chart is the performance of the Portfolio’s Class C shares, which has a Rule 12b-1 fee of 0.55% of average daily net assets.

The bar chart below shows you the performance of the Portfolio’s Class C shares for the last 10 calendar years (based on the performance of the Bond Fund’s Class 1 shares, as adjusted for Portfolio class expenses) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

High Quarter	4th – 2002	+5.15%
Low Quarter	3rd – 2008	-5.47%

The table below compares the Portfolio’s Class C shares average annual compounded total returns (based on the performance of the Bond Fund’s Class 1 shares, as adjusted for Portfolio class expenses) for the 1-, 5- and 10-year periods through December 31, 2009 with the Barclays Capital U.S. Aggregate Bond Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Year	10 Year
American Funds Bond Portfolio—Class C shares	12.05%	2.30%	4.44%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

Distribution Plan

The Portfolio has adopted for its Class C shares a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 1.00% for Class C of the average daily net assets of the Portfolio allocated, to Class C shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class C shares are limited to 0.55% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because

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these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Master-Feeder Structure

The Bond Fund will have other shareholders, each of whom will pay their proportionate share of the Bond Fund’s expenses. As a shareholder of the Bond Fund, the Portfolio will have the same voting rights as other shareholders. It is anticipated that Contract owners will be solicited by MetLife for their voting instructions. The Portfolio has the right to switch master funds or decide to have MetLife Advisers manage its assets directly if the Trust’s Board of Trustees decides it is in the best interest of the Portfolio to do so.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) complete portfolio holdings for the Portfolio and (ii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. The information regarding the Portfolio’s holdings will be posted on or about ten (10) business days following the end of each calendar quarter.

American Funds Bond Portfolio

16

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Information on the portfolio holdings of the Bond Fund is posted on the American Funds Insurance Series website (www.americanfunds.com).

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are

American Funds Bond Portfolio

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in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

Similarly, for purposes of the section 817(h) diversification requirements, an investment in the Bond Fund by the Portfolio is treated not as a single investment but as an investment in each asset owned by the Bond Fund, so long as shares of the Bond Fund are owned, directly or through the Portfolio, only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio and the Bond Fund are and will be so owned. Thus, so long as the Portfolio and the Bond Fund comply with the section 817(h) diversification requirements, each Contract generally will also satisfy those requirements. See the prospectus for the relevant Contract.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class C shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

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Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class C shares are subject to a Rule 12b-1 fee of 0.55% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

The Class 1 shares of the Bond Fund, which the Portfolio will purchase, are not subject to a Rule 12b-1 fee.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is

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disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may

American Funds Bond Portfolio

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be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in a master fund that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. A master fund that may be adversely affected by price arbitrage include those master funds that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If a master fund invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the master fund calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in master fund share prices that are based on closing prices of foreign securities established some time before the master fund calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the master fund calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before

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the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class C shares’ financial performance for its period of operation. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

AMERICAN FUNDS® BOND PORTFOLIO

Class C	For the year ended December 31, 2009(a)	For the Period from April 28, 2008 (Commencement of Operations) to December 31, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.87
NET REALIZED AND UNREALIZED LOSS		(1.83)
TOTAL FROM INVESTMENT OPERATIONS		(0.96)
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.46)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		—
TOTAL DISTRIBUTIONS		(0.46)
NET ASSET VALUE, END OF PERIOD		$8.58
TOTAL RETURN		(9.61)%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$36.1
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.65%*
NET INVESTMENT INCOME		13.82%*
PORTFOLIO TURNOVER RATE		6.3%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		1.05%*

*	Annualized
**	Non-annualized
(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, including the statement of additional information and other information about the Bond Fund, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

American Funds® Growth Portfolio

Class C Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

American Funds® Growth Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

To achieve growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below reflect aggregate annual operating expenses of the Portfolio and investment company in which the Portfolio invests (the “Growth Fund”). The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class C
Management Fee	0.00%
Distribution and/or Service (12b-1) Fees	0.55%
Other Expenses	%
Acquired Fund (Growth Fund) Fees and Expenses	%

Total Annual Portfolio Operating Expenses and Acquired Fund (Growth Fund) Fees and Expenses Before Expense Waiver	%
Contractual Expense Waiver*	%

Total Annual Portfolio Operating Expenses and Acquired Fund (Growth Fund) Fees and Expenses After Expense Waiver	%

* Under	an Expense Limitation Agreement, the total direct Annual Portfolio Operating Expenses for the Class C shares of the Portfolio will not exceed 0.65% for the period ending April 30, 2011.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Growth Fund, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all expense limitations remain in effect only for the period ending April 30, 2011. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class C
1 Year	$
3 Years	$
5 Years	$
10 Years	$

Portfolio Turnover

The Portfolio, which operates as a feeder fund, does not pay transaction costs when it buys and sells shares of the Growth Fund (or “turns over” its portfolio). The Growth Fund pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Growth Fund and the Portfolio. During the most recent fiscal year, the Growth Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

The Portfolio operates as a “feeder fund” which means that it does not buy investment securities directly. Instead, the Portfolio invests in a “master fund,” the Growth Fund, a fund of the American Funds Insurance Series, which in turn purchases investment securities. The Portfolio has essentially the same investment objectives and limitations as the Growth Fund. The Growth Fund has other shareholders, each of whom will pay their proportionate share of the Growth Fund’s expenses. The Portfolio invests all of its assets in shares of the Growth Fund.

The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest in the securities of issuers representing a broad range of market capitalizations. The Growth Fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada.

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Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks of the Growth Fund, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Growth Fund’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Growth Fund.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment.

The Growth Fund may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Past Performance

The information below shows the volatility of the Portfolio’s returns and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class C shares, the Portfolio’s only Class outstanding for each full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31

Highest Quarter	– 2009	+ %
Lowest Quarter	– 2009	- %

American Funds Growth Portfolio

4

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception	Inception Date
Class C	%	%	4-28-08
S&P 500 Index	%	%*
* Index performance is from .

For information on the Growth Fund’s performance, please see “Management—The Master Fund’s Investment Adviser” in this Prospectus.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Investment Adviser to the Growth Fund.    Capital Research and Management Company (“CRMC”) is the investment adviser to the Growth Fund. For more information about CRMC, please see “Management—The Master Fund’s Investment Adviser” in this Prospectus and “Investment Advisory and Other Services—Master Funds” in the Statement of Additional Information.

Portfolio Counselors.    Donnalisa P. Barnum, Senior Vice President of Capital World Investors (“CWI”); Gregg E. Ireland, Senior Vice President of CWI; Michael T. Kerr, Senior Vice President of CWI, Ronald B. Morrow, Senior Vice President of CWI and Gregory D. Johnson, Senior Vice President of CWI, have managed the Growth Fund since 2003, 2006, 2007, 2005, and 2003, respectively. The portfolio counselors manage separate segments of the Growth Fund. For additional information, please see “Management—The Master Fund’s Investment Adviser” in this Prospectus and “Investment Advisory and Other Services—Master Funds” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

American Funds Growth Portfolio

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class C shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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THE SUMMARY PROSPECTUS FOR THE GROWTH FUND IS DELIVERED TOGETHER WITH THE PORTFOLIO’S SUMMARY PROSPECTUS. The statement of additional information of the Growth Fund is available upon request as described on the back cover.

PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Growth Fund’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Growth Fund’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Growth Fund could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Growth Fund will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Growth Fund could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A master fund that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

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If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Growth Fund may outperform or underperform other funds that employ a different investment style. The Growth Fund may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Growth Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Growth Fund’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Growth Fund’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Growth Fund may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Growth Fund owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Growth Fund’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Growth Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Growth Fund’s foreign currency or securities holdings. Although the Growth Fund may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Growth Fund.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Types of Investments

The Growth Fund invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. The Growth Fund may invest in part in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

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Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Index Description

The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust. The Trustees also review the management of the Growth Fund’s assets by its investment adviser.

The Portfolio and the Growth Fund expect to maintain consistent investment objectives, but if the Growth Fund does not, the Portfolio may withdraw from the Growth Fund, receiving either cash or securities in exchange for its interest in the Growth Fund. In addition, MetLife Advisers or the Trust’s Board of Trustees may withdraw the Portfolio from the Growth Fund if the Growth Fund’s investment policies significantly change or if, over a full market cycle, the Growth Fund consistently underperforms its benchmark or other funds with similar investment objectives and policies. The Trust’s Board of Trustees would then consider whether the Portfolio should hire its own investment adviser, invest in a different master fund, or take other action in the best interest of shareholders.

Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers selects the master fund in which the Portfolio will invest and monitors the master fund’s investment program. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment porfolios had assets of approximately $     billion as of December 31, 2009.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

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MetLife Advisers receives no compensation for its services to the Portfolio. In the event that the Portfolio were to withdraw from the Growth Fund and invest its assets directly in investment securities, MetLife Advisers would retain the services of an investment adviser and would receive a management fee at an annual rate of 0.75% of average daily net assets of the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers is available in the Portfolio’s most recent annual report.

Expense Limitation Agreement

In the interest of limiting expenses of the Portfolio until April 30, 2011, MetLife Advisers has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, MetLife Advisers has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio, other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, acquired fund (Growth Fund) fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), are limited to 0.65% of average daily net assets for Class C shares of the Portfolio.

The Portfolio may at a later date reimburse to MetLife Advisers the management fees waived or reduced and other expenses assumed and paid by MetLife Advisers pursuant to the Expense Limitation Agreement provided the Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual operating expenses of the Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio’s total annual operating expenses are less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees.

The total amount of reimbursement to which MetLife Advisers may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by MetLife Advisers and (ii) all other payments previously remitted by MetLife Advisers to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to MetLife Advisers with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by MetLife Advisers to the Portfolio.

The Master Fund’s Investment Adviser

Under the terms of the agreement between the investment adviser and the American Funds Insurance Series, the investment adviser develops a plan for investing the assets of the Growth Fund, selects the assets to be purchased and sold by the Growth Fund, selects the broker-dealer or broker-dealers through which the Growth Fund will buy and sell its assets, and negotiates the payment of commissions, if any, to those broker-dealers. Day-to-day

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management of the investments in the Growth Fund is the responsibility of the investment adviser’s portfolio counselors. The portfolio counselors of the Growth Fund are indicated below following a brief description of the investment adviser.

CAPITAL RESEARCH AND MANAGEMENT COMPANY, 333 South Hope Street, Los Angeles, California 90071, is the investment adviser to the Growth Fund and other mutual funds, including the American Funds Insurance Series. CRMC, an experienced investment management organization founded in 1931, is a wholly owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2009, CRMC had in excess of $     billion in assets under management.

CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

The total management fee paid by the Growth Fund, as a percentage of average net assets, for the fiscal year ended December 31, 2009 was     %.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the Growth Fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by the Growth Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. In addition, CRMC’s research professionals may make investment decisions with respect to a portion of the Growth Fund’s portfolio. The primary portfolio counselors for the Growth Fund are listed below.

Portfolio Counselor for the Fund/Title (if applicable)	Primary Title with CRMC (or affiliate)	Years of Experience as Portfolio Counselor (and research professional, if applicable) (approximate)	Approximate Years of Experience as an Investment Professional
			With CRMC (or affiliate)	Total Years
Donnalisa P. Barnum	Senior Vice President—CWI	7 years	23	28
Gregg E. Ireland	Senior Vice President—CWI	4 years	37	37
Michael T. Kerr	Senior Vice President—CWI	5 years	24	26
Ronald B. Morrow	Senior Vice President—CWI	7 years (plus 7 years of prior experience as an investment analyst for the Fund)	12	41
Gregory D. Johnson	Senior Vice President—CWI	3 years	16	16

Performance of the Growth Fund

The Portfolio and the Growth Fund have essentially the same investment objectives, policies, and strategies. Since the Portfolio commenced operations on April 28, 2008, it does not have a significant operating history. However, hypothetical performance information regarding the Portfolio is presented because the Portfolio’s performance is based on the performance of the Growth Fund for the year ended December 31, 2009, adjusted to reflect the Portfolio’s

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expenses for the year ended December 31, 2009 (including contractual expense waivers). The information below provides an evaluation of the risks of investing in the Portfolio by showing the volatility of the Portfolio’s returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future results.

The performance shown below in the bar chart is the performance of the Portfolio’s Class C shares, which has a Rule 12b-1 fee of 0.55% of average daily net assets.

The bar chart below shows you the performance of the Portfolio’s Class C shares for the last 10 calendar years (based on the performance of the Growth Fund’s Class 1 shares, as adjusted for Portfolio class expenses) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

High Quarter	4th – 1999	+30.77%
Low Quarter	3rd – 2001	-27.12%

The table below compares the Portfolio’s Class C shares average annual compounded total returns (based on the performance of the Growth Fund’s Class 1 shares, as adjusted for Portfolio class expenses) for the 1-, 5- and 10-year periods through December 31, 2009 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Year	10 Year
American Funds Growth Portfolio—Class C shares	38.68%	1.83%	0.60%
S&P 500 Index	26.46%	0.42%		-0.95%

Distribution Plan

The Portfolio has adopted for its Class C shares a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the

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distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 1.00% for Class C of the average daily net assets of the Portfolio allocated to Class C shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class C shares are limited to 0.55% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Master-Feeder Structure

The Growth Fund will have other shareholders, each of whom will pay their proportionate share of the Growth Fund’s expenses. As a shareholder of the Growth Fund, the Portfolio will have the same voting rights as other shareholders. It is anticipated that Contract owners will be solicited by MetLife for their voting instructions. The Portfolio has the right to switch master funds or decide to have MetLife Advisers manage its assets directly if the Trust’s Board of Trustees decides it is in the best interest of the Portfolio to do so.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) complete portfolio holdings for the Portfolio and (ii) the percentage of the Portfolio’s net assets that each of the ten largest

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holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. The information regarding the Portfolio’s holdings will be posted on or about ten (10) business days following the end of each calendar quarter.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Information on the portfolio holdings of the Growth Fund is posted on the American Funds Insurance Series website (www.americanfunds.com).

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

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In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

Similarly, for purposes of the section 817(h) diversification requirements, an investment in the Growth Fund by the Portfolio is treated not as a single investment but as an investment in each asset owned by the Growth Fund, so long as shares of the Growth Fund are owned, directly or through the Portfolio, only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio and the Growth Fund are and will be so owned. Thus, so long as the Portfolio and the Growth Fund comply with the section 817(h) diversification requirements, each Contract generally will also satisfy those requirements. See the prospectus for the relevant Contract.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

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Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class C shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class C shares are subject to a Rule 12b-1 fee of 0.55% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

The Class 1 shares of the Growth Fund, which the Portfolio will purchase, are not subject to a Rule 12b-1 fee.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in

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the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar

American Funds Growth Portfolio

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amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in a master fund that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. A master fund that may be adversely affected by price arbitrage include those master funds that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If a master fund invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the master fund calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in master fund share prices that are based on closing prices of foreign securities established some time before the master fund calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the master fund calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

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Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class C shares’ financial performance for its period of operation. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

    AMERICAN FUNDS® GROWTH PORTFOLIO

Class C	For the year ended December 31, 2009(a)	For the Period from April 28, 2008 (Commencement of Operations) to December 31, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.15
NET REALIZED AND UNREALIZED LOSS		(4.34)
TOTAL FROM INVESTMENT OPERATIONS		(4.19)
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.23)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		—
TOTAL DISTRIBUTIONS		(0.23)
NET ASSET VALUE, END OF PERIOD		$5.58
TOTAL RETURN		(41.84)%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$68.5
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.65%*
NET INVESTMENT INCOME		3.09%*
PORTFOLIO TURNOVER RATE		0.2%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.92%*

*	Annualized
**	Non-annualized
(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, including the statement of additional information and other information about the Growth Fund, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

American Funds® Growth Allocation Portfolio

Class B and Class C Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

American Funds® Growth Allocation Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, as adjusted to assume that current contractual fees and expenses were in effect for all of 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class B	Class C
Management Fee	0.10%	0.10%
Distribution and/or Service (12b-1) Fees	0.25%	0.55%
Other Expenses	%	%
Acquired Fund (Underlying Portfolio) Fees and Expenses	%	%

Total Annual Portfolio Operating Expenses and Acquired Fund (Underlying Portfolio) Fees and Expenses Before Expense Waiver	%	%
Contractual Expense Waiver*	%	%

Total Annual Portfolio Operating Expenses and Acquired Fund (Underlying Portfolio) Fees and Expenses After Expense Waiver	%	%

*	Under an Expense Limitation Agreement, the total direct Annual Portfolio Operating Expenses for the Class B and Class C shares of the Portfolio will not exceed 0.35% and 0.65%, respectively, for the period ending April 30, 2011.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all expense limitations remain in effect only for the period ending April 30, 2011. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class B	Class C
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 200% or more.

Principal Investment Strategies

The Portfolio will invest substantially all of its assets in shares of the Underlying Portfolios, which are funds of the American Funds Insurance Series. The Portfolio has a target allocation between the two primary asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the primary asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those assets classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment process and portfolio analytical and management personnel.

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Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that may hold large cap, small cap, mid cap or international equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 85% to equity securities and 15% to fixed income securities.

The following chart describes the target allocations, as of May 1, 2010, between equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and international securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	85%
International		63%
Domestic		22%
Fixed Income	15%
Investment Grade		11%
High Yield		2%
Foreign Fixed Income		2%

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential. The Portfolio seeks to achieve capital growth secondarily through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest substantially all of their assets in U.S. government securities, as well as Underlying Portfolios that invest in investment grade and high-yield, high-risk bonds.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between the primary asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest, and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information About the Portfolio’s Investment Strategies” in this Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk    is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk.    An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general

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economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk.    The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk.    The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Derivatives Risk.    An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As

American Funds Growth Allocation Portfolio

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a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31

Highest Quarter	– 2009	+ %
Lowest Quarter	– 2009	- %

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception	Inception Date
Class B	34.36%	-8.13%	4-28-08
Class C	34.04%	-8.54%	4-28-08
Dow Jones Moderately Aggressive Index	31.31%	-5.95%*
* Index performance is from .

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser.

Portfolio Managers.    The Portfolio is managed by a committee led by Elizabeth M. Forget, President of the Metropolitan Series Fund, Inc. (the “Fund”), the Trust and MetLife Advisers. Other members of the committee are Alan C. Leland, Jr., Senior Vice President of the Fund and Chief Financial Officer of MetLife Advisers; Darrell A. Olson, Director in the Investments Department of Metropolitan Life Insurance Company and Vice President of MetLife Advisers; Thomas C. McDevitt, Vice President of MetLife Advisers; and Jeffrey L. Bernier, Senior Vice President of the Fund and MetLife Advisers, and Vice President of the Trust. Each member of the committee has managed the Portfolio since its inception.

For more information about the adviser and the portfolio managers, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class B and Class C shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios is directly related to the performance of the Underlying Portfolios. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying Portfolios and the ability of the Underlying Portfolios to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying Portfolio fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk

An Underlying Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying Portfolio’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be

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negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by an Underlying Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on an Underlying Portfolio’s shares.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For an Underlying Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of an Underlying Portfolio’s fixed income investments will affect the volatility of the Underlying Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. An Underlying Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if an Underlying Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If an Underlying Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

An Underlying Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans,

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repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Underlying Portfolio. If an Underlying Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities which are rated below “investment grade” or are not rated but are of equivalent quality. An Underlying Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than an Underlying Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Underlying Portfolio’s adviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Underlying Portfolio.

An Underlying Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

An Underlying Portfolio that invests in high yield debt securities that are rated C or below, or “distressed securities,” will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. An Underlying Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. An Underlying Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and

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financial reporting standards and practices as are U.S. companies. In addition, an Underlying Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent an Underlying Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying Portfolio’s foreign currency or securities holdings. Although an Underlying Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying Portfolio.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries.

The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

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Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

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Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying Portfolio’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Mortgage-backed and Asset-backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers largely depend on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose an Underlying Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, an Underlying Portfolio may buy mortgage-backed or

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asset-backed securities at a premium. Accelerated prepayments on these securities could cause an Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause an Underlying Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If an Underlying Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Underlying Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to an Underlying Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Derivatives Risk

An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that an Underlying Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent an Underlying Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or, if an Underlying Portfolio hedges imperfectly, the Underlying Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. An Underlying Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

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Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an Underlying Portfolio uses derivatives for leverage, investments in the Underlying Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Leveraging Risk

Derivatives and other transactions in which an Underlying Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause an Underlying Portfolio’s performance to be more volatile than if the Underlying Portfolio had not been leveraged. Leveraging may expose an Underlying Portfolio to losses in excess of the amounts invested or borrowed.

An Underlying Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause an Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Although the segregation of assets will generally ensure that an Underlying Portfolio has assets available to satisfy its obligations with respect to the transaction creating leverage and will place a limit on the amount of leverage the Underlying Portfolio will employ, it will not limit the Underlying Portfolio’s exposure to loss from the transaction.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio was designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in the Underlying Portfolios, which are funds of the American Funds Insurance Series. The Portfolio has a target allocation between the two primary asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment process and portfolio analytical and management personnel. MetLife Advisers may add new Underlying Portfolios or replace existing Underlying Portfolios with other portfolios of American Funds Insurance Series or the Trust or the Fund. MetLife Advisers may also change the allocations among the Underlying Portfolios, dependent upon, among other factors, changing market dynamics, changes to the personnel, investment process, or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a risk adjusted benefit to the Portfolio. Information regarding the Underlying Portfolios is set forth in Appendix A to this Prospectus and included in the current summary prospectuses and prospectuses for those portfolios. Copies of the summary prospectuses and prospectuses may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

Before selecting Underlying Portfolios, MetLife Advisers analyzes each Underlying Portfolio’s historic holdings to determine the Underlying Portfolio’s investment attributes. For example, for Underlying Portfolios structured for equity investment, large-cap, mid-cap, and small-cap exposure is considered as is the investment bias toward growth, or value style of investment. For Underlying Portfolios that invest in fixed income securities, the effective duration is evaluated in conjunction with exposure to particular sectors of the fixed income marketplace, including U.S. Treasury securities, government agencies, asset-backed securities, mortgage-backed securities, investment grade corporate bonds, high yield corporate bonds, non-U.S. government and corporate obligations, emerging market debt and cash or money market instruments. Depending upon the amount of cash or money market instruments held in the aggregate among the Underlying Portfolios, the Portfolio maintains the ability to invest in an Underlying Portfolio which only holds money market instruments. MetLife Advisers evaluates the dynamics among the Underlying Portfolios and their respective holdings in order to determine the appropriate weighting for the Portfolio’s risk profile.

Periodically, MetLife Advisers will communicate with or visit management personnel of each Underlying Portfolio to discuss the management personnel’s outlook and positioning of the Underlying Portfolio and determine the extent of any changes that may have occurred. Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these primary asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to any of the Underlying Portfolios. If a new Underlying Portfolio is selected by MetLife Advisers, a shifting of allocations to the remaining Underlying Portfolios may result, as MetLife Advisers seeks to maintain the appropriate diversification and risk profile for the Portfolio.

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The Underlying Portfolios of American Funds Insurance Series in which the Portfolio may currently invest are:

Blue Chip Income and Growth Fund Bond Fund Cash Management Fund Global Bond Fund Global Discovery Fund Global Growth Fund Global Growth and Income Fund	Global Small Capitalization Fund Growth-Income Fund Growth Fund High-Income Bond Fund International Fund New World Fund U.S. Government/AAA-Rated Securities Fund

There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Portfolio. MetLife Advisers may take into account these capacity considerations when allocating investments among the Underlying Portfolios.

Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, as set forth in the Portfolio Summary, the Portfolio’s actual allocations may be different from its target allocations. Actual allocations may be different from target allocations because of, for example, changes to the Underlying Portfolios’ asset values due to market movements. MetLife Advisers may effect purchases and redemptions in the Underlying Portfolios in a way to bring actual allocations more closely in line with the target allocations. In addition, MetLife Advisers may, from time to time, rebalance allocations to the Underlying Portfolios to correspond to the target allocations.

The actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios are available from the Trust at the following website—www.metlifeinvestors.com. Upon accessing the website, click on the “Individuals Enter Here” section, then click on “Learn more about MetLife Investors”, then click on “Met Investors Series Trust”, then click on “American Funds Asset Allocation Portfolios” where you will find actual allocations for the Portfolio as of the end of the prior quarter. This information will be updated periodically to reflect the actual allocations.

Please note that the expenses of the Underlying Portfolios, as set forth in the Portfolio Summary, could change as the Underlying Portfolios’ asset values change or through the addition or deletion of Underlying Portfolios. Because the Portfolio invests in Underlying Portfolios, the costs of investing in the Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. The Portfolio, as a shareholder, will pay its share of the Underlying Portfolios’ expenses as well as the Portfolio’s own expenses. Therefore, an investment in the Portfolio may result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

MetLife Advisers has broad discretion to allocate and reallocate the assets of the Portfolio among the Underlying Portfolios consistent with the Portfolio’s investment objective and policies and target allocations. In addition to the investment advisory fee charged by MetLife Advisers for its asset allocation services, MetLife Advisers would receive investment advisory fees from any affiliated Underlying Portfolios in which the Portfolio may invest. In this regard, MetLife Advisers has an incentive to select and invest the Portfolio’s assets in affiliated

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Underlying Portfolios with higher fees than other Underlying Portfolios. Also MetLife Advisers may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers is obligated to disregard these considerations. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Portfolios of the Trust. Currently, MetLife Advisers does not invest in any affiliated Underlying Portfolios.

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying Portfolios have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Types of Investments

The Underlying Portfolios invest in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some Underlying Portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. MetLife Advisers may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Moderately Aggressive Index is a benchmark designed for asset allocation strategists who are willing to take 80% of the risk of an all equity portfolio. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash using a combination of various indices (both domestic and foreign) from Barclays Capital and Dow Jones. The index has held an average of     % in equities over the past three years ending in             .

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by MetLife Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

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The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, manages the Portfolio. MetLife Advisers is responsible for the general management and administration of the Portfolio. In addition to its managerial responsibilities, MetLife Advisers is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocation is consistent with the guidelines that have been approved by the Board of Trustees. Within the asset allocation range for the Portfolio, MetLife Advisers will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on the investment objectives and policies of the Underlying Portfolios, MetLife Advisers’ investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $         billion as of December 31, 2009.

The Portfolio is managed by a committee composed of the individuals listed below. Each member of the committee is jointly and primarily responsible for the management of the Portfolio.

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Elizabeth M. Forget is the Chair of the committee. Ms. Forget has been President, Chairman of the Board and Director of the Fund since 2006, and President and Trustee of the Trust since 2000. She has been President, Chief Executive Officer and Chair of MetLife Advisers’ Board of Managers since 2006. She was President of Met Investors Advisory, LLC from 2000 to 2009. Ms. Forget has been Senior Vice President of MetLife, Inc. since 2007 and Executive Vice President of MetLife Investors Group, Inc. since 2000.

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Alan C. Leland, Jr., CFA, has been Chief Financial Officer of MetLife Advisers since 1994 and a member of MetLife Advisers’ Board of Managers since 2006. He has been Senior Vice President of the Fund since 2005 and is a Vice President of Metropolitan Life Insurance Company. He has worked for Metropolitan Life Insurance Company and its predecessors for over 30 years and has worked for MetLife Advisers since its inception in 1994.

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Darrel A. Olson, CFA, joined Metropolitan Life Insurance Company in 1979. He has been a Vice President of MetLife Advisers since 2005 and has been a Director in the Investments Department of Metropolitan Life Insurance Company since 2001.

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Thomas C. McDevitt, CIMA, is Vice President of MetLife Advisers. Mr. McDevitt joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1980 and became part of the Investment Management Department in 1988. He has worked for MetLife Advisers since its inception in 1994.

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Jeffrey L. Bernier, CIMA, joined Metropolitan Life Insurance Company in 2007. He has been a Senior Vice President of the Fund and MetLife Advisers since 2008, and a Vice President of the Trust since 2009. He has been a Vice President of Metropolitan Life Insurance Company since 2008. From 2004 until he joined Metropolitan Life Insurance Company, Mr. Bernier was a Director and Senior Investment Analyst of Investment Management Services for John Hancock Financial Services.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and

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without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.10% of first $500 million of such assets plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion.

The SAI provides additional information about each committee member’s compensation, other accounts managed and the member’s ownership of securities in the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers is available in the Portfolio’s most recent annual report.

Expense Limitation Agreement

In the interest of limiting expenses of the Portfolio until April 30, 2011, MetLife Advisers has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, MetLife Advisers has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio, other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, acquired fund fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), are limited to 0.35% and 0.65% of average daily net assets for Class B and Class C shares, respectively, of the Portfolio.

The Portfolio may at a later date reimburse to MetLife Advisers the management fees waived or reduced and other expenses assumed and paid by MetLife Advisers pursuant to the Expense Limitation Agreement provided the Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual operating expenses of the Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio’s total annual operating expenses are less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees.

The total amount of reimbursement to which MetLife Advisers may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by

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MetLife Advisers and (ii) all other payments previously remitted by MetLife Advisers to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to MetLife Advisers with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by MetLife Advisers to the Portfolio.

Distribution Plans

The Portfolio has adopted for its Class B and Class C shares a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B and up to 1.00% for Class C of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class C shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B and Class C shares are limited to 0.25% and 0.55%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

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Fund of Funds Structure

Each Underlying Portfolio will have other shareholders, each of whom will pay their proportionate share of the Underlying Portfolio’s expenses. As a shareholder of an Underlying Portfolio, the Portfolio will have the same voting rights as other shareholders.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) complete portfolio holdings for the Portfolio and (ii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. The information regarding the Portfolio’s holdings will be posted on or about ten (10) business days following the end of each calendar quarter.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and

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annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

Similarly, for purposes of the section 817(h) diversification requirements, an investment in an Underlying Portfolio by the Portfolio is treated not as a single investment but as an investment in each asset owned by the Underlying Portfolio, so long as shares of the Underlying Portfolio are owned, directly or through the Portfolio, only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio and Underlying Portfolios are and will be so owned. Thus, so long as the Portfolio and Underlying Portfolios comply with the section 817(h) diversification requirements, each Contract generally will also satisfy those requirements. See the prospectus for the relevant Contract.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

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Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class B and Class C shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B and Class C shares are subject to a Rule 12b-1 fee of 0.25% and 0.55%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

The Class 1 shares of the Underlying Portfolios, which the Portfolio will purchase, are not subject to a Rule 12b-1 fee.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements

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currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

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Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in an Underlying Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying Portfolios that may be adversely affected by price arbitrage include those Underlying Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying Portfolio is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets

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may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class B and Class C shares’ financial performance for its period of operation. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

AMERICAN FUNDS® GROWTH ALLOCATION PORTFOLIO

Class B	For the year ending December 31, 2009(a)	For the period from April 28, 2008 (commencement of operations) to December 31, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.14
NET REALIZED AND UNREALIZED LOSS		(3.69)
TOTAL FROM INVESTMENT OPERATIONS		(3.55)
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.28)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.00)†
TOTAL DISTRIBUTIONS		(0.28)
NET ASSET VALUE, END OF PERIOD		$6.17
TOTAL RETURN		(35.45)%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$0.7
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.35%(b)*
NET INVESTMENT INCOME		2.37%(c)*
PORTFOLIO TURNOVER RATE		4.6%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.65%*

*	Annualized
**	Non-annualized
†	Rounds to less than $0.005 per share.
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

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    AMERICAN FUNDS® GROWTH ALLOCATION PORTFOLIO

Class C	For the year ending December 31, 2009(a)	For the period from April 28, 2008 (commencement of operations) to December 31, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.23
NET REALIZED AND UNREALIZED LOSS		(3.81)
TOTAL FROM INVESTMENT OPERATIONS		(3.58)
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.28)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.00)†
TOTAL DISTRIBUTIONS		(0.28)
NET ASSET VALUE, END OF PERIOD		$6.14
TOTAL RETURN		(35.78)%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$785.5
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.65%(b)*
NET INVESTMENT INCOME		4.65%(c)*
PORTFOLIO TURNOVER RATE		4.6%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.70%*

*	Annualized
**	Non-annualized
†	Rounds to less than $0.005 per share.
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

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APPENDIX A

DESCRIPTION OF THE UNDERLYING PORTFOLIOS

The Portfolio may invest in Class 1 shares of the Underlying Portfolios. The following table sets forth: (i) the names of the Underlying Portfolios, (ii) the expense ratios of the Class 1 shares of the Underlying Portfolios for the most recent fiscal year, and (ii) brief descriptions of the Underlying Portfolios’ investment goals and principal strategies. Each of the Underlying Portfolios is managed by Capital Research and Management Company. Additional investment practices are described in the American Funds Insurance Series’ statement of additional information and in the prospectus for the Underlying Portfolios.

Underlying Portfolio	Expense Ratio		Goal and Principal Strategy
Blue Chip Income and Growth Fund		%	The Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the U.S., so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The Fund is designed for investors seeking both income and capital appreciation.

Bond Fund		%	The Fund seeks to maximize current income and preserve capital. Normally, the Fund invests at least 80% of its assets in bonds and other debt securities. The Fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in debt securities rated Ba1 or below by Moody’s Investors Service, Inc. and BB+ or below by Standard & Poor’s Ratings Services or unrated but determined to be of equivalent quality.

Cash Management Fund		%	The Fund seeks to provide an opportunity to earn income on cash reserves while preserving value and maintaining liquidity. Normally, the Fund invests substantially in high-quality money market instruments. In addition, the Fund may invest in securities issued by entities domiciled outside the U.S. or Canada, or in securities with credit and liquidity support features provided by entities domiciled outside the U.S. or Canada.

Global Bond Fund		%	The Fund seeks to provide, over the long term, as high a level of total return as is consistent with prudent management, by investing primarily in investment grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars. The Fund may also invest in lower quality, higher yielding debt securities, sometimes referred to as “junk bonds.” The total return of the Fund will be the result of interest income, changes in the market value of the Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

Global Discovery Fund		%	The Fund seeks to grow over time by investing primarily in stocks of companies in the services and information areas of the global economy. The Fund may invest up to 25% of its assets in companies outside the services and information areas. The Fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the Fund should have a long term perspective and be able to tolerate potentially wide price fluctuations.

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Underlying Portfolio	Expense Ratio		Goal and Principal Strategy
Global Growth Fund		%	The Fund seeks to grow over time by investing primarily in common stocks of companies located around the world. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Global Growth and Income Fund		%	The Fund seeks to grow over time and provide current income by investing primarily in stocks of well-established companies located around the world. The Fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the Fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

Global Small Capitalization Fund		%	The Fund seeks to grow over time by investing primarily in stocks of smaller companies, located around the world. Normally, the Fund invests at least 80%, of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the Fund’s holding of small capitalization stocks may fall below the 80% threshold due to subsequent market action.

Growth-Income Fund		%	The Fund seeks to grow and provide income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in S&P 500 Index.

Growth Fund		%	The Fund seeks to grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. In seeking to pursue its investment objective, the Fund may invest in the securities of issuers representing a broad range of market capitalizations.

High-Income Bond Fund		%	The Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba1 or below by Moody’s Investors Service, Inc. or BB+ or below by Standard & Poor’s Ratings Services or unrated but determined to be of equivalent quality). The Fund may also invest up to 25% of its assets in securities of issuers domiciled outside the U.S. Normally, the Fund invests at least 80% of its assets in bonds and other debt securities.

International Fund		%	The Fund seeks to grow over time by investing primarily in common stocks of companies located outside the United States. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

New World Fund		%	The Fund seeks to grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The Fund is designed for investors seeking capital appreciation.

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Underlying Portfolio	Expense Ratio		Goal and Principal Strategy
U.S. Government/AAA-Rated Securities Fund		%

The Fund seeks to provide a high level of current income, as well as preservation of investment. Normally, the Fund will invest at least 80% of its assets in securities that are guaranteed by the “full faith and credit” pledge of the U.S. government or debt securities that are rated Aaa by Moody’s Investors Service, Inc. or AAA by Standard & Poor’s Ratings Services or unrated but determined to be of equivalent quality. The Fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The Fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer. Such securities may include mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage (“Freddie Mac”) are neither issued nor guaranteed by the U.S. Treasury.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

American Funds® International Portfolio

Class C Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

American Funds® International Portfolio

PORTFOLIO SUMMARY:

Investment Objective

To achieve growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below reflect aggregate annual operating expenses of the Portfolio and the investment company in which the Portfolio invests (the “International Fund”). The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class C
Management Fee	0.00%
Distribution and Service (12b-1) Fees	0.55%
Other Expenses	%
Acquired Fund (International Fund) Fees and Expenses	%

Total Annual Portfolio Operating Expenses and Acquired Fund (International Fund) Fees and Expenses Before Expense Waiver	%
Contractual Expense Waiver*	%

Total Annual Portfolio Operating Expenses and Acquired Fund (International Fund) Fees and Expenses After Expense Waiver	%

*	Under an Expense Limitation Agreement, the total direct Annual Portfolio Operating Expenses for the Class C shares of the Portfolio will not exceed 0.65% for the period ending April 30, 2011.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the International Fund, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all expense limitations remain in effect only for the period ending April 30, 2011. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class C
1 Year	$
3 Years	$
5 Years	$
10 Years	$

Portfolio Turnover

The Portfolio, which operates as a feeder fund, does not pay transaction costs when it buys and sells shares of the International Fund (or “turns over” its portfolio). The International Fund pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the International Fund and the Portfolio. During the most recent fiscal year, the International Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

The Portfolio operates as a “feeder fund” which means that it does not buy investment securities directly. Instead, the Portfolio invests in a “master fund,” the International Fund, a fund of the American Funds Insurance Series, which in turn purchases investment securities. The Portfolio has essentially the same investment objectives and limitations as the International Fund. The International Fund has other shareholders, each of whom will pay their proportionate share of the International Fund’s expenses. The Portfolio invests all of its assets in shares of the International Fund.

The International Fund invests primarily in common stocks of companies located outside the United States, including companies located in emerging markets.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could

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lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks of the International Fund, which are described in more detail in “Primary Risks of Investing in this Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The International Fund’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by International Fund.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The International Fund may outperform or underperform other funds that employ a different investment style.

Past Performance

The information below shows the volatility of the Portfolio’s returns and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class C shares, the Portfolio’s only Class outstanding for each full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31

Highest Quarter	– 2009	+ %
Lowest Quarter	– 2009	- %

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The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Descriptions” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception	Inception Date
Class C	%	%	4-28-08
MSCI EAFE (Europe, Australasia, Far East) Index (net)%		%*
Morgan Stanley Capital International AC World (ex U.S.) Index (net)%		%*
* Index performance is from .*

For information on the International Fund’s performance, please see “Management—The Master Fund’s Investment Adviser” in this Prospectus.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Investment Adviser to the International Fund.    Capital Research and Management Company (“CRMC”) is the investment adviser to the International Fund. For more information about CRMC, please see “Management—The Master Fund’s Investment Adviser” in this Prospectus and “Investment Advisory and Other Services—Master Funds” in the Statement of Additional Information.

Portfolio Counselors.     Sung Lee, Senior Vice President of Capital Research Global Investors (“CRGI”); Jesper Lyckeus, Senior Vice President of CRGI; and Christopher M. Thomsen, Senior Vice President of CRGI, have managed the International Fund since 2006, 2007, and 2006, respectively. The portfolio counselors manage separate segments of the International Fund. For additional information, please see “Management—The Master Fund’s Investment Adviser” in this Prospectus and “Investment Advisory and Other Services—Master Funds” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

American Funds International Portfolio

5

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class C shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

American Funds International Portfolio

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THE SUMMARY PROSPECTUS FOR THE INTERNATIONAL FUND IS DELIVERED TOGETHER WITH THE PORTFOLIO’S SUMMARY PROSPECTUS. The statement of additional information of the International Fund is available upon request as described on the back cover.

PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The International Fund’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the International Fund’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The International Fund could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the International Fund will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the International Fund could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks

American Funds International Portfolio

7

not associated with investing in U.S. securities. These additional risks may adversely affect the International Fund’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the International Fund’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the International Fund may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the International Fund owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the International Fund’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the International Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the International Fund’s foreign currency or securities holdings. Although the International Fund may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the International Fund.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

American Funds International Portfolio

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The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries.

The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A master fund that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

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Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The International Fund may outperform or underperform other funds that employ a different investment style. The International Fund may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the International Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

American Funds International Portfolio

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Types of Investments

The International Fund invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. The International Fund invest primarily in foreign equity securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

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Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Index Descriptions

The Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

The Morgan Stanley Capital International AC World (ex U.S.) Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust. The Trustees also review the management of the International Fund’s assets by its investment adviser.

The Portfolio and the International Fund expect to maintain consistent investment objectives, but if the International Fund does not, the Portfolio may withdraw from the International Fund, receiving either cash or securities in exchange for its interest in the International Fund. In addition, MetLife Advisers or the Trust’s Board of Trustees may withdraw the Portfolio from the International Fund if the International Fund’s investment policies significantly change or if, over a full market cycle, the International Fund consistently underperforms its benchmark or other funds with similar investment objectives and policies. The Trust’s Board of Trustees would then consider whether the Portfolio should hire its own investment adviser, invest in a different master fund, or take other action in the best interest of shareholders.

Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers selects the master fund in which the Portfolio will invest and monitors the master fund’s investment program. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $     billion as of December 31, 2009.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated

American Funds International Portfolio

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because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers receives no compensation for its services to the Portfolio. In the event that the Portfolio were to withdraw from the International Fund and invest its assets directly in investment securities, MetLife Advisers would retain the services of an investment adviser and would receive a management fee at an annual rate of 0.90% of average daily net assets of the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers is available in the Portfolio’s most recent annual report.

Expense Limitation Agreement

In the interest of limiting expenses of the Portfolio until April 30, 2011, MetLife Advisers has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, MetLife Advisers has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio, other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, acquired fund (International Fund) fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), are limited to 0.65% of average daily net assets for Class C shares of the Portfolio.

The Portfolio may at a later date reimburse to MetLife Advisers the management fees waived or reduced and other expenses assumed and paid by MetLife Advisers pursuant to the Expense Limitation Agreement provided the Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual operating expenses of the Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio’s total annual operating expenses are less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees.

The total amount of reimbursement to which MetLife Advisers may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by MetLife Advisers and (ii) all other payments previously remitted by MetLife Advisers to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to MetLife Advisers with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by MetLife Advisers to the Portfolio.

The Master Fund’s Investment Adviser

Under the terms of the agreement between the investment adviser and the American Funds Insurance Series, the investment adviser develops a plan for investing the assets of the

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International Fund, selects the assets to be purchased and sold by the International Fund, selects the broker-dealer or broker-dealers through which the International Fund will buy and sell its assets, and negotiates the payment of commissions, if any, to those broker-dealers. Day-to-day management of the investments in the International Fund is the responsibility of the investment adviser’s portfolio counselors. The portfolio counselors of the International Fund are indicated below following a brief description of the investment adviser.

CAPITAL RESEARCH AND MANAGEMENT COMPANY, 333 South Hope Street, Los Angeles, California 90071, is the investment adviser to the International Fund and other mutual funds, including the American Funds Insurance Series. CRMC, an experienced investment management organization founded in 1931, is a wholly owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2009, CRMC had in excess of $         billion in assets under management.

CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

The total management fee paid by the International Fund, as a percentage of average net assets, for the fiscal year ended December 31, 2009 was     %.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of the International Fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by the International Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. In addition, CRMC’s research professionals may make investment decisions with respect to a portion of the International Fund’s portfolio. The primary portfolio counselors for the International Fund are listed below.

Portfolio Counselor for the Fund/Title (if applicable)	Primary Title with CRMC (or affiliate)	Years of Experience as Portfolio Counselor (and research professional, if applicable) (approximate)	Approximate Years of Experience as an Investment Professional
			With CRMC (or affiliate)	Total Years
Sung Lee	Senior Vice President—CRGI	4 years	16	16
Jesper Lyckeus	Senior Vice President—CRGI	3 years (plus 9 years of prior experience as an investment analyst for the Fund)	15	15
Christopher M. Thomsen	Senior Vice President—CRGI	4 years	13	13

Performance of the International Fund

The Portfolio and the International Fund have essentially the same investment objectives, policies, and strategies. Since the Portfolio commenced operations on April 28, 2008, it does not have a significant operating history. However, hypothetical performance information regarding the Portfolio is presented because the Portfolio’s performance is based on the performance of the International Fund for the year ended December 31, 2009, adjusted to reflect the Portfolio’s expenses for the year ended December 31, 2009 (including contractual expense waivers). The information below provides an evaluation of the risks of investing in the

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Portfolio by showing the volatility of the Portfolio’s returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future results.

The performance shown below in the bar chart is the performance of the Portfolio’s Class C shares, which has a Rule 12b-1 fee of 0.55% of average daily net assets.

The bar chart below shows you the performance of the Portfolio’s Class C shares for the last 10 calendar years (based on the performance of the International Fund’s Class 1 shares, as adjusted for Portfolio class expenses) and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

High Quarter	4th – 1999	+42.45%
Low Quarter	4th – 2008	-20.81%

The table below compares the Portfolio’s Class C shares average annual compounded total returns (based on the performance of the International Fund’s Class 1 shares, as adjusted for Portfolio class expenses) for the 1-, 5- and 10-year periods through December 31, 2009 with: (1) the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index and (2) the MSCI All Country World (ex U.S.) Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Year	10 Year
American Funds International Portfolio—Class C shares	42.44%	7.00%	1.61%
MSCI EAFE Index (net)	31.78%	3.54%	1.17%
MSCI All Country World (ex U.S.) Index (net)	41.45%	5.83%	2.71%

Distribution Plan

The Portfolio has adopted for its Class C shares a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as

American Funds International Portfolio

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principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 1.00% for Class C of the average daily net assets of the Portfolio allocated to Class C shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class C shares are limited to 0.55% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Master-Feeder Structure

The International Fund will have other shareholders, each of whom will pay their proportionate share of the International Fund’s expenses. As a shareholder of the International Fund, the Portfolio will have the same voting rights as other shareholders. It is anticipated that Contract owners will be solicited by MetLife for their voting instructions. The Portfolio has the right to switch master funds or decide to have MetLife Advisers manage its assets directly if the Trust’s Board of Trustees decides it is in the best interest of the Portfolio to do so.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) complete portfolio holdings

American Funds International Portfolio

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for the Portfolio and (ii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. The information regarding the Portfolio’s holdings will be posted on or about ten (10) business days following the end of each calendar quarter.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Information on the portfolio holdings of the International Fund is posted on the American Funds Insurance Series website (www.americanfunds.com).

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

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17

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

Similarly, for purposes of the section 817(h) diversification requirements, an investment in the International Fund by the Portfolio is treated not as a single investment but as an investment in each asset owned by the International Fund, so long as shares of the International Fund are owned, directly or through the Portfolio, only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio and the International Fund are and will be so owned. Thus, so long as the Portfolio and the International Fund comply with the section 817(h) diversification requirements, each Contract generally will also satisfy those requirements. See the prospectus for the relevant Contract.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

American Funds International Portfolio

18

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class C shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class C shares are subject to a Rule 12b-1 fee of 0.55% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

The Class 1 shares of the International Fund, which the Portfolio will purchase, are not subject to a Rule 12b-1 fee.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in

American Funds International Portfolio

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the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar

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amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in a master fund that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. A master fund that may be adversely affected by price arbitrage include those master funds that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If a master fund invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the master fund calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in master fund share prices that are based on closing prices of foreign securities established some time before the master fund calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the master fund calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

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21

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class C shares’ financial performance for its period of operation. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

AMERICAN FUNDS® INTERNATIONAL PORTFOLIO

Class C	For the year ended December 31, 2009(a)	For the Period from April 28, 2008 (Commencement of Operations) to December 31, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.31
NET REALIZED AND UNREALIZED LOSS		(4.20)
TOTAL FROM INVESTMENT OPERATIONS		(3.89)
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.40)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.00)†
TOTAL DISTRIBUTIONS		(0.40)
NET ASSET VALUE, END OF PERIOD		$5.71
TOTAL RETURN		(38.86)%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$54.7
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.65%*
NET INVESTMENT INCOME		6.43%*
PORTFOLIO TURNOVER RATE		7.9%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.85%*

*	Annualized
**	Non-annualized
†	Rounds to less than $0.005 per share.
(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, including the statement of additional information and other information about the International Fund, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

American Funds® Moderate Allocation Portfolio

Class B and Class C Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

American Funds® Moderate Allocation Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

A high total return in the form of income and growth of capital, with a greater emphasis on income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, as adjusted to assume that current contractual fees and expenses were in effect for all of 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class B	Class C
Management Fee	0.10%	0.10%
Distribution and/or Service (12b-1) Fees	0.25%	0.55%
Other Expenses	%	%
Acquired Fund (Underlying Portfolio) Fees and Expenses	%	%

Total Annual Portfolio Operating Expenses and Acquired Fund (Underlying Portfolio) Fees and Expenses Before Expense Waiver	%	%
Contractual Expense Waiver*	%	%

Total Annual Portfolio Operating Expenses and Acquired Fund (Underlying Portfolio) Fees and Expenses After Expense Waiver	%	%

*	Under an Expense Limitation Agreement, the total direct Annual Portfolio Operating Expenses for the Class B and Class C shares of the Portfolio will not exceed 0.35% and 0.65%, respectively, for the period ending April 30, 2011.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all expense limitations remain in effect only for the period ending April 30, 2011. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class B	Class C
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 200% or more.

Principal Investment Strategies

The Portfolio will invest substantially all of its assets in shares of the Underlying Portfolios, which are funds of the American Funds Insurance Series. The Portfolio has a target allocation between the two primary asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the primary asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those assets classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’

3

investment objectives, policies, investment process and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio invests in Underlying Portfolios that may hold large cap, small cap, mid cap or international equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 50% to equity securities and 50% to fixed income securities.

The following chart describes the target allocations, as of May 1, 2010 between equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and international securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	50%
International		37%
Domestic		13%
Fixed Income	50%
Investment Grade		40%
High Yield		6%
Foreign Fixed Income		4%

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high-yield, high-risk bonds.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between the primary asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest, and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information About the Portfolio’s Investment Strategies” in this Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk.    An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a

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particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk.    The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk.    The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Derivatives Risk.    An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex

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nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31

Highest Quarter	– 2009	+ %
Lowest Quarter	– 2009	- %

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception	Inception Date
Class B	23.90%	-2.24%	4-28-08
Class C	23.40%	-2.55%	4-28-08
Dow Jones Moderate Index	23.79%	-3.36%*
* Index performance is from .

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser.

Portfolio Managers.    The Portfolio is managed by a committee led by Elizabeth M. Forget, President of the Metropolitan Series Fund, Inc. (the “Fund”), the Trust and MetLife Advisers. Other members of the committee are Alan C. Leland, Jr., Senior Vice President of the Fund and Chief Financial Officer of MetLife Advisers; Darrell A. Olson, Director in the Investments Department of Metropolitan Life Insurance Company and Vice President of MetLife Advisers; Thomas C. McDevitt, Vice President of MetLife Advisers; and Jeffrey L. Bernier, Senior Vice President of the Fund and MetLife Advisers, and Vice President of the Trust. Each member of the committee has managed the Portfolio since its inception.

For more information about the adviser and the portfolio managers, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class B and Class C shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk     is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios is directly related to the performance of the Underlying Portfolios. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying Portfolios and the ability of the Underlying Portfolios to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying Portfolio fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk

An Underlying Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying Portfolio’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

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Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by an Underlying Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on an Underlying Portfolio’s shares.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For an Underlying Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of an Underlying Portfolio’s fixed income investments will affect the volatility of the Underlying Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. An Underlying Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if an Underlying Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If an Underlying Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

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An Underlying Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Underlying Portfolio. If an Underlying Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities which are rated below “investment grade” or are not rated but are of equivalent quality. An Underlying Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than an Underlying Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Underlying Portfolio’s adviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Underlying Portfolio.

An Underlying Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

An Underlying Portfolio that invests in high yield debt securities that are rated C or below, or “distressed securities,” will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. An Underlying Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. An Underlying Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

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Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, an Underlying Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent an Underlying Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying Portfolio’s foreign currency or securities holdings. Although an Underlying Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying Portfolio.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries.

The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

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Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

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Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying Portfolio’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Mortgage-backed and Asset-backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers largely depend on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose an Underlying Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, an Underlying Portfolio may buy mortgage-backed or

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asset-backed securities at a premium. Accelerated prepayments on these securities could cause an Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause an Underlying Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If an Underlying Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Underlying Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to an Underlying Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Derivatives Risk

An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that an Underlying Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent an Underlying Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or, if an Underlying Portfolio hedges imperfectly, the Underlying Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. An Underlying Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

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Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an Underlying Portfolio uses derivatives for leverage, investments in the Underlying Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Leveraging Risk

Derivatives and other transactions in which an Underlying Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause an Underlying Portfolio’s performance to be more volatile than if the Underlying Portfolio had not been leveraged. Leveraging may expose an Underlying Portfolio to losses in excess of the amounts invested or borrowed.

An Underlying Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause an Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Although the segregation of assets will generally ensure that an Underlying Portfolio has assets available to satisfy its obligations with respect to the transaction creating leverage and will place a limit on the amount of leverage the Underlying Portfolio will employ, it will not limit the Underlying Portfolio’s exposure to loss from the transaction.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio was designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in the Underlying Portfolios, which are funds of the American Funds Insurance Series. The Portfolio has a target allocation between the two primary asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment process and portfolio analytical and management personnel. MetLife Advisers may add new Underlying Portfolios or replace existing Underlying Portfolios with other portfolios of American Funds Insurance Series or the Trust or the Fund. MetLife Advisers may also change the allocations among the Underlying Portfolios, dependent upon, among other factors, changing market dynamics, changes to the personnel, investment process, or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a risk adjusted benefit to the Portfolio. Information regarding the Underlying Portfolios is set forth in Appendix A to this Prospectus and included in the current summary prospectuses and prospectuses for those portfolios. Copies of the summary prospectuses and prospectuses may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

Before selecting Underlying Portfolios, MetLife Advisers analyzes each Underlying Portfolio’s historic holdings to determine the Underlying Portfolio’s investment attributes. For example, for Underlying Portfolios structured for equity investment, large-cap, mid-cap, and small-cap exposure is considered as is the investment bias toward growth, or value style of investment. For Underlying Portfolios that invest in fixed income securities, the effective duration is evaluated in conjunction with exposure to particular sectors of the fixed income marketplace, including U.S. Treasury securities, government agencies, asset-backed securities, mortgage-backed securities, investment grade corporate bonds, high yield corporate bonds, non-U.S. government and corporate obligations, emerging market debt and cash or money market instruments. Depending upon the amount of cash or money market instruments held in the aggregate among the Underlying Portfolios, the Portfolio maintains the ability to invest in an Underlying Portfolio which only holds money market instruments. MetLife Advisers evaluates the dynamics among the Underlying Portfolios and their respective holdings in order to determine the appropriate weighting for the Portfolio’s risk profile.

Periodically, MetLife Advisers will communicate with or visit management personnel of each Underlying Portfolio to discuss the management personnel’s outlook and positioning of the Underlying Portfolio and determine the extent of any changes that may have occurred. Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these primary asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to any of the Underlying Portfolios. If a new Underlying Portfolio is selected by MetLife Advisers, a shifting of allocations to the remaining Underlying Portfolios may result, as MetLife Advisers seeks to maintain the appropriate diversification and risk profile for the Portfolio.

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The Underlying Portfolios of American Funds Insurance Series in which the Portfolio may currently invest are:

Blue Chip Income and Growth Fund Bond Fund Cash Management Fund Global Bond Fund Global Discovery Fund Global Growth Fund Global Growth and Income Fund	Global Small Capitalization Fund Growth-Income Fund Growth Fund High-Income Bond Fund International Fund New World Fund U.S. Government/AAA-Rated Securities Fund

There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Portfolio. MetLife Advisers may take into account these capacity considerations when allocating investments among the Underlying Portfolios.

Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, as set forth in the Portfolio Summary, the Portfolio’s actual allocations may be different from its target allocations. Actual allocations may be different from target allocations because of, for example, changes to the Underlying Portfolios’ asset values due to market movements. MetLife Advisers may effect purchases and redemptions in the Underlying Portfolios in a way to bring actual allocations more closely in line with the target allocations. In addition, MetLife Advisers may, from time to time, rebalance allocations to the Underlying Portfolios to correspond to the target allocations.

The actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios are available from the Trust at the following website—www.metlifeinvestors.com. Upon accessing the website, click on the “Individuals Enter Here” section, then click on “Learn more about MetLife Investors”, then click on “Met Investors Series Trust”, then click on “American Funds Asset Allocation Portfolios” where you will find actual allocations for the Portfolio as of the end of the prior quarter. This information will be updated periodically to reflect the actual allocations.

Please note that the expenses of the Underlying Portfolios, as set forth in the Portfolio Summary, could change as the Underlying Portfolios’ asset values change or through the addition or deletion of Underlying Portfolios. Because the Portfolio invests in Underlying Portfolios, the costs of investing in the Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. The Portfolio, as a shareholder, will pay its share of the Underlying Portfolios’ expenses as well as the Portfolio’s own expenses. Therefore, an investment in the Portfolio may result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

MetLife Advisers has broad discretion to allocate and reallocate the assets of the Portfolio among the Underlying Portfolios consistent with the Portfolio’s investment objective and policies and target allocations. In addition to the investment advisory fee charged by MetLife Advisers for its asset allocation services, MetLife Advisers would receive investment advisory fees from any affiliated Underlying Portfolios in which the Portfolio may invest. In this

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regard, MetLife Advisers has an incentive to select and invest the Portfolio’s assets in affiliated Underlying Portfolios with higher fees than other Underlying Portfolios. Also MetLife Advisers may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers is obligated to disregard these considerations. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Portfolios of the Trust. Currently, MetLife Advisers does not invest in any affiliated Underlying Portfolios.

Investment Objectives

The Portfolio’s stated investment objectives can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying Portfolios have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Types of Investments

The Underlying Portfolios invest in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some Underlying Portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase

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as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. MetLife Advisers may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Moderate Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of an all equity portfolio. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash using a combination of various indices (both domestic and foreign) from Barclays Capital and Dow Jones. The index has held an average of     % in equities over the past three years ending in             .

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by MetLife Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

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The Adviser

MetLife Advisers, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, manages the Portfolio. MetLife Advisers is responsible for the general management and administration of the Portfolio. In addition to its managerial responsibilities, MetLife Advisers is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocation is consistent with the guidelines that have been approved by the Board of Trustees. Within the asset allocation range for the Portfolio, MetLife Advisers will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on the investment objectives and policies of the Underlying Portfolios, MetLife Advisers’ investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

The Portfolio is managed by a committee composed of the individuals listed below. Each member of the committee is jointly and primarily responsible for the management of the Portfolio.

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Elizabeth M. Forget is the Chair of the committee. Ms. Forget has been President, Chairman of the Board and Director of the Fund since 2006, and President and Trustee of the Trust since 2000. She has been President, Chief Executive Officer and Chair of MetLife Advisers’ Board of Managers since 2006. She was President of Met Investors Advisory, LLC from 2000 to 2009. Ms. Forget has been Senior Vice President of MetLife, Inc. since 2007 and Executive Vice President of MetLife Investors Group, Inc. since 2000.

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Alan C. Leland, Jr., CFA, has been Chief Financial Officer of MetLife Advisers since 1994 and a member of MetLife Advisers’ Board of Managers since 2006. He has been Senior Vice President of the Fund since 2005 and is a Vice President of Metropolitan Life Insurance Company. He has worked for Metropolitan Life Insurance Company and its predecessors for over 30 years and has worked for MetLife Advisers since its inception in 1994.

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Darrel A. Olson, CFA, joined Metropolitan Life Insurance Company in 1979. He has been a Vice President of MetLife Advisers since 2005 and has been a Director in the Investments Department of Metropolitan Life Insurance Company since 2001.

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Thomas C. McDevitt, CIMA, is Vice President of MetLife Advisers. Mr. McDevitt joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1980 and became part of the Investment Management Department in 1988. He has worked for MetLife Advisers since its inception in 1994.

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Jeffrey L. Bernier, CIMA, joined Metropolitan Life Insurance Company in 2007. He has been a Senior Vice President of the Fund and MetLife Advisers since 2008, and a Vice President of the Trust since 2009. He has been a Vice President of Metropolitan Life Insurance Company since 2008. From 2004 until he joined Metropolitan Life Insurance Company, Mr. Bernier was a Director and Senior Investment Analyst of Investment Management Services for John Hancock Financial Services.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and

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without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.10% of first $500 million of such assets plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion.

The SAI provides additional information about each committee member’s compensation, other accounts managed and the member’s ownership of securities in the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers is available in the Portfolio’s most recent annual report.

Expense Limitation Agreement

In the interest of limiting expenses of the Portfolio until April 30, 2011, MetLife Advisers has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, MetLife Advisers has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio, other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, acquired fund fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), are limited to 0.35% and 0.65% of average daily net assets for Class B and Class C shares, respectively, of the Portfolio.

The Portfolio may at a later date reimburse to MetLife Advisers the management fees waived or reduced and other expenses assumed and paid by MetLife Advisers pursuant to the Expense Limitation Agreement provided the Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual operating expenses of the Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio’s total annual operating expenses are less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees.

The total amount of reimbursement to which MetLife Advisers may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by MetLife Advisers and (ii) all other payments previously remitted by MetLife Advisers to the

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Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to MetLife Advisers with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by MetLife Advisers to the Portfolio.

Distribution Plans

The Portfolio has adopted for its Class B and Class C shares a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B and up to 1.00% for Class C of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class C shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B and Class C shares are limited to 0.25% and 0.55%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

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Fund of Funds Structure

Each Underlying Portfolio will have other shareholders, each of whom will pay their proportionate share of the Underlying Portfolio’s expenses. As a shareholder of an Underlying Portfolio, the Portfolio will have the same voting rights as other shareholders.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) complete portfolio holdings for the Portfolio and (ii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. The information regarding the Portfolio’s holdings will be posted on or about ten (10) business days following the end of each calendar quarter.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

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Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

Similarly, for purposes of the section 817(h) diversification requirements, an investment in an Underlying Portfolio by the Portfolio is treated not as a single investment but as an investment in each asset owned by the Underlying Portfolio, so long as shares of the Underlying Portfolio are owned, directly or through the Portfolio, only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio and Underlying Portfolios are and will be so owned. Thus, so long as the Portfolio and Underlying Portfolios comply with the section 817(h) diversification requirements, each Contract generally will also satisfy those requirements. See the prospectus for the relevant Contract.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

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The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class B and Class C shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B and Class C shares are subject to a Rule 12b-1 fee of 0.25% and 0.55%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

The Class 1 shares of the Underlying Portfolios, which the Portfolio will purchase, are not subject to a Rule 12b-1 fee.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by

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an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to

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detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in an Underlying Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying Portfolios that may be adversely affected by price arbitrage include those Underlying Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying Portfolio is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying Portfolio shareholders.

American Funds Moderate Allocation Portfolio

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Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class B and Class C shares’ financial performance for its period of operation. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

AMERICAN FUNDS® MODERATE ALLOCATION PORTFOLIO

Class B	For the year ending December 31, 2009(a)	For the period from April 28, 2008 (commencement of operations) to December 31, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.11
NET REALIZED AND UNREALIZED LOSS		(2.34)
TOTAL FROM INVESTMENT OPERATIONS		(2.23)
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.28)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.00)†
TOTAL DISTRIBUTIONS		(0.28)
NET ASSET VALUE, END OF PERIOD		$7.49
TOTAL RETURN		(22.30)%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$0.1
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.35%(b)*
NET INVESTMENT INCOME		1.75%(c)*
PORTFOLIO TURNOVER RATE		12.8%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.85%*

*	Annualized
**	Non-annualized
†	Rounds to less than $0.005 per share.
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

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    AMERICAN FUNDS® MODERATE ALLOCATION PORTFOLIO

Class C	For the year ending December 31, 2009(a)	For the period from April 28, 2008 (commencement of operations) to December 31, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.49
NET REALIZED AND UNREALIZED LOSS		(2.73)
TOTAL FROM INVESTMENT OPERATIONS		(2.24)
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.28)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.00)†
TOTAL DISTRIBUTIONS		(0.28)
NET ASSET VALUE, END OF PERIOD		$7.48
TOTAL RETURN		(22.40)%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$449.3
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.65%(b)*
NET INVESTMENT INCOME		8.74%(c)*
PORTFOLIO TURNOVER RATE		12.8%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.70%*

*	Annualized
**	Non-annualized
†	Rounds to less than $0.005 per share.
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

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APPENDIX A

DESCRIPTION OF THE UNDERLYING PORTFOLIOS

The Portfolio may invest in Class 1 shares of the Underlying Portfolios. The following table sets forth: (i) the names of the Underlying Portfolios, (ii) the expense ratios of the Class 1 shares of the Underlying Portfolios for the most recent fiscal year, and (ii) brief descriptions of the Underlying Portfolios’ investment goals and principal strategies. Each of the Underlying Portfolios is managed by Capital Research and Management Company. Additional investment practices are described in the American Funds Insurance Series’ statement of additional information and in the prospectus for the Underlying Portfolios.

Underlying Portfolio	Expense Ratio		Goal and Principal Strategy
Blue Chip Income and Growth Fund		%	The Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the U.S., so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The Fund is designed for investors seeking both income and capital appreciation.

Bond Fund		%	The Fund seeks to maximize current income and preserve capital. Normally, the Fund invests at least 80% of its assets in bonds and other debt securities. The Fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in debt securities rated Ba1 or below by Moody’s Investors Service, Inc. and BB+ or below by Standard & Poor’s Ratings Services or unrated but determined to be of equivalent quality.

Cash Management Fund		%	The Fund seeks to provide an opportunity to earn income on cash reserves while preserving value and maintaining liquidity. Normally, the Fund invests substantially in high-quality money market instruments. In addition, the Fund may invest in securities issued by entities domiciled outside the U.S. or Canada, or in securities with credit and liquidity support features provided by entities domiciled outside the U.S. or Canada.

Global Bond Fund		%	The Fund seeks to provide, over the long term, as high a level of total return as is consistent with prudent management, by investing primarily in investment grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars. The Fund may also invest in lower quality, higher yielding debt securities, sometimes referred to as “junk bonds.” The total return of the Fund will be the result of interest income, changes in the market value of the Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

Global Discovery Fund		%	The Fund seeks to grow over time by investing primarily in stocks of companies in the services and information areas of the global economy. The Fund may invest up to 25% of its assets in companies outside the services and information areas. The Fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the Fund should have a long term perspective and be able to tolerate potentially wide price fluctuations.

American Funds Moderate Allocation Portfolio

Underlying Portfolio	Expense Ratio		Goal and Principal Strategy
Global Growth Fund		%	The Fund seeks to grow over time by investing primarily in common stocks of companies located around the world. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Global Growth and Income Fund		%	The Fund seeks to grow over time and provide current income by investing primarily in stocks of well-established companies located around the world. The Fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the Fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

Global Small Capitalization Fund		%	The Fund seeks to grow over time by investing primarily in stocks of smaller companies, located around the world. Normally, the Fund invests at least 80%, of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the Fund’s holding of small capitalization stocks may fall below the 80% threshold due to subsequent market action.

Growth-Income Fund		%	The Fund seeks to grow and provide income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in S&P 500 Index.

Growth Fund		%	The Fund seeks to grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. In seeking to pursue its investment objective, the Fund may invest in the securities of issuers representing a broad range of market capitalizations.

High-Income Bond Fund		%	The Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba1 or below by Moody’s Investors Service, Inc. or BB+ or below by Standard & Poor’s Ratings Services or unrated but determined to be of equivalent quality). The Fund may also invest up to 25% of its assets in securities of issuers domiciled outside the U.S. Normally, the Fund invests at least 80% of its assets in bonds and other debt securities.

International Fund		%	The Fund seeks to grow over time by investing primarily in common stocks of companies located outside the United States. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

New World Fund		%	The Fund seeks to grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The Fund is designed for investors seeking capital appreciation.

American Funds Moderate Allocation Portfolio

Underlying Portfolio	Expense Ratio		Goal and Principal Strategy
U.S. Government/AAA-Rated Securities Fund		%

The Fund seeks to provide a high level of current income, as well as preservation of investment. Normally, the Fund will invest at least 80% of its assets in securities that are guaranteed by the “full faith and credit” pledge of the U.S. government or debt securities that are rated Aaa by Moody’s Investors Service, Inc. or AAA by Standard & Poor’s Ratings Services or unrated but determined to be of equivalent quality. The Fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The Fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer. Such securities may include mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage (“Freddie Mac”) are neither issued nor guaranteed by the U.S. Treasury.

American Funds Moderate Allocation Portfolio

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Batterymarch Growth and Income Portfolio

Class A Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Batterymarch Growth and Income Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term accumulation of principal through capital appreciation and retention of net investment income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A
Management Fee	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	%

Total Annual Portfolio Operating Expenses Before Expense Waiver	%
Contractual Expense Waiver*	%

Total Annual Portfolio Operating Expenses After Waiver	%

* Under an Expense Limitation Agreement, the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed, on a permanent basis, the following schedule.

Expense Limitation

	First $500 million of assets	Next $500 million of assets	Next $500 million of assets	Next $500 million of assets	Assets over $2 billion
Class A	0.65%	0.55%	0.50%	0.45%	0.40%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all expense limitations remain in effect for all periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A
1 Year	$
3 Years	$
5 Years	$
10 Years	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Batterymarch Financial Management, Inc. (“Batterymarch”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in stocks of large U.S. companies representing a wide range of industries. Stock selection is based on a quantitative screening process. Batterymarch uses a bottom-up, quantitative strategy based on fundamental principles. The stock selection process runs daily, ranking the relative attractiveness of liquid stocks across six dimensions: cash flow, earnings growth, expectations, value, technical and corporate signals. The process is customized by sector, and all stocks are ranked against multiple peer groups such as sector, style and size. The Portfolio will be managed through a process which combines this bottom-up stock selection process with stringent risk controls and cost-efficient trading.

The Portfolio may invest up to 20% of its assets in foreign equity securities.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could

3

lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below is the performance of the Portfolio’s Class A shares, the Portfolio’s only Class outstanding as of May 1, 2010. The historical performance shown for the Portfolio’s Class A shares prior to May 1, 2006 is the performance of the Portfolio’s predecessor insurance company separate account managed by an entity which became an affiliate of Batterymarch in December, 2005 using the same investment objective and similar investment strategies as the Portfolio. The separate account’s performance reflects all expenses, including Contract charges, since such charges were not separately stated from other account expenses. Subsequent to May 1, 2006, the Portfolio’s performance does not reflect Contract charges. If Contracts charges had been included in the performance calculations subsequent to May 1, 2006, the numbers below would have been lower. Prior to May 1, 2006, the Portfolio was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.

Batterymarch Growth and Income Portfolio

4

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2007	+6.33%
Lowest Quarter	4th — 2008	-21.09%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 year	5 Years		10 Years
Class A	21.90%	-	0.68%	-	2.46%
S&P 500 Index	26.46%		0.42%	-	0.95%

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Batterymarch is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    Yu-Nien (Charles) Ko, CFA, a Co-Director and Senior Portfolio Manager with the Batterymarch U.S. investment team, and Steven A. Lanzenderf, CFA, a Co-Director and Senior Portfolio Manager with the Batterymarch U.S. investment team, have managed the Portfolio since 2006. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

Batterymarch Growth and Income Portfolio

5

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Batterymarch Growth and Income Portfolio

6

PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks

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of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.65% of the first $500 million of such assets plus 0.55% of such assets over $500 million up to $1 billion plus 0.50% of such assets over $1 billion up to $1.5 billion plus 0.45% of such assets over $1.5 billion up to $2 billion plus 0.40% of such assets over $2 billion.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

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Expense Limitation Agreement

In the interest of limiting expenses of the Portfolio, MetLife Advisers has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, MetLife Advisers has agreed to permanently waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio, other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, are limited to the following with respect to Class A shares of the Portfolio:

0.65%—first $500 million of such assets

0.55%—next $500 million of such assets

0.50%—next $500 million of such assets

0.45%—next $500 million of such assets

0.40%—all assets over $2 billion

The Portfolio may at a later date reimburse to MetLife Advisers the management fees waived or reduced and other expenses assumed and paid by MetLife Advisers pursuant to the Expense Limitation Agreement provided the Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual operating expenses of the Portfolio to exceed the percentage limit stated above. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio’s total annual operating expenses are less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees.

The total amount of reimbursement to which MetLife Advisers may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by MetLife Advisers and (ii) all other payments previously remitted by MetLife Advisers to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to MetLife Advisers with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by MetLife Advisers to the Portfolio.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

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The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

BATTERYMARCH FINANCIAL MANAGEMENT, INC., John Hancock Tower, 200 Clarendon Street, Boston, Massachusetts 02116, is the Subadviser to the Portfolio. Batterymarch, founded in 1969, acts as investment adviser to mutual funds and institutional accounts, such as corporate pension plans, foundations and endowment funds, unions and foreign, state and local governmental entities. Total assets under management by Batterymarch were approximately $             billion as of December 31, 2009. Batterymarch is a wholly-owned subsidiary of Legg Mason, Inc.

Batterymarch’s US investment team manages the Portfolio. Members of the investment team may change from time to time. Yu-Nien (Charles) Ko, CFA, a Co-Director and Senior Portfolio Manager with the Batterymarch US investment team and Steven A. Lanzendorf, CFA, a Co-Director and Senior Portfolio Manager with the Batterymarch US investment team, have managed the Portfolio since May 1, 2006 and are responsible for the strategic oversight of the Portfolio’s investments. Their focus is on portfolio structure, and they will be primarily responsible for ensuring that the Portfolio complies with its investment objective, guidelines and restrictions, and Batterymarch’s current investment strategies.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of

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Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

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Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax

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treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. (Certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be

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harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies)

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between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

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Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Portfolio’s Class A shares’ financial performance for its period of operation. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

BATTERYMARCH GROWTH AND INCOME PORTFOLIO

	For the years ended December 31,			For the period from May 1, 2006 (commencement of operations) to December 31, 2006(a)
Class A	2009(a)	2008(a)	2007(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$22.52	$22.56	$20.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.26	0.24	0.19
NET REALIZED AND UNREALIZED GAINS		(7.61)	1.50	1.64
TOTAL FROM INVESTMENT OPERATIONS		(7.35)	1.74	1.83
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.26)	(0.20)	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(2.64)	(1.58)	—
TOTAL DISTRIBUTIONS		(2.90)	(1.78)	—
NET ASSET VALUE, END OF PERIOD		$$12.27	$22.52	$22.56
TOTAL RETURN	%	(36.87)%	7.85%	8.83%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$239.1	$440.3	$483.0
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	0.65%	0.65%	0.65%††
NET INVESTMENT INCOME	%	1.52%	1.06%	1.32%††
PORTFOLIO TURNOVER RATE	%	69.2%	81.4%	63.6%†
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	0.69%	0.71%	0.72%††

†	Non-annualized
††	Annualized
(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

BlackRock High Yield Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

BlackRock High Yield Portfolio

PORTFOLIO SUMMARY:

Investment Objective

To maximize total return, consistent with income generation and prudent investment management.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%

Total Annual Portfolio Operating Expenses	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

BlackRock Financial Management, Inc. (“BlackRock”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in non-investment grade bonds with maturities of ten years or less. The Portfolio will normally invest at least 80% of its assets in high yield bonds, including convertible and preferred securities. The high yield securities (commonly called “junk bonds”) acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s Ratings Services or Ba or lower by Moody’s Investors Service, Inc.) or will be determined by BlackRock to be of similar quality. Split rated bonds will be considered to have the higher credit rating. The Portfolio may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The Portfolio’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

BlackRock evaluates sectors of the high yield market and individual bonds within these sectors. Securities are purchased for the Portfolio when BlackRock determines that they have the potential for above-average total return.

To add additional diversification, BlackRock can invest in a wide range of securities, including corporate bonds, mezzanine investments, collateralized bond obligations (“CBOs”), bank loans and mortgage-backed and asset-backed securities. The Portfolio can also invest, to the extent consistent with its investment goal, in non-U.S. and emerging market securities and currencies. The Portfolio may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy. These securities

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involve considerable risk and have significant uncertainties regarding the issuer’s current or future ability to make interest and principal payments. Typically, BlackRock will invest in distressed securities when it believes they are undervalued.

The BlackRock team may, when consistent with the Portfolio’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into credit default swaps (up to 15% of its assets) and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such a reverse repurchase agreements or dollar rolls).

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Bank Loan Risk.     Investments in bank loans expose the Portfolio to interest rate risk and the credit and counterparty risk of both the financial or other institution from which the Portfolio purchases bank loans and the underlying borrowers of those loans. No active trading market may exist for certain loans. Moreover, adverse market conditions may impair the liquidity of some actively traded loans. The Portfolio may have difficulty valuing and selling bank loans that are illiquid or are less actively traded. Bank loans are also subject to the risk that issuers will prepay the principal more quickly than expected, which could cause the Portfolio to reinvest the repaid principal in investments with lower yields, thereby

BlackRock High Yield Portfolio

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exposing the Portfolio to a lower rate of return. The Portfolio’s investments in below investment grade loans and other debt securities expose the Portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Lower rated securities also may be subject to greater price volatility than higher rated investments.

Mortgage-backed and Asset-backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Credit Default Swap Risk.    Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below is the performance of the Portfolio’s Class A shares, the Portfolio’s oldest Class. The historical performance shown for the Portfolio’s Class A shares prior to May 1, 2006 is the performance of the Portfolio’s predecessor fund managed by a different investment subadviser. Effective August 21, 2006, BlackRock became the subadviser. Investment performance information prior to that date is attributable to the Portfolio’s former investment subadviser.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2003	+7.74%
Lowest Quarter	4th — 2008	-18.40%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	47.20%	5.23%	5.41%	—	—
Class B	46.65%	—	—	6.43%	4-28-08
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index	58.76%	6.49%	6.87%*
* Index performance is from - -08.

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Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    BlackRock is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    James Keenan, Managing Director of BFM, Mitchell Garfin, Managing Director of BlackRock, and Derek Schoenhofen, Director of BlackRock, have managed the Portfolio since 2007, 2009 and 2009, respectively. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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7

PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value

BlackRock High Yield Portfolio

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of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities which are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

BlackRock High Yield Portfolio

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A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in high yield debt securities that are rated C or below, or “distressed securities,” will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ

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certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Bank Loan Risk

Investments in bank loans expose the Portfolio to interest rate risk and the credit and counterparty risk of both the financial or other institution from which the Portfolio purchases bank loans and the underlying borrowers of those loans. Economic and other events can reduce the demand for certain loans or loans generally, which may reduce market prices and cause the Portfolio’s share price to fall. The frequency and magnitude of such changes cannot be predicted. In addition, the market for some bank loans may be illiquid and, consequently, the Portfolio may have difficulty valuing and selling these investments. The Portfolio may be dependent on third parties to enforce its rights against underlying borrowers.

The Portfolio’s investments in below investment grade floating rate loans and floating rate and other debt securities are considered speculative because of the credit risk of their issuers and will expose the Portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower rated investments to make principal and interest payments. Such issuers are also more likely to default on their payments of interest and principal owed than issuers of investment grade loans and debt securities. Such defaults could reduce the Portfolio’s share price and income distributions. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt security may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which could adversely affect the loan’s value.

Although loans and other debt securities may be adversely affected by rising interest rates, the floating rate feature of certain loans and debt securities may reduce this risk. Declines in prevailing interest rates may increase prepayments of loans and other debt securities and may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in loans or debt securities with lower yields. Bonds that do not make regular payments of interest may experience greater volatility in response to changes in interest rates. No active trading market may exist for certain loans, which may impair the ability of the Portfolio to realize the full value of such loans in the event of the need to liquidate such assets. Moreover, adverse market conditions may impair the liquidity of some actively traded loans.

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Mortgage-backed and Asset-backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers largely depend on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

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If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or, if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Leveraging Risk

Derivatives and other transactions in which the Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

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The Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Although the segregation of assets will generally ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction creating leverage and will place a limit on the amount of leverage the Portfolio will employ, it will not limit the Portfolio’s exposure to loss from the transaction.

Credit Default Swap Risk

Credit default swap contracts, a type of derivative, involve special risks and may result in losses to the Portfolio. Credit default swaps may in some cases be illiquid, and they may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps). Where the Portfolio buys a credit default swap, the Portfolio has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. If the Portfolio’s Subadviser is incorrect in its assessment of the issuer of the referenced obligation, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not entered into a credit default swap contract.

As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. Developments in the swap market, including potential government regulation, could adversely affect the Portfolio’s ability to terminate existing credit default swap agreements or to realize amounts to be received under such agreements.

When the Portfolio is the seller of a credit default swap contract, the Portfolio effectively adds leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

To mitigate counterparty risk, the Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. To mitigate leveraging risk when the Portfolio is the seller of a credit default swap contract, the Portfolio will segregate or “earmark” liquid assets on its books in an amount equal to the full notational amount of the swap (less any amounts owed to the Portfolio from the buyer of the swap). Although segregation of assets will ensure that the Portfolio has assets available to satisfy its obligations with respect to the swap transaction and will limit any potential leveraging of the Portfolio’s portfolio, it will not limit the Portfolio’s exposure to loss from the swap transaction.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (“Barclays HY Index”) is an unmanaged index that covers the universe of fixed rate non-investment grade debt. Pay-in-kind bonds, Eurobonds and debt issues from emerging market countries are excluded. There is a maximum 2% limit on issuers held in the Barclays HY Index.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of 0.60% of the average daily net assets of the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

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The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

BLACKROCK FINANCIAL MANAGEMENT, INC., 55 East 52nd Street, New York, New York 10055, is the Subadviser to the Portfolio. BlackRock is an indirect subsidiary of BlackRock, Inc. BlackRock, Inc. is independent in ownership and governance, with no single majority stockholder and a majority of independent directors. The following entities own the following percentages of BlackRock, Inc.: Bank of America Corporation (34.2%); The PNC Financial Services Group (“PNC”) (24.5%); Barclays Bank PLC (“Barclays”) (19.8%); and institutional investors, employees and the public (21.5%). The approximate breakdown for voting common stock of BlackRock, Inc. is as follows: Bank of America owns 3.7%, PNC owns 35.2%, Barclays owns 4.8%, and institutional investors, employees and the public own 56.3%.

The Portfolio is managed by a team of investment professionals at BlackRock. The lead members of the team are James Keenan, Managing Director of BlackRock since 2008, Mitchell Garfin, Managing Director of BlackRock since 2009, and Derek Schoenhofen, Director of BlackRock since 2006.

■

Mr. Keenan, CFA, is head of the Leveraged Finance Portfolio Team within BlackRock’s Fixed Income Portfolio Management Group. His primary responsibilities are managing portfolios and directing investment strategy. Prior to joining BlackRock in 2004, Mr. Keenan was a senior high yield trader at Columbia Management Group from 2003 to 2004.

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■	Mr. Garfin, CFA, has served as a portfolio manager at BlackRock since 2005 and as a credit research analyst in BlackRock’s Portfolio Management Group from 2000 to 2005.

■	Mr. Schoenhofen has served as a member of BlackRock’s Portfolio Management Group from 2000 to 2006.

■	Mr. Keenan has been part of the portfolio management team since 2007, and Mr. Garfin and Mr. Schoenhofen have each been managing the Portfolio since 2009.

Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

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Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and

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net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

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Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

BlackRock High Yield Portfolio

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The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow

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volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

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Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

    BLACKROCK HIGH YIELD PORTFOLIO

	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$8.24	$8.92	$8.84	$8.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.61	0.60	0.63	0.63
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(2.48)	(0.34)	0.19	(0.41)
TOTAL FROM INVESTMENT OPERATIONS		(1.87)	0.26	0.82	0.22
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.57)	(0.94)	(0.74)	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		—	—	—	—
TOTAL DISTRIBUTIONS		(0.57)	(0.94)	(0.74)	—
NET ASSET VALUE, END OF PERIOD		$$5.80	$8.24	$8.92	$8.84
TOTAL RETURN	%	(24.20)%	2.70%	9.81%	2.55%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$295.7	$404.1	$77.5	$84.0
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	0.67%	0.72%	0.93%	0.87%
NET INVESTMENT INCOME	%	8.40%	7.21%	7.34%	7.28%
PORTFOLIO TURNOVER RATE	%	57.8%	60.2%	88.9%	36.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	0.67%	0.73%(b)	0.96%	0.87%

(a)	Net investment income per share was calculated using average shares outstanding.
(b)	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

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BLACKROCK HIGH YIELD PORTFOLIO

Class B	For the year ended December 31, 2009(a)	For the period from April 28, 2008 (commencement of operations) to December 31, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$7.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.41
NET REALIZED AND UNREALIZED LOSS		(2.29)
TOTAL FROM INVESTMENT OPERATIONS		(1.88)
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		—
TOTAL DISTRIBUTIONS		—
NET ASSET VALUE, END OF PERIOD		$$5.78
TOTAL RETURN	%	(24.54)%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$13.2
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	0.94%*
NET INVESTMENT INCOME	%	8.70%*
PORTFOLIO TURNOVER RATE	%	57.8%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	0.94%*

*	Annualized
**	Non-annualized
(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

BlackRock Large Cap Core Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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BlackRock Large Cap Core Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term capital growth.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	%	%	%

Total Annual Portfolio Operating Expenses	%	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B	Class E
1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

BlackRock Advisors, LLC (“BlackRock”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Normally, the Portfolio invests at least 80% of its assets in equity securities of large cap companies selected from among those that are, at the time of purchase, included in the Russell 1000 Index (the “Index”). As of             , 2010, the Index included companies with market capitalizations between $         billion and $         billion. The size of the companies in the Index changes with market conditions and composition of the Index. The Portfolio uses an investment approach that blends growth (investing in equity securities that BlackRock believes have good prospects for earnings growth) and value (investing in equity securities that are priced below what BlackRock believes to be their worth) and will seek to outperform its benchmark index, the Russell 1000 Index.

BlackRock uses a quantitative model to look for companies that are consistent with the Portfolio’s strategy. The factors employed by the model include stock valuation, quality of earnings and potential earnings growth. BlackRock looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined—if BlackRock believes that a company is overvalued, the company will not be considered as an investment. After the initial screening is performed, BlackRock relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies BlackRock believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

In seeking to outperform the Portfolio’s benchmark, BlackRock reviews potential investments using certain

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criteria that are based on the securities in the benchmark index. These criteria currently include the following:

■	relative price-to-earnings and price to book ratios;

■	stability and quality of earnings;

■	earnings momentum and growth;

■	weighted median market capitalization of the Portfolio;

■	allocation among the economic sectors of the Portfolio as compared to its benchmark index; and

■	weighted individual stocks within the applicable index.

In seeking to achieve its investment objective, the Portfolio may also invest in options and futures and other forms of derivatives.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below is the performance of the Portfolio’s Class A shares, the Portfolio’s oldest Class. The historical performance shown for the Portfolio’s Class A shares prior to May 1, 2006 is the performance of the Portfolio’s predecessor fund managed both by

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BlackRock’s predecessor using the same investment objective and strategy as the Portfolio and by another investment subadviser using the same investment objective. Effective November 17, 2003, a predecessor to BlackRock became the subadviser to the Portfolio’s predecessor fund. Information prior to that date is attributable to the predecessor fund’s former investment subadviser.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	4th — 1999	+21.71%
Lowest Quarter	4th — 2008	-20.02%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	19.34%	0.45%	-2.37%	—	—
Class B	19.10%	—	—	-10.06%	4-30-07
Class E	19.20%	—	—	-9.97%	4-30-07
Russell 1000 Index	28.43%	0.79%	-0.49%

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    BlackRock is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    Robert C. Doll, CFA, CPA, Vice Chairman of BlackRock and Global Chief Investment Officer for Equities, and Daniel Hanson, CFA, Managing Director of BlackRock, have managed the Portfolio (or its predecessor) since 2003 and 2008, respectively. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

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If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or, if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Leveraging Risk

Derivatives and other transactions in which the Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, reverse repurchase

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agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

The Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Although the segregation of assets will generally ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction creating leverage and will place a limit on the amount of leverage the Portfolio will employ, it will not limit the Portfolio’s exposure to loss from the transaction.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase

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as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its principal investment strategies.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the

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securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell 1000 Index is a widely recognized unmanaged index that measures the stock performance of the 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.625%

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of the first $250 million of such assets plus 0.60% of such assets over $250 million up to $500 million plus 0.575% of such assets over $500 million up to $1 billion plus 0.55% of such assets over $1 billion up to $2 billion plus 0.50% of such assets over $2 billion.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

BLACKROCK ADVISORS, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809, is the Subadviser to the Portfolio. BlackRock is a wholly-owned subsidiary of BlackRock, Inc. BlackRock, Inc. is independent in ownership and governance, with no single majority stockholder and a majority of independent directors. The following entities own the following percentages of BlackRock, Inc.: Bank of America Corporation (34.2%); The PNC Financial Services Group (“PNC”) (24.5%); Barclays Bank PLC (“Barclays”) (19.8%); and institutional investors, employees and the public (21.5%). The approximate breakdown for voting common stock of BlackRock, Inc. is as follows: Bank of America owns 3.7%, PNC owns 35.2%, Barclays owns 4.8%, and institutional investors, employees and the public own 56.3%.

■	Robert C. Doll, Jr., is the senior portfolio manager and is primarily responsible for the day-to-day management of the Portfolio and the selection of its investments. He has

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been the Portfolio’s and its predecessor’s portfolio manager since 2003. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee and member of the BlackRock Executive Committee since 2006. Mr. Doll was President of Fund Asset Management, L.P. and its affiliate, Merrill Lynch Investment Managers, L.P. (“MLIM”), from 2001 to 2006. He was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

■

Daniel Hanson, CFA, is a Managing Director of BlackRock, Inc., which he joined in 2006 following the merger with MLIM. He has been a member of the Portfolio’s team responsible for fundamental analysis since he joined MLIM in 2003 and has been a portfolio manager of this Portfolio since 2008. Mr. Hanson directs the fundamental research group supporting this team, and is an active participant in the portfolio construction process.

Distribution Plans

The Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B and Class E shares are limited to 0.25% and 0.15%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from

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Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax

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consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

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The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B and Class E shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B and Class E shares are subject to a Rule 12b-1 fee of 0.25% and 0.15%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not

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intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

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Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

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NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A, Class B and Class E shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

    BLACKROCK LARGE CAP CORE PORTFOLIO

	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$11.14	$11.20	$10.14	$9.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.11	0.09	0.05	0.02
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.10)	0.63	1.37	1.07
TOTAL FROM INVESTMENT OPERATIONS		(3.99)	0.72	1.42	1.09
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.06)	(0.08)	(0.02)	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.42)	(0.70)	(0.34)	—
TOTAL DISTRIBUTIONS		(0.48)	(0.78)	(0.36)	—
NET ASSET VALUE, END OF PERIOD		$6.67	$11.14	$11.20	$10.14
TOTAL RETURN	%	(37.17)%	6.55%	14.25%	12.04%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$1,041.2	$1,716.0	$131.0	$131.0
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	0.62%	0.64%	0.98%	0.91%
NET INVESTMENT INCOME	%	1.20%	0.83%	0.48%	0.23%
PORTFOLIO TURNOVER RATE	%	102.8%	87.3%	72.2%	79.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	0.62%	0.65%*	1.04%	0.91%

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
(a)	Net investment income per share was calculated using average shares outstanding.

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BLACKROCK LARGE CAP CORE PORTFOLIO

	For the years ended December 31,		For the period from April 30, 2007 (commencement of operations) to December 31, 2007(a)
Class B	2009(a)	2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$11.01	$10.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.08	0.04
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.04)	0.06
TOTAL FROM INVESTMENT OPERATIONS		(3.96)	0.10
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.05)	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.42)	—
TOTAL DISTRIBUTIONS		(0.47)	—
NET ASSET VALUE, END OF PERIOD		$$6.58	$11.01
TOTAL RETURN	%	(37.36)%	0.92%††
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$33.5	$47.0
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	0.87%	0.89%†
NET INVESTMENT INCOME	%	0.96%	0.58%†
PORTFOLIO TURNOVER RATE	%	102.8%	87.3%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	0.87%	0.89%†*

†	Annualized
††	Non-annualized
*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
(a)	Net Investment income per share was calculated using average shares outstanding.

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    BLACKROCK LARGE CAP CORE PORTFOLIO

	For the years ended December 31,		For the period from April 30, 2007 (commencement of operations) to December 31, 2007(a)
Class E	2009(a)	2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$11.07	$10.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.09	0.05
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.07)	0.06
TOTAL FROM INVESTMENT OPERATIONS		(3.98)	0.11
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.05)	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.42)	—
TOTAL DISTRIBUTIONS		(0.47)	—
NET ASSET VALUE, END OF PERIOD		$$6.62	$11.07
TOTAL RETURN	%	(37.30)%	1.00%††
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$96.6	$179.6
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	0.77%	0.79%†
NET INVESTMENT INCOME	%	1.04%	0.69%†
PORTFOLIO TURNOVER RATE	%	102.8%	87.3%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	0.77%	0.79%†*

†	Annualized
††	Non-annualized
*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Clarion Global Real Estate Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Clarion Global Real Estate Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Total return through investment in real estate securities, emphasizing both capital appreciation and current income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	%	%	%

Total Annual Portfolio Operating Expenses	%	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B	Class E
1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

ING Clarion Real Estate Securities LLC (“Clarion”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. In selecting investments for the Portfolio, Clarion will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the Portfolio will have investments located in a number of different countries, including the U.S. The Portfolio may invest up to 90% of its assets in foreign securities, including a maximum of 35% in emerging markets. As a general matter, the Portfolio expects these investments to be in common stocks of large, mid and small sized companies, including real estate investment trusts and similarly situated real estate companies outside the U.S. (“REITs”). The Portfolio may invest in companies located in countries with emerging securities markets.

Clarion uses a multi-step investment process for constructing the Portfolio’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

First, Clarion selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions. Second, Clarion uses an in-house valuation process to identify investments with superior current income and growth potential relative to

3

their peers. This in-house valuation process examines several factors including:

■	value and property;

■	capital structure; and

■	management and strategy.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective

Clarion Global Real Estate Portfolio

4

April 28, 2008, Clarion became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	1st – 2006	+14.88%
Lowest Quarter	4th – 2008	-30.54%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception	Inception Date
Class A	35.12%	1.06%	5.68%	5-01-04
Class B	34.74%	0.81%	5.42%	5-01-04
Class E	34.96%	0.91%	5.53%	5-01-04
FTSE EPRA/NAREIT Developed Index	38.26%	2.00%	7.50%

For information on ING Clarion Real Estate Securities LLC prior performance with a comparable fund, please see “Management—The Subadviser” in this Prospectus.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Clarion is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    T. Ritson Ferguson, Chief Investment Officer and Portfolio Manager, Steve D. Burton, Managing Director and Portfolio Manager and Joseph P. Smith, Managing Director and Portfolio Manager, have all managed the Portfolio since 2008. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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6

PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors

Clarion Global Real Estate Portfolio

7

of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and

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interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries.

The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its principal investment strategies.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving

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additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The FTSE EPRA/NAREIT Developed Index is an unmanaged index that tracks the performance of listed real estate companies and REITs worldwide.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.70% of the first $200 million of such assets plus 0.65% of such assets over $200 million up to $750 million plus 0.55% of such assets over $750 million.

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A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

ING CLARION REAL ESTATE SECURITIES LLC serves as Subadviser to the Portfolio. Clarion was founded in 1969 and is a Delaware limited partnership. Clarion is an indirect, wholly-owned subsidiary of ING Groep, N.V. and is an affiliate of ING Investments. Clarion’s principal address is 201 King of Prussia Road, Radnor, Pennsylvania 19087. Clarion is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 2009, were valued in excess of $            billion.

The following individuals are jointly responsible for the day-to-day management of the Portfolio.

■

T. Ritson Ferguson, Chief Investment Officer (“CIO”) and Portfolio Manager, has 25 years of real estate investment experience. Mr. Ferguson has served as Co-CIO and more recently CIO of Clarion since 1991.

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■

Steven D. Burton, Managing Director and Portfolio Manager, is a member of Clarion’s Investment Committee. He is also responsible for evaluating the investment potential of public real estate companies outside of the U.S. Mr. Burton joined Clarion in 1995.

■

Joseph P. Smith, Managing Director and Portfolio Manager, is a member of the Investment Policy Committee. Mr. Smith joined Clarion in 1997 and has 19 years of real estate investment management experience.

Prior Experience With Comparable Fund

Clarion became the Subadviser to the Portfolio in April 2008. In order to provide you with information regarding the investment capabilities of Clarion, performance information regarding the ING Global Real Estate Fund (“ING Fund”) is presented. The Portfolio and the ING Fund, which is also advised by Clarion, have substantially similar investment objectives, policies, and strategies. Management fees paid by the ING Fund are higher than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the ING Fund, the average annual return during the period would have been higher than the returns set forth below. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of ING Fund and the Portfolio will vary.

The table below compares the ING Global Real Estate Fund’s average annual compounded total returns on a before tax basis for the 1- and 5-year periods and since inception through December 31, 2009 with the S&P Developed Property Index, an unmanaged index which defines and measures the investable universe of publicly traded property companies domiciled in developed countries that derive more than half of their revenue from property-related activities, such as property ownership, management, development rental and investment. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception	Inception Date
ING Global Real Estate Fund – Class A Before Taxes	%	%	%
S&P Developed Property Index	%	%	%

Distribution Plans

The Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to

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pay to various service providers up to 0.50% for Class B and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B and Class E shares are limited to 0.25% and 0.15%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

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The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

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In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B and Class E shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

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Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B and Class E shares are subject to a Rule 12b-1 fee of 0.25% and 0.15%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the

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cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization

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of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations

Clarion Global Real Estate Portfolio

21

are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A, Class B and Class E shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

CLARION GLOBAL REAL ESTATE PORTFOLIO

	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$14.08	$18.13	$14.15	$12.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.32	0.22	0.28	0.30
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(5.53)	(2.59)	4.81	1.40
TOTAL FROM INVESTMENT OPERATIONS		(5.21)	(2.37)	5.09	1.70
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.25)	(0.19)	(0.19)	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(1.22)	(1.49)	(0.92)	(0.02)
TOTAL DISTRIBUTIONS		(1.47)	(1.68)	(1.11)	(0.02)
NET ASSET VALUE, END OF PERIOD		$$7.40	$14.08	$18.13	$14.15
TOTAL RETURN	%	(41.56)%	(14.79)%	37.90%	13.61%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$534.1	$711.9	$627.5	$204.1
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	0.67%	0.62%	0.66%	0.69%
NET INVESTMENT INCOME	%	2.91%	1.35%	1.74%	2.27%
PORTFOLIO TURNOVER RATE	%	146.2%	110.0%	73.0%	13.5%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	0.69%	0.65%	0.70%	0.70%

(a)	Net Investment income per share was calculated using average shares outstanding.

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    CLARION GLOBAL REAL ESTATE PORTFOLIO

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$14.01	$18.06	$14.11	$12.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.29	0.21	0.23	0.26
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(5.50)	(2.62)	4.81	1.40
TOTAL FROM INVESTMENT OPERATIONS		(5.21)	(2.41)	5.04	1.66
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.21)	(0.15)	(0.17)	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(1.22)	(1.49)	(0.92)	(0.02)
TOTAL DISTRIBUTIONS		(1.43)	(1.64)	(1.09)	(0.02)
NET ASSET VALUE, END OF PERIOD		$$7.37	$14.01	$18.06	$14.11
TOTAL RETURN	%	(41.67)%	(15.01)%	37.58%	13.29%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$279.2	$484.8	$623.4	$316.4
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	0.92%	0.87%	0.92%	0.94%
NET INVESTMENT INCOME	%	2.57%	1.30%	1.43%	2.00%
PORTFOLIO TURNOVER RATE	%	146.2%	110.0%	73.0%	13.5%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	0.93%	0.90%	0.95%	0.95%

(a)	Net Investment income per share was calculated using average shares outstanding.

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CLARION GLOBAL REAL ESTATE PORTFOLIO

	For the years ended December 31,
Class E	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$14.04	$18.08	$14.13	$12.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.29	0.26	0.25	0.28
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(5.51)	(2.64)	4.80	1.40
TOTAL FROM INVESTMENT OPERATIONS		(5.22)	(2.38)	5.05	1.68
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.22)	(0.17)	(0.18)	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(1.22)	(1.49)	(0.92)	(0.02)
TOTAL DISTRIBUTIONS		(1.44)	(1.66)	(1.10)	(0.02)
NET ASSET VALUE, END OF PERIOD		$$7.38	$14.04	$18.08	$14.13
TOTAL RETURN	%	(41.68)%	(14.86)%	37.62%	13.45%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$34.7	$72.7	$119.2	$51.3
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	0.81%	0.76%	0.82%	0.84%
NET INVESTMENT INCOME	%	2.62%	1.54%	1.55%	2.14%
PORTFOLIO TURNOVER RATE	%	146.2%	110.0%	73.0%	13.5%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	0.83%	0.80%	0.85%	0.84%

(a)	Net Investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Dreman Small Cap Value Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Dreman Small Cap Value Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.79%	0.79%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%

Total Annual Portfolio Operating Expenses	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Dreman Value Management, LLC (“Dreman”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s assets in common stocks and other equity securities of small U.S. companies. The Portfolio defines a small company as one with a market capitalization at the time of investment that is no greater than the typical largest market capitalization of a company in the Russell 2000 Value Index (the “Index”). The size of companies in the Index changes with market conditions and the composition of the Index.

Dreman focuses its stock selection process on small companies with below market price-to-earnings ratios. Dreman also identifies value opportunities in small companies by low price compared to book value, cash flow and yield. Individual companies are analyzed to identify those that are fundamentally sound and appear to have strong potential for earnings and dividend growth over the Index.

From the remaining group of stocks, Dreman then completes its fundamental analysis and purchases for the Portfolio what are believed to be the most attractive stocks, drawing on analysis of economic outlooks or various industries. Dreman may favor companies from different industries at different times, which leads to sector and industry over and under weights in the Portfolio relative to the Index. Even so, diversification is an important characteristic of Dreman’s investment philosophy.

The Portfolio may invest up to 15% of its assets in real estate investment trusts.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could

3

lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below is the performance of the Portfolio’s Class A shares, the Portfolio’s oldest Class. The historical performance shown for the Portfolio’s Class A shares prior to May 1, 2006 is the performance of the Portfolio’s predecessor fund managed both by Dreman using the same investment objective and strategy as the Portfolio and by another investment subadviser using the same investment objective as the Portfolio but a different (quantitative) investment strategy.

The bar chart below shows you the performance of the Portfolio’s Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	1st –2006	+14.30%
Lowest Quarter	4th – 2008	-19.08%

Dreman Small Cap Value Portfolio

4

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception	Inception Date
Class A	29.09%	6.62%	5-2-05
Class B	28.77%	-1.90%	4-28-08
Russell 2000 Value Index	20.58%	2.02%*
* Index performance is from 5-2-05.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Dreman is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    David N. Dreman, founder, Chairman and Chief Investment Officer, E. Clifton Hoover, Jr., Co-Chief Investment Officer, Co-Research Director and Portfolio Manager, and Mark Roach, Managing Director and Portfolio Manager, have managed the Portfolio since              ,             , and              respectively. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Dreman Small Cap Value Portfolio

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

Dreman Small Cap Value Portfolio

7

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Dreman Small Cap Value Portfolio

8

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell 2000 Value Index is an unmanaged index that measures the stock performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.80% of the first $100 million of such assets plus 0.775% of such assets over $100 million up to $500 million plus 0.75% of such assets over $500 million up to $1 billion plus 0.725% of such assets over $1 billion.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

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The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

DREMAN VALUE MANAGEMENT, LLC, Harborside Financial Center Plaza 10, Suite 800, Jersey City, New Jersey 07311, is the Subadviser to the Portfolio. Dreman was founded in 1977 and managed over $             billion in assets as of December 31, 2009.

Messrs. David N. Dreman, E. Clifton Hoover, Jr and Mark Roach serve as Co-Portfolio Managers of the Portfolio. Mr. Dreman is the founder, Chairman and Chief Investment Officer of Dreman and has been with Dreman since its inception in 1997. Mr. Hoover is a Co-Chief Investment Officer, Co-Research Director and Portfolio Manager of Dreman’s Large and Small Cap Value Strategies. Mr. Hoover joined Dreman in December 2006. Prior to that time, he was a Managing Director and Portfolio Manager at NFJ Investment Group since 1997. Mr. Roach is a Managing Director at Dreman and a Portfolio Manager of Mid-Cap and Small-Cap Products. Mr. Roach joined Dreman in November 2006. Prior to that time, he was with Vaughn Nelson Investment Management since 2002 and has been in the investment management business since 1997.

Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located

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at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty

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(30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

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In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums

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or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

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Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

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Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might

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reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

DREMAN SMALL CAP VALUE PORTFOLIO

	For the years ended December 31,				For the period from May 2, 2005 (commencement of operations) to December 31, 2005(a)
Class A	2009(a)	2008(a)	2007(a)	2006(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$13.57	$13.77	$11.20	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.14	0.12	0.13	0.07
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(3.44)	(0.25)	2.57	1.30
TOTAL FROM INVESTMENT OPERATIONS		(3.30)	(0.13)	2.70	1.37
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.10)	—	(0.06)	(0.05)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.37)	(0.07)	(0.07)	(0.12)
TOTAL DISTRIBUTIONS		(0.47)	(0.07)	(0.13)	(0.17)
NET ASSET VALUE, END OF PERIOD		$9.80	$13.57	$13.77	$11.20
TOTAL RETURN		(25.22)%	(0.97)%	24.23%	13.56%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$174.5	$225.2	$83.6	$5.0
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.86%	0.92%	1.10%	1.10%††
NET INVESTMENT INCOME		1.17%	0.89%	0.99%	0.86%††
PORTFOLIO TURNOVER RATE		73.6%	69.6%	62.0%	55.0%†
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.86%	0.95%(b)	1.40%	3.83%††

†	Non-annualized
††	Annualized
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	Excludes effect of deferred expense reimbursement.

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DREMAN SMALL CAP VALUE PORTFOLIO

Class B	For the year ended December 31, 2009(a)	For the period from April 28, 2008 (commencement of operations) to December 31, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$13.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.11
NET REALIZED AND UNREALIZED LOSS		(3.34)
TOTAL FROM INVESTMENT OPERATIONS		(3.23)
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		—
TOTAL DISTRIBUTIONS		—
NET ASSET VALUE, END OF PERIOD		$9.79
TOTAL RETURN		(24.81)%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$0.8
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		1.16%*
NET INVESTMENT INCOME		1.50%*
PORTFOLIO TURNOVER RATE		73.6%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		1.16%*

*	Annualized
**	Non-annualized
(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Met/Franklin Income Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Met/Franklin Income Portfolio

PORTFOLIO SUMMARY:

Investment Objective

To maximize income while maintaining prospects for capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%

Total Annual Portfolio Operating Expenses	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Franklin Advisers, Inc. (“Franklin Advisers”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio may invest include all varieties of fixed, floating and variable rate instruments including secured and unsecured bonds, bonds convertible into common stock, mortgage securities, debentures, notes and short-term debt instruments. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Typically, each of equity and debt securities may represent between approximately 25% and 65% of the Portfolio’s assets.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, healthcare and telecommunications. The Portfolio may invest in large, medium and small market capitalization companies.

The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Services (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are considered investment grade. However, such ratings are relative and subjective, are not absolute

3

standards of quality, and do not provide a complete evaluation of the market risk of the securities. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba1 or lower by Moody’s or BB+ or lower by S&P or from unrated securities deemed by Franklin Advisers to be of comparable quality. Such high-yield securities are considered to be below “investment grade” and are sometimes referred to as “junk bonds.” Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. As of December 31, 2009, approximately     % of the Portfolio’s net assets were invested in lower-rated and comparable quality unrated debt securities.

The Portfolio may invest up to 25% of its assets in foreign securities. The Portfolio ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts.

Franklin Advisers searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, Franklin Advisers considers a variety of factors, including:

■	a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

■	the experience and strength of the company;

■	the company’s changing financial condition and market recognition of the change;

■	the company’s sensitivity to changes in interest rates and business conditions; and

■	the company’s debt maturity schedules and borrowing requirements.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty

Met/Franklin Income Portfolio

4

to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Past Performance

The information below shows the volatility of the Portfolio’s returns and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class A shares for each full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31

Highest Quarter	– 2009%
Lowest Quarter	– 2009%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Descriptions” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception	Inception Date
Class A	28.05%	2.05%	4-28-08
Class B	27.83%	1.82%	4-28-08
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.95%
S&P 500 Index	26.46%	-10.40%

For information on Franklin Advisers, Inc’s prior experience with a comparable fund, please see “Management—The Subadviser” in this Prospectus.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Franklin Advisers is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this

Met/Franklin Income Portfolio

5

Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    Edward D. Perks, CFA, Senior Vice President at Franklin Advisers, Charles B. Johnson, Chairman of Franklin Resources, Inc., Alex Peters, Vice President and Portfolio Manager of Franklin Advisers and Matthew Quinlan, Vice President and Research Analyst, Franklin Advisers, have managed the Portfolio since inception with the exception of Mr. Peters and Mr. Quinlan, who have each managed the Portfolio since 2010. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks

Met/Franklin Income Portfolio

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of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying

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stocks tends to fall. For a Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities which are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in high yield debt securities that are rated C or below, or “distressed securities,” will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

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Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Mortgage-backed and Asset-backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers largely depend on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less

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potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Descriptions

The Barclays Capital U.S. Aggregate Bond Index is a widely recognized, unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year.

The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.80% of the first $200 million of such assets plus 0.675% of such assets over $200 million up to $500 million plus 0.65% of such assets over $500 million.

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The subadvisory fee MetLife Advisers pays to Franklin Advisers in connection with the investment management of the Portfolio is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios of the Trust that are managed by Franklin Advisers and/or its affiliates.

MetLife Advisers has agreed to voluntarily waive a portion of its management fee reflecting the difference between the actual contractual management fee of the Portfolio, which is calculated based on the average daily net assets of the Portfolio, and the management fee for the Portfolio if the level of aggregated average daily net assets used for calculating the subadvisory fee were also applied for purposes of calculating the management fee. During the period ended December 31, 2009, MetLife Advisers voluntarily waived ___% in management fees otherwise chargeable to the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

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MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

FRANKLIN ADVISERS, INC., One Franklin Parkway, San Mateo, California 94403-1906, is the Subadviser to the Portfolio. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Resources, Inc. Together, Franklin Advisers and its affiliates managed over $         billion in assets as of December 31, 2009.

The Portfolio is managed by a team of professionals focused on investments in debt and equity securities. The portfolio managers of the team are as follows:

■	Edward D. Perks, CFA, Senior Vice President. Mr. Perks joined Franklin Advisers in 1992. Mr. Perks has primary responsibility for the investments of the Portfolio.

■	Charles B. Johnson, Chairman of Franklin Resources, Inc. He joined Franklin Advisers in 1957.

■	Alex W. Peters, CFA, Vice President. Mr. Peters joined Franklin Advisers in 2005.

■	Matt Quinlan, Vice President. Mr. Quinlan joined Franklin Advisers in 2005.

Mr. Perks has primary responsibility for the investments of the Portfolio.

Prior Experience With Comparable Fund

The Portfolio and the Franklin Income Fund, a retail fund which is also advised by Franklin Advisers, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in April 2008, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Franklin Advisers, performance information regarding the Franklin Income Fund is presented. Management fees paid by the Franklin Income Fund are lower than the fees to be paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Franklin Income Fund, the average annual return during the period would have been lower than the returns set forth below. This result assumes that the current management fee paid by the Franklin Income Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of the Franklin Income Fund and the Portfolio will vary.

The table below compares the Franklin Income Fund’s average annual compounded total returns for the 1-, 5- and 10-year periods through December 31, 2009 with the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years
Franklin Income Fund – Advisor Class	%	%	%
S&P 500 Index	%	%	%
Barclays Capital U.S. Aggregate Bond Index	%	%	%

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Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter.

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Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made

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here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

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Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the

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cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may

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be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the

Met/Franklin Income Portfolio

24

security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for its period of operation. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

    MET/FRANKLIN INCOME PORTFOLIO

Class A	For the year ended December 31, 2009(a)	For the period from April 28, 2008 (commencement of operations) to December 31, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.36
NET REALIZED AND UNREALIZED LOSS		(2.29)
TOTAL FROM INVESTMENT OPERATIONS		(1.93)
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.20)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		—
DISTRIBUTIONS FROM RETURN OF CAPITAL		(0.00)†
TOTAL DISTRIBUTIONS		(0.20)
NET ASSET VALUE, END OF PERIOD		$$7.87
TOTAL RETURN	%	(19.19)%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$92.0
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	0.88%*
NET INVESTMENT INCOME	%	6.13%*
PORTFOLIO TURNOVER RATE	%	12.7%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	1.03%*

*	Annualized
**	Non-annualized
†	Rounds to less than $0.005 per share.
(a)	Net investment income per share was calculated using average shares outstanding.

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26

MET/FRANKLIN INCOME PORTFOLIO

Class B	For the year ended December 31, 2009(a)	For the period from April 28, 2008 (commencement of operations) to December 31, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.35
NET REALIZED AND UNREALIZED LOSS		(2.30)
TOTAL FROM INVESTMENT OPERATIONS		(1.95)
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.19)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		—
DISTRIBUTIONS FROM RETURN OF CAPITAL		(0.00)†
TOTAL DISTRIBUTIONS		(0.19)
NET ASSET VALUE, END OF PERIOD		$$7.86
TOTAL RETURN	%	(19.36)%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$10.0
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	1.14%*
NET INVESTMENT INCOME	%	6.06%*
PORTFOLIO TURNOVER RATE	%	12.7%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	1.28%*

*	Annualized
**	Non-annualized
†	Rounds to less than $0.005 per share.
(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Met/Franklin Mutual Shares Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Met/Franklin Mutual Shares Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

Capital appreciation, which may occasionally be short-term. The Portfolio’s secondary investment objective is income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%

Total Annual Portfolio Operating Expenses*	%	%

*   Under an Expense Limitation Agreement, the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ending April 30, 2011.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all expense limitations remain in effect only for the period ending April 30, 2011. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Franklin Mutual Advisers, LLC (“Franklin Mutual”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in equity securities (including securities convertible into, or that Franklin Mutual expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that Franklin Mutual believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Following this value-oriented strategy, the Portfolio invests primarily in undervalued securities, which are securities trading at a discount to intrinsic value. The Portfolio also invests in, to a lesser extent, in: (1) risk arbitrage securities, which are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers) or that Franklin Mutual believes are cheap relative to an economically equivalent security of the same or another company; and (2) distressed companies, which are securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

In pursuit of its value-oriented strategy, the Portfolio is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. The Portfolio currently invests at least 80% of its assets in companies with market capitalizations greater than $5 billion, with the balance in smaller companies.

While the Portfolio generally purchases securities for investment purposes, Franklin Mutual may seek to

3

influence or control management by communicating with management and may coordinate with other shareholders to influence management or to cause changes in policy, or invest in other companies that do so, when Franklin Mutual believes the Portfolio may benefit. The Portfolio expects to invest a significant portion (up to 35%) of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt.

The Portfolio may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, when, in Franklin Mutual’s opinion, it would be advantageous to the Portfolio to do so.

The Portfolio’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the Portfolio, in effect, steps into the shoes of the lender. If the loan is secured, the Portfolio will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Portfolio will generally make such investments to achieve capital appreciation, rather than to seek income.

The Portfolio may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, the Portfolio typically buys one security while at the same time selling short another security. The Portfolio generally buys the security that Franklin Mutual believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that Franklin Mutual believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Portfolio attempts to profit from a perceived relationship between the values of the two securities. The Portfolio generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event such as an exchange offer.

Franklin Mutual employs a research driven, fundamental value strategy for the Portfolio. In choosing equity investments, Franklin Mutual focuses on the market price of a company’s securities relative to Franklin Mutual’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on Franklin Mutual’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. Franklin Mutual examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

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4

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class A shares for each full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31

Highest Quarter	– 2009%
Lowest Quarter	– 2009%

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5

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception	Inception Date
Class A	25.15%	-10.12%	4-28-08
Class B	24.88%	-10.36%	4-28-08
S&P 500 Index	26.46%	-10.40%

For information on Franklin Mutual Advisers, LLC’s prior experience with a comparable fund, please see “Management—The Subadviser” in the Prospectus.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Franklin Mutual is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadviser” in the Statement of Additional Information.

Portfolio Managers.    Peter A. Langerman, Co-Portfolio Manager, President and Chief Executive Officer of Franklin Mutual, F. David Segal, CFA, Co-Portfolio Manager, and Deborah A. Turner, CFA, Assistant Portfolio Manager, have managed the Portfolio since inception. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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7

PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks

Met/Franklin Mutual Shares Portfolio

9

of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities which are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In

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addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in high yield debt securities that are rated C or below, or “distressed securities,” will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or, if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

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Leveraging Risk

Derivatives and other transactions in which the Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

The Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Although the segregation of assets will generally ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction creating leverage and will place a limit on the amount of leverage the Portfolio will employ, it will not limit the Portfolio’s exposure to loss from the transaction.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of 0.80% of the average daily net assets of the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

Expense Limitation Agreement

In the interest of limiting expenses of the Portfolio until April 30, 2011, MetLife Advisers has entered into an expense limitation agreement with the Trust (“Expense Limitation

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Agreement”). Pursuant to that Expense Limitation Agreement, MetLife Advisers has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio, other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) are limited to 0.90% and 1.15% of average daily net assets for Class A and Class B shares, respectively, of the Portfolio.

The Portfolio may at a later date reimburse to MetLife Advisers the management fees waived or reduced and other expenses assumed and paid by MetLife Advisers pursuant to the Expense Limitation Agreement provided the Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual operating expenses of the Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio’s total annual operating expenses are less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees.

The total amount of reimbursement to which MetLife Advisers may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by MetLife Advisers and (ii) all other payments previously remitted by MetLife Advisers to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to MetLife Advisers with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by MetLife Advisers to the Portfolio.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the

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Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

FRANKLIN MUTUAL ADVISERS, LLC, 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078, is the Subadviser to the Portfolio. Franklin Mutual is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. Together, Franklin Mutual and its affiliates managed over $             billion in assets as of December 31, 2009.

The following individuals are jointly responsible for the day-to-day management of the Portfolio:

■

Peter A. Langerman, Co-Portfolio Manager. Mr. Langerman is the President and Chief Executive Officer of Franklin Mutual. He rejoined Franklin Templeton in 2005. He joined Franklin Templeton in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and a member of the management team of the Franklin Mutual Series Fund, Inc., including the Mutual Shares Fund, before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds.

■	F. David Segal CFA, Co-Portfolio Manager. He joined Franklin Templeton in 2002.

■

Deborah A. Turner CFA, Assistant Portfolio Manager. She joined Franklin Templeton in 1996. Messrs. Langerman and Segal have primary responsibility for the investments of the Portfolio. Ms. Turner provides research and advice on the purchases and sales of individual securities and portfolio risk assessment.

Prior Experience With Comparable Fund

The Portfolio and the Mutual Shares Fund, a retail fund which is also advised by Franklin Mutual, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in April 2008, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Franklin Mutual, performance information regarding the Mutual Shares Fund is presented. Management fees paid by the Mutual Shares Fund are lower than the fees to be paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Mutual Shares Fund, the average annual return during the period would have been lower than the returns set forth below. This result assumes that the current management fee paid by the Mutual Shares Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of the Mutual Shares Fund and the Portfolio will vary.

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The table below compares the Franklin Income Fund’s average annual compounded total returns for the 1-, 5- and 10-year periods through December 31, 2009 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years
Mutual Shares Fund – Class Z	%	%	%
S&P 500 Index	%	%	%

Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend.

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MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

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The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

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The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not

Met/Franklin Mutual Shares Portfolio

22

intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Met/Franklin Mutual Shares Portfolio

23

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

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24

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for its period of operation. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

    MET/FRANKLIN MUTUAL SHARES PORTFOLIO

Class A	For the year ended December 31, 2009(a)	For the period from April 28, 2008 (commencement of operations) to December 31, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.07
NET REALIZED AND UNREALIZED LOSS		(3.40)
TOTAL FROM INVESTMENT OPERATIONS		(3.33)
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.19)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		—
DISTRIBUTIONS FROM RETURN OF CAPITAL		(0.00)†
TOTAL DISTRIBUTIONS		(0.19)
NET ASSET VALUE, END OF PERIOD		$6.48
TOTAL RETURN		(33.20)%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$90.9
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.90%*
NET INVESTMENT INCOME		1.29%*
PORTFOLIO TURNOVER RATE		23.6%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		1.32%*

*	Annualized
**	Non-annualized
†	Rounds to less than $0.005 per share.
(a)	Net investment income per share was calculated using average shares outstanding.

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MET/FRANKLIN MUTUAL SHARES PORTFOLIO

Class B	For the year ended December 31, 2009(a)	For the period from April 28, 2008 (commencement of operations) to December 31, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.05
NET REALIZED AND UNREALIZED LOSS		(3.39)
TOTAL FROM INVESTMENT OPERATIONS		(3.34)
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.19)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		—
DISTRIBUTIONS FROM RETURN OF CAPITAL		(0.00)†
TOTAL DISTRIBUTIONS		(0.19)
NET ASSET VALUE, END OF PERIOD		$6.47
TOTAL RETURN		(33.36)%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$31.9
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		1.15%*
NET INVESTMENT INCOME		1.05%*
PORTFOLIO TURNOVER RATE		23.6%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		1.60%*

*	Annualized
**	Non-annualized
†	Rounds to less than $0.005 per share.
(a)	Net investment income per share was calculated using average shares outstanding.

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27

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Met/Franklin Templeton Founding Strategy Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Met/Franklin Templeton Founding Strategy Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

Primarily seeks capital appreciation and secondarily seeks income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, as adjusted to assume that current contractual fees and expenses were in effect for all of 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%
Acquired Fund (Underlying Portfolio) Fees and Expenses	%	%

Total Annual Portfolio Operating Expenses and Acquired Fund (Underlying Portfolio) Fees and Expenses Before Expense Waiver	%	%
Contractual Expense Waiver*	%	%

Total Annual Portfolio Operating Expenses and Acquired Fund (Underlying Portfolio) Fees and Expenses After Expense Waiver	%	%

*	Under an Expense Limitation Agreement, the total direct Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.05% and 0.30%, respectively, for the period ending April 30, 2011.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all expense limitations of the Portfolio and the Underlying Portfolios remain in effect only for the period ending April 30, 2011. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

The Portfolio pursues its investment objectives by investing on a fixed percentage basis in a combination of the Met Investor Series Trust’s (the “Trust’s”) portfolios sub-advised by subsidiaries of Franklin Resources, Inc., which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Portfolio’s assets will be allocated on an equal basis (33 1/3%) among the Underlying Portfolios, which consist of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio, each of which is a separate portfolio of the Trust.

The Underlying Portfolios have been selected by MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, to represent a reasonable spectrum of

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investment options for the Portfolio. MetLife Advisers has based the fixed percentage allocations for the Portfolio on the degree to which it believes the Underlying Portfolios, in combination, to be appropriate for the Portfolio’s investment objective. Each Underlying Portfolio is managed by MetLife Advisers and sub-advised by Franklin Advisers, Inc. (Met/Franklin Income Portfolio), Franklin Mutual Advisers, LLC (Met/Franklin Mutual Shares Portfolio) or Templeton Global Advisors Limited (Met/Templeton Growth Portfolio). The Portfolio will purchase Class A shares of the Underlying Portfolios, which are not subject to any sales charges or distribution or service (Rule 12b-1) fees.

The Portfolio may deviate from its percentage allocations as a result of appreciation or depreciation in the value of the shares of the Underlying Portfolios it holds. MetLife Advisers will periodically rebalance the Portfolio’s holdings as deemed necessary to bring the asset allocation of the Portfolio back into alignment with its fixed percentage allocations.

For additional information about the Portfolio’s investment strategies, please see “Additional Information About the Portfolio’s Investment Strategies” in this Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk.    An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

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4

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Credit and Counterparty Risk.    The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

Interest Rate Risk.    The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Derivatives Risk.    An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31

Highest Quarter	– 2009	+ %
Lowest Quarter	– 2009	- %

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception	Inception Date
Class A	28.84%	-5.10%	4-28-08
Class B	28.55%	-5.28%	4-28-08
S&P 500 Index	26.46%	-10.40%

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser.

Portfolio Managers.    The Portfolio is managed by a committee led by Elizabeth M. Forget, President of the

Met/Franklin Templeton Founding Strategy Portfolio

5

Metropolitan Series Fund, Inc. (the “Fund”), the Trust and MetLife Advisers. Other members of the committee are Alan C. Leland, Jr., Senior Vice President of the Fund and Chief Financial Officer of MetLife Advisers; Darrell A. Olson, Director in the Investments Department of Metropolitan Life Insurance Company and Vice President of MetLife Advisers; Thomas C. McDevitt, Vice President of MetLife Advisers; and Jeffrey L. Bernier, Senior Vice President of the Fund and MetLife Advisers, and Vice President of the Trust. Each member of the committee has managed the Portfolio since its inception.

For more information about the adviser and the portfolio managers, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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6

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same investment adviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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7

PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios is directly related to the performance of the Underlying Portfolios. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying Portfolios and the ability of the Underlying Portfolios to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying Portfolio fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk

An Underlying Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying Portfolio’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be

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negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by an Underlying Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on an Underlying Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, an Underlying Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent an Underlying Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying Portfolio’s foreign currency or securities holdings. Although an Underlying Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying Portfolio.

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Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries.

The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support

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their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying Portfolio’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If an Underlying Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

An Underlying Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Underlying Portfolio. If an Underlying Portfolio engages in

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transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For an Underlying Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of an Underlying Portfolio’s fixed income investments will affect the volatility of the Underlying Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. An Underlying Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if an Underlying Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities which are rated below “investment grade” or are not rated but are of equivalent quality. An Underlying Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than an Underlying Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Underlying Portfolio’s adviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Underlying Portfolio.

An Underlying Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

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An Underlying Portfolio that invests in high yield debt securities that are rated C or below, or “distressed securities,” will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. An Underlying Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. An Underlying Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Derivatives Risk

An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that an Underlying Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent an Underlying Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or, if an Underlying Portfolio hedges imperfectly, the Underlying Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. An Underlying Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an Underlying Portfolio uses derivatives for leverage, investments in the Underlying Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Leveraging Risk

Derivatives and other transactions in which an Underlying Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause an Underlying Portfolio’s performance to be more volatile than if the Underlying Portfolio had not been leveraged. Leveraging may expose an Underlying Portfolio to losses in excess of the amounts invested or borrowed.

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An Underlying Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause an Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Although the segregation of assets will generally ensure that an Underlying Portfolio has assets available to satisfy its obligations with respect to the transaction creating leverage and will place a limit on the amount of leverage the Underlying Portfolio will employ, it will not limit the Underlying Portfolio’s exposure to loss from the transaction.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

UNDERSTANDING THE PORTFOLIO

The Portfolio is a “fund of funds” that invests, on a fixed percentage basis, in a combination of the Trust’s portfolios sub-advised by subsidiaries of Franklin Resources, Inc., which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Portfolio’s assets will be allocated on an equal basis (33 1/3%) among the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio (previously defined as the Underlying Portfolios), each of which is a separate portfolio of the Trust. Information regarding the Underlying Portfolios is included in the summary prospectuses and prospectuses for those portfolios dated May 1, 2010. Copies of the summary prospectuses and prospectuses may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

Please note that the Underlying Portfolios may already be available directly as investment options in your Contract and that an investor in the Portfolio bears both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of in the Portfolio itself. However, not all of the Underlying Portfolios may be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by MetLife Advisers.

Investment Objectives

The Portfolio’s stated investment objectives can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying Portfolios have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Types of Investments

The Underlying Portfolios invest in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some Underlying Portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

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Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank

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time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. MetLife Advisers may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objectives.

Index Description

The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by MetLife Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, manages the Portfolio. MetLife Advisers is responsible for the general management and administration of the Portfolio. In addition to its managerial responsibilities, MetLife Advisers is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocation is consistent with the guidelines that have been approved by the Board of Trustees. MetLife Advisers will rebalance the Portfolio’s holdings as deemed necessary to bring the asset allocation of the Portfolio back into alignment with its fixed percentage allocations. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $            billion as of December 31, 2009.

The Portfolio is managed by a committee composed of the individuals listed below. Each member of the committee is jointly and primarily responsible for the management of the Portfolio.

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Elizabeth M. Forget is the Chair of the committee. Ms. Forget has been President, Chairman of the Board and Director of the Fund since 2006, and President and Trustee of the Trust since 2000. She has been President, Chief Executive Officer and Chair of MetLife Advisers’ Board of Managers since 2006. She was President of Met Investors Advisory, LLC from 2000 to 2009. Ms. Forget has been Senior Vice President of MetLife, Inc. since 2007 and Executive Vice President of MetLife Investors Group, Inc. since 2000.

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Alan C. Leland, Jr., CFA, has been Chief Financial Officer of MetLife Advisers since 1994 and a member of MetLife Advisers’ Board of Managers since 2006. He has been Senior Vice President of the Fund since 2005 and is a Vice President of Metropolitan

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Life Insurance Company. He has worked for Metropolitan Life Insurance Company and its predecessors for over 30 years and has worked for MetLife Advisers since its inception in 1994.

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Darrel A. Olson, CFA, joined Metropolitan Life Insurance Company in 1979. He has been a Vice President of MetLife Advisers since 2005 and has been a Director in the Investments Department of Metropolitan Life Insurance Company since 2001.

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Thomas C. McDevitt, CIMA, is Vice President of MetLife Advisers. Mr. McDevitt joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1980 and became part of the Investment Management Department in 1988. He has worked for MetLife Advisers since its inception in 1994.

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Jeffrey L. Bernier, CIMA, joined Metropolitan Life Insurance Company in 2007. He has been a Senior Vice President of the Fund and MetLife Advisers since 2008, and a Vice President of the Trust since 2009. He has been a Vice President of Metropolitan Life Insurance Company since 2008. From 2004 until he joined Metropolitan Life Insurance Company, Mr. Bernier was a Director and Senior Investment Analyst of Investment Management Services for John Hancock Financial Services.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.050% of first $500 million, plus 0.040% of such assets over $500 million up to $1 billion, plus 0.030% of such assets over $1 billion.

The SAI provides additional information about each committee member’s compensation, other accounts managed and the member’s ownership of securities in the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers is available in the Portfolio’s most recent annual report.

Expense Limitation Agreement

In the interest of limiting expenses of the Portfolio until April 30, 2011, MetLife Advisers has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, MetLife Advisers has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio, other than interest, taxes, brokerage commissions, other expenditures which

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are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, acquired fund fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), are limited to 0.05% and 0.30% of average daily net assets for Class A and Class B shares, respectively, of the Portfolio.

The Portfolio may at a later date reimburse to MetLife Advisers the management fees waived or reduced and other expenses assumed and paid by MetLife Advisers pursuant to the Expense Limitation Agreement provided the Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual operating expenses of the Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio’s total annual operating expenses are less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees.

The total amount of reimbursement to which MetLife Advisers may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by MetLife Advisers and (ii) all other payments previously remitted by MetLife Advisers to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to MetLife Advisers with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by MetLife Advisers to the Portfolio.

Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

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However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Fund of Funds Structure

Each Underlying Portfolio will have other shareholders, each of whom will pay their proportionate share of the Underlying Portfolio’s expenses. As a shareholder of an Underlying Portfolio, the Portfolio will have the same voting rights as other shareholders.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) complete portfolio holdings for the Portfolio and (ii) the percentage of the Portfolio’s net assets that each of the holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. The information regarding the Portfolio’s holdings will be posted on or about ten (10) business days following the end of each calendar quarter.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

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Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

Similarly, for purposes of the section 817(h) diversification requirements, an investment in an Underlying Portfolio by the Portfolio is treated not as a single investment but as an investment in each asset owned by the Underlying Portfolio, so long as shares of the Underlying Portfolio are owned, directly or through the Portfolio, only by separate accounts

Met/Franklin Templeton Founding Strategy Portfolio

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of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio and Underlying Portfolios are and will be so owned. Thus, so long as the Portfolio and Underlying Portfolios comply with the section 817(h) diversification requirements, each Contract generally will also satisfy those requirements. See the prospectus for the relevant Contract.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee.

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Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

The Class A shares of the Underlying Portfolios, which the Portfolio will purchase, are not subject to a Rule 12b-1 fee.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

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Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in an Underlying Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying Portfolios that may be adversely affected by price arbitrage include those Underlying Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that

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are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying Portfolio is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for its period of operation. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

    MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

Class A	For the year ending December 31, 2009(a)	For the period from April 28, 2008 (commencement of operations) to December 31, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.08
NET REALIZED AND UNREALIZED LOSS		(2.97)
TOTAL FROM INVESTMENT OPERATIONS		(2.89)
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.14)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		—
TOTAL DISTRIBUTIONS		(0.14)
NET ASSET VALUE, END OF PERIOD		$6.97
TOTAL RETURN		(28.92)%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$0.3
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.05%(b)*
NET INVESTMENT INCOME		1.23%(c)*
PORTFOLIO TURNOVER RATE		4.4%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.44%*

*	Annualized
**	Non-annualized
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

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MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

Class B	For the year ending December 31, 2009(a)	For the period from April 28, 2008 (commencement of operations) to December 31, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.26
NET REALIZED AND UNREALIZED LOSS		(3.16)
TOTAL FROM INVESTMENT OPERATIONS		(2.90)
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.13)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		—
TOTAL DISTRIBUTIONS		(0.13)
NET ASSET VALUE, END OF PERIOD		$6.97
TOTAL RETURN		(28.98)%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$276.3
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.30%(b)*
NET INVESTMENT INCOME		4.97%(c)*
PORTFOLIO TURNOVER RATE		4.4%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.38%*

*	Annualized
**	Non-annualized
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Goldman Sachs Mid Cap Value Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Goldman Sachs Mid Cap Value Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.72%	0.72%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%

Total Annual Portfolio Operating Expenses	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Goldman Sachs Asset Management, L.P. (“Goldman”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap Value Index (“Midcap Value Index”) at the time of investment. If the market capitalization of a company held by the Portfolio moves outside this range, the Portfolio may, but is not required to, sell the securities. The capitalization range of the Midcap Value Index as of                              , 2010 was between $         million and $             billion. These values will vary on a daily basis. Through intensive fundamental research, Goldman seeks to identify quality businesses selling at compelling valuations.

Although the Portfolio will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Portfolio may also invest in the aggregate up to 20% of its net assets in companies with public stock market capitalizations outside the range of companies constituting the Midcap Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase they are rated at least B by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Services or, if unrated by either of these, deemed by Goldman to be of comparable quality.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could

3

lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Goldman Sachs Mid Cap Value Portfolio

4

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	4th – 2006	+8.43%
Lowest Quarter	4th – 2008	-23.44%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception	Inception Date
Class A	32.67%	2.83%	5.99%	5-1-04
Class B	32.30%	2.57%	5.73%	5-1-04
Russell Midcap Value Index	34.21%	1.98%	5.47%

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Goldman is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    Andrew Braun, Managing Director and Co-Chief Investment Officer—Value Equity, Sean Gallagher, Managing Director and Co-Chief Investment Officer—Value Equity, Dolores Bamford, CFA (Co-Lead Portfolio Manager), a Managing Director and Portfolio Manager—Value Equity and Scott Carroll, CFA (Co-Lead Portfolio Manager), Vice-President and Portfolio Manager—Value Equity, have all managed the Portfolio since 2004. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

Goldman Sachs Mid Cap Value Portfolio

5

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value

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of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities which are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

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A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in high yield debt securities that are rated C or below, or “distressed securities,” will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of

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the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These

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companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell Midcap Value Index measures the performance of mid-cap companies with lower price-to-book ratios and lower forecasted growth values.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.75% of the first $200 million of such assets plus 0.70% of such assets over $200 million.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

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The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

GOLDMAN SACHS ASSET MANAGEMENT, L.P., 32 Old Slip, New York, New York 10005, is the Subadviser to the Portfolio. Goldman, an affiliate of Goldman, Sachs & Co., has been a registered investment adviser since 1990 and as of December 31, 2009 managed, together with its investment advisory affiliates, approximately $         billion.

The Portfolio is managed by a team of investment professionals. Andrew Braun and Sean Gallagher serve as Co-Chief Investment Officers. Dolores Bamford, CFA, and Scott Carroll, CFA, are Co-Lead Portfolio Managers to the Portfolio. Mr. Braun is a Managing Director and Co-Chief Investment Officer—Value Equity. Mr. Braun joined Goldman in 1993. Mr. Gallagher is a Managing Director and Co-Chief Investment Officer—Value Equity. Mr. Gallagher joined Goldman in 2000. Ms. Bamford, Co-Lead Portfolio Manager to the Portfolio, is a Managing Director and Portfolio Manager—Value Equity. Ms. Bamford joined Goldman in 2002. Mr. Carroll, Co-Lead Portfolio Manager to the Portfolio, is a Vice President and Portfolio Manager—Value Equity. Mr. Carroll joined Goldman in 2002.

Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located

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at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty

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(30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

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In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums

Goldman Sachs Mid Cap Value Portfolio

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or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

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Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

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Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might

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reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

GOLDMAN SACHS MID CAP VALUE PORTFOLIO

	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$13.57	$14.43	$12.54	$11.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.17	0.18	0.14	0.15
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.65)	0.39	1.86	1.38
TOTAL FROM INVESTMENT OPERATIONS		(4.48)	0.57	2.00	1.53
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.13)	(0.10)	—	(0.11)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.97)	(1.33)	(0.11)	(0.82)
TOTAL DISTRIBUTIONS		(1.10)	(1.43)	(0.11)	(0.93)
NET ASSET VALUE, END OF PERIOD		$7.99	$13.57	$14.43	$12.54
TOTAL RETURN		(35.92)%	3.37%	16.02%	12.76%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$278.9	$383.0	$277.9	$285.0
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.75%	0.75%	0.79%	0.79%
NET INVESTMENT INCOME		1.56%	1.27%	1.02%	1.15%
PORTFOLIO TURNOVER RATE		98.5%	83.6%	67.2%	51.4%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.75%	0.77%	0.81%	0.79%

(a)	Net investment income per share was calculated using average shares outstanding.

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GOLDMAN SACHS MID CAP VALUE PORTFOLIO

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$13.53	$14.40	$12.55	$11.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.14	0.14	0.11	0.11
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.64)	0.39	1.85	1.39
TOTAL FROM INVESTMENT OPERATIONS		(4.50)	0.53	1.96	1.50
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.09)	(0.07)	—	(0.08)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.97)	(1.33)	(0.11)	(0.82)
TOTAL DISTRIBUTIONS		(1.06)	(1.40)	(0.11)	(0.90)
NET ASSET VALUE, END OF PERIOD		$7.97	$13.53	$14.40	$12.55
TOTAL RETURN		(36.07)%	3.10%	15.69%	12.54%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$97.1	$195.7	$192.6	$137.1
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		1.00%	1.00%	1.05%	1.03%
NET INVESTMENT INCOME		1.26%	0.97%	0.83%	0.87%
PORTFOLIO TURNOVER RATE		98.5%	83.6%	67.2%	51.4%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		1.01%	1.02%	1.07%	1.03%

(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Harris Oakmark International Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Harris Oakmark International Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance and variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.78%	0.78%	0.78%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	%	%	%

Total Annual Portfolio Operating Expenses	%	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B	Class E
1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Harris Associates L.P. (“Harris”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in common stocks of non-U.S. companies. The Portfolio may invest in mature markets (examples are Japan, Canada, and the United Kingdom) and in less developed markets (examples are Mexico, Brazil, and South Korea). Ordinarily, the Portfolio will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Portfolio’s foreign investments, but the Portfolio does not expect to invest more than 35% of its assets in securities of companies based in emerging markets. The Portfolio invests primarily in mid- to large-cap companies. The Portfolio may engage in foreign currency transactions for hedging purposes.

Harris uses a value investment style in selecting equity securities for the Portfolio. Harris believes that over time, a company’s stock price converges with its true business value. By “true business value” Harris means its estimate of the price that is determined by the cash it generates. Harris believes that investing in equity securities priced significantly below what is believed to be the true business value presents the best opportunity to achieve the Portfolio’s investment objective. Harris uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies’ true business values.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

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The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Harris Oakmark International Portfolio

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The bar chart below shows you the performance of the Portfolio’s Class B shares, the Portfolio’s oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective January 1, 2003, Harris became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd — 2003	+24.90%
Lowest Quarter	4th — 2008	-22.01%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception	Inception Date
Class A	55.46%	6.21%	7.78%	1-2-02
Class B	55.06%	5.94%	8.45%	10-9-01
Class E	55.27%	6.04%	7.99%	4-1-02
MSCI EAFE (Europe, Australasia, Far East) Index (net)	31.78%	3.54%	6.90%*
* Index performance is from 10-9-01.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see

“Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Harris is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    David G. Herro, CFA, Partner and Chief Investment Officer—International, and Robert A. Taylor, CFA, Partner and Director of International Research, have both managed the Portfolio since 2003. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

Harris Oakmark International Portfolio

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Harris Oakmark International Portfolio

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries.

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The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or

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underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or, if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities

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issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Leveraging Risk

Derivatives and other transactions in which the Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

The Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Although the segregation of assets will generally ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction creating leverage and will place a limit on the amount of leverage the Portfolio will employ, it will not limit the Portfolio’s exposure to loss from the transaction.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.85% of the first $100 million of such assets plus 0.80% of such assets over $100 million up to $1 billion plus 0.75% of such assets over $1 billion.

Effective January 1, 2009, Harris has agreed to reduce the subadvisory fee it charges to MetLife Advisers for managing the Portfolio. This fee change will reduce the subadvisory fee charged on the Portfolio’s average daily net assets in excess of $1 billion. In connection with this change in the subadvisory fee, MetLife Advisers has voluntarily agreed, at certain asset levels, to waive a portion of the management fee chargeable to the Portfolio.

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A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

HARRIS ASSOCIATES L.P., Two North La Salle Street, Suite 500, Chicago, Illinois 60602, is the Subadviser to the Portfolio. Harris is a Delaware limited partnership organized in 1995. The general partnership interest in Harris is owned by Harris Associates Inc., which in turn is a wholly-owned subsidiary of Paris-based Natixis Global Asset Management L.P. Together with its predecessor, Harris has managed mutual funds since 1970 and manages more than $             billion of assets as of December 31, 2009.

■

David G. Herro, CFA, Partner and Chief Investment Officer-International, and Robert A. Taylor, CFA, Partner and Director of International Research, manage the Portfolio. Mr. Herro joined Harris in 1992 as a portfolio manager and analyst. Mr. Taylor joined Harris in 1994 as an international analyst.

Distribution Plans

The Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution

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Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B and Class E shares are limited to 0.25% and 0.15%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter

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(but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such

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shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B and Class E shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

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Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B and Class E shares are subject to a Rule 12b-1 fee of 0.25% and 0.15%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

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Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current

Harris Oakmark International Portfolio

20

market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair

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valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A, Class B and Class E shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$17.27	$19.03	$16.23	$14.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.40	0.33	0.31	0.21
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(6.46)	(0.35)	4.20	1.87
TOTAL FROM INVESTMENT OPERATIONS		(6.06)	(0.02)	4.51	2.08
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.28)	(0.18)	(0.49)	(0.02)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(2.36)	(1.56)	(1.22)	(0.19)
TOTAL DISTRIBUTIONS		(2.64)	(1.74)	(1.71)	(0.21)
NET ASSET VALUE, END OF PERIOD		$$8.57	$17.27	$19.03	$16.23
TOTAL RETURN	%	(40.72)%	(0.86)%	29.20%	14.48%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$676.3	$1,458.3	$1,037.0	$644.5
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	0.85%	0.86%	0.97%	0.94%
NET INVESTMENT INCOME	%	3.18%	1.76%	1.77%	1.37%
PORTFOLIO TURNOVER RATE	%	52.7%	49.6%	45.9%	11.5%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	0.85%	0.86%	0.98%	0.96%

(a)	Net investment income per share was calculated using average shares outstanding.
(b)	Rounds to less than $0.005 per share.

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HARRIS OAKMARK INTERNATIONAL PORTFOLIO

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$17.09	$18.87	$16.11	$14.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.36	0.30	0.26	0.17
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(6.39)	(0.36)	4.17	1.86
TOTAL FROM INVESTMENT OPERATIONS		(6.03)	(0.06)	4.43	2.03
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.23)	(0.16)	(0.45)	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(2.36)	(1.56)	(1.22)	(0.19)
TOTAL DISTRIBUTIONS		(2.59)	(1.72)	(1.67)	(0.19)
NET ASSET VALUE, END OF PERIOD		$$8.47	$17.09	$18.87	$16.11
TOTAL RETURN	%	(40.88)%	(1.12)%	28.85%	14.24%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$433.4	$862.6	$856.2	$554.3
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	1.10%	1.10%	1.22%	1.19%
NET INVESTMENT INCOME	%	2.93%	1.60%	1.49%	1.11%
PORTFOLIO TURNOVER RATE	%	52.7%	49.6%	45.9%	11.5%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	1.10%	1.10%	1.23%	1.20%

(a)	Net investment income per share was calculated using average shares outstanding.

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HARRIS OAKMARK INTERNATIONAL PORTFOLIO

	For the years ended December 31,
Class E	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$17.14	$18.91	$16.14	$14.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.38	0.33	0.27	0.19
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(6.42)	(0.37)	4.18	1.85
TOTAL FROM INVESTMENT OPERATIONS		(6.04)	(0.04)	4.45	2.04
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.24)	(0.17)	(0.46)	(0.01)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(2.36)	(1.56)	(1.22)	(0.19)
TOTAL DISTRIBUTIONS		(2.60)	(1.73)	(1.68)	(0.20)
NET ASSET VALUE, END OF PERIOD		$$8.50	$17.14	$18.91	$16.14
TOTAL RETURN	%	(40.82)%	(1.00)%	28.98%	14.27%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$81.5	$198.8	$221.0	$130.4
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	1.00%	1.00%	1.13%	1.09%
NET INVESTMENT INCOME	%	3.07%	1.75%	1.54%	1.25%
PORTFOLIO TURNOVER RATE	%	52.7%	49.6%	45.9%	11.5%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	1.00%	1.00%	1.13%	1.10%

(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Janus Forty Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Janus Forty Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	%	%	%

Total Annual Portfolio Operating Expenses	%	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B	Class E
1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Janus Capital Management LLC (“Janus”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. Janus selects stocks primarily through a company analysis, with a focus on identifying prospective capital growth. Janus uses a bottom up approach to evaluate stocks and looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Portfolio’s investment policies. The Portfolio is non-diversified which means that it can invest a greater portion of its assets in a small number of issuers.

The Portfolio may invest a significant portion of its assets in stocks selected for their growth potential. Although the Portfolio may also invest without limit in foreign securities, Janus typically invests between 25% to 30% of the Portfolio’s assets in such securities, some of which may include emerging market securities.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

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The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Non-diversification Risk.    Because the Portfolio invests in a small number of issuers, its value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than is a portfolio that invests in a larger number of issuers.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below is the performance of the Portfolio’s Class A shares, the Portfolio’s oldest Class. The historical performance shown for the Portfolio’s Class A shares prior to May 1, 2006 is the performance of the Portfolio’s predecessor fund managed by Janus using the same investment objective and strategy as the Portfolio.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter		%
Lowest Quarter	3rd – 2008	-25.49%

Janus Forty Portfolio

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The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	43.21%	5.77%	-1.56%	—	—
Class B	42.85%	—	—	0.47%	4-28-07
Class E	43.00%	—	—	0.57%	4-28-07
Russell 1000 Growth Index	37.21%	1.63%	-3.99%

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Janus is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Manager.    Ron Sachs, CFA, Vice-President and Portfolio Manager, has managed the Portfolio since 2008. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

Janus Forty Portfolio

7

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

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Non-diversification Risk

The Portfolio is non-diversified which means it can invest its assets in a small number of issuers. As a result, the Portfolio’s value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than is the value of a portfolio that invests in a larger number of issuers.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.65% of the first $1 billion of such assets plus 0.60% of such assets over $1 billion.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

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The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio manager. The portfolio manager of the Portfolio is indicated below following a brief description of the Subadviser. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

JANUS CAPITAL MANAGEMENT LLC, 151 Detroit Street, Denver, Colorado 80206, is the Subadviser to the Portfolio. Janus (together with its predecessors) has served as an investment adviser since 1969 and serves as investment adviser or subadviser to Separately Managed Accounts, Mutual Funds, as well as Commingled Pools or private funds, and Wrap Fee Accounts. Janus is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. As of December 31, 2009, JCGI had approximately $             billion in assets under management.

Ron Sachs, CFA and Vice-President, manages the Portfolio, which he has managed since January 2008. Mr. Sachs is also Portfolio Manager of other Janus accounts. Mr. Sachs joined Janus in 1996 as a research analyst, and has acted as a Portfolio Manager of other Janus-advised mutual funds since June 2000.

Distribution Plans

The Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution

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Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B and Class E shares are limited to 0.25% and 0.15%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of

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the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders.

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For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B and Class E shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

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Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B and Class E shares are subject to a Rule 12b-1 fee of 0.25% and 0.15%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the

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cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization

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of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations

Janus Forty Portfolio

20

are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

Janus Forty Portfolio

21

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A, Class B and Class E shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

    JANUS FORTY PORTFOLIO

	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$83.81	$77.64	$78.28	$66.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)		0.02	0.17	0.14	(0.04)
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(32.34)	20.21	2.13	12.09
TOTAL FROM INVESTMENT OPERATIONS		(32.32)	20.38	2.27	12.05
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(4.38)	(0.15)	—	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(1.89)	(14.06)	(2.91)	—
TOTAL DISTRIBUTIONS		(6.27)	(14.21)	(2.91)	—
NET ASSET VALUE, END OF PERIOD		$45.22	$83.81	$77.64	$78.28
TOTAL RETURN		(41.85)%	30.46%	3.08%	18.19%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$627.8	$1,122.3	$990.1	$1,137.0
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.67%	0.69%	0.73%	0.78%
NET INVESTMENT INCOME (LOSS)		0.02%	0.23%	0.19%	(0.06)%
PORTFOLIO TURNOVER RATE		61.2%	30.1%	60.5%	30.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.67%	0.70%	0.73%	0.78%

(a)	Net investment income (loss) per share was calculated using average shares outstanding.

Janus Forty Portfolio

22

JANUS FORTY PORTFOLIO

	For the years ended December 31,		For the period from April 28, 2007 (commencement of operations) to December 31, 2007(a)
Class B	2009(a)	2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$81.06	$66.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT LOSS		(0.17)	(0.11)
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(31.12)	14.84
TOTAL FROM INVESTMENT OPERATIONS		(31.29)	14.73
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(4.36)	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(1.89)	—
TOTAL DISTRIBUTIONS		(6.25)	—
NET ASSET VALUE, END OF PERIOD		$43.52	$81.06
TOTAL RETURN		(41.99)%	22.21%††
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$136.4	$47.2
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.93%	0.96%†
NET INVESTMENT LOSS		(0.27)%	(0.21)%†
PORTFOLIO TURNOVER RATE		61.2%	30.1%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.93%	0.96%†

†	Annualized
††	Non-annualized
(a)	Net investment loss per share was calculated using average shares outstanding.

Janus Forty Portfolio

23

JANUS FORTY PORTFOLIO

	For the years ended December 31,		For the period from April 28, 2007 (commencement of operations) to December 31, 2007(a)
Class E	2009(a)	2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$82.22	$67.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT LOSS		(0.10)	(0.05)
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(31.63)	15.04
TOTAL FROM INVESTMENT OPERATIONS		(31.73)	14.99
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(4.37)	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(1.89)	—
TOTAL DISTRIBUTIONS		(6.26)	—
NET ASSET VALUE, END OF PERIOD		$44.23	$82.22
TOTAL RETURN		(41.94)%	22.30%††
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$27.8	$14.6
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.82%	0.86%†
NET INVESTMENT LOSS		(0.15)%	(0.10)%†
PORTFOLIO TURNOVER RATE		61.2%	30.1%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.83%	0.86%†

†	Annualized
††	Non-annualized
(a)	Net investment loss per share was calculated using average shares outstanding.

Janus Forty Portfolio

24

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Lazard Mid Cap Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Lazard Mid Cap Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.69%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	%	%	%

Total Annual Portfolio Operating Expenses	%	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B	Class E
1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Lazard Asset Management LLC (“Lazard”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in equity securities, including convertible securities, of mid-cap companies. The Portfolio considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

The Portfolio may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges and in investment grade debt securities. The Portfolio may also invest up to 25% of its total assets in foreign securities, which may include investments in emerging markets. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents, including money market instruments.

In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers’ search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies’ equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets.

3

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Lazard Mid Cap Portfolio

4

The bar chart below shows you the performance of the Portfolio’s Class B shares, the Portfolio’s oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective December 19, 2005, Lazard became the subadviser. Investment performance information prior to that date is attributable to the Portfolio’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd – 2003	+15.65%
Lowest Quarter	4th – 2008	-26.31%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception	Inception Date
Class A	37.14%	0.60%	3.72%	1-2-02
Class B	36.76%	0.34%	4.57%	10-9-01
Class E	36.90%	0.44%	2.96%	4-1-02
Russell Midcap Index	40.48%	2.43%	7.58%*
* Index performance is from 10-9-01.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Lazard is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    Christopher Blake, Managing Director, and Portfolio Manager/Analyst, Robert A. Failla, CFA, Director, and Portfolio Manager, and Andrew Lacey, Deputy Chairman, U.S. and Global Products, have managed the Portfolio since              ,             , and             , respectively. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

Lazard Mid Cap Portfolio

5

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Lazard Mid Cap Portfolio

6

PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Lazard Mid Cap Portfolio

7

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks

Lazard Mid Cap Portfolio

8

of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Lazard Mid Cap Portfolio

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Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell Midcap Index measures the performance of the 800 companies in the Russell 1000 Index with the lowest market capitalization. These companies are considered representative of medium-sized companies. The median market capitalization was approximately $             billion as of February     , 2010.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.70% of the first $500 million of such assets plus 0.675% of such assets over $500 million up to $1 billion plus 0.60% of such assets over $1 billion.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

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The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

LAZARD ASSET MANAGEMENT LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Subadviser to the Portfolio. Lazard is a wholly-owned subsidiary of Lazard, Ltd., Clarendon House, 2 Church Street, Hamilton HM 11, Bermuda. Lazard and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $             billion as of December 31, 2009. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The following individuals are jointly responsible for managing the Portfolio:

■

Christopher Blake, Managing Director, Portfolio/Analyst. Christopher Blake is a Portfolio Manager/Analyst for the U.S. Mid Cap and Strategic Equity portfolios (including the North American Equity Fund, the brand name of the U.S. Strategic Equity offshore fund). He joined Lazard in 1995. Mr. Blake was a Lazard Research Analyst covering the consumer sector, and beginning in 1996, was a Research Analyst on the U.S. Small Cap team.

■

Robert A. Failla, CFA, Director, Portfolio Manager. Robert Failla is a Senior Vice President of Lazard, and Portfolio Manager for the U.S. Mid Cap and Strategic Equity portfolios. Prior to joining Lazard in 2003, Mr. Failla was associated with

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AllianceBernstein, where he worked as a Portfolio Manager on a large-cap and all-cap product. He began working in the investment field in 1993.

■

Andrew Lacey, Deputy Chairman, U.S. and Global Products. Andrew Lacey is a Deputy Chairman of Lazard for U.S. and Global products. He is also a portfolio manager on the U.S. Equity, U.S. Equity Select, U.S. Equity Value, U.S. Mid Cap, and U.S. Strategic products. Mr. Lacey became a full-time member of the equity team in 1996 and is ultimately responsible overseeing the Portfolio.

Distribution Plans

The Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B and Class E shares are limited to 0.25% and 0.15%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

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Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and

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net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

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Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B and Class E shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B and Class E shares are subject to a Rule 12b-1 fee of 0.25% and 0.15%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in

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market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

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Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A, Class B and Class E shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

    LAZARD MID CAP PORTFOLIO

	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$12.17	$13.74	$13.65	$14.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.17	0.13	0.10	0.04
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.48)	(0.33)	1.75	1.16
TOTAL FROM INVESTMENT OPERATIONS		(4.31)	(0.20)	1.85	1.20
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME	( )	(0.13)	(0.09)	(0.08)	(0.06)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS	( )	(0.80)	(1.28)	(1.68)	(1.62)
TOTAL DISTRIBUTIONS	( )	(0.93)	(1.37)	(1.76)	(1.68)
NET ASSET VALUE, END OF PERIOD		$$6.93	$12.17	$13.74	$13.65
TOTAL RETURN	%	(38.15)%	(2.47)%	14.87%	8.40%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$575.4	$550.8	$312.2	$89.0
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	0.72%	0.75%	0.77%	0.79%
NET INVESTMENT INCOME	%	1.80%	0.96%	0.76%	0.63%
PORTFOLIO TURNOVER RATE	%	97.4%	89.9%	65.4%	170.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	0.74%	0.76%	0.80%	0.82%

(a)	Net investment income per share was calculated using average shares outstanding.

Lazard Mid Cap Portfolio

22

LAZARD MID CAP PORTFOLIO

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$12.10	$13.65	$13.57	$14.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.15	0.09	0.06	0.05
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.46)	(0.31)	1.74	1.10
TOTAL FROM INVESTMENT OPERATIONS		(4.31)	(0.22)	1.80	1.15
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME	( )	(0.10)	(0.05)	(0.04)	(0.01)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS	( )	(0.80)	(1.28)	(1.68)	(1.62)
TOTAL DISTRIBUTIONS	( )	(0.90)	(1.33)	(1.72)	(1.63)
NET ASSET VALUE, END OF PERIOD		$$6.89	$12.10	$13.65	$13.57
TOTAL RETURN	%	(38.30)%	(2.71)%	14.67%	8.06%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$150.0	$243.6	$216.8	$200.4
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	0.97%	0.99%	1.02%	1.03%
NET INVESTMENT INCOME	%	1.50%	0.67%	0.48%	0.38%
PORTFOLIO TURNOVER RATE	%	97.4%	89.9%	65.4%	170.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	0.99%	1.00%	1.05%	1.07%

(a)	Net investment income per share was calculated using average shares outstanding.

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    LAZARD MID CAP PORTFOLIO

	For the years ended December 31,
Class E	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$12.13	$13.69	$13.61	$14.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.16	0.10	0.08	0.07
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.47)	(0.31)	1.74	1.10
TOTAL FROM INVESTMENT OPERATIONS		(4.31)	(0.21)	1.82	1.17
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME	( )	(0.11)	(0.07)	(0.06)	(0.04)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS	( )	(0.80)	(1.28)	(1.68)	(1.62)
TOTAL DISTRIBUTIONS	( )	(0.91)	(1.35)	(1.74)	(1.66)
NET ASSET VALUE, END OF PERIOD		$$6.91	$12.13	$13.69	$13.61
TOTAL RETURN	%	(38.24)%	(2.64)%	14.74%	8.23%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$18.0	$38.2	$36.0	$32.6
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	0.88%	0.89%	0.93%	0.93%
NET INVESTMENT INCOME	%	1.58%	0.76%	0.58%	0.49%
PORTFOLIO TURNOVER RATE	%	97.4%	89.9%	65.4%	170.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	0.89%	0.90%	0.95%	0.97%

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Legg Mason ClearBridge Aggressive Growth Portfolio

(formerly Legg Mason Partners Aggressive Growth Portfolio)

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Legg Mason ClearBridge Aggressive Growth Portfolio

(formerly Legg Mason Partners Aggressive Growth Portfolio)

PORTFOLIO SUMMARY:

Investment Objective

Capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	%	%	%

Total Annual Portfolio Operating Expenses	%	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B	Class E
1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

ClearBridge Advisors, LLC (“ClearBridge”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in common stocks that ClearBridge believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of companies which comprise the S&P 500 Index. The Portfolio may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the Portfolio’s assets may be invested in the securities of such companies.

ClearBridge emphasizes individual security selection while diversifying the Portfolio’s investments across industries, which may help to reduce risk. ClearBridge focuses primarily, but not exclusively, on emerging growth companies that have passed their “start up” phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the Portfolio acquires their stocks. When evaluating an individual stock, ClearBridge considers whether the company may benefit from:

■	New technologies, products or services

■	New cost reducing measures

■	Changes in management

■	Favorable changes in government regulations

The Portfolio may invest up to 25% of its net assets (at the time of investment) in foreign securities, which may include investments in emerging markets. The Portfolio may invest directly in foreign issuers or invest in depositary receipts.

The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.

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Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Non-diversification Risk.    Because the Portfolio invests in a small number of issuers, its value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than is a portfolio that invests in a larger number of issuers.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares, the Portfolio’s oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective October 1, 2006, ClearBridge became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd –2003	+12.90%
Lowest Quarter	4th – 2008	-22.05%

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4

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception	Inception Date
Class A	33.45%	-1.31%	-0.47%	1-2-02
Class B	32.96%	-1.55%	-3.92%	2-12-01
Class E	33.26%	-1.44%	3.37%	4-17-03
Russell 3000 Growth Index	37.01%	1.58%	-1.28%*
* Index performance is from 2-12-01.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    ClearBridge is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management— The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    Richard Freeman, Managing Director, Senior Portfolio Manager, ClearBridge, and Evan Bauman, Managing Director, Portfolio Manager, ClearBridge, have managed the Portfolio since              and             , respectively. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

Legg Mason ClearBridge Aggressive Growth Portfolio

5

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Legg Mason ClearBridge Aggressive Growth Portfolio

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

Legg Mason ClearBridge Aggressive Growth Portfolio

7

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Legg Mason ClearBridge Aggressive Growth Portfolio

8

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Legg Mason ClearBridge Aggressive Growth Portfolio

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Non-diversification Risk

The Portfolio is non-diversified which means it can invest its assets in a small number of issuers. As a result, the Portfolio’s value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than is the value of a portfolio that invests in a larger number of issuers.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of

Legg Mason ClearBridge Aggressive Growth Portfolio

10

traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional

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collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 companies with higher price to book ratios and higher forecasted growth values.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

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As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.65% of the first $500 million of such assets plus 0.60% of such assets over $500 million up to $1 billion plus 0.55% of such assets over $1 billion up to $2 billion plus 0.50% of such assets over $2 billion.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

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CLEARBRIDGE ADVISORS, LLC, 620 8th Avenue, New York, New York 10018, is the Subadviser to the Portfolio. ClearBridge is an investment advisor that succeeded the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005. Assets under management by ClearBridge were approximately $         billion as of December 31, 2009. ClearBridge is a wholly-owned subsidiary of Legg Mason, Inc. The following individuals are jointly responsible for managing the Portfolio:

■

Richard Freeman is a Managing Director and Senior Portfolio Manager of ClearBridge. Mr. Freeman has managed the Legg Mason ClearBridge Aggressive Growth Fund, Inc. on which the Portfolio is modeled since its inception in 1983 and has more than 31 years of investment experience.

■	Evan Bauman is a Managing Director and Portfolio Manager of ClearBridge. Mr. Bauman has been with the organization since 1996 and has over 11 years of investment experience.

Distribution Plans

The Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B and Class E shares are limited to 0.25% and 0.15%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate

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account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

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Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax

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treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B and Class E shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B and Class E shares are subject to a Rule 12b-1 fee of 0.25% and 0.15%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

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Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance

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company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

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Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A, Class B and Class E shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

	(formerly Legg Mason Partners Aggressive Growth Portfolio)

	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$7.54	$8.09	$8.70	$7.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.01	0.01	0.03	0.00(b)
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(2.93)	0.22	(0.14)	1.06
TOTAL FROM INVESTMENT OPERATIONS		(2.92)	0.23	(0.11)	1.06
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.00)(b)	(0.02)	—	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.05)	(0.76)	(0.50)	(0.01)
TOTAL DISTRIBUTIONS		(0.05)	(0.78)	(0.50)	(0.01)
NET ASSET VALUE, END OF PERIOD		$4.57	$7.54	$8.09	$8.70
TOTAL RETURN		(38.95)%	2.60%	(1.60)%	13.84%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$580.9	$874.6	$607.7	$500.4
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.65%	0.67%	0.73%	0.72%
NET INVESTMENT INCOME		0.13%	0.07%	0.33%	0.00%(c)
PORTFOLIO TURNOVER RATE		6.2%	0.7%	190.3%	121.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER RATES:		0.65%	0.67%	0.75%	0.72%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER REBATES:		N/A	0.67%	0.73%	N/A

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
N/A	Not applicable
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	Rounds to less than $0.005 per share.
(c)	Rounds to less than 0.005%.

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LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

(formerly Legg Mason Partners Aggressive Growth Portfolio)

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$7.42	$7.98	$8.60	$7.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)		(0.01)	(0.01)	0.01	(0.02)
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(2.87)	0.21	(0.13)	1.05
TOTAL FROM INVESTMENT OPERATIONS		(2.88)	0.20	(0.12)	1.03
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		—	—	—	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.05)	(0.76)	(0.50)	(0.01)
TOTAL DISTRIBUTIONS		(0.05)	(0.76)	(0.50)	(0.01)
NET ASSET VALUE, END OF PERIOD		$4.49	$7.42	$7.98	$8.60
TOTAL RETURN		(39.05)%	2.27%	(1.74)%	13.58%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$120.4	$222.3	$254.0	$277.8
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.90%	0.92%	0.98%	0.97%
NET INVESTMENT INCOME (LOSS)		(0.13)%	(0.18)%	0.10%	(0.25)%
PORTFOLIO TURNOVER RATE		6.2%	0.7%	190.3%	121.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.90%	0.92%	1.00%	0.97%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER REBATES:		N/A	0.92%	0.98%	N/A

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
N/A	Not applicable
(a)	Net investment income (loss) per share was calculated using average shares outstanding.

Legg Mason ClearBridge Aggressive Growth Portfolio

22

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

	(formerly Legg Mason Partners Aggressive Growth Portfolio)

	For the years ended December 31,
Class E	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$7.45	$8.01	$8.62	$7.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)		(0.00)(b)	(0.01)	0.02	(0.01)
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(2.89)	0.21	(0.13)	1.05
TOTAL FROM INVESTMENT OPERATIONS		(2.89)	0.20	(0.11)	1.04
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		—	(0.00)(b)	—	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.05)	(0.76)	(0.50)	(0.01)
TOTAL DISTRIBUTIONS		(0.05)	(0.76)	(0.50)	(0.01)
NET ASSET VALUE, END OF PERIOD		$4.51	$7.45	$8.01	$8.62
TOTAL RETURN		(39.03)%	2.32%	(1.61)%	13.69%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$2.5	$4.6	$5.9	$6.4
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.80%	0.82%	0.88%	0.87%
NET INVESTMENT INCOME (LOSS)		(0.03)%	(0.08)%	0.20%	(0.15)%
PORTFOLIO TURNOVER RATE		6.2%	0.7%	190.3%	121.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.80%	0.82%	0.90%	0.87%*
RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER BROKER REBATES:		N/A	0.82%	0.88%	N/A

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
N/A	Not applicable
(a)	Net investment income (loss) per share was calculated using average shares outstanding.
(b)	Rounds to less than $0.005 per share.

Legg Mason ClearBridge Aggressive Growth Portfolio

23

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Legg Mason Value Equity Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Legg Mason Value Equity Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	%	%	%

Total Annual Portfolio Operating Expenses	%	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B	Class E
1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Legg Mason Capital Management, Inc. (“Legg Mason”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in equity securities that Legg Mason believes offer the potential for capital growth. The Portfolio primarily invests in common stocks and may also invest in other types of equity securities. The Portfolio may invest in U.S. issuers and up to 25% of its total assets in foreign issuers, which may include investments in emerging markets. The Portfolio generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

Legg Mason follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to Legg Mason’s assessment of their intrinsic value. Intrinsic value, according to Legg Mason, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company’s ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Legg Mason may also consider qualitative factors, such as an assessment of the company’s products, competitive positioning, strategy, industry economics and dynamics and regulatory frameworks. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics.

Legg Mason takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover.

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The Portfolio may invest up to 20% of its total assets in long-term debt securities of companies with similar characteristics to those listed above.

The Portfolio is classified as a “non-diversified” company under the Investment Company Act of 1940, as amended, which means that it may invest in a smaller number of companies than many other funds. Under normal circumstances, LMCM expects to invest in 30 to 60 companies.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Non-diversification Risk.    Because the Portfolio invests in a small number of issuers, its value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than is a portfolio that invests in a larger number of issuers.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the

Legg Mason Value Equity Portfolio

4

Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	4th – 2006	+9.88%
Lowest Quarter	4th – 2008	-29.58%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception	Inception Date
Class A	37.79%	-9.05%	11-1-05
Class B	37.97%	-9.20%	11-1-05
Class E	37.96%	-11.60%	5-1-06
S&P 500 Index	26.46%	0.25%*
* Index performance is from 11-1-05.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Legg Mason is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Manager.    Bill Miller, Chief Investment Officer of Legg Mason, and Mary Chris Gay, Senior Vice President and Portfolio Manager at Legg Mason, have managed the Portfolio since          and         , respectively. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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5

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Legg Mason Value Equity Portfolio

6

PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Legg Mason Value Equity Portfolio

7

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks

Legg Mason Value Equity Portfolio

8

of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Non-diversification Risk

The Portfolio is non-diversified which means it can invest its assets in a small number of issuers. As a result, the Portfolio’s value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than is the value of a portfolio that invests in a larger number of issuers.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.65% of the first $200 million of such assets plus 0.63% of such assets over $200 million.

Effective September 1, 2008, MetLife Advisers has agreed to voluntarily waive a portion of the management fee it charges to the Portfolio, provided the Portfolio’s average daily net assets are equal to or greater than $1 billion, such that the management fee charged on all of the Portfolio’s average daily net assets is 0.57%.

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A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

LEGG MASON CAPITAL MANAGEMENT, INC., 100 Light Street, Baltimore, Maryland 21202, is the Subadviser to the Portfolio. Legg Mason provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of December 31, 2009, Legg Mason had aggregate assets under management of approximately $             billion.

Mary Chris Gay, as portfolio manager, has primary responsibility for the day-to-day management of the Portfolio. Ms. Gay will employ the investment strategies of Bill Miller, the Chief Investment Officer (“CIO”) of Legg Mason. Ms. Gay is a Senior Vice President and Portfolio Manager at Legg Mason. Ms. Gay has managed or co-managed equity funds advised by Legg Mason since 1998 and has been employed by one or more affiliates of Legg Mason, Inc. since 1989. Mr. Miller, as CIO, leads Legg Mason’s investment team and is the creator of the Legg Mason investment process. Mr. Miller has been associated with Legg Mason, Inc. since 1982.

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Distribution Plans

The Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B and Class E shares are limited to 0.25% and 0.15%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the

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information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect

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to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B and Class E shares of the Portfolio only to the separate accounts of MetLife to fund

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Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B and Class E shares are subject to a Rule 12b-1 fee of 0.25% and 0.15%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such

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monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to

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accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair

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value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A, Class B and Class E shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

    LEGG MASON VALUE EQUITY PORTFOLIO

	For the years ended December 31,				For the period from November 1, 2005 (commencement of operations) to December 31, 2005(a)
Class A	2009(a)	2008(a)	2007(a)	2006(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.50	$11.15	$10.65	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.11	0.03	0.03	0.00(b)
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(5.65)	(0.67)	0.70	0.65
TOTAL FROM INVESTMENT OPERATIONS		(5.54)	(0.64)	0.73	0.65
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.03)	(0.00)(b)	(0.02)	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.34)	(0.01)	(0.21)	—
TOTAL DISTRIBUTIONS		(0.37)	(0.01)	(0.23)	—
NET ASSET VALUE, END OF PERIOD		$4.59	$10.50	$11.15	$10.65
TOTAL RETURN		(54.43)%	(5.72)%	6.83%	6.50%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$703.9	$1,403.6	$972.7	$3.2
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.64%	0.66%	0.72%	0.80%††
NET INVESTMENT INCOME		1.53%	0.30%	0.26%	0.08%††
PORTFOLIO TURNOVER RATE		47.4%	27.5%	38.7%	9.1%†
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.67%	0.67%	0.74%*	8.27%††

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
†	Non-annualized
††	Annualized
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	Rounds to less than $0.005 per share.

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LEGG MASON VALUE EQUITY PORTFOLIO

	For the years ended December 31,				For the period from November 1, 2005 (commencement of operations) to December 31, 2005(a)
Class B	2009(a)	2008(a)	2007(a)	2006(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.47	$11.14	$10.65	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)		0.09	0.00(b)	(0.01)	(0.01)
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(5.65)	(0.66)	0.71	0.66
TOTAL FROM INVESTMENT OPERATIONS		(5.56)	(0.66)	0.70	0.65
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.00)(b)	(0.00)(b)	—	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.34)	(0.01)	(0.21)	—
TOTAL DISTRIBUTIONS		(0.34)	(0.01)	(0.21)	—
NET ASSET VALUE, END OF PERIOD		$4.57	$10.47	$11.14	$10.65
TOTAL RETURN		(54.61)%	(5.91)%	6.58%	6.50%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$77.3	$121.1	$113.5	$4.9
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.89%	0.91%	1.05%	1.05%††
NET INVESTMENT INCOME (LOSS)		1.31%	0.03%	(0.09)%	(0.36)%††
PORTFOLIO TURNOVER RATE		47.4%	27.5%	38.7%	9.1%†
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.92%	0.92%	1.06%*	4.54%††

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
†	Non-annualized
††	Annualized
(a)	Net investment income (loss) per share was calculated using average shares outstanding.
(b)	Rounds to less than $0.005 per share.

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23

    LEGG MASON VALUE EQUITY PORTFOLIO

	For the years ended December 31,			For the period May 1, 2006 (commencement of operations) to December 31, 2006(a)
Class E	2009(a)	2008(a)	2007(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.49	$11.15	$10.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.10	0.01	0.01
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(5.66)	(0.66)	0.81
TOTAL FROM INVESTMENT OPERATIONS		(5.56)	(0.65)	0.82
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.01)	(0.00)(b)	(0.01)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.34)	(0.01)	(0.21)
TOTAL DISTRIBUTIONS		(0.35)	(0.01)	(0.22)
NET ASSET VALUE, END OF PERIOD		$4.58	$10.49	$11.15
TOTAL RETURN		(54.57)%	(5.81)%	7.74%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$9.3	$20.6	$24.0
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.79%	0.80%	0.86%††
NET INVESTMENT INCOME		1.38%	0.13%	0.12%††
PORTFOLIO TURNOVER RATE		47.4%	27.5%	38.7%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.82%	0.82%	0.87%††*

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
†	Non-annualized
††	Annualized
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	Rounds to less than $0.005 per share.

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24

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Loomis Sayles Global Markets Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Loomis Sayles Global Markets Portfolio

PORTFOLIO SUMMARY:

Investment Objective

High total investment return through a combination of capital appreciation and income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%

Total Annual Portfolio Operating Expenses	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Loomis, Sayles & Company, L.P. (“Loomis Sayles”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in equity and fixed income securities of U.S. and foreign issuers, including securities of issuers located in countries with emerging securities markets. The Portfolio’s investments in equities will range between 50% and 70% of the Portfolio’s assets, and its investments in fixed income securities will range between 25% and 50% of the Portfolio’s assets. Loomis Sayles’s Global Asset Allocation Group allocates the Portfolio’s assets among the following four sectors: (1) domestic equities, (2) international equities, (3) domestic fixed income securities and (4) international fixed income securities.

In deciding how to allocate the Portfolio’s assets among the four sectors, Loomis Sayles attempts to determine the relative attractiveness of each of the four sectors based on fundamental factors such as economic cycles, relative interest rates, stock market valuations, and currency considerations. In deciding which domestic and international equity securities to buy and sell, Loomis Sayles generally looks for companies that it believes have the potential for superior earnings growth relative to current value. In deciding which domestic and international fixed income securities to buy and sell, Loomis Sayles generally looks for securities that it believes are undervalued and have the potential for credit upgrades.

The Portfolio may also invest in foreign currencies and may engage in other foreign currency transactions for investment or hedging purposes. Loomis Sayles may hedge currency risk for the Portfolio (including “cross hedging” between two or more foreign currencies) if it believes the outlook for a particular foreign currency is unfavorable. Loomis Sayles may elect not to hedge

3

currency risk, which may cause the Portfolio to incur losses that would not have been incurred had the risk been hedged.

The Portfolio may engage in foreign currency hedging transactions, options for hedging and investment purposes, futures and swap transactions (including credit default swaps) and other derivative transactions. The Portfolio also may invest in collateralized mortgage obligations, convertible securities, U.S. and foreign government securities, mortgage-backed securities, mortgage dollar rolls, depositary receipts, forward commitments, when-issued, delayed-delivery securities, zero coupon securities and real estate investment trusts.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Loomis Sayles Global Markets Portfolio

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Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Mortgage-backed and Asset-backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Credit Default Swap Risk.    Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Zero Coupon and Pay-in-kind Securities Risk.    Zero coupon and pay-in-kind securities may experience greater volatility in market value due to changes in interest rates than other income-producing securities. As a result of owning these securities, the Portfolio may have to liquidate other portfolio securities at inopportune times to satisfy its distribution obligations.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	3rd – 2007	+8.99%
Lowest Quarter	3rd – 2008	-19.58%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns.

Loomis Sayles Global Markets Portfolio

5

For more information about indexes, please see “Index Descriptions” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception	Inception Date
Class A	41.00%	3.93%	5-1-06
Class B	40.82%	3.67%	5-1-06
MSCI World Index (net)	29.99%	-2.29%
Citigroup World Government Bond Index	2.55%	7.70%

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Loomis Sayles is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadviser” in the Statement of Additional Information.

Portfolio Managers.    Mark B. Baribeau, CFA, Vice President of Loomis Sayles, Daniel J. Fuss, CFA, CIC, Executive Vice President and Vice Chairman of Loomis Sayles, Warren N. Koontz, CFA, Vice President of Loomis Sayles, and David Rolley, CFA, Vice President of Loomis Sayles, have managed the Portfolio since 2006. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

Loomis Sayles Global Markets Portfolio

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Loomis Sayles Global Markets Portfolio

7

PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Loomis Sayles Global Markets Portfolio

8

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries.

Loomis Sayles Global Markets Portfolio

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The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also

Loomis Sayles Global Markets Portfolio

10

employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities which are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in high yield debt securities that are rated C or below, or “distressed securities,” will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the

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real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and

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government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Mortgage-backed and Asset-backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers largely depend on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive

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investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or, if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

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Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Leveraging Risk

Derivatives and other transactions in which the Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

The Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Although the segregation of assets will generally ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction creating leverage and will place a limit on the amount of leverage the Portfolio will employ, it will not limit the Portfolio’s exposure to loss from the transaction.

Credit Default Swap Risk

Credit default swap contracts, a type of derivative, involve special risks and may result in losses to the Portfolio. Credit default swaps may in some cases be illiquid, and they may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps). Where the Portfolio buys a credit default swap, the Portfolio has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. If the Portfolio’s Subadviser is incorrect in its assessment of the issuer of the referenced obligation, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not entered into a credit default swap contract.

As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. Developments in the swap market, including potential government regulation, could adversely affect the Portfolio’s ability to terminate existing credit default swap agreements or to realize amounts to be received under such agreements.

When the Portfolio is the seller of a credit default swap contract, the Portfolio effectively adds leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

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To mitigate counterparty risk, the Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. To mitigate leveraging risk when the Portfolio is the seller of a credit default swap contract, the Portfolio will segregate or “earmark” liquid assets on its books in an amount equal to the full notational amount of the swap (less any amounts owed to the Portfolio from the buyer of the swap). Although segregation of assets will ensure that the Portfolio has assets available to satisfy its obligations with respect to the swap transaction and will limit any potential leveraging of the Portfolio’s portfolio, it will not limit the Portfolio’s exposure to loss from the swap transaction.

Zero Coupon and Pay-in-Kind Securities Risk

Zero coupon and pay-in-kind securities may experience greater volatility in market value due to changes in interest rates than other income-producing securities which make regular payments of interest in cash. A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Pay-in-kind securities pay interest in additional bonds of issuers instead of cash. A Portfolio will accrue income on these securities for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio’s distribution obligations. These securities involve credit and interest rate risk, as the value of the interest payments could decline substantially by the time interest is actually paid.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its principal investment strategies.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving

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additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Descriptions

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Citigroup World Government Bond Index (“Citigroup WGBI”) is a market capitalization weighted index consisting of the government bond markets of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, Switzerland, United Kingdom, and United States. Country eligibility is determined based upon market capitalization and investability criteria. The Citigroup WGBI includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. Government securities typically exclude floating or variable rate bonds, U.S./Canadian savings bonds and private placements.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of

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the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.70% of the first $500 million of such assets plus 0.65% of such assets over $500 million up to $1 billion plus 0.60% of such assets over $1 billion.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

LOOMIS, SAYLES & COMPANY, L.P. (“Loomis Sayles”), One Financial Center, Boston, Massachusetts 02111, is the Subadviser to the Portfolio. Loomis Sayles is a subsidiary of

Natixis Global Asset Management, L.P. Founded in 1926, Loomis Sayles is one of America’s oldest investment advisory firms with over $___ billion in assets under management as of December 31, 2009.

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The Portfolio is managed by a team of portfolio managers:

■

Mark B. Baribeau, CFA, Vice President of Loomis Sayles, joined the firm in 1989. He is the Growth portfolio manager of the domestic equity securities sector and international equity securities sector of the Portfolio.

■

Daniel J. Fuss, CFA, CIC, Executive Vice President and Vice Chairman of Loomis Sayles has been with the firm since 1976. He is the portfolio manager of the domestic fixed income securities sector of the Portfolio.

■

Warren N. Koontz, CFA, Vice President of Loomis Sayles, joined the firm in 1995. He is the Value portfolio manager of the domestic equity securities sector and international equity securities sector of the Portfolio.

■	David Rolley, CFA, Vice President of Loomis Sayles, has been with the firm since 1994. He is the portfolio manager of the international fixed income securities sector of the Portfolio.

Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no

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voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

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Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax

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treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be

Loomis Sayles Global Markets Portfolio

24

harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these

Loomis Sayles Global Markets Portfolio

25

intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at

Loomis Sayles Global Markets Portfolio

26

4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for its period of operation. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

	For the years ended December 31,			For the period from May 1, 2006 (commencement of operations) to December 31, 2006(a)
Class A	2009(a)	2008(a)	2007(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$13.27	$10.36	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.25	0.24	0.11
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(5.00)	2.67	0.36
TOTAL FROM INVESTMENT OPERATIONS		(4.75)	2.91	0.47
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.54)	—	(0.11)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.69)	—	—
TOTAL DISTRIBUTIONS		(1.23)	—	(0.11)
NET ASSET VALUE, END OF PERIOD		$7.29	$13.27	$10.36
TOTAL RETURN		(39.10)%	28.09%	4.66%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$680.0	$1,007.2	$523.5
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.72%	0.74%	0.87%††
NET INVESTMENT INCOME		2.48%	2.05%	1.72%††
PORTFOLIO TURNOVER RATE		134.4%	120.4%	45.9%†
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.73%	0.74%	0.88%††

†	Non-annualized
††	Annualized
(a)	Net investment income per share was calculated using average shares outstanding.

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28

LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

	For the years ended December 31,			For the period from May 1, 2006 (commencement of operations) to December 31, 2006(a)
Class B	2009(a)	2008(a)	2007(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$13.22	$10.34	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.22	0.23	0.09
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.98)	2.65	0.35
TOTAL FROM INVESTMENT OPERATIONS		(4.76)	2.88	0.44
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.53)	—	(0.10)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.69)	—	—
TOTAL DISTRIBUTIONS		(1.22)	—	(0.10)
NET ASSET VALUE, END OF PERIOD		$7.24	$13.22	$10.34
TOTAL RETURN		(39.26)%	27.85%	4.37%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$59.1	$79.0	$9.8
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.97%	1.02%	1.15%††
NET INVESTMENT INCOME		2.23%	1.94%	1.36%††
PORTFOLIO TURNOVER RATE		134.4%	120.4%	45.9%†
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.98%	1.02%	1.16%††

†	Non-annualized
††	Annualized
(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Lord Abbett Bond Debenture Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Lord Abbett Bond Debenture Portfolio

PORTFOLIO SUMMARY:

Investment Objective

High current income and the opportunity for capital appreciation to produce a high total return.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	%	%	%

Total Annual Portfolio Operating Expenses	%	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B	Class E
1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Lord, Abbett & Co. LLC (“Lord Abbett”), subadviser to the Portfolio, invests, in normal circumstances, at least 80% of the Portfolio’s net assets in bonds, debentures and other fixed income securities. The Portfolio allocates its assets principally among fixed income securities in four market sectors: U.S. investment grade securities, U.S. high yield securities, foreign securities (including emerging market securities) and convertible securities. The Portfolio considers bonds and debentures to include, among other things, all types of mortgage-related and other asset-backed securities, high-yield and investment grade debt securities, U.S. Government securities, equity-related securities such as convertibles and debt securities with warrants, and emerging market debt securities. Under normal circumstances, the Portfolio invests in each of the four sectors described above. However, the Portfolio may invest substantially all of its assets in any one sector at any time, subject to the limitation that at least 20% of the Portfolio’s net assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may invest up to 15% of its assets in credit default swaps. The Portfolio may invest up to 20% of its net assets in equity securities, including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio may invest up to 20% of its net assets in debt and equity securities primarily traded in foreign countries.

Lord Abbett will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, Lord Abbett does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer’s

3

current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, Lord Abbett believes that investment risk may be reduced, although there is no assurance that losses will not occur.

The Portfolio normally invests in long-term debt securities when Lord Abbett believes that interest rates in the long run will decline and prices of such securities generally will be high. When Lord Abbett believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the average duration of the Portfolio’s debt securities will be between 3 and 7 years with an average maturity of 5 to 12 years.

Capital appreciation may be obtained by investing in:

■	debt securities when the trend of interest rates is expected to be down

■	convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock

■

debt securities of issuers in financial difficulties when, in the view of Lord Abbett, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)

■	equity securities

The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Lord Abbett Bond Debenture Portfolio

4

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Convertible Securities Risk.    Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Credit Default Swap Risk.    Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Mortgage-backed and Asset-backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices and a more narrowly-based benchmark that reflects the market sectors in which the Portfolio invests. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below for the period February 12, 2001 through December 31, 2009 is the performance of the Portfolio’s Class A shares, the Portfolio’s oldest Class. The historical performance shown for the Portfolio’s Class A shares prior to February 12, 2001 is the performance of the Portfolio’s predecessor fund managed by the Lord Abbett using the same investment objective and strategy as the Portfolio.

Lord Abbett Bond Debenture Portfolio

5

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd – 2003	+7.25%
Lowest Quarter	4th – 2008	-11.05%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Descriptions” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	37.12%	5.89%	6.04%	—	—
Class B	36.77%	5.61%	—	6.25%	3-22-01
Class E	36.87%	5.72%	—	6.99%	4-1-02
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	—
Merrill Lynch High Yield Master II Constrained Index	58.10%	6.40%	6.66%	—
Hybrid Index	44.26%	5.51%	5.79%	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Lord Abbett is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Manager.    Christopher J. Towle, CFA, a Partner and Director with Lord Abbett, has managed the Portfolio since inception. For additional information, please see “Management— The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

Lord Abbett Bond Debenture Portfolio

6

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value

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of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities which are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

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A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in high yield debt securities that are rated C or below, or “distressed securities,” will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ

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certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

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Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Portfolio.

Credit Default Swap Risk

Credit default swap contracts, a type of derivative, involve special risks and may result in losses to the Portfolio. Credit default swaps may in some cases be illiquid, and they may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps). Where the Portfolio buys a credit default swap, the Portfolio has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. If the Portfolio’s Subadviser is incorrect in its assessment of the issuer of the referenced obligation, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not entered into a credit default swap contract.

As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. Developments in the swap market, including potential government regulation, could adversely affect the Portfolio’s

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ability to terminate existing credit default swap agreements or to realize amounts to be received under such agreements.

When the Portfolio is the seller of a credit default swap contract, the Portfolio effectively adds leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

To mitigate counterparty risk, the Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. To mitigate leveraging risk when the Portfolio is the seller of a credit default swap contract, the Portfolio will segregate or “earmark” liquid assets on its books in an amount equal to the full notational amount of the swap (less any amounts owed to the Portfolio from the buyer of the swap). Although segregation of assets will ensure that the Portfolio has assets available to satisfy its obligations with respect to the swap transaction and will limit any potential leveraging of the Portfolio’s portfolio, it will not limit the Portfolio’s exposure to loss from the swap transaction.

Mortgage-backed and Asset-backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers largely depend on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less

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potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase

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as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the

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collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Descriptions

The Barclays Capital U.S. Aggregate Bond Index is a widely recognized, unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year.

The Merrill Lynch High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The hybrid index consists of 60% Merrill Lynch High Yield Master II Constrained Index, 20% Barclays Capital U.S. Aggregate Bond Index and 20% Merrill Lynch All Convertible Index. (The Merrill Lynch All Convertible Index is an unmanaged market-capitalization weighted index of domestic corporate convertible securities.)

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to

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separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.60% of the first $250 million of such assets plus 0.55% of such assets over $250 million up to $500 million plus 0.50% of such assets over $500 million up to $1 billion plus 0.45% of such assets over $1 billion.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio manager. The portfolio manager of the Portfolio is indicated below following a brief description of the Subadviser. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

LORD, ABBETT & CO. LLC, 90 Hudson Street, Jersey City, New Jersey 07302, is the Subadviser to the Portfolio. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes, with assets under management of approximately $         billion in mutual funds and other advisory accounts as of December 31, 2009.

The Portfolio is managed by an experienced portfolio manager responsible for investment decisions together with a team of research analysts who provide company, industry, sector and

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macroeconomic research and analysis. Christopher J. Towle, CFA, Partner and Director, heads the team and is primarily responsible for the day-to-day management of the Portfolio. Mr. Towle joined Lord Abbett in 1987, has been a member of the team since its inception.

Distribution Plans

The Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B and Class E shares are limited to 0.25% and 0.15%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

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Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and

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net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

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Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B and Class E shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B and Class E shares are subject to a Rule 12b-1 fee of 0.25% and 0.15%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow

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volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

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Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A, Class B and Class E shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

LORD ABBETT BOND DEBENTURE PORTFOLIO

	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$12.63	$12.51	$12.28	$12.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.78	0.77	0.71	0.75
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(3.00)	0.07	0.39	(0.52)
TOTAL FROM INVESTMENT OPERATIONS		(2.22)	0.84	1.10	0.23
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME	( )	(0.51)	(0.70)	(0.87)	(0.58)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS	( )	(0.18)	(0.02)	—	—
TOTAL DISTRIBUTIONS	( )	(0.69)	(0.72)	(0.87)	(0.58)
NET ASSET VALUE, END OF PERIOD		$$9.72	$12.63	$12.51	$12.28
TOTAL RETURN	%	(18.40)%	6.85%	9.35%	1.81%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$933.7	$1,228.9	$1,059.0	$856.4
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	0.53%	0.53%	0.56%	0.56%
NET INVESTMENT INCOME	%	6.84%	6.11%	5.85%	5.92%
PORTFOLIO TURNOVER RATE	%	24.8%	36.0%	36.7%	42.1%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY MANAGER AND BROKER REBATES:	%	0.53%	0.54%*	N/A	N/A

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
N/A	Not applicable
(a)	Net investment income per share was calculated using average shares outstanding.

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LORD ABBETT BOND DEBENTURE PORTFOLIO

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$12.54	$12.43	$12.19	$12.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.75	0.73	0.67	0.71
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(2.97)	0.07	0.40	(0.52)
TOTAL FROM INVESTMENT OPERATIONS		(2.22)	0.80	1.07	0.19
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME	( )	(0.49)	(0.67)	(0.83)	(0.54)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS	( )	(0.18)	(0.02)	—	—
TOTAL DISTRIBUTIONS	( )	(0.67)	(0.69)	(0.83)	(0.54)
NET ASSET VALUE, END OF PERIOD		$$9.65	$12.54	$12.43	$12.19
TOTAL RETURN	%	(18.60)%	6.55%	9.15%	1.49%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$533.6	$800.6	$765.9	$704.5
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	0.78%	0.78%	0.81%	0.81%
NET INVESTMENT INCOME	%	6.57%	5.85%	5.59%	5.65%
PORTFOLIO TURNOVER RATE		24.8%	36.0%	36.7%	42.1%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	0.78%	0.78%*	N/A	N/A

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
N/A	Not applicable
(a)	Net investment income per share was calculated using average shares outstanding.

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LORD ABBETT BOND DEBENTURE PORTFOLIO

	For the years ended December 31,
Class E	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$12.56	$12.44	$12.21	$12.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.76	0.74	0.69	0.72
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(2.97)	0.08	0.38	(0.52)
TOTAL FROM INVESTMENT OPERATIONS		(2.21)	0.82	1.07	0.20
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME	( )	(0.50)	(0.68)	(0.84)	(0.56)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS	( )	(0.18)	(0.02)	—	—
TOTAL DISTRIBUTIONS	( )	(0.68)	(0.70)	(0.84)	(0.56)
NET ASSET VALUE, END OF PERIOD		$$9.67	$12.56	$12.44	$12.21
TOTAL RETURN	%	(18.52)%	6.73%	9.18%	1.60%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$23.8	$37.8	$37.1	$35.1
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	0.68%	0.68%	0.71%	0.71%
NET INVESTMENT INCOME	%	6.66%	5.95%	5.69%	5.76%
PORTFOLIO TURNOVER RATE		24.8%	36.0%	36.7%	42.1%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	0.68%	0.68%	N/A	N/A

N/A	Not applicable.
(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Lord Abbett Growth and Income Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Lord Abbett Growth and Income Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term growth of capital and income without excessive fluctuation in market value.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%

Total Annual Portfolio Operating Expenses	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Lord, Abbett & Co. LLC (“Lord Abbett”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in equity securities of large, seasoned, U.S. and multinational companies that Lord Abbett believes are undervalued. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index, a widely-used benchmark for large-cap stock performance. As of             , 2010, the market capitalization range of the Russell 1000 Index was $         billion to $         billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

In selecting investments, the Portfolio attempts to invest in securities selling at reasonable prices in relation to Lord Abbett assessment of their potential value. While there is the risk that certain investments may never reach what Lord Abbett believes is its full value or may go down in value, Lord Abbett’s emphasis on large, seasoned company value stocks is designed to limit the Portfolio’s downside risk because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be less volatile than the stocks of smaller companies.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or

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obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below for the period February 12, 2001 through December 31, 2009 is the performance of the Portfolio’s Class A shares, the Portfolio’s oldest Class. The historical performance shown for the Portfolio’s Class A shares prior to February 12, 2001 is the performance of the Portfolio’s predecessor funds managed by Lord Abbett using the same investment objective and strategy as the Portfolio.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd – 2003	+17.86%
Lowest Quarter	4th – 2008	-19.88%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Descriptions” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	18.67%	-0.73%	2.38%	—	—
Class B	18.39%	-0.98%	—	2.73%	3-22-01
Russell 1000 Value Index	19.69%	-0.25%	2.47%	—
S&P 500 Index	26.46%	0.42%	-0.95%	—

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Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Lord Abbett is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management— The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    Eli M. Salzmann, a Partner and Director with Lord Abbett, and Kenneth G. Fuller, CFA, a Partner and Portfolio Manager with Lord Abbett, have managed the Portfolio since inception and 2002, respectively. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

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If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Descriptions

The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.60% of the first $600 million of such assets plus 0.55% of such assets over $600 million up to $1.1 billion plus 0.50% of such assets over $1.1 billion up to $1.5 billion plus 0.45% of such assets over $1.5 billion.

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A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

LORD, ABBETT & CO. LLC, 90 Hudson Street, Jersey City, New Jersey 07302, is the Subadviser to the Portfolio. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes, with assets under management of approximately $             billion in mutual funds and other advisory accounts as of December 31, 2009.

The Portfolio is managed by a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis. The portfolio management team is headed by Eli M. Salzmann, Partner and Director. Mr. Salzmann joined Lord Abbett in 1997 and has been a member of the team since 1998. Assisting Mr. Salzmann is Kenneth G. Fuller, CFA, Partner and Portfolio Manager. Mr. Fuller joined Lord Abbett in 2002 and has been a member of the team since that date. Messrs. Salzmann and Fuller are jointly and primarily responsible for the day-to-day management of the Portfolio.

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Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25%, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter.

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Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect

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to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts.

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The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such

Lord Abbett Growth and Income Portfolio

16

monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to

Lord Abbett Growth and Income Portfolio

17

accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair

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value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

    LORD ABBETT GROWTH AND INCOME PORTFOLIO

	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$28.89	$29.36	$27.59	$27.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.43	0.45	0.46	0.40
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(9.93)	0.73	4.22	0.61
TOTAL FROM INVESTMENT OPERATIONS		(9.50)	1.18	4.68	1.01
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.44)	(0.31)	(0.54)	(0.31)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(2.51)	(1.34)	(2.37)	(0.55)
TOTAL DISTRIBUTIONS		(2.95)	(1.65)	(2.91)	(0.86)
NET ASSET VALUE, END OF PERIOD		$16.44	$28.89	$29.36	$27.59
TOTAL RETURN		(36.19)%	4.01%	18.03%	3.68%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$1,546.8	$2,608.8	$2,172.1	$1,985.7
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.52%	0.51%	0.54%	0.53%
NET INVESTMENT INCOME		1.92%	1.55%	1.64%	1.46%
PORTFOLIO TURNOVER RATE		112.2%	84.1%	50.2%	45.9%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.53%	0.52%	0.54%	0.55%*

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
(a)	Net investment income per share was calculated using average shares outstanding.

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20

LORD ABBETT GROWTH AND INCOME PORTFOLIO

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$28.69	$29.20	$27.43	$27.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.37	0.38	0.39	0.33
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(9.86)	0.71	4.20	0.61
TOTAL FROM INVESTMENT OPERATIONS		(9.49)	1.09	4.59	0.94
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.36)	(0.26)	(0.45)	(0.23)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(2.51)	(1.34)	(2.37)	(0.55)
TOTAL DISTRIBUTIONS		(2.87)	(1.60)	(2.82)	(0.78)
NET ASSET VALUE, END OF PERIOD		$16.33	$28.69	$29.20	$27.43
TOTAL RETURN		(36.33)%	3.72%	17.78%	3.39%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$837.4	$1,546.7	$1,596.5	$1,130.5
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.77%	0.76%	0.79%	0.78%
NET INVESTMENT INCOME		1.66%	1.31%	1.40%	1.21%
PORTFOLIO TURNOVER RATE		112.2%	84.1%	50.2%	45.9%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.78%	0.77%	0.79%	0.80%*

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Lord Abbett Mid Cap Value Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Lord Abbett Mid Cap Value Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%

Total Annual Portfolio Operating Expenses	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Lord, Abbett & Co. LLC (“Lord Abbett”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap Index, a widely-used benchmark for mid-cap stock performance. As of             , 2010, the market capitalization range of the Russell Midcap Index was $         billion to $         billion. This range varies daily. Equity securities in which the Portfolio may invest include common stocks, convertible bonds, convertible preferred stocks, warrants and similar instruments.

In selecting investments, the Portfolio, using a value approach, tries to identify stocks of companies that have the potential for significant market appreciation, due to growing recognition of improvement in their financial results, or increasing anticipation of such improvement. In trying to identify those companies, we look for such factors as:

■	changes in the economic and financial environment

■	new or improved products or services

■	new or rapidly expanding markets

■	changes in management or structure of the company

■	price increases due for the company’s products or services

3

■	improved efficiencies resulting from new technologies or changes in distribution

■	changes in governmental regulations, political climate or competitive conditions

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below for the period February 12, 2001 through December 31, 2009 is the performance of the Portfolio’s Class A shares, the Portfolio’s oldest Class. The historical performance shown for the Portfolio’s Class A shares prior to February 12, 2001 is the performance of the Portfolio’s predecessor fund managed by Lord Abbett using the same investment objective and strategy as the Portfolio.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter		+ %
Lowest Quarter	4th – 2008	-20.73%

Lord Abbett Mid Cap Value Portfolio

4

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Descriptions” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	26.86%	-0.89%	8.48%	—	—
Class B	26.53%	-1.13%	—	4.67%	4-3-01
Russell Midcap Value Index	34.21%	1.98%	7.58%	—
S&P MidCap 400/ Citigroup Value Index	33.73%	2.57%	6.92%	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Lord Abbett is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    Robert P. Fetch, CFA, a Partner and Director with Lord Abbett, and Jeff Diamond, CFA, a Portfolio Manager with Lord Abbett, have managed the Portfolio since 2009 and 2008, respectively. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

Lord Abbett Mid Cap Value Portfolio

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Lord Abbett Mid Cap Value Portfolio

6

PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

Lord Abbett Mid Cap Value Portfolio

7

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase

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as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the

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collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Descriptions

The Russell Midcap Value Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

The S&P MidCap 400/Citigroup Value Index is a market capitalization-weighted index of the stocks in the S&P 400 Index having low price-to-book ratios.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.70%

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of the first $200 million of such assets plus 0.65% of such assets over $200 million up to $500 million plus 0.625% of such assets over $500 million.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

LORD, ABBETT & CO. LLC, 90 Hudson Street, Jersey City, New Jersey 07302, is the Subadviser to the Portfolio. Founded in 1929, Lord Abbett manages one of the nation’s oldest mutual fund complexes, with assets under management of approximately $             billion in mutual funds and other advisory accounts as of December 31, 2009.

Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio’s investments. Robert P. Fetch, CFA, Partner and Director, heads the team. Mr. Fetch joined Lord Abbett in 1995 and established Lord Abbett’s micro cap, small cap, small-mid cap and multi cap value investment strategies. Assisting Mr. Fetch is Jeff Diamond, CFA, Portfolio Manager, who joined Lord Abbett in 2007. Mr. Diamond was formerly a Managing Director at Axia Capital Management, LLC (2004-2006). Messrs. Fetch and Diamond are jointly and primarily responsible for the day-to-day management of the Portfolio.

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Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter.

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Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect

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to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

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Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could

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potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term

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investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values

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are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for the past 5 years . Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

LORD ABBETT MID CAP VALUE PORTFOLIO

	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$19.70	$22.79	$22.47	$21.64
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.26	0.16	0.17	0.19
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(7.04)	0.33	2.44	1.60
TOTAL FROM INVESTMENT OPERATIONS		(6.78)	0.49	2.61	1.79
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.13)	(0.24)	(0.17)	(0.13)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(2.39)	(3.34)	(2.12)	(0.83)
TOTAL DISTRIBUTIONS		(2.52)	(3.58)	(2.29)	(0.96)
NET ASSET VALUE, END OF PERIOD		$10.40	$19.70	$22.79	$22.47
TOTAL RETURN		(38.66)%	0.90%	12.49%	8.28%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$36.9	$77.1	$96.8	$113.3
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.75%	0.73%	0.77%	0.76%
NET INVESTMENT INCOME		1.78%	0.74%	0.80%	0.86%
PORTFOLIO TURNOVER RATE		30.2%	38.4%	27.8%	26.2%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.75%	0.75%	0.78%	0.76%

(a)	Net investment income per share calculated using average shares outstanding.

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20

LORD ABBETT MID CAP VALUE PORTFOLIO

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$19.48	$22.56	$22.28	$21.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.22	0.11	0.12	0.14
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(6.95)	0.31	2.40	1.59
TOTAL FROM INVESTMENT OPERATIONS		(6.73)	0.42	2.52	1.73
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.09)	(0.16)	(0.12)	(0.10)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(2.39)	(3.34)	(2.12)	(0.83)
TOTAL DISTRIBUTIONS		(2.48)	(3.50)	(2.24)	(0.93)
NET ASSET VALUE, END OF PERIOD		$10.27	$19.48	$22.56	$22.28
TOTAL RETURN		(38.77)%	0.60%	12.18%	8.05%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$228.3	$422.8	$266.4	$229.0
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		1.00%	0.98%	1.02%	1.01%
NET INVESTMENT INCOME		1.56%	0.53%	0.56%	0.62%
PORTFOLIO TURNOVER RATE		30.2%	38.4%	27.8%	26.2%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		1.00%	1.01%	1.03%	1.02%

(a)	Net investment income per share calculated using average shares outstanding.

Lord Abbett Mid Cap Value Portfolio

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

MetLife Aggressive Strategy Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

MetLife Aggressive Strategy Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.09%	0.09%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%
Acquired Fund (Underlying Portfolio) Fees and Expenses	%	%

Total Annual Portfolio Operating Expenses and Acquired Fund (Underlying Portfolio) Fees and Expenses Before Expense Waiver	%	%
Contractual Expense Waiver*	%	%

Total Annual Portfolio Operating Expenses and Acquired Fund (Underlying Portfolio) Fees and Expenses	%	%

*   Under an Expense Limitation Agreement, the total direct Annual Portfolio Operating Expenses for Class A and Class B shares of the Portfolio will not exceed 0.10% and 0.35%, respectively, for the period ending April 30, 2011.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all expense limitations of the Portfolio and the Underlying Portfolios remain in effect only for the period ending April 30, 2011. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 200% or more.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing substantially all of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Met Investors Series Trust (the “Trust”) and Metropolitan Series Fund, Inc. (the “Fund”). The Portfolio has a target allocation between the two primary asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those assets classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the

3

Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio invests substantially all of its assets in Underlying Portfolios that may hold large cap, small cap, mid cap or international equity securities in accordance with target allocations of 100% to equity securities.

The following chart describes the target allocations, as of May 1, 2010, to equity securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and international securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	100%
Large Cap Mid Cap Small Cap International		41% 21% 11% 27%

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments include Underlying Portfolios that invest in stock of large established U.S. companies, as well, to a lesser extent, in stocks of foreign companies and small U.S. companies with above-average growth potential.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these primary asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about this Portfolio’s Investment Strategies” in this Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk.    An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other

MetLife Aggressive Strategy Portfolio

4

things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares, the Portfolio’s oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	4th – 2006	+7.15%
Lowest Quarter	4th – 2008	-24.41%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception	Inception Date
Class A	32.96%		1.43%	5-2-05
Class B	32.65%	0.26%	1.61%	11-4-04
Dow Jones Aggressive Index	38.99%	3.55%	5.11%*
* Index performance is from 11-4-04.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser.

Portfolio Managers.    The Portfolio is managed by a committee led by Elizabeth M. Forget, President of the Fund, the Trust and MetLife Advisers. Other members of the committee are Alan C. Leland, Jr., Senior Vice President of the Fund and Chief Financial Officer of MetLife Advisers; Darrell A. Olson, Director in the Investments Department of Metropolitan Life Insurance Company and Vice President of MetLife Advisers; Thomas C. McDevitt, Vice President of MetLife Advisers; and Jeffrey L. Bernier, Senior Vice President of the Fund and MetLife Advisers, and Vice President of the Trust. Ms. Forget and Messrs. Leland, Olson and McDevitt have been members of the committee since 2004; Mr. Bernier, since 2008.

MetLife Aggressive Strategy Portfolio

5

For more information about the adviser and the portfolio managers, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

MetLife Aggressive Strategy Portfolio

6

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

MetLife Aggressive Strategy Portfolio

7

PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios is directly related to the performance of the Underlying Portfolios. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying Portfolios and the ability of the Underlying Portfolios to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying Portfolio fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk

An Underlying Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying Portfolio’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular

MetLife Aggressive Strategy Portfolio

8

securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by an Underlying Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on an Underlying Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, an Underlying Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent an Underlying Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying Portfolio’s foreign currency or securities holdings. Although an Underlying Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying Portfolio.

MetLife Aggressive Strategy Portfolio

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All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying

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Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying Portfolio’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio was designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in Underlying Portfolios that are other portfolios of the Trust or of the Fund. The Portfolio has a target allocation between the two primary asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the Underlying Portfolios in which the Portfolio invests based on, among other things, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel. MetLife Advisers may add new Underlying Portfolios or replace existing Underlying Portfolios or change the allocations among the Underlying Portfolios, dependent upon, among other factors, changing market dynamics, changes to the personnel, investment process, or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a risk-adjusted benefit to the Portfolio. Information regarding the Underlying Portfolios is included in the summary prospectuses and prospectuses for those portfolios dated May 1, 2010. Copies of the summary prospectuses and prospectuses may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

Before selecting Underlying Portfolios, MetLife Advisers analyzes each Underlying Portfolio’s historic and current holdings to determine the Underlying Portfolio’s investment attributes. For example, for Underlying Portfolios structured for equity investment, large cap, mid cap, and small cap exposure is considered as is the investment bias toward growth, or value style of investment. Further, the type of growth or value management employed is also a consideration for MetLife Advisers, such as deep value, traditional value, relative value, growth at a reasonable price, traditional growth, or earnings momentum styles of investment. For Underlying Portfolios that invest in fixed income securities, the effective duration is evaluated

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in conjunction with exposure to particular sectors of the fixed income marketplace, including U.S. Treasury securities, government agencies, asset-backed securities, mortgage-backed securities, investment grade corporate bonds, high yield corporate bonds, non-U.S. government and corporate obligations, emerging market debt and cash or money market instruments. Depending upon the amount of cash or money market instruments held in the aggregate among the Underlying Portfolios, the Portfolio maintains the ability to invest in an Underlying Portfolio which only holds money market instruments. MetLife Advisers evaluates the dynamics among the Underlying Portfolios and their respective holdings in order to determine the appropriate weighting for the Portfolio’s risk profile.

Periodically, MetLife Advisers will communicate with or visit management personnel of each Underlying Portfolio to discuss the management personnel’s outlook and positioning of the Underlying Portfolio and determine the extent of any changes that may have occurred. Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these primary asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to any of the Underlying Portfolios. If a new Underlying Portfolio is selected by MetLife Advisers, a shifting of allocations to the remaining Underlying Portfolios may result, as MetLife Advisers seeks to maintain the appropriate diversification and risk profile for the Portfolio.

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The Underlying Portfolios in which the Portfolio may currently invest are:

Met/AIM Small Cap Growth Portfolio	Lord Abbett Bond Debenture Portfolio
Artio International Stock Portfolio	Lord Abbett Growth and Income Portfolio
Met/Artisan Mid Cap Value Portfolio	Lord Abbett Mid Cap Value Portfolio
Barclays Capital Aggregate Bond Index Portfolio	MetLife Mid Cap Stock Index Portfolio
Batterymarch Growth and Income Portfolio	MetLife Stock Index Portfolio
BlackRock Aggressive Growth Portfolio	MFS® Emerging Markets Equity Portfolio
BlackRock Bond Income Portfolio	MFS® Research International Portfolio
BlackRock Diversified Portfolio	MFS® Total Return Portfolio
BlackRock High Yield Portfolio	MFS® Value Portfolio
BlackRock Large Cap Core Portfolio	Morgan Stanley EAFE® Index Portfolio
BlackRock Large Cap Value Portfolio	Morgan Stanley Mid Cap Growth Portfolio
BlackRock Legacy Large Cap Growth Portfolio	Neuberger Berman Mid Cap Value Portfolio
BlackRock Money Market Portfolio	Oppenheimer Capital Appreciation Portfolio
BlackRock Strategic Value Portfolio	Oppenheimer Global Equity Portfolio
Clarion Global Real Estate Portfolio	PIMCO Inflation Protected Bond Portfolio
Davis Venture Value Portfolio	PIMCO Total Return Portfolio
Met/Dimensional International Small Company Portfolio	Pioneer Fund Portfolio
Dreman Small Cap Value Portfolio	Pioneer Strategic Income Portfolio
Met/Eaton Vance Floating Rate Portfolio	Rainier Large Cap Equity Portfolio
FI Value Leaders Portfolio	RCM Technology Portfolio
Met/Franklin Income Portfolio	Russell 2000® Index Portfolio
Met/Franklin Mutual Shares Portfolio	T. Rowe Price Large Cap Growth Portfolio
Goldman Sachs Mid Cap Value Portfolio	T. Rowe Price Mid Cap Growth Portfolio
Harris Oakmark International Portfolio	T. Rowe Price Small Cap Growth Portfolio
Janus Forty Portfolio	Met/Templeton Growth Portfolio
Jennison Growth Portfolio	Met/Templeton International Bond Portfolio
Lazard Mid Cap Portfolio	Third Avenue Small Cap Value Portfolio
Legg Mason ClearBridge Aggressive Growth Portfolio	Turner Mid Cap Growth Portfolio
Legg Mason Value Equity Portfolio	Van Eck Global Natural Resources Portfolio
Loomis Sayles Global Markets Portfolio	Van Kampen Comstock Portfolio
Loomis Sayles Small Cap Core Portfolio	Western Asset Management Strategic Bond Opportunities Portfolio
Loomis Sayles Small Cap Growth Portfolio	Western Asset Management U.S. Government Portfolio

The Portfolio may invest in any or all of the Underlying Portfolios, but will not normally invest in every Underlying Portfolio at any particular time. MetLife Advisers may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for any Portfolio at any time.

There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Portfolio. MetLife Advisers may take into account these capacity considerations when allocating investments among the Underlying Portfolios. In some instances, MetLife Advisers may allocate capacity in certain Underlying Portfolios to other investors, which may have the effect of limiting the Portfolio’s opportunity to invest in the Underlying Portfolio.

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Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, as set forth in the Portfolio Summary, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations because of, for example, changes to the Underlying Portfolios’ asset values due to market movements. MetLife Advisers may effect purchases and redemptions in the Underlying Portfolios in a way to bring actual allocations more closely in line with the target allocations. In addition, MetLife Advisers may, from time to time, rebalance allocations to the Underlying Portfolios to correspond to the target allocations.

The actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios are available for the Trust at the following website—www.metlifeinvestors.com. Upon accessing the website, click on the “Individuals Enter Here” section, then click on “Learn more about MetLife Investors”, then click on “Met Investors Series Trust”, then click on “MetLife Asset Allocation Program” where you will find actual allocations for the Portfolio as of the end of the prior quarter. This information will be updated periodically to reflect the actual allocations.

Please note that the expenses of the Underlying Portfolios, as set forth in the Portfolio Summary, could change as the Underlying Portfolios’ asset values change or through the addition or deletion of Underlying Portfolios. Because the Portfolio invests in Underlying Portfolios, the costs of investing in the Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. The Portfolio, as a shareholder, will pay its share of the Underlying Portfolios’ expenses as well as the Portfolio’s own expenses. Therefore, an investment in the Portfolio may result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

MetLife Advisers has broad discretion to allocate and reallocate the assets of the Portfolio among the Underlying Portfolios consistent with the Portfolio’s investment objective and policies and target allocations. In addition to the investment advisory fee charged by MetLife Advisers for its asset allocation services, MetLife Advisers receives investment advisory fees from the Underlying Portfolios in which the Portfolio invests. In this regard, MetLife Advisers has an incentive to select and invest the Portfolio’s assets in Underlying Portfolios with higher fees than other Underlying Portfolios. Also MetLife Advisers may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers is obligated to disregard these incentives. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Portfolios of the Trust.

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

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Investment Policies

The Portfolio and Underlying Portfolios have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Types of Investments

The Underlying Portfolios invest in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some Underlying Portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk

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of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. MetLife Advisers may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Aggressive Index is a benchmark designed for asset allocation strategists who are willing to take 100% of the risk of an all equity portfolio. It is a total returns index using a combination of various equity indices (both domestic and foreign) from Dow Jones.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by MetLife Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, manages the Portfolio. MetLife Advisers is responsible for the general management and administration of the Portfolio. In addition to its managerial responsibilities, MetLife Advisers is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocation is consistent with the guidelines that have been approved by the Board of Trustees. Within the asset allocation range for the Portfolio, MetLife Advisers will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on the investment objectives and policies of the Underlying Portfolios, MetLife Advisers’ investment process as well as its outlook for the

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economy, financial markets and relative market valuation of each Underlying Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $         billion as of December 31, 2009.

The Portfolio is managed by a committee composed of the individuals listed below. Each member of the committee is jointly and primarily responsible for the management of the Portfolio.

■

Elizabeth M. Forget is the Chair of the committee. Ms. Forget has been President, Chairman of the Board and Director of the Fund since 2006, and President and Trustee of the Trust since 2000. She has been President, Chief Executive Officer and Chair of MetLife Advisers’ Board of Managers since 2006. She was President of Met Investors Advisory, LLC from 2000 to 2009. Ms. Forget has been Senior Vice President of MetLife, Inc. since 2007 and Executive Vice President of MetLife Investors Group, Inc. since 2000.

■

Alan C. Leland, Jr., CFA, has been Chief Financial Officer of MetLife Advisers since 1994 and a member of MetLife Advisers’ Board of Managers since 2006. He has been Senior Vice President of the Fund since 2005 and is a Vice President of Metropolitan Life Insurance Company. He has worked for Metropolitan Life Insurance Company and its predecessors for over 30 years and has worked for MetLife Advisers since its inception in 1994.

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Darrel A. Olson, CFA, joined Metropolitan Life Insurance Company in 1979. He has been a Vice President of MetLife Advisers since 2005 and has been a Director in the Investments Department of Metropolitan Life Insurance Company since 2001.

■

Thomas C. McDevitt, CIMA, is Vice President of MetLife Advisers. Mr. McDevitt joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1980 and became part of the Investment Management Department in 1988. He has worked for MetLife Advisers since its inception in 1994.

■

Jeffrey L. Bernier, CIMA, joined Metropolitan Life Insurance Company in 2007. He has been a Senior Vice President of the Fund and MetLife Advisers since 2008, and a Vice President of the Trust since 2009. He has been a Vice President of Metropolitan Life Insurance Company since 2008. From 2004 until he joined Metropolitan Life Insurance Company, Mr. Bernier was a Director and Senior Investment Analyst of Investment Management Services for John Hancock Financial Services.

MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for the Portfolio and to investments in the Underlying Portfolios, which may assist MetLife Advisers in determining the Underlying Portfolios which may be available for investment and with the selection of and allocation of the Portfolio’s investments among the Underlying Portfolios. MetLife Advisers is responsible for paying the consulting fees.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each

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case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.10% of first $500 million of such assets plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion.

The SAI provides additional information about each committee member’s compensation, other accounts managed and the member’s ownership of securities in the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers is available in the Portfolio’s most recent annual report.

Expense Limitation Agreement

In the interest of limiting expenses of the Portfolio until April 30, 2011, MetLife Advisers has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, MetLife Advisers has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio, other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, acquired fund fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), are limited to 0.10% and 0.35% of average daily net assets for Class A and Class B shares, respectively, of the Portfolio.

The Portfolio may at a later date reimburse to MetLife Advisers the management fees waived or reduced and other expenses assumed and paid by MetLife Advisers pursuant to the Expense Limitation Agreement provided the Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual operating expenses of the Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio’s total annual operating expenses are less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees.

The total amount of reimbursement to which MetLife Advisers may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by MetLife Advisers and (ii) all other payments previously remitted by MetLife Advisers to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio

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has previously paid to MetLife Advisers with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by MetLife Advisers to the Portfolio.

Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Fund of Funds Structure

Each Underlying Portfolio will have other shareholders, each of whom will pay their proportionate share of the Underlying Portfolio’s expenses. As a shareholder of an Underlying Portfolio, the Portfolio will have the same voting rights as other shareholders.

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Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) complete portfolio holdings for the Portfolio and (ii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. The information regarding the Portfolio’s holdings will be posted on or about ten (10) business days following the end of each calendar quarter.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

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In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

Similarly, for purposes of the section 817(h) diversification requirements, an investment in an Underlying Portfolio by the Portfolio is treated not as a single investment but as an investment in each asset owned by the Underlying Portfolio, so long as shares of the Underlying Portfolio are owned, directly or through the Portfolio, only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio and Underlying Portfolios are and will be so owned. Thus, so long as the Portfolio and Underlying Portfolios comply with the section 817(h) diversification requirements, each Contract generally will also satisfy those requirements. See the prospectus for the relevant Contract.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

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Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

The Class A shares of the Underlying Portfolios, which the Portfolio will purchase, are not subject to a Rule 12b-1 fee.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in

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the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar

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amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in an Underlying Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying Portfolios that may be adversely affected by price arbitrage include those Underlying Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying Portfolio is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

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Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

    METLIFE AGGRESSIVE STRATEGY PORTFOLIO

	For the years ended December 31,				For the Period from May 2, 2005 (commencement of operations) to December 31, 2005(a)
Class A	2009(a)	2008(a)	2007(a)	2006(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$12.61	$13.21	$11.68	$10.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.11	0.09	0.22	0.77
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.71)	0.34	1.42	0.79
TOTAL FROM INVESTMENT OPERATIONS		(4.60)	0.43	1.64	1.56
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.41)	(0.20)	(0.02)	(0.11)

DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(1.29)	(0.83)	(0.09)	(0.04)
DISTRIBUTIONS FROM RETURN OF CAPITAL		(0.00)*	—	—	—
TOTAL DISTRIBUTIONS		(1.70)	(1.03)	(0.11)	(0.15)
NET ASSET VALUE, END OF PERIOD		$6.31	$12.61	$13.21	$11.68
TOTAL RETURN		(40.67)%	3.12%	14.10%	15.12%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$0.2	$0.4	$0.3	$0.1
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.10%(b)	0.10%(b)	0.10%(b)	0.12%(b)††
NET INVESTMENT INCOME		1.11%(c)	0.69%(c)	1.75%(c)	1.08%(c)††
PORTFOLIO TURNOVER RATE		29.6%	27.2%	26.0%	18.3%†
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.11%	0.10%	0.11%	0.12%††

†	Non-annualized
††	Annualized
*	Rounds to less than $0.005 per share.
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

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METLIFE AGGRESSIVE STRATEGY PORTFOLIO

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$12.58	$13.18	$11.68	$10.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.08	0.05	0.18	0.20
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.70)	0.35	1.41	0.91
TOTAL FROM INVESTMENT OPERATIONS		(4.62)	0.40	1.59	1.11
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.36)	(0.17)	(0.00)*	(0.08)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(1.29)	(0.83)	(0.09)	(0.04)
DISTRIBUTIONS FROM RETURN OF CAPITAL		(0.00)*	—	—	—
TOTAL DISTRIBUTIONS		(1.65)	(1.00)	(0.09)	(0.12)
NET ASSET VALUE, END OF PERIOD		$6.31	$12.58	$13.18	$11.68
TOTAL RETURN		(40.81)%	2.89%	13.64%	10.38%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$500.9	$816.8	$855.9	$661.7
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.35%(b)	0.35%(b)	0.35%(b)	0.35%(b)
NET INVESTMENT INCOME		0.84%(c)	0.36%(c)	1.45%(c)	1.80%(c)
PORTFOLIO TURNOVER RATE		29.6%	27.2%	26.0%	18.3%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.36%	0.35%	0.36%	0.37%

*	Rounds to less than $0.005 per share.
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

MetLife Balanced Strategy Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

MetLife Balanced Strategy Portfolio

PORTFOLIO SUMMARY:

Investment Objective

A balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.06%	0.06%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%
Acquired Fund (Underlying Portfolio) Fees and Expenses	%	%

Total Annual Portfolio Operating Expenses and Acquired Fund (Underlying Portfolio) Fees and Expenses	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that any expense limitations of the Underlying Portfolios remain in effect only for the period ending April 30, 2011. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 200% or more.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing substantially all of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Met Investors Series Trust (the “Trust”) and Metropolitan Series Fund, Inc. (the “Fund”). The Portfolio has a target allocation between the two primary asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those assets classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio primarily invests its assets in Underlying Portfolios that may hold

3

large cap, small cap, mid cap or international equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 65% to equity securities and 35% to fixed income securities.

The following chart describes the target allocations, as of May 1, 2010, to equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and international securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	65%
Large Cap Mid Cap Small Cap International		27% 14% 7% 17%
Fixed Income	35%
Investment Grade High Yield Foreign Fixed Income		27% 5% 3%

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments include Underlying Portfolios that invest mainly in stocks of large established U.S. companies, as well, to a lesser extent, in stocks of foreign companies and small U.S. companies with above-average growth potential.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high-yield, high-risk bonds.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these primary asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about this Portfolio’s Investment Strategies” in this Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk.    An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a

MetLife Balanced Strategy Portfolio

4

particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk.    The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk.    The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Derivatives Risk.    An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

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Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares, the Portfolio’s oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	4th – 2006	+5.56%
Lowest Quarter	4th – 2008	-17.84%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception	Inception Date
Class A	28.71%		2.92%	5-2-05
Class B	28.34%	1.91%	2.66%	11-4-04
Dow Jones Moderate Index	23.79%	3.85%	4.89%*
* Index performance is from 11-4-04.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser.

Portfolio Managers.    The Portfolio is managed by a committee led by Elizabeth M. Forget, President of the Fund, the Trust and MetLife Advisers. Other members of the committee are Alan C. Leland, Jr., Senior Vice President of the Fund and Chief Financial Officer of MetLife Advisers; Darrell A. Olson, Director in the Investments Department of Metropolitan Life Insurance Company and Vice President of MetLife Advisers; Thomas C. McDevitt, Vice President of MetLife Advisers; and Jeffrey L. Bernier, Senior Vice President of the Fund and MetLife Advisers, and Vice President of the Trust. Ms. Forget and Messrs. Leland, Olson and McDevitt have been members of the committee since 2004; Mr. Bernier, since 2008.

For more information about the adviser and the portfolio managers, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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7

PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios is directly related to the performance of the Underlying Portfolios. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying Portfolios and the ability of the Underlying Portfolios to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying Portfolio fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk

An Underlying Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying Portfolio’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be

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negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by an Underlying Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on an Underlying Portfolio’s shares.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For an Underlying Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of an Underlying Portfolio’s fixed income investments will affect the volatility of the Underlying Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. An Underlying Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if an Underlying Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If an Underlying Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

An Underlying Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans,

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repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Underlying Portfolio. If an Underlying Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, an Underlying Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent an Underlying Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying Portfolio’s foreign currency or securities holdings. Although an Underlying Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse

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and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities which are rated below “investment grade” or are not rated but are of equivalent quality. An Underlying Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than an Underlying Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Underlying Portfolio’s adviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Underlying Portfolio.

An Underlying Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

An Underlying Portfolio that invests in high yield debt securities that are rated C or below, or “distressed securities,” will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. An Underlying Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. An Underlying Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying Portfolio’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Mortgage-backed and Asset-backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include

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such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers largely depend on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose an Underlying Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, an Underlying Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause an Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause an Underlying Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If an Underlying Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Underlying Portfolio

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may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to an Underlying Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Derivatives Risk

An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that an Underlying Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent an Underlying Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or, if an Underlying Portfolio hedges imperfectly, the Underlying Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. An Underlying Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an Underlying Portfolio uses derivatives for leverage, investments in the Underlying Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Leveraging Risk

Derivatives and other transactions in which an Underlying Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause an Underlying Portfolio’s performance to be more volatile than if the Underlying Portfolio had not been leveraged. Leveraging may expose an Underlying Portfolio to losses in excess of the amounts invested or borrowed.

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An Underlying Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause an Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Although the segregation of assets will generally ensure that an Underlying Portfolio has assets available to satisfy its obligations with respect to the transaction creating leverage and will place a limit on the amount of leverage the Underlying Portfolio will employ, it will not limit the Underlying Portfolio’s exposure to loss from the transaction.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio was designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in Underlying Portfolios that are other portfolios of the Trust or of the Fund. The Portfolio has a target allocation between the two primary asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the Underlying Portfolios in which the Portfolio invests based on, among other things, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel. MetLife Advisers may add new Underlying Portfolios or replace existing Underlying Portfolios or change the allocations among the Underlying Portfolios, dependent upon, among other factors, changing market dynamics, changes to the personnel, investment process, or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a risk-adjusted benefit to the Portfolio. Information regarding the Underlying Portfolios is included in the summary prospectuses and prospectuses for those portfolios dated May 1, 2010. Copies of the summary prospectuses and prospectuses may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

Before selecting Underlying Portfolios, MetLife Advisers analyzes each Underlying Portfolio’s historic and current holdings to determine the Underlying Portfolio’s investment attributes. For example, for Underlying Portfolios structured for equity investment, large cap, mid cap, and small cap exposure is considered as is the investment bias toward growth, or value style of investment. Further, the type of growth or value management employed is also a consideration for MetLife Advisers, such as deep value, traditional value, relative value, growth at a reasonable price, traditional growth, or earnings momentum styles of investment. For Underlying Portfolios that invest in fixed income securities, the effective duration is evaluated in conjunction with exposure to particular sectors of the fixed income marketplace, including U.S. Treasury securities, government agencies, asset-backed securities, mortgage-backed securities, investment grade corporate bonds, high yield corporate bonds, non-U.S. government and corporate obligations, emerging market debt and cash or money market instruments. Depending upon the amount of cash or money market instruments held in the aggregate among the Underlying Portfolios, the Portfolio maintains the ability to invest in an Underlying Portfolio which only holds money market instruments. MetLife Advisers evaluates the dynamics among the Underlying Portfolios and their respective holdings in order to determine the appropriate weighting for the Portfolio’s risk profile.

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Periodically, MetLife Advisers will communicate with or visit management personnel of each Underlying Portfolio to discuss the management personnel’s outlook and positioning of the Underlying Portfolio and determine the extent of any changes that may have occurred. Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these primary asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to any of the Underlying Portfolios. If a new Underlying Portfolio is selected by MetLife Advisers, a shifting of allocations to the remaining Underlying Portfolios may result, as MetLife Advisers seeks to maintain the appropriate diversification and risk profile for the Portfolio.

The Underlying Portfolios in which the Portfolio may currently invest are:

Met/AIM Small Cap Growth Portfolio

Artio International Stock Portfolio

Met/Artisan Mid Cap Value Portfolio

Barclays Capital Aggregate Bond Index Portfolio

Batterymarch Growth and Income Portfolio

BlackRock Aggressive Growth Portfolio

BlackRock Bond Income Portfolio

BlackRock Diversified Portfolio

BlackRock High Yield Portfolio

BlackRock Large Cap Core Portfolio

BlackRock Large Cap Value Portfolio

BlackRock Legacy Large Cap Growth Portfolio

BlackRock Money Market Portfolio

BlackRock Strategic Value Portfolio

Clarion Global Real Estate Portfolio

Davis Venture Value Portfolio

Met/Dimensional International Small Company Portfolio

Dreman Small Cap Value Portfolio

Met/Eaton Vance Floating Rate Portfolio

FI Value Leaders Portfolio

Met/Franklin Income Portfolio

Met/Franklin Mutual Shares Portfolio

Goldman Sachs Mid Cap Value Portfolio

Harris Oakmark International Portfolio

Janus Forty Portfolio

Jennison Growth Portfolio

Lazard Mid Cap Portfolio

Legg Mason ClearBridge Aggressive Growth Portfolio

Legg Mason Value Equity Portfolio

Loomis Sayles Global Markets Portfolio

Loomis Sayles Small Cap Core Portfolio

Loomis Sayles Small Cap Growth Portfolio

Lord Abbett Bond Debenture Portfolio

Lord Abbett Growth and Income Portfolio

Lord Abbett Mid Cap Value Portfolio

MetLife Mid Cap Stock Index Portfolio

MetLife Stock Index Portfolio

MFS® Emerging Markets Equity Portfolio

MFS® Research International Portfolio

MFS® Total Return Portfolio

MFS® Value Portfolio

Morgan Stanley EAFE® Index Portfolio

Morgan Stanley Mid Cap Growth Portfolio

Neuberger Berman Mid Cap Value Portfolio

Oppenheimer Capital Appreciation Portfolio

Oppenheimer Global Equity Portfolio

PIMCO Inflation Protected Bond Portfolio

PIMCO Total Return Portfolio

Pioneer Fund Portfolio

Pioneer Strategic Income Portfolio

Rainier Large Cap Equity Portfolio

RCM Technology Portfolio

Russell 2000® Index Portfolio

T. Rowe Price Large Cap Growth Portfolio

T. Rowe Price Mid Cap Growth Portfolio

T. Rowe Price Small Cap Growth Portfolio

Met/Templeton Growth Portfolio

Met/Templeton International Bond Portfolio

Third Avenue Small Cap Value Portfolio

Turner Mid Cap Growth Portfolio

Van Eck Global Natural Resources Portfolio

Van Kampen Comstock Portfolio

Western Asset Management Strategic Bond Opportunities Portfolio

Western Asset Management U.S. Government Portfolio

The Portfolio may invest in any or all of the Underlying Portfolios, but will not normally invest in every Underlying Portfolio at any particular time. MetLife Advisers may add new

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Underlying Portfolio investments or replace existing Underlying Portfolio investments for any Portfolio at any time.

There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Portfolio. MetLife Advisers may take into account these capacity considerations when allocating investments among the Underlying Portfolios. In some instances, MetLife Advisers may allocate capacity in certain Underlying Portfolios to other investors, which may have the effect of limiting the Portfolio’s opportunity to invest in the Underlying Portfolio.

Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, as set forth in the Portfolio Summary, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations because of, for example, changes to the Underlying Portfolios’ asset values due to market movements. MetLife Advisers may effect purchases and redemptions in the Underlying Portfolios in a way to bring actual allocations more closely in line with the target allocations. In addition, MetLife Advisers may, from time to time, rebalance allocations to the Underlying Portfolios to correspond to the target allocations.

The actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios are available for the Trust at the following website—www.metlifeinvestors.com. Upon accessing the website, click on the “Individuals Enter Here” section, then click on “Learn more about MetLife Investors”, then click on “Met Investors Series Trust”, then click on “MetLife Asset Allocation Program” where you will find actual allocations for the Portfolio as of the end of the prior quarter. This information will be updated periodically to reflect the actual allocations.

Please note that the expenses of the Underlying Portfolios, as set forth in the Portfolio Summary, could change as the Underlying Portfolios’ asset values change or through the addition or deletion of Underlying Portfolios. Because the Portfolio invests in Underlying Portfolios, the costs of investing in the Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. The Portfolio, as a shareholder, will pay its share of the Underlying Portfolios’ expenses as well as the Portfolio’s own expenses. Therefore, an investment in the Portfolio may result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

MetLife Advisers has broad discretion to allocate and reallocate the assets of the Portfolio among the Underlying Portfolios consistent with the Portfolio’s investment objective and policies and target allocations. In addition to the investment advisory fee charged by MetLife Advisers for its asset allocation services, MetLife Advisers receives investment advisory fees from the Underlying Portfolios in which the Portfolio invests. In this regard, MetLife Advisers has an incentive to select and invest the Portfolio’s assets in Underlying Portfolios with higher fees than other Underlying Portfolios. Also MetLife Advisers may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by

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redemptions. As a fiduciary, MetLife Advisers is obligated to disregard these incentives. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Portfolios of the Trust.

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying Portfolios have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Types of Investments

The Underlying Portfolios invest in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some Underlying Portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. MetLife Advisers may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Moderate Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of an all equity portfolio. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash using a combination of various indices (both domestic and foreign) from Barclays Capital and Dow Jones. The Dow Jones Moderate Index has held an average of     % in equities over the past three years ending in                  2010.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by MetLife Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

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The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, manages the Portfolio. MetLife Advisers is responsible for the general management and administration of the Portfolio. In addition to its managerial responsibilities, MetLife Advisers is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocation is consistent with the guidelines that have been approved by the Board of Trustees. Within the asset allocation range for the Portfolio, MetLife Advisers will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on the investment objectives and policies of the Underlying Portfolios, MetLife Advisers’ investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

The Portfolio is managed by a committee composed of the individuals listed below. Each member of the committee is jointly and primarily responsible for the management of the Portfolio.

■

Elizabeth M. Forget is the Chair of the committee. Ms. Forget has been President, Chairman of the Board and Director of the Fund since 2006, and President and Trustee of the Trust since 2000. She has been President, Chief Executive Officer and Chair of MetLife Advisers’ Board of Managers since 2006. She was President of Met Investors Advisory, LLC from 2000 to 2009. Ms. Forget has been Senior Vice President of MetLife, Inc. since 2007 and Executive Vice President of MetLife Investors Group, Inc. since 2000.

■

Alan C. Leland, Jr., CFA, has been Chief Financial Officer of MetLife Advisers since 1994 and a member of MetLife Advisers’ Board of Managers since 2006. He has been Senior Vice President of the Fund since 2005 and is a Vice President of Metropolitan Life Insurance Company. He has worked for Metropolitan Life Insurance Company and its predecessors for over 30 years and has worked for MetLife Advisers since its inception in 1994.

■

Darrel A. Olson, CFA, joined Metropolitan Life Insurance Company in 1979. He has been a Vice President of MetLife Advisers since 2005 and has been a Director in the Investments Department of Metropolitan Life Insurance Company since 2001.

■

Thomas C. McDevitt, CIMA, is Vice President of MetLife Advisers. Mr. McDevitt joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1980 and became part of the Investment Management Department in 1988. He has worked for MetLife Advisers since its inception in 1994.

■

Jeffrey L. Bernier, CIMA, joined Metropolitan Life Insurance Company in 2007. He has been a Senior Vice President of the Fund and MetLife Advisers since 2008, and a Vice President of the Trust since 2009. He has been a Vice President of Metropolitan Life Insurance Company since 2008. From 2004 until he joined Metropolitan Life Insurance Company, Mr. Bernier was a Director and Senior Investment Analyst of Investment Management Services for John Hancock Financial Services.

MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for the Portfolio and to investments in the Underlying Portfolios, which may assist MetLife Advisers in determining

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the Underlying Portfolios which may be available for investment and with the selection of and allocation of the Portfolio’s investments among the Underlying Portfolios. MetLife Advisers is responsible for paying the consulting fees.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.10% of first $500 million of such assets plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion.

The SAI provides additional information about each committee member’s compensation, other accounts managed and the member’s ownership of securities in the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers is available in the Portfolio’s most recent annual report.

Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

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YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Fund of Funds Structure

Each Underlying Portfolio will have other shareholders, each of whom will pay their proportionate share of the Underlying Portfolio’s expenses. As a shareholder of an Underlying Portfolio, the Portfolio will have the same voting rights as other shareholders.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) complete portfolio holdings for the Portfolio and (ii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. The information regarding the Portfolio’s holdings will be posted on or about ten (10) business days following the end of each calendar quarter.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also

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declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated

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investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

Similarly, for purposes of the section 817(h) diversification requirements, an investment in an Underlying Portfolio by the Portfolio is treated not as a single investment but as an investment in each asset owned by the Underlying Portfolio, so long as shares of the Underlying Portfolio are owned, directly or through the Portfolio, only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio and Underlying Portfolios are and will be so owned. Thus, so long as the Portfolio and Underlying Portfolios comply with the section 817(h) diversification requirements, each Contract generally will also satisfy those requirements. See the prospectus for the relevant Contract.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

The Class A shares of the Underlying Portfolios, which the Portfolio will purchase, are not subject to a Rule 12b-1 fee.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

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If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in an Underlying Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors.

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Underlying Portfolios that may be adversely affected by price arbitrage include those Underlying Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying Portfolio is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been

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used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

METLIFE BALANCED STRATEGY PORTFOLIO

	For the years ended December 31,				For the Period from May 2, 2005 (commencement of operations) to December 31, 2005(a)
Class A	2009(a)	2008(a)	2007(a)	2006(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$12.15	$12.17	$10.92	$10.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.17	0.15	0.31	0.56
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(3.83)	0.47	1.03	0.47
TOTAL FROM INVESTMENT OPERATIONS		(3.66)	0.62	1.34	1.03
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.53)	(0.24)	(0.02)	(0.13)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.68)	(0.40)	(0.07)	(0.02)
TOTAL DISTRIBUTIONS		(1.21)	(0.64)	(0.09)	(0.15)
NET ASSET VALUE, END OF PERIOD		$7.28	$12.15	$12.17	$10.92
TOTAL RETURN		(31.75)%	5.16%	12.35%	10.21%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$1.7	$1.1	$0.7	$0.2
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.06%(b)	0.06%(b)	0.08%(b)	0.03%(b)††
NET INVESTMENT INCOME		1.75%(c)	1.22%(c)	2.74%(c)	7.70%(c)††
PORTFOLIO TURNOVER RATE		23.4%	17.0%	20.7%	17.3%†
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.06%	0.06%	0.08%(d)	0.03%††

†	Non-annualized
††	Annualized
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(d)	Excludes the effect of deferred expense reimbursement by the Portfolio to the Manager.

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METLIFE BALANCED STRATEGY PORTFOLIO

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$12.12	$12.15	$10.92	$10.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.19	0.13	0.26	0.22
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(3.87)	0.46	1.04	0.52
TOTAL FROM INVESTMENT OPERATIONS		(3.68)	0.59	1.30	0.74
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.49)	(0.22)	(0.00)*	(0.11)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.68)	(0.40)	(0.07)	(0.02)
TOTAL DISTRIBUTIONS		(1.17)	(0.62)	(0.07)	(0.13)
NET ASSET VALUE, END OF PERIOD		$7.27	$12.12	$12.15	$10.92
TOTAL RETURN		(31.93)%	4.88%	11.98%	7.12%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$4,841.9	$6,743.6	$5,167.2	$3,529.8
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.31%(b)	0.31%(b)	0.33%(b)	0.31%(b)
NET INVESTMENT INCOME		1.94%(c)	1.05%(c)	2.31%(c)	2.12%(c)
PORTFOLIO TURNOVER RATE		23.4%	17.0%	20.7%	17.3%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.31%	0.31%	0.33%(d)	0.31%

*	Rounds to less than $0.005 per share.
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(d)	Excludes the effect of deferred expense reimbursement by the Portfolio to the Manager.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

MetLife Defensive Strategy Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

MetLife Defensive Strategy Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

A high level of current income with growth of capital, a secondary objective.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.08%	0.08%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%
Acquired Fund (Underlying Portfolio) Fees and Expenses	%	%

Total Annual Portfolio Operating Expenses and Acquired Fund (Underlying Portfolio) Fees and Expenses*	%	%

*	Under an Expense Limitation Agreement, the total direct Annual Operating Expenses for Class A and Class B shares of the Portfolio will not exceed 0.10% and 0.35%, respectively, for the period ending April 30, 2011.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that any expense limitations of the Underlying Portfolios remain in effect only for the period ending April 30, 2011. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 200% or more.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing substantially all of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Met Investors Series Trust (the “Trust”) and Metropolitan Series Fund, Inc. (the “Fund”). The Portfolio has a target allocation between the two primary asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel.

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Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that hold fixed income securities and also invests in Underlying Portfolios that may hold large cap, small cap, mid cap or international equity securities in accordance with target allocations of 65% to fixed income securities and 35% to equity securities.

The following chart describes the target allocations, as of May 1, 2010, to equity and fixed income securities. You should note that these percentages do not directly correspond to investment in equity and fixed income Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and international securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	35%
Large Cap Mid Cap Small Cap International		16% 8% 3% 8%
Fixed Income	65%
Investment Grade High Yield Foreign Fixed Income		53% 8% 4%

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers as well as Underlying Portfolios that invest in foreign bonds denominated in currencies other than U.S. dollars. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in convertible securities and high-yield, high-risk bonds.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments may include Underlying Portfolios that invest in stocks of U.S. or foreign large established companies as well as those that invest mainly in stocks of large established U.S. companies, as well, to a lesser extent, in stocks of foreign companies and small U.S. companies with above-average growth potential.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these primary asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about this Portfolio’s Investment Strategies” in this Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

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Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk.    An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk.    The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk.    The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Derivatives Risk.    An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create

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investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares, the Portfolio’s oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	3rd – 2006	+3.58%
Lowest Quarter	4th – 2008	-10.82%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception	Inception Date
Class A	23.24%		4.04%	5-2-05
Class B	22.91%	3.23%	3.40%	11-4-04
Dow Jones Moderately Conservative Index	17.16%	3.75%	4.50%*
* Index performance is from 11-4-04.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser.

Portfolio Managers.    The Portfolio is managed by a committee led by Elizabeth M. Forget, President of the Fund, the Trust and MetLife Advisers. Other members of the committee are Alan C. Leland, Jr., Senior Vice President of the Fund and Chief Financial Officer of MetLife Advisers; Darrell A. Olson, Director in the Investments Department of Metropolitan Life Insurance Company and Vice President of MetLife Advisers; Thomas C. McDevitt, Vice President of MetLife Advisers; and Jeffrey L. Bernier, Senior Vice President of the Fund and MetLife Advisers, and Vice President of the Trust. Ms. Forget and Messrs. Leland, Olson and McDevitt have been members of the committee since 2004; Mr. Bernier, since 2008.

For more information about the adviser and the portfolio managers, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios is directly related to the performance of the Underlying Portfolios. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying Portfolios and the ability of the Underlying Portfolios to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying Portfolio fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk

An Underlying Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying Portfolio’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be

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negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by an Underlying Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on an Underlying Portfolio’s shares.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For an Underlying Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of an Underlying Portfolio’s fixed income investments will affect the volatility of the Underlying Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. An Underlying Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if an Underlying Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If an Underlying Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

An Underlying Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans,

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repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Underlying Portfolio. If an Underlying Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, an Underlying Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent an Underlying Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying Portfolio’s foreign currency or securities holdings. Although an Underlying Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse

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and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities which are rated below “investment grade” or are not rated but are of equivalent quality. An Underlying Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than an Underlying Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Underlying Portfolio’s adviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Underlying Portfolio.

An Underlying Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

An Underlying Portfolio that invests in high yield debt securities that are rated C or below, or “distressed securities,” will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. An Underlying Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. An Underlying Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying Portfolio’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Mortgage-backed and Asset-backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include

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such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers largely depend on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose an Underlying Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, an Underlying Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause an Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause an Underlying Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If an Underlying Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Underlying Portfolio

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may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to an Underlying Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Derivatives Risk

An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that an Underlying Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent an Underlying Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or, if an Underlying Portfolio hedges imperfectly, the Underlying Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. An Underlying Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an Underlying Portfolio uses derivatives for leverage, investments in the Underlying Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Leveraging Risk

Derivatives and other transactions in which an Underlying Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause an Underlying Portfolio’s performance to be more volatile than if the Underlying Portfolio had not been leveraged. Leveraging may expose an Underlying Portfolio to losses in excess of the amounts invested or borrowed.

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An Underlying Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause an Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Although the segregation of assets will generally ensure that an Underlying Portfolio has assets available to satisfy its obligations with respect to the transaction creating leverage and will place a limit on the amount of leverage the Underlying Portfolio will employ, it will not limit the Underlying Portfolio’s exposure to loss from the transaction.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio was designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in Underlying Portfolios that are other portfolios of the Trust or of the Fund. The Portfolio has a target allocation between the two primary asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the Underlying Portfolios in which the Portfolio invests based on, among other things, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel. MetLife Advisers may add new Underlying Portfolios or replace existing Underlying Portfolios or change the allocations among the Underlying Portfolios, dependent upon, among other factors, changing market dynamics, changes to the personnel, investment process, or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a risk-adjusted benefit to the Portfolio. Information regarding the Underlying Portfolios is included in the summary prospectuses and prospectuses for those portfolios dated May 1, 2010. Copies of the summary prospectuses and prospectuses may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

Before selecting Underlying Portfolios, MetLife Advisers analyzes each Underlying Portfolio’s historic and current holdings to determine the Underlying Portfolio’s investment attributes. For example, for Underlying Portfolios structured for equity investment, large cap, mid cap, and small cap exposure is considered as is the investment bias toward growth, or value style of investment. Further, the type of growth or value management employed is also a consideration for MetLife Advisers, such as deep value, traditional value, relative value, growth at a reasonable price, traditional growth, or earnings momentum styles of investment. For Underlying Portfolios that invest in fixed income securities, the effective duration is evaluated in conjunction with exposure to particular sectors of the fixed income marketplace, including U.S. Treasury securities, government agencies, asset-backed securities, mortgage-backed securities, investment grade corporate bonds, high yield corporate bonds, non-U.S. government and corporate obligations, emerging market debt and cash or money market instruments. Depending upon the amount of cash or money market instruments held in the aggregate among the Underlying Portfolios, the Portfolio maintains the ability to invest in an Underlying Portfolio which only holds money market instruments. MetLife Advisers evaluates the dynamics among the Underlying Portfolios and their respective holdings in order to determine the appropriate weighting for the Portfolio’s risk profile.

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Periodically, MetLife Advisers will communicate with or visit management personnel of each Underlying Portfolio to discuss the management personnel’s outlook and positioning of the Underlying Portfolio and determine the extent of any changes that may have occurred. Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these primary asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to any of the Underlying Portfolios. If a new Underlying Portfolio is selected by MetLife Advisers, a shifting of allocations to the remaining Underlying Portfolios may result, as MetLife Advisers seeks to maintain the appropriate diversification and risk profile for the Portfolio.

The Underlying Portfolios in which the Portfolio may currently invest are:

Met/AIM Small Cap Growth Portfolio

Artio International Stock Portfolio

Met/Artisan Mid Cap Value Portfolio

Barclays Capital Aggregate Bond Index Portfolio

Batterymarch Growth and Income Portfolio

BlackRock Aggressive Growth Portfolio

BlackRock Bond Income Portfolio

BlackRock Diversified Portfolio

BlackRock High Yield Portfolio

BlackRock Large Cap Core Portfolio

BlackRock Large Cap Value Portfolio

BlackRock Legacy Large Cap Growth Portfolio

BlackRock Money Market Portfolio

BlackRock Strategic Value Portfolio

Clarion Global Real Estate Portfolio

Davis Venture Value Portfolio

Met/Dimensional International Small Company Portfolio

Dreman Small Cap Value Portfolio

Met/Eaton Vance Floating Rate Portfolio

FI Value Leaders Portfolio

Met/Franklin Income Portfolio

Met/Franklin Mutual Shares Portfolio

Goldman Sachs Mid Cap Value Portfolio

Harris Oakmark International Portfolio

Janus Forty Portfolio

Jennison Growth Portfolio

Lazard Mid Cap Portfolio

Legg Mason ClearBridge Aggressive Growth Portfolio

Legg Mason Value Equity Portfolio

Loomis Sayles Global Markets Portfolio

Loomis Sayles Small Cap Core Portfolio

Loomis Sayles Small Cap Growth Portfolio

Lord Abbett Bond Debenture Portfolio

Lord Abbett Growth and Income Portfolio

Lord Abbett Mid Cap Value Portfolio

MetLife Mid Cap Stock Index Portfolio

MetLife Stock Index Portfolio

MFS® Emerging Markets Equity Portfolio

MFS® Research International Portfolio

MFS® Total Return Portfolio

MFS® Value Portfolio

Morgan Stanley EAFE® Index Portfolio

Morgan Stanley Mid Cap Growth Portfolio

Neuberger Berman Mid Cap Value Portfolio

Oppenheimer Capital Appreciation Portfolio

Oppenheimer Global Equity Portfolio

PIMCO Inflation Protected Bond Portfolio

PIMCO Total Return Portfolio

Pioneer Fund Portfolio

Pioneer Strategic Income Portfolio

Rainier Large Cap Equity Portfolio

RCM Technology Portfolio

Russell 2000® Index Portfolio

T. Rowe Price Large Cap Growth Portfolio

T. Rowe Price Mid Cap Growth Portfolio

T. Rowe Price Small Cap Growth Portfolio

Met/Templeton Growth Portfolio

Met/Templeton International Bond Portfolio

Third Avenue Small Cap Value Portfolio

Turner Mid Cap Growth Portfolio

Van Eck Global Natural Resources Portfolio

Van Kampen Comstock Portfolio

Western Asset Management Strategic Bond Opportunities Portfolio

Western Asset Management U.S. Government Portfolio

The Portfolio may invest in any or all of the Underlying Portfolios, but will not normally invest in every Underlying Portfolio at any particular time. MetLife Advisers may add new

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Underlying Portfolio investments or replace existing Underlying Portfolio investments for any Portfolio at any time.

There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Portfolio. MetLife Advisers may take into account these capacity considerations when allocating investments among the Underlying Portfolios. In some instances, MetLife Advisers may allocate capacity in certain Underlying Portfolios to other investors, which may have the effect of limiting the Portfolio’s opportunity to invest in the Underlying Portfolio.

Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, as set forth in the Portfolio Summary, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations because of, for example, changes to the Underlying Portfolios’ asset values due to market movements. MetLife Advisers may effect purchases and redemptions in the Underlying Portfolios in a way to bring actual allocations more closely in line with the target allocations. In addition, MetLife Advisers may, from time to time, rebalance allocations to the Underlying Portfolios to correspond to the target allocations.

The actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios are available for the Trust at the following website—www.metlifeinvestors.com. Upon accessing the website, click on the “Individuals Enter Here” section, then click on “Learn more about MetLife Investors”, then click on “Met Investors Series Trust”, then click on “MetLife Asset Allocation Program” where you will find actual allocations for the Portfolio as of the end of the prior quarter. This information will be updated periodically to reflect the actual allocations.

Please note that the expenses of the Underlying Portfolios, as set forth in the Portfolio Summary, could change as the Underlying Portfolios’ asset values change or through the addition or deletion of Underlying Portfolios. Because the Portfolio invests in Underlying Portfolios, the costs of investing in the Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. The Portfolio, as a shareholder, will pay its share of the Underlying Portfolios’ expenses as well as the Portfolio’s own expenses. Therefore, an investment in the Portfolio may result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

MetLife Advisers has broad discretion to allocate and reallocate the assets of the Portfolio among the Underlying Portfolios consistent with the Portfolio’s investment objective and policies and target allocations. In addition to the investment advisory fee charged by MetLife Advisers for its asset allocation services, MetLife Advisers receives investment advisory fees from the Underlying Portfolios in which the Portfolio invests. In this regard, MetLife Advisers has an incentive to select and invest the Portfolio’s assets in Underlying Portfolios with higher fees than other Underlying Portfolios. Also MetLife Advisers may believe that certain

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Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers is obligated to disregard these incentives. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Portfolios of the Trust.

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying Portfolios have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Types of Investments

The Underlying Portfolios invest in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some Underlying Portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. MetLife Advisers may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Moderately Conservative Index is a benchmark designed for asset allocation strategists who are willing to take 40% of the risk of an all equity portfolio. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash using a combination of various indices (both domestic and foreign) from Barclays Capital and Dow Jones. The index has held an average of     % in equities over the past three years ending in             .

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by MetLife Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

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The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, manages the Portfolio. MetLife Advisers is responsible for the general management and administration of the Portfolio. In addition to its managerial responsibilities, MetLife Advisers is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocation is consistent with the guidelines that have been approved by the Board of Trustees. Within the asset allocation range for the Portfolio, MetLife Advisers will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on the investment objectives and policies of the Underlying Portfolios, MetLife Advisers’ investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $         billion as of December 31, 2009.

The Portfolio is managed by a committee composed of the individuals listed below. Each member of the committee is jointly and primarily responsible for the management of the Portfolio.

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Elizabeth M. Forget is the Chair of the committee. Ms. Forget has been President, Chairman of the Board and Director of the Fund since 2006, and President and Trustee of the Trust since 2000. She has been President, Chief Executive Officer and Chair of MetLife Advisers’ Board of Managers since 2006. She was President of Met Investors Advisory, LLC from 2000 to 2009. Ms. Forget has been Senior Vice President of MetLife, Inc. since 2007 and Executive Vice President of MetLife Investors Group, Inc. since 2000.

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Alan C. Leland, Jr., CFA, has been Chief Financial Officer of MetLife Advisers since 1994 and a member of MetLife Advisers’ Board of Managers since 2006. He has been Senior Vice President of the Fund since 2005 and is a Vice President of Metropolitan Life Insurance Company. He has worked for Metropolitan Life Insurance Company and its predecessors for over 30 years and has worked for MetLife Advisers since its inception in 1994.

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Darrel A. Olson, CFA, joined Metropolitan Life Insurance Company in 1979. He has been a Vice President of MetLife Advisers since 2005 and has been a Director in the Investments Department of Metropolitan Life Insurance Company since 2001.

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Thomas C. McDevitt, CIMA, is Vice President of MetLife Advisers. Mr. McDevitt joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1980 and became part of the Investment Management Department in 1988. He has worked for MetLife Advisers since its inception in 1994.

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Jeffrey L. Bernier, CIMA, joined Metropolitan Life Insurance Company in 2007. He has been a Senior Vice President of the Fund and MetLife Advisers since 2008, and a Vice President of the Trust since 2009. He has been a Vice President of Metropolitan Life Insurance Company since 2008. From 2004 until he joined Metropolitan Life Insurance Company, Mr. Bernier was a Director and Senior Investment Analyst of Investment Management Services for John Hancock Financial Services.

MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for the Portfolio and to

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investments in the Underlying Portfolios, which may assist MetLife Advisers in determining the Underlying Portfolios which may be available for investment and with the selection of and allocation of the Portfolio’s investments among the Underlying Portfolios. MetLife Advisers is responsible for paying the consulting fees.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.10% of first $500 million of such assets plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion.

The SAI provides additional information about each committee member’s compensation, other accounts managed and the member’s ownership of securities in the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers is available in the Portfolio’s most recent annual report.

Expense Limitation Agreement

In the interest of limiting expenses of the Portfolio until April 30, 2011, MetLife Advisers has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, MetLife Advisers has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio, other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, acquired fund fees and expenses, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), are limited to 0.10% and 0.35% of average daily net assets for Class A and Class B shares, respectively, of the Portfolio.

The Portfolio may at a later date reimburse to MetLife Advisers the management fees waived or reduced and other expenses assumed and paid by MetLife Advisers pursuant to the Expense Limitation Agreement provided the Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual operating expenses of the

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Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio’s total annual operating expenses are less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees.

The total amount of reimbursement to which MetLife Advisers may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by MetLife Advisers and (ii) all other payments previously remitted by MetLife Advisers to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to MetLife Advisers with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by MetLife Advisers to the Portfolio.

Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend.

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MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Fund of Funds Structure

Each Underlying Portfolio will have other shareholders, each of whom will pay their proportionate share of the Underlying Portfolio’s expenses. As a shareholder of an Underlying Portfolio, the Portfolio will have the same voting rights as other shareholders.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) complete portfolio holdings for the Portfolio and (ii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. The information regarding the Portfolio’s holdings will be posted on or about ten (10) business days following the end of each calendar quarter.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing

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requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

Similarly, for purposes of the section 817(h) diversification requirements, an investment in an Underlying Portfolio by the Portfolio is treated not as a single investment but as an investment in each asset owned by the Underlying Portfolio, so long as shares of the Underlying Portfolio are owned, directly or through the Portfolio, only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio and Underlying Portfolios are and will be so owned. Thus, so long as the Portfolio and Underlying Portfolios comply with the section 817(h) diversification requirements, each Contract generally will also satisfy those requirements. See the prospectus for the relevant Contract.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax

MetLife Defensive Strategy Portfolio

24

treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

The Class A shares of the Underlying Portfolios, which the Portfolio will purchase, are not subject to a Rule 12b-1 fee.

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Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance

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company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in an Underlying Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying Portfolios that may be adversely affected by price arbitrage include those Underlying Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value.

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While there is no assurance, the use of fair value pricing by an Underlying Portfolio is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

    METLIFE DEFENSIVE STRATEGY PORTFOLIO

	For the years ended December 31,				For the Period from May 2, 2005 (Commencement of Operations) to December 31, 2005(a)
Class A	2009(a)	2008(a)	2007(a)	2006(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$11.28	$11.10	$10.29	$9.82
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.27	0.23	0.36	0.17
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(2.51)	0.46	0.56	0.43
TOTAL FROM INVESTMENT OPERATIONS		(2.24)	0.69	0.91	0.60
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.16)	(0.25)	(0.02)	(0.11)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.20)	(0.26)	(0.08)	(0.02)
TOTAL DISTRIBUTIONS		(0.36)	(0.51)	(0.10)	(0.13)
NET ASSET VALUE, END OF PERIOD		$8.68	$11.28	$11.10	$10.29
TOTAL RETURN		(20.48)%	6.20%	9.01%	6.07%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$—*	$—*	$—*	$—*
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.09%(b)	0.09%(b)	0.11%(b)	0.12%(b)††
NET INVESTMENT INCOME		2.74%(c)	2.05%(c)	3.44%(c)	2.53%(c)††
PORTFOLIO TURNOVER RATE		29.5%	39.2%	35.3%	36.1%†
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.09%	0.09%	0.12%	0.12%††

*	Net assets less than 1/10 of $1 million.
†	Non-annualized
††	Annualized
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

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METLIFE DEFENSIVE STRATEGY PORTFOLIO

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$11.25	$11.09	$10.29	$9.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.29	0.19	0.29	0.19
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(2.55)	0.46	0.59	0.26
TOTAL FROM INVESTMENT OPERATIONS		(2.26)	0.65	0.88	0.45
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.14)	(0.23)	(0.00)*	(0.09)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.20)	(0.26)	(0.08)	(0.02)
TOTAL DISTRIBUTIONS		(0.34)	(0.49)	(0.08)	(0.11)
NET ASSET VALUE, END OF PERIOD		$8.65	$11.25	$11.09	$10.29
TOTAL RETURN		(20.65)%	5.92%	8.63%	4.48%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$1,143.4	$809.5	$541.5	$356.1
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.35%(b)	0.35%(b)	0.35%(b)	0.35%(b)
NET INVESTMENT INCOME		2.93%(c)	1.72%(c)	2.79%(c)	1.90%(c)
PORTFOLIO TURNOVER RATE		29.5%	39.2%	35.3%	36.1%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.35%	0.36%	0.39%	0.40%

*	Rounds to less than $0.005 per share.
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

MetLife Growth Strategy Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

MetLife Growth Strategy Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.06%	0.06%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%
Acquired Fund (Underlying Portfolio) Fees and Expenses	%	%

Total Annual Portfolio Operating Expenses and Acquired Fund (Underlying Portfolio) Fees and Expenses	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that any expense limitations of the Underlying Portfolios remain in effect only for the period ending April 30, 2011. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 200% or more.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing substantially all of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Met Investors Series Trust (the “Trust”) and Metropolitan Series Fund, Inc. (the “Fund”). The Portfolio has a target allocation between the two primary asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those assets classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that may hold large cap,

3

small cap, mid cap or international equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 85% to equity securities and 15% to fixed income securities.

The following chart describes the target allocations, as of May 1, 2010, to equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and international securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	85%
Large Cap Mid Cap Small Cap International		36% 18% 9% 22%
Fixed Income	15%
Investment Grade High Yield Foreign Fixed Income		11% 2% 2%

The Portfolio seeks to achieve capital growth primarily through its investments in Underlying Portfolios that invest in equity securities. These investments may include Underlying Portfolios that invest mainly in stock of large established U.S. companies, as well, to a lesser extent, in stocks of foreign companies and small U.S. companies with above-average growth potential. The Portfolio seeks to achieve capital growth secondarily through its investments in Underlying Portfolios that invest in fixed income securities. The Portfolio may invest in Underlying Portfolios that invest substantially all of their assets in U.S. government securities as well as Underlying Portfolios that invest in investment grade and high yield, high risk bonds.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these primary asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about this Portfolio’s Investment Strategies” in this Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk.    An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and

MetLife Growth Strategy Portfolio

4

investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk.    The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk.    The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

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The bar chart below shows you the performance of the Portfolio’s Class B shares, the Portfolio’s oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	4th – 2006	+6.73%
Lowest Quarter	4th – 2008	-22.10%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception	Inception Date
Class A	30.48%		2.09%	5-2-05
Class B	30.10%	0.96%	2.14%	11-4-04
Dow Jones Moderately Aggressive Index	31.31%	3.79%	5.09%*
* Index performance is from 11-4-04.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser.

Portfolio Managers.    The Portfolio is managed by a committee led by Elizabeth M. Forget, President of the Fund, the Trust and MetLife Advisers. Other members of the committee are Alan C. Leland, Jr., Senior Vice President of the Fund and Chief Financial Officer of MetLife Advisers; Darrell A. Olson, Director in the Investments Department of Metropolitan Life Insurance Company and Vice President of MetLife Advisers; Thomas C. McDevitt, Vice President of MetLife Advisers; and Jeffrey L. Bernier, Senior Vice President of the Fund and MetLife Advisers, and Vice President of the Trust. Ms. Forget and Messrs. Leland, Olson and McDevitt have been members of the committee since 2004; Mr. Bernier, since 2008.

For more information about the adviser and the portfolio managers, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios is directly related to the performance of the Underlying Portfolios. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying Portfolios and the ability of the Underlying Portfolios to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying Portfolio fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk

An Underlying Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying Portfolio’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be

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negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by an Underlying Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on an Underlying Portfolio’s shares.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For an Underlying Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of an Underlying Portfolio’s fixed income investments will affect the volatility of the Underlying Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. An Underlying Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if an Underlying Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If an Underlying Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

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An Underlying Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Underlying Portfolio. If an Underlying Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, an Underlying Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent an Underlying Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying Portfolio’s foreign currency or securities holdings. Although an Underlying Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying Portfolio.

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All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities which are rated below “investment grade” or are not rated but are of equivalent quality. An Underlying Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than an Underlying Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Underlying Portfolio’s adviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Underlying Portfolio.

An Underlying Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

An Underlying Portfolio that invests in high yield debt securities that are rated C or below, or “distressed securities,” will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. An Underlying Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. An Underlying Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be

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unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying Portfolio’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Mortgage-backed and Asset-backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers largely depend on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose an Underlying Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, an Underlying Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause an Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause an Underlying Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

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If an Underlying Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Underlying Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to an Underlying Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio was designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in Underlying Portfolios that are other portfolios of the Trust or of the Fund. The Portfolio has a target allocation between the two primary asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the Underlying Portfolios in which the Portfolio invests based on, among other things, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel. MetLife Advisers may add new Underlying Portfolios or replace existing Underlying Portfolios or change the allocations among the Underlying Portfolios, dependent upon, among other factors, changing market dynamics, changes to the personnel, investment process, or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a risk-adjusted benefit to the Portfolio. Information regarding the Underlying Portfolios is included in the summary prospectuses and prospectuses for those portfolios dated May 1, 2010. Copies of the summary prospectuses and prospectuses may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

Before selecting Underlying Portfolios, MetLife Advisers analyzes each Underlying Portfolio’s historic and current holdings to determine the Underlying Portfolio’s investment attributes. For example, for Underlying Portfolios structured for equity investment, large cap, mid cap, and small cap exposure is considered as is the investment bias toward growth, or value style of investment. Further, the type of growth or value management employed is also a consideration for MetLife Advisers, such as deep value, traditional value, relative value, growth at a reasonable price, traditional growth, or earnings momentum styles of investment. For Underlying Portfolios that invest in fixed income securities, the effective duration is evaluated in conjunction with exposure to particular sectors of the fixed income marketplace, including U.S. Treasury securities, government agencies, asset-backed securities, mortgage-backed securities, investment grade corporate bonds, high yield corporate bonds, non-U.S. government and corporate obligations, emerging market debt and cash or money market

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instruments. Depending upon the amount of cash or money market instruments held in the aggregate among the Underlying Portfolios, the Portfolio maintains the ability to invest in an Underlying Portfolio which only holds money market instruments. MetLife Advisers evaluates the dynamics among the Underlying Portfolios and their respective holdings in order to determine the appropriate weighting for the Portfolio’s risk profile.

Periodically, MetLife Advisers will communicate with or visit management personnel of each Underlying Portfolio to discuss the management personnel’s outlook and positioning of the Underlying Portfolio and determine the extent of any changes that may have occurred. Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these primary asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to any of the Underlying Portfolios. If a new Underlying Portfolio is selected by MetLife Advisers, a shifting of allocations to the remaining Underlying Portfolios may result, as MetLife Advisers seeks to maintain the appropriate diversification and risk profile for the Portfolio.

The Underlying Portfolios in which the Portfolio may currently invest are:

Met/AIM Small Cap Growth Portfolio

Artio International Stock Portfolio

Met/Artisan Mid Cap Value Portfolio

Barclays Capital Aggregate Bond Index Portfolio

Batterymarch Growth and Income Portfolio

BlackRock Aggressive Growth Portfolio

BlackRock Bond Income Portfolio

BlackRock Diversified Portfolio

BlackRock High Yield Portfolio

BlackRock Large Cap Core Portfolio

BlackRock Large Cap Value Portfolio

BlackRock Legacy Large Cap Growth Portfolio

BlackRock Money Market Portfolio

BlackRock Strategic Value Portfolio

Clarion Global Real Estate Portfolio

Davis Venture Value Portfolio

Met/Dimensional International Small Company Portfolio

Dreman Small Cap Value Portfolio

Met/Eaton Vance Floating Rate Portfolio

FI Value Leaders Portfolio

Met/Franklin Income Portfolio

Met/Franklin Mutual Shares Portfolio

Goldman Sachs Mid Cap Value Portfolio

Harris Oakmark International Portfolio

Janus Forty Portfolio

Jennison Growth Portfolio

Lazard Mid Cap Portfolio

Legg Mason ClearBridge Aggressive Growth Portfolio

Legg Mason Value Equity Portfolio

Loomis Sayles Global Markets Portfolio

Loomis Sayles Small Cap Core Portfolio

Loomis Sayles Small Cap Growth Portfolio

Lord Abbett Bond Debenture Portfolio

Lord Abbett Growth and Income Portfolio

Lord Abbett Mid Cap Value Portfolio

MetLife Mid Cap Stock Index Portfolio

MetLife Stock Index Portfolio

MFS® Emerging Markets Equity Portfolio

MFS® Research International Portfolio

MFS® Total Return Portfolio

MFS® Value Portfolio

Morgan Stanley EAFE® Index Portfolio

Morgan Stanley Mid Cap Growth Portfolio

Neuberger Berman Mid Cap Value Portfolio

Oppenheimer Capital Appreciation Portfolio

Oppenheimer Global Equity Portfolio

PIMCO Inflation Protected Bond Portfolio

PIMCO Total Return Portfolio

Pioneer Fund Portfolio

Pioneer Strategic Income Portfolio

Rainier Large Cap Equity Portfolio

RCM Technology Portfolio

Russell 2000® Index Portfolio

T. Rowe Price Large Cap Growth Portfolio

T. Rowe Price Mid Cap Growth Portfolio

T. Rowe Price Small Cap Growth Portfolio

Met/Templeton Growth Portfolio

Met/Templeton International Bond Portfolio

Third Avenue Small Cap Value Portfolio

Turner Mid Cap Growth Portfolio

Van Eck Global Natural Resources Portfolio

Van Kampen Comstock Portfolio

Western Asset Management Strategic Bond Opportunities Portfolio

Western Asset Management U.S. Government Portfolio

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The Portfolio may invest in any or all of the Underlying Portfolios, but will not normally invest in every Underlying Portfolio at any particular time. MetLife Advisers may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for any Portfolio at any time.

There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Portfolio. MetLife Advisers may take into account these capacity considerations when allocating investments among the Underlying Portfolios. In some instances, MetLife Advisers may allocate capacity in certain Underlying Portfolios to other investors, which may have the effect of limiting the Portfolio’s opportunity to invest in the Underlying Portfolio.

Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, as set forth in the Portfolio Summary, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations because of, for example, changes to the Underlying Portfolios’ asset values due to market movements. MetLife Advisers may effect purchases and redemptions in the Underlying Portfolios in a way to bring actual allocations more closely in line with the target allocations. In addition, MetLife Advisers may, from time to time, rebalance allocations to the Underlying Portfolios to correspond to the target allocations.

The actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios are available for the Trust at the following website—www.metlifeinvestors.com. Upon accessing the website, click on the “Individuals Enter Here” section, then click on “Learn more about MetLife Investors”, then click on “Met Investors Series Trust”, then click on “MetLife Asset Allocation Program” where you will find actual allocations for the Portfolio as of the end of the prior quarter. This information will be updated periodically to reflect the actual allocations.

Please note that the expenses of the Underlying Portfolios, as set forth in the Portfolio Summary, could change as the Underlying Portfolios’ asset values change or through the addition or deletion of Underlying Portfolios. Because the Portfolio invests in Underlying Portfolios, the costs of investing in the Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. The Portfolio, as a shareholder, will pay its share of the Underlying Portfolios’ expenses as well as the Portfolio’s own expenses. Therefore, an investment in the Portfolio may result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

MetLife Advisers has broad discretion to allocate and reallocate the assets of the Portfolio among the Underlying Portfolios consistent with the Portfolio’s investment objective and policies and target allocations. In addition to the investment advisory fee charged by MetLife Advisers for its asset allocation services, MetLife Advisers receives investment advisory fees from the Underlying Portfolios in which the Portfolio invests. In this regard, MetLife Advisers

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has an incentive to select and invest the Portfolio’s assets in Underlying Portfolios with higher fees than other Underlying Portfolios. Also MetLife Advisers may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers is obligated to disregard these incentives. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Portfolios of the Trust.

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying Portfolios have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Types of Investments

The Underlying Portfolios invest in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some Underlying Portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase

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as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. MetLife Advisers may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Moderately Aggressive Index is a benchmark designed for asset allocation strategists who are willing to take 80% of the risk of an all equity portfolio. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash using a combination of various indices (both domestic and foreign) from Barclays Capital and Dow Jones. The index has held an average of     % in equities over the past three years ending in             .

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by MetLife Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

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The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, manages the Portfolio. MetLife Advisers is responsible for the general management and administration of the Portfolio. In addition to its managerial responsibilities, MetLife Advisers is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocation is consistent with the guidelines that have been approved by the Board of Trustees. Within the asset allocation range for the Portfolio, MetLife Advisers will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on the investment objectives and policies of the Underlying Portfolios, MetLife Advisers’ investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $         billion as of December 31, 2009.

The Portfolio is managed by a committee composed of the individuals listed below. Each member of the committee is jointly and primarily responsible for the management of the Portfolio.

■

Elizabeth M. Forget is the Chair of the committee. Ms. Forget has been President, Chairman of the Board and Director of the Fund since 2006, and President and Trustee of the Trust since 2000. She has been President, Chief Executive Officer and Chair of MetLife Advisers’ Board of Managers since 2006. She was President of Met Investors Advisory, LLC from 2000 to 2009. Ms. Forget has been Senior Vice President of MetLife, Inc. since 2007 and Executive Vice President of MetLife Investors Group, Inc. since 2000.

■

Alan C. Leland, Jr., CFA, has been Chief Financial Officer of MetLife Advisers since 1994 and a member of MetLife Advisers’ Board of Managers since 2006. He has been Senior Vice President of the Fund since 2005 and is a Vice President of Metropolitan Life Insurance Company. He has worked for Metropolitan Life Insurance Company and its predecessors for over 30 years and has worked for MetLife Advisers since its inception in 1994.

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Darrel A. Olson, CFA, joined Metropolitan Life Insurance Company in 1979. He has been a Vice President of MetLife Advisers since 2005 and has been a Director in the Investments Department of Metropolitan Life Insurance Company since 2001.

■

Thomas C. McDevitt, CIMA, is Vice President of MetLife Advisers. Mr. McDevitt joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1980 and became part of the Investment Management Department in 1988. He has worked for MetLife Advisers since its inception in 1994.

■

Jeffrey L. Bernier, CIMA, joined Metropolitan Life Insurance Company in 2007. He has been a Senior Vice President of the Fund and MetLife Advisers since 2008, and a Vice President of the Trust since 2009. He has been a Vice President of Metropolitan Life Insurance Company since 2008. From 2004 until he joined Metropolitan Life Insurance Company, Mr. Bernier was a Director and Senior Investment Analyst of Investment Management Services for John Hancock Financial Services.

MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for the Portfolio and to investments in the Underlying Portfolios, which may assist MetLife Advisers in determining

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the Underlying Portfolios which may be available for investment and with the selection of and allocation of the Portfolio’s investments among the Underlying Portfolios. MetLife Advisers is responsible for paying the consulting fees.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.10% of first $500 million of such assets plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion.

The SAI provides additional information about each committee member’s compensation, other accounts managed and the member’s ownership of securities in the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers is available in the Portfolio’s most recent annual report.

Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

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YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Fund of Funds Structure

Each Underlying Portfolio will have other shareholders, each of whom will pay their proportionate share of the Underlying Portfolio’s expenses. As a shareholder of an Underlying Portfolio, the Portfolio will have the same voting rights as other shareholders.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) complete portfolio holdings for the Portfolio and (ii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. The information regarding the Portfolio’s holdings will be posted on or about ten (10) business days following the end of each calendar quarter.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate

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accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their

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favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

Similarly, for purposes of the section 817(h) diversification requirements, an investment in an Underlying Portfolio by the Portfolio is treated not as a single investment but as an investment in each asset owned by the Underlying Portfolio, so long as shares of the Underlying Portfolio are owned, directly or through the Portfolio, only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio and Underlying Portfolios are and will be so owned. Thus, so long as the Portfolio and Underlying Portfolios comply with the section 817(h) diversification requirements, each Contract generally will also satisfy those requirements. See the prospectus for the relevant Contract.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

The Class A shares of the Underlying Portfolios, which the Portfolio will purchase, are not subject to a Rule 12b-1 fee.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

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If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in an Underlying Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying

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Portfolios that may be adversely affected by price arbitrage include those Underlying Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying Portfolio is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been

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used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

    METLIFE GROWTH STRATEGY PORTFOLIO

	For the years ended December 31,				For the Period from May 2, 2005 (Commencement of Operations) to December 31, 2005(a)
Class A	2009(a)	2008(a)	2007(a)	2006(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$12.89	$12.89	$11.39	$10.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.16	0.10	0.26	0.90
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.77)	0.55	1.33	0.44
TOTAL FROM INVESTMENT OPERATIONS		(4.61)	0.65	1.59	1.34
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.41)	(0.19)	(0.02)	(0.12)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.75)	(0.46)	(0.07)	(0.02)
TOTAL DISTRIBUTIONS		(1.16)	(0.65)	(0.09)	(0.14)
NET ASSET VALUE, END OF PERIOD		$7.12	$12.89	$12.89	$11.39
TOTAL RETURN		(37.74)%	5.03%	14.04%	13.20%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$2.4	$3.8	$2.6	$1.2
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.06%(b)	0.06%(b)	0.08%(b)	0.04%(b)††
NET INVESTMENT INCOME		1.50%(c)	0.77%(c)	2.19%(c)	11.87%(c)††
PORTFOLIO TURNOVER RATE		23.0%	15.3%	19.8%	15.1%†
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.06%	0.06%	0.08%(d)	0.04%††

†	Non-annualized
††	Annualized
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(d)	Excludes the effect of deferred expense reimbursement by the Portfolio to the Manager.

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METLIFE GROWTH STRATEGY PORTFOLIO

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$12.85	$12.87	$11.40	$10.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.13	0.07	0.22	0.22
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.75)	0.53	1.32	0.74
TOTAL FROM INVESTMENT OPERATIONS		(4.62)	0.60	1.54	0.96
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.37)	(0.16)	(0.00)*	(0.10)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.75)	(0.46)	(0.07)	(0.02)
TOTAL DISTRIBUTIONS		(1.12)	(0.62)	(0.07)	(0.12)
NET ASSET VALUE, END OF PERIOD		$7.11	$12.85	$12.87	$11.40
TOTAL RETURN		(37.87)%	4.70%	13.59%	9.12%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$5,380.6	$8,190.5	$5,510.3	$3,206.2
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.31%(b)	0.31%(b)	0.33%(b)	0.31%(b)
NET INVESTMENT INCOME		1.28%(c)	0.50%(c)	1.81%(c)	2.03%(c)
PORTFOLIO TURNOVER RATE		23.0%	15.3%	19.8%	15.1%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.31%	0.31%	0.33%(d)	0.31%

*	Rounds to less than $0.005 per share.
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(d)	Excludes the effect of deferred expense reimbursement by the Portfolio to the Manager.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

MetLife Moderate Strategy Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

MetLife Moderate Strategy Portfolio

PORTFOLIO SUMMARY:

Investment Objective

High total return in the form of income and growth of capital, with a greater emphasis on income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies in which the Portfolio invests (the “Underlying Portfolios”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.07%	0.07%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%
Acquired Fund (Underlying Portfolio) Fees and Expenses	%	%

Total Annual Portfolio Operating Expenses and Acquired Fund (Underlying Portfolio) Fees and Expenses	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying Portfolios, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that any expense limitations of the Underlying Portfolios remain in effect only for the period ending April 30, 2011. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of Underlying Portfolios (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 200% or more.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing substantially all of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Met Investors Series Trust (the “Trust”) and Metropolitan Series Fund, Inc. (the “Fund”). The Portfolio has a target allocation between the two primary asset classes (equity and fixed income). MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those assets classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio invests in Underlying Portfolios that may hold large cap, small cap, mid cap or international equity securities and also invests in Underlying Portfolios that hold fixed income securities

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in accordance with target allocations of 50% to equity securities and 50% to fixed income securities.

The following chart describes the target allocations, as of May 1, 2010, to equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and international securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class		Target Allocation
Equity	50%
Large Cap Mid Cap Small Cap International		21% 11% 5% 13%
Fixed Income	50%
Investment Grade High Yield Foreign Fixed Income		40% 6% 4%

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments include Underlying Portfolios that invest mainly in stocks of large established U.S. companies, as well, to a lesser extent, in stocks of foreign companies and small U.S. companies with above-average growth potential.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers as well as Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest high-yield, high-risk bonds.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these primary asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about this Portfolio’s Investment Strategies” in this Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk.    An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and

MetLife Moderate Strategy Portfolio

4

investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk.    The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk.    The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-backed and Asset-backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Derivatives Risk.    An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

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5

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares, the Portfolio’s oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	4th – 2006	+4.43%
Lowest Quarter	4th – 2008	-14.23%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception	Inception Date
Class A	26.35%		3.76%	5-2-05
Class B	26.09%	2.82%	3.24%	11-4-04
Dow Jones Moderate Index	23.79%	3.85%	4.89%*
* Index performance is from 11-4-04.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser.

Portfolio Managers.    The Portfolio is managed by a committee led by Elizabeth M. Forget, President of the Fund, the Trust and MetLife Advisers. Other members of the committee are Alan C. Leland, Jr., Senior Vice President of the Fund and Chief Financial Officer of MetLife Advisers; Darrell A. Olson, Director in the Investments Department of Metropolitan Life Insurance Company and Vice President of MetLife Advisers; Thomas C. McDevitt, Vice President of MetLife Advisers; and Jeffrey L. Bernier, Senior Vice President of the Fund and MetLife Advisers, and Vice President of the Trust. Ms. Forget and Messrs. Leland, Olson and McDevitt have been members of the committee since 2004; Mr. Bernier, since 2008.

For more information about the adviser and the portfolio managers, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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7

PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios is directly related to the performance of the Underlying Portfolios. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying Portfolios and the ability of the Underlying Portfolios to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying Portfolio fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk

An Underlying Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying Portfolio’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular

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securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by an Underlying Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on an Underlying Portfolio’s shares.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For an Underlying Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of an Underlying Portfolio’s fixed income investments will affect the volatility of the Underlying Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. An Underlying Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if an Underlying Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If an Underlying Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

An Underlying Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans,

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repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Underlying Portfolio. If an Underlying Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, an Underlying Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent an Underlying Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying Portfolio’s foreign currency or securities holdings. Although an Underlying Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse

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and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities which are rated below “investment grade” or are not rated but are of equivalent quality. An Underlying Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than an Underlying Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Underlying Portfolio’s adviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Underlying Portfolio.

An Underlying Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

An Underlying Portfolio that invests in high yield debt securities that are rated C or below, or “distressed securities,” will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. An Underlying Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. An Underlying Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying Portfolio’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Mortgage-backed and Asset-backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include

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such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers largely depend on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose an Underlying Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, an Underlying Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause an Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause an Underlying Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If an Underlying Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Underlying Portfolio

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may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to an Underlying Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Derivatives Risk

An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that an Underlying Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent an Underlying Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or, if an Underlying Portfolio hedges imperfectly, the Underlying Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. An Underlying Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an Underlying Portfolio uses derivatives for leverage, investments in the Underlying Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Leveraging Risk

Derivatives and other transactions in which an Underlying Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause an Underlying Portfolio’s performance to be more volatile than if the Underlying Portfolio had not been leveraged. Leveraging may expose an Underlying Portfolio to losses in excess of the amounts invested or borrowed.

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An Underlying Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause an Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Although the segregation of assets will generally ensure that an Underlying Portfolio has assets available to satisfy its obligations with respect to the transaction creating leverage and will place a limit on the amount of leverage the Underlying Portfolio will employ, it will not limit the Underlying Portfolio’s exposure to loss from the transaction.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio was designed on established principles of asset allocation and risk tolerance. The Portfolio will invest substantially all of its assets in Underlying Portfolios that are other portfolios of the Trust or of the Fund. The Portfolio has a target allocation between the two primary asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the Underlying Portfolios in which the Portfolio invests based on, among other things, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel. MetLife Advisers may add new Underlying Portfolios or replace existing Underlying Portfolios or change the allocations among the Underlying Portfolios, dependent upon, among other factors, changing market dynamics, changes to the personnel, investment process, or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a risk-adjusted benefit to the Portfolio. Information regarding the Underlying Portfolios is included in the summary prospectuses and prospectuses for those portfolios dated May 1, 2010. Copies of the summary prospectuses and prospectuses may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

Before selecting Underlying Portfolios, MetLife Advisers analyzes each Underlying Portfolio’s historic and current holdings to determine the Underlying Portfolio’s investment attributes. For example, for Underlying Portfolios structured for equity investment, large cap, mid cap, and small cap exposure is considered as is the investment bias toward growth, or value style of investment. Further, the type of growth or value management employed is also a consideration for MetLife Advisers, such as deep value, traditional value, relative value, growth at a reasonable price, traditional growth, or earnings momentum styles of investment. For Underlying Portfolios that invest in fixed income securities, the effective duration is evaluated in conjunction with exposure to particular sectors of the fixed income marketplace, including U.S. Treasury securities, government agencies, asset-backed securities, mortgage-backed securities, investment grade corporate bonds, high yield corporate bonds, non-U.S. government and corporate obligations, emerging market debt and cash or money market instruments. Depending upon the amount of cash or money market instruments held in the aggregate among the Underlying Portfolios, the Portfolio maintains the ability to invest in an Underlying Portfolio which only holds money market instruments. MetLife Advisers evaluates

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the dynamics among the Underlying Portfolios and their respective holdings in order to determine the appropriate weighting for the Portfolio’s risk profile.

Periodically, MetLife Advisers will communicate with or visit management personnel of each Underlying Portfolio to discuss the management personnel’s outlook and positioning of the Underlying Portfolio and determine the extent of any changes that may have occurred. Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that changes between these primary asset classes will be within a range of plus or minus 10%. Concurrently, MetLife Advisers will consider whether to make changes to any of the Underlying Portfolios. If a new Underlying Portfolio is selected by MetLife Advisers, a shifting of allocations to the remaining Underlying Portfolios may result, as MetLife Advisers seeks to maintain the appropriate diversification and risk profile for the Portfolio.

The Underlying Portfolios in which the Portfolio may currently invest are:

Met/AIM Small Cap Growth Portfolio

Artio International Stock Portfolio

Met/Artisan Mid Cap Value Portfolio

Barclays Capital Aggregate Bond Index Portfolio

Batterymarch Growth and Income Portfolio

BlackRock Aggressive Growth Portfolio

BlackRock Bond Income Portfolio

BlackRock Diversified Portfolio

BlackRock High Yield Portfolio

BlackRock Large Cap Core Portfolio

BlackRock Large Cap Value Portfolio

BlackRock Legacy Large Cap Growth Portfolio

BlackRock Money Market Portfolio

BlackRock Strategic Value Portfolio

Clarion Global Real Estate Portfolio

Davis Venture Value Portfolio

Met/Dimensional International Small Company Portfolio

Dreman Small Cap Value Portfolio

Met/Eaton Vance Floating Rate Portfolio

FI Value Leaders Portfolio

Met/Franklin Income Portfolio

Met/Franklin Mutual Shares Portfolio

Goldman Sachs Mid Cap Value Portfolio

Harris Oakmark International Portfolio

Janus Forty Portfolio

Jennison Growth Portfolio

Lazard Mid Cap Portfolio

Legg Mason ClearBridge Aggressive Growth Portfolio

Legg Mason Value Equity Portfolio

Loomis Sayles Global Markets Portfolio

Loomis Sayles Small Cap Core Portfolio

Loomis Sayles Small Cap Growth Portfolio

Lord Abbett Bond Debenture Portfolio

Lord Abbett Growth and Income Portfolio

Lord Abbett Mid Cap Value Portfolio

MetLife Mid Cap Stock Index Portfolio

MetLife Stock Index Portfolio

MFS® Emerging Markets Equity Portfolio

MFS® Research International Portfolio

MFS® Total Return Portfolio

MFS® Value Portfolio

Morgan Stanley EAFE® Index Portfolio

Morgan Stanley Mid Cap Growth Portfolio

Neuberger Berman Mid Cap Value Portfolio

Oppenheimer Capital Appreciation Portfolio

Oppenheimer Global Equity Portfolio

PIMCO Inflation Protected Bond Portfolio

PIMCO Total Return Portfolio

Pioneer Fund Portfolio

Pioneer Strategic Income Portfolio

Rainier Large Cap Equity Portfolio

RCM Technology Portfolio

Russell 2000® Index Portfolio

T. Rowe Price Large Cap Growth Portfolio

T. Rowe Price Mid Cap Growth Portfolio

T. Rowe Price Small Cap Growth Portfolio

Met/Templeton Growth Portfolio

Met/Templeton International Bond Portfolio

Third Avenue Small Cap Value Portfolio

Turner Mid Cap Growth Portfolio

Van Eck Global Natural Resources Portfolio

Van Kampen Comstock Portfolio

Western Asset Management Strategic Bond Opportunities Portfolio

Western Asset Management U.S. Government Portfolio

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The Portfolio may invest in any or all of the Underlying Portfolios, but will not normally invest in every Underlying Portfolio at any particular time. MetLife Advisers may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for any Portfolio at any time.

There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Portfolio. MetLife Advisers may take into account these capacity considerations when allocating investments among the Underlying Portfolios. In some instances, MetLife Advisers may allocate capacity in certain Underlying Portfolios to other investors, which may have the effect of limiting the Portfolio’s opportunity to invest in the Underlying Portfolio.

Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, as set forth in the Portfolio Summary, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations because of, for example, changes to the Underlying Portfolios’ asset values due to market movements. MetLife Advisers may effect purchases and redemptions in the Underlying Portfolios in a way to bring actual allocations more closely in line with the target allocations. In addition, MetLife Advisers may, from time to time, rebalance allocations to the Underlying Portfolios to correspond to the target allocations.

The actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios are available for the Trust at the following website—www.metlifeinvestors.com. Upon accessing the website, click on the “Individuals Enter Here” section, then click on “Learn more about MetLife Investors”, then click on “Met Investors Series Trust”, then click on “MetLife Asset Allocation Program” where you will find actual allocations for the Portfolio as of the end of the prior quarter. This information will be updated periodically to reflect the actual allocations.

Please note that the expenses of the Underlying Portfolios, as set forth in the Portfolio Summary, could change as the Underlying Portfolios’ asset values change or through the addition or deletion of Underlying Portfolios. Because the Portfolio invests in Underlying Portfolios, the costs of investing in the Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. The Portfolio, as a shareholder, will pay its share of the Underlying Portfolios’ expenses as well as the Portfolio’s own expenses. Therefore, an investment in the Portfolio may result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

MetLife Advisers has broad discretion to allocate and reallocate the assets of the Portfolio among the Underlying Portfolios consistent with the Portfolio’s investment objective and policies and target allocations. In addition to the investment advisory fee charged by MetLife Advisers for its asset allocation services, MetLife Advisers receives investment advisory fees from the Underlying Portfolios in which the Portfolio invests. In this regard, MetLife Advisers

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has an incentive to select and invest the Portfolio’s assets in Underlying Portfolios with higher fees than other Underlying Portfolios. Also MetLife Advisers may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers is obligated to disregard these incentives. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Portfolios of the Trust.

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying Portfolios have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Types of Investments

The Underlying Portfolios invest in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some Underlying Portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

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The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. MetLife Advisers may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Moderate Index is a benchmark designed for asset allocation strategists who are willing to take 60% of the risk of an all equity portfolio. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash using a combination of various indices (both domestic and foreign) from Barclays Capital and Dow Jones. The index has held an average of     % in equities over the past three years ending in             .

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MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by MetLife Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, manages the Portfolio. MetLife Advisers is responsible for the general management and administration of the Portfolio. In addition to its managerial responsibilities, MetLife Advisers is responsible for determining the asset allocation range for the Portfolio and ensuring that the allocation is consistent with the guidelines that have been approved by the Board of Trustees. Within the asset allocation range for the Portfolio, MetLife Advisers will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on the investment objectives and policies of the Underlying Portfolios, MetLife Advisers’ investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

The Portfolio is managed by a committee composed of the individuals listed below. Each member of the committee is jointly and primarily responsible for the management of the Portfolio.

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Elizabeth M. Forget is the Chair of the committee. Ms. Forget has been President, Chairman of the Board and Director of the Fund since 2006, and President and Trustee of the Trust since 2000. She has been President, Chief Executive Officer and Chair of MetLife Advisers’ Board of Managers since 2006. She was President of Met Investors Advisory, LLC from 2000 to 2009. Ms. Forget has been Senior Vice President of MetLife, Inc. since 2007 and Executive Vice President of MetLife Investors Group, Inc. since 2000.

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Alan C. Leland, Jr., CFA, has been Chief Financial Officer of MetLife Advisers since 1994 and a member of MetLife Advisers’ Board of Managers since 2006. He has been Senior Vice President of the Fund since 2005 and is a Vice President of Metropolitan Life Insurance Company. He has worked for Metropolitan Life Insurance Company and its predecessors for over 30 years and has worked for MetLife Advisers since its inception in 1994.

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Darrel A. Olson, CFA, joined Metropolitan Life Insurance Company in 1979. He has been a Vice President of MetLife Advisers since 2005 and has been a Director in the Investments Department of Metropolitan Life Insurance Company since 2001.

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Thomas C. McDevitt, CIMA, is Vice President of MetLife Advisers. Mr. McDevitt joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1980 and became part of the Investment Management Department in 1988. He has worked for MetLife Advisers since its inception in 1994.

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■

Jeffrey L. Bernier, CIMA, joined Metropolitan Life Insurance Company in 2007. He has been a Senior Vice President of the Fund and MetLife Advisers since 2008, and a Vice President of the Trust since 2009. He has been a Vice President of Metropolitan Life Insurance Company since 2008. From 2004 until he joined Metropolitan Life Insurance Company, Mr. Bernier was a Director and Senior Investment Analyst of Investment Management Services for John Hancock Financial Services.

MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for the Portfolio and to investments in the Underlying Portfolios, which may assist MetLife Advisers in determining the Underlying Portfolios which may be available for investment and with the selection of and allocation of the Portfolio’s investments among the Underlying Portfolios. MetLife Advisers is responsible for paying the consulting fees.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.10% of first $500 million of such assets plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion.

The SAI provides additional information about each committee member’s compensation, other accounts managed and the member’s ownership of securities in the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers is available in the Portfolio’s most recent annual report.

Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various

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service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Fund of Funds Structure

Each Underlying Portfolio will have other shareholders, each of whom will pay their proportionate share of the Underlying Portfolio’s expenses. As a shareholder of an Underlying Portfolio, the Portfolio will have the same voting rights as other shareholders.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) complete portfolio holdings for the Portfolio and (ii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. The information regarding the Portfolio’s holdings will be posted on or about ten (10) business days following the end of each calendar quarter.

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A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the

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end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

Similarly, for purposes of the section 817(h) diversification requirements, an investment in an Underlying Portfolio by the Portfolio is treated not as a single investment but as an investment in each asset owned by the Underlying Portfolio, so long as shares of the Underlying Portfolio are owned, directly or through the Portfolio, only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio and Underlying Portfolios are and will be so owned. Thus, so long as the Portfolio and Underlying Portfolios comply with the section 817(h) diversification requirements, each Contract generally will also satisfy those requirements. See the prospectus for the relevant Contract.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

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Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

The Class A shares of the Underlying Portfolios, which the Portfolio will purchase, are not subject to a Rule 12b-1 fee.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of

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market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to

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incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in an Underlying Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying Portfolios that may be adversely affected by price arbitrage include those Underlying Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying Portfolio is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of

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Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

METLIFE MODERATE STRATEGY PORTFOLIO

	For the years ended December 31,				For the Period from May 2, 2005 (Commencement of Operations) to December 31, 2005(a)
Class A	2009(a)	2008(a)	2007(a)	2006(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$11.73	$11.58	$10.57	$9.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.27	0.20	0.19	1.25
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(3.22)	0.54	0.93	(0.44)
TOTAL FROM INVESTMENT OPERATIONS		(2.95)	0.74	1.12	0.81
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.21)	(0.27)	(0.02)	(0.13)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.28)	(0.32)	(0.09)	(0.02)
TOTAL DISTRIBUTIONS		(0.49)	(0.59)	(0.11)	(0.15)
NET ASSET VALUE, END OF PERIOD		$8.29	$11.73	$11.58	$10.57
TOTAL RETURN		(26.19)%	6.49%	10.62%	8.16%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$0.9	$0.9	$0.9	$0.3
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.07%(b)	0.07%(b)	0.09%(b)	0.09%(b)††
NET INVESTMENT INCOME		2.74%(c)	1.73%(c)	1.76%(c)	17.59%(c)††
PORTFOLIO TURNOVER RATE		21.6%	18.1%	22.2%	22.6%†
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.07%	0.07%	0.09%(d)	0.09%††

†	Non-annualized
††	Annualized
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(d)	Excludes the effect of deferred expense reimbursement by the Portfolio to the Manager.

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    METLIFE MODERATE STRATEGY PORTFOLIO

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$11.70	$11.56	$10.57	$10.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.25	0.16	0.30	0.22
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(3.23)	0.55	0.78	0.37
TOTAL FROM INVESTMENT OPERATIONS		(2.98)	0.71	1.08	0.59
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.18)	(0.25)	(0.00)*	(0.11)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.28)	(0.32)	(0.09)	(0.02)
TOTAL DISTRIBUTIONS		(0.46)	(0.57)	(0.09)	(0.13)
NET ASSET VALUE, END OF PERIOD		$8.26	$11.70	$11.56	$10.57
TOTAL RETURN		(26.42)%	6.21%	10.23%	5.81%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$1,915.1	$2,251.9	$1,680.4	$1,170.1
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.32%(b)	0.32%(b)	0.35%(b)	0.35%(b)
NET INVESTMENT INCOME		2.45%(c)	1.40%(c)	2.70%(c)	2.14%(c)
PORTFOLIO TURNOVER RATE		21.6%	18.1%	22.2%	22.6%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.32%	0.32%	0.35%(d)	0.35%

*	Rounds to less than $0.005 per share.
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(d)	Excludes the effect of deferred expense reimbursement by the Portfolio to the Manager.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

MFS® Emerging Markets Equity Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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MFS® Emerging Markets Equity Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.98%	0.98%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%

Total Annual Portfolio Operating Expenses	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Massachusetts Financial Services Company (“MFS”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries may include countries determined to have emerging market economies, taking into account a number of factors, including whether a particular country has a low-to-middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s foreign currency debt rating, its political and economic stability, and the development of its financial and capital markets. These countries are located in Latin America, Asia, Africa, the Middle East, and the developing countries of Europe, primarily Eastern Europe. The Portfolio may invest in companies of any size. MFS may invest a relatively large percentage of the Portfolio’s assets in the equity securities of a single issuer or a small number of issuers.

MFS may invest a relatively large percentage of the Portfolio’s assets in a single country, a small number of countries, or a particular geographic region. MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

3

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Concentration Risk.    Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and

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distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd – 2007	+12.01%
Lowest Quarter	3rd – 2008	-30.51%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception	Inception Date
Class A	69.17%	2.53%	5-1-06
Class B	68.95%	2.27%	5-1-06
MSCI Emerging Markets (EMF) Index (net)	78.51%	6.93%

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    MFS is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    Nicholas D. Smithie, Jose Luis Garcia, and Robert Lau, each an Investment Officer of MFS, have managed the Portfolio since 2006, 2008, and 2009, respectively. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries.

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The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or

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underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Concentration Risk

A Portfolio that invests a substantial portion of its assets (“concentrates”) in a particular market, industry, group of industries, country, region, group of countries, asset class or sector generally is subject to greater risk than a portfolio that invests in a more diverse investment portfolio. In addition, the value of such a Portfolio is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector. This is because, for example, issuers in a particular market, industry, region or sector often react similarly to specific economic, market, regulatory, or political developments.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or, if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater

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than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Leveraging Risk

Derivatives and other transactions in which the Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

The Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Although the segregation of assets will generally ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction creating leverage and will place a limit on the amount of leverage the Portfolio will employ, it will not limit the Portfolio’s exposure to loss from the transaction.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase

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as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its principal investment strategies.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less

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than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The MSCI Emerging Markets (EMF) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of             , 2010, the MSCI Emerging Markets Index consisted of the following 22 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

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As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 1.05% of the first $250 million of such assets plus 1.00% of such assets over $250 million up to $500 million plus 0.85% of such assets over $500 million up to $1 billion plus 0.75% of such assets over $1 billion.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

MASSACHUSETTS FINANCIAL SERVICES COMPANY, 500 Boylston Street, Boston, Massachusetts 02116, is the Subadviser to the Portfolio. MFS is America’s oldest mutual fund organization. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $             billion as of December 31, 2009.

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The Portfolio is managed by Nicholas D. Smithie, Jose Luis Garcia and Robert Lau. Mr. Smithie, an investment officer of MFS, has been employed in the investment area of MFS since 1998. Mr. Garcia, an investment officer of MFS, has been employed in the investment area of MFS since 2002. Mr. Garcia is a portfolio manager for Latin American securities. Mr. Lau, an investment officer of MFS, has been employed in the investment area of MFS since 2001.

Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

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Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that

MFS® Emerging Markets Equity Portfolio

17

the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

MFS® Emerging Markets Equity Portfolio

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Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could

MFS® Emerging Markets Equity Portfolio

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potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its

MFS® Emerging Markets Equity Portfolio

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assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced

MFS® Emerging Markets Equity Portfolio

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at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

MFS® Emerging Markets Equity Portfolio

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for its period of operation. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

MFS® EMERGING MARKETS EQUITY PORTFOLIO

	For the years ended December 31,			For the period from May 1, 2006 (commencement of operations) to December 31, 2006(a)
Class A	2009(a)	2008(a)	2007(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$14.39	$10.51	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.23	0.18	0.12
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(7.42)	3.71	0.48
TOTAL FROM INVESTMENT OPERATIONS		(7.19)	3.89	0.60
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.19)	(0.01)	(0.09)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(1.26)	—	—
TOTAL DISTRIBUTIONS		(1.45)	(0.01)	(0.09)
NET ASSET VALUE, END OF PERIOD		$5.75	$14.39	$10.51
TOTAL RETURN		(55.38)%	36.93%	6.04%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$437.0	$572.9	$368.3
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		1.11%	1.17%	1.30%††
NET INVESTMENT INCOME		2.34%	1.49%	1.91%††
PORTFOLIO TURNOVER RATE		107.6%	126.8%	58.2%†
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		1.11%	1.25%(b)	1.49%††

MFS® Emerging Markets Equity Portfolio

23

MFS® EMERGING MARKETS EQUITY PORTFOLIO

	For the years ended December 31,			For the period from May 1, 2006 (commencement of operations) to December 31, 2006(a)
Class B	2009(a)	2008(a)	2007(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$14.32	$10.49	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.21	0.13	0.07
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(7.39)	3.71	0.51
TOTAL FROM INVESTMENT OPERATIONS		(7.18)	3.84	0.58
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.17)	(0.01)	(0.09)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(1.26)	—	—
TOTAL DISTRIBUTIONS		(1.43)	(0.01)	(0.09)
NET ASSET VALUE, END OF PERIOD		$5.71	$14.32	$10.49
TOTAL RETURN		(55.53)%	36.62%	5.78%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$140.3	$78.8	$23.4
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		1.38%	1.46%	1.55%††
NET INVESTMENT INCOME		2.21%	1.06%	1.12%††
PORTFOLIO TURNOVER RATE		107.6%	126.8%	58.2%†
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		1.38%	1.52%(b)	1.92%††

†	Non-annualized
††	Annualized
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	Excludes effect of deferred expense reimbursement.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

MFS Research International Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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MFS® Research International Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	%	%	%

Total Annual Portfolio Operating Expenses	%	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B	Class E
1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Massachusetts Financial Services Company (“MFS”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in foreign equity securities, including emerging market equity securities.

The Portfolio may invest a relatively large percentage of its assets in a single country, a small number of countries, or a particular geographic region.

In selecting investments for the Portfolio, MFS is not constrained to any particular investment style. MFS may invest the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. The Portfolio may invest in companies of any size.

A team of investment research analysts selects investments for the Portfolio. MFS allocates the Portfolio’s assets to analysts by broad market sectors. MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the Portfolio.

Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

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Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Concentration Risk.    Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

MFS Research International Portfolio

4

The bar chart below shows you the performance of the Portfolio’s Class B shares, the Portfolio’s oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	4th – 2003	+15.97%
Lowest Quarter	4th – 2008	-20.45%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Descriptions” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception	Inception Date
Class A	31.93%	5.10%	5.55%	5-1-01
Class B	31.57%	4.83%	4.64%	2-12-01
Class E	31.74%	4.94%	7.84%	11-1-01
MSCI EAFE (Europe, Australasia, Far East) Index (net)	31.78%	3.54%	3.55%*
MSCI All Country World (ex.-U.S.) Index	41.45%	5.83%	5.30%*
* Index performance is from 2-12-01.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    MFS is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    The Portfolio is managed by a committee of research analysts under the general supervision of Thomas Melendez and Jose Luis Garcia, each an Investment Officer of MFS. Thomas Melendez and Jose Luis Garcia have each managed the Portfolio since 2005. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

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If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Concentration Risk

A Portfolio that invests a substantial portion of its assets (“concentrates”) in a particular market, industry, group of industries, country, region, group of countries, asset class or sector generally is subject to greater risk than a portfolio that invests in a more diverse investment portfolio. In addition, the value of such a Portfolio is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector. This is because, for example, issuers in a particular market, industry, region or sector often react similarly to specific economic, market, regulatory, or political developments.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or, if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

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The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Leveraging Risk

Derivatives and other transactions in which the Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

The Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Although the segregation of assets will generally ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction creating leverage and will place a limit on the amount of leverage the Portfolio will employ, it will not limit the Portfolio’s exposure to loss from the transaction.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Descriptions

The Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

The MSCI All Country World (ex-U.S.) Index is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.80% of the first $200 million of such assets plus 0.75% of such assets over $200 million up to $500 million plus 0.70% of such assets over $500 million up to $1 billion plus 0.65% of such assets over $1 billion.

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Effective November 12, 2009, MFS has agreed to reduce the subadvisory fee it charges to MetLife Advisers for managing the Portfolio. This fee change will reduce the subadvisory fee charged on the Portfolio’s average daily net assets in excess of $1.5 billion. In connection with this change in the subadvisory fee, MetLife Advisers has voluntarily agreed, under certain circumstances, to waive a portion of the management fee chargeable to the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

MASSACHUSETTS FINANCIAL SERVICES COMPANY, 500 Boylston Street, Boston, Massachusetts 02116, is the Subadviser to the Portfolio. MFS is America’s oldest mutual fund organization. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $             billion as of December 31, 2009.

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The Portfolio is managed by a committee of research analysts under the general supervision of Thomas Melendez and Jose Luis Garcia. Mr. Melendez, an investment officer of MFS, has been employed in the investment area of MFS since 2002. Mr. Garcia, an investment officer of MFS, has been employed in the investment area of MFS since 2002. Mr. Garcia is a portfolio manager for Latin American securities.

Distribution Plans

The Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B and Class E shares are limited to 0.25% and 0.15%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

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Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and

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net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

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Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B and Class E shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B and Class E shares are subject to a Rule 12b-1 fee of 0.25% and 0.15%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in

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market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

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Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A, Class B and Class E shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

MFS® RESEARCH INTERNATIONAL PORTFOLIO

	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$14.43	$15.04	$13.00	$11.72
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.30	0.22	0.19	0.14
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(5.76)	1.68	3.17	1.83
TOTAL FROM INVESTMENT OPERATIONS		(5.46)	1.90	3.36	1.97
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.26)	(0.24)	(0.27)	(0.07)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(1.30)	(2.27)	(1.05)	(0.62)
TOTAL DISTRIBUTIONS		(1.56)	(2.51)	(1.32)	(0.69)
NET ASSET VALUE, END OF PERIOD		$7.41	$14.43	$15.04	$13.00
TOTAL RETURN		(42.25)%	13.60%	26.91%	16.77%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$840.8	$959.1	$706.0	$624.2
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.77%	0.79%	0.94%	0.93%
NET INVESTMENT INCOME		2.85%	1.54%	1.34%	1.18%
PORTFOLIO TURNOVER RATE		75.4%	65.5%	104.1%	84.5%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.77%	0.79%	0.95%	0.93%*

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
(a)	Net investment income per share was calculated using average shares outstanding.

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MFS® RESEARCH INTERNATIONAL PORTFOLIO

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$14.32	$14.95	$12.94	$11.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.27	0.19	0.15	0.11
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(5.71)	1.65	3.15	1.81
TOTAL FROM INVESTMENT OPERATIONS		(5.44)	1.84	3.30	1.92
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.23)	(0.20)	(0.24)	(0.04)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(1.30)	(2.27)	(1.05)	(0.62)
TOTAL DISTRIBUTIONS		(1.53)	(2.47)	(1.29)	(0.66)
NET ASSET VALUE, END OF PERIOD		$7.35	$14.32	$14.95	$12.94
TOTAL RETURN		(42.36)%	13.29%	26.56%	16.42%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$525.7	$842.8	$623.0	$443.5
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		1.01%	1.04%	1.19%	1.19%
NET INVESTMENT INCOME		2.54%	1.31%	1.12%	0.90%
PORTFOLIO TURNOVER RATE		75.4%	65.5%	104.1%	84.5%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		1.01%	1.04%	1.20%	1.19%*

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
(a)	Net investment income per share was calculated using average shares outstanding.

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MFS® RESEARCH INTERNATIONAL PORTFOLIO

	For the years ended December 31,
Class E	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$14.36	$14.99	$12.96	$11.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.29	0.20	0.16	0.13
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(5.74)	1.66	3.17	1.81
TOTAL FROM INVESTMENT OPERATIONS		(5.45)	1.86	3.33	1.94
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.24)	(0.22)	(0.25)	(0.06)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(1.30)	(2.27)	(1.05)	(0.62)
TOTAL DISTRIBUTIONS		(1.54)	(2.49)	(1.30)	(0.68)
NET ASSET VALUE, END OF PERIOD		$7.37	$14.36	$14.99	$12.96
TOTAL RETURN		(42.33)%	13.38%	26.79%	16.52%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$19.2	$32.6	$26.7	$14.6
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.91%	0.94%	1.09%	1.09%
NET INVESTMENT INCOME		2.66%	1.41%	1.18%	1.07%
PORTFOLIO TURNOVER RATE		75.4%	65.5%	104.1%	84.5%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.91%	0.94%	1.10%	1.09%	*

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Oppenheimer Capital Appreciation Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Oppenheimer Capital Appreciation Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.59%	0.59%	0.59%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	%	%	%

Total Annual Portfolio Operating Expenses	%	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B	Class E
1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

OppenheimerFunds, Inc. (“OppenheimerFunds”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, mainly in common stocks of “growth companies”. These may be newer companies or established companies of any capitalization range that OppenheimerFunds believes may appreciate in value over the long term. The Portfolio currently focuses mainly on mid cap and large cap domestic companies. The Portfolio may also invest up to 35% of its assets in the securities of foreign issuers, which may include investments in emerging markets. Investments in American Depositary Receipts are not considered foreign securities for purposes of the foregoing investment limitation.

In deciding what securities to buy or sell, OppenheimerFunds looks for growth companies that are believed to have reasonably priced stock in relation to overall stock market valuations. OppenheimerFunds focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Portfolio’s investments among industries and market sectors. Currently, OppenheimerFunds looks for:

■	Companies with above-average growth potential

■	Stocks with reasonable valuations relative to their growth potential

■	Growth rates that OppenheimerFunds believes are sustainable over time

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance

3

Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares, the Portfolio’s oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd – 2003	+14.54%
Lowest Quarter	4th – 2008	-28.10%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception	Inception Date
Class A	44.02%	0.23%	0.60%	1-2-02
Class B	43.70%	0.01%	-1.39%	2-12-01
Class E	43.88%		1.16%	5-1-05
Russell 1000 Growth Index	37.21%	1.63%	-1.47%*
* Index performance is from 2-12-01.

Oppenheimer Capital Appreciation Portfolio

4

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    OppenheimerFunds is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Manager.    Marc L. Baylin, CFA, Vice President, has managed the Portfolio since 2005. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

Oppenheimer Capital Appreciation Portfolio

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks

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of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.65% of the first $150 million of such assets plus 0.625% of such assets over $150 million up to $300 million plus 0.60% of such assets over $300 million up to $500 million plus 0.55% of such asset over $500 million up to $700 million plus 0.525% of such assets over $700 million up to $900 million plus 0.50% of such assets over $900 million.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

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The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio manager. The portfolio manager of the Portfolio is indicated below following a brief description of the Subadviser. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

OPPENHEIMERFUNDS, INC., Two World Financial Center, 225 Liberty Street 11th Floor, New York, New York 10281, is the Subadviser to the Portfolio. OppenheimerFunds has been an investment adviser since January 1960. OppenheimerFunds (including affiliates) managed more than $         billion in assets as of December 31, 2009, including other Oppenheimer funds with more than          million shareholder accounts.

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Marc L. Baylin, CFA acts as a manager of the Portfolio. Mr. Baylin joined OppenheimerFunds on September 6, 2005 as a Vice President. Prior to joining OppenheimerFunds, he was Managing Director and Lead Portfolio Manager at JP Morgan Fleming Investment Management from June 2002 to August 2005.

Distribution Plans

The Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to

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pay to various service providers up to 0.50% for Class B and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B and Class E shares are limited to 0.25% and 0.15%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

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The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying

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those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B and Class E shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate

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account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B and Class E shares are subject to a Rule 12b-1 fee of 0.25% and 0.15%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding

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transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current

Oppenheimer Capital Appreciation Portfolio

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market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair

Oppenheimer Capital Appreciation Portfolio

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valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A, Class B and Class E shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$9.94	$9.27	$8.69	$8.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.02	0.03	0.02	0.03
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(3.49)	1.26	0.66	0.39
TOTAL FROM INVESTMENT OPERATIONS		(3.47)	1.29	0.68	0.42
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.31)	(0.01)	(0.03)	(0.01)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(2.23)	(0.61)	(0.07)	(0.08)
TOTAL DISTRIBUTIONS		(2.54)	(0.62)	(0.10)	(0.09)
NET ASSET VALUE, END OF PERIOD		$3.93	$9.94	$9.27	$8.69
TOTAL RETURN		(45.80)%	14.45%	7.81%	4.99%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$312.0	$124.7	$505.6	$664.2
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.62%	0.62%	0.65%	0.69%
NET INVESTMENT INCOME		0.38%	0.33%	0.22%	0.42%
PORTFOLIO TURNOVER RATE		84.4%	70.8%	60.7%	72.4%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.62%	0.62%	0.65%	0.64%*

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
(a)	Net investment income per share was calculated using average shares outstanding

Oppenheimer Capital Appreciation Portfolio

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    OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$9.86	$9.20	$8.62	$8.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)		0.01	0.00(b)	(0.01)	0.01
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(3.47)	1.27	0.67	0.38
TOTAL FROM INVESTMENT OPERATIONS		(3.46)	1.27	0.66	0.39
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.28)	—	(0.01)	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(2.23)	(0.61)	(0.07)	(0.08)
TOTAL DISTRIBUTIONS		(2.51)	(0.61)	(0.08)	(0.08)
NET ASSET VALUE, END OF PERIOD		$3.89	$9.86	$9.20	$8.62
TOTAL RETURN		(45.94)%	14.29%	7.62%	4.71%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$260.1	$553.3	$535.1	$501.8
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.88%	0.89%	0.90%	0.94%
NET INVESTMENT INCOME (LOSS)		0.12%	0.03%	(0.06)%	0.18%
PORTFOLIO TURNOVER RATE		84.4%	70.8%	60.7%	72.4%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.88%	0.89%	0.90%	0.89%*

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
(a)	Net investment income (loss) per share was calculated using average shares outstanding.
(b)	Rounds to less than $0.005 per share.

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OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

	For the years ended December 31,				For the period from May 2, 2005 (commencement of operations) to December 31, 2005(a)
Class E	2009(a)	2008(a)	2007(a)	2006(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$9.93	$9.25	$8.68	$7.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.01	0.01	0.00(b)	0.01
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(3.49)	1.28	0.67	0.79
TOTAL FROM INVESTMENT OPERATIONS		(3.48)	1.29	0.67	0.80
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.30)	(0.00)(b)	(0.03)	(0.01)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(2.23)	(0.61)	(0.07)	(0.08)
TOTAL DISTRIBUTIONS		(2.53)	(0.61)	(0.10)	(0.09)
NET ASSET VALUE, END OF PERIOD		$3.92	$9.93	$9.25	$8.68
TOTAL RETURN		(45.91)%	14.48%	7.68%	10.01%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$3.1	$6.2	$2.5	$0.9
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.78%	0.80%	0.80%	0.83%††
NET INVESTMENT INCOME		0.22%	0.13%	0.03%	0.15%††
PORTFOLIO TURNOVER RATE		84.4%	70.8%	60.7%	72.4%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.78%	N/A	0.80%	0.80%*††

†	Non-annualized
††	Annualized
*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
N/A	Not applicable
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	Rounds to less than $0.005 per share.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

PIMCO Inflation Protected Bond Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

PIMCO Inflation Protected Bond Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Maximum real return, consistent with preservation of capital and prudent investment management.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.49%	0.49%	0.49%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	%	%	%

Total Annual Portfolio Operating Expenses	%	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B	Class E
1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Pacific Investment Management Company LLC (“PIMCO”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The average portfolio duration of the Portfolio normally will vary within (plus or minus) three years of the duration of the Barclays Capital U.S. TIPS Index.

Principal investments may include inflation-indexed bonds and other fixed income securities issued by the U.S. government or its subdivisions, agencies or government-sponsored enterprises, non-U.S. governments or their subdivisions, agencies or government-sponsored enterprises, and U.S. and foreign companies, including mortgage-related securities, stripped mortgage-related securities; corporate bonds and notes; asset- backed securities; money market instruments; structured notes such as hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans; revolving credit facilities; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales to a significant extent.

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The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (commonly called “junk bonds”) rated B or higher by Moody’s Investors Service, Inc. or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined to be of comparable quality. The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. Foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques such (such as buy backs or dollar rolls).

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing nominal interest rates rise or increase when nominal interest rates go down. The nominal interest rate is considered the sum of a real interest rate and an expected inflation rate. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation-Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Mortgage-backed and Asset-backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

PIMCO Inflation Protected Bond Portfolio

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Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Short Sale Risk.    A short sale involves the sale by the Portfolio of a security that it does not own with the expectation of purchasing the same security at a later date at a lower price. The Portfolio may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased since the time the short sale was entered into, then the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. The Portfolio may be subject to credit and counterparty risk.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk.    Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Credit Default Swap Risk.    Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	1st – 2004	+5.93%
Lowest Quarter	4th – 2008	-6.13%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception	Inception Date
Class A	18.37%	4.63%	5.70%	5-1-03
Class B	18.05%	4.39%	5.43%	5-1-03
Class E	18.15%	—	6.11%	5-1-06
Barclays Capital U.S. TIPS Index	11.41%	4.63%	5.59%*
* Index performance is from 5-1-03.

PIMCO Inflation Protected Bond Portfolio

5

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    PIMCO is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Manager.    Mihir Worah, Executive Vice President, portfolio manager, and member of the government and derivatives desk at PIMCO, has managed the Portfolio since 2008. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

PIMCO Inflation Protected Bond Portfolio

6

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is

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downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Any inflation-indexed bonds, including Treasury Inflation Protected Securities, held by the Portfolio will decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater loss than other fixed income securities with similar durations.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Mortgage-backed and Asset-backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property

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and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers largely depend on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to

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the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or, if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Leveraging Risk

Derivatives and other transactions in which the Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

The Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage

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may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Although the segregation of assets will generally ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction creating leverage and will place a limit on the amount of leverage the Portfolio will employ, it will not limit the Portfolio’s exposure to loss from the transaction.

Short Sale Risk

A short sale involves the sale by the Portfolio of a security that it does not own with the expectation of purchasing the same security at a later date at a lower price. The Portfolio may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased since the time the short sale was entered into, then the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is a risk that the third party to the short sale may fail to honor its contractual obligations to the Portfolio, causing a loss to the Portfolio. Up to one third of the Portfolio’s net assets may be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk

Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the securities are actually issued or delivered. Due to fluctuations in the value of the securities the Portfolio is obligated to purchase, the yield obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually issued or delivered. The issuance of some when-issued securities also may be contingent upon the occurrence of a subsequent event, such as approval of a merger corporate reorganization or debt restructuring, which may increase the risk that they could decline in value by the time they are actually issued. Investments in forward commitments, when-issued and delayed delivery securities also may subject the Portfolio to leveraging risk.

Credit Default Swap Risk

Credit default swap contracts, a type of derivative, involve special risks and may result in losses to the Portfolio. Credit default swaps may in some cases be illiquid, and they may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps). Where the Portfolio buys a credit default swap, the Portfolio has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. If the Portfolio’s Subadviser is incorrect in its assessment of the issuer of the referenced obligation, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not entered into a credit default swap contract.

As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. Developments in the

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swap market, including potential government regulation, could adversely affect the Portfolio’s ability to terminate existing credit default swap agreements or to realize amounts to be received under such agreements.

When the Portfolio is the seller of a credit default swap contract, the Portfolio effectively adds leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

To mitigate counterparty risk, the Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. To mitigate leveraging risk when the Portfolio is the seller of a credit default swap contract, the Portfolio will segregate or “earmark” liquid assets on its books in an amount equal to the full notational amount of the swap (less any amounts owed to the Portfolio from the buyer of the swap). Although segregation of assets will ensure that the Portfolio has assets available to satisfy its obligations with respect to the swap transaction and will limit any potential leveraging of the Portfolio’s portfolio, it will not limit the Portfolio’s exposure to loss from the swap transaction.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

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Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

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Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its principal investment strategies.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Barclays Capital U.S. TIPS Index is an unmanaged market index which is made up specifically of U.S. Treasury Inflation Linked Securities.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

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The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.50% of the first $1.2 billion of such assets plus 0.45% of such assets over $1.2 billion.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio manager. The portfolio manager of the Portfolio is indicated below following a brief description of the Subadviser. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

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Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660, is the Subadviser to the Portfolio. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI LP”). Allianz SE is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company. As of December 31, 2009, PIMCO had approximately $         billion in assets under management.

Mihir Worah is an Executive Vice President, portfolio manager, and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team and worked on term structure modeling and options pricing.

Distribution Plans

The Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B and Class E shares are limited to 0.25% and 0.15%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions,

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including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

PIMCO Inflation Protected Bond Portfolio

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The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

PIMCO Inflation Protected Bond Portfolio

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The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B and Class E shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B and Class E shares are subject to a Rule 12b-1 fee of 0.25% and 0.15%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not

PIMCO Inflation Protected Bond Portfolio

21

intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

PIMCO Inflation Protected Bond Portfolio

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Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

PIMCO Inflation Protected Bond Portfolio

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NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

PIMCO Inflation Protected Bond Portfolio

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A, Class B and Class E shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.98	$10.08	$10.78	$10.64
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.40	0.49	0.43	0.31
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(1.09)	0.65	(0.40)	(0.15)
TOTAL FROM INVESTMENT OPERATIONS		(0.69)	1.14	0.03	0.16
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.43)	(0.24)	(0.43)	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.02)	—	(0.30)	(0.02)
TOTAL DISTRIBUTIONS		(0.45)	(0.24)	(0.73)	(0.02)
NET ASSET VALUE, END OF PERIOD		$9.84	$10.98	$10.08	$10.78
TOTAL RETURN		(6.88)%	11.08%	0.65%	1.48%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$824.7	$857.5	$885.5	$585.8
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.53%	0.55%	0.58%	0.55%
NET INVESTMENT INCOME		3.74%	4.78%	4.21%	2.85%
PORTFOLIO TURNOVER RATE		1,143.3%	945.3%	851.3%	1,228.7%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.53%	0.55%	0.58%	N/A

N/A	Not applicable
(a)	Net investment income per share was calculated using average shares outstanding.

PIMCO Inflation Protected Bond Portfolio

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PIMCO INFLATION PROTECTED BOND PORTFOLIO

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.96	$10.06	$10.76	$10.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.37	0.46	0.40	0.27
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(1.10)	0.66	(0.41)	(0.12)
TOTAL FROM INVESTMENT OPERATIONS		(0.73)	1.12	(0.01)	0.15
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.41)	(0.22)	(0.39)	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.02)	—	(0.30)	(0.02)
TOTAL DISTRIBUTIONS		(0.43)	(0.22)	(0.69)	(0.02)
NET ASSET VALUE, END OF PERIOD		$9.80	$10.96	$10.06	$10.76
TOTAL RETURN		(7.06)%	10.80%	0.39%	1.39%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$542.9	$401.6	$367.0	$385.4
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.78%	0.80%	0.82%	0.80%
NET INVESTMENT INCOME		3.44%	4.52%	3.93%	2.52%
PORTFOLIO TURNOVER RATE		1,143.3%	945.3%	851.3%	1,228.7%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.78%	0.80%	0.82%	N/A

N/A	Not applicable
(a)	Net investment income per share was calculated using average shares outstanding.

PIMCO Inflation Protected Bond Portfolio

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    PIMCO INFLATION PROTECTED BOND PORTFOLIO

	For the years ended December 31,			For the period May 1, 2006 (commencement of operations) to December 31, 2006(a)
Class E	2009(a)	2008(a)	2007(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.96	$10.06	$9.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.37	0.48	0.29
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(1.09)	0.65	(0.15)
TOTAL FROM INVESTMENT OPERATIONS		(0.72)	1.13	0.14
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.42)	(0.23)	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.02)	—	—
TOTAL DISTRIBUTIONS		(0.44)	(0.23)	—
NET ASSET VALUE, END OF PERIOD		$9.80	$10.96	$10.06
TOTAL RETURN		(6.92)%	10.93%	1.41%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$38.8	$7.3	$3.3
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.68%	0.71%	0.75%††
NET INVESTMENT INCOME		3.47%	4.63%	4.23%††
PORTFOLIO TURNOVER RATE		1,143.3%	945.3%	851.3%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.68%	0.71%	0.75%††

†	Non-annualized
††	Annualized
(a)	Net investment income per share was calculated using average shares outstanding.

PIMCO Inflation Protected Bond Portfolio

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

PIMCO Total Return Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

PIMCO Total Return Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Maximum total return, consistent with the preservation of capital and prudent investment management.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	%	%	%

Total Annual Portfolio Operating Expenses	%	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B	Class E
1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Pacific Investment Management Company LLC (“PIMCO”), subadviser to the Portfolio, invests, under normal circumstances, at least 65% of the Portfolio’s net assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The average portfolio duration of the Portfolio normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Bond Index.

Principal investments include fixed income securities issued by the U.S. government, its subdivisions, agencies or government-sponsored enterprises, or derivatives on them or related indices; mortgage related securities, including stripped mortgage-related securities; corporate bonds and notes and asset-backed securities; commercial paper and other money market instruments; and fixed income securities issued by foreign governments or their subdivisions, agencies and other government-sponsored enterprises and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by governments in emerging market countries; other fixed income securities including structured notes such as hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans; revolving credit facilities; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; and obligations of international agencies or supranational entities.

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (commonly called “junk bonds”) rated B or higher by Moody’s Investors Service, Inc. or equivalently rated by Standard & Poor’s Ratings Services

3

or Fitch, Inc., or if unrated, determined to be of comparable quality. The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales to a significant extent. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Mortgage-backed and Asset-backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

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Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Short Sale Risk.    A short sale involves the sale by the Portfolio of a security that it does not own with the expectation of purchasing the same security at a later date at a lower price. The Portfolio may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased since the time the short sale was entered into, then the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. The Portfolio may be subject to credit and counterparty risk.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk.    Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Credit Default Swap Risk.    Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares, the Portfolio’s oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	3rd –2007	+4.15%
Lowest Quarter	3rd –2008	-2.99%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception	Inception Date
Class A	18.39%	6.65%	6.84%	5-1-01
Class B	18.03%	6.38%	6.43%	2-12-01
Class E	18.21%	6.49%	6.03%	11-1-01
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	5.63%*
* Index performance is from 2-12-01.

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Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    PIMCO is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Manager.    William H. Gross, CFA, Managing Director and co-chief investment officer of PIMCO, has managed the Portfolio since 2008. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is

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downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Mortgage-backed and Asset-backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

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Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers largely depend on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

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Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or, if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Leveraging Risk

Derivatives and other transactions in which the Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

The Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Although the segregation of assets will generally ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction creating leverage and will place a limit on the amount of leverage the Portfolio will employ, it will not limit the Portfolio’s exposure to loss from the transaction.

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Short Sale Risk

A short sale involves the sale by the Portfolio of a security that it does not own with the expectation of purchasing the same security at a later date at a lower price. The Portfolio may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased since the time the short sale was entered into, then the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is a risk that the third party to the short sale may fail to honor its contractual obligations to the Portfolio, causing a loss to the Portfolio. Up to one third of the Portfolio’s assets may be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk

Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the securities are actually issued or delivered. Due to fluctuations in the value of the securities the Portfolio is obligated to purchase, the yield obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually issued or delivered. The issuance of some when-issued securities also may be contingent upon the occurrence of a subsequent event, such as approval of a merger corporate reorganization or debt restructuring, which may increase the risk that they could decline in value by the time they are actually issued. Investments in forward commitments, when-issued and delayed delivery securities also may subject the Portfolio to leveraging risk.

Credit Default Swap Risk

Credit default swap contracts, a type of derivative, involve special risks and may result in losses to the Portfolio. Credit default swaps may in some cases be illiquid, and they may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps). Where the Portfolio buys a credit default swap, the Portfolio has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. If the Portfolio’s Subadviser is incorrect in its assessment of the issuer of the referenced obligation, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not entered into a credit default swap contract.

As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. Developments in the swap market, including potential government regulation, could adversely affect the Portfolio’s ability to terminate existing credit default swap agreements or to realize amounts to be received under such agreements.

When the Portfolio is the seller of a credit default swap contract, the Portfolio effectively adds leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. Credit default swap transactions

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in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

To mitigate counterparty risk, the Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. To mitigate leveraging risk when the Portfolio is the seller of a credit default swap contract, the Portfolio will segregate or “earmark” liquid assets on its books in an amount equal to the full notational amount of the swap (less any amounts owed to the Portfolio from the buyer of the swap). Although segregation of assets will ensure that the Portfolio has assets available to satisfy its obligations with respect to the swap transaction and will limit any potential leveraging of the Portfolio’s portfolio, it will not limit the Portfolio’s exposure to loss from the swap transaction.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

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Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its principal investment strategies.

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Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Barclays Capital U.S. Aggregate Bond Index is a widely recognized, unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

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The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.50% of the first $1.2 billion of such assets plus 0.475% of such assets over $1.2 billion.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio manager. The portfolio manager of the Portfolio is indicated below following a brief description of the Subadviser. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

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PACIFIC INVESTMENT MANAGEMENT COMPANY LLC, 840 Newport Center Drive, Newport Beach, California 92660, is the Subadviser to the Portfolio. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI LP”). Allianz SE is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company. As of December 31, 2009, PIMCO had approximately $             billion in assets under management.

William H. Gross, CFA, Managing Director and co-chief investment officer, was a founding partner of PIMCO in 1971.

Distribution Plans

The Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B and Class E shares are limited to 0.25% and 0.15%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions,

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including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

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The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

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The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B and Class E shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B and Class E shares are subject to a Rule 12b-1 fee of 0.25% and 0.15%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not

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intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

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Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

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NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A, Class B and Class E shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

PIMCO TOTAL RETURN PORTFOLIO

	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$12.29	$11.80	$11.60	$11.40
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.59	0.56	0.49	0.40
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(0.51)	0.35	0.04	(0.12)
TOTAL FROM INVESTMENT OPERATIONS		0.08	0.91	0.53	0.28
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.48)	(0.42)	(0.32)	(0.01)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.29)	—	(0.01)	(0.07)
TOTAL DISTRIBUTIONS		(0.77)	(0.42)	(0.33)	(0.08)
NET ASSET VALUE, END OF PERIOD		$11.60	$12.29	$11.80	$11.60
TOTAL RETURN		0.64%	7.85%	4.80%	2.46%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$2,696.4	$3,045.1	$1,445.1	$912.6
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.52%	0.54%	0.58%	0.57%
NET INVESTMENT INCOME		5.00%	4.74%	4.28%	3.42%
PORTFOLIO TURNOVER RATE		800.2%	943.9%	161.2%	344.2%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.52%	0.54%	0.58%	0.57%

(a)	Net investment income per share was calculated using average shares outstanding.

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PIMCO TOTAL RETURN PORTFOLIO

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$12.17	$11.69	$11.50	$11.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.55	0.53	0.46	0.37
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(0.50)	0.34	0.04	(0.12)
TOTAL FROM INVESTMENT OPERATIONS		0.05	0.87	0.50	0.25
DISTRIBUTIONS:

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME		(0.46)	(0.39)	(0.30)	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.29)	—	(0.01)	(0.07)
TOTAL DISTRIBUTIONS		(0.75)	(0.39)	(0.31)	(0.07)
NET ASSET VALUE, END OF PERIOD		$11.47	$12.17	$11.69	$11.50
TOTAL RETURN		0.41%	7.56%	4.52%	2.25%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$1,353.6	$1,274.4	$1,219.1	$1,107.7
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.78%	0.79%	0.83%	0.82%
NET INVESTMENT INCOME		4.77%	4.51%	4.01%	3.13%
PORTFOLIO TURNOVER RATE		800.2%	943.9%	161.2%	344.2%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.78%	0.79%	0.83%	0.82%

(a)	Net investment income per share was calculated using average shares outstanding.

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PIMCO TOTAL RETURN PORTFOLIO

	For the years ended December 31,
Class E	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$12.21	$11.73	$11.53	$11.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.57	0.54	0.47	0.39
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(0.51)	0.35	0.05	(0.13)
TOTAL FROM INVESTMENT OPERATIONS		0.06	0.89	0.52	0.26
DISTRIBUTIONS:

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME		(0.46)	(0.41)	(0.31)	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.29)	—	(0.01)	(0.07)
TOTAL DISTRIBUTIONS		(0.75)	(0.41)	(0.32)	(0.07)
NET ASSET VALUE, END OF PERIOD		$11.52	$12.21	$11.73	$11.53
TOTAL RETURN		0.47%	7.63%	4.67%	2.33%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$88.8	$132.0	$132.5	$146.6
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.67%	0.69%	0.72%	0.72%
NET INVESTMENT INCOME		4.88%	4.61%	4.10%	3.24%
PORTFOLIO TURNOVER RATE		800.2%	943.9%	161.2%	344.2%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.67%	0.69%	0.72%	0.72%

(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Pioneer Fund Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Pioneer Fund Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

Reasonable income and capital growth.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%

Total Annual Portfolio Operating Expenses	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Pioneer Investment Management, Inc. (“Pioneer”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests substantially in equity securities, primarily of U.S. issuers. Equity securities include common stocks, convertible debt, depositary receipts, warrants, rights, preferred stocks, equity interests in real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”) that invest primarily in equity securities. The Portfolio may invest up to 20% of its net assets in REITs. The Portfolio may invest up to 20% of its total assets in debt securities of U.S. and foreign issuers and equity securities of foreign issuers.

Pioneer uses a value approach to select the Portfolio’s investments. Pioneer seeks securities that it believes are selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market timing strategies. Factors that Pioneer uses in selecting investments include, but are not limited to:

■	favorable expected returns relative to perceived risk

■	above average potential for earnings and revenue growth

■	a sustainable competitive advantage (e.g., brand name, customer base, proprietary technology, economies of scale)

■	potential to provide reasonable income

■	low market valuations relative to earnings forecast, book value, cash flow and sales

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Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Credit and Counterparty Risk.     The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below is the performance of the Portfolio’s Class A shares, the Portfolio’s oldest Class. The historical performance shown for the Portfolio’s

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Class A shares prior to May 1, 2006 is the performance of the Portfolio’s predecessor fund managed by Pioneer using the same investment objective and strategy as the Portfolio.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	3rd –2000	+17.52%
Lowest Quarter	4th – 2008	-20.24%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	23.89%	1.43%	-0.14%	—	—
Class B	—	—	—	31.32%	4-28-09
S&P 500 Index	26.46%	0.42%	-0.95%	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Pioneer is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    John A. Carey, Director of Portfolio Management and Executive Vice President of Pioneer, and Walter Hunnewell, Jr., Portfolio Manager and Vice President of Pioneer, have managed the Portfolio since 2003. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objectives, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is

Pioneer Fund Portfolio

8

downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced

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managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to

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developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objectives

The Portfolio’s stated investment objectives can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

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Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

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Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

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The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.70% of the first $200 million of such assets plus 0.65% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $2 billion plus 0.55% of such assets over $2 billion.

Effective May 1, 2009, Pioneer has agreed to reduce the subadvisory fee it charges to MetLife Advisers for managing the Portfolio. This fee change will reduce the subadvisory fee charged on the Portfolio’s average daily net assets less than or equal to $2 billion. In connection with this change in the subadvisory fee, MetLife Advisers has voluntarily agreed, at certain asset levels, to waive a portion of the management fee chargeable to the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated

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because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

PIONEER INVESTMENT MANAGEMENT, INC., 60 State Street, Boston, Massachusetts 02109, is the Subadviser to the Portfolio. Pioneer is an indirect, wholly owned subsidiary of UniCredit S.p.A., one of the largest banking groups in Italy. Pioneer provides investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2009, assets under management were approximately $             billion.

Day-to-day management of the Portfolio is the responsibility of John A. Carey, portfolio manager, and Walter Hunnewell, Jr., assistant portfolio manager. Messrs. Carey and Hunnewell are supported by Pioneer’s domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. Mr. Carey and Mr. Hunnewell may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer’s affiliate, Pioneer Investment Management Limited. Mr. Carey is director of portfolio management and an executive vice president of Pioneer. Mr. Carey joined Pioneer as an analyst in 1979. Mr. Hunnewell is a vice president of Pioneer. He joined Pioneer in August 2001 and has been an investment professional since 1985.

Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate

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accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate

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accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

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In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

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Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance

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company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

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Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

PIONEER FUND PORTFOLIO

	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$15.23	$14.63	$12.75	$12.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.21	0.15	0.13	0.13
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(5.17)	0.58	1.89	0.59
TOTAL FROM INVESTMENT OPERATIONS		(4.96)	0.73	2.02	0.72
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.14)	(0.13)	(0.14)	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		—	—	—	—
TOTAL DISTRIBUTIONS		(0.14)	(0.13)	(0.14)	—
NET ASSET VALUE, END OF PERIOD		$10.13	$15.23	$14.63	$12.75
TOTAL RETURN		(32.84)%	5.01%	15.92%	5.99%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$39.9	$46.1	$43.7	$46.0
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.96%	0.97%	1.09%	1.01%
NET INVESTMENT INCOME		1.61%	0.95%	0.98%	1.03%
PORTFOLIO TURNOVER RATE		14.3%	18.2%	28.5%	16.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY MANAGER AND BROKER REBATES:		1.04%	0.99%	1.22%	1.01%

(a)	Net investment income per share was calculated using average shares outstanding.

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PIONEER FUND PORTFOLIO

Class B	For the period from April 28, 2009 (commencement of operations) to December 31, 2009(a)

NET ASSET VALUE, BEGINNING OF PERIOD	$9.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME	0.10
NET REALIZED AND UNREALIZED LOSS	2.81
TOTAL FROM INVESTMENT OPERATIONS	2.91
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS	—
TOTAL DISTRIBUTIONS	—
NET ASSET VALUE, END OF PERIOD	$12.20
TOTAL RETURN	31.32%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)	$22.3
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	0.99%*
NET INVESTMENT INCOME	1.34%*
PORTFOLIO TURNOVER RATE	43.9%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	0.97%*

*	Annualized
**	Non-annualized
(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Pioneer Strategic Income Portfolio

Class A and Class E Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Pioneer Strategic Income Portfolio

PORTFOLIO SUMMARY:

Investment Objective

A high level of current income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class E
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	0.15%
Other Expenses	%	%

Total Annual Portfolio Operating Expenses	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class E
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Pioneer Investment Management, Inc. (“Pioneer”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in debt securities. The Portfolio has the flexibility to invest in a broad range of issuers and segments of the debt securities market. Pioneer allocates the Portfolio’s investments among the following three segments of the debt markets:

■	Below investment grade (high yield) securities of U.S. and non-U.S. issuers;

■	Investment grade securities of U.S. issuers; and

■	Investment grade securities of non-U.S. issuers.

Pioneer’s allocations among these segments of the debt markets depend upon its outlook for economic, interest rate and political trends.

The Portfolio invests primarily in:

■	Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or non-U.S. governmental entities;

■	Debt securities of U.S. and non-U.S. corporate issuers, including convertible debt; and

■	Mortgage-backed and asset-backed securities.

The Portfolio invests in securities with a broad range of maturities. Depending upon Pioneer’s allocation among market segments, up to 70% of the Portfolio’s total assets may be in high yield debt securities (commonly called “junk bonds”) rated below investment grade at the time of purchase or determined to be of equivalent quality by Pioneer. Up to 20% of the Portfolio’s total assets may be invested in debt securities rated below CCC by Standard & Poors Ratings Services or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent credit quality by Pioneer.

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Depending upon Pioneer’s allocation among market segments, up to 85% of the Portfolio’s total assets may be in debt securities of non-U.S. corporate and governmental issuers, including debt securities of corporate and governmental issuers in emerging markets. Non-U.S. investments include securities issued by non-U.S. governments, banks or corporations and certain supranational organizations, such as the World Bank and the European Union.

Pioneer considers both broad economic and issuer specific factors in selecting securities designed to achieve the Portfolio’s investment objective. In assessing the appropriate maturity, rating, sector and country weightings of the Portfolio’s securities, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once Pioneer determines the preferable portfolio characteristics, Pioneer selects individual securities based upon the terms of the securities (such as yield compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. Pioneer also employs due diligence and fundamental research to assess an issuer’s credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. In making these portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research.

The Portfolio may also invest up to 20% of its net assets in all types of equity securities.

The Portfolio may invest up to 15% of its assets in credit default swaps.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than

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investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Mortgage-backed and Asset-backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Credit Default Swap Risk.    Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The performance shown below is the performance of the Portfolio’s Class A shares, the Portfolio’s oldest Class. The historical performance shown for the Portfolio’s Class A shares prior to May 1, 2006 is the performance of the Portfolio’s predecessor funds managed by Pioneer using the same investment objective and strategy as the Portfolio.

The bar chart below shows you the performance of the Portfolio’s Class A shares for the last ten calendar years and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective June 30, 2003, Pioneer became the subadviser to the predecessor fund. Information prior to that date is attributable to the predecessor fund’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd –2003	+7.67%
Lowest Quarter	4th – 2008	-8.83%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	33.09%	6.90%	7.37%	—	—
Class E	32.76%	—	—	9.48%	4-28-08
Barclays Capital U.S. Universal Index	8.60%	5.01%	6.44%	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Pioneer is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

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Portfolio Manager.    Kenneth J. Taubes, Senior Vice President of Pioneer, has managed the Portfolio since 2003. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class E shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt

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securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities which are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it

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has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in high yield debt securities that are rated C or below, or “distressed securities,” will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Mortgage-backed and Asset-backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities are subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers largely depend on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive

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investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Credit Default Swap Risk

Credit default swap contracts, a type of derivative, involve special risks and may result in losses to the Portfolio. Credit default swaps may in some cases be illiquid, and they may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps). Where the Portfolio buys a credit default swap, the Portfolio has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. If the Portfolio’s Subadviser is incorrect in its assessment of the issuer of the referenced obligation, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not entered into a credit default swap contract.

As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. Developments in the swap market, including potential government regulation, could adversely affect the Portfolio’s ability to terminate existing credit default swap agreements or to realize amounts to be received under such agreements.

When the Portfolio is the seller of a credit default swap contract, the Portfolio effectively adds leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. Credit default swap transactions

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in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

To mitigate counterparty risk, the Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. To mitigate leveraging risk when the Portfolio is the seller of a credit default swap contract, the Portfolio will segregate or “earmark” liquid assets on its books in an amount equal to the full notational amount of the swap (less any amounts owed to the Portfolio from the buyer of the swap). Although segregation of assets will ensure that the Portfolio has assets available to satisfy its obligations with respect to the swap transaction and will limit any potential leveraging of the Portfolio’s portfolio, it will not limit the Portfolio’s exposure to loss from the swap transaction.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

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Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of

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the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield Index, Investment-Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index and the non-ERISA eligible portion of the CMBS Index.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as

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necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.60% of the first $500 million of such assets plus 0.55% of such assets over $500 million up to $1 billion plus 0.53% of such assets over $1 billion.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio manager. The portfolio manager of the Portfolio is indicated below following a brief description of the Subadviser. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

PIONEER INVESTMENT MANAGEMENT, INC., 60 State Street, Boston, Massachusetts 02109, is the Subadviser to the Portfolio. Pioneer is an indirect, wholly owned subsidiary of UniCredit S.p.A., one of the largest banking groups in Italy. Pioneer provides investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2009, assets under management were approximately $___ billion.

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Day-to-day management of the Portfolio is the responsibility of Kenneth J. Taubes. Mr. Taubes is supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio manager and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer’s affiliate, Pioneer Investment Management Limited. Mr. Taubes is responsible for overseeing the U.S. and global fixed income teams. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982.

Distribution Plan

The Portfolio has adopted for its Class E shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.25% for Class E of the average daily net assets of the Portfolio allocated to Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class E shares are limited to 0.15% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

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17

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and

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net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

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Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class E shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class E shares are subject to a Rule 12b-1 fee of 0.15% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow

Pioneer Strategic Income Portfolio

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volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

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Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class E shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

    PIONEER STRATEGIC INCOME PORTFOLIO

	For the years ended December 31,			Period ended December 31, 2006(a)(b)	For the years ended October 31,
Class A	2009(a)	2008(a)	2007(a)		2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.02	$9.46	$9.81	$9.56	$9.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.64	0.51	0.07	0.49	0.53
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(1.63)	0.12	0.04	0.15	(0.04)
TOTAL FROM INVESTMENT OPERATIONS		(0.99)	0.63	0.11	0.64	0.49
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.66)	(0.07)	(0.46)	(0.39)	(0.66)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		—	—	—	—	—
TOTAL DISTRIBUTIONS		(0.66)	(0.07)	(0.46)	(0.39)	(0.66)
NET ASSET VALUE, END OF PERIOD		$8.37	$10.02	$9.46	$9.81	$9.56
TOTAL RETURN		(10.74)%	6.65%	1.10%†	6.95%	5.17%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$317.1	$327.7	$253.8	$243	$186
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.67%	0.76%	0.85%††	0.88%	0.86%
NET INVESTMENT INCOME		6.77%	5.28%	4.56%††	5.13%	5.58%
PORTFOLIO TURNOVER RATE		45.4%	44.5%	6.4%†	33.0%	37.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.67%	0.76%	0.85%††	0.88%	N/A

†	Non-annualized
††	Annualized
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	Fiscal year end changed on November 1, 2006 from October 31 to December 31.
N/A	Not applicable

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    PIONEER STRATEGIC INCOME PORTFOLIO

Class E	For the year ended December 31, 2009(a)	For the period from April 28, 2008 (commencement of operations) to December 31, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD		$9.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
NET INVESTMENT INCOME		0.43
NET REALIZED AND UNREALIZED LOSS		(1.60)
TOTAL FROM INVESTMENT OPERATIONS		(1.17)
DISTRIBUTIONS:
DIVIDENDS FROM NET INVESTMENT INCOME		—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		—
TOTAL DISTRIBUTIONS		—
NET ASSET VALUE, END OF PERIOD		$8.34
TOTAL RETURN		(12.30)%**
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (IN MILLIONS)		$6.9
RATIOS TO AVERAGE NET ASSETS(1):
EXPENSES		0.84%*
NET INVESTMENT INCOME		6.97%*
PORTFOLIO TURNOVER RATE		45.4%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.84%*

*	Annualized
**	Non-annualized
(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

RCM Technology Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

RCM Technology Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Capital appreciation; no consideration is given to income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.88%	0.88%	0.88%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	%	%	%

Total Annual Portfolio Operating Expenses	%	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B	Class E
1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

RCM Capital Management LLC (“RCM”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s assets in common stocks of companies which utilize new, creative or different, or “innovative,” technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Portfolio identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor’s (for example, companies classified as “Information Technology” companies) and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale, use and/or service of technological products or services. Although the Portfolio emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

RCM selects stocks for the Portfolio using a “growth” style. RCM seeks to identify technology-related companies with well-defined “wealth creating” characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, RCM seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems.

The Portfolio may invest a portion of its assets in the securities of smaller capitalization companies and may invest in initial public offerings (“IPOs”). The Portfolio may invest up to 50% of its assets in foreign equity securities, including American Depositary Receipts and emerging market countries.

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The Portfolio may utilize, primarily for risk management and hedging purposes, short sales (collateralized or uncollateralized), or other derivative instruments such as stock index futures contracts, purchase and sale of put and call options and other option strategies such as spreads and straddles.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Technology Sector Risk.    Because the Portfolio concentrates its investments in companies which utilize innovative technologies, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

Concentration Risk.    Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly. Because the Portfolio concentrates its investments in companies that utilize innovative technologies, it is subject to risk particularly affecting those companies.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage,

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which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares, the Portfolio’s oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective January 14, 2005, RCM became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd – 2003	+21.50%
Lowest Quarter	3rd – 2002	-34.81%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Descriptions” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception		Inception Date
Class A	59.17%	6.53%		-2.72%	5-1-01
Class B	58.97%	6.32%		-5.19%	2-12-01
Class E	59.32%	6.42%	2.22%		11-1-01
NASDAQ Composite Index	43.89%	0.85%		-0.95%*
S&P North American Technology Sector Index	63.19%	3.75%		-2.35%*
* Index performance is from 2-12-01.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    RCM is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    Walter C. Price, CFA, Co-Portfolio Manager, Managing Director and Senior Analyst on the Global Technology Team, and Huachen Chen, CFA, Co-Portfolio Manager and a Senior Portfolio Manager with RCM, have managed the Portfolio since 2005. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks

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of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Technology Sector Risk

The Portfolio’s investments in companies which utilize innovative technologies make it subject to the risks particularly affecting those companies. These risks include, but are not

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limited to, the risks of short production cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility, limited operating histories and management experience and patent and other intellectual property considerations. Technology companies are also affected by the risk that new equipment, products and services will not be commercially successful, or will become quickly obsolete.

Concentration Risk

A Portfolio that invests a substantial portion of its assets (“concentrates”) in a particular market, industry, group of industries, country, region, group of countries, asset class or sector generally is subject to greater risk than a portfolio that invests in a more diverse investment portfolio. In addition, the value of such a Portfolio is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector. This is because, for example, issuers in a particular market, industry, region or sector often react similarly to specific economic, market, regulatory, or political developments.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or, if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and

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government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Leveraging Risk

Derivatives and other transactions in which the Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

The Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Although the segregation of assets will generally ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction creating leverage and will place a limit on the amount of leverage the Portfolio will employ, it will not limit the Portfolio’s exposure to loss from the transaction.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase

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as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its principal investment strategies.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the

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securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Descriptions

The NASDAQ Composite Index is a market-value weighted index of all common stocks listed on NASDAQ.

The S&P North American Technology Sector Index is an unmanaged index providing investors with a suite of equity benchmarks for U.S. traded technology-related securities.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

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As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.88% of the first $500 million of such assets plus 0.85% of such assets over $500 million.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

RCM CAPITAL MANAGEMENT LLC, a subsidiary of Allianz Global Investors AG, Suite 2900, Four Embarcadero Center, San Francisco, California 94111, is the Subadviser to the Portfolio. Originally founded in 1970, RCM provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. RCM is an indirect subsidiary of Allianz SE. As of December 31, 2009, RCM had over $         billion in assets under management.

Walter C. Price, CFA, Co-Portfolio Manager, is a Managing Director and Senior Analyst on the Global Technology Team. Mr. Price joined RCM in 1974. Huachen Chen, CFA, Co-Portfolio Manager, is a Senior Portfolio Manager with RCM. Mr. Chen joined RCM in 1984.

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Distribution Plans

The Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B and Class E shares are limited to 0.25% and 0.15%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the

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Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and

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annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B and Class E shares of the Portfolio only to the separate accounts of MetLife to fund

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Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B and Class E shares are subject to a Rule 12b-1 fee of 0.25% and 0.15%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such

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monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to

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accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair

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value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A, Class B and Class E shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

RCM TECHNOLOGY PORTFOLIO

	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$6.82	$5.39	$5.11	$4.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)		0.00(b)	(0.01)	(0.03)	(0.03)
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(2.19)	1.66	0.31	0.56
TOTAL FROM INVESTMENT OPERATIONS		(2.19)	1.65	0.28	0.53
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME	( )	(0.72)	—	—	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS	( )	(1.51)	(0.22)	—	(0.04)
TOTAL DISTRIBUTIONS	( )	(2.23)	(0.22)	—	(0.04)
NET ASSET VALUE, END OF PERIOD		$$2.40	$6.82	$5.39	$5.11
TOTAL RETURN	%	(44.25)%	31.67%	5.48%	11.35%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$31.0	$64.8	$184.8	$129.3
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	0.95%	0.95%	1.02%	1.10%
NET INVESTMENT INCOME (LOSS)%		0.00%	(0.20)%	(0.57)%	(0.69)%
PORTFOLIO TURNOVER RATE		181.1%	206.8%	265.0%	290.7%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	0.97%	0.97%	1.06%*	1.19%

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
(a)	Net investment income (loss) per share was calculated using average shares outstanding.
(b)	Rounds to less than $0.005 per share.

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RCM TECHNOLOGY PORTFOLIO

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$6.72	$5.32	$5.05	$4.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT LOSS		(0.01)	(0.03)	(0.04)	(0.04)
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(2.15)	1.65	0.31	0.55
TOTAL FROM INVESTMENT OPERATIONS		(2.16)	1.62	0.27	0.51
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME	( )	(0.71)	—	—	—
DISTRIBUTIONS FORM NET REALIZED CAPITAL GAINS	( )	(1.51)	(0.22)	—	(0.04)
TOTAL DISTRIBUTIONS	( )	(2.22)	(0.22)	—	(0.04)
NET ASSET VALUE, END OF PERIOD		$$2.34	$6.72	$5.32	$5.05
TOTAL RETURN	%	(44.45)%	31.52%	5.35%	11.01%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$83.7	$160.4	$91.9	$86.5
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	1.20%	1.24%	1.28%	1.35%
NET INVESTMENT LOSS	%	(0.25)%	(0.51)%	(0.83)%	(0.95)%
PORTFOLIO TURNOVER RATE		181.1%	206.8%	265.0%	290.7%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT TO THE MANAGER AND BROKER REBATES:	%	1.22%	1.27%	1.31%*	1.44%

*	Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
(a)	Net investment loss per share was calculated using average shares outstanding.
(b)	Rounds to less than $0.005 per share.

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RCM TECHNOLOGY PORTFOLIO

	For the years ended December 31,
Class E	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$6.76	$5.34	$5.07	$4.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT LOSS		(0.01)	(0.03)	(0.04)	(0.04)
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(2.16)	1.67	0.31	0.56
TOTAL FROM INVESTMENT OPERATIONS		(2.17)	1.64	0.27	0.52
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME	( )	(0.72)	—	—	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS	( )	(1.51)	(0.22)	—	(0.04)
TOTAL DISTRIBUTIONS:	( )	(2.23)	(0.22)	—	(0.04)
NET ASSET VALUE, END OF PERIOD		$$2.36	$6.76	$5.34	$5.07
TOTAL RETURN	%	(44.49)%	31.78%	5.33%	11.21%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$11.2	$27.1	$16.7	$18.6
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	1.09%	1.14%	1.18%	1.25%
NET INVESTMENT LOSS	%	(0.15)%	(0.42)%	(0.74)%	(0.85)%
PORTFOLIO TURNOVER RATE		181.1%	206.8%	265.0%	290.7%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT TO THE MANAGER AND BROKER REBATES:	%	1.12%	1.18%	1.21%*	1.34%

*	Excludes effect of deferred expense reimbursement
(a)	Net investment loss per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Rainier Large Cap Equity Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Rainier Large Cap Equity Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Maximize long-term capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.67%	0.67%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%

Total Annual Portfolio Operating Expenses	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Rainier Investment Management, Inc. (“Rainier”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily (at least 80% of the Portfolio’s assets) in the common stock of large capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. Rainier considers large capitalization companies to be those with market capitalizations of at least $3 billion at the time of investment. The Portfolio may invest in common stock of companies of all sizes, including small capitalization companies. Investments in companies with market capitalization below $3 billion will normally comprise 20% or less of the Portfolio. The Portfolio will normally be invested in approximately 75 to 150 securities. The Portfolio may invest up to 25% of its assets in foreign securities. Currently Rainier intends to invest only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts.

Rainier refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, Rainier compares the Portfolio’s economic sector weightings to a broad index, such as the S&P 500 Index, and normally avoids extreme overweighting or underweighting relative to that Index.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not

3

federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in this Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd –2008	+0.59%
Lowest Quarter	4th – 2008	-24.41%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Descriptions” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception	Inception Date
Class A	23.68%	-13.96%	11-01-07
Class B	23.25%	-14.17%	11-01-07
Russell 1000 Index	28.43%	-11.77%	—
Russell 1000 Growth Index	37.21%	-9.23%	—

For information on Rainier Investment Management, Inc.’s prior performance with a comparable fund, please see “Management—The Subadviser” in this Prospectus.

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Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Rainier is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    James R. Margard, CFA (lead manager), Chief Investment Officer and Director of Equity Management, Daniel M. Brewer, CFA, Senior Portfolio Manager, Mark W. Broughton, CFA, Senior Portfolio Manager, Stacie L. Cowell, CFA, Senior Portfolio Manager, Mark H. Dawson, CFA, Senior Portfolio Manager, Andrea L. Durbin, CFA, Senior Portfolio Manager, and Peter M. Musser, CFA, Senior Portfolio Manager. The team has managed the Portfolio since inception, with the exception of Ms. Durbin who began managing the Portfolio in 2008. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks

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of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Descriptions

The Russell 1000 Index is a widely recognized unmanaged index that measures the stock performance of the 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.70% of the first $150 million of such assets plus 0.675% of such assets over $150 million up to $300 million plus 0.65% of such assets over $300 million up to $1 billion plus 0.60% of such assets over $1 billion.

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A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

RAINIER INVESTMENT MANAGEMENT, INC., 601 Union Street, Suite 2801, Seattle, Washington 98101, is the Subadviser to the Portfolio. Rainier provides investment advisory services for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments and registered mutual funds. As of December 31, 2009, Rainier had aggregate assets under management of approximately $___ billion. Rainier uses a team approach to investment management. The individual members of the team are:

■

James R. Margard, CFA (lead manager), Chief Investment Officer and Director of Equity Management, has been with Rainier since 1985 and has final authority relating to asset allocation, equity selection and portfolio weightings.

■	Daniel M. Brewer, CFA, Senior Portfolio Manager, has been with Rainier since 2000.

■	Mark W. Broughton, CFA, Senior Portfolio Manager, has been with Rainier since 2002.

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■

Stacie L. Cowell, CFA, Senior Portfolio Manager, has been with Rainier since 2006. Prior to joining Rainier, Ms. Cowell was a senior vice president and lead portfolio manager at Invesco Funds Group from 1996 to 2004 and an analyst at Kennedy Capital Management in 2005.

■	Mark H. Dawson, CFA, Senior Portfolio Manager, has been with Rainier since 1996.

■	Andrea L. Durbin, CFA, Senior Portfolio Manager, has been with Rainier since 2002.

■	Peter M. Musser, CFA, Senior Portfolio Manager, has been with Rainier since 1994.

Prior Experience With Comparable Fund

The Portfolio and the Large Cap Equity Portfolio, a retail mutual fund which is also advised by Rainier, have substantially similar investment objectives, policies and strategies. Since the Portfolio commenced operations in November 2007, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Rainier, performance information regarding the Large Cap Equity Portfolio is presented. Management fees paid by the Large Cap Equity Portfolio are greater than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Large Cap Equity Portfolio, the average annual return during the period would have been higher than the returns set forth below. This result assumes that the current management fee paid by the Large Cap Equity Portfolio, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of the Large Cap Equity Portfolio will vary.

The table below compares the Large Cap Equity Portfolio’s average annual compounded total returns for the 1-, 5- and 10-year periods through December 31, 2009 with the S&P 500 Index and the Russell 1000 Growth Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years
Large Cap Equity Portfolio – Institutional shares	%	%	%
S&P 500 Index	%	%	%
Russell 1000 Growth Index	%	%	%

Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the

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Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

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The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying

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those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to

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the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

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If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may

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be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end

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investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for its period of operation. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

    RAINIER LARGE CAP EQUITY PORTFOLIO

	For the years ended December 31,		For the period from November 1, 2007 (commencement of operations) to December 31, 2007(a)
Class A	2009(a)	2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.00	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.07	0.01
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.20)	0.00†
TOTAL FROM INVESTMENT OPERATIONS		(4.13)	0.01
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		—	(0.01)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.10)	—
TOTAL DISTRIBUTIONS		(0.10)	(0.01)
NET ASSET VALUE, END OF PERIOD		$5.77	$10.00
TOTAL RETURN		(41.70)%	0.09%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$519.8	$771.8
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.69%	0.75%*
NET INVESTMENT INCOME		0.85%	0.71%*
PORTFOLIO TURNOVER RATE		97.5%	11.2%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.70%	0.75%*

*	Annualized
**	Non-annualized
†	Rounds to less than $0.005 per share.
(a)	Net investment income per share was calculated using average shares outstanding.

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RAINIER LARGE CAP EQUITY PORTFOLIO

	For the years ended December 31,		For the period from November 1, 2007 (commencement of operations) to December 31, 2007(a)
Class B	2009(a)	2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$10.00	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.05	0.00†
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.19)	0.01
TOTAL FROM INVESTMENT OPERATIONS		(4.14)	0.01
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		—	(0.01)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.10)	—
TOTAL DISTRIBUTIONS		(0.10)	(0.01)
NET ASSET VALUE, END OF PERIOD		$5.76	$10.00
TOTAL RETURN		(41.80)%	0.07%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$30.5	$8.0
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.94%	1.02%*
NET INVESTMENT INCOME		0.63%	0.27%*
PORTFOLIO TURNOVER RATE		97.5%	11.2%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.96%	1.04%*

*	Annualized
**	Non-annualized
†	Rounds to less than $0.005 per share.
(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

SSgA Growth ETF Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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SSgA Growth ETF Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, as adjusted to assume that current contractual fees and expenses were in effect for all of 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies known as exchange-traded funds in which the Portfolio invests (the “Underlying ETFs”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	%	%	%
Acquired Fund Fees and Expenses (Expenses of Underlying ETFs and Other Investment Companies)%		%	%

Total Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses Before Expense Waiver	%	%	%
Contractual Expense Waiver*	%	%	%

Total Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses After Expense Waiver	%	%	%

*	Under an Expense Limitation Agreement, the total direct Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 0.40%, 0.65% and 0.55%, respectively, for the period ending April 30, 2011.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying ETFs and other investment companies, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all expense limitations remain in effect only for the period ending April 30, 2011. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B	Class E
1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

SSgA Funds Management, Inc. (“SSgA FM”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in Underlying ETFs. The Portfolio allocates its assets among various asset classes. SSgA FM establishes specific investment percentages for the asset classes and then selects the Underlying ETFs in which the Portfolio invests.

The Portfolio is based on the asset allocation guidelines of SSgA FM’s Asset Allocation group’s growth model portfolio. The Portfolio invests a significant portion of its assets in Underlying ETFs that invest primarily in the U.S. and international equity markets with moderate allocations to Underlying ETFs that invest primarily in fixed income securities considered to reduce portfolio volatility in difficult market environments. This model may be appropriate for investors with above-average risk tolerance.

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In an effort to achieve its investment objective and reduce portfolio volatility over an intermediate-term cycle, equity investments are allocated across a range of asset classes, which can include, but are not limited to: large, mid and small cap, real estate investment trust (“REIT”), and foreign developed and emerging market securities. Allocations to fixed income asset classes may include inflation protected government (both U.S. and foreign), investment grade corporate and high-yield funds.

The following chart describes the strategic target allocations, as of May 1, 2010, among the range of equities, fixed income and cash/money market securities for the Portfolio. You should note that these percentages may not directly correspond to investment in the Underlying ETFs because each Underlying ETF may contain various subsets of an asset class (e.g., large cap and mid cap equity securities), and the percentages are subject to review and modification by SSgA FM.

Asset Class		Target Allocation
Equities	80%
U.S. Large Cap		35%
U.S. Mid Cap		5%
U.S. Small Cap		5%
International Equity		20%
International Small Cap		3%
Emerging Market Equity		7%
Real Estate Investment Trusts		3%
International Real Estate Investment Trusts		2%
Fixed Income	18%
U.S. Fixed Income		10%
High Yield		5%
Treasury Inflation-Protected Securities		3%
Cash/Cash Equivalents	2%

Although the Portfolio will invest new assets and reinvest dividends based on the target allocations at such time, the Portfolio’s allocations could change substantially over time as the Underlying ETFs’ asset values change due to market movements and portfolio management decisions.

The Portfolio currently seeks to achieve capital growth through its investments in Underlying ETFs that invest primarily in equity securities of large U.S. and foreign companies.

The Portfolio currently seeks to reduce portfolio volatility through its investments in Underlying ETFs that invest primarily in domestic investment-grade fixed income securities.

Model allocations are reviewed by SSgA FM’s Asset Allocation group at least monthly and will be adjusted as the market and economic outlook changes. Generally, any changes among asset classes will be within a range of plus or minus 5 percentage points per asset class per quarter; however, SSgA FM may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but more importantly on future risk/return expectations. SSgA FM reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.

Although the Portfolio currently invests primarily in Underlying ETFs, it may also invest in other types of securities, including open-end investment companies such as high yield bond funds and cash equivalents such as money market funds or repurchase agreements. In addition, SSgA FM may choose to achieve a targeted allocation to cash by entering into repurchase agreements, directly purchasing money market instruments, or purchasing Underlying ETFs that invest in cash securities.

For additional information about the Portfolio’s investment strategies and the actual allocation percentages of the Portfolio’s investments in the Underlying ETFs as of the end of the prior quarter, please see “Additional Information About the Portfolio’s Investment Strategies” in this Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying

SSgA Growth ETF Portfolio

4

ETFs may be adversely affected if the Underlying ETFs are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying ETFs) include:

Market Risk.    An Underlying ETF’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying ETF.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style.

Credit and Counterparty Risk.    The value of an Underlying ETF’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying ETF fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying ETF files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying ETF.

Interest Rate Risk.    The value of an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates decline.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors over which the Portfolio’s assets are allocated. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

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The bar chart below shows you the performance of the Portfolio’s Class B shares, the Portfolio’s oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective September 2, 2008, SSgA FM became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	4th –2006	+6.45%
Lowest Quarter	4th – 2008	-17.39%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Descriptions” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception	Inception Date
Class A	29.51%	-0.33%	5-1-06
Class B	29.10%	1.42%	10-3-05
Class E	29.35%	-0.47%	5-1-06
MSCI ACWI (All Country World Index) (net)	34.63%	1.96%*
SSgA Growth ETF Benchmark	47.48%	4.50%*
* Index performance is from 10-3-05.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    SSgA Funds Management, Inc. is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadviser” in the Statement of Additional Information.

Portfolio Managers.    Alistar Lowe, a Principal of SSgA FM and the Chief Investment Officer of Multi-Asset Class Solutions and Currency, and Daniel Farley, CFA, a Principal of SSgA FM and head of the U.S. Asset Allocation Team, have managed the Portfolio since 2008. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying ETFs is directly related to the performance of the Underlying ETFs. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying ETFs and the ability of the Underlying ETFs to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying ETF fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs. There can be no assurance that the investment objective of the Portfolio or any Underlying ETF will be achieved.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying ETFs) include:

Market Risk

An Underlying ETF’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying ETF’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying ETF could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying ETF will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be

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negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by an Underlying ETF could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying ETF’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, an Underlying ETF’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying ETF may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent an Underlying ETF owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying ETF’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying ETF to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying ETF’s foreign currency or securities holdings. Although an Underlying ETF may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying ETF.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable.

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Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying ETF that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style. An Underlying ETF may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

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Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying ETF’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If an Underlying ETF invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Underlying ETF fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

An Underlying ETF may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Underlying ETF. If an Underlying ETF engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying ETF.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For an Underlying ETF that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of an Underlying ETF’s fixed income investments will affect the volatility of the Underlying ETF’s share price.

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Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. An Underlying ETF may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if an Underlying ETF paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities which are rated below “investment grade” or are not rated but are of equivalent quality. An Underlying ETF with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than an Underlying ETF that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Underlying ETF’s adviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Underlying ETF.

An Underlying ETF that invests in high yield debt securities generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

An Underlying ETF that invests in high yield debt securities that are rated C or below, or “distressed securities,” will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. An Underlying ETF may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. An Underlying ETF investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Additional Indirect Risks of Investing in the Portfolio

The returns from the types of securities in which an Underlying ETF invests may underperform returns from the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

The shares of the Underlying ETFs may trade at a premium or discount to their net asset value. The market value of Underlying ETF shares may differ from the shares’ net asset value. The net asset value of Underlying ETF shares fluctuate with the changes in the market value of the Underlying ETF’s holdings, while the trading price of Underlying ETF shares fluctuate in accordance with changes in net asset value as well as market supply and demand.

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The Underlying ETFs may be non-diversified and, therefore, may hold fewer securities than a diversified ETF. As a result, the Underlying ETFs may be more sensitive to the risks associated with those securities or to any single economic, business, political, or regulatory occurrence.

Another area of risk involves the potential focus of an Underlying ETF’s assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If an Underlying ETF invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Underlying ETF’s share price may fluctuate more widely than the value of shares of an ETF that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Portfolio may invest in more heavily will vary. Moreover, an Underlying ETF that invests a substantial portion of its assets in related sectors may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

The Underlying ETF’s returns may deviate from those of its index. Factors such as the fees and expenses of the Underlying ETFs, imperfect correlation between an Underlying ETF’s securities and those in its index, rounding of prices, and changes to the index and to regulatory policies may affect an Underlying ETF’s ability to achieve close correlation with its index. Certain securities comprising the indices tracked by the Underlying ETFs may, from time to time, temporarily be unavailable, which may further impede the Underlying ETFs’ ability to track their applicable indices.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio was designed on established principles of asset allocation. The Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds1 (previously defined as Underlying ETFs), including, but are not limited to, Standard and Poors Depository Receipts (SPDRs®) of the SPDR Trust, Series 1, series of the Select Sector SPDR Trust, SPDR Series Trust, SPDR Index Shares Funds, iShares® Trust, iShares®, Inc., and Vanguard ETFs™ of the Vanguard® Index Funds.2 Each Underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index. Because the Portfolio invests in other investment companies rather than in individual securities, the Portfolio is considered a “fund of funds” and bears a proportionate share of the expenses charged by the Underlying ETFs in which it invests.

The Portfolio has a different allocation among various asset classes (including large, mid and small capitalization, domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). In addition, SSgA FM may also make allocations to investments in other asset classes. Such asset classes could include, but are not limited to, commodities (through investments such as exchange-traded notes), sectors, international bonds, and country/regional investment vehicles. SSgA FM establishes specific investment percentages for the asset classes and then selects the Underlying ETFs in which the Portfolio invests based on, among other factors, the historical performance of each Underlying ETF and/or asset class, future risk/return expectations, and SSgA FM’s outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income Underlying ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.

SSgA FM may choose to achieve a target allocation to cash by entering into repurchase agreements, directly purchasing money market instruments, or purchasing Underlying ETFs that invest in cash securities. SSgA FM may add new Underlying ETFs or replace existing

[1]

Exchange-traded funds are passively managed investment companies that hold a portfolio of common stocks, bonds or other securities designed to track the performance of a certain market index or market sector, such as the S&P 500 Index. An exchange-traded fund is a fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price. An Underlying ETF holds the same stocks or bonds as the index it tracks (or a sampling of the stocks or bonds that are represented by that index in a proportion meant to track the performance of the entire index), so its market price generally reflects the value of the index at any given time. Exchange-traded funds are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees and marketing expenses. Therefore, exchange-traded fund shareholders pay their proportionate share of these expenses. such as operating expenses, licensing fees, registration fees, trustees fees and marketing expenses. Therefore, exchange-traded fund shareholders pay their proportionate share of these expenses.

[2]

iShares® is a registered mark of Barclays Global Investors, N.A. (“BGI”). The Portfolio is not sponsored, endorsed, sold, or promoted by BGI. BGI makes no representations or warranties to the shareholders of the Portfolio or any member of the public regarding the advisability of investing in the Portfolio or the iShares Trust or iShares, Inc. BGI has no obligation or liability in connection with the operation, marketing, or trading of the Portfolio.

SPDRs® is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use by PDR Services LLC (“PDR”) and the NYSE Alternext US LLC in connection with the listing and trading of SPDRs on the NYSE Arca, Inc. The Portfolio is not sponsored, sold or endorsed by S&P, a division of The McGraw-Hill Companies, Inc., and S&P makes no representation regarding the advisability of investing in the Portfolio. The Portfolio is not sponsored, endorsed, sold, or promoted by PDR. PDR makes no representations or warranties to the shareholders of the Portfolio or any member of the public regarding the advisability of investing in the Portfolio or the SPDRs. PDR has no obligation or liability in connection with the operation, marketing, or trading of the Portfolio.

Vanguard® and Vanguard ETFs™ are trademarks of The Vanguard Group, Inc. (“Vanguard”). The Portfolio is not sponsored, endorsed, sold, or promoted by Vanguard. Vanguard makes no representations or warranties to the shareholders of the Portfolio or any member of the public regarding the advisability of investing in the Portfolio or the Vanguard ETFs™. Vanguard has no obligation or liability in connection with the operation, marketing, or trading of the Portfolio.

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Underlying ETFs at its discretion. SSgA FM intends to invest the Portfolio’s assets primarily in Underlying ETFs, but is not limited to these types of investments and may invest in other types of securities, including repurchase agreements, exchange-traded notes and other open-end investment companies, including high yield bond funds and money market funds.

SSgA FM will regularly review the Portfolio’s asset allocation among equities, fixed income, cash/cash equivalents and other asset classes, including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. Generally, it is anticipated that changes among the asset classes will be within a range of plus or minus 5 percentage points per quarter; however, SSgA FM may at times make larger allocation changes if it believes market conditions warrant a larger change.

Because the Portfolio invests in Underlying ETFs, you should look for information about these Underlying ETFs in the applicable Underlying ETF prospectuses. Investors may be able to realize lower aggregate expenses by investing directly in the retail Underlying ETFs instead of the Portfolio, however, the Underlying ETFs are not available as investment options under the Contracts and you would not have the potential to benefit from the allocation services provided by SSgA FM.

The actual allocation percentages of the Portfolio’s investments as of the end of the prior quarter in the Underlying ETFs are generally available for the Portfolio at the following website—www.metlifeinvestors.com. Upon accessing the website, click on “Individuals Enter Here” section, then click on “Learn more about MetLife Investors”, then click on “Met Investors Series Trust”, then click on “SSgA ETF Asset Allocation Portfolios” where you will find actual allocations for the Portfolio. This information is generally posted to the website on or about the first business day of the second month following the calendar quarter. The Trust may exclude any portion of this information from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above.

The Portfolio will invest new assets and reinvest dividends based on the Portfolio’s target allocations at such time. However, the Portfolio’s allocations could change substantially over time as the Underlying ETFs’ asset values change due to market movements and portfolio management decisions.

SSgA FM has broad discretion to allocate and reallocate the assets of the Portfolio among Underlying ETFs consistent with the Portfolio’s investment objective and policies and target allocations. SSgA FM may allocate or reallocate a portion of the Portfolio’s assets into an Underlying ETF for which SSgA FM serves as investment adviser or in the case of an Underlying ETF that is a unit investment trust for which State Street Bank and Trust Company (“SSB”), an affiliate of SSgA FM, serves as trustee (collectively, “Affiliated Underlying ETFs”). SSgA FM or SSB receives investment advisory fees or trustee fees from Affiliated Underlying ETFs, and therefore, on occasions where SSgA FM allocates the Portfolio assets to an Affiliated Underlying ETF, in addition to the advisory fee charged to the Portfolio for asset allocation services, the Portfolio will also pay SSgA FM or SSB its proportionate share of the advisory fee or trustee fee charged to the Affiliated Underlying ETF. In this regard, SSgA FM has an incentive to select and invest the Portfolio’s assets in Affiliated Underlying ETFs. Also, SSgA FM may believe that certain Affiliated Underlying ETFs could benefit from additional assets or could be harmed by redemptions. As a fiduciary,

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SSgA FM is obligated to disregard these considerations and has adopted policies and procedures reasonably designed to ensure that Underlying ETFs are selected based on the investment objective and strategies of the Portfolio and without consideration of any benefit to SSgA FM or SSB in connection with making such investments.

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying ETFs have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying ETF’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio and Underlying ETFs invest in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some Underlying ETFs invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

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The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving

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additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Descriptions

The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed and emerging markets.

The SSgA Growth ETF Benchmark is comprised of 35% S&P 500 Index, 5% S&P Mid Cap Index, 5% S&P 600 Index, 20% MSCI World ex. U.S. (net), 3% S&P/Citigroup World Ex. U.S. Range <2 billion USD Index (Gross), 7% MSCI Emerging Markets (EMF) Index (net), 3% MSCI U.S. REIT Index, 2% Dow Jones Wilshire Ex-U.S. Real Estate Securities Index, 10% Barclays Capital U.S. Aggregate Bond Index, 5% Barclays Capital High Yield Very Liquid Index, 3% Barclays Capital U.S. TIPS Index, and 2% Barclays Capital 1-3 Month U.S. Treasury Bill Index.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

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As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.33% of the first $500 million of such assets plus 0.30% of such assets over $500 million.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

Expense Limitation Agreement

In the interest of limiting expenses of the Portfolio until April 30, 2011, MetLife Advisers has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, MetLife Advisers has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio, other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), are limited to 0.40%, 0.65% and 0.55% of average daily net assets for Class A, Class B and Class E shares, respectively, of the Portfolio.

The Portfolio may at a later date reimburse to MetLife Advisers the management fees waived or reduced and other expenses assumed and paid by MetLife Advisers pursuant to the Expense Limitation Agreement provided the Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual operating expenses of the Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio’s total annual operating expenses are less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees.

The total amount of reimbursement to which MetLife Advisers may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by MetLife Advisers and (ii) all other payments previously remitted by MetLife Advisers to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to MetLife Advisers with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by MetLife Advisers to the Portfolio.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser.

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The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

SSgA FUNDS MANAGEMENT, INC., State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, is the Subadviser to the Portfolio. SSgA FM is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2009, SSgA FM had over $             billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. With over $             trillion under management as of December 31, 2009, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

The Portfolio is managed by the SSgA Asset Allocation Team. Key professionals primarily involved in the day-to-day portfolio management for the Portfolio include Alistair Lowe and Daniel Farley, CFA.

Mr. Lowe is an Executive Vice President of SSgA, a Principal of SSgA FM and the Chief Investment Officer of Multi-Asset Class Solutions and Currency, responsible for the management and development of asset allocation and currency strategies for institutional clients worldwide. Previously, Mr. Lowe was head of the Investor Solutions Group at SSgA, which specializes in tax-efficient indexing and efficient implementation of active equity strategies. He is a member of SSgA’s Executive Management Group. Mr. Lowe joined SSgA in 1996.

Mr. Farley is a Managing Director of SSgA, a Principal of SSgA FM and the head of SSgA’s U.S. Asset Allocation Team. In this role, he is responsible for the firm’s strategic/tactical asset allocation and exposure management clients in the U.S. He is also a senior portfolio manager, assisting clients in the development of strategic investment policy as well as managing tactical and static asset allocation portfolios. Prior to joining Global Asset Allocation, Mr. Farley led the investment team for the firm’s Charitable Asset Management group. Mr. Farley joined SSgA in 1992.

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Distribution Plans

The Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B and Class E shares are limited to 0.25% and 0.15%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Fund of Funds Structure

Each Underlying ETF will have other shareholders, each of whom will pay their proportionate share of the Underlying ETF’s expenses. As a shareholder of an Underlying ETF, the Portfolio will have the same voting rights as other shareholders.

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Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) complete portfolio holdings for the Portfolio and (ii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. The information regarding the Portfolio’s holdings will be posted on or about ten (10) business days following the end of each calendar quarter.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

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In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

The assets of the Portfolio will consist primarily of the Underlying ETFs, which may be owned in part by persons other than those permitted to own interests in the Portfolio. Accordingly, each Underlying ETF is considered an “asset” of the Portfolio, and the Portfolio will need to be sure that no more than 55% of its assets are represented by one Underlying ETF, no more than 70% by any two Underlying ETFs, and so forth, in order that the Contracts will meet the diversification requirements of section 817(h). Compliance with the tax requirements described above may result in a reduction in the return under the Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what SSgA FM might otherwise believe to be desirable. See the prospectus for the relevant Contract.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

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Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B and Class E shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B and Class E shares are subject to a Rule 12b-1 fee of 0.25% and 0.15%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could

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potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term

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investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in an Underlying ETF that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying ETFs that may be adversely affected by price arbitrage include those Underlying ETFs that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying ETF invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying ETF calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Underlying ETF share prices that are based on closing prices of foreign securities established some time before the Underlying ETF calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying ETF is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying ETF shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

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Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company, or, in the case of an Underlying ETF, the closing market quotations for its shares. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A, Class B and Class E shares’ financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

    SSgA GROWTH ETF PORTFOLIO

	For the years ended December 31,			For the Period from May 1, 2006 (Commencement of Operations) to December 31, 2006(a)
Class A	2009(a)	2008(a)	2007(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$12.09	$11.39	$10.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.24	0.22	0.25
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.09)	0.48	0.53
TOTAL FROM INVESTMENT OPERATIONS		(3.85)	0.70	0.78
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.19)	—	(0.12)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.24)	—	(0.03)
TOTAL DISTRIBUTIONS		(0.43)	—	(0.15)
NET ASSET VALUE, END OF PERIOD		$7.81	$12.09	$11.39
TOTAL RETURN		(32.84)%	6.15%	7.20%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$1.0	$1.5	$0.3
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.50%(b)	0.53%(b)	0.57%(b)††
NET INVESTMENT INCOME		2.35%(c)	1.85%(c)	3.33%(c)††
PORTFOLIO TURNOVER RATE		140.3%	20.2%	27.7%†
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.52%(d)	0.54%(d)	0.63%††

†	Non-annualized
††	Annualized
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.
(d)	Excludes effect of deferred expense reimbursement.

SSgA Growth ETF Portfolio

28

SSgA GROWTH ETF PORTFOLIO

	For the years ended December 31,				For the Period from October 1, 2005 (Commencement of Operations) to December 31, 2005(a)
Class B	2009(a)	2008(a)	2007(a)	2006(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$12.06	$11.39	$10.14	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.20	0.15	0.13	0.10
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.07)	0.52	1.28	0.10
TOTAL FROM INVESTMENT OPERATIONS		(3.87)	0.67	1.41	0.20
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.16)	—	(0.12)	(0.06)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.24)	—	(0.04)	—
TOTAL DISTRIBUTIONS		(0.40)	—	(0.16)	(0.06)
NET ASSET VALUE, END OF PERIOD		$7.79	$12.06	$11.39	$10.14
TOTAL RETURN		(32.97)%	5.88%	13.85%	2.04%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$153.2	$253.7	$235.3	$11.6
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.75%(b)	0.77%(b)	0.80%(b)	0.80%(b)††
NET INVESTMENT INCOME		1.99%(c)	1.25%(c)	1.21%(c)	3.85%(c)††
PORTFOLIO TURNOVER RATE		140.3%	20.2%	27.7%	6.2%†
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT AND BY THE MANAGER AND BROKER REBATES:		0.77%(d)	0.78%(d)	0.82%	2.59%††

†	Non-annualized
††	Annualized
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.
(d)	Excludes effect of expense reimbursement.

SSgA Growth ETF Portfolio

29

    SSgA GROWTH ETF PORTFOLIO

	For the years ended December 31,			For the Period from May 1, 2006 (Commencement of Operations) to December 31, 2006(a)
Class E	2009(a)	2008(a)	2007(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$12.07	$11.39	$10.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.23	0.21	0.18
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.09)	0.47	0.60
TOTAL FROM INVESTMENT OPERATIONS		(3.86)	0.68	0.78
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.18)	—	(0.12)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.24)	—	(0.03)
TOTAL DISTRIBUTIONS		(0.42)	—	(0.15)
NET ASSET VALUE, END OF PERIOD		$7.79	$12.07	$11.39
TOTAL RETURN		(32.91)%	5.97%	7.15%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$2.7	$3.5	$1.2
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.65%(b)	0.68%(b)	0.72%(b)††
NET INVESTMENT INCOME		2.28%(c)	1.70%(c)	2.38%(c)††
PORTFOLIO TURNOVER RATE		140.3%	20.2%	27.7%†
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.67%(d)	0.69%(d)	0.77%††

†	Non-annualized
††	Annualized
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.
(d)	Excludes effect of deferred expense reimbursement.

SSgA Growth ETF Portfolio

30

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

SSgA Growth and Income ETF Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

SSgA Growth and Income ETF Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Growth of capital and income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, as adjusted to assume that current contractual fees and expenses were in effect for all of 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance or variable annuity contract (the “Contract”) but do reflect the fees and expenses of the investment companies known as exchange-traded funds in which the Portfolio invests (the “Underlying ETFs”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	%	%	%
Acquired Fund Fees and Expenses (Expenses of Underlying ETFs and Other Investment Companies)%		%	%

Total Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses Before Expense Waiver	%	%	%
Contractual Expense Waiver*	%	%	%

Total Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses After Expense Waiver	%	%	%

*	Under an Expense Limitation Agreement, the total direct Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 0.37%, 0.62% and 0.52%, respectively, for the period ending April 30, 2011.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio, including the cost of investing in the Underlying ETFs and other investment companies, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all expense limitations remain in effect only for the period ending April 30, 2011. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B	Class E
1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

SSgA Funds Management, Inc. (“SSgA FM”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in Underlying ETFs. The Portfolio allocates its assets among various asset classes. SSgA FM establishes specific investment percentages for the asset classes and then selects the Underlying ETFs in which the Portfolio invests.

The Portfolio is based on the asset allocation guidelines of the SSgA FM’s Asset Allocation group’s moderate model portfolio. The Portfolio is managed for total return and invests a significant portion of its assets in Underlying ETFs that invest in U.S. equity and fixed income securities. This model may be appropriate for investors with an average risk tolerance.

In an effort to achieve its investment objective and reduce portfolio volatility over an intermediate-term cycle, the Portfolio’s equity investments may be allocated across a range of asset classes which can include, but are not limited to: large, mid and small cap, real estate investment trust (“REIT”), and foreign developed and emerging market equity funds, with fixed income allocations to government, inflation protected government (both U.S. and foreign), investment-grade corporate and high-yield funds.

The following chart describes the strategic target allocations, as of May 1, 2010, among the range of equities, fixed income and cash/money market securities for the Portfolio. You should note that these percentages may not directly correspond to investment in the Underlying ETFs because each Underlying ETF may contain various subsets of an asset class (e.g., large cap and mid cap equity securities), and the percentages are subject to review and modification by SSgA FM.

Asset Class		Target Allocation
Equities	60%
U.S. Large Cap		30%
U.S. Mid Cap		2%
U.S. Small Cap		3%
International Equity		13%
International Small Cap		2%
Emerging Market Equity		5%
Real Estate Investment Trusts		3%
International Real Estate Investment Trusts		2%
Fixed Income	38%
U.S. Fixed Income		23%
High Yield		10%
Treasury Inflation-Protected Securities		5%
Cash/Cash Equivalents	2%

Although the Portfolio will invest new assets and reinvest dividends based on the target allocations at such time, the Portfolio’s allocations could change substantially over time as the Underlying ETFs’ asset values change due to market movements and portfolio management decisions.

The Portfolio currently seeks to achieve capital growth through its investments in Underlying ETFs that invest primarily in equity securities of large U.S. and foreign companies.

The Portfolio currently seeks to achieve current income through its investments in Underlying ETFs that invest primarily in domestic investment-grade fixed income securities.

Model allocations are reviewed by SSgA FM’s Asset Allocation group at least monthly and will be adjusted as the market and economic outlook changes. Generally, any changes among asset classes will be within a range of plus or minus 5 percentage points per asset class per quarter; however, SSgA FM may at times make larger allocation changes if it believes market conditions warrant a larger change. Allocations are based not only on past asset class performance but more importantly on future risk/return expectations. SSgA FM reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.

Although the Portfolio currently invests primarily in Underlying ETFs, it may also invest in other types of securities, including open-end investment companies such as high yield bond funds and cash equivalents such as money market funds or repurchase agreements. In addition, SSgA FM may choose to achieve a targeted allocation to cash by entering into repurchase agreements, directly purchasing money market instruments, or purchasing Underlying ETFs that invest in cash securities.

For additional information about the Portfolio’s investment strategies and the actual allocation percentages of the Portfolio’s investments in the Underlying ETFs as of the end of the prior quarter, please see “Additional Information About the Portfolio’s Investment Strategies” in this Prospectus.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying ETFs may be adversely affected if the Underlying ETFs are unable to meet their investment objectives or the

SSgA Growth and Income ETF Portfolio

Portfolio allocates a significant portion of its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying ETFs) include:

Market Risk.    An Underlying ETF’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying ETF.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style.

Credit and Counterparty Risk.    The value of an Underlying ETF’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying ETF fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or counterparty to a derivatives or other transaction with an Underlying ETF files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying ETF.

Interest Rate Risk.    The value of an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates decline.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index and a more narrowly-based benchmark that reflects the market sectors over which the Portfolio’s assets are allocated. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

SSgA Growth and Income ETF Portfolio

The bar chart below shows you the performance of the Portfolio’s Class B shares, the Portfolio’s oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective September 2, 2008, SSgA FM became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	4th – 2006	+5.34%
Lowest Quarter	4th – 2008	-12.60%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Descriptions” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception	Inception Date
Class A	24.96%	1.61%	5-1-06
Class B	24.89%	2.71%	10-3-05
Class E	24.99%	1.48%	5-1-06
MSCI ACWI (All Country World Index) (net)	34.63%	1.96%*
SSgA Growth and Income ETF Benchmark	24.97%	6.38%*
* Index performance is from 10-3-05.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    SSgA Funds Management, Inc. is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadviser” in the Statement of Additional Information.

Portfolio Managers.    Alistar Lowe, a Principal of SSgA FM and the Chief Investment Officer of Multi-Asset Class Solutions and Currency, and Daniel Farley, CFA, a Principal of SSgA FM and head of the U.S. Asset Allocation Team, have managed the Portfolio since 2008. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

SSgA Growth and Income ETF Portfolio

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

SSgA Growth and Income ETF Portfolio

PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Performance Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying ETFs is directly related to the performance of the Underlying ETFs. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying ETFs and the ability of the Underlying ETFs to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying ETF fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs. There can be no assurance that the investment objective of the Portfolio or any Underlying ETF will be achieved.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying ETFs) include:

Market Risk

An Underlying ETF’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying ETF’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying ETF could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying ETF will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be

SSgA Growth and Income ETF Portfolio

negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by an Underlying ETF could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying ETF’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, an Underlying ETF’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying ETF may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent an Underlying ETF owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying ETF’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying ETF to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying ETF’s foreign currency or securities holdings. Although an Underlying ETF may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying ETF.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable.

SSgA Growth and Income ETF Portfolio

Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying ETF that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style. An Underlying ETF may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

SSgA Growth and Income ETF Portfolio

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying ETF’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If an Underlying ETF invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Underlying ETF fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

An Underlying ETF may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Underlying ETF. If an Underlying ETF engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying ETF.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For an Underlying ETF that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of an Underlying ETF’s fixed income investments will affect the volatility of the Underlying ETF’s share price.

SSgA Growth and Income ETF Portfolio

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. An Underlying ETF may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if an Underlying ETF paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities which are rated below “investment grade” or are not rated but are of equivalent quality. An Underlying ETF with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than an Underlying ETF that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Underlying ETF’s adviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Underlying ETF.

An Underlying ETF that invests in high yield debt securities generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

An Underlying ETF that invests in high yield debt securities that are rated C or below, or “distressed securities,” will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. An Underlying ETF may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. An Underlying ETF investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Additional Indirect Risks of Investing in the Portfolio

The returns from the types of securities in which an Underlying ETF invests may underperform returns from the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

The shares of the Underlying ETFs may trade at a premium or discount to their net asset value. The market value of Underlying ETF shares may differ from the shares’ net asset value. The net asset value of Underlying ETF shares fluctuate with the changes in the market value of the Underlying ETF’s holdings, while the trading price of Underlying ETF shares fluctuate in accordance with changes in net asset value as well as market supply and demand.

SSgA Growth and Income ETF Portfolio

The Underlying ETFs may be non-diversified and, therefore, may hold fewer securities than a diversified ETF. As a result, the Underlying ETFs may be more sensitive to the risks associated with those securities or to any single economic, business, political, or regulatory occurrence.

Another area of risk involves the potential focus of an Underlying ETF’s assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If an Underlying ETF invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Underlying ETF’s share price may fluctuate more widely than the value of shares of an ETF that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Portfolio may invest in more heavily will vary. Moreover, an Underlying ETF that invests a substantial portion of its assets in related sectors may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

The Underlying ETF’s returns may deviate from those of its index. Factors such as the fees and expenses of the Underlying ETFs, imperfect correlation between an Underlying ETF’s securities and those in its index, rounding of prices, and changes to the index and to regulatory policies may affect an Underlying ETF’s ability to achieve close correlation with its index. Certain securities comprising the indices tracked by the Underlying ETFs may, from time to time, temporarily be unavailable, which may further impede the Underlying ETFs’ ability to track their applicable indices.

SSgA Growth and Income ETF Portfolio

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio was designed on established principles of asset allocation. The Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds3 (previously defined as Underlying ETFs), including, but are not limited to, Standard and Poors Depository Receipts (SPDRs®) of the SPDR Trust, Series 1, series of the Select Sector SPDR Trust, SPDR Series Trust, SPDR Index Shares Funds, iShares® Trust, iShares®, Inc., and Vanguard ETFs™ of the Vanguard® Index Funds.4 Each Underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index. Because the Portfolio invests in other investment companies rather than in individual securities, the Portfolio is considered a “fund of funds” and bears a proportionate share of the expenses charged by the Underlying ETFs in which it invests.

The Portfolio has a different allocation among various asset classes (including large, mid and small capitalization, domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). In addition, SSgA FM may also make allocations to investments in other asset classes. Such asset classes could include, but are not limited to, commodities (through investments such as exchange-traded notes), sectors, international bonds, and country/regional investment vehicles. SSgA FM establishes specific investment percentages for the asset classes and then selects the Underlying ETFs in which the Portfolio invests based on, among other factors, the historical performance of each Underlying ETF and/or asset class, future risk/return expectations, and SSgA FM’s outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income Underlying ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.

SSgA FM may choose to achieve a target allocation to cash by entering into repurchase agreements, directly purchasing money market instruments, or purchasing Underlying ETFs

[3]

Exchange-traded funds are passively managed investment companies that hold a portfolio of common stocks, bonds or other securities designed to track the performance of a certain market index or market sector, such as the S&P 500 Index. An exchange-traded fund is a fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price. An Underlying ETF holds the same stocks or bonds as the index it tracks (or a sampling of the stocks or bonds that are represented by that index in a proportion meant to track the performance of the entire index), so its market price generally reflects the value of the index at any given time. Exchange-traded funds are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees and marketing expenses. Therefore, exchange-traded fund shareholders pay their proportionate share of these expenses. such as operating expenses, licensing fees, registration fees, trustees fees and marketing expenses. Therefore, exchange-traded fund shareholders pay their proportionate share of these expenses.

[4]

iShares® is a registered mark of Barclays Global Investors, N.A. (“BGI”). The Portfolio is not sponsored, endorsed, sold, or promoted by BGI. BGI makes no representations or warranties to the shareholders of the Portfolio or any member of the public regarding the advisability of investing in the Portfolio or the iShares Trust or iShares, Inc. BGI has no obligation or liability in connection with the operation, marketing, or trading of the Portfolio.

SPDRs® is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use by PDR Services LLC (“PDR”) and the NYSE Alternext US LLC in connection with the listing and trading of SPDRs on the NYSE Arca, Inc. The Portfolio is not sponsored, sold or endorsed by S&P, a division of The McGraw-Hill Companies, Inc., and S&P makes no representation regarding the advisability of investing in the Portfolio. The Portfolio is not sponsored, endorsed, sold, or promoted by PDR. PDR makes no representations or warranties to the shareholders of the Portfolio or any member of the public regarding the advisability of investing in the Portfolio or the SPDRs. PDR has no obligation or liability in connection with the operation, marketing, or trading of the Portfolio.

Vanguard® and Vanguard ETFs™ are trademarks of The Vanguard Group, Inc. (“Vanguard”). The Portfolio is not sponsored, endorsed, sold, or promoted by Vanguard. Vanguard makes no representations or warranties to the shareholders of the Portfolio or any member of the public regarding the advisability of investing in the Portfolio or the Vanguard ETFs™. Vanguard has no obligation or liability in connection with the operation, marketing, or trading of the Portfolio.

SSgA Growth and Income ETF Portfolio

that invest in cash securities. SSgA FM may add new Underlying ETFs or replace existing Underlying ETFs at its discretion. SSgA FM intends to invest the Portfolio’s assets primarily in Underlying ETFs, but is not limited to these types of investments and may invest in other types of securities, including repurchase agreements, exchange-traded notes and other open-end investment companies, including high yield bond funds and money market funds.

SSgA FM will regularly review the Portfolio’s asset allocation among equities, fixed income, cash/cash equivalents and other asset classes, including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. Generally, it is anticipated that changes among the asset classes will be within a range of plus or minus 5 percentage points per quarter; however, SSgA FM may at times make larger allocation changes if it believes market conditions warrant a larger change.

Because the Portfolio invests in Underlying ETFs, you should look for information about these Underlying ETFs in the applicable Underlying ETF prospectuses. Investors may be able to realize lower aggregate expenses by investing directly in the retail Underlying ETFs instead of the Portfolio, however, the Underlying ETFs are not available as investment options under the Contracts and you would not have the potential to benefit from the allocation services provided by SSgA FM.

The actual allocation percentages of the Portfolio’s investments as of the end of the prior quarter in the Underlying ETFs are generally available for the Portfolio at the following website—www.metlifeinvestors.com. Upon accessing the website, click on “Individuals Enter Here” section, then click on “Learn more about MetLife Investors”, then click on “Met Investors Series Trust”, then click on “SSgA ETF Asset Allocation Portfolios” where you will find actual allocations for the Portfolio. This information is generally posted to the website on or about the first business day of the second month following the calendar quarter. The Trust may exclude any portion of this information from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above.

The Portfolio will invest new assets and reinvest dividends based on the Portfolio’s target allocations at such time. However, the Portfolio’s allocations could change substantially over time as the Underlying ETFs’ asset values change due to market movements and portfolio management decisions.

SSgA FM has broad discretion to allocate and reallocate the assets of the Portfolio among Underlying ETFs consistent with the Portfolio’s investment objective and policies and target allocations. SSgA FM may allocate or reallocate a portion of the Portfolio’s assets into an Underlying ETF for which SSgA FM serves as investment adviser or in the case of an Underlying ETF that is a unit investment trust for which State Street Bank and Trust Company (“SSB”), an affiliate of SSgA FM, serves as trustee (collectively, “Affiliated Underlying ETFs”). SSgA FM or SSB receives investment advisory fees or trustee fees from Affiliated Underlying ETFs, and therefore, on occasions where SSgA FM allocates the Portfolio assets to an Affiliated Underlying ETF, in addition to the advisory fee charged to the Portfolio for asset allocation services, the Portfolio will also pay SSgA FM or SSB its proportionate share of the advisory fee or trustee fee charged to the Affiliated Underlying ETF. In this regard, SSgA FM has an incentive to select and invest the Portfolio’s assets in

SSgA Growth and Income ETF Portfolio

Affiliated Underlying ETFs. Also, SSgA FM may believe that certain Affiliated Underlying ETFs could benefit from additional assets or could be harmed by redemptions. As a fiduciary, SSgA FM is obligated to disregard these considerations and has adopted policies and procedures reasonably designed to ensure that Underlying ETFs are selected based on the investment objective and strategies of the Portfolio and without consideration of any benefit to SSgA FM or SSB in connection with making such investments.

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying ETFs have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s of Underlying ETF’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio and Underlying ETFs invest in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some Underlying ETFs invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

SSgA Growth and Income ETF Portfolio

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving

SSgA Growth and Income ETF Portfolio

additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Descriptions

The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed and emerging markets.

The SSgA Growth and Income ETF Benchmark is comprised of 30% S&P 500 Index, 2% S&P Mid Cap Index, 3% S&P 600 Index, 13% MSCI World ex. U.S. (net), 2% S&P/Citigroup World Ex. U.S. Range <2 billion USD Index (Gross), 5% MSCI Emerging Markets (EMF) Index (net), 3% MSCI U.S. REIT Index, 2% Dow Jones Wilshire Ex-U.S. Real Estate Securities Index, 23% Barclays Capital U.S. Aggregate Bond Index, 10% Barclays Capital High Yield Very Liquid Index, 5% Barclays Capital U.S. TIPS Index, and 2% Barclays Capital 1-3 Month U.S. Treasury Bill Index.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

SSgA Growth and Income ETF Portfolio

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.33% of the first $500 million of such assets plus 0.30% of such assets over $500 million.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

Expense Limitation Agreement

In the interest of limiting expenses of the Portfolio until April 30, 2011, MetLife Advisers has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, MetLife Advisers has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio, other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), are limited to 0.37%, 0.62% and 0.52% of average daily net assets for Class A, Class B and Class E shares, respectively, of the Portfolio.

The Portfolio may at a later date reimburse to MetLife Advisers the management fees waived or reduced and other expenses assumed and paid by MetLife Advisers pursuant to the Expense Limitation Agreement provided the Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual operating expenses of the Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio’s total annual operating expenses are less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees.

The total amount of reimbursement to which MetLife Advisers may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by MetLife Advisers and (ii) all other payments previously remitted by MetLife Advisers to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to MetLife Advisers with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by MetLife Advisers to the Portfolio.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio

SSgA Growth and Income ETF Portfolio

managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

SSgA Funds Management, Inc., State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, is the Subadviser to the Portfolio. SSgA FM is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2009, SSgA FM had over $         billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. With over $         trillion under management as of December 31, 2009, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

The Portfolio is managed by the SSgA Asset Allocation Team. Key professionals primarily involved in the day-to-day portfolio management for the Portfolio include Alistair Lowe and Daniel Farley, CFA.

Mr. Lowe is an Executive Vice President of SSgA, a Principal of SSgA FM and the Chief Investment Officer of Multi-Asset Class Solutions and Currency, responsible for the management and development of asset allocation and currency strategies for institutional clients worldwide. Previously, Mr. Lowe was head of the Investor Solutions Group at SSgA, which specializes in tax-efficient indexing and efficient implementation of active equity strategies. He is a member of SSgA’s Executive Management Group. Mr. Lowe joined SSgA in 1996.

Mr. Farley is a Managing Director of SSgA, a Principal of SSgA FM and the head of SSgA’s U.S. Asset Allocation Team. In this role, he is responsible for the firm’s strategic/tactical asset allocation and exposure management clients in the U.S. He is also a senior portfolio manager, assisting clients in the development of strategic investment policy as well as managing tactical and static asset allocation portfolios. Prior to joining Global Asset Allocation, Mr. Farley led the investment team for the firm’s Charitable Asset Management group. Mr. Farley joined SSgA in 1992.

SSgA Growth and Income ETF Portfolio

Distribution Plans

The Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B and Class E shares are limited to 0.25% and 0.15%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Fund of Funds Structure

Each Underlying ETF will have other shareholders, each of whom will pay their proportionate share of the Underlying ETF’s expenses. As a shareholder of an Underlying ETF, the Portfolio will have the same voting rights as other shareholders.

SSgA Growth and Income ETF Portfolio

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) complete portfolio holdings for the Portfolio and (ii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. The information regarding the Portfolio’s holdings will be posted on or about ten (10) business days following the end of each calendar quarter.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

SSgA Growth and Income ETF Portfolio

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

The assets of the Portfolio will consist primarily of the Underlying ETFs, which may be owned in part by persons other than those permitted to own interests in the Portfolio. Accordingly, each Underlying ETF is considered an “asset” of the Portfolio, and the Portfolio will need to be sure that no more than 55% of its assets are represented by one Underlying ETF, no more than 70% by any two Underlying ETFs, and so forth, in order that the Contracts will meet the diversification requirements of section 817(h). Compliance with the tax requirements described above may result in a reduction in the return under the Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what SSgA FM might otherwise believe to be desirable. See the prospectus for the relevant Contract.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

SSgA Growth and Income ETF Portfolio

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B and Class E shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B and Class E shares are subject to a Rule 12b-1 fee of 0.25% and 0.15%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could

SSgA Growth and Income ETF Portfolio

potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term

SSgA Growth and Income ETF Portfolio

investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in an Underlying ETF that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying ETFs that may be adversely affected by price arbitrage include those Underlying ETFs that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying ETF invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying ETF calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Underlying ETF share prices that are based on closing prices of foreign securities established some time before the Underlying ETF calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying ETF is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying ETF shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

SSgA Growth and Income ETF Portfolio

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company, or, in the case of an Underlying ETF, the closing market quotations for its shares. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

SSgA Growth and Income ETF Portfolio

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A, Class B and Class E shares’ financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

    SSgA GROWTH AND INCOME ETF PORTFOLIO

	For the years ended December 31,			For the period from May 1, 2006 (commencement of operations) to December 31, 2006(a)
Class A	2009(a)	2008(a)	2007(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$11.80	$11.13	$10.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.30	0.32	0.25
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(3.15)	0.35	0.47
TOTAL FROM INVESTMENT OPERATIONS		(2.85)	0.67	0.72
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.22)	(0.00)*	(0.15)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.24)	(0.00)*	—
TOTAL DISTRIBUTIONS		(0.46)	(0.00)*	(0.15)
NET ASSET VALUE, END OF PERIOD		$8.49	$11.80	$11.13
TOTAL RETURN		(24.87)%	5.76%	6.81%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$2.0	$1.6	$0.2
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.51%(b)	0.54%(b)	0.56%(b)††
NET INVESTMENT INCOME		2.97%(c)	2.67%(c)	3.42%(c)††
PORTFOLIO TURNOVER RATE		165.9%	37.3%	23.2%†
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.52%(d)	0.56%(d)	0.66%††

*	Rounds to less than $0.005 per share
†	Non-annualized
††	Annualized
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.
(d)	Excludes effect of deferred expense reimbursement.

SSgA Growth and Income ETF Portfolio

SSgA GROWTH AND INCOME ETF Portfolio

	For the years ended December 31,				For the Period from October 3, 2005 (Commencement of Operations) to December 31, 2005(a)
Class B	2009(a)	2008(a)	2007(a)	2006(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$11.77	$11.13	$10.11	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.27	0.20	0.17	0.09
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(3.14)	0.44	1.02	0.08
TOTAL FROM INVESTMENT OPERATIONS		(2.87)	0.64	1.19	0.17
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.19)	(0.00)*	(0.16)	(0.06)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.24)	(0.00)*	(0.01)	—
TOTAL DISTRIBUTIONS		(0.43)	(0.00)*	(0.17)	(0.06)
NET ASSET VALUE, END OF PERIOD		$8.47	$11.77	$11.13	$10.11
TOTAL RETURN		(25.06)%	5.40%	11.73%	1.65%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$172.3	$233.5	$203.6	$7.2
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.75%(b)	0.77%(b)	0.80%(b)	0.80%(b)††
NET INVESTMENT INCOME		2.64%(c)	1.73%(c)	1.65%(c)	3.31%(c)††
PORTFOLIO TURNOVER RATE		165.9%	37.3%	23.2%	3.5%†
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.78%(d)	0.79%(d)	0.84%	3.73%††

*	Rounds to less than $0.005 per share
†	Non-annualized
††	Annualized
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.
(d)	Excludes effect of deferred expense reimbursement.

SSgA Growth and Income ETF Portfolio

    SSgA GROWTH AND INCOME ETF Portfolio

	For the years ended December 31,			For the Period from May 1, 2006 (Commencement of Operations) to December 31, 2006(a)
Class E	2009(a)	2008(a)	2007(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$11.77	$11.12	$10.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.31	0.23	0.18
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(3.16)	0.42	0.52
TOTAL FROM INVESTMENT OPERATIONS		(2.85)	0.65	0.70
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.21)	(0.00)*	(0.14)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.24)	(0.00)*	—
TOTAL DISTRIBUTIONS		(0.45)	(0.00)*	(0.14)
NET ASSET VALUE, END OF PERIOD		$8.47	$11.77	$11.12
TOTAL RETURN		(25.01)%	5.58%	6.65%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$2.5	$1.9	$1.1
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.65%(b)	0.67%(b)	0.70%(b)††
NET INVESTMENT INCOME		3.09%(c)	1.98%(c)	2.52%(c)††
PORTFOLIO TURNOVER RATE		165.9%	37.3%	23.2%†
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.68%(d)	0.69%(d)	0.79%††

*	Rounds to less then $0.005 per share
†	Non-annualized
††	Annualized
(a)	Net investment income per share was calculated using average shares outstanding.
(b)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.
(d)	Excludes effect of deferred expense reimbursement

SSgA Growth and Income ETF Portfolio

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

T. Rowe Price Mid Cap Growth Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

T. Rowe Price Mid Cap Growth Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	%	%	%

Total Annual Portfolio Operating Expenses	%	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B	Class E
1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

T. Rowe Price Associates, Inc. (“T. Rowe Price”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in a diversified portfolio of common stocks of mid cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. T. Rowe Price defines mid cap companies as those whose market capitalization falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. The market capitalization of the companies and the S&P and Russell indices changes over time. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns because the company’s market capitalization grows or falls outside this range.

In selecting investments, T. Rowe Price generally favors companies that:

■	have proven products or services;

■	have a record of above-average earnings growth;

■	have demonstrated potential to sustain earnings growth;

■	have a connection to industries experiencing increasing demand; or

■	have stock prices that appear to undervalue their growth prospects.

The Portfolio may also invest up to 25% of its total assets in T. Rowe Price Money Market funds. In pursuing the Portfolio’s investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary

3

corporate event, a new product introduction, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, in keeping with the Portfolio’s objectives. The Portfolio may invest up to 25% of its assets in foreign securities. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that, due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Investment Company Risk.    An investment in an investment company involves substantially the same risks as investing directly in the underlying securities. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s fees and expenses. Shares of a closed-end investment company may trade at a premium or discount to the net asset value of its portfolio securities.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

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The bar chart below shows you the performance of the Portfolio’s Class B shares, the Portfolio’s oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective January 1, 2003, T. Rowe Price became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd –2003	+19.34%
Lowest Quarter	2nd –2002	-30.65%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception	Inception Date
Class A	45.85%	4.90%	-0.13%	5-1-01
Class B	45.47%	4.64%	-0.66%	2-12-01
Class E	45.42%	4.74%	3.08%	10-31-01
Russell Midcap Growth Index	46.29%	2.40%	1.18%*
* Index performance is from 2-12-01.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    T. Rowe Price is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Manager.    Brian W. H. Berghuis, Chairman of the T. Rowe Price Mid-Cap Growth Fund committee, has managed the Portfolio since 2003. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

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If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Investment Company Risk

Investments in open-end and closed-end investment companies involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s fees and expenses. Shares of a closed-end investment company may trade at a premium or discount to the net asset value of its portfolio securities depending on a variety of factors, including market supply and demand.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of 0.75% of the average daily net assets of the Portfolio.

Effective February 17, 2005, T. Rowe Price has agreed to a voluntary subadvisory fee waiver that applies if (i) assets under management by T. Rowe Price for the Trust and Metropolitan Series Fund, Inc. (“MSF”) in the aggregate exceed $750,000,000, (ii) T. Rowe Price advises three or more portfolios of the Trust and MSF in the aggregate and (iii) at least one of those portfolios is a large cap domestic equity portfolio. MetLife Advisers has voluntarily agreed to reduce its management fee for the Portfolio by the amount waived (if any) by T. Rowe Price for the Portfolio pursuant to this voluntary subadvisory fee waiver.

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The waiver schedule for the period January 1 through December 31, 2009 was:

Percentage Fee Waiver	Combined Assets
0.0%	First $750 million
5.0%	Next $750 million
7.5%	Next $1.5 billion
10.0%	Excess over $3 billion

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio manager. The portfolio manager of the Portfolio is indicated below following a brief description of the Subadviser. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the subcontract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

T. ROWE PRICE ASSOCIATES, INC., 100 East Pratt Street, Baltimore, Maryland 21202, is the Subadviser to the Portfolio. T. Rowe Price was founded in 1937. As of December 31, 2009, T. Rowe Price and its affiliates managed approximately $             billion in assets for individual and institutional investor accounts. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

The investment management decisions for the Portfolio are made by an Investment Advisory Committee. Brian W. H. Berghuis acts as Chairman of the Committee. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the

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Committee in developing and executing the Portfolio’s investment program. Mr. Berghuis has been chairman of the T. Rowe Price Mid-Cap Growth Fund’s committee since 1992. He joined T. Rowe Price in 1985 and his investment experience dates from 1984.

Distribution Plans

The Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B and Class E shares are limited to 0.25% and 0.15%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

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Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and

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net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

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Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B and Class E shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B and Class E shares are subject to a Rule 12b-1 fee of 0.25% and 0.15%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in

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market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

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Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A, Class B and Class E shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

T. ROWE PRICE MID CAP GROWTH PORTFOLIO

	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$9.83	$8.76	$8.49	$7.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)		0.01	0.02	0.03	(0.01)
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(3.54)	1.50	0.53	1.13
TOTAL FROM INVESTMENT OPERATIONS		(3.53)	1.52	0.56	1.12
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.01)	(0.02)	—	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.99)	(0.43)	(0.29)	(0.18)
TOTAL DISTRIBUTIONS		(1.00)	(0.45)	(0.29)	(0.18)
NET ASSET VALUE, END OF PERIOD		$5.30	$9.83	$8.76	$8.49
TOTAL RETURN		(39.62)%	17.85%	6.56%	14.87%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$347.4	$524.2	$386.8	$258.6
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.76%	0.78%	0.81%	0.80%
NET INVESTMENT INCOME (LOSS)		0.09%	0.16%	0.32%	(0.08)%
PORTFOLIO TURNOVER RATE		36.2%	35.5%	33.7%	23.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.78%	0.80%	0.81%	0.81%

(a)	Net investment income (loss) per share was calculated using average shares outstanding.

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T. ROWE PRICE MID CAP GROWTH PORTFOLIO

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$9.66	$8.62	$8.38	$7.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)		(0.01)	(0.01)	0.01	(0.03)
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(3.47)	1.48	0.52	1.12
TOTAL FROM INVESTMENT OPERATIONS		(3.48)	1.47	0.53	1.09
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		—	(0.00)†	—	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.99)	(0.43)	(0.29)	(0.18)
TOTAL DISTRIBUTIONS		(0.99)	(0.43)	(0.29)	(0.18)
NET ASSET VALUE, END OF PERIOD		$5.19	$9.66	$8.62	$8.38
TOTAL RETURN		(39.75)%	17.64%	6.16%	14.63%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$314.0	$523.0	$453.6	$422.6
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		1.01%	1.03%	1.05%	1.05%
NET INVESTMENT INCOME (LOSS)		(0.16)%	(0.08)%	0.12%	(0.34)%
PORTFOLIO TURNOVER RATE		36.2%	35.5%	33.7%	23.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		1.03%	1.05%	1.06%	1.06%

†	Rounds to less than $0.005 per share.
(a)	Net investment income (loss) per share was calculated using average shares outstanding.

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T. ROWE PRICE MID CAP GROWTH PORTFOLIO

	For the years ended December 31,
Class E	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$9.72	$8.67	$8.42	$7.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)		(0.01)	0.00†	0.02	(0.02)
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(3.48)	1.49	0.52	1.12
TOTAL FROM INVESTMENT OPERATIONS		(3.49)	1.49	0.54	1.10
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		—	(0.01)	—	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.99)	(0.43)	(0.29)	(0.18)
TOTAL DISTRIBUTIONS		(0.99)	(0.44)	(0.29)	(0.18)
NET ASSET VALUE, END OF PERIOD		$5.24	$9.72	$8.67	$8.42
TOTAL RETURN		(39.60)%	17.62%	6.38%	14.70%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$17.3	$37.3	$25.0	$25.4
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.91%	0.93%	0.95%	0.95%
NET INVESTMENT INCOME (LOSS)		(0.07)%	0.00%††	0.22%	(0.24)%
PORTFOLIO TURNOVER RATE		36.2%	35.5%	33.7%	23.0%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.93%	0.95%	0.96%	0.96%

†	Rounds to less than $0.005 per share.
††	Rounds to less than 0.005%.
(a)	Net investment income (loss) per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Met/Templeton Growth Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Met/Templeton Growth Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term capital growth.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%

Total Annual Portfolio Operating Expenses Before Expense Waiver	%	%
Contractual Expense Waiver*	%	%

Total Annual Portfolio Operating Expenses After Expense Waiver	%	%

* Under an Expense Limitation Agreement, the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.80% and 1.05%, respectively, for the period ending April 30, 2011.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all expense limitations remain in effect only for the period ending April 30, 2011. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Templeton Global Advisors Limited (“Templeton”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in the equity securities of companies with various market capitalizations located anywhere in the world, including emerging markets. Up to 100% of the Portfolio’s assets may be invested in foreign countries including, without limit, in emerging markets. However, the Portfolio, under current market conditions, does not intend to invest more than 50% of its assets in emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. The Portfolio also invests in depositary receipts.

In addition to the Portfolio’s main investments, depending upon current market conditions, the Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Bonds, notes and debentures are examples of debt securities.

Templeton considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy. When choosing equity investments for the Portfolio, Templeton applies a “bottom up,” value-oriented, long-term approach,

3

focusing on the market price of a company’s securities relative to Templeton’s evaluation of the company’s long-term earnings, asset value and cash flow potential. Templeton also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Credit and Counterparty Risk.     The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Past Performance

The information below shows the volatility of the Portfolio’s returns and how the Portfolio’s average annual

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returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class A shares for each full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31

Highest Quarter	– 2009%
Lowest Quarter	– 2009%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception	Inception Date
Class A	33.08%	-7.12%	4-28-08
Class B	32.62%	-7.35%	4-28-08
MSCI World® Index (net)	29.99%	-12.29%*
* Index performance is from .

For information on Templeton Global Advisors Limited’s prior performance with a comparable fund, please see “Management—The Subadviser” in this Prospectus.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Templeton is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    Lisa F. Myers, CFA, Executive Vice President of Templeton, Tucker Scott, CFA, Executive Vice President of Templeton, and Cynthia L. Sweeting, CFA, President of Templeton, have managed the Portfolio since inception. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries.

The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

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Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because

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growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of                      2010, the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.70% of the first $100 million of such assets plus 0.68% of such assets over $100 million up to $250 million plus 0.67% of such assets over $250 million up to $500 million plus 0.66% of such assets over $500 million up to $750 million plus 0.65% of such assets over $750 million.

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The subadvisory fee MetLife Advisers pays to Templeton in connection with the investment management of the Portfolio is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios of the Trust that are managed by Templeton and/or its affiliates.

MetLife Advisers has agreed to voluntarily waive a portion of its management fee reflecting the difference between the actual contractual management fee of the Portfolio, which is calculated based on the average daily net assets of the Portfolio, and the management fee for the Portfolio if the level of aggregated average daily net assets used for calculating the subadvisory fee were also applied for purposes of calculating the management fee. During the period ended December 31, 2009, MetLife Advisers voluntarily waived             % in management fees otherwise chargeable to the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

Expense Limitation Agreement

In the interest of limiting expenses of the Portfolio until April 30, 2011, MetLife Advisers has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, MetLife Advisers has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio, other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), are limited to 0.80% and 1.05% of average daily net assets for Class A and Class B shares, respectively, of the Portfolio.

The Portfolio may at a later date reimburse to MetLife Advisers the management fees waived or reduced and other expenses assumed and paid by MetLife Advisers pursuant to the Expense Limitation Agreement provided the Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual operating expenses of the Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio’s total annual operating expenses are less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees.

The total amount of reimbursement to which MetLife Advisers may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by MetLife Advisers and (ii) all other payments previously remitted by MetLife Advisers to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to MetLife Advisers with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by MetLife Advisers to the Portfolio.

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The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

TEMPLETON GLOBAL ADVISORS LIMITED, Lyford Cay, Nassau, Bahamas, is the Subadviser to the Portfolio. Templeton is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. Together, Templeton and its affiliates managed over $             billion in assets as of December 31, 2009. The Portfolio is managed by a team of professionals focused on investments in equity securities.

The portfolio managers of the team are as follows:

■

Lisa F. Myers CFA, Executive Vice President of Templeton. Ms. Myers provides research and advice on purchases and sales of individual securities and portfolio risk assessment. She joined Franklin Templeton in 1996.

■

Tucker Scott CFA, Executive Vice President of Templeton. Mr. Scott provides research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton in 1996.

■

Cynthia L. Sweeting CFA, President of Templeton. She joined Franklin Templeton in 1997. Ms. Sweeting has primary responsibility for the investments of the Portfolio. She has authority over all aspects of the Portfolio’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management requirements. The degree to which she may perform these functions, and the nature of these functions, may change from time to time.

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Prior Experience With Comparable Fund

The Portfolio and the Templeton Growth Fund, Inc., a retail fund which is also advised by Templeton, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in April 2008, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Templeton, performance information regarding the Templeton Growth Fund, Inc. is presented. Management fees paid by the Templeton Growth Fund, Inc. are lower than the fees to be paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Templeton Growth Fund, Inc., the average annual return during the period would have been lower than the returns set forth below. This result assumes that the current management fee paid by the Templeton Growth Fund, Inc., as a percentage of average net assets, applied to all prior periods.

Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of the Templeton Growth Fund, Inc. and the Portfolio will vary

The table below compares the Templeton Growth Fund, Inc.’s average annual compounded total returns for the 1-, 5- and 10-year periods through December 31, 2009 with the MSCI World Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years
Templeton Growth Fund, Inc. – Advisor Class	%	%	%
MSCI World Index	%	%	%

Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

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YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

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Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated

Met/Templeton Growth Portfolio

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not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Met/Templeton Growth Portfolio

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Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Met/Templeton Growth Portfolio

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Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on

Met/Templeton Growth Portfolio

21

closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for its period of operation. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

MET/TEMPLETON GROWTH PORTFOLIO

Class A	For the year ended December 31, 2009(a)	For the period from April 28, 2008 (commencement of operations) to December 31, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.07
NET REALIZED AND UNREALIZED LOSS		(3.43)
TOTAL FROM INVESTMENT OPERATIONS		(3.36)
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.04)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		—
TOTAL DISTRIBUTIONS		(0.04)
NET ASSET VALUE, END OF PERIOD		$$6.60
TOTAL RETURN	%	(33.62)%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$94.1
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	0.80%*
NET INVESTMENT INCOME	%	1.41%*
PORTFOLIO TURNOVER RATE	%	2.7%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	1.27%*

*	Annualized
**	Non-annualized
(a)	Net investment income per share was calculated using average shares outstanding.

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    MET/TEMPLETON GROWTH PORTFOLIO

Class B	For the year ended December 31, 2009(a)	For the period from April 28, 2008 (commencement of operations) to December 31, 2008(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.06
NET REALIZED AND UNREALIZED LOSS		(3.43)
TOTAL FROM INVESTMENT OPERATIONS		(3.37)
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.03)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		—
TOTAL DISTRIBUTIONS		(0.03)
NET ASSET VALUE, END OF PERIOD		$$6.60
TOTAL RETURN	%	(33.67)%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$$4.8
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%	1.05%*
NET INVESTMENT INCOME	%	1.11%*
PORTFOLIO TURNOVER RATE	%	2.7%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%	1.54%*

*	Annualized
**	Non-annualized
(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Met/Templeton International Bond Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Met/Templeton International Bond Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Current income with capital appreciation and growth of income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%

Total Annual Portfolio Operating Expenses	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Franklin Advisers, Inc. (“Franklin Advisers”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in “bonds.” Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. In addition, the Portfolio’s assets will be invested in issuers located in at least three different countries (including the U.S.). The Portfolio’s investments in U.S. issuers will not exceed 20% of its net assets.

Although the Portfolio may buy bonds rated in any category, it focuses on “investment grade” bonds. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s, Ratings Services and Moody’s Investors Service, Inc. are considered investment grade. The Portfolio may invest up to 25% of its total assets in bonds that are rated below investment grade (or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.” The Portfolio may invest a significant portion (generally about 25-50%) of its total assets in emerging markets.

Franklin Advisers employs a fundamental, research-driven approach focused on identifying potential sources of high current income worldwide and seeking to capitalize on global interest rates and currency trends. Franklin Advisers selects investments in countries based upon its assessment of changing market, political and economic conditions, seeking to identify imbalances leading to value in developed and emerging countries, and precisely isolating interest rate, currency, and sovereign credit exposures. Franklin Advisers believes that an active management approach, based on top-down, in-depth research of macroeconomic factors, combined with bottom-up fundamental valuations and portfolio construction, can provide investors the best potential for superior risk-adjusted returns.

3

For purposes of pursuing its investment objective, the Portfolio may enter, from time to time, into derivative currency transactions, including currency forwards and cross currency forwards (either of which may result in net short currency exposures), options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, and cross currency swaps. Currency forwards, futures contracts and swaps could be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Portfolio or sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

The Portfolio may also, from time to time, enter into various other derivative strategies, including financial and index futures contracts and options on such contracts, as well as swap agreements which may include interest rate, index, total return, currency and credit default swaps.

The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for more highly rated debt securities.

Non-diversification Risk.    Because the Portfolio invests in a small number of issuers, its value will be

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affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than is a portfolio that invests in a larger number of issuers.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Credit Default Swap Risk.    Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Past Performance

The Portfolio commenced operations on May 1, 2009. As a result, it does not have a significant operating history. For information on Franklin Advisers, Inc.’s prior performance with a comparable fund, please see “Management—The Subadviser” in this Prospectus.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Franklin Advisers is the Subadviser to the Portfolio. For more information about the subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Manager.    Michael Hasenstab, Ph.D., Senior Vice President of Franklin Templeton Fixed Income Group, has managed the Portfolio since inception. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries.

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The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

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High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities which are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in high yield debt securities that are rated C or below, or “distressed securities,” will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Non-diversification Risk

The Portfolio is non-diversified which means it can invest its assets in a small number of issuers. As a result, the Portfolio’s value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than is the value of a portfolio that invests in a larger number of issuers.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or,

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if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Leveraging Risk

Derivatives and other transactions in which the Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

The Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Although the segregation of assets will generally ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction creating leverage and will place a limit on the amount of leverage the Portfolio will employ, it will not limit the Portfolio’s exposure to loss from the transaction.

Credit Default Swap Risk

Credit default swap contracts, a type of derivative, involve special risks and may result in losses to the Portfolio. Credit default swaps may in some cases be illiquid, and they may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps). Where the Portfolio buys a credit default swap, the Portfolio has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. If the Portfolio’s Subadviser is incorrect in its assessment of the issuer of the referenced obligation, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not entered into a credit default swap contract.

As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. Developments in the

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swap market, including potential government regulation, could adversely affect the Portfolio’s ability to terminate existing credit default swap agreements or to realize amounts to be received under such agreements.

When the Portfolio is the seller of a credit default swap contract, the Portfolio effectively adds leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

To mitigate counterparty risk, the Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. To mitigate leveraging risk when the Portfolio is the seller of a credit default swap contract, the Portfolio will segregate or “earmark” liquid assets on its books in an amount equal to the full notational amount of the swap (less any amounts owed to the Portfolio from the buyer of the swap). Although segregation of assets will ensure that the Portfolio has assets available to satisfy its obligations with respect to the swap transaction and will limit any potential leveraging of the Portfolio’s portfolio, it will not limit the Portfolio’s exposure to loss from the swap transaction.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase

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as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its principal investment strategies.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the

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securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of 0.60% of the average daily net assets of the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

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The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio manager. The portfolio manager of the Portfolio is indicated below following a brief description of the Subadviser. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

FRANKLIN ADVISERS, INC., One Franklin Parkway, San Mateo, California 94403-1906, is the Subadviser to the Portfolio. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Resources, Inc. Together, Franklin Advisers and its affiliates managed over $             billion in assets as of December 31, 2009.

Michael Hasenstab, Ph.D., as portfolio manager, has primary responsibility for the day-to-day management of the Portfolio. Dr. Hasenstab is Senior Vice President of Franklin Templeton Fixed Income Group. Dr. Hasenstab first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

Prior Experience With Comparable Fund

The Portfolio and the Templeton Global Bond Fund, a retail fund which is also advised by Franklin Advisers, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in May 2009, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Franklin Advisers, performance information regarding the Templeton Global Bond Fund is presented. Management fees paid by the Templeton Global Bond Fund are lower than the fees to be paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Templeton Global Bond Fund, the average annual

Met/Templeton International Bond Portfolio

16

return during the period would have been lower than the returns set forth below. This result assumes that the current management fee paid by the Templeton Global Bond Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of the Templeton Global Bond Fund and the Portfolio will vary.

The table below compares the Templeton Global Bond Fund’s average annual compounded total returns for the 1-, 5- and 10-year periods through December 31, 2009 with the Citigroup World Government Bond Index (“Citigroup WGBI”). An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years
Templeton Global Bond Fund – Advisor Class	%	%	%
Citigroup WGBI	%	%	%

Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

Met/Templeton International Bond Portfolio

17

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares.

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The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

Met/Templeton International Bond Portfolio

19

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

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Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance

Met/Templeton International Bond Portfolio

21

company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

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Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for its period of operation. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

    MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO

Class A	For the period from May 1, 2009 (commencement of operations) to December 31, 2009(a)

NET ASSET VALUE, BEGINNING OF PERIOD	$
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME
NET REALIZED AND UNREALIZED LOSS
TOTAL FROM INVESTMENT OPERATIONS
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS
TOTAL DISTRIBUTIONS
NET ASSET VALUE, END OF PERIOD	$
TOTAL RETURN	%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)	$
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%*
NET INVESTMENT INCOME	%*
PORTFOLIO TURNOVER RATE	%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%*

*	Annualized
**	Non-annualized
(a)	Net investment income per share was calculated using average shares outstanding.

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MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO

Class B	For the period from May 1, 2009 (commencement of operations) to December 31, 2009(a)

NET ASSET VALUE, BEGINNING OF PERIOD	$
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME
NET REALIZED AND UNREALIZED LOSS
TOTAL FROM INVESTMENT OPERATIONS
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS
TOTAL DISTRIBUTIONS
NET ASSET VALUE, END OF PERIOD	$
TOTAL RETURN	%**
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)	$
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES	%*
NET INVESTMENT INCOME	%*
PORTFOLIO TURNOVER RATE	%**
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:	%*

*	Annualized
**	Non-annualized
(a)	Net investment income per share was calculated using average shares outstanding.

Met/Templeton International Bond Portfolio

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Third Avenue Small Cap Value Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Third Avenue Small Cap Value Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.73%	0.73%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%

Total Annual Portfolio Operating Expenses	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Third Avenue Management LLC (“Third Avenue”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in equity securities of well-financed small companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what Third Avenue believes is their intrinsic value. Under normal circumstances, the Portfolio expects to invest at least 80% of its assets in securities of companies that are considered small. The Portfolio considers a “small company” to be one whose market capitalization is within the range of capitalizations during the most recent 12-month period of companies in the Russell 2000 Index, the S&P Small Cap 600 Index or the Dow Jones Wilshire U.S. Small-Cap Index at the time of investment (based on month-end data).

The Portfolio may invest up to 35% of its assets in foreign securities, including emerging markets.

Third Avenue identifies investment opportunities through intensive research of individual companies and generally does not focus solely on stock market conditions and other macro factors. The Portfolio may seek investments in the securities of companies in industries that are believed to be temporarily depressed. The Portfolio follows a strategy of long-term investing. The Portfolio will generally sell an investment when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment’s inherent value or when Third Avenue believes that the market value of an investment is significantly overpriced relative to its intrinsic value.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or

3

obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd –2003	+18.25%
Lowest Quarter	4th – 2008	-26.73%

Third Avenue Small Cap Value Portfolio

4

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Descriptions” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception	Inception Date
Class A	26.82%	2.62%	7.16%	5-1-02
Class B	26.45%	2.37%	6.93%	5-1-02
Russell 2000 Value Index	20.58%	-0.01%	4.42%
Dow Jones U.S. Small-Cap Total Stock Market Index	41.93%	2.49%	6.24%

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Third Avenue is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    Curtis Jensen, Co-Portfolio Manager and Co-Chief Investment Officer of Third Avenue, Ian Lapey, Co-Portfolio Manager and Kathleen Crawford, Assistant Portfolio Manager of Third Avenue, have managed the Portfolio since 2002, 2003 and 2007, respectively. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks

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of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Descriptions

The Russell 2000 Value Index is an unmanaged index that measures the stock performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Dow Jones U.S. Small-Cap Total Stock Market Index is a float adjusted, market capitalization-weighted index that reflects the shares of securities of the small-cap portion of the Dow Jones Wilshire 5000 Composite Index actually available to investors in the marketplace. The Index includes the components ranked 751 to 2,500 by full market capitalization.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.75% of the first $1 billion of such assets plus 0.70% of such assets over $1 billion.

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A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

THIRD AVENUE MANAGEMENT LLC, 622 Third Avenue, New York, New York 10017, is the Subadviser to the Portfolio. Third Avenue is an indirect, majority owned subsidiary of Affiliated Managers Group, Inc. Third Avenue or its predecessor entity has been an investment adviser for mutual funds since its organization in 1986 and as of December 31, 2009 had over $             billion in assets under management.

Curtis Jensen, Co-Portfolio Manager and Co-Chief Investment Officer of Third Avenue. Mr. Jensen has been employed by Third Avenue and its predecessor since 1995 as a portfolio manager and senior research analyst. He has been co-manager of the Third Avenue Small-Cap Value Fund since its inception and became sole manager of that Fund in May 2001.

Ian Lapey, Co-Portfolio Manager. Mr. Lapey has been employed by Third Avenue and its predecessor since 2001 as a portfolio manager and senior research analyst.

Kathleen Crawford, Assistant Portfolio Manager, has been employed by Third Avenue since 2003 as a research analyst.

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Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the

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information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect

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to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts.

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The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such

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monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to

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accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair

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value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$15.75	$17.48	$16.61	$14.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.16	0.17	0.27	0.14
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.46)	(0.54)	1.89	2.13
TOTAL FROM INVESTMENT OPERATIONS		(4.30)	(0.37)	2.16	2.27
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.15)	(0.21)	(0.11)	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(1.01)	(1.15)	(1.18)	(0.04)
TOTAL DISTRIBUTIONS		(1.16)	(1.36)	(1.29)	(0.04)
NET ASSET VALUE, END OF PERIOD		$10.29	$15.75	$17.48	$16.61
TOTAL RETURN		(29.69)%	(2.79)%	13.38%	15.82%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$747.1	$1,171.6	$883.6	$476.8
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.77%	0.76%	0.80%	0.81%
NET INVESTMENT INCOME		1.18%	0.99%	1.64%	0.94%
PORTFOLIO TURNOVER RATE		39.8%	36.0%	12.1%	19.6%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.77%	0.76%	0.80%	0.81%

(a)	Net investment income per share was calculated using average shares outstanding.

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THIRD AVENUE SMALL CAP VALUE PORTFOLIO

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$15.68	$17.41	$16.55	$14.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.13	0.13	0.21	0.10
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.44)	(0.54)	1.91	2.12
TOTAL FROM INVESTMENT OPERATIONS		(4.31)	(0.41)	2.12	2.22
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.11)	(0.17)	(0.08)	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(1.01)	(1.15)	(1.18)	(0.04)
TOTAL DISTRIBUTIONS		(1.12)	(1.32)	(1.26)	(0.04)
NET ASSET VALUE, END OF PERIOD		$10.25	$15.68	$17.41	$16.55
TOTAL RETURN		(29.82)%	(3.02)%	13.13%	15.48%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$444.0	$741.5	$573.8	$442.4
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		1.02%	1.01%	1.05%	1.05%
NET INVESTMENT INCOME		0.92%	0.76%	1.28%	0.64%
PORTFOLIO TURNOVER RATE		39.8%	36.0%	12.1%	19.6%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		1.02%	1.01%	1.05%	1.05%

(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Turner Mid Cap Growth Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Turner Mid Cap Growth Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.77%	0.77%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%

Total Annual Portfolio Operating Expenses	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Turner Investment Partners, Inc. (“Turner”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in common stocks and other equity securities of U.S. companies with medium market capitalizations that Turner believes have strong earnings growth potential. Mid cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index (“Midcap Growth Index”). These securities may be traded over the counter or listed on an exchange. It is not expected that the Portfolio will own a substantial amount of securities that pay dividends.

The Portfolio invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the Midcap Growth Index. Investment exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the Midcap Growth Index.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

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The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	1st –2006	+11.75%
Lowest Quarter	4th – 2008	-28.63%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception	Inception Date
Class A	47.54%	2.48%	4.29%	5-1-04
Class B	47.16%	2.22%	4.04%	5-1-04
Russell Midcap Growth Index	46.29%	2.40%	4.39%*
* Index performance is from 5-1-04.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Turner is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

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4

Portfolio Managers.    Christopher K. McHugh (lead portfolio manager and Vice President), Tara R. Hedlund, CFA, CPA, and Jason D. Schrotberger, CFA, each a co-manager and a principal of Turner, have managed the Portfolio since 2004, 2006 and 2006, respectively. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

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If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its principal investment strategies.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other

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extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.80% of the first $300 million of such assets plus 0.70% of such assets over $300 million.

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Effective November 12, 2009, Turner has agreed to reduce the subadvisory fee it charges to MetLife Advisers for managing the Portfolio. This fee change will reduce the subadvisory fee charged on the Portfolio’s average daily net assets in excess of $400 million. In connection with this change in the subadvisory fee, MetLife Advisers has voluntarily agreed, at certain asset levels, to waive a portion of the management fee chargeable to the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, is the Subadviser to the Portfolio. Turner has been an investment manager since 1990 and as of December 31, 2009, managed approximately $             billion in a family of mutual funds and other advisory accounts.

The Portfolio is managed by a team composed of Christopher K. McHugh, lead portfolio manager, Tara R. Hedlund, CFA, CPA and Jason D. Schrotberger, CFA, each a co-manager and a principal of Turner. Mr. McHugh has managed the Portfolio since inception. Ms. Hedlund and Mr. Schrotberger joined the Portfolio in 2006. Mr. McHugh began his investment career in 1986 and joined Turner when it was founded in 1990.

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Mr. McHugh is a principal at Turner. Ms. Hedlund began her investment career in 1995 and joined Turner in 2000. Mr. Schrotberger started his investment career in 1994 and joined Turner in 2001 from BlackRock Financial Management where he served as an investment analyst.

Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

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Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that

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the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

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Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust,

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conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive

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if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair

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value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

TURNER MID CAP GROWTH PORTFOLIO

	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$15.33	$12.75	$12.13	$11.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)		0.01	(0.03)	0.00*	(0.04)
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(6.88)	3.08	0.77	1.35
TOTAL FROM INVESTMENT OPERATIONS		(6.87)	3.05	0.77	1.31
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.00)*	—	—	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(1.14)	(0.47)	(0.15)	(0.41)
TOTAL DISTRIBUTIONS		(1.14)	(0.47)	(0.15)	(0.41)
NET ASSET VALUE, END OF PERIOD		$7.32	$15.33	$12.75	$12.13
TOTAL RETURN		(48.14)%	24.49%	6.30%	11.61%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$246.8	$381.8	$274.8	$168.7
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.77%	0.80%	0.87%	0.85%
NET INVESTMENT INCOME (LOSS)		0.06%	(0.19)%	0.03%	(0.30)%
PORTFOLIO TURNOVER RATE		158.0%	139.8%	153.0%	156.4%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.82%	0.83%	0.92%	0.85%

*	Rounds to less than $0.005 per share.
(a)	Net investment income (loss) per share was calculated using average shares outstanding.

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TURNER MID CAP GROWTH PORTFOLIO

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$15.20	$12.68	$12.09	$11.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT LOSS		(0.02)	(0.06)	(0.03)	(0.07)
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(6.81)	3.05	0.77	1.35
TOTAL FROM INVESTMENT OPERATIONS		(6.83)	2.99	0.74	1.28
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		—	—	—	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(1.14)	(0.47)	(0.15)	(0.41)
TOTAL DISTRIBUTIONS		(1.14)	(0.47)	(0.15)	(0.41)
NET ASSET VALUE, END OF PERIOD		$7.23	$15.20	$12.68	$12.09
TOTAL RETURN		(48.30)%	24.15%	6.07%	11.36%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$50.5	$94.0	$69.0	$56.9
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		1.02%	1.05%	1.12%	1.10%
NET INVESTMENT LOSS		(0.20)%	(0.44)%	(0.22)%	(0.58)%
PORTFOLIO TURNOVER RATE		158.0%	139.8%	153.0%	156.4%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		1.07%	1.08%	1.17%	1.10%

(a)	Net investment loss per share was calculated using average shares outstanding.

Turner Mid Cap Growth Portfolio

21

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Van Kampen Comstock Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Van Kampen Comstock Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Capital growth and income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	%	%

Total Annual Portfolio Operating Expenses	%	%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B
1 Year	$	$
3 Years	$	$
5 Years	$	$
10 Years	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Invesco Advisers, Inc. (“Invesco”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in equity securities, consisting principally of common stocks. Under normal market conditions, the Portfolio invests at least 80% of its net assets in common stocks at the time of investment. The Portfolio may also invest in preferred stocks, indexed securities and securities convertible into common and preferred stocks.

In selecting securities for investment, the Portfolio focuses primarily on the security’s potential for capital growth and income. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies that are believed by Invesco to possess the potential for capital growth and income. Invesco generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.

The Portfolio may invest in issuers of any size, although Invesco focuses on companies with a market capitalization in excess of $2 billion.

The Portfolio may invest up to 25% of its net assets in securities of foreign issuers (including issuers in emerging market countries). In addition, the Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

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Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of two broad-based securities market indices. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

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The bar chart below shows you the performance of the Portfolio’s Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	4th –2006	+6.05%
Lowest Quarter	4th – 2008	-22.91%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Descriptions” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception	Inception Date

Class A	26.89%	-0.41%	5-2-05
Class B	26.57%	-0.63%	5-2-05
Russell 1000 Value Index	19.69%	0.10%
S&P 500 Index	26.46%	1.33%

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Invesco is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    Jason S. Leder (co-lead manager) and Kevin C. Holt (co-lead manager), both Managing Directors with Invesco, and Devin E. Armstrong and James N. Warwick, Executive Directors with Invesco, have managed the Portfolio since 1995, 1999, 2007 and 2007, respectively. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks

Van Kampen Comstock Portfolio

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of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or, if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Leveraging Risk

Derivatives and other transactions in which the Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, reverse repurchase

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agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

The Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Although the segregation of assets will generally ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction creating leverage and will place a limit on the amount of leverage the Portfolio will employ, it will not limit the Portfolio’s exposure to loss from the transaction.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

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Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase

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as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Descriptions

The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large-and medium-sized companies and is often used to indicate the performance of the overall stock market.

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MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.65% of the first $500 million of such assets plus 0.60% of such assets over $500 million up to $1 billion plus 0.525% of such assets over $1 billion.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise

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require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

On October 20, 2009, Invesco Ltd. announced that it entered into a definitive agreement to acquire the retail asset management business of both Van Kampen Asset Management and certain portions of Morgan Stanley Investment Management Inc. (the “Transaction”). The Transaction includes a sale of the part of the asset management business that subadvises the Portfolio. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in mid-2010. It is anticipated that, upon the approval of the Trust’s Board of Trustees, a new subadvisory agreement will be entered into with Invesco Advisers, Inc. with respect to the Portfolio.

Morgan Stanley Investment Management, Inc., doing business in certain instances (including in its role as Subadviser to the Portfolio) under the name Van Kampen (“Van Kampen”), 522 Fifth Avenue, New York, New York 10036, is the Subadviser to the Portfolio. Van Kampen is a direct wholly-owned subsidiary of Morgan Stanley. As of December 31, 2009, Van Kampen, together with its affiliated asset management companies, managed approximately $         billion in assets.

Upon the close of the Transaction, Invesco will serve as the Subadviser to the Portfolio. Invesco currently serves as Subadviser for the Met/AIM Small Cap Growth Portfolio of the Trust and also manages other investment portfolios that encompass a broad range of investment objectives. Invesco is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2009, Invesco managed approximately $         billion in assets.

The Portfolio is currently managed by Van Kampen’s Multi-Cap Value team. The team is made up of established investment professionals. Current members of the team include Jason S. Leder, Kevin C. Holt, Devin E. Armstrong and James N. Warwick. Mr. Leder and Mr. Holt are Managing Directors with Van Kampen and have been employed by Van Kampen since 1995 and 1999, respectively. Mr. Warwick is an Executive Director with Van Kampen and has been employed by Van Kampen since 2002. Mr. Armstrong is an Executive Director of Van Kampen, and has been employed by Van Kampen since 2004. Messrs. Leder and Holt are co-lead managers of the Portfolio and Messrs. Armstrong and Warwick are co-portfolio managers. Messrs. Leder and Holt responsible for the execution of the overall strategy of the Portfolio. The portfolio managers are expected to remain the same following the Transaction.

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Distribution Plan

The Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B of the average daily net assets of the Portfolio allocated to Class B shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B shares are limited to 0.25% of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the

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Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and

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annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

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Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A and Class B shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows

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of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent

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trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values

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are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

VAN KAMPEN COMSTOCK PORTFOLIO

	For the years ended December 31,				For the period from May 2, 2005 (commencement of operations) to December 31, 2005(a)
Class A	2009(a)	2008(a)	2007(a)	2006(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$11.26	$11.95	$10.40	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.21	0.25	0.23	0.14
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.06)	(0.49)	1.45	0.45
TOTAL FROM INVESTMENT OPERATIONS		(3.85)	(0.24)	1.68	0.59
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.19)	(0.19)	(0.00)*	(0.11)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.37)	(0.26)	(0.13)	(0.08)
TOTAL DISTRIBUTIONS		(0.56)	(0.45)	(0.13)	(0.19)
NET ASSET VALUE, END OF PERIOD		$6.85	$11.26	$11.95	$10.40
TOTAL RETURN		(35.79)%	(2.31)%	16.34%	5.93%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$1,257.6	$1,839.2	$1,210.1	$880.4
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.61%	0.61%	0.67%	0.68%††
NET INVESTMENT INCOME		2.35%	2.04%	2.11%	2.02%††
PORTFOLIO TURNOVER RATE		40.2%	22.2%	32.7%	75.7%†
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.61%	0.61%	0.67%	0.68%††

*	Rounds to less than $0.005 per share.
†	Non-annualized
††	Annualized
(a)	Net investment income per share was calculated using average shares outstanding.

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VAN KAMPEN COMSTOCK PORTFOLIO

	For the years ended December 31,				For the period from May 2, 2005 (commencement of operations) to December 31, 2005(a)
Class B	2009(a)	2008(a)	2007(a)	2006(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$11.22	$11.91	$10.39	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME		0.19	0.22	0.20	0.12
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.04)	(0.48)	1.45	0.46
TOTAL FROM INVESTMENT OPERATIONS		(3.85)	(0.26)	1.65	0.58
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.17)	(0.17)	—	(0.11)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.37)	(0.26)	(0.13)	(0.08)
TOTAL DISTRIBUTIONS		(0.54)	(0.43)	(0.13)	(0.19)
NET ASSET VALUE, END OF PERIOD		$6.83	$11.22	$11.91	$10.39
TOTAL RETURN		(35.91)%	(2.49)%	16.05%	5.75%†
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$107.7	$162.0	$145.3	$58.8
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.86%	0.85%	0.92%	0.93%††
NET INVESTMENT INCOME		2.10%	1.80%	1.85%	1.71%††
PORTFOLIO TURNOVER RATE		40.2%	22.2%	32.7%	75.7%†
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.86%	0.86%	0.92%	0.93%††

†	Non-annualized
††	Annualized
(a)	Net investment income per share was calculated using average shares outstanding.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Morgan Stanley Mid Cap Growth Portfolio

(formerly Van Kampen Mid Cap Growth Portfolio)

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Morgan Stanley Mid Cap Growth Portfolio

(formerly Van Kampen Mid Cap Growth Portfolio)

PORTFOLIO SUMMARY:

Investment Objective

Capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are for the year ended December 31, 2009, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	%	%	%

Total Annual Portfolio Operating Expenses Before Expense Waiver	%	%	%
Contractual Expense Waiver*	%	%	%

Total Annual Portfolio Operating Expenses After Expense Waiver	%	%	%

*	Under an Expense Limitation Agreement, the total Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 0.90%, 1.15% and 1.05%, respectively, for the period ending April 30, 2011.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all expense limitations remain in effect only for the period ending April 30, 2011. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B	Class E
1 Year	$	$	$
3 Years	$	$	$
5 Years	$	$	$
10 Years	$	$	$

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Investment Strategies

Morgan Stanley Investment Management, Inc. (“MSIM”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. MSIM typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward.

Under normal market conditions, the Portfolio invests at least 80% of its net assets in securities of medium-sized companies at the time of investment. Under current market conditions, MSIM defines medium-sized companies by reference to those companies represented in the Russell Midcap Growth Index (which consists of companies in the capitalization range of approximately $         million to $         billion as of                 , 2010). The Portfolio may also invest in common stocks and other equity securities of small- and large-sized companies.

The Portfolio invests primarily in common stocks and also may invest in other equity securities, including preferred stock, convertible securities and rights or warrants to purchase securities.

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The Portfolio may invest up to 25% of its assets in securities of foreign issuers, including issuers in emerging market countries, primarily through ownership of depositary receipts. The Portfolio may also purchase and sell certain derivative instruments, such as options, futures, contracts and options on future contracts, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance

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would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The bar chart below shows you the performance of the Portfolio’s Class B shares, the Portfolio’s oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. Class E shares of the Portfolio are first being offered on May 1, 2010. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective October 1, 2006, MSIM became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser.

Year-by-Year Total Return as of December 31 of Each Year

Highest Quarter	2nd –2003	+17.43%
Lowest Quarter	4th – 2008	-26.03%

The table below compares the Portfolio’s average annual compounded total returns with relevant index returns. For more information about indexes, please see “Index Description” in this Prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception	Inception Date
Class A	57.83%	3.47%	2.99%	5-1-01
Class B	57.27%	3.23%	2.14%	2-12-01
Russell Midcap Growth Index	46.29%	2.40%	1.18%*
* Index performance is from 2-12-01.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    MSIM is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.    Dennis Lynch, David Cohen and Sam Chainani, each a Managing Director of MSIM, and Alexander Norton, Jason Yeung, and Armistead Nash, each an Executive Director of MSIM, have managed the Portfolio since 1998, 1993, 1996, 2000, 2002 and 2002, respectively. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks

Morgan Stanley Mid Cap Growth Portfolio

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of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or, if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

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Leveraging Risk

Derivatives and other transactions in which the Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

The Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Although the segregation of assets will generally ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction creating leverage and will place a limit on the amount of leverage the Portfolio will employ, it will not limit the Portfolio’s exposure to loss from the transaction.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of securities. Securities generally fall into two main categories: equity and fixed income. Some portfolios invest primarily, or in part, in foreign equity or foreign fixed income securities.

Equity Securities

Equity securities may include common stocks, preferred stocks, warrants, convertible stocks and other instruments related to common and preferred stocks. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuer.

Investment advisers often characterize stocks as “growth stocks” or “value stocks.” Generally, an investment adviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser using a “growth” style of investing will be more likely than an adviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of value stocks may fall, or simply may not increase as much as they would have otherwise, if the market does not agree with the investment adviser’s view of the value of the stock.

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Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities, including equity depositary receipts, are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $             billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.70% of the first $200 million of such assets plus 0.65% of such assets over $200 million up to $500 million plus 0.625% of such assets over $500 million.

Effective May 1, 2010, MSIM has agreed to reduce the subadvisory fee it charges to MetLife Advisers for managing the Portfolio. This fee change will reduce the subadvisory fee charged on the Portfolio’s average daily net assets less than or equal to $200 million and those in excess of $500 million but less than $750 million. In connection with this change in the subadvisory fee, MetLife Advisers has voluntarily agreed to waive a portion of the management fee chargeable to the Portfolio.

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A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report.

Expense Limitation Agreement

In the interest of limiting expenses of the Portfolio until April 30, 2011, MetLife Advisers has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, MetLife Advisers has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio, other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), are limited to 0.90%, 1.15% and 1.05% of average daily net assets for Class A, Class B and Class E shares, respectively, of the Portfolio.

The Portfolio may at a later date reimburse to MetLife Advisers the management fees waived or reduced and other expenses assumed and paid by MetLife Advisers pursuant to the Expense Limitation Agreement provided the Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual operating expenses of the Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio’s total annual operating expenses are less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees.

The total amount of reimbursement to which MetLife Advisers may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by MetLife Advisers and (ii) all other payments previously remitted by MetLife Advisers to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to MetLife Advisers with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by MetLife Advisers to the Portfolio.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and

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without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

MORGAN STANLEY INVESTMENT MANAGEMENT, INC., 522 Fifth Avenue, New York, New York 10036, is the Subadviser to the Portfolio. MSIM is a direct wholly-owned subsidiary of Morgan Stanley. As of December 31, 2009, MSIM, together with its affiliated asset management companies, managed approximately $             billion in assets.

The Portfolio is managed by the MSIM Growth team. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis Lynch, David Cohen and Sam Chainani each a Managing Director of MSIM, and Alexander Norton, Jason Yeung and Armistead Nash, each an Executive Director of MSIM.

Mr. Lynch has worked in an investment management capacity for MSIM since 1998. Mr. Cohen has worked in an investment management capacity for MSIM since 1993. Mr. Chainani has worked in an investment management capacity for MSIM since 1996. Mr. Norton has worked in an investment management capacity for MSIM since 2000. Mr. Yeung has worked in an investment management capacity for MSIM since 2002. Mr. Nash has worked in an investment management capacity for MSIM since 2002. Mr. Lynch is the lead manager of the Portfolio and Messrs. Cohen, Chainani, Norton, Yeung and Nash are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

Distribution Plans

The Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B and Class E shares are limited to 0.25% and 0.15%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

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YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

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Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated

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not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B and Class E shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

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Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B and Class E shares are subject to a Rule 12b-1 fee of 0.25% and 0.15%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

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Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on

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closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Portfolio’s Class A and Class B shares’ financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. Total return in the table shows how much an investment in the Portfolio would have increased (or decreased) during the period (assuming reinvestment of all dividends and distributions). This information has been audited by                             , whose report is included in the Annual Report of the Portfolio, which is available upon request.

MORGAN STANLEY MID CAP GROWTH PORTFOLIO

(formerly Van Kampen Mid Cap Growth Portfolio)	For the years ended December 31,
Class A	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$11.82	$10.44	$10.19	$10.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)		0.02	0.05	(0.01)	(0.04)
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(5.10)	2.29	0.90	0.54
TOTAL FROM INVESTMENT OPERATIONS		(5.08)	2.34	0.89	0.50
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.15)	—	—	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.88)	(0.96)	(0.64)	(0.74)
TOTAL DISTRIBUTIONS		(1.03)	(0.96)	(0.64)	(0.74)
NET ASSET VALUE, END OF PERIOD		$5.71	$11.82	$10.44	$10.19
TOTAL RETURN		(46.67)%	23.84%	8.65%	4.71%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$16.3	$29.6	$24.0	$21.5
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		0.89%	0.88%	0.90%	0.90%
NET INVESTMENT INCOME (LOSS)		0.25%	0.46%	(0.08)%	(0.35)%
PORTFOLIO TURNOVER RATE		38.1%	62.0%	226.6%	103.9%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		0.89%	0.88%	1.08%	0.99%

(a)	Net investment income (loss) per share was calculated using average shares outstanding.

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MORGAN STANLEY MID CAP GROWTH PORTFOLIO

(formerly Van Kampen Mid Cap Growth Portfolio)

	For the years ended December 31,
Class B	2009(a)	2008(a)	2007(a)	2006(a)	2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD		$11.55	$10.25	$10.04	$10.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)		(0.00)†	0.02	(0.03)	(0.06)
NET REALIZED AND UNREALIZED GAINS (LOSSES)		(4.97)	2.24	0.88	0.54
TOTAL FROM INVESTMENT OPERATIONS		(4.97)	2.26	0.85	0.48
DISTRIBUTIONS:

DIVIDENDS FROM NET INVESTMENT INCOME		(0.13)	—	—	—
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS		(0.88)	(0.96)	(0.64)	(0.74)
TOTAL DISTRIBUTIONS		(1.01)	(0.96)	(0.64)	(0.74)
NET ASSET VALUE, END OF PERIOD		$5.57	$11.55	$10.25	$10.04
TOTAL RETURN		(46.75)%	23.48%	8.37%	4.58%
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN MILLIONS)		$58.0	$81.5	$54.8	$40.9
RATIOS TO AVERAGE NET ASSETS(1):

EXPENSES		1.14%	1.13%	1.15%	1.15%
NET INVESTMENT INCOME (LOSS)		(0.03)%	0.19%	(0.30)%	(0.58)%
PORTFOLIO TURNOVER RATE		38.1%	62.0%	226.6%	103.9%
(1) RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT BY THE MANAGER AND BROKER REBATES:		1.14%	1.14%	1.34%	1.24%

(a)	Net investment income (loss) per share was calculated using average shares outstanding.
†	Rounds to less than $0.005 per share.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

Met/Eaton Vance Floating Rate Portfolio

Class A, Class B, Class C and Class E Shares

PROSPECTUS

May 1, 2010

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Met/Eaton Vance Floating Rate Portfolio

PORTFOLIO SUMMARY:

Investment Objective

A high level of current income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2010, and are expressed as a percentage of the Portfolio’s average daily net assets over that period. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class E
Management Fee	0.61%	0.61%	0.61%	0.61%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.50%	0.15%
Other Expenses	0.22%	0.22%	0.22%	0.22%

Total Annual Portfolio Operating Expenses*	0.83%	1.08%	1.33%	0.98%

*	Under an Expense Limitation Agreement, the total Annual Portfolio Operating Expenses for the Class A, Class B, Class C and Class E shares of the Portfolio will not exceed 0.85%, 1.10%, 1.35% and 1.00%, respectively, for the period ending April 30, 2011.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all of your dividends, that the Portfolio’s operating expenses remain the same and that all expense limitations remain in effect only for the period ending April 30, 2011. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class B	Class C	Class E
1 Year	$85	$111	$136	$100
3 Years	$266	$345	$424	$314

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio’s portfolio turnover rate is not expected to exceed 100% of the average value of its portfolio.

Principal Investment Strategies

Eaton Vance Management (“Eaton Vance”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s total assets in income producing floating rate loans and other floating rate debt securities. The Portfolio invests primarily in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics.

The Portfolio may invest up to 15% of its total assets in foreign Senior Loans and foreign securities and may engage in certain hedging transactions. Foreign Senior Loans must be U.S. dollar denominated or denominated in euros, British pounds, Swiss francs, or Canadian dollars (each such foreign currency, an “Authorized Foreign Currency”). With respect to any investments in foreign Senior Loans denominated in an Authorized Foreign Currency, the Portfolio’s Subadviser intends to hedge against foreign currency fluctuations for such Senior Loans principally through the use of currency exchange contracts as well as other appropriate permitted hedging strategies; however there is no certainty that such strategies will be successful.

The Portfolio may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities such as notes, bonds and asset-backed securities (such as special purpose trusts investing in bank loans), investment grade fixed income debt obligations and money market instruments, such as commercial paper. Those money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

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The Subadviser’s portfolio managers monitor the credit quality of the Portfolio’s holdings as well as other investments that are available. In managing the Portfolio, the Subadviser seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. Preservation of capital is considered when consistent with the Portfolio’s objective.

Primary Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Primary Risks of Investing in the Portfolio” in this Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Bank Loan Risk.    Investments in bank loans expose the Portfolio to interest rate risk and the credit and counterparty risk of both the financial or other institution from which the Portfolio purchases bank loans and the underlying borrowers of those loans. No active trading market may exist for certain loans. Moreover, adverse market conditions may impair the liquidity of some actively traded loans. The Portfolio may have difficulty valuing and selling bank loans that are illiquid or are less actively traded. Bank loans are also subject to the risk that issuers will prepay the principal more quickly than expected, which could cause the Portfolio to reinvest the repaid principal in investments with lower yields, thereby exposing the Portfolio to a lower rate of return. The Portfolio’s investments in below investment grade loans and other debt securities expose the Portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Lower rated securities also may be subject to greater price volatility than higher rated investments.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Asset-Backed Securities Risk.    The value of investments in asset-backed securities are subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent asset-backed securities held by the Portfolio are backed by lower rated securities or are subordinated to other interests in the same asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Derivatives Risk.    The Portfolio may invest in derivatives to “hedge” or protect its assets from an

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unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses.

Past Performance

As of the date of this Prospectus, the Portfolio had not commenced operations. No performance information is currently available. For information on Eaton Vance Management’s prior performance with a comparable account, see “Management—The Subadviser” in this Prospectus.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser. For more information about the Adviser, please see “Management—The Adviser” in this Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information.

Subadviser.    Eaton Vance Management is the subadviser to the Portfolio. For more information about the Subadviser, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—The Subadvisers” in the Statement of Additional Information.

Portfolio Managers.     Scott H. Page, CFA, Vice President and Director, Craig P. Russ, Vice President and Portfolio Manager and Andrew N. Sveen, CFA, Vice President and Head Trader, have each managed the Portfolio since inception. For additional information, please see “Management—The Subadviser” in this Prospectus and “Investment Advisory and Other Services—Portfolio Management” in the Statement of Additional Information.

Payments to Insurance Companies and Their Affiliates

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of forty-nine managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B, Class C and Class E shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective are very similar to a certain publicly available mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

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PRIMARY RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return or the price of shares to decrease or could cause the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described here.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

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Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore be more volatile than other fixed income securities with shorter durations. Conversely, fixed income securities with shorter durations will be less volatile but generally provide lower returns than fixed income securities with longer durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Securities issued or guaranteed by the U.S. Government or its agencies and government-sponsored entities are considered to be subject to less credit risk than securities issued by state and local governments or private issuers. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Bank Loan Risk

Investments in bank loans expose the Portfolio to interest rate risk and the credit and counterparty risk of both the financial or other institution from which the Portfolio purchases bank loans and the underlying borrowers of those loans. Economic and other events can reduce the demand for certain loans or loans generally, which may reduce market prices and cause the Portfolio’s share price to fall. The frequency and magnitude of such changes cannot be predicted. In addition, the market for some bank loans may be illiquid and, consequently, the Portfolio may have difficulty valuing and selling these investments. The Portfolio may be dependent on third parties to enforce its rights against underlying borrowers.

The Portfolio’s investments in below investment grade floating rate loans and floating rate and other debt securities are considered speculative because of the credit risk of their issuers and will expose the Portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower rated investments to make principal and interest payments. Such issuers are also more likely to default on their payments of interest and principal owed than issuers of investment grade

Met/Eaton Vance Floating Rate Portfolio

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loans and debt securities. Such defaults could reduce the Portfolio’s share price and income distributions. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt security may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which could adversely affect the loan’s value.

Although loans and other debt securities may be adversely affected by rising interest rates, the floating rate feature of certain loans and debt securities may reduce this risk. Declines in prevailing interest rates may increase prepayments of loans and other debt securities and may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in loans or debt securities with lower yields. Bonds that do not make regular payments of interest may experience greater volatility in response to changes in interest rates. No active trading market may exist for certain loans, which may impair the ability of the Portfolio to realize the full value of such loans in the event of the need to liquidate such assets. Moreover, adverse market conditions may impair the liquidity of some actively traded loans.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign

Met/Eaton Vance Floating Rate Portfolio

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governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Asset-backed Securities Risk

Asset-backed securities generally represent a participation in, or are secured by, underlying assets such as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in asset-backed securities are subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of an asset-backed security.

Asset-backed securities are subject to credit risk. Payment of principal and interest on asset-backed securities that are issued by private issuers largely depend on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Asset-backed securities are also subject to extension risk. When interest rates rise, repayments of asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the

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Portfolio’s share price to be more volatile as the value of the asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases asset-backed securities that are subordinated to other interests in the same asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. An asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Derivatives Risk

The Portfolio may invest in derivatives to “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. If the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Types of Investments

The Portfolio invests in a variety of fixed income securities, including foreign fixed income securities.

Fixed Income Securities

Fixed income securities include bonds, notes, and U.S. and other government securities. The rate of interest on fixed income securities may be fixed or variable. While presenting more risk of loss, a bond with a longer remaining maturity or duration will tend to pay a higher rate of interest or “yield” than a bond with a shorter remaining maturity or duration.

Foreign Securities

Generally, foreign securities are securities of issuers organized or headquartered outside the United States or primarily traded outside the United States. Although foreign securities may increase a mutual fund’s diversification, foreign securities tend to be more volatile than U.S. securities.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive instruments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, 501 Boylston Street, Boston, Massachusetts 02116, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $80 billion as of December 31, 2009.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.625% of the first $100 million of such assets plus 0.600% of such assets over $100 million.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent semiannual report.

Expense Limitation Agreement

In the interest of limiting expenses of the Portfolio until April 30, 2011, MetLife Advisers has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, MetLife Advisers has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolio, other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other

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extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, but including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), are limited to 0.85%, 1.10%, 1.35% and 1.00% of average daily net assets for Class A, Class B, Class C and Class E shares, respectively, of the Portfolio.

The Portfolio may at a later date reimburse to MetLife Advisers the management fees waived or reduced and other expenses assumed and paid by MetLife Advisers pursuant to the Expense Limitation Agreement provided the Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual operating expenses of the Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio’s total annual operating expenses are less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees.

The total amount of reimbursement to which MetLife Advisers may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by MetLife Advisers and (ii) all other payments previously remitted by MetLife Advisers to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to MetLife Advisers with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by MetLife Advisers to the Portfolio.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing Subadviser or as an additional Subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing Subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the Subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new Subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order.

Met/Eaton Vance Floating Rate Portfolio

14

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser.

EATON VANCE MANAGEMENT, Two International Place, Boston, Massachusetts 02110, (“Eaton Vance”) serves as the Subadviser to the Portfolio. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp. As of December 31, 2009, Eaton Vance and its affiliates managed over $160 billion on behalf of mutual funds, institutional clients and individuals.

The following individuals are jointly responsible for managing the Portfolio:

■

Scott H. Page, CFA, is a Vice President and Director of Eaton Vance’s Bank Loan team and a Portfolio Manager of Eaton Vance’s senior loan funds. He has been a member of Eaton Vance’s Bank Loan team since joining Eaton Vance in 1989 and was named Co-Director in July 1996. In November 2007, he was named Director of Bank Loans.

■

Craig P. Russ is a Vice President and a Portfolio Manager of Eaton Vance’s senior loan funds. Mr. Russ is a co-manager for several Eaton Vance senior loan funds and has been a member of Eaton Vance’s Bank Loan investment team since joining Eaton Vance in 1997.

■

Andrew N. Sveen, CFA, is a Vice President, Head Trader and a Portfolio Manager of Eaton Vance’s senior loan funds. Mr. Sveen has been a member of Eaton Vance’s Bank Loan Team since joining Eaton Vance in 1999.

Prior Experience With a Comparable Account

Since the Portfolio commenced operations in May 2010, it does not have any operating history. In order to provide you with information regarding the investment capabilities of Eaton Vance, the performance of certain managed accounts advised by Eaton Vance is presented. The Portfolio has substantially the same investment objective, policies and strategies as existing managed accounts that are advised by Eaton Vance. Listed below is “composite performance” for Eaton Vance with regard to all of these similarly managed accounts. The managed account included in the composite is not a mutual fund registered under the 1940 Act, and therefore the account is not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to this managed account, the performance shown may have been lower. The figures in the chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

This composite data is provided to illustrate the past performance of Eaton Vance in managing portfolios of floating rate loans and should not be considered as an indication of future performance of the Portfolio or Eaton Vance. The performance figures shown below reflect the deduction of the highest total expenses currently paid by an account in the composite. The fees and expenses of the Portfolio are generally expected to be higher than those of the managed account. If the managed account had been subject to the same fees and expenses as the Portfolio, the performance shown would have been lower. The performance figures were calculated in accordance with the industry standards for preparing and presenting investment adviser performance. This methodology differs from the Securities and Exchange Commission’s standardized method that the Portfolio will use to calculate its own performance.

Met/Eaton Vance Floating Rate Portfolio

15

Annual Total Returns

Year/Period	Composite	S&P/LSTA Leveraged Loan Index(1)
1999(2)	4.09%	4.13%
2000	5.63%	4.99%
2001	4.28%	4.18%
2002	2.49%	1.91%
2003	6.06%	9.97%
2004	4.20%	5.17%
2005	4.90%	5.08%
2006	6.59%	6.77%
2007	2.60%	2.02%
2008	-25.19%	-29.10%
2009	45.06%	51.62%

1	The Standard & Poor’s/Loan Syndications and Trading Association (“S&P/LSTA”) Leveraged Loan Index is a total return index that tracks the current outstanding balance and spread over the London Interbank Offered Rate (“LIBOR”) for fully funded term loans. The facilities included in the S&P/LSTA Leveraged Loan Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.
2	The inception date of the Eaton Vance Account was April 1, 1999. Total returns and expenses are not annualized for the first year of operations.

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years
Composite	45.06%	4.48%	4.50%
S&P/LSTA Leveraged Loan Index	51.62%	4.24%	4.72%

Distribution Plans

The Portfolio has adopted for its Class B, Class C and Class E shares a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 5 Park Plaza, Suite 1900,

Irvine, California 92614. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Plan, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments with respect to Class B, Class C and Class E shares are limited to 0.25%, 0.50% and 0.15%, respectively, of average daily net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

Met/Eaton Vance Floating Rate Portfolio

16

YOUR INVESTMENT

Shareholder Information

The separate accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

However, MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular separate account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of turnout given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in the prospectus for the relevant Contract for more information on your voting rights.

Disclosure of Portfolio Holdings

Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more of the websites of the Insurance Companies (including www.metlifeinvestors.com): (i) the ten largest holdings of the Portfolio; (ii) complete portfolio holdings for the Portfolio; and (iii) the percentage of the Portfolio’s net assets that each of the ten largest holdings represents. Generally, the information posted will be the holdings information as of the end of the last calendar quarter. Subject to limited exceptions, the information regarding the Portfolio’s ten largest holdings will be posted on or about ten (10) business days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter) and the Portfolio’s complete holdings will be posted on or about thirty (30) calendar days following the end of each calendar quarter (but generally not later than the tenth business day of the second month following the end of the calendar quarter).

The Portfolio may exclude any information when doing so is deemed in the Portfolio’s best interest. Information will generally remain posted until it is replaced by more recent information. For these purposes, the Portfolio’s ten largest portfolio holdings are not considered to include swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Met/Eaton Vance Floating Rate Portfolio

17

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s separate accounts, and not to you, the Contract owner. Although the separate accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of life insurance companies and the separate accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a separate account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single

Met/Eaton Vance Floating Rate Portfolio

18

investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the separate accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B, Class C and Class E shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require the Subadviser to maintain increased cash reserves, which could harm performance in rising markets.

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Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B, Class C and Class E shares are subject to a Rule 12b-1 fee of 0.25%, 0.50% and 0.15%, respectively, of average daily net assets. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Market Timing

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in shares of the Trust’s portfolios, including the Portfolio, that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager’s ability to manage a portfolio’s assets ((i) or (ii), “market timing”). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the portfolios and, to the Trust’s knowledge, there are no arrangements currently in place that are designed to permit any Contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the insurance company separate accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring, MetLife Advisers believes (i) that a portfolio’s cash flows may reflect a pattern of market timing or (ii) that a portfolio’s cash flows may reflect frequent trading that is disruptive to the management of the portfolio and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate insurance company or companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with insurance company separate accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on market timing.

If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in shares of a portfolio and there is evidence of market timing in that separate account, the Trust or the portfolio may be discontinued as an investment option of that separate account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Met/Eaton Vance Floating Rate Portfolio

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Limitations on the Trust’s Ability to Detect and Deter Market Timing

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the insurance company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such market timing activities.

Risks Associated With Market Timing Generally

While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, Contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from frequent trading of portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager’s ability to manage a portfolio’s assets. Frequent trading may be disruptive if it makes it difficult for a portfolio to implement its long-term investment strategies, for example by causing the portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces the portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a portfolio to incur increased expenses. For example, as a result of such frequent trading, the portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect portfolio performance.

Associated with an investment in the Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on

Met/Eaton Vance Floating Rate Portfolio

21

closing prices of foreign securities established some time before the portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

The Portfolio’s net asset value (“NAV”) per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (“NYSE”) (usually at 4:00 p.m. Eastern Time), on each day the NYSE is open. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

NAV of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order. A separate NAV is calculated for each share class of the Portfolio.

Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by a Valuation Committee established by the Trust’s Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio’s calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio’s calculation of NAV. The intended effect of fair value pricing is to value a security based on the price the Portfolio might reasonably expect to receive if it sold that security, but it does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio’s assets that is invested in other open-end investment companies, that portion of the Portfolio’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust’s Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing service’s performance.

Money market instruments maturing in 60 days or less are valued on an amortized cost basis.

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22

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s performance. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides a fuller technical and legal description of the Portfolio’s policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

Met Investors Series Trust

5 Park Plaza

Suite 1900

Irvine, California 92614

1-800-848-3854

             @                     .com

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlifeinvestors.com

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■ In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■ Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■ By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

                           MET INVESTORS SERIES TRUST

                                  5 Park Plaza
                                   Suite 1900
                            Irvine, California 92614
                                  800-848-3854

                       Statement of Additional Information

                                   May 1, 2010

                                            Portfolios

Met/AIM Small Cap Growth Portfolio                              Lord Abbett Mid Cap Value Portfolio
Batterymarch Growth and Income Portfolio                        MFS(R) Emerging Markets Equity Portfolio
BlackRock High Yield Portfolio                                  MFS(R) Research International Portfolio
BlackRock Large Cap Core Portfolio                              Oppenheimer Capital Appreciation Portfolio
Clarion Global Real Estate Portfolio                            PIMCO Inflation Protected Bond Portfolio
Dreman Small Cap Value Portfolio                                PIMCO Total Return Portfolio
Met/Eaton Vance Floating Rate Portfolio                         Pioneer Fund Portfolio
Met/Franklin Income Portfolio                                   Pioneer Strategic Income Portfolio
Met/Franklin Mutual Shares Portfolio                            RCM Technology Portfolio
Goldman Sachs Mid Cap Value Portfolio                           Rainier Large Cap Equity Portfolio
Harris Oakmark International Portfolio                          T. Rowe Price Mid Cap Growth Portfolio
Janus Forty Portfolio                                           Met/Templeton Growth Portfolio
Lazard Mid Cap Portfolio                                        Met/Templeton International Bond Portfolio
Legg Mason ClearBridge Aggressive Growth Portfolio              Third Avenue Small Cap Value Portfolio
Legg Mason Value Equity Portfolio                               Turner Mid Cap Growth Portfolio
Loomis Sayles Global Markets Portfolio                          Van Kampen Comstock Portfolio
Lord Abbett Bond Debenture Portfolio                            Morgan Stanley Mid Cap Growth Portfolio
Lord Abbett Growth and Income Portfolio                         (formerly known as Van Kampen Mid Cap
                                                                  Growth Portfolio)

                                           Asset Allocation Portfolios

American Funds(R) Moderate Allocation Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
MetLife Defensive Strategy Portfolio
MetLife Moderate Strategy Portfolio
MetLife Balanced Strategy Portfolio
MetLife Growth Strategy Portfolio
MetLife Aggressive Strategy Portfolio
Met/Franklin Templeton Founding Strategy Portfolio

         This Statement of Additional Information provides supplementary information pertaining to shares of 44 investment portfolios ("Portfolios") of
Met Investors Series Trust (the "Trust"), an open-end, management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Summary Prospectuses and the Prospectuses dated
May 1, 2010 for, as applicable, the Class A, Class B, Class C and Class E shares of the Portfolios listed above. The Summary Prospectuses and the Prospectuses may be obtained by writing to the Trust at the address above or by calling
800-848-3854.

         The Portfolios listed under the heading Asset Allocation Portfolios are collectively referred to herein as the "Allocation Portfolios" and individually, an "Allocation Portfolio". Unless otherwise defined herein, capitalized terms have the meanings given to them in each Summary Prospectus and Prospectus.

         The audited financial statements described in "Financial Statements"
herein for the periods ended December 31, 2009, including the financial highlights, appearing in the Trust's Annual Reports to Shareholders, filed electronically with the Securities and Exchange Commission ("SEC") on March
[__], 2010 (File No. 811-10183), are incorporated by reference and made part of this document.

         No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information, in the
Summary Prospectuses or in the Prospectuses and, if given or made, such information or representation must not be relied upon as having been authorized.
This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.

                                                                                                                Page



                           INVESTMENT STRATEGIES AND RISKS

         The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Summary Prospectus and the
Prospectus. In addition to the Portfolios' principal investment strategies discussed in the Prospectus, each Portfolio, except an Asset Allocation
Portfolio, may engage in other types of investment strategies as further described below and as indicated in Appendix A. Each Portfolio, other than an
Allocation Portfolio, may invest in or utilize any of these investment strategies and instruments or engage in any of these practices except where otherwise prohibited by law or the Portfolio's own investment restrictions as set forth in the Summary Prospectus, the Prospectus or this SAI.

         Each Asset Allocation Portfolio operates under a "fund of funds"
structure, investing substantially all of its assets in other mutual funds managed by the Adviser or its affiliates or unaffiliated third party investment advisers ("Third Party Funds"), as applicable (collectively, the "Underlying
Portfolios"). In addition to investments in shares of the Underlying Portfolios, an Asset Allocation Portfolio may invest for cash management purposes in U.S.
government securities and in money market securities. In addition to the fees directly associated with an Asset Allocation Portfolio, an investor in that
Portfolio will also indirectly bear the fees of the Underlying Portfolios in which an Asset Allocation Portfolio invests. This Statement of Additional
Information contains information about Underlying Portfolios that are series of the Trust. For additional information about Underlying Portfolios that are series of Metropolitan Series Fund, Inc., please see the May 1, 2010 summary prospectus, prospectus and statement of additional information of Metropolitan
Series Fund, Inc. (SEC File No. 811-03618). For additional information about
Underlying Portfolios that are Third Party Funds, please see the current prospectus and statement of additional information applicable to such Third
Party Fund.

         Each Asset Allocation Portfolio invests in shares of the Underlying
Portfolios and its performance is directly related to the ability of the
Underlying Portfolios to meet their respective investment objectives, as well as the Adviser's allocation among the Underlying Portfolios. Accordingly, each
Asset Allocation Portfolio's investment performance will be influenced by the investment strategies of and risks associated with the Underlying Portfolios, as described below, in direct proportion to the amount of assets each Asset
Allocation Portfolio allocates to the Underlying Portfolios utilizing such strategies. However, information in "Money Market Securities", "Other Investment
Companies" and "U.S. Government Securities" also applies generally to direct investments that may be made by the Asset Allocation Portfolios.

     Asset-Backed Securities.

         As indicated in Appendix A, certain Portfolios may invest in asset-backed securities. Asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.

         Asset-backed securities are not issued or guaranteed by the U.S.
government or its agencies or government-sponsored entities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less. Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and shorter prepayments will lengthen it.

         The purchase of asset-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities.
Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables.
In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

         In the case of privately issued asset-backed securities, the Trust takes the position that such instruments do not represent interests in any particular industry or group of industries.

     Bonds.

         As indicated in Appendix A, certain Portfolios may invest in one or more types of bonds. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Mortgage- and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are "perpetual" in that they have no maturity date.

         Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a Portfolio's investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond.
Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

         Unless required by applicable law, a Portfolio is not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security. Neither event would require the Portfolio to sell the debt security, but the Portfolio's Subadviser would consider such events in the determining whether the Portfolio should continue to hold it.

     Brady Bonds.

         As indicated in Appendix A, certain Portfolios may invest in Brady
Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady.
Brady Bonds have been issued only in the last decade, and forthat reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S.
dollar) and are actively traded in over-the-counter secondary markets. U.S.
dollar-denominated, collateralized Brady Bonds, which may be fixedrate bonds or floating-rate bonds, are generally collateralized in full as to principal by
U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady
Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (the uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

     Collateralized Debt Obligations (CDOs).

         As indicated in Appendix A, certain Portfolios may invest in CDOs. A
Portfolio may invest in CDOs, including collateralized bond obligations ("CBOs")
and collateralized loan obligations ("CLOs") as well as other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

         For CDOs, CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and services to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO, CBO or CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to
CDO, CBO or CLO securities as a class.

         The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Portfolios' Summary Prospectus and Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

     Convertible Securities.

         As indicated in Appendix A, certain Portfolios may invest in convertible securities. A Portfolio may invest in convertible securities of domestic and, subject to the Portfolio's investment strategy, foreign issuers.
The convertible securities in which a Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

         Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase for that Portfolio. Neither event will require the sale of such securities, although a Portfolio's Subadviser will consider such event in its determination of whether the Portfolio should continue to hold the securities.

     Credit Default Swaps.

         As indicated in Appendix A, certain Portfolios may enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Portfolio.
The protection "buyer" in a credit default swap agreement is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Portfolio may be either the buyer or seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage because, in addition to its total net assets, a
Portfolio would be subject to investment exposure on the notional amount of the swap.

         Credit default swap agreements involve greater risks than if a
Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to liquidity risk, counterparty risk and credit risk. A Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Portfolio's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Portfolio). In connection with credit default swaps in which a
Portfolio is the buyer, the Portfolio will segregate or "earmark" cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Portfolio's exposure (any accrued but unpaid net amounts owed by the Portfolio to any counterparty), on a marked-to-market basis.
In connection with credit default swaps in which a Portfolio is the seller, the
Portfolio will segregate or "earmark" cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Portfolio). Such segregation or "earmarking" will ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Portfolio. Such segregation or "earmarking" will not limit the Portfolio's exposure to loss.

     Credit Linked Notes (CLNs).

         As indicated in Appendix A, certain Portfolios may purchase CLNs. A CLN is an instrument in which a special purpose entity (the "Note Issuer") issues a structured note that is intended to replicate a corporate bond or portfolios of corporate bonds. The purchaser of the CLN invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to that of a highly rated asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the "Reference Bond"). Upon maturity of the CLN, the purchaser will receive payment equal to (1) the original par amount paid to the
Note Issuer, if there was neither a default on the Reference Bond nor a restructuring of the issuer of the Reference Bond, or (2) the value of the
Reference Bond, if there has been such a default or restructuring. Depending on the terms of the CLN, it is also possible that the purchaser may be required to take physical delivery of the Reference Bond in the event of a default or restructuring. In addition to being subject to the risks relating to the
Reference Bond, the purchaser of a CLN may be subject to the credit risk of the
Note Issuer. In addition, there may not be a secondary market for the CLN even though such a market exists for the Reference Board.

     Depositary Receipts.

         As indicated in Appendix A, certain Portfolios may invest in depositary receipts. A Portfolio may purchase foreign securities in the form of American
Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global
Depositary Receipts ("GDRs") or other securities convertible into securities of corporations in which the Portfolio is permitted to invest pursuant to its investment objectives and policies. These securities may not necessarily be denominated in the same currency into which they may be converted. Depositary receipts are receipts typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. ADRs, GDRs and EDRs, like other depositary receipts, are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

         Depositary receipts may be "sponsored" or "unsponsored." Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

     Dollar Rolls.

         As indicated in Appendix A, certain Portfolios may engage in dollar roll transactions. In dollar roll transactions, a Portfolio sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, a Portfolio would forego principal and interest paid on such securities. A Portfolio would be compensated by the difference between the current sales price and the forward price of the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time a Portfolio enters into a dollar roll transaction, it will maintain the segregation, either on the records of the Subadviser or with the Trust's custodian, of cash or other liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained.

     Event-Linked Bonds.

         As indicated in Appendix A, certain Portfolios may invest in event-linked bonds. Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Portfolio to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

     Floaters.

         As indicated in Appendix A, certain Portfolios may invest in floaters, which are fixed income securities with a floating or variable rate of interest,
i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Securities."

     Foreign Currency Transactions.

         As indicated in Appendix A, certain Portfolios may purchase securities denominated in foreign currencies, including the purchase of foreign currency on a spot (or cash) basis. A change in the value of any such currency against the
U.S. dollar will result in a change in the U.S. dollar value of a Portfolio's assets and income. In addition, although a portion of a Portfolio's investment income may be received or realized in such currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after a Portfolio's income has been earned and computed in U.S. dollars but before conversion and payment, the
Portfolio could be required to liquidate portfolio securities to make such distributions.

         Currency exchange rates may be affected unpredictably by intervention
(or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls or political developments in the United States or abroad.
Foreign currencies in which a Portfolio's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Portfolio. Certain
Portfolios may also invest in the following types of foreign currency transactions:

         Foreign Currency Exchange Transactions. A Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Subadviser to a Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging").

         A Portfolio may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date on which the
Portfolio contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. For that purpose, a Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in or exposed to that foreign currency.

         If conditions warrant, a Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

         For transaction hedging purposes, a Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Portfolio the right to purchase a currency at the exercise price until the expiration of the option.

         A Portfolio may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated, or quoted or exposed (or an increase in the value of currency for securities which the Portfolio intends to buy, when it holds cash reserves and short-term investments). For position hedging purposes, a Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, a Portfolio may also purchase or sell foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

         Hedging transactions involve costs and may result in losses. A
Portfolio may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Portfolio's Subadviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract.
In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the U.S. are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC"), such as the New York
Mercantile Exchange. A Portfolio would enter into foreign currency futures contracts solely for hedging or other appropriate investment purposes as defined in CFTC regulations. Open positions in forwards used for non-hedging purposes will be covered if the Portfolio earmarks liquid assets or by the segregation with the Trust's custodian of liquid assets and marked to market daily.

         Forwards will be used primarily to adjust the foreign exchange exposure of each Portfolio with a view to protecting against uncertainty in the level of future foreign exchange rates, and the Portfolios might be expected to enter into such contracts under the following circumstances:

          Lock In. When the Subadviser  desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

         Cross Hedge. If a particular currency is expected to decrease against another currency, a Portfolio may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Portfolio's holdings denominated in the currency sold.

         Direct Hedge. If the Subadviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Subadviser thinks that a
Portfolio can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the
U.S. dollar. In either case, a Portfolio would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S.
dollars at an exchange rate established at the time it initiated the contract.
The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Portfolio would hope to benefit from an increase (if any) in value of the bond.

         Proxy Hedge. The Subadviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Portfolio, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although a Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of margin variation.

         Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when a Portfolio's Subadviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.
Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

         Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a
Portfolio at one rate, while offering a lesser rate of exchange should a
Portfolio desire to resell that currency to the dealer.

     Foreign Securities.

         As indicated in Appendix A, certain Portfolios may invest in foreign equity and debt securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits,
Canadian time deposits, Yankee certificates of deposit, Eurodollar bonds and
Yankee bonds. A Portfolio may also invest in Canadian commercial paper and
Europaper. These instruments may subject a Portfolio to additional investment risks from those related to investments in obligations of U.S. issuers. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a
U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

         Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets and a Portfolio's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement", which can result in losses to a Portfolio.

         The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Portfolios will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in U.S.
and foreign interest rates.

         Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds.

         Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in
U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

         The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. A Portfolio may buy securities issued by certain "supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and
Development (commonly called the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

         The governmental members of these supra-national entities are
"stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

         Securities of companies domiciled in Canada, Puerto Rico and the
Caribbean Islands, if primarily traded in the U.S. securities markets, are not considered to be foreign securities. Eurodollar bank obligations are U.S.
dollar-denominated certificates of deposit and time deposits issued outside the
U.S. capital markets by foreign branches of U.S. banks and by foreign banks.
Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

         Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk. Additionally, Eurodollar
(and to a limited extent, Yankee dollar) obligations are subject to certain sovereign risks in addition to the risks of foreign investments described below.

         Emerging Market Securities. Investments in emerging market country securities involve special risks. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a Portfolio's investments in those countries and the availability to a Portfolio of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investment in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

         Transaction costs in emerging markets may be higher than in the U.S.
and other developed securities markets. As legal systems in emerging markets develop, foreign investors may be adversely affected by new or amended laws and regulations or may not be able to obtain swift and equitable enforcement of existing law.

         A Portfolio may make investments denominated in emerging markets currencies. Some countries in emerging markets also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S.
dollar in the currencies in which the Portfolio's securities are quoted would reduce the Portfolio's net asset value.

         Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of a Portfolio.

     Forward Commitments, When-Issued and Delayed Delivery Securities

         As indicated in Appendix A, certain Portfolios may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them for its portfolio (or for delivery pursuant to options contracts it has entered into), but may enter into a separate agreement to sell the securities before the settlement date if its Subadviser deems it advisable to do so. The Portfolio may realize short-term gains or losses in connection with such sales. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Portfolio. In addition, when the Portfolio engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Portfolio may miss the opportunity to obtain a security at a favorable price or yield.

     High Yield Debt Securities.

         As indicated in Appendix A, certain Portfolios may invest in high yield, high risk debt securities. Certain lower rated securities purchased by a
Portfolio, such as those rated Ba or B by Moody's Investors Service, Inc.
("Moody's"), BB or B by Standard & Poor's Ratings Services ("Standard & Poor's")
or BB or B by Fitch Ratings ("Fitch") (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations.
While generally providing greater income than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that a Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Subadviser's own credit analysis.

         Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately a Portfolio's portfolio securities for purposes of determining the Portfolio's net asset value.

         In determining suitability of investment in a particular unrated security, the Subadviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

     Hybrid Instruments.

         As indicated in Appendix A, certain Portfolios may invest in hybrid instruments. Although there are no percentage limitations on the amount of assets that may be invested in hybrid instruments, the Subadvisers to the
Portfolios do not anticipate that such investments will exceed 5% (10% with respect to Pioneer Strategic Income and T. Rowe Price Mid Cap Growth Portfolios)
of each Portfolio's total assets. Hybrid instruments are a form of derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Hybrid instruments may bear interest or pay dividends at below market
(or even relatively nominal) rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

     Illiquid Securities or Non-Publicly Traded Securities.

         As indicated in Appendix A, certain Portfolios may invest in illiquid securities or non-publicly traded securities. The inability of a Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a
Portfolio which are eligible for resale pursuant to Rule 144A and that have been determined to be liquid by the Board of Trustees or its delegates will be monitored by each Portfolio's Subadviser on an ongoing basis, subject to the oversight of the Adviser. In the event that such a security is deemed to be no longer liquid, a Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Portfolio having more than 15% of its assets invested in illiquid or not readily marketable securities.

         Rule 144A Securities will be considered illiquid, and therefore subject to a Portfolio's limit on the purchase of illiquid securities, unless the Board of Trustees or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board of Trustees and its delegates may consider, among other things, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Inflation-Indexed Bonds.

         As set forth in Appendix A, certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond.
Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.

         Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was
1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

         If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, even during a period of deflation.
However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolio may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.
Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

         While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

         The periodic adjustment of U.S. inflation-indexed bonds is tied to the
Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.
There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United
States.

     Indexed Securities.

         As indicated in Appendix A, certain Portfolios may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity
(i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

     Interest Rate Transactions.

         As indicated in Appendix A, certain Portfolios may engage in interest rate transactions. Among the strategic transactions into which the Portfolios may enter are interest rate swaps and the purchase or sale of related caps and floors. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the
Portfolio anticipates purchasing at a later date. A Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay.
Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

         A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps and floors are entered into for good faith hedging purposes, the Subadvisers to the Portfolios and the Trust believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Except as described in "Investment
Restrictions - Operating Policies," a Portfolio will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's, Moody's or Fitch or has an equivalent rating from another nationally recognized statistical rating organization ("NRSRO") or is determined to be of equivalent credit quality by the Subadviser. For a description of the NRSROs and their ratings, see Appendix
B. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

         With respect to swaps, a Portfolio will accrue the net amount of excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Portfolio's net obligations, if any.

         For purposes of applying a Portfolio's investment policies and restrictions (as stated in the Summary Prospectus, the Prospectus and this
Statement of Additional Information) swap agreements are generally valued by the
Portfolio at market value. In the case of a credit default swap sold by a
Portfolio (i.e., where the Portfolio is selling credit default protection), however, the Portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the
Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

     Investment Grade Corporate Debt Securities.

         As indicated in Appendix A, certain Portfolios may invest in investment grade corporate debt securities. Debt securities are rated by NRSROs. Securities rated BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered investment grade securities, but are somewhat riskier than higher rated investment grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. See Appendix B for a description of the various securities ratings.

         Securities ratings represent the opinions of credit rating agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market value risk of securities. Securities ratings generally will be used by a
Portfolio as one criterion for the selection of debt securities. A Portfolio also will rely upon the independent advice of its Subadviser to evaluate potential investments. Among the factors that a Portfolio's Subadviser may consider are the long-term ability of an issuer to pay principal and interest and general economic trends.


     Money Market Securities.

         As indicated in Appendix A, the Portfolios may invest in money market securities. Money market securities in which the Portfolios may invest include
U.S. government securities, U.S. dollar denominated instruments (such as bankers' acceptances, commercial paper, domestic or Yankee certificates of deposit and Eurodollar obligations) issued or guaranteed by bank holding companies in the U.S., their subsidiaries and their foreign branches. These bank obligations may be general obligations of the parent bank holding company or may be limited to the issuing entity by the terms of the specific obligation or by government regulation.

         Other money market securities in which a Portfolio may invest include certain variable and floating rate instruments and participations in corporate loans to corporations in whose commercial paper or other short-term obligations a Portfolio may invest. Because the bank issuing the participations does not guarantee them in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. To the extent that a
Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower under the terms of the loan participation), the
Portfolio may also be subject to credit risks associated with the issuing bank.
The secondary market, if any, for certain of these loan participations is extremely limited and any such participations purchased by a Portfolio will be regarded as illiquid.

         A Portfolio may also invest in bonds and notes with remaining maturities of thirteen months or less, variable rate notes and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, it is payable on demand, the rate of interest payable on it varies with an agreed formula and it is typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a
Portfolio will be regarded as an illiquid security.

         Generally, the Portfolios will invest only in high quality money market instruments, i.e., securities which have been assigned the highest quality ratings by NRSROs such as "A-1" by Standard & Poor's, "Prime-1" by Moody's or
"F1" by Fitch, or if not rated, determined to be of comparable quality by the
Portfolio's Subadviser.

         The following Portfolios may invest in money market instruments rated
"A-3" by Standard & Poor's, "Prime-3" by Moody's and "F3" by Fitch.

     o    Dreman Small Cap
     o    Met/Eaton Vance Floating Rate
     o    Harris Oakmark International
     o    Janus Forty
     o    Legg Mason ClearBridge Aggressive Growth
     o    Loomis Sayles Global Markets
     o    Lord Abbett Bond Debenture
     o    Lord Abbett Growth and Income
     o    Lord Abbett Mid Cap Value
     o    PIMCO Inflation Protected Bond
     o    PIMCO Total Return
     o    Goldman  Sachs Mid Cap Value may  invest in money  market  instruments rated  "A-2" by  Standard & Poor's,  "Prime-2"  by Moody's and "F2" by
          Fitch.
     o    Pioneer  Fund and  Pioneer  Strategic  Income may also invest in these instruments  if they are rated below  investment  grade in  accordance with their investment objective, policies and restrictions.
     o    Met/Franklin  Income  generally  will  only  invest  in  money  market instruments  that have been  assigned at least a "Caa" by  Moody's,  a
          "CCC" by  Standard  & Poor's or a "CCC"  rating  by  Fitch,  or if not rated,  determined  to be of  comparable  quality  by the  Portfolio's
          Subadviser.
     o    Met/Templeton  International  Bond generally will only invest in money market  instruments rated "Prime-1" or "Prime-2" by Moody's,  "A-1" or
          "A-2" by  Standard  & Poor's or "F1" by Fitch or  issued by  companies having an  outstanding  debt issue  currently  rated  "Aaa" or "Aa" by
          Moody's, "AAA" or "AA" by Standard & Poor's or "AAA" or "AA" by Fitch.

     Mortgage-Backed Securities.

         As indicated in Appendix A, certain Portfolios may invest in mortgage-backed securities. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Certain Portfolios may invest in collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).
Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

         CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the
U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or "tranches"), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio that invests in CMOs.

         Some obligations issued or guaranteed by U.S. government agencies or instrumentalities, such as those issued by the Federal National Mortgage
Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation
("Freddie Mac") are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. No assurance can be given that the U.S. government will provide financial support for the obligations of such U.S. government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, "U.S.
Government securities" refers not only to securities issued or guaranteed as to principal and interest by the U.S. Treasury, but also to securities that are backed only by their own credit and not the full faith and credit of the U.S.
government.

         It is possible that the availability and marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit. On September 7, 2008, the Federal Housing Finance Agency ("FHFA"), an
agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. Fannie Mae and
Freddie Mac are continuing to operate as going concerns while in conservatorship, and each remains liable for all of its obligations, including its guarantee obligations, associated with its mortgage-backed securities. It is unclear what, if any, effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

         The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to
"subprime" borrowers or borrowers with blemished credit histories. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrower's credit standing and repayment history. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

         Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the Portfolios, may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities.
Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. In addition, the risk of default by borrowers is greater during times of rising interest rates and/or unemployment rates. The risk of default is generally higher in the case of mortgage pools that include subprime mortgages. If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be able to realize the rate of return it expected.

         Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a Portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

         Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the
U.S. government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The Portfolios may invest in both the IO class and the PO class. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an
IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of the principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

         Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse effect on a Portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolios' ability to buy and sell those securities at any particular time.

         In the case of privately issued mortgage-related securities, the Trust takes the position that such instruments do not represent interests in any particular industry or group of industries.

     Mortgage Dollar Roll Transactions.

         As indicated in Appendix A, certain Portfolios may invest in mortgage dollar roll transactions. Mortgage dollar rolls are transactions in which the
Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counter-party to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the
Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what such performance would have been without the use of mortgage dollar rolls. Accordingly, the benefits derived from the use of mortgage dollar rolls depend upon the Subadviser's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. All cash proceeds will be invested in instruments that are permissible investments for the Portfolio. The Portfolio will maintain until the settlement date the segregation, either on the records of the Subadviser or with the Trust's custodian, of cash or other liquid securities in an amount equal to the forward purchase price.

     Municipal Fixed Income Securities.

         As indicated in Appendix A, certain Portfolios may invest in municipal fixed income securities. A Portfolio may invest in municipal bonds of any state, territory or possession of the U.S., including the District of Columbia. The
Portfolio may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works including residual interest bonds. Interest payments received by holders of these securities are generally tax-free. Municipal bonds may also be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and
"revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power.
Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         A Portfolio may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by Standard & Poor's, Moody's and
Fitch. Such ratings, however, are opinions, not absolute standards of quality.
Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the
Portfolio, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to sell the bond, but the Portfolio's Subadviser would consider such events in determining whether the Portfolio should continue to hold it.

         The ability of the Portfolio to achieve its investment objective depends upon the continuing ability of the issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Portfolio's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Portfolio's Subadviser may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Portfolio.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Portfolio. If such legislation were passed, the
Trust's Board of Trustees may recommend changes in the Portfolio's investment objectives and policies.

     Options and Futures Strategies.

         As indicated in Appendix A, the Portfolio may engage in options and futures strategies. A Portfolio may seek to increase the current return on its investments by writing covered call or covered put options. In addition, a
Portfolio may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which its
Subadviser plans to purchase through the writing and purchase of options, including options on stock indices, and the purchase and sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce a Portfolio's current return.

         The Subadvisers to the following Portfolios do not presently intend to utilize options or futures contracts and related options but may do so in the future.

     o    Harris Oakmark International
     o    Legg Mason ClearBridge Aggressive Growth


         The ability of a Portfolio to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices and U.S. government securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a
Portfolio will be able to utilize these instruments effectively for the purposes stated below.

         Writing Covered Options on Securities. A Portfolio may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as its Subadviser determines is appropriate in seeking to attain the Portfolio's investment objective. Call options written by a Portfolio give the holder the right to buy the underlying security from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated
price.
         A Portfolio may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Portfolio owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges)
at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Portfolio owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Portfolio will maintain in a segregated account at the Trust's custodian bank or earmark liquid assets with a value equal to or greater than the Portfolio's obligation under the option. A written call option is also covered if the Portfolio maintains in a segregated bank account at the Trust's custodian bank or earmarks liquid assets with the value equal to or greater than the Portfolio's obligation under the option. A Portfolio may also write combinations of covered puts and covered calls on the same underlying security.

         A Portfolio will receive a premium from writing an option, which increases the Portfolio's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Portfolio will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

         A Portfolio may terminate an option which it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option.
Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

         Purchasing Put and Call Options on Securities. A Portfolio may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Portfolio, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Portfolio might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         A Portfolio may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Portfolio, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Portfolio might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         Purchase and Sale of Options and Futures on Stock Indices. A Portfolio
may purchase and sell options on stock indices and stock index futures contracts either as a hedge against movements in the equity markets or for other investment purposes.

         Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. Currently options traded include the Standard & Poor's 500
Composite Stock Price Index, the NYSE Composite Index, the NASDAQ 100 Index, the
Nikkei 225 Stock Average Index, the Financial Times Stock Exchange 100 Index and
other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Pharmaceutical Index.

         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         If a Portfolio's Subadviser expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy for the Portfolio. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Portfolio's index option or futures contract resulting from the increase in the index. If, on the other hand, the Portfolio's
Subadviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities held by the Portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Portfolio's position in such put option or futures contract.

         Purchase and Sale of Interest Rate Futures. A Portfolio may purchase and sell interest rate futures contracts on fixed income securities or indices of such securities, including municipal indices and any other indices of fixed income securities that may become available for trading, either for the purpose of hedging its portfolio securities against the adverse effects of anticipated movements in interest rates or for other investment purposes.

         A Portfolio may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by a Portfolio will fall, thus reducing the net asset value of the Portfolio. This interest rate risk can be reduced without employing futures as a hedge by selling such securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. However, this strategy entails increased transaction costs in the form of dealer spreads and brokerage commissions and would typically reduce the Portfolio's average yield as a result of the shortening of maturities.

         The sale of interest rate futures contracts provides a means of hedging against rising interest rates. As rates increase, the value of a Portfolio's short position in the futures contracts will also tend to increase thus offsetting all or a portion of the depreciation in the market value of the
Portfolio's investments that are being hedged. While the Portfolio will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

         A Portfolio may purchase interest rate futures contracts in anticipation of a decline in interest rates when it is not fully invested. As such purchases are made, it is expected that an equivalent amount of futures contracts will be closed out.

         A Portfolio will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and the underlying financial instrument. Futures exchanges and trading in the
U.S. are regulated under the Commodity Exchange Act by the CFTC. Futures are traded in London at the London International Financial Futures Exchange, in
Paris at the Marche a Terme International de France, and in Tokyo at the Tokyo
Stock Exchange.

         With respect to futures contracts that are not legally required to
"cash settle," a Portfolio may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to "cash settle," however, a
Portfolio is permitted to set aside or earmark liquid assets in an amount equal to the Portfolio's daily marked to market (net) obligation, if any, (in other words, the Portfolio's daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to segregate assets equal to the full market value of the futures contract.

         Options on Futures Contracts. A Portfolio may purchase and write call and put options on stock index and interest rate futures contracts. A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing or selling the underlying futures. For example, a Portfolio may purchase put options or write call options on stock index futures or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Portfolio intends to purchase.

         In connection with transactions in stock index options, stock index futures, interest rate futures and related options on such futures, a Portfolio will be required to deposit as "initial margin" an amount of cash and short-term
U.S. government securities. The current initial margin requirements per contract ranges from approximately 2% to 10% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. Brokers may establish deposit requirements higher than exchange minimums.

         Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a Portfolio's ability to terminate options and futures positions at times when its Subadviser deems it desirable to do so. Although a Portfolio will not enter into an option or futures position unless its Subadviser believes that a liquid market exists for such option or future, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.
The Subadvisers generally expect that options and futures transactions for the
Portfolios will be conducted on recognized exchanges. However, a Portfolio may also purchase and sell options in the over-the-counter market. The staff of the
Securities and Exchange Commission (the "SEC") considers over-the-counter options to be illiquid. A Portfolio's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the
Portfolio.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of a Portfolio's Subadviser to forecast correctly interest rate movements and general stock market price movements. This risk increases as the composition of the securities held by the
Portfolio diverges from the composition of the relevant option or futures contract.

     Other Investment Companies.

         As indicated in Appendix A, certain Portfolios may invest in the securities of other investment companies. Except as provided below, in connection with its investments in accordance with the various investment disciplines, a Portfolio may invest up to 10% of its total assets in shares of other investment companies (including exchange-traded funds such as Standard &
Poor's Depository Receipts ("SPDRs") and iSharesSM as defined below) but may neither invest more than 5% of its total assets in any one investment company nor acquire more than 3% of the voting securities of such other investment company. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the management fees (and other expenses) paid by the
Portfolio. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for a Portfolio to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities. A Portfolio also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a
"passive foreign investment company" or "PFIC" regardless of whether such
"passive foreign investment company" makes distributions to the Portfolio. Each
Portfolio does not intend to invest in other investment companies unless, in the
Subadviser's judgment, the potential benefits exceed associated costs.

         T. Rowe Price offers a diversified and cost-effective investment vehicle for the cash reserves of client accounts. Therefore, T. Rowe Price may choose to invest any available cash reserves in a money market fund established for the exclusive use of the T. Rowe Price family of mutual funds and other T.
Rowe Price clients. Currently, two such money market funds are in operation - T.
Rowe Price Reserve Investment Fund ("RIF") and T. Rowe Price Government Reserve
Investment Fund ("GRF"), each a series of the T. Rowe Price Reserve Investment
Funds, Inc. Additional series may be created in the future.

         The T. Rowe Price Mid Cap Growth Portfolio may invest up to 25% of total assets in the RIF and GRF. RIF and GRF must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRF invests primarily in a portfolio of U.S.
government backed securities, primarily U.S. Treasuries and repurchase agreements thereon. The T. Rowe Price Mid Cap Growth Portfolio does not pay an advisory fee to the investment manager at T. Rowe Price, but will incur other expenses. However, RIF and GRF are expected by T. Rowe Price to operate at very low expense ratios. The T. Rowe Price Mid Cap Growth Portfolio will only invest in RIF or GRF to the extent it is consistent with its investment objective and program. RIF and GRF are neither insured nor guaranteed by the U.S. government, and there is no assurance they will maintain a stable net asset value of $1.00 per share.

         Exchange-traded funds are unaffiliated investment companies issuing shares which are traded like traditional equity securities on a national stock exchange or the National Association of Securities Dealers Automated Quotations
System ("NASDAQ") National Market System. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the NYSE Arca, Inc.). The UIT was established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the Standard & Poor's 500
Composite Stock Price Index (the "S&P 500"). The UIT is sponsored by a subsidiary of the NYSE Euronext. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price activity of the S&P 500. The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit"
consisting of (i) a portfolio of securities substantially similar to the component securities ("Index Securities") of the S&P 500, (ii) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, a net of expenses and liabilities, and (iii) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of
Portfolio Deposit.

         SPDRs are not individually redeemable, except upon termination of the
UIT. To redeem, an investor must accumulate enough SPDRs to reconstitute a
Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, an investor will receive Index Securities and cash identical to the Portfolio
Deposit required of an investor wishing to purchase a Creation Unit that day.

         The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a
SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying
SPDRs purchased or sold by the Portfolios could result in losses on SPDRs.

         A Portfolio may, subject to the limitations stated above, invest in
iSharesSM and similar securities that invest in securities included in specified indices, including the MSCI indices for various countries and regions. iSharesSM are listed on the NYSE Arca, Inc. and were initially offered to the public in
1996. The market prices of iSharesSM are expected to fluctuate in accordance with both changes in the net asset values ("NAVs") of their underlying indices and supply and demand of iSharesSM on the NYSE Arca, Inc. However, iSharesSM
have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iSharesSM for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the NYSE Arca, Inc. necessary to maintain the listing of iSharesSM will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iSharesSM should occur in the future, the liquidity and value of a Portfolio's shares could also be substantially and adversely affected. If such disruptions were to occur, a Portfolio could be required to reconsider the use of iSharesSM as part of its investment strategy.

         Each Allocation Portfolio invests substantially all of its assets in the securities of other investment companies.

     Portfolio Turnover

         The Portfolios' Subadvisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a
Portfolio, such as commissions paid to brokers and other transaction costs.
Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a
Portfolio's performance. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. While it is impossible to predict portfolio turnover rates, the Subadvisers to the Portfolios do not anticipate the turnover rate to exceed 100%, except as follows.

---------------------------- --------------------------------------
Turnover Rate                Portfolio
---------------------------- --------------------------------------
-------------------------------------------------------------------
Over 100%                 PIMCO Inflation Protected Bond and
                          PIMCO Total Return
-------------------------------------------------------------------
-------------------------------------------------------------------
Under 200%                Batterymarch Growth and Income and
                          Turner Mid Cap Growth
-------------------------------------------------------------------
-------------------------------------------------------------------
Under 300%                RCM Technology
-------------------------------------------------------------------

     Preferred Stocks

         As indicated in Appendix A, certain Portfolios may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.
The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

     Real Estate Investments.

         As indicated in Appendix A, certain Portfolios may make investments related to real estate ("Real Estate Investments"), including real estate investment trusts ("REITs") and real estate operating companies ("REOCs").

         Risks associated with Real Estate Investments include: decline in the value of real estate; risks related to general and local economic conditions;
overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses;
variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity
REITs may be affected by changes in the values of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the
Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

         REOCs are similar to REITs in that they both may own and operate commercial and other real estate properties or make other real estate investments. The value of a Portfolio's REOC investments generally may be adversely affected by the same factors that adversely affect REITs. REOCs, however, do not elect to be taxed as REITs. As a result, REOCs have fewer restrictions on their investments and do not typically pay any specific level of income. Unlike REITs, a REOC may invest all of its cash flow from operations back into the company which allows it to, for example, finance acquisitions and development projects to grow its business. REOCs do not benefit from the favorable tax treatment that is accorded to REITs.

     Recent Events.

         Over the past few years, the United States and other countries have experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Portfolios may invest. During periods of extreme market volatility, prices of securities held by the Portfolios may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Portfolios could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

         The instability in the financial markets has led the U.S. government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.
Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolios themselves are regulated. Such legislation or regulation could limit or preclude the Portfolios' ability to achieve their investment objectives.

         Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.
The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.
Furthermore, volatile financial markets can expose the Portfolios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios. The Portfolios have established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Adviser and Subadvisers will monitor developments and seek to manage the Portfolios in a manner consistent with achieving the Portfolios' investment objectives, but there can be no assurance that they will be successful in doing so.

     Repurchase Agreements.

         As indicated in Appendix A, the Portfolios may enter into repurchase agreements. Each Portfolio may enter into repurchase agreements with qualified banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A
Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

         Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than a year) subject to an obligation of the seller to repurchase and the
Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuation during that holding period.

         Repurchase agreements may have the characteristics of loans by a
Portfolio. During the term of the repurchase agreement, a Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the security subject to the agreement and requires the seller to deposit with the Portfolio collateral equal to any amount by which the market value of the security subject to the repurchase agreements falls below the resale amount provided under the repurchase agreement. A Portfolio will enter into repurchase agreements with registered broker-dealers, U.S. government securities dealers or domestic banks whose creditworthiness is determined to be satisfactory by the
Portfolio's Subadviser, pursuant to guidelines adopted by the Adviser.
Generally, a Portfolio does not invest in repurchase agreements maturing in more than seven days. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities.

         If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, the Portfolio would look to the collateral underlying the seller's repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller's obligation to the Portfolio. In the event a repurchase agreement is considered a loan and the seller defaults, the
Portfolio might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral may be delayed or limited and a loss may be incurred.

     Reverse Repurchase Agreements.

         As indicated in Appendix A, certain Portfolios may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. Leverage may cause any gains or losses of the
Portfolio to be magnified. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. At the time a Portfolio enters into a reverse repurchase agreement, it will earmark, or establish and maintain a segregated account with an approved custodian containing cash or other liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. If interest rates rise during the period a reverse repurchase agreement is held, it may adversely affect the Portfolio's net asset value.
Reverse repurchase agreements are considered to be borrowings under the 1940
Act.

     Reverse repurchase agreements involve the risk that the market value of the securities  retained  in  lieu  of sale  may  decline  below  the  price  of the securities a Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes  insolvent,  such  buyer or its  trustee  or  receiver  may  receive  an extension of time to determine  whether to enforce a  Portfolio's  obligation to repurchase the securities,  and a Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

     Rights and Warrants.

     As  indicated  in Appendix A, certain  Portfolios  may purchase  rights and warrants.  Warrants are options to purchase equity securities at specific prices valid for a  specific  period of time.  Their  prices  do not  necessarily  move parallel  to the prices of the  underlying  securities.  Rights  are  similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights,  receive no dividends and have no rights with respect to the assets of the issuer.  These investments  carry the risk that they may be worthless  to the  Portfolio at the time it may exercise its rights, due to the fact that the underlying  securities have a market value less than the exercise price.

     Low Exercise  Price Call  Warrants  are used to gain  exposure to stocks in difficult to access local  markets.  The warrants  typically have a strike price set  where  the  value of the  warrants  will be  identical  to the price of the underlying  stock price.  The value of the warrants  fluctuates in line with the value of the underlying  stock price and therefore,  the risk and return profile of the warrants is virtually the same as owning the underlying  securities.  The warrants have no voting  rights.  Dividends  issued to the warrant issuer by the underlying company will be distributed to the warrant holders,  net of any taxes or commissions  imposed by the local  jurisdiction  in respect of the receipt of such amount.  In addition,  the warrants are not exchangeable  into the ordinary shares of the underlying  stock.  Low Exercise Price Call Warrants are typically sold in private  placement  transactions  and may be  classified  as  derivative instruments.

     Securities Loans.

         As indicated in Appendix A, the Portfolios may make loans of portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Additional risks include the possible decline in the value of securities acquired with cash collateral. The Portfolio seeks to minimize this risk by limiting the investment of cash collateral to high quality instruments with short maturities, such as money market fund securities.

         Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under a Portfolio's securities lending program. While the securities are on loan, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Portfolio has a right to call each loan and obtain the securities on one standard settlement period's notice or, in connection with securities traded on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A Portfolio has the right to terminate a loan at any time. A Portfolio will generally not have the right to vote securities while they are being loaned, but its Adviser or Subadviser will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

     Senior Loans and Other Direct Indebtedness.

     As  indicated  in  Appendix  A,  certain  Portfolios  may  invest in senior floating rate loans of domestic and foreign borrowers ("Senior Loans") and other direct indebtedness.  These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities.

     A Senior Loan is typically originated,  negotiated and structured by a U.S.
or  foreign  commercial  bank,  insurance  company,  finance  company  or  other financial  institution  (the  "Agent")  for a  group  of loan  investors  ("Loan
Investors").  The Agent  typically  administers  and enforces the Senior Loan on
behalf  of  the  other  Loan  Investors  in  the  syndicate.   In  addition,  an
institution,  typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

     Senior Loans  primarily  include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool),  and  interests  therein.  Loan  interests  primarily  take  the  form of assignments  purchased in the primary or secondary  market.  Loan  interests may also take the form of participation interests in, or novations of a Senior Loan.
Such loan  interests  may be  acquired  from U.S. or foreign  commercial  banks, insurance companies,  finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

     A Portfolio typically purchases  "Assignments" from the Agent or other Loan
Investors.  The purchaser of an Assignment  typically succeeds to all the rights and  obligations  under the Loan  Agreement of the  assigning  Loan Investor and becomes  a Loan  Investor  under the Loan  Agreement  with the same  rights  and obligations  as the  assigning  Loan  Investor.  Assignments  may,  however,  be arranged through private  negotiations between potential assignees and potential assignors,  and the rights  and  obligations  acquired  by the  purchaser  of an
Assignment  may  differ  from,  and be  more  limited  than,  those  held by the assigning Loan Investor.

     A  Portfolio  also  my  invest  in  "Participations".  Participations  by a
Portfolio in a Loan Investor's portion of a Senior Loan typically will result in the Portfolio  having a contractual  relationship  only with such Loan Investor, not with the Borrower.  As a result, the Portfolio may have the right to receive payments of  principal,  interest and any fees to which it is entitled only from the Loan Investor selling the  Participation  and only upon receipt by such Loan
Investor of such  payments  from the Borrower.  In  connection  with  purchasing
Participations, the Portfolio generally will have no right to enforce compliance by the  Borrower  with the  terms of the loan  agreement,  nor any  rights  with respect to any funds acquired by other Loan Investors  through  set-off  against the Borrower and the  Portfolio  may not  directly  benefit from the  collateral supporting  the Senior Loan in which it has  purchased the  Participation.  As a result,  the  Portfolio  may assume the credit risk of both the Borrower and the
Loan Investor selling the  Participation.  In the event of the insolvency of the
Loan Investor selling a Participation, the Portfolio may be treated as a general creditor of such Loan  Investor.  The selling Loan  Investors  and other persons interpositioned  between such Loan  Investors and the Portfolio  with respect to such  Participations  will likely conduct their principal business activities in the banking, finance and financial services industries.  Persons engaged in such industries  may be more  susceptible  to, among other  things,  fluctuations  in interest rates,  changes in the Federal Open Market Committee's monetary policy, governmental  regulations  concerning  such  industries and  concerning  capital
raising   activities   generally  and  fluctuations  in  the  financial  markets
generally.

     A Portfolio will only acquire  Participations  if the Loan Investor selling the Participation,  and any other persons  interpositioned between the Portfolio and the Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P-3 or higher by Moody's or comparably rated by another  nationally  recognized  rating agency  (each  a  "Rating  Agency"))  or  determined  by  the  Adviser  to be of
comparable   quality.   Securities   rated  Baa  by  Moody's  have   speculative
characteristics.   Similarly,   a  Portfolio  will  purchase  an  Assignment  or
Participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of  investment has outstanding debt or deposit obligations rated investment grade or determined by the Adviser to be of comparable quality.

     Loan  Collateral.  In order to borrow  money  pursuant to a Senior  Loan, a
Borrower will frequently,  for the term of the Senior Loan,  pledge  collateral, including  but not  limited  to, (i) working  capital  assets,  such as accounts receivable  and inventory;  (ii) tangible  fixed assets,  such as real property, buildings and equipment;  (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill);  and (iv) security interests in shares of stock of  subsidiaries  or affiliates.  In the case of Senior Loans made to non-public companies,  the company's  shareholders or owners may provide  collateral in the form of secured guarantees and/or security interests in assets that they own. In many  instances,  a Senior Loan may be secured  only by stock in the Borrower or its  subsidiaries.  Collateral  may  consist  of assets  that may not be readily liquidated,  and there is no assurance that the liquidation of such assets would satisfy fully a Borrower's obligations under a Senior Loan.

     Borrower Covenants.  Certain Borrowers must comply with various restrictive covenants  contained in a loan agreement or note purchase  agreement between the
Borrower  and the  holders  of the  Senior  Loan (the  "Loan  Agreement").  Such
covenants,  in addition  to  requiring  the  scheduled  payment of interest  and principal, may include restrictions on dividend payments and other distributions to stockholders,  provisions requiring the Borrower to maintain specific minimum financial ratios, and limits on total debt. In addition,  the Loan Agreement may contain a covenant  requiring the Borrower to prepay the Loan with any free cash flow. Free cash flow is generally  defined as net cash flow after scheduled debt service payments and permitted capital  expenditures,  and includes the proceeds from asset dispositions or sales of securities.  A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly,  as the case may be, is normally an event of  acceleration;  i.e.,  the Agent,  or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan.
The typical  practice of an Agent or a Loan Investor in relying  exclusively  or primarily  on  reports  from the  Borrower  may  involve  a risk of fraud by the
Borrower.  In the case of a  Senior  Loan in the  form of a  Participation,  the agreement  between  the buyer and  seller  may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain  fundamental issues such as changes in principal amount, payment dates and interest rate.

     Administration of Loans. In a typical Senior Loan the Agent administers the terms of the Loan Agreement.  In such cases,  the Agent is normally  responsible for the collection of principal and interest  payments from the Borrower and the apportionment  of these  payments  to the credit of all  institutions  which are parties to the Loan Agreement. A Portfolio will generally rely upon the Agent or an intermediate  participant to receive and forward to the Portfolio its portion of the principal and interest payments on the Senior Loan.  Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by a
Portfolio.  Furthermore,  unless under the terms of a Participation  Agreement a
Portfolio has direct recourse  against the Borrower,  the Portfolio will rely on the  Agent and the other  Loan  Investors  to use  appropriate  credit  remedies against  the  Borrower.  The  Agent  is  typically  responsible  for  monitoring compliance  with covenants  contained in the Loan  Agreement  based upon reports prepared by the  Borrower.  The seller of the Senior Loan usually  does,  but is often not  obligated  to,  notify  holders of Senior  Loans of any  failures  of compliance.  The  Agent is  compensated  by the  Borrower  for  providing  these services under a Loan Agreement,  and such compensation may include special fees paid upon  structuring  and  funding  the  Senior  Loan and other fees paid on a continuing  basis.  With  respect  to Senior  Loans for which the Agent does not perform such administrative and enforcement  functions, a Portfolio will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of the Portfolio and the other Loan  Investors  pursuant to the applicable Loan Agreement.

     A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe  the  requisite  standard  of care or becomes insolvent,  enters Federal Deposit Insurance Corporation ("FDIC")  receivership, or, if not FDIC insured, enters into bankruptcy  proceedings.  A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement  should remain available to holders of Senior
Loans.  However, if assets held by the Agent for the benefit of a Portfolio were determined  to be subject to the claims of the Agent's  general  creditors,  the
Portfolio might incur certain costs and delays in realizing  payment on a Senior
Loan, or suffer a loss of principal  and/or  interest.  In situations  involving intermediate participants similar risks may arise.

     Prepayments. Senior Loans can require, in addition to scheduled payments of interest and  principal,  the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which Borrowers prepay Senior Loans,  whether as a  contractual  requirement  or at their  election,  may be  affected by general business  conditions,  the financial  condition of the Borrower and  competitive conditions among Loan Investors,  among others. As such,  prepayments  cannot be predicted  with  accuracy.  Upon a  prepayment,  either in part or in full,  the actual  outstanding  debt on which a Portfolio  derives  interest income will be reduced. However, a Portfolio may receive both a prepayment penalty fee from the prepaying  Borrower  and a facility  fee upon the  purchase of a new Senior Loan with the proceeds from the prepayment of the former.

     A Portfolio  may purchase  and retain in its  portfolio a Senior Loan where the Borrower has  experienced,  or may be perceived to be likely to  experience, credit  problems,  including  involvement in or recent emergence from bankruptcy
reorganization   proceedings  or  other  forms  of  debt   restructuring.   Such
investments  may provide  opportunities  for enhanced  income as well as capital appreciation.  At times, in connection with the  restructuring  of a Senior Loan either  outside  of  bankruptcy  court or in the  context  of  bankruptcy  court proceedings,  a  Portfolio  may  determine  or  be  required  to  accept  equity securities  or junior  debt  securities  in  exchange  for all or a portion of a
Senior Loan.

A Portfolio may acquire interests in Senior Loans which are designed to provide temporary or "bridge" financing to a Borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A Portfolio may also invest in Senior Loans of Borrowers that have obtained bridge loans from other parties. A Borrower's use of bridge loans involves a risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower's perceived creditworthiness.

     A  Portfolio  will be subject to the risk that  collateral  securing a loan will decline in value or have no value.  Such a decline,  whether as a result of bankruptcy  proceedings  or  otherwise,  could  cause  the  Senior  Loan  to  be undercollateralized  or unsecured.  In most credit agreements there is no formal requirement to pledge additional collateral. In addition, a Portfolio may invest in Senior Loans guaranteed by, or secured by assets of,  shareholders or owners, even if the  Senior  Loans  are not  otherwise  collateralized  by assets of the
Borrower;  provided,  however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a Borrower is the stock of a related company,  which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured  until the stock can be pledged or is  exchanged  for or  replaced  by other  assets,  which will be pledged as security for the Senior Loan.  However, the Borrower's  ability to dispose of such securities,  other than in connection with such pledge or replacement,  will be strictly limited for the protection of the holders of Senior Loans and indirectly, Senior Loans.

     Lenders can be sued by other  creditors and  shareholders.  Losses could be greater than the original loan amount and occur years after the loan's recovery.
If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate a  Portfolio's  security  interest in the loan  collateral  or  subordinate  the
Portfolio's  rights  under the Senior Loan to the  interests  of the  Borrower's unsecured  creditors  or cause  interest  previously  paid to be refunded to the borrower.  If a court  required  interest to be  refunded,  it could  negatively affect a  Portfolio's  performance.  Such action by a court could be based,  for example, on a "fraudulent  conveyance" claim to the effect that the Borrower did not receive fair  consideration  for granting the security  interest in the loan collateral  to a Portfolio.  For Senior Loans made in  connection  with a highly leveraged  transaction,  consideration  for granting a security  interest may be deemed  inadequate  if the proceeds of the Loan were not received or retained by the Borrower,  but were instead paid to other persons (such as  shareholders  of the  Borrower)  in an  amount  which  left the  Borrower  insolvent  or  without sufficient working capital.  There are also other events, such as the failure to perfect a  security  interest  due to faulty  documentation  or faulty  official filings, which could lead to the invalidation of a Portfolio's security interest in loan  collateral.  If a Portfolio's  security  interest in loan collateral is invalidated  or the Senior Loan is  subordinated  to other debt of a Borrower in bankruptcy or other proceedings,  the Portfolio would have  substantially  lower recovery,  and  perhaps no  recovery  on the full  amount of the  principal  and interest due on the loan, or the Portfolio could also have to refund interest.

     A Portfolio may acquire  warrants and other equity  securities as part of a unit  combining  a Senior  Loan  and  equity  securities  of a  Borrower  or its affiliates. The acquisition of such equity securities will only be incidental to the  Portfolio's  purchase of a Senior Loan. A Portfolio may also acquire equity securities or debt securities (including non-dollar denominated debt securities)
issued in  exchange  for a Senior  Loan or issued  in  connection  with the debt restructuring or  reorganization of a Borrower,  or if such acquisition,  in the judgment of the  investment  adviser,  may enhance the value of a Senior Loan or would otherwise be consistent with a Portfolio's investment policies.

     Regulatory  Changes  Affecting Senior Loans. To the extent that legislation or state or federal  regulators  that regulate  certain  financial  institutions impose  additional  requirements or restrictions  with respect to the ability of such  institutions  to  make  loans,  particularly  in  connection  with  highly leveraged  transactions,  the availability of Senior Loans for investment may be adversely  affected.  Further,  such legislation or regulation could depress the market value of Senior Loans.

     Junior Loans. A Portfolio may invest in secured and unsecured  subordinated loans, second lien loans and subordinated bridge loans ("Junior Loans").  Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same  collateral  pool as the first lien or it may be  secured  by a  separate  set of assets,  such as  property,  plants,  or equipment.  Second lien loans  generally  give  investors  priority over general unsecured creditors in the event of an asset sale.

     Junior  Loans are subject to the same  general  risks  inherent to any loan investment,  including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the borrower's  capital structure and possible unsecured  status,  Junior  Loans  involve a higher  degree of overall risk than
Senior Loans of the same Borrower.

     A Portfolio  may purchase  Junior Loan  interests  either in the form of an assignment  or a  loan  participation.  As the  purchaser  of an  assignment,  a
Portfolio  would  typically  succeed to all of the rights and obligations of the assigning investor under the loan documents.  In contract,  loan  participations typically  result in the purchaser having a contractual  relationship  only with the seller of the loan interest, not with the Borrower. As a result, the loan is not transferred to the loan participant. The loan participant's right to receive payments  from the borrower  derives from the seller of the loan  participation.
The loan participant  will generally have no right to enforce  compliance by the
Borrower with the terms of the loan agreement.  Lastly,  the loan  participant's voting rights may be limited.

     Bridge  Loans.  Bridge  loans or  bridge  facilities  are  short-term  loan arrangements (e.g. 12 to 18 months) typically made by a Borrower in anticipation of  intermediate-term  or long-term permanent  financing.  Most bridge loans are structured  as  floating-rate  debt  with  step-up  provisions  under  which the interest rate on the bridge loan rises the longer the loan remains  outstanding.
In addition,  bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest into senior  exchange notes if the loan has not been prepaid in full on or prior to its maturity  date.  Bridge loans may be subordinate to other debt and may be secured or unsecured. Like any loan, bridge loans involve credit risk. Bridge loans are generally made with the expectation that the Borrower will be able to obtain permanent  financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased  risk. A Borrower's  use of bridge loans also involves the risk that the  Borrower may be unable to locate  permanent  financing to replace the bridge loan,  which may impair the  borrower's  perceived  creditworthiness.
From time to time,  the  Portfolio  may make a commitment  to  participate  in a bridge loan  facility,  obligating  itself to  participate in the facility if it funds. In return for this  commitment,  a Portfolio  receives a fee. The Adviser intends to limit any such commitments to less than 5% of the Portfolio's assets.

         Short Sales.

         As indicated in Appendix A, certain Portfolios may enter into short sales. A Portfolio may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by each Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

         Certain Portfolios as indicated in Appendix A also may make short sales of a security they do not own. These short sales are referred to as "naked"
short sales. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the
Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmark, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the
Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio's net assets will be, when added together: (i)
deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

     Structured Notes.

         As indicated in Appendix A, certain Portfolios may invest in structured notes which are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payment made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments. Certain issuers of structured notes may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a
Portfolio's investment in these structured notes may be limited by restrictions contained in the 1940 Act. See "Other Investment Companies" above. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

     Swaps.

         As indicated in Appendix A, certain Portfolios may invest in swap contracts which are derivatives in the form of a contract or other similar instrument. Swap contracts involve an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a
Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which a
Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

         A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the
Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid assets, to avoid any potential leveraging of a Portfolio. To the extent that the net amounts owed to a swap counterparty are covered with such liquid assets, the Subadvisers believe such obligations do not constitute "senior securities" under the 1940 Act and accordingly, the Subadviser will not treat them as being subject to a
Portfolio's borrowing restrictions. A Portfolio may enter into over-the-counter swap transactions with counterparties that are approved by the Subadvisers in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

         The swaps in which a Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index.
Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive.
Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

         The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a Subadviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

     U.S. Government Securities.

         As indicated in Appendix A, the Portfolios may invest in U.S.
government securities. Securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and government-sponsored entities include U.S. Treasury obligations, consisting of bills, notes and bonds, which principally differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by agencies and government-sponsored entities which are supported by (i) the full faith and credit of the U.S. Treasury (such as securities of the Government National
Mortgage Association), (ii) the limited authority of the issuer to borrow from the U.S. Treasury or (iii) the authority of the U.S. government to purchase certain obligations of the issuer (such as securities of the Federal National
Mortgage Association). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or government-sponsored entities as described in clauses (ii) or (iii) above in the future, other than as set forth above, since it is not obligated to do so by law.

     Zero Coupon Bonds, Deferred Interest Bonds and Payment-in-kind (PIK) Bonds.

         As indicated in Appendix A, certain Portfolios may invest in zero coupon, deferred interest bonds and PIK bonds. Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins.

         PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. A
Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

                          INVESTMENT RESTRICTIONS

     Fundamental Policies.

         The following investment restrictions are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the applicable Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the
Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

         1.       Borrowing

         Each Portfolio may not borrow money, except to the extent permitted by applicable law.

         2.       Diversification

         Except as noted, each Portfolio may not purchase a security if, as a result, with respect to 75% (50% with respect to Legg Mason ClearBridge
Aggressive Growth Portfolio) of the value of its total assets (i) more than 5%
of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S.
government, its agencies and instrumentalities, or (ii) more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio, other than securities issued by the U.S. government, its agencies and instrumentalities. (The Janus Forty, Legg Mason Value Equity and Met/Templeton
International Bond, as non-diversified funds, are not subject to any fundamental policy which limits their investments in a single issuer.)

         3.       Concentration

         Each Portfolio other than Clarion Global Real Estate Portfolio may not invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities, and repurchase agreements secured by such obligations. The
Clarion Global Real Estate Portfolio may not invest more than 25% of the value of its total assets in any one industry, provided that the Portfolio will invest greater than 25% of its total assets in the real estate industry, and, further provided, that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities and repurchase agreements secured by such obligations. For the purpose of this restriction, the Met/Eaton Vance Floating Rate Portfolio will consider all relevant factors in determining who is the issuer of the loan interest, including the credit quality of the borrower, the amount and quality of the collateral, the terms of the loan agreement and other relevant agreements
(including inter-creditor agreements), the degree to which the credit of such interpositioned person was deemed material to the decision to purchase the loan interest, the interest sale environment, and general economic conditions applicable to the borrower and such interpositioned person.

         4.       Underwriting

         Each Portfolio may not underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

         5.       Real Estate

         Each Portfolio other than Clarion Global Real Estate Portfolio may not purchase or sell real estate, although a Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate; provided, however, that the Portfolio may hold and sell real estate acquired as a result of the ownership of securities. The Clarion Global Real Estate Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, except that the Portfolio may (i) invest in securities of issuers that mortgage, invest or deal in real estate or interests therein, (ii)
invest in securities that are secured by real estate or interests therein, (iii)
purchase and sell mortgage-related securities, (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities, and (v)
invest in real estate investment trusts of any kind.

         6.       Commodities

         Each Portfolio may not purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. No Portfolio will consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities.

         7.       Loans

         Each Portfolio may not make loans, except through the purchase of debt obligations and the entry into repurchase agreements or through lending of its portfolio securities. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the
Trust's Board of Trustees.

         8.       Senior Securities

         Each Portfolio may not issue any senior security (as defined in the
1940 Act) except in compliance with applicable law.

     Non-Fundamental Policies.

         The following investment restrictions apply to each Portfolio, except as noted. These restrictions may be changed for any Portfolio by the Trust's
Board of Trustees without a vote of that Portfolio's shareholders.

         Each Portfolio may not:

         (1)      Purchase securities on margin, except that each Portfolio may:
                  (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with
                  futures contracts, options, currencies, or other permissible investments. For the purpose of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin;

         (2)      Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except as may be necessary in connection with permissible
                  borrowings or investments; and then such mortgaging, pledging or hypothecating may not exceed 33 1/3 % of the respective total assets of each Portfolio. The deposit of underlying
                  securities and other assets in escrow and collateral
                  arrangements with respect to margin accounts for futures
                  contracts, options, currencies or other permissible
                  investments are not deemed to be mortgages, pledges, or
                  hypothecations for these purposes;

         (3)      Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral
                  explorations or development programs, except that the
                  Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities (this restriction does not apply to
                  Pioneer Strategic Income Portfolio);

         (4)      Invest in companies for the purpose of exercising management or control. This restriction does not apply to Met/Franklin
                  Mutual Shares Portfolio.

     Operating Policies

     Inverse Floating Rate Securities

         The PIMCO Inflation Protected Bond, PIMCO Total Return, Pioneer
Strategic Income and RCM Technology Portfolios will not invest more than 5% of each Portfolio's net assets (taken at market value at the time of investment )
in any combination of interest only, principal only, or inverse floating rate securities.

         Borrowing
         ---------

         With respect to borrowing, each Portfolio may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. With the exception of Met/Templeton International
Bond Portfolio, a Portfolio may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Portfolio shares.
A Portfolio may purchase additional securities so long as borrowings do not exceed 5% of its total assets.

         Although it has no current intention to do so, the Met/Templeton
International Bond Portfolio may borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks to increase its holdings of portfolio securities. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that the Portfolio is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Portfolio's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Portfolio's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

         Real Estate Investments
         -----------------------

         With respect to real estate investments, as a matter of operating policy, the Lord Abbett Bond Debenture, Lord Abbett Growth and Income, Lord
Abbett Mid Cap Value and Van Kampen Comstock Portfolios will not invest in real estate limited partnership interests other than partnerships organized as REITs.

         Foreign Currency Transactions
         -----------------------------

         With respect to foreign currency transactions, a Portfolio may enter into transactions only with counterparties deemed creditworthy by the
Portfolio's Subadviser. A Portfolio, other than Loomis Sayles Global Markets,
PIMCO Inflation Protected Bond, PIMCO Total Return and Met/Templeton
International Bond Portfolios, will not enter into a transaction to hedge currency exposure to an extent greater, after settling all transactions intended to wholly or partially offset other transactions, than the aggregate market values (at the time of entering into the transaction) of the securities held in its portfolio that are denominated, exposed to or generally quoted in or currently convertible into such currency other than with respect or cross hedging or proxy hedging. Loomis Sayles Global Markets, PIMCO Inflation
Protected Bond, PIMCO Total Return and Met/Templeton International Bond
Portfolios may also enter into foreign currency transactions, including the direct purchase of foreign currencies, for non-hedging purposes.

         Swaps
         -----

         With respect to swaps, a Portfolio, other than the PIMCO Total Return
Portfolio, PIMCO Inflation Protected Bond and Met/Templeton International Bond
Portfolios, will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's, Moody's or Fitch or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality of the
Portfolio's Subadviser. With respect to Met/Templeton International Bond
Portfolio, the unsecured debt of the counterparty must be rated at least BBB or its equivalent by Standard & Poor's, Moody's or Fitch. With respect to the PIMCO
Total Return and PIMCO Inflation Protected Bond Portfolios, the Portfolios do
not currently intend to engage in transactions with counterparties whose unsecured debt is less than BBB or its equivalent.

         In the case of a credit default swap sold by a Portfolio (i.e., where the Portfolio is selling credit default protection), however, in applying certain of the Portfolio's investment policies and restrictions, the Portfolio will value the credit default swap at its notional amount but may value the credit default swap at market value for purposes of applying certain of the
Portfolio's other investment policies and restrictions.

         Concentration

         For the purposes of determining concentration in any one industry, each
Asset Allocation Portfolio will aggregate the amount of investments of all affiliated Underlying Portfolios. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.

     80%  Investment Policy

         Under normal circumstances, each of the following Portfolios will invest at least 80% of its respective assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current Summary Prospectus and Prospectus. (See the Summary
Prospectus and Prospectus for a detailed discussion of these Portfolios'
investments.) Shareholders will be provided with at least 60-days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

o        Met/AIM Small Cap Growth                              o        MFS(R) Emerging Markets Equity

o        BlackRock High Yield                                  o        PIMCO Inflation Protected Bond

o        BlackRock Large Cap Core                              o        Pioneer Strategic Income

o        Clarion Global Real Estate                            o        RCM Technology

o        Dreman Small Cap Value                                o        Rainier Large Cap Equity

o        Met/Eaton Vance Floating Rate                         o        T. Rowe Price Mid Cap Growth

o        Goldman Sachs Mid Cap Value                           o        Third Avenue Small Cap Value

o        Lazard Mid Cap                                        o        Turner Mid Cap Growth

o        Legg Mason Value Equity                               o        Met/Templeton International Bond

o        Lord Abbett Bond Debenture                            o        Van Kampen Comstock

o        Lord Abbett Mid Cap Value                             o        Morgan Stanley Mid Cap Growth

         Unless otherwise indicated, all limitations applicable to a Portfolio's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality); change in market capitalization of a security; change in the percentage of Portfolio assets invested in certain securities or other instruments; or change in the average duration of a
Portfolio's investment portfolio, resulting from market fluctuations; or other changes in a Portfolio's total assets will not require a Portfolio to dispose of an investment until the applicable Subadviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the Subadviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

         From time to time, a Portfolio may voluntarily participate in actions
(for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a Portfolio, and the acquisition is determined to be beneficial to the Portfolio's shareholders
("Voluntary Action"). Notwithstanding any percentage investment limitation listed under this "Investment Restrictions" section or any percentage investment limitation of the 1940 Act or rules thereunder, if a Portfolio has the opportunity to acquire a permitted security or instrument through a Voluntary
Action, and the Portfolio will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Portfolio sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired. Unless otherwise indicated, all percentage limitations on Portfolio investments (as stated throughout this Statement of
Additional Information or in the Prospectuses) that are not (i) specifically included in this "Investment Restrictions" section or (ii) imposed by the 1940
Act, rules thereunder, the Internal Revenue Code or related regulations (the
"Elective Investment Restrictions"), will apply only at the time a transaction is entered into unless the transaction is a Voluntary Action. In addition and notwithstanding the foregoing, for purposes of this policy, certain
Non-Fundamental Policies, as noted above, are also considered Elective
Investment Restrictions. The percentage limitations and absolute prohibitions with respect to Elective Investment Restrictions are not applicable to a
Portfolio's acquisition of securities or instruments through a Voluntary Action.

                            PERFORMANCE INFORMATION

         Total return and yield will be computed as described below.

     Total Return
     ------------

         Each Portfolio's "average annual total return" figures described and shown in the Prospectus are computed according to a formula prescribed by the
SEC. The formula can be expressed as follows:

                                  P(1+T)n = ERV

Where:
        P =       a hypothetical initial payment of $1,000
        T =       average annual total return
        n =       number of years
      ERV =       Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year (or other) periods at the end of the 1-, 5-, or 10-year (or other) periods
                  (or fractional portion thereof).

         The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders' accounts. The total return figures do not reflect charges and deductions which are, or may be, imposed under the Contracts.

         The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.

     Yield
     -----

         From time to time, the Trust may quote the BlackRock High Yield
Portfolio's, the Clarion Global Real Estate Portfolio's, the Met/Eaton Vance
Floating Rate Portfolio's, the Met/Franklin Income Portfolio's, the Lord Abbett
Bond Debenture Portfolio's, the PIMCO Inflation Protected Bond Portfolio's, the
PIMCO Total Return Portfolio's, the Pioneer Strategic Income Portfolio's and the
Met/Templeton International Bond Portfolio's yield and effective yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.

         The 30-day yield for the BlackRock High Yield, Clarion Global Real
Estate, Met/Eaton Vance Floating Rate, Met/Franklin Income, Lord Abbett Bond
Debenture, PIMCO Inflation Protected Bond, PIMCO Total Return, Pioneer Strategic
Income and Met/Templeton International Bond Portfolios will be calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:
                               YIELD = 2[(a-b+1)(6)-1]
                                          cd

Where:            a =  dividends and interest earned during the period

                  b =  expenses accrued for the period (net of reimbursements)

                  c =  the average daily number of shares outstanding during the period that were entitled to receive dividends

                  d =  the net asset value per share on the last day of the
                       period

         For the purpose of determining the interest earned (variable "a" in the formula above) on debt obligations that were purchased by a Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

         Yield information is useful in reviewing a Portfolio's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Portfolios'
investment portfolios, portfolio maturity, operating expenses and market conditions.

         Shareholders should recognize that in periods of declining interest rates a Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the
Portfolio's investments, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.

     Non-Standardized Performance
     ----------------------------

         In addition to the performance information described above, the Trust may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total
Return" above except that no annualization is made.

                             PORTFOLIO TRANSACTIONS

         The Asset Allocation Portfolios invest primarily in the Underlying
Portfolios and do not incur commissions or sales charges in connection with investments in the Underlying Portfolios, but they may incur such costs if they invest directly in other types of securities, and they bear such costs indirectly through their investments in the Underlying Portfolios. Accordingly, the following description is relevant for the Asset Allocation Portfolios and the Underlying Portfolios.

         Subject to the supervision and control of the Adviser and the Trustees of the Trust, each Portfolio's Adviser or Subadviser, as applicable, is responsible for decisions to buy and sell securities for its account and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Brokerage commissions are paid on transactions in equity securities traded on a securities exchange and on options, futures contracts and options thereon. Fixed income securities and certain equity securities in which the Portfolios invest are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although prices of such securities usually include a profit to the dealer. In over-the-counter transactions, orders are placed directly with a principal market maker unless a better price and execution can be obtained by using a broker. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter generally referred to as the underwriter's concession or discount. Certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

         The Adviser or Subadviser of each Portfolio, as applicable, is responsible for effecting its portfolio transactions and will do so in a manner deemed fair and reasonable to the Portfolio by the Adviser or Subadviser, as applicable, and not according to any formula. It is not anticipated that the
Adviser of the Asset Allocation Portfolios will purchase any significant amount of securities other than shares of the Underlying Portfolios. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at a favorable price. In selecting broker-dealers and negotiating commissions, the Adviser or Subadviser, as applicable, considers, among other factors, the firm's reliability; the quality of its execution services on a continuing basis; confidentiality, including trade anonymity; and
its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers that provide the Portfolios, their
Adviser or Subadvisers , as applicable, with brokerage and research services within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as
amended. In doing so, a Portfolio may pay higher commission rates than the lowest available when its Adviser or Subadviser, as applicable, believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Generally, each Portfolio's
Adviser or Subadviser, as applicable, is of the opinion that, because research provided by a broker must be analyzed and reviewed, its receipt and use does not tend to reduce expenses but may benefit the Portfolio or other accounts managed by the Adviser or Subadviser by supplementing the Adviser's or Subadviser's research.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, a
Portfolio's Subadviser receives and, with respect to the Asset Allocation
Portfolios, the Adviser may receive, research services from many broker-dealers with which the Adviser or Subadviser, as applicable, places the Portfolio's transactions. The Subadviser may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Portfolio. This research, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

         Certain Subadvisers may obtain third-party research from broker-dealers or non-broker-dealers by entering into commission sharing arrangements ("CSAs").
Under a CSA, the executing broker-dealer agrees that part of the commissions it earns on certain equity trades will be allocated to one or more research providers as payment for research. CSAs allow a Subadviser to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third party research providers for research.

         As noted above, the Subadviser may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Subadviser with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation imparts knowledge that may benefit the Portfolio, other investment advisory clients, and the Subadviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the Financial Industry Regulatory Authority has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances.
As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

         The Board of Trustees has approved a Statement of Directed Brokerage
Policies and Procedures for the Trust pursuant to which the Trust may direct the
Adviser to cause Subadvisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment pursuant to the Original Management Agreement (as defined below) ("Directed Brokerage"). The Trustees will review the levels of
Directed Brokerage for each Portfolio on a quarterly basis.

         Under the Directed Brokerage policy, any payments or benefits accrued by or credited to a particular Portfolio are applied against the Portfolio's gross expenses. Accordingly, in the event that the Adviser waives or limits its fees or assumes other expenses of a Portfolio in accordance with the Expense
Limitation Agreement described herein (collectively, "expense reimbursements"), payments or benefits accrued by or credited to the Portfolio under the Directed
Brokerage policy may reduce the expense reimbursements owed by the Adviser to the Portfolio.

         A Subadviser may effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through which a Portfolio effects its securities transactions may be used by the
Portfolio's Subadviser in servicing all of its accounts; not all such services may be used in connection with the Portfolio. In the opinion of each Subadviser, it is not possible to measure separately the benefits from research services to each of its accounts, including a Portfolio.

         Whenever concurrent decisions are made to purchase or sell securities by a Portfolio and another account, the Portfolio's Subadviser will attempt to allocate equitably portfolio transactions among the Portfolio and other accounts. In making such allocations between the Portfolio and other accounts, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Portfolio and the other accounts. In some cases this procedure could have an adverse effect on a Portfolio. In the opinion of each
Subadviser, however, the results of such procedures will, on the whole, be in the best interest of each of the accounts.

         The Subadvisers to the Portfolios may execute portfolio transactions through certain of their affiliated brokers, if any, acting as agent in accordance with procedures established by the Board of Trustees, but will not purchase any securities from or sell any securities to any such affiliate acting as principal for its own account. It is anticipated that the Subadviser to Third
Avenue Small Cap Value Portfolio will execute a majority of the Portfolio's transactions through an affiliated broker.

         The following table shows the amounts of brokerage commissions paid by the Portfolios during the fiscal years ended December 31, 2009, December 31,
2008 and December 31, 2007.


        -------------------------------------- --------------- --------------- --------------- ---------------
                      Portfolio                   12/31/09        12/31/08        12/31/07
                      ---------                   --------        --------        --------

Met/AIM Small Cap Growth                        $793,830         $701,488        $670,477

Batterymarch Growth and Income                   219,944          273,752         395,847

BlackRock High Yield                              61,651            1,160             722

BlackRock Large Cap Core                         749,460          666,347         450,849

Clarion Global Real Estate                     1,699,977        2,682,363       3,160,080

Dreman Small Cap Value                           237,778          364,449         419,504

Met/Franklin Income                               49,296           36,847(2)         N/A

Met/Franklin Mutual Shares                       770,420          100,208(2)         N/A

Goldman Sachs Mid Cap Value                    1,228,521          821,797         806,159

Harris Oakmark International                   1,566,885        1,870,153       3,457,484

Janus Forty                                      744,952        1,089,729         638,351

Lazard Mid Cap                                 1,355,696        2,212,004       1,397,929

Legg Mason ClearBridge Aggressive Growth         224,673          230,456         190,012

Legg Mason Value Equity                          982,071        1,306,113         903,517

Loomis Sayles Global Markets                   1,566,678        2,616,029       1,739,052

Lord Abbett Bond Debenture                        12,661           20,738          27,449

Lord Abbett Growth and Income                  2,843,155        3,666,025       3,154,129

Lord Abbett Mid Cap Value                        671,356          263,047         253,538

MFS(R) Emerging Markets Equity                 1,968,777        2,980,912       2,573,676

MFS(R) Research International                  3,156,011        4,869,761       3,630,570

Oppenheimer Capital Appreciation                 611,403        1,374,383       1,256,171

PIMCO Inflation Protected Bond                    38,835          146,816         135,536

PIMCO Total Return                               349,670          830,627        1,672,085

Pioneer Fund                                     289,511           16,130           10,526

Pioneer Strategic Income                           2,934               64              0

RCM Technology                                   699,814          659,479        1,529,519

Rainier Large Cap Equity                       1,221,162        1,144,165          493,321(1)

T. Rowe Price Mid Cap Growth                     626,573          568,466          582,981

Met/Templeton Growth                              86,834           65,196(2)          N/A

Met/Templeton International Bond                   0(3)             0               0

Third Avenue Small Cap Value                   1,426,943        2,684,031        2,557,402

Turner Mid Cap Growth                            828,818        1,054,773          748,101

Van Kampen Comstock                            1,511,557        1,842,526          762,918

Morgan Stanley Mid Cap Growth                     84,816           77,954          101,693

MetLife Defensive Strategy                          0               0               0

MetLife Moderate Strategy                           0               0               0

MetLife Balanced Strategy                           0               0               0

MetLife Growth Strategy                             0               0               0

MetLife Aggressive Strategy                         0               0               0

American Funds(R) Moderate Allocation               0               0(2)            N/A

American Funds(R) Balanced Allocation               0               0(2)            N/A

American Funds(R) Growth Allocation                 0               0(2)            N/A

Met/Franklin Templeton Founding                     0               0(2)            N/A

   Strategy

---------------------

(1) For the period 11/1/07 through 12/31/07.
(2) For the period 5/1/08 through 12/31/08.
(3) For the period 5/1/(09) through 12/31/(09.)

     In  2009,  the  following  Portfolios  paid  the  amounts  indicated  to an affiliated broker of the Adviser:
---------------------------------- -------------------- -----------------------

                                                         Aggregate Brokerage     Percentage of          Percentage
                                        Affiliated      Commissions Paid to     Total Brokerage      of Commissionable
      Portfolio                       Broker-Dealer        Affiliate            Commissions            Transactions
      ---------                       ------------       ----------------      ---------------      ----------------
Goldman Sachs Mid                   Goldman Sachs & Co.      $61,612              24.26%               7.71%
Cap Value


Third Avenue Small Cap              M.J. Whitman LLC        $741,487              4.51%               42.24%
 alue

Morgan Stanley Mid Cap Growth       Morgan Stanley & Co.     $1,275               1.50%                2.27%

Van Kampen Comstock                 Morgan Stanley & Co.    $39,108              2.59%                4.25%

------------------------------------------------------------------------------------------------------------------------

                           MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Portfolios' activities, reviewing, among other things, each Portfolio's performance and its contractual arrangements with various service providers. The Trustees elect the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

                  Trustees and Officers

         The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900,
Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those
Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Independent Trustees."

  The Trustees


                                                                                          Number of
                                                                                          Portfolios
                                             Term of                                       in Fund          Other Directorships
                             Position(s)    Office and                                    Complex+            Held by Trustee
                              Held with     Length of     Principal Occupation(s)       overseen by            During the Past 5
      Name and Age            Registrant    Time Served    During the Past 5 Years         Trustee                Years
      =============           ==========    ===========    =======================      ===========          ===================

Interested Trustees
Elizabeth M. Forget*       President and   Indefinite;   Since May 2007, Senior Vice        84            Director,
(43)                          Trustee         From       President, MetLife, Inc.; since                  Metropolitan Series
                                            December     December 2000, President of                      Fund, Inc. since
                                            2000 to      MetLife Advisers, LLC and its                    August 2006.
                                            present      predecessor; December 2003 to
                                                         April 2007, Vice President,
                                                         MetLife, Inc.

Independent Trustees
Stephen M. Alderman        Trustee         Indefinite;  Since November 1991, Shareholder   49            None
(50)                                         From       in the law firm of Garfield and
                                            December     Merel, Ltd.
                                            2000 to
                                            present

Jack R. Borsting          Trustee         Indefinite;  Since 1988, Professor and Dean     49            Director, Los Angeles
(81)                                      From         Emeritus, Marshall School of                     Orthopedic Hospital,
                                          December     Business, University of Southern                 Trustee, The Rose
                                          2000 to      California (USC); from 2001 to                   Hills Foundation.
                                          present      2005, Professor of Business                      Member, Army Science
                                                       Administration and Dean Emeritus.                Board.

Robert Boulware           Trustee         Indefinite;  From 2004 to 2009, Director of     49            Since 2005, Director
(53)                                      From March   Norwood Promotional Products,                    of Gainsco, Inc.
                                          2008 to      Inc.; from 2007 to 2008, Director                (auto insurance).
                                          present      of Wealthpoint Advisors
                                                       (a business development
                                                       company); from 2007 to
                                                       2009, Director of
                                                       Holladay Bank; from
                                                       1992-2006, President and
                                                       Chief Executive Officer
                                                       of ING Fund Distributor,
                                                       LLC.

Daniel A. Doyle           Trustee         Indefinite;  From October 2000 to June 2009,    49            Director, Wisconsin
(51)                                      From         Vice President and Chief Financial               Sports Development
                                          February     Officer of ATC Management, Inc.                  Corporation
                                          2007 to      (public utility); since June 2009,
                                          present      independent business consultant.

Susan C. Gause            Trustee         Indefinite;  From 2000 to December 2002, Chief  49            None
(57)                                      From March   Executive Officer of Allianz
                                          2008 to      Dresdner Asset Management; since
                                          present      2003, private investor.

Dawn M. Vroegop           Trustee         Indefinite;  From September 1999 to September   84            Director,
(43)                                      From         2003, Managing Director, Dresdner                Metropolitan Series
                                          December     RCM Global Investors.                            Fund, Inc. since May
                                          2000 to                                                       2009; from 2003 to
                                          present                                                       present, Director and
                                                                                                        Finance Committee
                                                                                                        Chair, City College
                                                                                                        of San Francisco
                                                                                                        Foundation
   The Executive Officers
                                             Term of
                                             Office and
                              Position(s)    Length of
                               Held with    Time Served       Principal Occupation(s)
       Name and Age            Registrant                       During Past 5 Years
       -------------           ----------                       -------------------

Jeffrey L. Bernier            Vice         From          Since December 2007, Vice
(38)                         President     February      President, Metropolitan Life
                                           2009 to       Insurance Company; since 2008
                                           present       Senior Vice President of
                                                         MetLife Advisers, LLC and its
                                                         predecessor; from July 2004 to
                                                         December 2007, Director and
                                                         Senior Investment Analyst of
                                                         Investment Management Services
                                                         for John Hancock Financial
                                                         Services.

Jeffrey A. Tupper           Chief         From August   Since February 2009, Vice
(39)                        Financial     2002 to       President, MetLife Advisers, LLC;
                                                        since October 2006, Assistant
                            Officer,      present       Vice President, MetLife Group,
                            Treasurer                   Inc.  Since February 2001,
                                                        Assistant Vice President of
                                                        MetLife Investors Insurance
                                                        Company.


Richard C. Pearson          Vice          From December Since June 2001, President or
(67)                        President     2000 to       Executive Vice President of
                            and           present       MetLife Investors Distribution
                            Secretary                   Company; since January 2001,
                                                        Executive Vice President, General
                                                        Counsel and Secretary of MetLife
                                                        Investors Group, Inc. and Vice
                                                        President, Secretary and
                                                        Associate General Counsel of its
                                                        affiliated life insurance
                                                        companies; since November 2000,
                                                        Senior Vice President and General
                                                        Counsel of MetLife Advisers, LLC
                                                        and its predecessor.

Jeffrey P. Halperin        Chief        From November   Since March 2006, Vice President,
                           Compliance   2006 to         Corporate Ethics and Compliance
(42)                       Officer      present         Department, MetLife, Inc.; from
                                                        October 2002 to March
                                                        2006, Assistant Vice
                                                        President; from November
                                                        2005 to August 2006,
                                                        Interim Chief Compliance
                                                        Officer, Met Investors
                                                        Series Trust; since
                                                        April 2007, Chief
                                                        Compliance Officer,
                                                        Metropolitan Series
                                                        Funds; from August 2006
                                                        to April 2007, Interim
                                                        Chief Compliance
                                                        Officer, Metropolitan
                                                        Series Funds; since
                                                        August 2006, Chief
                                                        Compliance Officer,
                                                        MetLife Advisers, LLC
                                                        and its predecessor;
                                                        since November 2006,
                                                        Chief Compliance
                                                        Officer, MetLife
                                                        Investment Advisors
                                                        Company, LLC.

Francine Hayes             Assistant    From November   Since 2004, Vice President and
State Street Bank          Secretary    2008 to         Counsel, State Street Bank and
and Trust Company                       present         Trust Company; from 2001 to 2004,
One Lincoln Street                                      Assistant Vice President and
Boston, Massachusetts                                   Counsel, State Street Bank and Trust
02111                                                   Company.
(42)

William C. Cox             Assistant     From November Since 1997, Vice President and
State Street Bank and      Treasurer     2004 to       Senior Director, Fund
Trust Company                            present       Administration Division, State
One Lincoln Street                                     Street Bank and Trust Company.
Boston, Massachusetts
02111
(43)
----------------------
+  The Fund Complex includes the Trust (49 portfolios) and Metropolitan
   Series Fund, Inc. (35 portfolios).
*  Ms. Forget is an "interested person" of the Trust as a result of her affiliation with the Adviser and the Distributor.

     Board Leadership Structure

         The Board of Trustees is composed of six Independent Trustees and one
Interested Trustee, Elizabeth M. Forget, who is Chairman of the Board of
Trustees. The Independent Trustees have appointed Stephen M. Alderman to serve as the Lead Independent Trustee. Ms. Forget oversees the day-to-day business affairs of the Trust and communicates with Mr. Alderman regularly on various
Trust issues, as appropriate. Mr. Alderman participates in setting Board meeting agenda items and leads the deliberative meetings of the Independent Trustees that are held outside of the presence of management personnel. The Independent
Trustees are advised at these meetings, as well as at other times, by separate, independent legal counsel.

         The Board conducts much of its work through certain standing
Committees, each of which is chaired by an Independent Trustee. The Trust has a standing Audit Committee consisting of all of the Independent Trustees. The
Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Trust's financial statements; review with the independent accountants the outline, scope and results of the annual audit; and
review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee held four meetings during the fiscal year ended December 31, 2009.

         The Trust has a Nominating, Governance and Compensation Committee
consisting of all the Independent Trustees. The Nominating, Governance and
Compensation Committee's function is to nominate and evaluate Independent
Trustee candidates and review the compensation arrangement for each of the
Trustees; to review and evaluate the Committee structure of the Board and make recommendations to the Board respecting any changes to existing Committees or for additional Committees; to periodically review the Board's governance practices, Independent Trustee compensation and ongoing Trustee education; to lead the Board's annual self-assessment process; and to review and oversee service providers that the Independent Trustees have engaged to assist them, including the performance of, and independence of, legal counsel to the
Independent Trustees. Given the nature of the Trust, in that its assets are used solely as funding options in variable annuity and life insurance contracts issued by MetLife-affiliated insurance companies, the current practice of the
Nominating, Governance and Compensation Committee is to not consider nominees recommended by contract holders. The Nominating, Governance and Compensation
Committee held four meetings during the fiscal year ended December 31, 2009.

     The Trust has two Investment Performance  Committees,  consisting solely of
the  Independent  Trustees.   Certain  of  the  Independent  Trustees  serve  on
Investment  Performance Committee A and the remaining Independent Trustees serve on Investment  Performance  Committee B. Each Investment  Performance  Committee
reviews  investment  performance  matters  relating  to a  particular  group  of
Portfolios and the Subadvisers to those Portfolios.  Each Investment Performance
Committee was organized as a separate  committee in February,  2009.  Investment
Performance Committees A and B held 4 and 5 meetings,  respectively,  during the fiscal year ended December 31, 2009.

         The Trust has a Valuation Committee currently consisting of Elizabeth
M. Forget, Richard C. Pearson, Jeffrey Tupper, Thomas McDevitt, Bryan Andersen,
Jeffrey Bernier, Kristi Slavin and Peter Duffy and such other officers of the
Trust and the Adviser, as well as such officers of any Subadviser to any
Portfolio as are deemed necessary by Ms. Forget, Mr. Pearson, Mr. Tupper, Mr.
McDevitt, Mr. Andersen, Mr. Bernier, Ms. Slavin or Mr. Duffy from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. The Valuation Committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuations cannot otherwise be provided pursuant to and in accordance with the Trust's Valuation Policies and Procedures. The Valuation
Committee held 27 meetings during the fiscal year ended December 31, 2009.

         The Board believes that having a super-majority of Independent
Trustees, coupled with an Interested Chairman and a Lead Independent Trustee, is
appropriate and in the best interests of the Trust, given its specific characteristics. These characteristics include: (i) the extensive oversight provided by the Trust's Adviser, MetLife Advisers, over the unaffiliated
Subadvisers that conduct the day-to-day management of the Portfolios of the
Trust; (ii) the extent to which the work of the Board is conducted through the standing Committees, (iii) the extent to which the Independent Trustees meet regularly, together with independent legal counsel, in the absence of any
Interested Trustee; (iv) Ms. Forget's additional roles as the Chief Executive
Officer of MetLife Advisers and the senior executive at MetLife, Inc. with responsibility for the fund selection in MetLife's variable insurance products, which enhance the Board's understanding of the operations of the Adviser and the role played by the Trust in MetLife's variable products.

     Board Oversight of Trust Risk

     The Board has not established a formal risk committee. However, much of the regular work of the Board and its standing Committees  addresses aspects of risk oversight. For example, the Audit Committee considers risks related to financial reporting  and  controls.  The  Investment  Committees  consider investment performance risks of the Portfolios and the use by the Subadvisers of various investment techniques.

     Under the multi-manager structure used by the Trust, the Trust's Adviser is responsible for overall oversight,  including risk management oversight,  of the services provided by the various  unaffiliated  Subadvisers.  Each Subadviser is responsible  for the  management  of risks  that may  arise  from its  Portfolio
investments.   The  Board  requires  the  Adviser,   and  the  Subadvisers,   as
appropriate,  to report to the full Board, on a regular and as-needed  basis, on actual  and  potential  risks to each  Portfolio  and the Trust as a whole.  For instance, the Adviser, and the Subadvisers, as appropriate,  report to the Board on the  various  elements  of risk,  including  investment  risk,  credit  risk, liquidity risk and operational  risk, as well as overall business risks relating to the  Portfolios.  In  addition,  the Board has  appointed a Chief  Compliance
Officer  ("CCO") who  reports  directly  to the  Board's  Independent  Trustees, provides  presentations  to the Board at its quarterly  meetings,  and an annual report  to the  Board,  concerning  compliance  matters.  The CCO  oversees  the development and  implementation  of compliance  policies and procedures that are reasonably  designed  to  prevent  violations  of the  federal  securities  laws
("Compliance  Policies").  The Board has approved the Compliance Policies, which seek to reduce risks  relating to the  possibility  of  non-compliance  with the federal  securities  laws.  For  instance,  the Board has adopted a  derivatives policy  for  the  Portfolios  whereby  the  Adviser  oversees  the  use  by  the
Subadvisers of derivative  instruments,  and appropriate  Subadvisers are called upon to provide  quarterly  reporting to the Board concerning their  derivatives use for the  Portfolios.  The CCO also  regularly  discusses  the relevant  risk issues  affecting  the  Trust  during  private  meetings  with  the  Independent
Trustees, including concerning the Advisers, as applicable.

     Experience of Trustees

     Described below for each Trustee are specific experiences,  qualifications, attributes, or skills that support a conclusion that he or she should serve as a
Trustee of the Trust as of the date of this Statement of Additional  Information and in light of the Trust's  business  and  structure.  The role of an effective
Trustee inherently  requires certain personal qualities,  such as integrity,  as well as the ability to comprehend,  discuss and critically analyze materials and issues that are  presented so that the Trustee may  exercise  judgment and reach conclusions  in fulfilling  his or her duties and fiduciary  obligations.  It is believed that the specific  background of each Trustee evidences those abilities and is  appropriate  to his or her  serving on the  Trust's  Board of  Trustees.
Further  information  about  each  Trustee  is  set  forth  in the  table  above describing the business activities of each Trustee during the past five years.

     Ms.  Forget has served as Chairman  of the Board for ten years,  while also acting as  President  of the  Adviser.  Ms.  Forget  also  acts as  Senior  Vice
President of MetLife,  Inc. Those positions entail significant  responsibilities for the operations of the Trust and its Portfolios,  including  oversight of the
Subadvisers and the other service providers of the Trust.

     Mr. Alderman has ten years of experience serving as an Independent  Trustee of the Trust, including five years of experience serving as the Lead Independent
Trustee. Those positions have provided Mr. Alderman, a practicing attorney, with knowledge of the  operations and business of the Trust and its  Portfolios,  and have called upon him to exercise leadership and analytical skills.

     Mr. Borsting has ten years of experience serving as an Independent  Trustee of the Trust.  That position has provided him with  knowledge of the  operations and  business of the Trust and its  Portfolios.  Mr.  Borsting  has  significant experience  regarding the financial  services industry having been Professor and
Dean of the Marshall School of Business of the University of Southern California
since 1988.  Previously he was Dean of the University of Miami  business  school and chief financial officer of the Department of Defense.

     Mr.  Boulware  has  served for two years as an  Independent  Trustee of the
Trust.  That  position  has provided him with  knowledge of the  operations  and business  of  the  Trust  and  its  Portfolios.  Mr.  Boulware  has  significant experience in the financial  services  industry having been, among other things,
President  and Chief  Executive  Officer of ING Fund  Distributor,  LLC. In that position,  Mr. Boulware  supervised a securities  distribution system similar to that used with respect to the variable  insurance  contracts  that are funded by the Trust.

     Mr. Doyle has served for three years as an Independent Trustee of the Trust and for two years as the Chairman of the Audit  Committee.  Those positions have provided him with the knowledge of the  operations and business of the Trust and its Portfolios.  Mr. Doyle has significant  public accounting  experience having been a manager at a large public  accounting firm, as well as experience as Vice
President and Chief Financial Officer of a public utility company.

     Ms. Gause has served for two years as an Independent  Trustee of the Trust.
That position has provided her with  knowledge of the operations and business of the Trust  and its  Portfolios.  Ms.  Gause has  significant  experience  in the financial  services  industry  having  served  as,  among  other  things,  Chief
Executive  Officer of Allianz Dresdner Asset Management.  In that position,  Ms.
Gause was responsible for the day to day activities of the investment adviser of various registered open-end funds that are similar to the Portfolios.

     Ms.  Vroegop  has  served  for ten years as an  Independent  Trustee of the
Trust.  That  position  has provided her with  knowledge of the  operations  and business of the Trust and its Portfolios. Ms. Vroegop has served since 2009 as a
Director of the  Metropolitan  Series Fund,  Inc.,  which is also advised by the
Adviser.  Ms.  Vroegop has  significant  experience  in the  financial  services industry  having been,  among other things,  Managing  Director for Dresdner RCM
Global Investors,  the investment adviser of various  registered  open-end funds that are similar to the Portfolios.


     Compensation of the Trustees

         Each Trustee, who is not an employee of the Adviser or any of its affiliates, currently receives from the Trust an annual retainer of $105,000
($26,250 per quarter) plus (i) an additional fee of $10,000 for each regularly scheduled Board meeting attended, Committee meetings and private Independent
Trustee meetings attended, (ii) $10,000 for each special meeting attended in person, and (iii) reimbursement for expenses in attending in-person meetings. In addition, the lead Independent Trustee, the Chair of the Audit Committee, the
Chair of the Nominating and Compensation Committee, and the Chair of each
Investment Performance Committee each receive a supplemental annual retainer of
$25,000, $15,000, $15,000 and $15,000 respectively.

         The table below sets forth the compensation paid to each of the
Trustees affiliated with the Adviser and all other Trustees during the fiscal year ended December 31, 2009.

---------------------------------------------- ------------------- ------------
                                                             Total Compensation
                                                             From Fund Complex+
                                      Aggregate              Paid to Trustee*
                                                                -----------=
                                      Compensation from
Trustee                               Trust
Interested Trustee

        Elizabeth M. Forget           None                   None

        Independent Trustees

        Stephen M. Alderman           $180,000            $180,000
        Jack R. Borsting              $155,000            $155,000
        Robert Boulware               $155,000            $155,000
        Daniel A. Doyle               $170,000            $170,000
        Susan C. Gause                $168,333            $168,333
        Dawn M. Vroegop               $183,333            $276,000
------------------------------------------------------------------------------

------------------------------------------------------------------------------
----------------------
   + The Fund Complex includes the Trust (49 portfolios) and
     Metropolitan Series Fund, Inc. (35 portfolios).

   * As of December 31, 2008,  the Trust has adopted a Deferred Fee  Agreement
    ("Agreement"),  which provides each Independent  Trustee with the option to defer  payment  of all or part  of the  fees  payable  for  such  Trustee's services.  Deferred  amounts  remain  in the  Trust  until  distributed  in
    accordance   with  the  provisions  of  the  Agreement.   The  value  of  a
    participating   Trustee's   deferral   account  is  based  on   theoretical
    investments of deferred  amounts,  on the normal payment dates,  in certain portfolios of the Trust or Metropolitan  Series Fund, Inc. as designated by the participating  Trustee.  Pursuant to the Agreement,  payments due under the Agreement are unsecured obligations of the Trust. Certain Trustees have elected to defer all or part of their total compensation for the year ended
    December 31, 2009. Mr. Borsting,  Mr.  Boulware,  Ms. Gause and Ms. Vroegop
    have elected to  participate in the Trust's  Agreement.  As of December 31,
    2009, Mr.  Borsting,  Mr.  Boulware,  Ms. Gause and Ms. Vroegop had accrued
    $38,778,  $110,850,  $169,739  and  $43,163,   respectively,   under  the
    Agreement.

     Indemnification of Trustees and Officers

         The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the
Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

     Trustees' and Officers' Share Ownership

         As of December 31, 2009, no Trustee owned beneficially any outstanding shares of the Trust or of portfolios overseen in the same family of investment companies, except as set forth in the following table:

                   Trustee Ownership of Equity Securities

---------------------------------------- -------------------------------------- --------------------------------------
                                                                                  Aggregate Dollar Range of Equity
                                                                                    Securities of All Portfolios
                                         Dollar Range of Equity Securities in         Overseen in Fund Complex
            Name of Trustee                         the Portfolios
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------------------------------------------------------------------------------------
Elizabeth M. Forget                        $10,000 - $50,000                      $10,000 - $50,000

---------------------------------------------------------------------------------------------------------------------

         As of December 31, 2009, the Officers and Trustees of the Trust as a
group owned less than one percent of the outstanding shares of the Trust.

     Proxy Voting Policies and Procedures

         Pursuant to the Trust's Proxy Voting Policies and Procedures, the Trust
has delegated the proxy voting responsibilities with respect to each Portfolio to the Adviser. Because the Adviser views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibilities with respect to each Portfolio other than the
Asset Allocation Portfolios to the applicable Subadvisers. Appendix C to this
Statement of Additional Information contains the proxy voting policies and procedures, or a summary of such policies and procedures, of the Portfolios'
Subadvisers.

         The Adviser votes proxies relating to shares of an Underlying Portfolio held by an Asset Allocation Portfolio in the same proportion as the vote of the other Contract owners of the Underlying Portfolio with respect to a particular proposal.

     Proxy Voting Records

         The Adviser and each of the Subadvisers, as applicable, will maintain records of voting decisions for each vote cast on behalf of the Portfolios.
Information regarding how each Portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 has been filed with the Securities and Exchange Commission on Form N-PX and is available (1) without charge, upon request, by calling the Trust, toll-free at 1-800-343-8496 and (2)
on the SEC's website at http://www.sec.gov.

     Portfolio Holdings Disclosure Policy

         The Board of Trustees has adopted and approved policies and procedures reasonably designed to protect the confidentiality of the Trust's portfolio holdings information and to seek to prevent the selective disclosure of such information. The Trust reserves the right to modify these policies and procedures at any time without notice.

         Only the Adviser's or, as applicable, the Subadviser's Chief Compliance
Officer, or persons designated by the Trust's Chief Compliance Officer (each, an
"Authorized Person") are authorized to disseminate nonpublic portfolio information, and only in accordance with the procedures described below.
Pursuant to these policies and procedures, the Adviser or the Subadviser may disclose a Portfolio's portfolio holdings to unaffiliated parties prior to the time such information has been disclosed to the public through a filing with the
SEC or a posting on an insurance company website only if an Authorized Person determines that (i) there is a legitimate business purpose for the disclosure;
and (ii) if practicable, the recipient is subject to a confidentiality agreement, including a duty not to trade on the nonpublic information. Under the
Trust's policies and procedures, a legitimate business purpose includes disseminating or providing access to portfolio information to (i) the Trust's service providers (e.g., custodian, independent auditors) in order for the service providers to fulfill their contractual duties to the Trust; (ii) rating and ranking organizations and mutual fund analysts; (iii) a newly hired
Subadviser prior to the Subadviser commencing its duties; (iv) the Subadviser of a Portfolio or other affiliated investment company portfolio that will be the surviving portfolio in a merger; (v) consultants that provide research and consulting services to the Adviser or its affiliates with respect to asset allocation targets and investments for asset allocation funds of funds in the
MetLife enterprise; and (vi) firms that provide pricing services, proxy voting services and research and trading services.

         In accordance with the aforementioned procedures, the Adviser, the
Subadvisers and/or their affiliates periodically disclose the Trust's portfolio holdings information on a confidential basis to various service providers. Among the service providers to which the Adviser, the Subadvisers and/or their affiliates may periodically disclose the Trust's portfolio holdings information on a confidential basis in accordance with the aforementioned procedures are the following:

    o        Abel/Noser Corp.                             o        Morningstar Associates, LLC
    o        Bank of New York Mellon                      o        MarkIt Group Limited
    o        Barclays Capital Point                       o        Ness USA
    o        BARRA TotalRisk System                       o        OMGEO Oasys
    o        Bloomberg L.P.                               o        Plexus Plan Sponsor Group, Inc.
    o        Cambridge Associates                         o        PricewaterhouseCoopers LLP
    o        Canterbury Consulting                        o        ProxyEdge from Broadridge Financial Solutions,
    o        Charles River Systems, Inc.                             Inc.
    o        Cogent Consulting                            o        Reuters America, LLC

    o        Deloitte & Touche LLP                        o        RiskMetrics Group
    o        DST International plc                        o        RogersCasey (Equest)
    o        Eagle Investment Systems Corp.               o        RR Donnelley
                                                          o        SS&C Technologies, Inc
    o        Egan Jones                                   o        Salomon Analytics, Inc.
    o        Electra Information Systems, Inc.            o        State Street Bank and Trust Company
    o        eVestment Alliance                           o        StarCompliance, Inc.
    o        FactSet Research Systems, Inc.               o        Stradley Ronon Stevens & Young, LLP
    o        F T Interactive Data Corporation             o        Sullivan & Worcester LLP
    o        Glass, Lewis & Co., LLC                      o        SunGard/Protegent (f/k/a Dataware)
    o        IDS                                          o        S&P
    o        Informa Investment Services (Efron)          o        Thomson/Baseline
    o        Institutional Shareholder Services Inc.      o        Thomson Information Services Incorporated
    o        ITG, Inc.                                    o        Wilshire Analytics/Axiom
    o        Legg Mason Technology Services               o        YieldBook
    o        Lipper, Inc.
    o        MacGregor/ITG
    o        Marco Consulting
    o        Mercer

         The Trust's policies and procedures prohibit the dissemination of nonpublic portfolio information for compensation or other consideration. Any exceptions to these policies and procedures may be made only if approved by the
Trust's Chief Compliance Officer as in the best interests of the Trust, and only if such exceptions are reported to the Trust's Board of Trustees at its next regularly scheduled meeting.

         Dissemination of the Trust's portfolio holdings information to MetLife enterprise employees is limited to persons who are subject to a duty to keep such information confidential and who need to receive the information as part of their duties. As a general matter, the Trust disseminates portfolio holdings to
Contract owners only in the Annual or Semiannual Reports or in other formats that are generally available on a contemporaneous basis to all such contract owners or the general public. The Prospectus describes certain types of information that are disclosed on insurance company websites (including
www.metlifeinvestors.com), as well as the frequency with which such information is disclosed and the lag between the date of the information and the date of its disclosure.

                          INVESTMENT ADVISORY AND OTHER SERVICES

     The Adviser

         The Trust is managed by MetLife Advisers, LLC (the "Adviser") which, subject to the supervision and direction of the Trustees of the Trust, has overall responsibility for the general management and administration of the
Trust. The Adviser is the successor to Met Investors Advisory, LLC pursuant to a merger in May, 2009. MetLife Investors Group, Inc., an affiliate of Metropolitan
Life Insurance Company, owns all of the outstanding common shares of the Adviser and MetLife Investors Distribution Company, the Trust's distributor.

         With respect to the Portfolios other than the following Asset
Allocation Portfolios (American Funds(R) Moderate Allocation Portfolio, American
Funds(R) Balanced Allocation Portfolio, American Funds(R) Growth Allocation
Portfolio, MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy
Portfolio, MetLife Balanced Strategy Portfolio, MetLife Growth Strategy
Portfolio, MetLife Aggressive Strategy Portfolio and Met/Franklin Templeton
Founding Strategy Portfolio), the Trust and the Adviser have entered into a
Management Agreement dated December 8, 2000, as amended ("Original Management
Agreement"), which was initially approved by the Board of Trustees on December
7, 2000 and by Security First Life Insurance Company (currently known as MetLife
Investors USA Insurance Company), as initial shareholder of the Trust, on
December 8, 2000. With respect to the following Asset Allocation Portfolios
(American Funds(R) Moderate Allocation Portfolio, American Funds(R) Balanced
Allocation Portfolio, American Funds(R) Growth Allocation Portfolio, MetLife
Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife
Balanced Strategy Portfolio, MetLife Growth Strategy Portfolio, MetLife
Aggressive Strategy Portfolio and Met/Franklin Templeton Founding Strategy
Portfolio), the Trust and the Adviser have entered into a Management Agreement dated November 1, 2004, as amended ("Additional Management Agreement"), which was initially approved by the Board of Trustees on August 19, 2004 and by
MetLife Investors USA Insurance Company, as initial shareholder of MetLife
Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife
Balanced Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife
Aggressive Strategy Portfolio on October 29, 2004 and as initial shareholder of
American Funds(R) Moderate Allocation Portfolio, American Funds(R) Balanced
Allocation Portfolio, American Funds(R) Growth Allocation Portfolio, American
Funds Allocation Portfolio and Met/Franklin Templeton Founding Strategy
Portfolio on April 25, 2008.

         Subject always to the supervision and direction of the Trustees of the
Trust, under the Original Management Agreement, the Adviser will have (i)
overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) full discretion to select new or additional
Subadvisers for each Portfolio; (iii) full discretion to enter into and materially modify investment advisory agreements with Subadvisers; (iv) full discretion to terminate and replace any Subadviser; and (v) full investment discretion to make all determinations with respect to the investment of a
Portfolio's assets not then managed by a Subadviser. In connection with the
Adviser's responsibilities under the Original Management Agreement, the Adviser will assess each Portfolio's investment focus and will seek to implement decisions with respect to the allocation and reallocation of each Portfolio's assets among one or more current or additional Subadvisers from time to time, as the Adviser deems appropriate, to enable each Portfolio to achieve its investment goals. In addition, the Adviser will monitor compliance of each
Subadviser with the investment objectives, policies and restrictions of any
Portfolio or Portfolios (or portions of any Portfolio) under the management of such Subadviser, and review and report to the Trustees of the Trust on the performance of each Subadviser. The Adviser will furnish, or cause the appropriate Subadviser(s) to furnish, to the Trust such statistical information, with respect to the investments that a Portfolio (or portions of any Portfolio)
may hold or contemplate purchasing, as the Trust may reasonably request. On the
Adviser's own initiative, the Adviser will apprise, or cause the appropriate
Subadviser(s) to apprise, the Trust of important developments materially affecting each Portfolio (or any portion of a Portfolio that they advise) and will furnish the Trust, from time to time, with such information as may be appropriate for this purpose. Further, the Adviser agrees to furnish, or cause the appropriate Subadviser(s) to furnish, to the Trustees of the Trust such periodic and special reports as the Board of Trustees of the Trust may reasonably request. In addition, the Adviser agrees to cause the appropriate
Subadviser(s) to furnish to third-party data reporting services all currently available standardized performance information and other customary data.

         Under the Original Management Agreement, the Adviser also is required to furnish to the Trust, at its own expense and without remuneration from or additional cost to the Trust, the following:

     o    Office space, all necessary office facilities and equipment;

     o    Necessary  executive and other personnel,  including personnel for the performance of clerical and other office  functions,  other than those functions:

     o    related to and to be performed under the Trust's contract or contracts for administration,  custodial, accounting,  bookkeeping, transfer and dividend  disbursing agency or similar services by the entity selected to perform such services; or

     o    related to the  investment  advisory  services  to be  provided by any
          Subadviser  pursuant  to an  investment  advisory  agreement  with the
          Adviser ("Advisory Agreement").

     o    Information  and services,  other than services of outside  counsel or independent accountants or investment advisory services to be provided by any Subadviser under an Advisory Agreement,  required in connection with the preparation of all registration statements,  prospectuses and statements of additional information, any supplements thereto, annual, semi-annual,  and periodic reports to Trust  shareholders,  regulatory authorities,  or  others,  and  all  notices  and  proxy  solicitation materials,  furnished to shareholders or regulatory  authorities,  and all tax returns.

         The Additional Management Agreement is substantially the same as the
Original Management Agreement except that the Adviser will: (i) provide investment management and advisory services to the Allocation Portfolios; (ii)
render investment advice concerning the Underlying Portfolios in which to invest and the appropriate allocations for each of the Asset Allocation Portfolios.

         As compensation for these services, the Trust pays the Adviser a monthly fee at the following annual rates of each Portfolio's average daily net assets:

     ------------------------------------------------------ ---------------------------------------------------------
                       Portfolio                                Fee
     ------------------------------------------------------ ---------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Met/AIM Small Cap Growth                                  0.88% of first $500 million of such assets plus 0.83% of
                                                          such assets over $500 million

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Batterymarch Growth and Income                            0.65% of the first $500 million of such assets plus 0.55% of such assets  over $500  million  up to $1  billion  plus 0.50% of such assets  over $1  billion  up to $1.5  billion  plus 0.45% of such assets  over $1.5  billion  up to $2  billion  plus 0.40% of such assets over $2 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
BlackRock High Yield                                      0.60%

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Core                                  0.625% of first $250  million of such  assets  plus 0.60% of such assets over $250  million up to $500  million plus 0.575% of such assets  over $500  million  up to $1  billion  plus 0.55% on such assets over $1 billion up to $2 billion plus 0.50% of such assets over $2 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Clarion Global Real Estate                                0.70% of first  $200  million of such  assets  plus 0.65% of such assets over $200  million up to $750 million plus 0.55%
                                                          of such assets over $750 million

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Dreman Small Cap Value                                    0.80% of first $100  million of such  assets  plus 0.775% of such assets over $100  million up to $500  million plus 0.750% of such assets  over $500  million up to $1 billion  plus  0.725% on such assets over $1 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Met/Eaton Vance Floating Rate                             0.625% of first $100 million of such assets plus 0.60% of
                                                          such assets over $100 million

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Met/Franklin Income                                       0.80% of first $200  million of such  assets  plus 0.675% of such assets over $200  million up to $500 million plus 0.65%
                                                          of such assets over $500 million

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Met/Franklin Mutual Shares                                0.80%

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Goldman Sachs Mid Cap Value                               0.75% of first $200 million of such assets plus 0.70% of
                                                          such assets over $200 million

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Harris Oakmark International                              0.85% of first  $100  million of such  assets  plus 0.80% of such assets over $100 million up to $1 billion plus 0.75% of such assets over $1 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Janus Forty                                               0.65% on first $1 billion of such assets plus 0.60% of
                                                          such assets over $1 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Lazard  Mid Cap                                           0.70% of first $500  million of such assets plus 0.675% of such assets over $500  million up to $1 billion  plus 0.60% of such assets over $1 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Legg Mason ClearBridge Aggressive Growth                 0.65% of first  $500  million of such  assets  plus 0.60% of such assets over $500 million up to $1 billion plus 0.55% of such assets  over $1 billion up to $2 billion  plus 0.50% of such assets over $2 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Legg Mason Value Equity                                  0.65% of the first $200 million of such assets plus 0.63%
                                                         of such assets over $200 million

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Loomis  Sayles Global Markets                            0.70% of first  $500  million of such  assets  plus 0.65% of such assets over $500 million up to $1 billion plus 0.60% of such assets over $1 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Lord Abbett Bond Debenture                               0.60% of first  $250  million of such  assets  plus 0.55% of such assets over $250  million up to $500 million plus 0.50%
                                                         of such assets over $500 million up to $1 billion plus 0.45%
                                                         of such assets over $1 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Lord Abbett Growth and Income                            0.60% of first  $600  million of such  assets  plus 0.55% of such assets over $600  million up to $1.1 billion plus 0.50%
                                                         of such assets  over $1.1  billion up to $1.5  billion  plus
                                                         0.45% of such assets over $1.5 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value                                0.70% of first  $200  million of such  assets  plus 0.65% of such assets over $200  million up to $500  million plus 0.625% of such assets over $500 million

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
MFS(R) Emerging Markets Equity                           1.05% of first  $250  million of such  assets  plus 1.00% of such assets over $250  million up to $500 million plus 0.85%
                                                         of such assets over $500 million up to $1 billion plus 0.75%
                                                         of such assets over $1 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
MFS(R) Research International                            0.80% of first  $200  million of such  assets  plus 0.75% of such assets over $200  million up to $500 million plus 0.70%
                                                         of such assets over $500 million up to $1 billion plus 0.65%
                                                         of such assets over $1 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation                          0.65% of first $150 million of such assets plus 0.625% of
                                                          such assets over $150 million up to $300 million plus
                                                          0.60% of such assets over $300 million up to $500 million
                                                          plus 0.55% of such assets over $500 million up to $700
                                                          million plus 0.525% of such assets over $700 million up
                                                          to $900 million plus 0.50% of such assets over $900
                                                          million

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
PIMCO Inflation Protected Bond                            0.50% of the first $1.2 billion of such assets plus 0.45%
                                                          of such assets over $1.2 billion
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
PIMCO Total Return                                        0.50% of the first $1.2  billion of such  assets plus 0.475%
                                                          of such assets over $1.2 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Pioneer Fund                                              0.70% of first  $200  million of such  assets  plus 0.65% of such assets over $200  million up to $500  million  plus 0.60% of such assets  over $500  million  up to $2  billion  plus 0.55% of such assets over $2 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income                                  0.60% of first  $500  million  of such  assets  plus 0.55% of such assets over $500 million up to $1 billion plus 0.53% of such assets over $1 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
RCM Technology                                            0.88% of first $500 million of such assets plus 0.85% of
                                                          such assets over $500 million
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Rainier Large Cap Equity                                  0.70% of first $150 million of such  assets,  plus 0.675% of such assets over $150 million up to $300  million,  plus 0.65% of such assets  over $300  million up to $1  billion,  plus 0.60% of such assets over $1 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Mid Cap Growth                              0.75%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Met/Templeton Growth                                      0.70% of first  $100  million of such  assets  plus 0.68% of such assets over $100  million up to $250 million plus 0.67%
                                                          of such assets  over $250  million up to $500  million  plus
                                                          0.66% of such  assets over $500  million up to $750  million plus 0.65% of such assets over $750 million

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Met/Templeton International Bond                          0.60%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Third Avenue Small Cap Value                              0.75% of first $1 billion of such assets plus 0.70% of such assets over $1 billion
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Turner Mid Cap Growth                                     0.80% of first $300 million of such assets plus 0.70% of
                                                          such assets over $300 million
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Van Kampen Comstock                                       0.65% of first  $500  million of such  assets  plus 0.60% of such assets over $500  million up to $1 billion  plus 0.525%
                                                          of such assets over $1 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Morgan Stanley Mid Cap Growth                             0.70% of first  $200  million of such  assets  plus 0.65% of such assets over $200  million up to $500  million plus 0.625% of such assets over $500 million

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
American Funds(R) Moderate Allocation                     0.10% of first $500  million of such  assets  plus 0.075% of such assets  over $500  million  up to $1  billion  plus 0.05% of such assets over $1 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
American Funds(R) Balanced Allocation                     0.10% of first $500  million of such  assets  plus 0.075% of such assets  over $500  million  up to $1  billion  plus 0.05% of such assets over $1 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
American Funds(R) Growth Allocation                       0.10% of first $500  million of such  assets  plus 0.075% of such assets  over $500  million  up to $1  billion  plus 0.05% of such assets over $1 billion
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
MetLife Defensive Strategy                                0.10% of first $500  million of such  assets  plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
MetLife Moderate Strategy                                 0.10% of first $500  million of such  assets  plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
MetLife Balanced Strategy                                 0.10% of first $500  million of such  assets  plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MetLife Growth Strategy                                   0.10% of first $500  million of such  assets  plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

MetLife Aggressive Strategy                               0.10% of first $500  million of such  assets  plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Met/Franklin  Templeton Founding Strategy                 0.05% of first  $500  million of such  assets  plus 0.04% of such assets over $500 million up to $1 billion plus 0.03% of such assets over $1 billion
---------------------------------------------------------------------------------------------------------------------

         See the Prospectus for information on any voluntary fee waivers with respect to the Portfolios. From the management fees, the Adviser pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Subadviser of each applicable Portfolio.

         The Adviser and the Trust have also entered into an expense limitation agreement with respect to certain Portfolios ("Expense Limitation Agreement"), pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (with certain exceptions described in the Prospectus) of each such Portfolio are limited to the extent described in the "Management--Expense Limitation Agreement" section of the Prospectus.

         In addition to the management fees, the Trust pays all expenses not assumed by the Adviser, including, without limitation, charges for the services and expenses of the independent accountants and legal counsel retained by the
Trust, for itself and its Independent Trustees; accounting and auditing services; interest; taxes; costs of printing and distributing reports to shareholders, proxy materials, summary prospectuses and prospectuses; charges of its administrator, custodian, transfer agent and dividend disbursing agent;
registration fees; fees and expenses of the Trustees who are not affiliated persons of the Adviser; insurance; brokerage costs; litigation; and other extraordinary or nonrecurring expenses. All general Trust expenses are allocated among and charged to the assets of the Portfolios of the Trust on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio. In addition, as discussed below under "The
Distributor," the Class B, Class C and Class E shares of each Portfolio may pay for certain distribution-related expenses in connection with activities primarily intended to result in the sale of its shares.

         The Original Management Agreement and the Additional Management
Agreement each continues in force for two years from its commencement date, with respect to each Portfolio, and from year to year thereafter, but only so long as its continuation as to each Portfolio is specifically approved at least annually
(i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the
Independent Trustees, by votes cast in person at a meeting called for the purpose of voting on such approval. The Original Management Agreement and the
Additional Management Agreement each provides that it shall terminate automatically if assigned, and that it may be terminated as to any Portfolio without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days' prior written notice to the Adviser, or by the Adviser upon 90 days' prior written notice to the Trust, or upon such shorter notice as may be mutually agreed upon.

         The Trust commenced operations in February, 2001. The following table shows the fees paid by the Portfolios to the Adviser, any fee waivers or reimbursements and any deferred expense reimbursements during the fiscal years ended December 31, 2009, December 31, 2008 and December 31, 2007.

-----------------------------------------------------------------------------------------------------------------------

                                                                         12/31/09
                                              Investment         Investment      Other Expenses    Deferred Expense
                                            Management Fee     Management Fee      Reimbursed        Reimbursement
                Portfolio                        Paid              Waived
                ---------                   --------------     --------------    ---------------   ---------------

Met/AIM Small Cap Growth                    $6,304,296            $---              $---                 $

Batterymarch Growth and Income               1,520,493            172,848            ---                 ---

BlackRock High Yield                         3,011,922            ---               ---                 ---

BlackRock Large Cap Core                     6,084,513            ---               ---                 ---

Clarion Global Real Estate                   6,047,170            ---               ---                 ---

Dreman Small Cap Value                       1,415,095            ---               ---                 ---

Met/Franklin Income                          1,414,688            ---               ---                11,820

Met/Franklin Mutual Shares                   3,986,870            ---               ---                53,671

Goldman Sachs Mid Cap                        3,055,200            ---               ---                 ---
  Value

Harris Oakmark International                11,830,438            ---               ---                 ---

Janus Forty                                  7,871,059            ---               ---                 ---

Lazard Mid Cap                               4,023,856            ---               ---

Legg Mason ClearBridge                       3,880,249            ---               ---                 ---
   Aggressive Growth

Legg Mason Value Equity                      2,259,812            ---               ---                 ---

Loomis Sayles Global Markets                 4,358,440            ---               ---                 ---

Lord Abbett Bond Debenture                   7,979,934            ---               ---                 ---

Lord Abbett Growth and                      10,605,961            ---               ---                 ---
   Income

Lord Abbett Mid Cap Value                    1,959,839            ---               ---                 ---

MFS(R) Emerging Markets                      6,114,202            ---               ---                 ---
   Equity

MFS(R) Research International               10,650,880            ---               ---                 ---

Oppenheimer Capital                          3,951,109            ---               ---                 ---
   Appreciation

PIMCO Inflation Protected                    8,435,437            ---               ---                 ---
   Bond

PIMCO Total Return                          26,607,284            ---               ---                 ---

Pioneer Fund                                 2,915,132            ---               ---                 66,176

Pioneer Strategic Income                     2,601,977            ---               ---                 ---

RCM Technology                               1,553,690            ---               ---                 ---

Rainier Large Cap Equity                     4,800,414            ---               ---                 ---

T. Rowe Price Mid Cap Growth                 6,628,144            ---               ---                 ---

Met/Templeton Growth                         1,209,391           75,357             ---                 ---

Met/Templeton International Bond(1)          2,260,976            ---               ---                 ---

Third Avenue Small Cap Value                 8,444,046            ---               ---                 ---

Turner Mid Cap Growth                        2,683,648            ---               ---                 ---

Van Kampen Comstock                          7,308,754            ---               ---                 ---

Morgan Stanley Mid Cap                        696,037             ---               ---                40,402
   Growth

MetLife Defensive Strategy                  1,129,888            ---               ---                234,616

MetLife Moderate Strategy                    1,576,176            ---               ---                 ---

MetLife Balanced Strategy                    3,217,759            ---               ---                16,435

MetLife Growth Strategy                      3,337,699            ---               ---                14,673

MetLife Aggressive Strategy                    527,159           120,935             ---                 ---

American Funds(R) Moderate Allocation          919,275           162,910

American Funds(R) Balanced   Allocation      1,131,456           127,006             ---                 ---

American Funds(R) Growth Allocation          1,341,052           100,715             ---                 ---

Met/Franklin Templeton                        238,601            133,123             ---                 ---
   Founding Strategy


-------------------------------------------------------------------------------

                                                                                              12/31/08
                                              Investment         Investment      Other Expenses     Deferred Expense
                                            Management Fee     Management Fee      Reimbursed        Reimbursement
                                                ----               ----           ----------        -------------
                Portfolio                        Paid              Waived
Met/AIM Small Cap Growth                    $6,294,095            $---              $---                 $
Batterymarch Growth and Income               2,248,322          139,303
BlackRock High Yield                         2,356,983            ---                ---                 ---
BlackRock Large Cap Core                     9,074,950            ---                ---                 ---
Clarion Global Real Estate                   7,009,476            ---                ---                 ---
Dreman Small Cap Value                       1,649,524            ---                ---                 ---
Met/Franklin Income(2)                         317,916           11,820              ---                 ---
Met/Franklin Mutual Shares(2)                  364,851          193,042              ---                 ---
Goldman Sachs Mid Cap                        3,577,995            ---                ---                 ---
   Value
Harris Oakmark International                14,533,188            ---                ---                 ---
Janus Forty                                  7,213,317            ---                ---                 ---
Lazard Mid Cap                               6,079,471            ---                ---               149,971
Legg Mason ClearBridge                       5,794,855            ---                ---                 ---
   Aggressive Growth
Legg Mason Value Equity                      7,593,063            ---                ---                 ---
Loomis Sayles Global Markets                 6,379,482            ---                ---                 ---
Lord Abbett Bond Debenture                   9,411,430            ---                ---                 ---
Lord Abbett Growth and                      16,341,579            ---                ---                 ---
   Income
Lord Abbett Mid Cap Value                    2,594,734            ---                ---              103,409
MFS(R) Emerging Markets                      6,675,682            ---                ---                 ---
   Equity
MFS(R) Research International               12,593,808            ---                ---                 ---
Oppenheimer Capital                          4,664,278            ---                ---                 ---
   Appreciation
PIMCO Inflation Protected                    7,548,048            ---                ---                 ---
   Bond
PIMCO Total Return                          22,197,397            ---                ---                 ---
Pioneer Fund                                   313,448           17,794              ---                3,371
Pioneer Strategic Income                     2,131,520            ---                ---                 ---
RCM Technology                               1,693,348            ---                ---                 ---
Rainier Large Cap Equity                     4,643,987              147              ---                  228
T. Rowe Price Mid Cap Growth                 6,776,690            ---                ---                 ---
Met/Templeton Growth((2))                    255,480            166,824              ---                 ---
Third Avenue Small Cap Value                12,030,650            ---                ---                 ---
Turner Mid Cap Growth                        3,065,760            ---                ---                 ---
Van Kampen Comstock                         10,312,475            ---                ---                 ---
Morgan Stanley Mid Cap                         723,652            ---                ---                 ---
   Growth
MetLife Defensive Strategy                     925,559           1,813               ---               43,120
MetLife Moderate Strategy                    1,488,266            ---                ---                 ---
MetLife Balanced Strategy                    3,355,442            ---                ---               43,210
MetLife Growth Strategy                      3,886,625            ---                ---                 ---
MetLife Aggressive Strategy                    595,692          75,771               ---                 ---
American Funds(R) Moderate Allocation(2)       146,901          79,192
American Funds(R) Balanced                     187,941         100,635              ---                  ---
   Allocation(2)
American Funds(R) Growth                       309,843         145,377             ---                  ---
  Allocation(2)
Met/Franklin Templeton                          50,855          85,140             ---                  ---
   Founding Strategy(2)


-----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                               12/31/07
                                        Investment         Investment         Other           Deferred
                                      Management Fee     Management Fee      Expenses         Expense
                Portfolio                  Paid             Waived          Reimbursed      Reimbursement
                ----------          ----------------    --------------      ----------      --------------
Met/AIM Small Cap Growth               $6,752,950          $---              $---              $---
Batterymarch Growth and Income          3,071,575          223,355           20,579             ---
BlackRock High Yield                    1,707,809          ---               ---               24,994
BlackRock Large Cap Core                7,881,120          ---               ---               82,236
Clarion Global Real Estate              8,580,974          ---               ---               ---
Dreman Small Cap Value                  1,172,742          ---               ---               37,273
Goldman Sachs Mid Cap Value             3,873,402          ---               ---               ---
Harris Oakmark International           18,674,560          ---               ---               ---
Janus Forty                             6,611,066          ---               ---               ---
Lazard Mid Cap                          5,094,851           1,126            ---               ---
Legg Mason ClearBridge                  6,288,191          ---               ---               ---
   Aggressive Growth
Legg Mason Value Equity                 8,949,822          ---               ---               ---
Loomis Sayles Global Markets            5,615,764          ---               ---               ---
Lord Abbett Bond Debenture              9,801,505          ---               ---               70,796
Lord Abbett Growth and                 19,893,949          ---               ---               ---
   Income
Lord Abbett Mid Cap Value               3,269,897          ---               ---               90,000
   Portfolio
MFS(R) Emerging Markets                 5,383,725          ---               ---              375,934
   Equity
MFS(R) Research International          11,403,214          ---               ---               ---
Oppenheimer Capital                     5,633,745          ---               ---               ---
   Appreciation
PIMCO Inflation Protected               6,138,802          ---               ---               ---
   Bond
PIMCO Total Return                     18,014,014          ---               ---               ---
Pioneer Fund                              351,709          9,250             ---              14,246
Pioneer Strategic Income                1,951,027          ---               ---               ---
RCM Technology                          2,727,184          ---               ---               ---
Rainier Large Cap Equity((3))             664,775             81             ---               ---
T. Rowe Price Mid Cap Growth            7,316,173          ---               ---               ---
Third Avenue Small Cap Value           13,073,985          ---               ---               ---
Turner Mid Cap Growth                   3,118,476          ---               ---               ---
Van Kampen Comstock                    10,152,378          ---               ---               ---
Morgan Stanley Mid Cap                    664,558          6,445             ---               ---
   Growth
MetLife Defensive Strategy                630,611         54,067           13,745              ---
MetLife Moderate Strategy               1,365,189          ---               ---               ---
MetLife Balanced Strategy               3,396,810          ---              ---                ---
MetLife Growth Strategy                 3,850,359          ---               ---               ---
MetLife Aggressive Strategy               773,161         11,142            4,569              ---
----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
----------------------
(1) For the period 5/1/09 through 12/31/09
(2) For the period 5/1/08 through 12/31/08
(3) For the period 11/1/07 through 12/31/07

         The Subadvisers

         Pursuant to an Advisory Agreement with the Adviser, each Subadviser to a Portfolio continuously furnishes an investment program for the Portfolio, makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Subadviser and may perform certain limited related administrative functions in connection therewith. For its services, the Adviser pays each Subadviser a fee based on a percentage of the average daily net assets of the Portfolios.

         Each Advisory Agreement will continue in force for two years from its commencement date, and from year to year thereafter, but only so long as its continuation as to a Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Independent Trustees by votes cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement provides that it shall terminate automatically if assigned or if the original Management Agreement with respect to the related
Portfolio terminates, and that it may be terminated as to a Portfolio without penalty by the Adviser, by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 60 days'
prior written notice to the Subadviser or by the Subadviser on not less than 90 days' prior written notice to the Adviser, or upon such shorter notice as may be mutually agreed upon.

         Each Advisory Agreement provides that the Subadviser shall not be subject to any liability to the Trust or the Adviser for any act or omission in the course of or connected with rendering services thereunder in the absence of willful misconduct, bad faith, gross negligence or reckless disregard of its duties on the part of the Subadviser.

         The Trust and the Adviser have received an exemptive order from the SEC
("Multi-Manager Order"). The Multi-Manager Order permits the Adviser, subject to approval of the Board of Trustees, to: (i) select new or additional Subadvisers for the Trust's Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii)
terminate and replace the Subadvisers without obtaining approval of the relevant
Portfolio's shareholders. In such circumstances, shareholders would receive notice of such action, including, if applicable, the information concerning the
Subadviser that normally is provided in a proxy statement. However, the Adviser may not enter into an investment advisory agreement with an "affiliated person"
of the Adviser (as that term is defined in Section 2(a)(3) of the 1940 Act)
("Affiliated Subadviser") unless the investment advisory agreement with the
Affiliated Subadviser, including compensation thereunder, is approved by the affected Portfolio's shareholders, including, in instances in which the investment advisory agreement pertains to a newly formed Portfolio, the
Portfolio's initial shareholder. Although shareholder approval is not required for the termination of Advisory Agreements, shareholders of a Portfolio continue to have the right to terminate such Agreements for the Portfolio at any time by a vote of a majority of outstanding voting securities of the Portfolio.

         Pursuant to the Multi-Manager Order, the Adviser, effective January 1,
2003, changed Subadvisers for the State Street Concentrated International
Portfolio (now known as Harris Oakmark International Portfolio) and MFS Mid Cap
Growth Portfolio (now known as T. Rowe Price Mid Cap Growth Portfolio).
Effective January 14, 2005, the Adviser changed the Subadviser to the PIMCO PEA
Innovation Portfolio (now known as RCM Technology Portfolio). Effective December
19, 2005 the Adviser changed the Subadviser to the Met/AIM Mid Cap Core Equity
Portfolio (now known as Lazard Mid Cap Portfolio). Effective August 21, 2006,
the Adviser changed the Subadviser to the Federated High Yield Portfolio (now
known as BlackRock High Yield Portfolio). Effective October 1, 2006 the Adviser
changed the Subadviser to the Lord Abbett Growth Opportunities Portfolio (now
known as Morgan Stanley Mid Cap Growth Portfolio). Effective October 1, 2006,
the Adviser changed the Subadviser to the Janus Aggressive Growth Portfolio (now
known as Legg Mason ClearBridge Aggressive Growth Portfolio). Effective October
1, 2006, the Adviser changed the Subadviser to the Mercury Large Cap Core
Portfolio (now known as BlackRock Large Cap Core Portfolio). Effective April 28,
2008, the Adviser changed the Subadviser to the Neuberger Berman Real Estate
Portfolio (now known as Clarion Global Real Estate Portfolio). Effective in mid-2010, Invesco Ltd. will acquire the asset management business of Van Kampen
Asset Management and, upon approval of the Trust's Board of Trustees, Invesco
Advisers, Inc. will become the Subadviser of the Van Kampen Comstock Portfolio.
In approving new Subadvisers for these Portfolios, the Board especially reviewed each Portfolio's performance record and the replacement Subadviser's management style and long-term performance record with comparable funds.

         Following are the Subadvisers to the Portfolios.

                Portfolio                                             Adviser
               -------------                                        -----------
----------------------------------------------------------------------------------------------------------------
Met/AIM Small Cap Growth                                   Invesco Advisers, Inc.

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Batterymarch Growth and Income                             Batterymarch Financial Management, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
BlackRock High Yield                                       BlackRock Financial Management, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Core                                   BlackRock Advisors, LLC
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Clarion Global Real Estate                                 ING Clarion Real Estate Securities LLC

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Dreman Small Cap Value                                     Dreman Value Management, LLC
                                                                                  =
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Met/Eaton Vance Floating Rate                              Eaton Vance Management
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Met/Franklin Income                                        Franklin Advisers, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Met/Franklin Mutual Shares                                 Franklin Mutual Advisers, LLC
                                                                                      ==
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value                                Goldman Sachs Asset Management, L.P.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Harris Oakmark International                               Harris Associates L.P.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Janus Forty                                                Janus Capital Management LLC
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Lazard Mid Cap                                             Lazard Asset Management LLC
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Legg Mason ClearBridge Aggressive Growth                  ClearBridge Advisors, LLC
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Legg Mason Value Equity                                    Legg Mason Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Loomis Sayles Global Markets                               Loomis, Sayles & Company, L.P.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture                                 Lord, Abbett & Co. LLC
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income                              Lord, Abbett & Co. LLC
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value                                  Lord, Abbett & Co. LLC
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
MFS(R) Emerging Markets Equity                             Massachusetts Financial Services
                                                             Company
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
MFS(R) Research International                              Massachusetts Financial Services
                                                             Company
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation                           OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
PIMCO Inflation Protected Bond                             Pacific Investment Management Company
                                                              LLC
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
PIMCO Total Return                                         Pacific Investment Management Company
                                                              LLC
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Pioneer Fund                                               Pioneer Investment Management, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Pioneer Strategic Income                                   Pioneer Investment Management, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
RCM Technology                                             RCM Capital Management LLC
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Rainier Large Cap Equity                                   Rainier Investment Management, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
T. Rowe Price Mid Cap Growth                               T. Rowe Price Associates, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Met/Templeton Growth                                       Templeton Global Advisors Limited
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Met/Templeton International Bond                           Franklin Advisers, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Third Avenue Small Cap Value                               Third Avenue Management LLC
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Turner Mid Cap Growth                                      Turner Investment Partners, Inc.
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Van Kampen Comstock                                        Invesco Advisers, Inc.*


----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Morgan Stanley Mid Cap Growth                             Morgan Stanley Investment Management
                                                             Inc.
----------------------------------------------------------------------------------------------------------------
   *  After the closing of the transfer of Morgan Stanley Investment Management's retail investment management business, d/b/a Van Kampen Asset Management.

         The following table shows the fees paid with respect to the Portfolios to each Subadviser (or prior Subadviser) by the Adviser or current affiliates of the Adviser for the fiscal years ended December 31, 2009, December 31, 2008 and
December 31, 2007.
--------------------------------------- -------------- -------------- ---------

              Portfolio                12/31/09       12/31/08       12/31/07
              ---------                --------       --------       --------
Met/AIM Small Cap Growth              $4,236,927     $4,254,900      4,559,184

Batterymarch Growth and Income           701,766      1,037,687      1,417,674

BlackRock High Yield                   1,756,955      1,374,907        996,222

BlackRock Large Cap Core               3,258,734      4,756,211      4,071,350

Clarion Global Real Estate             3,310,343      3,834,808      4,691,895

Dreman Small Cap Value                   946,836      1,099,514        806,960

Met/Franklin Income                      712,581        183,405(2)       N/A

Met/Franklin Mutual Shares             2,541,630        232,593(2)       N/A

Goldman Sachs Mid Cap Value            1,801,186      2,099,926      2,268,730

Harris Oakmark International           7,392,749      9,447,163     12,208,040

Janus Forty                            4,249,114      3,887,726      3,551,570

Lazard Mid Cap                         2,290,053      3,436,646      2,886,028

Legg Mason ClearBridge Aggressive      2,065,124      3,026,859      3,222,082

Growth
Legg Mason Value Equity                1,375,962      4,517,563      5,414,178

Loomis Sayles Global Markets           2,620,255      3,787,219      3,346,169

Lord Abbett Bond Debenture             3,532,748      4,168,969      4,342,335

Lord Abbett Growth and Income          5,202,649      7,751,813      9,330,644

Lord Abbett Mid Cap Value              1,244,513      1,635,220      2,047,158

MFS(R) Emerging Markets                4,448,298      4,844,836      3,934,568

MFS(R) Research International          6,812,967      8,076,959      7,344,285

Oppenheimer Capital Appreciation       2,318,309      2,683,355      3,194,424

PIMCO Inflation Protected Bond         3,982,417      3,588,021      3,014,124

PIMCO Total Return                    12,711,345     10,664,472      9,007,007

Pioneer Fund                           1,424,416        156,724        175,854

Pioneer Strategic Income               1,081,270        888,133        926,013

RCM Technology                         1,059,334      1,154,555      1,859,444

Rainier Large Cap Equity               2,636,761      2,552,531        364,808(3)

T. Rowe Price Mid Cap Growth           4,285,610      4,374,075      4,712,834

Met/Templeton Growth                     661,482        144,092(2)       N/A

Met/Templeton International Bond       1,130,488(1)       N/A            N/A

Third Avenue Small Cap Value           5,358,014      7,662,596      8,333,276

Turner Mid Cap Growth                  1,707,104      1,953,606      1,986,877

Van Kampen Comstock                    4,241,255      5,815,463      5,731,603

Morgan Stanley Mid Cap Growth            447,453        465,205        427,216

-------------------------------------------------------------------------------------------------
----------------------

(1) For the period from 5/1/09 through 12/31/09.
(2) For the period from 5/1/08 through 12/31/08.
(3) For the period from 11/1/07 through 12/31/07.

     Portfolio Management

         Appendix D to this Statement of Addition Information contains information regarding the committee members' or portfolio managers'
compensation, other accounts managed and ownership of shares of the Portfolios to the extent applicable.

     The  Administrator

         Pursuant to an administration agreement ("Administration Agreement"),
State Street Bank and Trust Company ("Administrator") assists the Adviser in the performance of its administrative services to the Trust and provides the Trust with other necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust.

         The Administrator was organized as a Massachusetts trust company. Its principal place of business is at 2 Avenue de Lafayette, Boston, Massachusetts
02111. Under the Administration Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, at an annual rate of approximately 0.01% of the average daily net assets of each Portfolio of the Trust. The Administration Agreement is in effect until December 31, 2010 and continues in effect for successive periods of one year, unless terminated by any party upon not less than sixty (60) days' prior written notice to the other party. For the years ended December 31, 2009, December 31, 2008, and December
31, 2007, an aggregate of $1,262,589, $2,550,137 and $2,506,645, respectively, was paid to the Administrator.

     The  Distributor

         With respect to the Portfolios, the Trust has distribution agreements with MetLife Investors Distribution Company ("MLIDC" or the "Distributor") in
which MLIDC serves as the Distributor for the Trust's Class A, Class B, Class C
and Class E shares. MLIDC is an affiliate of Metropolitan Life Insurance
Company. MLIDC's address is 5 Park Plaza, Suite 1900, Irvine, California 92614.

         The Trust's distribution agreements with respect to the Class A, Class
B, Class C and Class E shares ("Distribution Agreements") were initially approved by the Board of Trustees at Board meetings held on December 7, 2000
(Class A, Class B, Class C) and April 23, 2001 (Class E). The Distribution
Agreements will remain in effect from year to year provided each Distribution
Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the
1940 Act) of the Trust or a Portfolio and who have no direct or indirect financial interest in the operation of the Class B, Class C or Class E
Distribution Plan or any such related agreement and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

         The Distributor or its affiliates for the Class A shares will pay for printing and distributing summary prospectuses, prospectuses or reports prepared for their use in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants.

         Pursuant to the Class B Distribution Plan, the Class C Distribution
Plan and the Class E Distribution Plan, the Trust compensates the Distributor from assets attributable to the Class B, Class C and Class E shares, as applicable, for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class B,
Class C and Class E shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust summary prospectuses, prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B, Class C and Class E shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the Class B, Class C and Class E shares.

         The Class B Distribution Plan, the Class C Distribution Plan and the
Class E Distribution Plan provide that the Trust, on behalf of each Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average daily net assets of a Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively, in respect to activities primarily intended to result in the sale of Class B, Class C and Class E shares. However, under the Distribution Agreements, payments to the Distributor for activities pursuant to the Class B Distribution Plan, the Class C Distribution Plan and the
Class E Distribution Plan are limited to payments at an annual rate equal to
0.25%, 0.55% and 0.15%, respectively, of average daily net assets of a Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively. Under the terms of the Class B Distribution Plan, the Class C
Distribution Plan and the Class E Distribution Plan and the related Distribution
Agreements, each Portfolio is authorized to make payments monthly to the
Distributor that may be used to pay or reimburse entities (including
Metropolitan Life Insurance Company and its affiliates) providing distribution and shareholder servicing with respect to the Class B, Class C and Class E shares for such entities' fees or expenses incurred or paid in that regard.

         Each of the Class B Distribution Plan, the Class C Distribution Plan
and the Class E Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to
Class B, Class C and Class E shares regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Class B Distribution Plan, the
Class C Distribution Plan and the Class E Distribution Plan and in connection with their annual consideration of the Class B Distribution Plan's, the Class C
Distribution Plan's and the Class E Distribution Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation:
(a) the printing and mailing of Trust summary prospectuses, prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class B, Class C and
Class E shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class B, Class C and Class E shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of Class B, Class C and Class E shares of the Trust; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Trust investment objectives and policies and other information about the Trust and its Portfolios, including the performance of the
Portfolios; (e) training sales personnel regarding the Class B, Class C and
Class E shares of the Trust; and (f) financing any other activity that the
Distributor determines is primarily intended to result in the sale of Class B,
Class C and Class E shares.

         A description of the Class B Distribution Plan with respect to the
Class B shares and related services and fees thereunder is provided in the
Prospectus for the Class B shares of the Portfolios. A description of the Class
C Distribution Plan with respect to the Class C shares and related services and fees thereunder is provided in the Prospectus for the Class C shares of the
Portfolios. On December 7, 2000, the Board of Trustees of the Trust, including the Independent Trustees unanimously approved the Class B Distribution Plan and the Class C Distribution Plan. A description of the Class E Distribution Plan with respect to the Class E shares and related services and fees thereunder is provided in the Prospectus for the Class E shares of the Portfolios. On April
23, 2001, the Board of Trustees of the Trust, including the Independent
Trustees, unanimously approved the Class E Distribution Plan.

         The Class B Distribution Plan, the Class C Distribution Plan and the
Class E Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributor of the Class B, Class C and Class E shares in connection with the Class B Distribution Plan, the Class C Distribution Plan
and the Class E Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by vote of a majority of the Trust's Board of Trustees, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Class B Distribution Plan, the Class C Distribution
Plan and the Class E Distribution Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Class B Distribution Plan, the Class C Distribution
Plan and the Class E Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class B, Class C or Class E shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class B, Class C or Class E shares of the Portfolio, as applicable, or by vote of a majority of the Independent Trustees. The Class B Distribution Plan, the Class C
Distribution Plan and the Class E Distribution Plan each also provides that it may not be amended to increase materially the amount (up to 0.50% [1.00% with respect to Class C and 0.25% with respect to Class E] of average daily net assets annually) that may be spent for distribution of Class B, Class C and
Class E shares of any Portfolio without the approval of Class B, Class C and
Class E shareholders, as applicable, of that Portfolio.

         The Distributor for each class of shares will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, the Distributor currently offers shares of each Portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. The Distribution Agreements provide that the
Distributor shall accept orders for shares at net asset value without a sales commission or sale load being charged. The Distributor has made no firm commitment to acquire shares of any Portfolio.

         The table below shows the amount paid by each Portfolio to the
Distributor pursuant to the Class B, Class C and Class E Distribution Plans for
the year ended December 31, 2009:*

      -------------------- -----------------------------------------------------
             Portfolio               Total Distribution Fee Paid to Distributor
            ---------               ------------------------------------------
Met/AIM Small Cap Growth                    $470,234

Batterymarch Growth and Income                 0

BlackRock High Yield                         152,663

BlackRock Large Cap Core                     244,650

Clarion Global Real Estate                   828,038

Dreman Small Cap Value                         8,907

Met/Franklin Income                           48,478

Met/Franklin Mutual Shares                   213,947

Goldman Sachs Mid Cap Value                  243,786

Harris Oakmark International               1,488,322

Janus Forty                                  604,542

Lazard Mid Cap                               458,902

Legg Mason ClearBridge Aggressive            332,328
   Growth
Legg Mason Value Equity                      261,484

Loomis Sayles Global Markets                 182,441

Lord Abbett Bond Debenture                 1,616,257

Lord Abbett Growth and Income              2,089,624

Lord Abbett Mid Cap Value                    628,196

MFS(R) Emerging Markets                      553,328

MFS(R) Research International              1,502,491

Oppenheimer Capital Appreciation             749,947

PIMCO Inflation Protected Bond             1,879,151

PIMCO Total Return                         5,394,994

Pioneer Fund                                  31,588

Pioneer Strategic Income                      66,825

RCM Technology                               322,595

Rainier Large Cap Equity                      85,114

T. Rowe Price Mid Cap Growth               1,054,368

Met/Templeton Growth                          30,110

Met/Templeton International Bond               5,039

Third Avenue Small Cap Value               1,179,422

Turner Mid Cap Growth                        150,896

Van Kampen Comstock                          840,470

Morgan Stanley Mid Cap Growth                201,888

MetLife Defensive Strategy                 3,770,815

MetLife Moderate Strategy                  6,003,312

MetLife Balanced Strategy                 14,209,845

MetLife Growth Strategy                   14,806,700

MetLife Aggressive Strategy                1,353,053

American Funds(R) Moderate Allocation      5,338,117

American Funds(R) Balanced Allocation      6,652,044

American Funds(R) Growth Allocation        7,804,341

Met/Franklin Templeton Founding            1,201,756
   Strategy
-------------------------------------------------------------------------------
         -------------------------

         * Other than American Funds(R) Moderate Allocation Portfolio, American
Funds(R) Balanced Allocation Portfolio and American Funds(R) Growth Allocation
Portfolio Moderate Allocation Portfolio, the Portfolios currently do not offer
Class C shares.

         The amounts received by the Distributor have been used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust summary prospectuses, prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B, Class C and Class E shares.

     Code of Ethics

         The Trust, its Adviser, its Distributor, and each of its Subadvisers, have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts, including securities that may be purchased or held by the Portfolios. A copy of each of the Codes of Ethics is on public file with, and is available from, the SEC.

     Custodian

         State Street Bank and Trust Company ("State Street Bank"), located at 2
Avenue de Lafayette, Boston, Massachusetts 02111, serves as the custodian of the
Trust. Under the custody agreement, State Street Bank holds the Portfolios'
securities, provides fund accounting and keeps all necessary records and documents.

     Transfer Agent

         Metropolitan Life Insurance Company, located at 501 Boylston Street,
Boston, Massachusetts 02116 serves as transfer agent for the Trust.

     Legal Matters

     Certain  legal  matters are passed on for the Trust by Sullivan & Worcester
LLP, 1666 K Street, N.W., Washington, D.C. 20006.

     Independent Registered Public Accounting Firm

     ____________,  located at  __________,  serves as the  Trust's  independent registered public accounting firm.

                             REDEMPTION OF SHARES

         The Trust may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period
(1) when the New York Stock Exchange is closed or trading on that Exchange is restricted as determined by the SEC; (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets; or (3) as the SEC may otherwise permit.

         The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                               NET ASSET VALUE

         The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (currently 4:00 p.m.,
Eastern Time), each day that Exchange is open for trading. Currently, the New
York Stock Exchange is closed on: New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. Portfolio securities for which the primary market is a domestic or foreign exchange will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities traded over-the-counter and reported on NASDAQ will report the Nasdaq Official Closing
Price ("NOCP"). The NOCP will be calculated on each business day at 4:00:02 p.m.
Eastern time as follows: (i) if the last traded price of a listed security reported by a Nasdaq member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if the last traded price is higher) or the last ask price (if the last traded price is lower). Portfolio securities which are traded over-the-counter and not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

         In the case of any securities which are not actively traded, reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the
Trustees. Such fair value is expected to be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

         If any securities held by a Portfolio are restricted as to resale, their fair value will be determined following procedures approved by the
Trustees. The fair value of such securities is generally determined as the amount which the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the Subadviser pursuant to authorization of the
Board of Trustees. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.
Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

         Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S.
dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

         The Adviser may, from time to time, under the general supervision of the Board of Trustees or the valuation committee, utilize the services of one or more pricing services available in valuating the assets of the Trust. The
Adviser will continuously monitor the performance of these services.

                                FEDERAL INCOME TAXES

         Each Portfolio, including each Underlying Portfolio, intends to qualify each year as a "regulated investment company" under the Code. By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to its shareholders.

         In order to so qualify, a Portfolio must, among other things, (1)
derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income
(including but not limited to gains from options, futures or forward contracts)
derived with respect to its business of investing in such stocks or securities, and net income derived from an interest in a qualified publicly traded partnership ("Income Requirement"); and (2) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to 5% of the value of the
Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. For this purpose, a qualified publicly traded partnership is any publicly traded partnership other than one whose income is derived almost entirely from income which would be qualified income for a regulated investment company (that is, dividends, interest, payments with respect to securities loans, gains from the disposition of stock or securities, and the like) in any event.

         As a regulated investment company, a Portfolio will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed ("Distribution Requirement"), but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Portfolio intends to satisfy the
Distribution Requirement in each taxable year.

         The Portfolios will not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a regulated investment company whose only shareholders are either tax-exempt pension trusts or segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.

         The Trust intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of the Trust and its Portfolios will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts, tax-exempt pension trusts, and MetLife Investors USA Insurance Company, the initial shareholder of the
Portfolios, and its affiliates. See the prospectus or other material for the
Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.

         Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Trust. These requirements, which are in addition to the diversification requirements applicable to the Trust under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Portfolios or
Underlying Portfolios may invest. Failure to meet the requirements of section
817(h) could result in current taxation of the owner of the Contract on the income of the Contract. For this purpose, an investment in an Underlying
Portfolio is treated not as a single investment but as an investment in each asset owned by the Underlying Portfolio, so long as shares of the Underlying
Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios and Underlying Portfolios are and will be so owned.
Thus, so long as each Portfolio and Underlying Portfolio meets the section
817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The Trust may therefore find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Trust, for example, may be required to alter the investment objectives of a Portfolio or Underlying Portfolio or substitute the shares of one Portfolio or Underlying
Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the SEC, to the extent legally required.

         In certain foreign countries, interest and dividends are subject to a tax which is withheld by the issuer. U.S. income tax treaties with certain countries reduce the rates of these withholding taxes. The Trust intends to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek refund of amounts withheld in excess of the treaty rate.

         Portfolios that invest in foreign securities may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of a
Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long a
Portfolio held its investment. In addition, a Portfolio could be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. To avoid such tax and interest, each
Portfolio's Subadviser intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time;
deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains will be considered ordinary income, which a Portfolio will be required to distribute even though it has not sold the security.

         Income that Clarion Global Real Estate Portfolio derives from a company principally engaged in the real estate industry that is classified for federal tax purposes as a partnership (and not as a corporation, qualified publicly traded partnership or REIT) ("RE Partnership") will be treated under the Code as qualifying income under the income requirement only to the extent that income is attributable to the RE Partnership's income that would be qualifying income if realized directly by the Portfolio in the same manner as realized by the RE
Partnership. The Internal Revenue Service also has issued numerous private letter rulings (which may not be relied on by taxpayers other than the addressees thereof but nevertheless indicate the Service's view of federal tax matters) holding that a regulated investment company that invests in a partnership should be treated as owning a proportionate share of the partnership's assets for purposes of the diversification requirement.

         Clarion Global Real Estate Portfolio may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under
Treasury regulations that have not yet been issued but may apply retroactively, the portion of a REIT's income attributable to its residual interest in a REMIC
(referred to in the Code as an "excess inclusion") will be subject to federal income tax and will be allocated to the REIT's shareholders in proportion to the dividends they receive. These regulations also are expected to provide that excess inclusion income of a regulated investment company, such as the
Portfolio, will be allocated to its shareholders in proportion to the dividends they receive, with the same consequences as if they held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders for a taxable year (1) cannot be offset by net operating losses
(subject to a limited exception for certain thrift institutions), (2) will constitute unrelated business taxable income ("UBTI") to certain tax-exempt entities (including qualified pension plans, IRAs, Code section 401(k) plans,
Keogh plans, and public charities), thereby potentially requiring such an entity that otherwise might not be required to file tax return for that year to file a tax return and pay tax on such income and (3) resulting in tax liability for a segregated asset account of an insurance company to which excess inclusion income is allocated. In addition, if at any time during any taxable year a
"disqualified organization" (including governmental units, certain tax-exempt entities, and certain cooperatives) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to the portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization multiplied by the highest federal income tax rate imposed on corporations. The Portfolio does not intend to invest in REITs that have a substantial portion of their assets in residual interests of REMICs.

         The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts a Portfolio derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

         A Portfolio may invest in certain futures and "nonequity" options
(i.e., certain listed options, such as those on a "broad-based" securities index) -- and certain foreign currency options and forward contracts with respect to which it makes a particular election -- that will be subject to
Section 1256 of the Code ("Section 1256 contracts). Any Section 1256 contracts a
Portfolio holds at the end of each taxable year generally must be
"marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Portfolio must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain) and to increase the net capital gain a Portfolio recognizes, without in either case increasing the cash available to it. A Portfolio may elect not to have the foregoing rules apply to any "mixed straddle" (i.e., a straddle, which it clearly identifies in accordance with the regulations, at least one (but not all) of the positions of which are Section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain and thus increasing the amount of dividends that it must distribute.

         Gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) on the disposition of each
foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a Portfolio accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Portfolio actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains will increase or decrease the amount of a Portfolio's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If the
Portfolio's losses from such foreign currency transactions exceed its other investment company taxable income during a taxable year, a Portfolio would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders.

         Offsetting positions in any actively traded security, option, futures or forward contract entered into or held by a Portfolio may constitute a
"straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a Portfolio's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Portfolio's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale"
rules applicable to straddles. Different elections are available to the
Portfolios, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are Section 1256 contracts).

         When a covered call option written (sold) by a Portfolio expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Portfolio terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Portfolio is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price it received on the exercise plus the premium it received when it wrote the option is more or less than the underlying security's tax basis.

         A Portfolio that acquires zero coupon or other securities issued with original issue discount ("OID") must include in its gross income the OID that accrues on those securities during the taxable year. Similarly, a Portfolio that invests in PIK securities generally must include in its gross income securities it receives as "interest" on those securities. Each Portfolio has elected similar treatment with respect to securities purchased at a discount from their face value ("market discount"). Because a Portfolio annually must distribute substantially all of its investment company taxable income, including any accrued OID, market discount and other non-cash income, to satisfy the
Distribution Requirement, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would have to be made from the
Portfolio's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Portfolio might realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

                  ORGANIZATION AND CAPITALIZATION OF THE TRUST

         The Trust is a Delaware statutory trust organized on July 27, 2000. A copy of the Trust's Agreement and Declaration of Trust, which is governed by
Delaware law, is filed as an exhibit to the Trust's registration statement. The
Trust is the successor to the Security First Trust and Cova Series Trust, the
series of which were converted to Portfolios of the Trust, effective February
12, 2001. Effective May 1, 2002, Met/AIM Mid Cap Equity Portfolio changed its name to Met/AIM Mid Cap Core Equity Portfolio. Effective January 1, 2003, State
Street Research Concentrated International Portfolio changed its name to Harris
Oakmark International Portfolio and MFS Mid Cap Growth Portfolio changed its name to T. Rowe Price Mid Cap Growth Portfolio. Effective May 1, 2004, PIMCO
Innovation Portfolio changed its name to PIMCO PEA Innovation Portfolio.
Effective May 1, 2005, PIMCO PEA Innovation Portfolio changed its name to RCM
Global Technology Portfolio and effective April 30, 2007, RCM Global Technology
Portfolio changed its name to RCM Technology Portfolio. Effective December 19,
2005 Met/AIM Mid Cap Core Equity Portfolio changed its name to Lazard Mid Cap
Portfolio. Effective August 21, 2006, Federated High Yield Portfolio changed its name to BlackRock High Yield Portfolio. Effective October 1, 2006, Lord Abbett
Growth Opportunities Portfolio changed its name to Van Kampen Mid Cap Growth
Portfolio and effective May 1, 2010, Van Kampen Mid Cap Growth Portfolio changed its name to Morgan Stanley Mid Cap Growth Portfolio. Effective October 1, 2006,
Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive
Growth Portfolio, effective April 30, 2007, Legg Mason Aggressive Growth
Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio and effective May 1, 2010, Legg Mason Partners Aggressive Growth Portfolio
changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio.
Effective October 1, 2006, Mercury Large Cap Core Portfolio changed its name to
BlackRock Large Cap Core Portfolio. Effective April 30, 2007, Janus Capital
Appreciation Portfolio changed its name to Janus Forty Portfolio. Effective
April 28, 2008, Neuberger Berman Real Estate Portfolio changed its name to
Clarion Global Real Estate Portfolio. The Trust is also the successor of Managed
Assets Trust, Capital Appreciation Fund and certain portfolios of The Travelers
Series Trust. Such funds were converted to Portfolios of the Trust, effective
May 1, 2006.

         The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share, of one or more series. Currently, the Trustees have established and designated 51 series, 49 of which are currently being offered. Each series of shares represents the beneficial interest in a separate Portfolio of assets of the Trust, which is separately managed and has its own investment objective and policies. The
Trustees of the Trust have authority, without the necessity of a shareholder vote, to establish additional portfolios and series of shares. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Trust. The shares have no preemptive, conversion or subscription rights and are fully transferable.

         The Trust is authorized to issue four classes of shares (Class A, Class
B, Class C and Class E) on behalf of each Portfolio. The Summary Prospectus and
Prospectus for each Portfolio describe the classes of shares currently being offered. Class A shares are offered at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class B, Class C and
Class E shares are offered at net asset value and are subject to distribution fees imposed pursuant to each Class' Distribution Plan adopted pursuant to Rule
12b-1 under the 1940 Act.

         Class A, Class B, Class C and Class E shares are currently offered under the Trust's multi-class distribution system approved by the Trust's Board of Trustees on December 7, 2000, which is designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. Under the Trust's multi-class distribution system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

         The Trust continuously offers its shares to separate accounts of insurance companies in connection with the Contracts. Class A, Class B, Class C and Class E shares currently are sold to insurance company separate accounts in connection with Contracts issued by the following affiliated insurance companies
- Metropolitan Life Insurance Company, MetLife Investors Insurance Company,
First MetLife Investors Insurance Company, MetLife Investors USA Insurance
Company, New England Financial Life Insurance Company, General American Life
Insurance Company and MetLife Insurance Company of Connecticut (collectively,
"MetLife"). As of December 31, 2009, MetLife owned substantially all of the
Trust's outstanding Class A, Class B, Class C and Class E shares and, as a result, may be deemed to be a control person with respect to the Trust.

         As a "series" type of mutual fund, the Trust issues separate series of share of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts ("Contract owners") the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements.
To the Trust's knowledge, as of December 31, 2009, none of the Contracts currently owned entitled any individual to give voting instructions regarding more than 5% of the outstanding shares of any Portfolio.

         The Trust may in the future offer its shares to separate accounts of other insurance companies. The Trust does not currently foresee any disadvantages to Contract owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with each other.
However, it is theoretically possible that, at some time, the interests of various Contract owners participating in the Trust through their separate accounts might conflict. In the case of a material irreconcilable conflict, one or more separate accounts might withdraw their investments in the Trust, which would possibly force the Trust to sell portfolio securities at disadvantageous prices. The Trustees of the Trust intend to monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and will take whatever remedial action may be necessary.

         The assets received from the sale of shares of a Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Portfolio are required to be segregated on the Trust's books of account and are to be charged with the expenses with respect to that Portfolio.
Any general expenses of the Trust not readily attributable to a Portfolio will be allocated by or under the direction of the Trustees in such manner as the
Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the
Portfolio and the other Portfolios.

         Each share has one vote, with fractional shares voting proportionately.
Shareholders of a Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the
Portfolio. The Trust's Agreement and Declaration of Trust does not require the
Trust to hold annual meetings of shareholders. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The
Trustees of the Trust may appoint their successors until fewer than a majority of the Trustees have been elected by shareholders, at which time a meeting of shareholders will be called to elect Trustees. Under the Agreement and
Declaration of Trust, any Trustee may be removed by vote of the Trustees or vote of two-thirds of the outstanding shares of the Trust. Holders of 10% or more of the outstanding shares can require the Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees.
If ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees either will give such shareholders access to the shareholder lists or will inform them of the cost involved if the Trust forwards materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the SEC and thereafter comply with the requirements of the 1940
Act.

                            FINANCIAL STATEMENTS

         The financial statements of the Met/AIM Small Cap Growth, Batterymarch
Growth and Income, BlackRock High Yield, BlackRock Large Cap Core, Clarion
Global Real Estate, Dreman Small Cap Value, Met/Franklin Income, Met/Franklin
Mutual Shares, Goldman Sachs Mid Cap Value, Harris Oakmark International, Janus
Forty, Lazard Mid Cap, Legg Mason Partners Aggressive Growth (now known as Legg
Mason ClearBridge Aggressive Growth Portfolio), Legg Mason Value Equity, Loomis
Sayles Global Markets, Lord Abbett Bond Debenture, Lord Abbett Growth and
Income, Lord Abbett Mid Cap Value, MetLife Aggressive Strategy, MetLife Balanced
Strategy, MetLife Defensive Strategy, MetLife Growth Strategy, MetLife Moderate
Strategy, MFS(R) Emerging Markets Equity, MFS(R) Research International,
Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, PIMCO Total
Return, Pioneer Fund, Pioneer Strategic Income, RCM Technology, Rainier Large
Cap Equity, T. Rowe Price Mid Cap Growth, Met/Templeton Growth, Met/Templeton
International Bond, Third Avenue Small Cap Value, Turner Mid Cap Growth, Van
Kampen Mid Cap Growth (now known as Morgan Stanley Mid Cap Growth), Van Kampen
Comstock, American Funds(R) Balanced Allocation, American Funds(R) Growth
Allocation, American Funds(R) Moderate Allocation and Met/Franklin Templeton
Founding Strategy Portfolios for the year ended December 31, 2009, including notes to the financial statements and financial highlights and the Report of
Independent Registered Public Accounting Firm __________, are included in the
Annual Reports of the Trust, which are incorporated by reference in this
Statement of Additional Information.

                                   APPENDIX A

                          Summary of Investment Strategies

                                                                   APPENDIX A
                                                            MET INVESTOR SERIES TRUST
                                                        SUMMARY OF INVESTMENT STRATEGIES

                                               The information in this Appendix is subject to the
                                             fundamental and non-fundamental investment restrictions
                                                 and policies including operating policies of the
                                                       Portfolios as set forth in this SAI.

               Asset                 Collateral-                                                                         Foreign
              Backed                    ized      Convertible  Credit   Credit    Deposit-             Event             Currency
              Secur-          Brady     Debt        Secur-     Default  Linked       ary      Dollar  Linked              Trans-
               ities   Bonds  Bonds  Obligations     ities      Swaps    Notes   Receipts(1)  Rolls    Bonds   Floaters  actions
              -------  -----  -----  -----------  -----------  -------  -------  -----------  ------  -------  --------  --------
Met/
AIM
Small
Cap
Growth           Y       Y      N         Y            Y          Y        N          Y         Y        N        N         Y
------------  -------  -----  -----  -----------  -----------  -------  -------  -----------  ------  -------  --------  --------
Batterymarch
Growth
and
Income           N       N      N         N            N          N        N          Y         N        N        N         N
------------  -------  -----  -----  -----------  -----------  -------  -------  -----------  ------  -------  --------  --------
BlackRock
High
Yield            Y       Y      Y         Y            Y          Y        Y          Y         Y        Y        Y         Y
------------  -------  -----  -----  -----------  -----------  -------  -------  -----------  ------  -------  --------  --------
BlackRock
Large
Cap
Core             N       Y      N         N            Y          N        N          Y         N        N        N         Y
------------  -------  -----  -----  -----------  -----------  -------  -------  -----------  ------  -------  --------  --------
Clarion
Global
Real
Estate           N       Y      N         N            Y          N        N          Y         N        N        N         Y
------------  -------  -----  -----  -----------  -----------  -------  -------  -----------  ------  -------  --------  --------
Dreman
Small
Cap
Value            N       Y      Y         N            Y          N        N          Y         N        N        N         Y
------------  -------  -----  -----  -----------  -----------  -------  -------  -----------  ------  -------  --------  --------
Met/
Eaton
Vance
Floating
Rate             Y       Y      Y         Y            Y          Y        Y          N         N        N        Y         Y
------------  -------  -----  -----  -----------  -----------  -------  -------  -----------  ------  -------  --------  --------
Met/
Franklin
Income           Y       Y      Y         N            Y          Y        N          Y         Y      Y-5%       Y         N
------------  -------  -----  -----  -----------  -----------  -------  -------  -----------  ------  -------  --------  --------
Met/
Franklin
Mutual
Shares           Y       Y      N         N            Y          Y        Y          Y         N        N        N         Y
------------  -------  -----  -----  -----------  -----------  -------  -------  -----------  ------  -------  --------  --------
Goldman
Sachs
Mid
Cap
Value            Y       Y      N         N            Y          N        N          Y         N        N        N         Y
------------  -------  -----  -----  -----------  -----------  -------  -------  -----------  ------  -------  --------  --------
Harris
Oakmark
Inter-
national         N       Y      N         N            Y          N        N          Y         N        N        N         Y
------------  -------  -----  -----  -----------  -----------  -------  -------  -----------  ------  -------  --------  --------
Janus
Forty            Y       Y      Y         Y            Y          Y        N          Y         N        N        Y         Y
------------  -------  -----  -----  -----------  -----------  -------  -------  -----------  ------  -------  --------  --------
Lazard
Mid
Cap            Y-5%      Y      N         N            Y          N        N          Y         Y        N        N         Y
------------  -------  -----  -----  -----------  -----------  -------  -------  -----------  ------  -------  --------  --------
Legg
Mason
ClearBridge
Aggressive
Growth           N       Y      N         N            Y          N        N          Y         N        N        Y         Y
------------  -------  -----  -----  -----------  -----------  -------  -------  -----------  ------  -------  --------  --------
Legg
Mason
Value
Equity           Y       Y      N         Y            Y          N        N          Y         Y        N        Y         Y
------------  -------  -----  -----  -----------  -----------  -------  -------  -----------  ------  -------  --------  --------
Loomis
Sayles
Global
Markets          Y       Y      Y         Y            Y          Y      Y-5%         Y         Y        N        Y         Y
------------  -------  -----  -----  -----------  -----------  -------  -------  -----------  ------  -------  --------  --------

              Asset                 Collateral-                                                                           Foreign
             Backed                    ized      Convertible   Credit   Credit    Deposit-             Event              Currency
             Secur-          Brady     Debt        Secur-     Default   Linked       ary      Dollar  Linked               Trans-
              ities   Bonds  Bonds  Obligations     ities      Swaps     Notes   Receipts(1)  Rolls    Bonds   Floaters   actions
             -------  -----  -----  -----------  -----------  --------  -------  -----------  ------  -------  ---------  --------
Lord
Abbett
Bond
Debenture       Y       Y      N         N            Y          Y         N          Y         Y        N         Y         Y
-----------  -------  -----  -----  -----------  -----------  --------  -------  -----------  ------  -------  ---------  --------
Lord
Abbett
Growth
and
Income          N       Y      N         N            Y          N         N          Y         N        N         N         Y
-----------  -------  -----  -----  -----------  -----------  --------  -------  -----------  ------  -------  ---------  --------
Lord
Abbett
Mid
Cap
Value           N       Y      N         N            Y          N         N          Y         N        N         N         Y
-----------  -------  -----  -----  -----------  -----------  --------  -------  -----------  ------  -------  ---------  --------
MFS(R)
Emerging
Markets
Equity          N       Y      Y         N            Y          N         N          Y         N        N         N         Y
-----------  -------  -----  -----  -----------  -----------  --------  -------  -----------  ------  -------  ---------  --------
MFS(R)
Research
Inter-
national        N       Y      Y         N            Y          N         N          Y         N        N         N         Y
-----------  -------  -----  -----  -----------  -----------  --------  -------  -----------  ------  -------  ---------  --------
Oppen-
heimer
Capital
Appre-
ciation         N       Y      N         N            Y          N         N          Y         Y        N         N         Y
-----------  -------  -----  -----  -----------  -----------  --------  -------  -----------  ------  -------  ---------  --------
PIMCO
Inflation
Protected
Bond            Y       Y      Y         Y            Y          Y       Y-5%         Y         Y      Y-5%        Y         Y
-----------  -------  -----  -----  -----------  -----------  --------  -------  -----------  ------  -------  ---------  --------
PIMCO
Total
Return          Y       Y      Y         Y            Y          Y       Y-5%         Y         Y      Y-5%        Y         Y
-----------  -------  -----  -----  -----------  -----------  --------  -------  -----------  ------  -------  ---------  --------
Pioneer
Fund            Y       Y      N         N            Y          N         N          Y         N        N         Y         Y
-----------  -------  -----  -----  -----------  -----------  --------  -------  -----------  ------  -------  ---------  --------
Pioneer
Strategic
Income          Y       Y      Y         Y            Y        Y-15%       Y          Y         Y      Y-5%        Y         Y
-----------  -------  -----  -----  -----------  -----------  --------  -------  -----------  ------  -------  ---------  --------
RCM
Technology      N       Y      N         N            Y          N       Y-5%         Y         N        N         N         Y
-----------  -------  -----  -----  -----------  -----------  --------  -------  -----------  ------  -------  ---------  --------
Rainier
Large
Cap
Equity          N       Y      N         N            Y          N         N          Y         N        N         N         N
-----------  -------  -----  -----  -----------  -----------  --------  -------  -----------  ------  -------  ---------  --------
T.
Rowe
Price
Mid
Cap
Growth        Y-10%     Y      N         N            Y          N         N          Y         N        N         N         Y
-----------  -------  -----  -----  -----------  -----------  --------  -------  -----------  ------  -------  ---------  --------
Met/
Templeton
Inter-
national
Bond          Y-10%     Y      Y         Y            Y          Y       Y-10%        Y         Y      Y-5%      Y-15%       Y
-----------  -------  -----  -----  -----------  -----------  --------  -------  -----------  ------  -------  ---------  --------
Met/
Templeton
Growth          N       Y      N         N            Y          N         N          Y         N        N         N         Y
-----------  -------  -----  -----  -----------  -----------  --------  -------  -----------  ------  -------  ---------  --------
Third
Avenue
Small
Cap
Value           Y       Y      N         N            Y          N         N          Y         N        N         N         Y
-----------  -------  -----  -----  -----------  -----------  --------  -------  -----------  ------  -------  ---------  --------
Turner
Mid
Cap
Growth          N       N      N         N            N          N         N        Y-10%       N        N         N         N
-----------  -------  -----  -----  -----------  -----------  --------  -------  -----------  ------  -------  ---------  --------
Van
Kampen
Comstock        N       Y      N         N            Y          N         N          Y         N        N         N         N
-----------  -------  -----  -----  -----------  -----------  --------  -------  -----------  ------  -------  ---------  --------
Van
Kampen
Mid
Cap
Growth          N       Y      N         N            Y          N         N          Y         N        N         N         Y
-----------  -------  -----  -----  -----------  -----------  --------  -------  -----------  ------  -------  ---------  --------

                          Forward
                          Commit-                          Illiquid
                          ments,                            Secur-
                           When                              ities
                          Issued     High                     or                                      Invest-    Loans
                            and     Yield,                   Non-                                       ment      and
                          Delayed    High                  Publicly   Inflation-           Interest    Grade     Other
               Foreign   Delivery    Risk                   Traded     Indexed    Indexed    Rate       Debt    Direct
                Secur-    Secur-    Secur-      Hybrid      Secur-      Secur-    Secur-    Trans-     Secur-   Indebt-
                ities      ities     ities   Investments     ities      ities      ities    actions    ities    edness
               --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
Met/
AIM
Small
Cap
Growth          Y-25%      Y-25%       N         Y-5%        Y-15%        N          Y         N         Y         N
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
Batterymarch
Growth
and
Income          Y-20%      Y-15%       N          N          Y-15%        N          Y         N         N         N
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
BlackRock
High
Yield           Y-10%      Y-15%       Y         Y-5%        Y-15%        Y          Y         Y         Y         Y
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
BlackRock
Large
Cap
Core            Y-10%      Y-15%       N         Y-5%        Y-15%        Y          Y         Y         Y         N
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
Clarion
Global
Real
Estate            Y        Y-15%       N         Y-5%        Y-15%        N          N       Y-5%        Y         N
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
Dreman
Small
Cap
Value           Y-10%      Y-5%        Y          N          Y-15%        N          N         N         Y         N
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
Met/
Eaton
Vance
Floating
Rate              Y          Y         Y          Y          Y-15%        N          N         Y         Y         Y
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
Met/
Franklin
Income          Y-25%        Y         Y          N          Y-10%        Y          N         Y         Y         Y
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
Met/
Franklin
Mutual
Shares          Y-35%        N         Y        Y-15%       Y -15%        Y          N         Y         Y         Y
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
Goldman
Sachs
Mid
Cap
Value           Y-25%        Y       Y-20%       Y-5%        Y-15%        N          N         N       Y-20%       N
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
Harris
Oakmark
Inter-
national          Y          Y         N          N          Y-15%        N          N         N         N         N
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
Janus
Forty           Y-(2)      Y-15%     Y-35%       Y-5%        Y-15%        Y          Y         Y         Y         Y
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
Lazard
Mid
Cap             Y-25%      Y-25%       N         Y-5%        Y-15%        N          N         N         Y         N
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
Legg
Mason
ClearBridge
Aggressive
Growth          Y-25%        N         N          N          Y-15%        N          N         N         Y         N
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
Legg
Mason
Value
Equity          Y-25%      Y-15%     Y-10%       Y-5%        Y-15%        N          N         N         Y         N
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
Loomis
Sayles
Global
Markets           Y          Y         Y         Y-5%        Y-15%        Y          N         Y         Y         Y
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
Lord
Abbett
Bond
Debenture      Y-20%(3)    Y-15%       Y          N          Y-15%        N          N         Y         Y         Y
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
Lord
Abbett
Growth
and
Income         Y-20%(3)    Y-15%       N          N          Y-15%        N          N         N         Y         N
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
Lord
Abbett
Mid
Cap
Value          Y-10%(3)    Y-15%       N          N          Y-15%        N          N         N         Y         N
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
MFS(R)
Emerging
Markets
Equity            Y        Y-15%     Y-10%        N          Y-15%        N          Y         N         Y         N
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
MFS(R)
Research
Inter-
national        Y-(4)      Y-15%     Y-10%        N          Y-15%        N          Y         N         Y         N
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------
Oppenheimer
Capital
Appreciation    Y-35%      Y-15%       N          N          Y-15%        N          N         Y         Y         Y
-------------  --------  ---------  -------  ------------  ---------  ----------  -------  ---------  --------  -------

                         Forward
                         Commit-                           Illiquid
                         ments,                             Secur-
                          When                               ities
                         Issued      High                     or                                      Invest-   Loans
                           and      Yield,                   Non-                                      ment      and
                         Delayed     High                  Publicly   Inflation-            Interest   Grade    Other
              Foreign   Delivery     Risk                   Traded     Indexed    Indexed     Rate     Debt     Direct
               Secur-    Secur-     Secur-      Hybrid      Secur-      Secur-     Secur-    Trans-   Secur-   Indebt-
               ities      ities     ities    Investments     ities      ities      ities    actions    ities    edness
              --------  ---------  --------  ------------  ---------  ----------  --------  --------  -------  --------
PIMCO
Inflation
Protected
Bond           Y-30%        Y       Y-10%        Y-5%        Y-15%        Y          Y         Y         Y        Y
------------  --------  ---------  --------  ------------  ---------  ----------  --------  --------  -------  --------
PIMCO
Total
Return         Y-30%        Y       Y-10%        Y-5%        Y-15%        Y          Y         Y         Y        Y
------------  --------  ---------  --------  ------------  ---------  ----------  --------  --------  -------  --------
Pioneer
Fund          Y-20%(5)      Y        Y-5%        Y-5%        Y-15%        Y          Y         N         Y        Y
------------  --------  ---------  --------  ------------  ---------  ----------  --------  --------  -------  --------
Pioneer
Strategic
Income         Y-85%        Y      Y-70%(8)     Y-10%        Y-15%        Y          Y         Y         Y      Y-10%
------------  --------  ---------  --------  ------------  ---------  ----------  --------  --------  -------  --------
RCM
Technology     Y-50%      Y-15%       N          Y-5%        Y-15%        N          N         N         Y        N
------------  --------  ---------  --------  ------------  ---------  ----------  --------  --------  -------  --------
Rainier
Large
Cap
Equity        Y-25%(6)      Y         N           N            N          N          N         N         N        N
------------  --------  ---------  --------  ------------  ---------  ----------  --------  --------  -------  --------
T.
Rowe
Price
Mid
Cap
Growth         Y-25%      Y-10%     Y-10%       Y-10%        Y-15%        N          N         N         Y       Y-5%
------------  --------  ---------  --------  ------------  ---------  ----------  --------  --------  -------  --------
Met/
Templeton
Inter-
national
Bond             Y        Y-15%     Y-25%        Y-5%        Y-15%        Y        Y-10%       Y         Y      Y-10%
------------  --------  ---------  --------  ------------  ---------  ----------  --------  --------  -------  --------
Met/
Templeton
Growth           Y          N         N           N          Y-15%        Y          N         N         Y        Y
------------  --------  ---------  --------  ------------  ---------  ----------  --------  --------  -------  --------
Third
Avenue
Small
Cap
Value         Y-35%(7)    Y-15%      Y-5%        Y-5%        Y-15%        N          N         N         Y        Y
------------  --------  ---------  --------  ------------  ---------  ----------  --------  --------  -------  --------
Turner
Mid
Cap
Growth         Y-10%        Y         N           N          Y-15%        N          N         N         N        N
------------  --------  ---------  --------  ------------  ---------  ----------  --------  --------  -------  --------
Van
Kampen
Comstock       Y-25%        Y         N           N          Y-15%        N          Y         N         Y        N
------------  --------  ---------  --------  ------------  ---------  ----------  --------  --------  -------  --------
Van
Kampen
Mid
Cap
Growth         Y-25%      Y-15%       N           N          Y-15%        N          N         N         N        N
------------  --------  ---------  --------  ------------  ---------  ----------  --------  --------  -------  --------

                                  Mortgage  Municipal  Options
               Money   Mortgage-   Dollar     Fixed      and
               Market   Backed      Roll     Income    Futures     Other                     Real                    Reverse
               Secur-   Secur-     Trans-    Secur-     Trans-   Investment  Preferred      Estate     Repurchase   Repurchase
               ities     ities    actions     ities    actions   Companies     Stocks    Investments   Agreements   Agreements
               ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Met/
AIM
Small
Cap
Growth           Y         Y         Y          N      Y-5% (9)      Y           Y          Y-15%           Y           Y
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Batterymarch
Growth
and
Income           Y         N         N          N        Y-5%        Y           Y           Y-5%           Y           N
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
BlackRock
High
Yield            Y         Y         Y          Y         Y          Y           Y            Y             Y           Y
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
BlackRock
Large
Cap
Core             Y         N         N          N         Y          Y           Y            Y             Y           Y
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Clarion
Global
Real
Estate           Y         N         N          N        Y-5%        Y           Y            Y             Y           N
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Dreman
Small
Cap
Value            Y         N         N          N       Y-10%        Y           Y          Y-15%           Y           Y
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Met/
Eaton
Vance
Floating
Rate             Y         N         N          N         Y          N           Y            Y             Y           N
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Met/
Franklin
Income           Y         Y         Y          Y        Y-5%        Y           Y          Y-10%           Y           N
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Met/
Franklin
Mutual
Shares           Y         Y         N          N        Y-5%        Y           Y          Y-15%           Y           N
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Goldman
Sachs
Mid
Cap
Value            Y         Y         N          N         Y          Y           Y            Y           Y-15%         N
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Harris
Oakmark
Inter-
national         Y         N         N          N        Y-5%        Y           Y            N             Y           N
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Janus
Forty            Y         Y         N          N       Y-10%        Y           Y           Y-5%           Y           Y
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Lazard
Mid
Cap              Y         N         N          N        Y-5%        Y           Y          Y-15%           Y           Y
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Legg
Mason
ClearBridge
Aggressive
Growth           Y         N         N          N        Y-5%        Y           N            N             Y           N
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Legg
Mason
Value
Equity           Y         Y         Y          N        Y-5%        Y           Y          Y-15%           Y           Y
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Loomis
Sayles
Global
Markets          Y         Y         Y          Y         Y          Y           Y          Y-15%           Y           Y
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Lord
Abbett
Bond
Debenture        Y         Y         Y          N        Y-5%        Y           Y           Y-5%           Y           Y
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Lord
Abbett
Growth
and
Income           Y         N         N          N        Y-5%        Y           Y           Y-5%           Y           Y
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Lord
Abbett
Mid
Cap
Value            Y         N         N          N        Y-5%        Y           Y           Y-5%           Y           Y
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
MFS(R)
Emerging
Markets
Equity           Y         Y         N          N        Y-5%        Y           Y           Y-5%           Y           N
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
MFS(R)
Research
Inter-
national         Y         Y         N          N        Y-5%        Y           Y           Y-5%           Y           N
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Oppenheimer
Capital
Appreciation     Y         N         Y          N        Y-5%        Y           Y          Y-15%           Y           Y
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
PIMCO
Inflation
Protected
Bond             Y         Y         Y          Y         Y          Y         Y-10%          Y             Y           Y
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------

                                  Mortgage   Municipal  Options
               Money   Mortgage-   Dollar      Fixed      and
               Market    Backed     Roll      Income    Futures     Other                     Real                    Reverse
               Secur-    Secur-    Trans-     Secur-     Trans-   Investment  Preferred      Estate     Repurchase  Repurchase
               ities     ities     actions     ities    actions   Companies     Stocks    Investments   Agreements  Agreements
               ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
PIMCO
Total
Return           Y         Y         Y          Y         Y          Y         Y-10%          Y             Y           Y
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Pioneer
Fund             Y         Y         N          Y       Y(10)        Y           Y          Y-20%           Y           N
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Pioneer
Strategic
Income           Y         Y         Y          Y       Y(10)        Y           Y            Y             Y           Y
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
RCM
Technology       Y         N         N          N         Y          Y           Y           Y-5%           Y           Y
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Rainier
Large
Cap
Equity           Y         N         N          N        Y-5%        N           Y           Y-5%           Y           N
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
T.
Rowe
Price
Mid
Cap
Growth           Y       Y-10%       N          N        Y-5%        Y           Y          Y-10%           Y           N
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Met/
Templeton
Inter-
national
Bond             Y         Y         Y-10%        Y     Y-10%        Y           Y           Y-5%         Y           Y-10%
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Met/
Templeton
Growth           Y         N         N          N        Y-5%        N           Y           Y-5%           Y           N
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Third
Avenue
Small
Cap
Value            Y         Y         N          N        Y-5%        Y           Y          Y-15%           Y           Y
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Turner
Mid
Cap
Growth           Y         N         N          N        Y-5%        Y           Y            Y             Y           N
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Van
Kampen
Comstock         Y         N         N          N        Y-5%        Y         Y-10%        Y-10%           Y           N
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------
Van
Kampen
Mid
Cap
Growth           Y         N           N        N        Y-5%        Y         Y-10%        Y-10%           Y           Y
-------------  ------  ---------  --------  ---------  --------  ----------  ----------  ------------  -----------  ----------

                                                                               Zero
                                                                             Coupon,
                                                                             Deferred
                                                                    U.S.     Interest
                Rights     Secur-    Short                       Government    and
                  and       ities    Sales   Structured            Secur-      PIK
               Warrants   Loans(12)   (13)     Notes     Swaps     ities      Bonds
               ---------  ---------  ------  ----------  ------  ----------  --------
Met/
AIM
Small
Cap
Growth             Y          Y        Y         N         Y         Y          N
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Batterymarch
Growth
and
Income             Y          Y        N         N         N         Y          N
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
BlackRock
High
Yield              Y          Y        Y         Y         Y         Y          Y
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
BlackRock
Large
Cap
Core               Y          Y        N         N         Y         Y          N
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Clarion
Global
Real
Estate             Y          Y        N         N        Y-5%       Y          N
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Dreman
Small
Cap
Value            Y-5%         Y        N         N         N         Y          N
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Met/
Eaton
Vance
Floating
Rate               Y          Y        N         Y         Y         Y          N
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Met/
Franklin
Income             Y          Y        N         Y         Y         Y          Y
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Met/
Franklin
Mutual
Shares             Y          Y        Y         N         Y         Y          Y
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Goldman
Sachs
Mid
Cap
Value              Y          Y        Y         Y         N         Y          Y
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Harris
Oakmark
Inter-
national           Y          Y        N         N         N         Y          N
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Janus
Forty              Y          Y        Y         Y         Y         Y          Y
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Lazard
Mid
Cap                Y          Y        N         N         N         Y          N
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Legg
Mason
ClearBridge
Aggressive
Growth           Y(11)        Y        N         N         N         Y          N
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Legg
Mason
Value
Equity             Y          Y        Y         Y         N         Y          Y
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Loomis
Sayles
Global
Markets            Y          Y        Y         Y         Y         Y          Y
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Lord
Abbett
Bond
Debenture        Y(11)        Y        N         Y         Y         Y          Y
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Lord
Abbett
Growth
and
Income           Y(11)        Y        N         N         Y         Y          N
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Lord
Abbett
Mid
Cap
Value            Y(11)        Y        N         N         Y         Y          N
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
MFS(R)
Emerging
Markets
Equity             Y          Y        Y         Y         Y         Y          Y
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
MFS(R)
Research
Inter-
national           Y          Y        Y         Y         Y         Y          Y
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Oppenheimer
Capital
Appreciation       Y          Y        N         N         N         Y          Y
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
PIMCO
Inflation
Protected
Bond             Y-5%         Y        Y         Y         Y         Y          Y
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
PIMCO
Total
Return           Y-5%         Y        Y         Y         Y         Y          Y
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Pioneer
Fund               Y          Y        N         N         Y         Y          Y
-------------  ---------  ---------  ------  ----------  ------  ----------  --------

                                                                              Zero
                                                                            Coupon,
                                                                            Deferred
                                                                   U.S.     Interest
                Rights     Secur-    Short                      Government    and
                  and       ities    Sales   Structured           Secur-      PIK
               Warrants   Loans(12)   (13)     Notes     Swaps    ities      Bonds
               ---------  ---------  ------  ----------  -----  ----------  --------
Pioneer
Strategic
Income             Y          Y        Y         Y         Y         Y          Y
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
RCM
Technology         Y          Y        Y         N         Y         Y          N
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Rainier
Large
Cap
Equity             N          Y        N         N         N         Y          N
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
T.
Rowe
Price
Mid
Cap
Growth             Y          Y        N         Y         N         Y          Y
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Met/
Templeton
Inter-
national
Bond               Y          Y       Y-5%       Y         Y         Y          Y
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Met/
Templeton
Growth             Y          Y        N         Y         Y         Y          N
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Third
Avenue
Small
Cap
Value              Y          Y        N         N         N         Y          Y
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Turner
Mid
Cap
Growth             Y          Y        N         N         N         Y          N
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Van
Kampen
Comstock         Y(11)        Y        N         N         N         Y          N
-------------  ---------  ---------  ------  ----------  ------  ----------  --------
Van
Kampen
Mid
Cap
Growth             Y          Y        N         N         N         Y          N
-------------  ---------  ---------  ------  ----------  ------  ----------  --------

     (1)  Considered to be foreign securities except that the Batterymarch
          Growth and Income, BlackRock High Yield, Goldman Sachs Mid Cap Value,
          Legg Mason ClearBridge Aggressive Growth, Legg Mason Value Equity,
          Lord Abbett Bond Debenture, Lord Abbett Growth and Income, Lord
          Abbett MidCap Value, RCM Technology and Turner Mid Cap Growth
          Portfolios do not consider American Depositary Receipts listed on a
          U. S. exchange to be foreign securities.
     (2)  The Adviser currently typically invests between 25% to 35% of the
          Portfolio's assets in foreign securities. The Adviser does not consider securities of companies domiciled outside of the U.S. but which conduct a majority of their business in the U.S. and whose securities are traded on a U.S. exchange to be "foreign securities."
     (3)  The Adviser does not consider securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be "foreign securities."
     (4)  25% limit in emerging markets.
     (5)  5% limit in emerging markets.
     (6)  The Adviser intends to limit investments in foreign securities to
          U.S. dollar denominated securities of foreign issuers or American
          Depositary Receipts.
     (7)  The Adviser intends to limit its investments in foreign securities to companies issuing U.S. dollar denominated American
          Depositary Receipts which, in the judgment of its Adviser, otherwise provide financial information which provides the Adviser with substantially similar financial information as SEC disclosure requirements.
     (8)  Not more than 20% of its assets will be invested in debt securities related below CCC by S&P or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent quality by the Adviser.
     (9)  Met/AIM Small Cap Growth Portfolio will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the
          Portfolio's total assets.
     (10) Although there is no specific limitation on derivatives, the
          Portfolio does not use derivatives as a primary investment technique and generally limits their use to hedging.
     (11) The Portfolio will not invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the
          Portfolio's net assets or if, as a result, more than 2% of the
          Portfolio's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange.
     (12) Limited to 33 1/3% of the value of the Portfolio's total assets.

     (13) The Janus Forty (up to 8% of its total assets), PIMCO Inflation
          Protected Bond, PIMCO Total Return and RCM Technology Portfolios may
          make short sales of securities that they do not own.

                                   APPENDIX B

                                Securities Ratings

Standard & Poor's Bond Ratings

         A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories.
Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "C" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings

         Bonds which are rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as
"gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated
"Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class. Bonds which are rated
"B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca"
represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated "C"
are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch ratings are as follows:

o        AAA - The highest rating assigned. This rating is assigned to the
         "best" credit risk relative to other issues or issuers.

o        AA - A very strong credit risk relative to other issues or issuers. The credit risk inherent in these financial commitments differs only slightly from the highest rated issuers or issues.

o        A - A strong credit risk relative to other issues or issuers. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

o        BBB - An adequate credit risk relative to other issues or issuers.
         However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment of these financial commitments than for financial commitments denoted by a higher rated category.

o        BB - A fairly weak credit risk relative to other issues or issuers.
         Payment of these financial commitments is uncertain to some degree and capacity for timely repayments remains more vulnerable to adverse economic change over time.

o        B - Denotes a significantly weak credit risk relative to other issues or issuers. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.

o        CCC, CC, C - These categories denote an extremely weak credit risk relative to other issues or issuers. Capacity for meeting financial commitments is solely reliant upon sustained, variable business or economic developments.

o        DDD,DD,D - These categories are assigned to entities or financial commitments which are currently in default.

PLUS (+) or MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Standard & Poor's Commercial Paper Ratings

         "A" is the highest commercial paper rating category utilized by
Standard & Poor's, which uses the numbers "1+", "1", "2" and "3" to denote relative strength within its "A" classification. Commercial paper issuers rated
"A" by Standard & Poor's have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated
"B" are regarded as having only an adequate capacity for timely payment.
However, such capacity may be damaged by changing conditions or short-term adversities. The rating "C" is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated "D" is either in default or is expected to be in default upon maturity.

Moody's Commercial Paper Ratings

         "Prime-1" is the highest commercial paper rating assigned by Moody's, which uses the numbers "1", "2" and "3" to denote relative strength within its highest classification of Prime. Commercial paper issuers rated Prime by Moody's have the following characteristics. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer terms, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Fitch Ratings

         Commercial Paper Ratings. Fitch employs the rating F1+ to indicate issues regarded as having the strongest degree of assurance for timely payment.
The rating F1 reflects an assurance of timely payment only slightly less in degree than issues rated F1+, while the rating F2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F1+ and F1 categories.

Duff & Phelps Inc.  Commercial  Paper  Ratings.  Duff & Phelps Inc.  employs the designation of Duff 1 with respect to top grade  commercial paper and bank money instruments.  Duff  1+  indicates  the  highest  certainty  of  timely  payment:
short-term liquidity is clearly outstanding,  and safety is just below risk-free
U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment.  Duff 2 indicates good certainty of timely payment:  liquidity  factors and company fundamentals are sound.

Thomson BankWatch, Inc. ("BankWatch") Commercial Paper Ratings. BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates.
BankWatch will assign a short-term rating ("TBW-1", "TBW-2", "TBW-3", or
"TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch.
Additionally, BankWatch will assign an issuer rating ("A", "A/B", "B", "B/C",
"C", "C/D", "D", "D/E", and "E") to each issuer that it rates.

         Various of the NRSROs utilize rankings within rating categories indicated by a + or -. The Portfolios, in accordance with industry practice, recognize such rankings within categories as graduations, viewing for example
Standard & Poor's rating of A-1+ and A-1 as being in Standard & Poor's highest rating category.

                                   APPENDIX C

                                 Proxy Voting Policies

Invesco Aim Proxy Voting Guidelines
(Effective as of March 31, 2008)

The following Invesco Aim Proxy Voting Guidelines are applicable to all funds and other accounts managed by Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc and Invesco Aim Private Asset Management, Inc.
(collectively, "Invesco Aim").(1)

Introduction

Our Belief
The AIM Funds Boards of Trustees and Invesco Aim's investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco Aim may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders.
Invesco Aim believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.

In determining how to vote proxy issues, Invesco Aim considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders' and other account holders' interests. Our voting decisions are intended to enhance each company's total shareholder value over
Invesco Aim's typical investment horizon.

Proxy voting is an integral part of Invesco Aim's investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco Aim's proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco Aim exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients' economic interests, or to favor a particular client or business relationship to the detriment of others.

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Proxy administration

The Invesco Aim Proxy Committee (the "Proxy Committee") consists of members representing Invesco Aim's Investments, Legal and Compliance departments.
Invesco Aim's Proxy Voting Guidelines (the "Guidelines") are revised annually by the Proxy Committee, and are approved by the AIM Funds Boards of Trustees. The
Proxy Committee implements the Guidelines and oversees proxy voting.

The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts,
Invesco Aim uses information gathered from our own research, company managements, Invesco Aim's portfolio managers and outside shareholder groups to reach our voting decisions.

Generally speaking, Invesco Aim's investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams'
ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco Aim gives proper consideration to the recommendations of a company's Board of Directors.

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Important principles underlying the Invesco Aim Proxy Voting Guidelines

I.       Accountability
Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders.
Invesco Aim endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board's accountability to its shareholders.
Consequently, Invesco Aim votes against any actions that would impair the rights of shareholders or would reduce shareholders' influence over the board or over management.

The following are specific voting issues that illustrate how Invesco Aim applies this principle of accountability.

o        Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco Aim votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards' key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating
         Committees. Invesco Aim's standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

         Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco Aim's investment thesis on a company.

o        Director performance. Invesco Aim withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious
         corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan ("poison pills") without shareholder approval, or other areas of poor performance, Invesco Aim may withhold votes from some or all of a company's directors. In situations where directors'
         performance is a concern, Invesco Aim may also support shareholder proposals to take corrective actions such as so-called "clawback"
         provisions.

o        Auditors and Audit Committee members. Invesco Aim believes a company's
         Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company's internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company's Audit Committee, or when ratifying a company's auditors, Invesco Aim considers the past performance of the Committee and holds its members accountable for the quality of the company's financial statements and reports.

o        Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco Aim supports the nascent effort to reform the
         U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.

o        Classified boards. Invesco Aim supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board's level of accountability to its shareholders.

o        Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco Aim votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.

o        Responsiveness. Invesco Aim withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

o        Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company's board.
         Invesco Aim supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

o        Shareholder access. On business matters with potential financial consequences, Invesco Aim votes in favor of proposals that would increase shareholders' opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.

II.      Incentives

Invesco Aim believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth.
Invesco Aim supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account's investment.

Following are specific voting issues that illustrate how Invesco Aim evaluates incentive plans.

o    Executive  compensation.  Invesco  Aim  evaluates  compensation  plans  for executives  within  the  context  of the  company's  performance  under the
     executives'   tenure.   Invesco  Aim  believes   independent   compensation
     committees are best positioned to craft  executive-compensation  plans that are suitable for their company-specific circumstances. We view the election of those  independent  compensation  committee  members as the  appropriate mechanism for  shareholders  to express their  approval or disapproval of a company's compensation practices. Therefore, Invesco Aim generally does not support  shareholder  proposals  to limit  or  eliminate  certain  forms of executive  compensation.  In the  interest of  reinforcing  the notion of a
     compensation  committee's  accountability  to  shareholders,   Invesco  Aim
     supports   proposals   requesting   that  companies   subject  each  year's
     compensation  record to an advisory  shareholder vote, or so-called "say on pay" proposals.

o    Equity-based   compensation   plans.  When  voting  to  approve  or  reject
     equity-based  compensation plans,  Invesco Aim compares the total estimated cost of the plans,  including stock options and restricted stock, against a carefully  selected peer group and uses multiple  performance  metrics that help us determine  whether the  incentive  structures in place are creating genuine shareholder wealth.  Regardless of a plan's estimated cost relative to its peer group,  Invesco Aim votes against plans that contain structural features that would impair the alignment of incentives between shareholders and  management.  Such  features  include  the ability to reprice or reload options without  shareholder  approval,  the ability to issue options below the stock's current market price, or the ability to automatically replenish shares without shareholder approval.

o    Employee stock-purchase plans. Invesco Aim supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

o    Severance agreements. Invesco Aim generally votes in favor of proposals requiring advisory shareholder ratification of executives' severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

III.     Capitalization

Examples of management proposals related to a company's capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco Aim analyzes the company's stated reasons for the request. Except where the request could adversely affect the fund's ownership stake or voting rights, AIM generally supports a board's decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco Aim's investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV.      Mergers, Acquisitions and Other Corporate Actions

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco Aim analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.

V.       Anti-Takeover Measures

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco Aim votes to reduce or eliminate such measures. These measures include adopting or renewing "poison pills", requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights.
Invesco Aim generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco Aim supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI.      Shareholder Proposals on Corporate Governance

Invesco Aim generally votes for shareholder proposals that are designed to protect shareholder rights if a company's corporate-governance standards indicate that such additional protections are warranted.

VII. Shareholder Proposals on Social Responsibility

The potential costs and economic benefits of shareholder proposals seeking to amend a company's practices for social reasons are difficult to assess.
Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco Aim's typical investment horizon.
Therefore, Invesco Aim abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.

VIII.    Routine Business Matters

Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board's discretion on these items. However, Invesco Aim votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco Aim votes against proposals to conduct other unidentified business at shareholder meetings.

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Summary

These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco Aim's decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company's stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco Aim may vote the shares held on a fund-by-fund or account-by-account basis.

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Exceptions

In certain circumstances, Invesco Aim may refrain from voting where the economic cost of voting a company's proxy exceeds any anticipated benefits of that proxy proposal.

Share-lending programs

One reason that some portion of Invesco Aim's position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower's name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company's proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco Aim determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund's full position.

"Share-blocking"

Another example of a situation where Invesco Aim may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as "share-blocking." Invesco
Aim generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund's or other account's temporary inability to sell the security.

International constraints

An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco
Aim makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.

Exceptions to these Guidelines

Invesco Aim retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy
Committee deems not to be in the best interest of the funds' shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds' shareholders and other account holders, and will promptly inform the funds' Boards of
Trustees of such vote and the circumstances surrounding it.

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Resolving potential conflicts of interest

A potential conflict of interest arises when Invesco Aim votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco Aim's products, or issuers that employ Invesco Aim to manage portions of their retirement plans or treasury accounts. Invesco Aim reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco Aim.

Invesco Aim takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the
Proxy Committee members actually knew or should have known of the potential conflict.

If a material potential conflict is deemed to exist, Invesco Aim may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines,
Invesco Aim may vote the proxy in accordance with the predetermined Guidelines;
(2) Invesco Aim may engage an independent third party to determine how the proxy should be voted; or (3) Invesco Aim may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco Aim's marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.

On a quarterly basis, the AIM Funds Boards of Trustees review a report from
Invesco Aim's Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco Aim maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco Aim's voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.

Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.

Funds of funds. Some AIM Funds offering diversified asset allocation within one investment vehicle own shares in other AIM Funds. A potential conflict of interest could arise if an underlying AIM Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco Aim's asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

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Policies and Vote Disclosure

A copy of these Guidelines and the voting record of each AIM Fund are available on our web site, www.invescoaim.com. In accordance with Securities and Exchange
Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August
31st of each year.

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Footnotes

(1)AIM Funds not managed by Invesco Aim Advisors, Inc., are governed by the proxy voting policies of their respective sub-advisors. Proxy Voting Guidelines applicable to AIM China Fund, AIM Floating Rate Fund, AIM Global Real Estate
Fund, AIM International Core Equity Fund, AIM International Total Return Fund,
AIM Japan Fund, AIM LIBOR Alpha Fund, AIM Real Estate Fund, AIM S&P 500 Index
Fund, AIM Select Real Estate Income Fund, AIM Structured Core Fund, AIM
Structured Growth Fund, AIM Structured Value Fund, AIM Trimark Endeavor Fund,
AIM Trimark Fund, AIM Trimark Small Companies Fund, Series C and Series M are
available at our website, http://www.invescoaim.com.

                      Proxy Voting Policies and Procedures
                           For BlackRock Advisors, LLC
              And Its Affiliated SEC Registered Investment Advisers

                                    Effective
                                   June, 2008

                      Proxy Voting Policies and Procedures

These Proxy Voting Policies and Procedures (the "Policy") for BlackRock
Advisors, LLC and its affiliated U.S. registered investment advisers(1)
("BlackRock") reflect our duty as a fiduciary under the Investment Advisers Act of 1940 (the "Advisers Act") to vote proxies in the best interests of our clients. BlackRock serves as the investment manager for investment companies, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belongs to BlackRock's clients. Certain clients of BlackRock have retained the right to vote such proxies in general or in specific circumstances.(2) Other clients, however, have delegated to BlackRock the right to vote proxies for securities held in their accounts as part of BlackRock's authority to manage, acquire and dispose of account assets. When BlackRock votes proxies for a client that has delegated to BlackRock proxy voting authority,
BlackRock acts as the client's agent. Under the Advisers Act, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client's behalf, including proxy voting. BlackRock is therefore subject to a fiduciary duty to vote proxies in a manner BlackRock believes is consistent with the client's best interests,(3) whether or not the client's proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1974
("ERISA").(4) When voting proxies for client accounts (including investment companies), BlackRock's primary objective is to make voting decisions solely in the best interests of clients and ERISA clients' plan beneficiaries and participants. In fulfilling its obligations to clients, BlackRock will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.(5) It is imperative that
BlackRock considers the interests of its clients, and not the interests of
BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock's interest and those of BlackRock's clients are properly addressed and resolved.

Advisers Act Rule 206(4)-6 was adopted by the SEC in 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients' proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those

--------------------

1 The Policy does not apply to BlackRock Asset Management U.K. Limited and
BlackRock Investment Managers International Limited, which are U.S. registered investment advisers based in the United Kingdom.
2 In certain situations, a client may direct BlackRock to vote in accordance with the client's proxy voting policies. In these situations, BlackRock will seek to comply with such policies to the extent it would not be inconsistent with other BlackRock legal responsibilities.
3 Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President,
Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers
Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3, 2003). 4 DOL
Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R.
2509.94-2
5 Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While BlackRock is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a BlackRock client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through BlackRock as investment adviser, BlackRock encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than BlackRock.

    policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

    In light of such fiduciary duties, the requirements of Rule 206(4)-6, and given the complexity of the issues that may be raised in connection with proxy votes, BlackRock has adopted these policies and procedures.
    BlackRock's Equity Investment Policy Oversight Committee, or a sub-committee thereof (the "Committee"), addresses proxy voting issues on behalf of
    BlackRock and its clients.(6) The Committee is comprised of senior members of BlackRock's Portfolio Management Group and advised by BlackRock's Legal and Compliance Department.

I. SCOPE OF COMMITTEE RESPONSIBILITIES

    The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee shall also oversee the overall administration of proxy voting for BlackRock accounts.(7)

    The Committee shall establish BlackRock's proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties. As it is anticipated that there will not necessarily be a "right"
    way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines. The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues.
    BlackRock believes that certain proxy voting issues - such as approval of mergers and other significant corporate transactions - require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common BlackRock position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).(8)

---------------------------

    6 Subject to the Proxy Voting Policies of Merrill Lynch Bank & Trust Company
    FSB, the Committee may also function jointly as the Proxy Voting Committee for Merrill Lynch Bank & Trust Company FSB trust accounts managed by personnel dually-employed by BlackRock.
    7 The Committee may delegate day-to-day administrative responsibilities to other BlackRock personnel and/or outside service providers, as appropriate.
    8 The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account's proxies be voted differently due to such account's investment objective or other factors that differentiate it from other accounts.
In addition, on proxy votes that are akin to investment decisions, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for BlackRock's clients, on how best to maximize economic value in respect of a particular investment.

The Committee will also be responsible for ensuring the maintenance of records of each proxy vote, as required by Advisers Act Rule 204-2.9 All records will be maintained in accordance with applicable law. Except as may be required by applicable legal requirements, or as otherwise set forth herein, the Committee's determinations and records shall be treated as proprietary, nonpublic and confidential.

The Committee shall be assisted by other BlackRock personnel, as may be appropriate. In particular, the Committee has delegated to the BlackRock
Operations Department responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Operations
Department shall ensure that proxy voting issues are promptly brought to the
Committee's attention and that the Committee's proxy voting decisions are appropriately disseminated and implemented.

To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services. BlackRock has currently retained Risk Metrics
Group, Inc. in that role. Risk Metrics Group, Inc. is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to
BlackRock may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.

II. SPECIAL CIRCUMSTANCES

A.           Routine Consents

BlackRock may be asked from time to time to consent to an amendment to, or grant a waiver under, a loan agreement, partnership agreement, indenture or other governing document of a specific financial instrument held by BlackRock clients.
BlackRock will generally treat such requests for consents not as "proxies"
subject to these Proxy Voting Policies and Procedures but as investment matters to be dealt with by the responsible BlackRock investment professionals, provided that such consents (i) do not relate to the election of a board of directors or appointment of auditors of a public company, and (ii) either (A) would not otherwise materially affect the structure, management or control of a public company, or (B) relate to a company in which BlackRock clients hold only interests in bank loans or debt securities and are consistent with customary standards and practices for such instruments.

B.       Securities on Loan

Registered investment companies that are advised by BlackRock as well as certain of our advisory clients may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender (unless the loan is recalled). BlackRock believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program, through its lending agent, that balances any tension between loaning and voting securities in a matter that satisfies such client. If client has decided to participate in a securities lending program, BlackRock will therefore defer to the client's determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. Where a client retains a lending agent that is unaffiliated with BlackRock, BlackRock will generally not seek to vote proxies relating to securities on loan because BlackRock does not have a contractual right to recall such loaned securities for the purpose of voting proxies. Where BlackRock or an affiliate acts as the lending agent,
BlackRock will also generally not seek to recall loaned securities for proxy voting purposes, unless the portfolio manager responsible for the account or the
Committee determines that voting the proxy is in the client's best interest and requests that the security be recalled.

C.       Voting Proxies for Non-US Companies

While the proxy voting process is well established in the United States, voting proxies of non-US companies frequently involves logistical issues which can affect BlackRock's ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner's ability to exercise votes; (iii) requirements to vote proxies in person; (iv)
"shareblocking" (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.

As a consequence, BlackRock votes proxies of non-US companies only on a
"best-efforts" basis. In addition, the Committee may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the Committee determines that the costs
(including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote generally are expected to outweigh the benefit the client will derive by voting on the issuer's proposal.
If the Committee so determines in the case of a particular country, the
Committee (upon advice from BlackRock portfolio managers) may override such determination with respect to a particular issuer's shareholder meeting if the
Committee believes the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case BlackRock will seek to vote on a best-efforts basis.

D.               Securities Sold After Record Date

With respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting,
BlackRock may take no action on proposals to be voted on in such meeting.

E.              Conflicts of Interest

From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a "BlackRock Affiliate"), or a money management or other client of BlackRock (a "BlackRock Client").(10) In such event, provided that the Committee is aware of the real or potential conflict, the following procedures shall apply:

1. The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock
Clients. If, however, the matter to be voted on represents a non-routine matter that is material to a BlackRock Affiliate or a BlackRock Client and the
Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock's clients; and

2. if the Committee determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the BlackRock
Portfolio Management Group and/or the BlackRock Legal and Compliance Department
and concluding that the vote cast is in the client's best interest notwithstanding the conflict.

III. VOTING GUIDELINES

The Committee has determined that it is appropriate and in the best interests of
BlackRock's clients to adopt the following voting guidelines, which represent the Committee's usual voting position on certain recurring proxy issues that are not expected to involve unusual circumstances. With respect to any particular proxy issue, however, the Committee may elect to vote differently than a voting guideline if the Committee determines that doing so is, in the Committee's judgment, in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

A.               Boards of Directors

These proposals concern those issues submitted to shareholders relating to the composition of the Board of Directors of companies other than investment companies. As a general matter, the Committee believes that a company's Board of
Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The
Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time.
In individual cases, the Committee may look at a Director

nominee's history of representing shareholder interests as a director of other companies, or other factors to the extent the Committee deems relevant.

The Committee's general policy is to vote:

-------------------------------------------------------------------------------
             VOTE and DESCRIPTION
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
A. 1      FOR nominees for director of United States companies in
            uncontested elections, except for nominees who o have missed at least two meetings and, as a result,
                     attended less than 75% of meetings of the Board of
                     Directors and its committees the previous year, unless the nominee missed the meeting(s) due to illness or company
                     business
            o        voted to implement or renew a "dead-hand" poison
                     pill
            o        ignored a shareholder proposal that was approved by
                     either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years
            o        failed to act on takeover offers where the majority of
                     the shareholders have tendered their shares
            o        are corporate insiders who serve on the audit, compensation or nominating committees or on a full Board that does not
                     have such committees composed exclusively of independent
                     directors
            o        on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance
            o        sit on more than six boards of public companies
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 A.2        FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees' poor records of representing shareholder interests, on a case-by-case basis
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 A.3         FOR proposals to declassify Boards of Directors, except where there exists a legitimate purpose for classifying boards
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 A.4        AGAINST proposals to classify Boards of Directors, except where there exists a legitimate purpose for classifying boards
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 A.5         AGAINST proposals supporting cumulative voting
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 A.6         FOR proposals eliminating cumulative voting
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 A.7         FOR proposals supporting confidential voting
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 A.8         FOR proposals seeking election of supervisory board members
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 A.9        AGAINST shareholder proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 A.10       AGAINST shareholder proposals for term limits for directors
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 A.11       FOR shareholder proposals to establish a mandatory retirement age for directors who attain the age of 72 or older
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

 A.         12 AGAINST shareholder proposals requiring directors to own a minimum amount of company stock
----------------------------------------------------------------------------------------

-----------------------

9   Such issuers may include investment companies for which BlackRock provides investment advisory, administrative and/or other services.

 ---------------------------------------------------------------------------------------
   A.13      FOR proposals requiring a majority of independent directors on a
             Board of Directors
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   A.14      FOR proposals to allow a Board of Directors to delegate powers to a committee or committees
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   A.15     FOR proposals to require audit, compensation and/or nominating committees of a Board of Directors to consist exclusively of independent directors
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
  A.         16 AGAINST shareholder proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   A.17      FOR proposals to elect account inspectors
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
  A.         18 FOR proposals to fix the membership of a Board of Directors at a specified size
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
  A.         19 FOR proposals permitting shareholder ability to nominate directors directly
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   A.20      AGAINST proposals to eliminate shareholder ability to nominate directors directly
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   A.21      FOR proposals permitting shareholder ability to remove directors directly
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   A.22      AGAINST proposals to eliminate shareholder ability to remove directors directly
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   A.23      FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   A.24     FOR precatory and binding resolutions requesting that the board change the company's by-laws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated.
            Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   A.25      AGAINST shareholder proposals requiring two candidates per board seat
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   A.26      AGAINST proposals to eliminate entirely directors' and officers'
             liability for monetary damages for violating the duty of care
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   A.27      AGAINST indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   A.28      AGAINST proposals that would expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company's board (i.e. "permissive indemnification"), but that previously the company was not required to indemnify
 ---------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
    A.29      FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

             o If the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best
              interests of the company; and

             o If only the director's legal expenses would be covered
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
    A.30      AGAINST proposals that provide that directors may be removed only for cause
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
    A.31      FOR proposals to restore shareholders' ability to remove
              directors with or without cause
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
    A.32      AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
    A.33      FOR proposals that permit shareholders to elect directors to fill board vacancies, provided that it is understood that investment company directors may fill Board vacancies as permitted by the
              Investment Company Act of 1940, as amended
 ----------------------------------------------------------------------------------------

B.         Auditors

These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

The Committee's general policy is to vote:

 ----------------------------------------------------------------------------------------
   B.1       FOR approval of independent auditors, except for
             o     auditors that have a financial interest in, or material
                   association with, the company they are auditing, and are
                   therefore believed by the Committee not to be independent
             o     auditors who have rendered an opinion to any company which in the Committee's opinion is either not consistent with best accounting practices or not indicative of the company's
                   financial situation
             o     on a case-by-case  basis,  auditors who in the Committee's opinion provide a significant amount of non-audit services to the company
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
    B.2       FOR proposals seeking authorization to fix the remuneration of auditors
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
    B.3       FOR approving internal statutory auditors
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
    B.4       FOR proposals for audit firm rotation, except for proposals that would require rotation after a period of less than 5 years
 ----------------------------------------------------------------------------------------

C.               Compensation and Benefits

These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the
Committee favors disclosure of a company's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a corporation's board of directors, rather than shareholders. Proposals to "micro-manage" a company's compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.

The Committee's general policy is to vote:

 ----------------------------------------------------------------------------------------
   C.1        IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely
             ----------------------------------------------------------------------------
             ----------------------------------------------------------------------------
             on whether or not the company's plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the
             Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
  C.2         FOR proposals to eliminate retirement benefits for outside directors
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
  C.3         AGAINST proposals to establish retirement benefits for outside directors
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
  C.4         FOR proposals approving the remuneration of directors or of supervisory board members
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
  C.5         AGAINST proposals to reprice stock options
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
  C.6         FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend ESPPs if the plan as amended applies to all employees.
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
  C.7         FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
  C.8         AGAINST proposals seeking to pay outside directors only in stock
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
  C.9         FOR proposals seeking further disclosure of executive pay or requiring companies to report on their supplemental executive retirement benefits
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
  C.10        AGAINST proposals to ban all future stock or stock option
              grants to executives
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
  C.11        AGAINST option plans or grants that apply to directors or
              employees of "related companies" without adequate disclosure of the corporate relationship and justification of the option policy
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
  C.12        FOR proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
  C.13        FOR shareholder proposals - based on a case-by-case analysis -
              that request the Board to establish a pay-for-superior performance standard in the company's executive compensation plan for senior executives
 ----------------------------------------------------------------------------------------

 ---------------------------------------------------------------------------------------
   C.14      AGAINST executive compensation plans in which there is a no connection between the CEO's pay and company performance (e.g., the plan calls for an increase in pay and when there has been a decrease in company performance
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
  C.15      WITHHOLD votes from the Compensation Committee members when company compensation plan has no connection between executive pay and company performance
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   C.16      FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
  C.17       FOR shareholder proposals seeking disclosure regarding the company,
             Board, or Board committee's use of compensation consultants, such as company name, business relationship(s) and fees paid
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
  C.18       AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of
             compensation
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
  C.19       FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   C.20      FOR shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plans ("SERP")
             agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   C.21      FOR shareholder proposals requesting to limit the executive benefits provided under the company's supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive's annual salary and excluding all incentive or bonus pay from the SERP's definition of covered compensation used to establish such benefits
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   C.22      AGAINST the equity plan if any of the following factors apply:
            o The total cost of the company's equity plans is
              unreasonable;
            o The plan expressly permits the repricing of stock options without prior shareholder approval; o There is a disconnect between CEO pay and the company's performance; and/or o The plan is a vehicle for poor compensation practices
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   C.23      FOR equity plans for non-employee director on a case-by-case basis based on the structure of the plan
 ---------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------
    C.24      AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
    C.25      FOR shareholder proposals to put option repricings to a
              shareholder vote
 ----------------------------------------------------------------------------------------

D.           Capital Structure

These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

The Committee's general policy is to vote:

 ----------------------------------------------------------------------------------------
   D.1       AGAINST proposals seeking authorization to issue shares without preemptive rights except for issuances up to 10% of a non-US company's total outstanding capital
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   D.2        FOR management proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   D.3        FOR management proposals approving share repurchase programs
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   D.4        FOR management proposals to split a company's stock
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   D.5        FOR management proposals to denominate or authorize denomination of securities or other obligations or assets in Euros
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   D.6        FOR proposals requiring a company to expense stock options (unless the company has already publicly committed to do so by a certain date)
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   D.7       AGAINST proposals to create a new class of common stock with superior voting rights
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   D.8        AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   D.9        FOR proposals to create a new class of nonvoting or sub-voting common stock if:
             o        It is intended for financing purposes with minimal or no dilution to current shareholders; and
             o        It is not designed to preserve the voting power of an insider or significant shareholder
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   D.         10 AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock)
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   D.         11 FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable
 ----------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------
   D.12       FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   D.13       FOR management proposals to implement a reverse stock split to avoid delisting
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
    D.14      FOR management proposals to increase the common share authorization for a stock split or share dividend
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   D.15       FOR management proposals to institute open-market share
              repurchase plans in which all shareholders may participate on equal terms
 ----------------------------------------------------------------------------------------

E. Corporate Charter and By-Laws

These proposals relate to various requests for approval of amendments to a corporation's charter or by-laws, principally for the purpose of adopting or redeeming "poison pills". As a general matter, the Committee will oppose poison pill provisions unless, after consultation with the portfolio managers, it is determined that supporting the poison pill is in the best interest of the client.

The Committee's general policy is to vote:

 ----------------------------------------------------------------------------------------
   E.1        AGAINST proposals seeking to adopt a poison pill
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   E.2        FOR proposals seeking to redeem a poison pill
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   E.3        FOR proposals seeking to have poison pills submitted to
              shareholders for ratification
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   E.4        FOR management proposals to change the company's name
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   E.5       AGAINST proposals to require a supermajority shareholder vote
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   E.6        FOR proposals to lower supermajority vote requirements
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   E.7        AGAINST proposals giving the board exclusive authority to amend the bylaws
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   E.8        FOR proposals giving the board the ability to amend the bylaws in addition to shareholders
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   E.9        CASE-BY-CASE on proposals to change a company's state of
              incorporation, taking into consideration both financial and corporate governance concerns, including: - The reasons for reincorporating - A comparison of the governance provisions -
              Comparative economic benefits, and - A comparison of the
              jurisdiction laws
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   E.10       FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   E.11       FOR proposals to restore, or provide shareholders with rights of appraisal
 ----------------------------------------------------------------------------------------

F.            Corporate Meetings

These are routine proposals relating to various requests regarding the formalities of corporate meetings.

The Committee's general policy is to vote:

 ----------------------------------------------------------------------------------------

   F.1        AGAINST proposals that seek authority to act on "any other business that may arise"
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   F.2        FOR proposals designating two shareholders to keep minutes of the meeting
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   F.3        FOR proposals concerning accepting or approving financial
              statements and statutory reports
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   F.4        FOR proposals approving the discharge of management and the supervisory board
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   F.5        FOR proposals approving the allocation of income and the dividend
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   F.6        FOR proposals seeking authorization to file required
              documents/other formalities
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   F.7        FOR proposals to authorize the corporate board to ratify and execute approved resolutions
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   F.8        FOR proposals appointing inspectors of elections
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   F.9        FOR proposals electing a chair of the meeting
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   F.10       FOR proposals to permit "virtual" shareholder meetings over the
              Internet
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   F. 11 AGAINST proposals to require rotating sites for shareholder meetings
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
   F.         12 AGAINST proposals that are substantially duplicative (i.e., shareholder proposals that are unnecessary because a management proposal serves the same purpose)
 ----------------------------------------------------------------------------------------

G.    Investment Companies

These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which BlackRock provides investment advisory, administrative and/or other services. As with other types of companies, the Committee believes that a fund's Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the
Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective that the Investment Company Act of 1940 envisions will be approved directly by shareholders. The Committee's general policy is to vote:

 ----------------------------------------------------------------------------------------
   G.1       FOR nominees for director of mutual funds in uncontested elections, except for nominees who o have missed at least two meetings and, as a result, attended less
               than 75% of meetings of the Board of Directors and its
               committees the previous year, unless the nominee missed the meeting due to illness or fund business
             o ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years
             o are interested directors who serve on the audit or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors
             o on a case-by-case basis, have served as directors of companies with allegedly poor corporate governance
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
    G.2       FOR the establishment of new series or classes of shares
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
    G.3       AGAINST proposals to change a fund's investment objective to nonfundamental
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
    G.4      FOR proposals to establish a master-feeder structure or authorizing the Board to approve a master-feeder structure without a further shareholder vote
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
    G.5       AGAINST a shareholder proposal for the establishment of a director ownership requirement
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
    G.6       FOR classified boards of closed-end investment companies
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
    G.6       AGAINST removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
 ----------------------------------------------------------------------------------------

H.              Environmental and Social Issues

These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and opposes shareholder resolutions
"micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

The Committee's general policy is to vote:

 ----------------------------------------------------------------------------------------
    H.1       AGAINST proposals seeking to have companies adopt
              international codes of conduct
 ----------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------
    H.2       AGAINST proposals seeking to have companies provide non-required analyses, information statements or reports in the following areas unless there are compelling investment reasons to request such reports:
              -  environmental liabilities;
              -  bank lending policies;
              - corporate political contributions or activities;
              - alcohol and tobacco advertising and efforts to discourage use of such products by minors or other groups;
              - costs and risk of doing business in any individual country or the standards of operations in such country;
              - involvement in nuclear defense systems or other military products; - animal welfare standards; - pricing policies; - the use of certain commodities, genetically modified materials
               or chemicals;
             - sustainability and other perceived political, environmental or social issues that do not directly relate to the economic
               operations of the company;
             - charitable contributions made by the company
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   H.3       AGAINST proposals requesting reports on Maquiladora operations or on CERES principles
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   H.4       AGAINST proposals seeking implementation of the CERES principles
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   H.5       FOR resolutions requesting that a company disclose information on the impact of climate change on the company's operations unless: -
             The company already provides current, publicly available
               information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;
              - The company's level of disclosure is comparable to or better than information provided by industry peers; and -There are no significant fines, penalties, or litigation associated with the company's environmental performance
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   H.6       AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from
             greenhouse gas emissions
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   H.7       FOR resolutions requesting that companies outline their
             preparations to comply with standards established by Kyoto Protocol signatory markets unless:
              -The company does not maintain operations in Kyoto signatory markets; -The company already evaluates and substantially discloses such
              information;
              -Greenhouse gas emissions do not significantly impact the
              company's core businesses; or
             -The company is not required to comply with the Kyoto Protocol standards
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   H.8       AGAINST resolutions that request the disclosure of detailed information on a company's policies related to land use or development unless the company has been the subject of recent, significant fines or litigation stemming from its land use
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   H.9       AGAINST proposals to publish in newspapers and public media the company's political contributions as such publications could present significant cost to the company without providing
             commensurate value to shareholders
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   H.10      AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   H.11      AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   H.12      AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
  H.13       AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or non-discrimination policies
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   H.14      AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administrative burden on the company
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   H.15      FOR proposals seeking to amend a company's EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   H.16      AGAINST proposals to exclude references to sexual orientation, interests, or activities from a company's EEO statement
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   H.17      AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   H.18      AGAINST proposals to take specific actions or adopt policies that require the company to support legislation to: -label or identify products in a certain manner; -study or evaluate the use of certain company products; -increase animal welfare standards to above those required by law; or -engage in political, environmental or social activities that do not directly relate to the economic operations of the company
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   H.19      CASE-BY-CASE on proposals requesting an economic risk assessment of environmental performance, considering:

             - The feasibility of financially quantifying environmental risk factors; - The company's compliance with applicable legislation and/or regulations regarding environmental performance; - The costs associated with implementing improved standards; - The potential costs associated with remediation resulting from
               poor environmental performance; and
             - The current level of disclosure on environmental policies and initiatives
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   H.20      FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   H.21      CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering:

             - Risks associated with certain international markets; - The utility of such a report to shareholders; and - The existence of a publicly available code of corporate conduct that applies to international operations
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   H.22      CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on: - The nature and amount of company business in that country; - The company's workplace code of conduct; -
             Proprietary and confidential information involved; - Company compliance with U.S. regulations on investing in the
               country; and/or
             - Level of peer company involvement in the country
 ---------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------
   H.23      CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

             - The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent;
             - Agreements with foreign suppliers to meet certain workplace standards;
             - Whether company and vendor facilities are monitored and how; -
             Company participation in fair labor organizations; - Type of business; - Proportion of business conducted overseas; - Countries of operation with known human rights abuses;
 ---------------------------------------------------------------------------------------

     11 Such request may be made to the client's portfolio or relationship manager or addressed in writing to Secretary, BlackRock Equity Investment
     Policy Oversight Committee, Legal and Compliance Department, BlackRock
     Inc., 40 East 52nd Street, New York, New York 10022.

----------------------------------------------------------------------------
 - Whether the company has been recently involved in significant labor and human rights controversies or violations; - Peer
 company standards and practices; and
 - Union presence in company's international factories
----------------------------------------------------------------------------

IV. NOTICE TO CLIENTS

    BlackRock will make records of any proxy vote it has made on behalf of a client available to such client upon request.(11) BlackRock will use its best efforts to treat proxy votes of clients as confidential, except as it may decide to best serve its clients' interests or as may be necessary to effect such votes or as may be required by law.

    BlackRock encourages clients with an interest in particular proxy voting issues to make their views known to BlackRock, provided that, in the absence of specific written direction from a client on how to vote that client's proxies, BlackRock reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.

    These policies are as of the date indicated on the cover hereof. The
    Committee may subsequently amend these policies at any time, without notice.

I. PROXY VOTING POLICY AND PROCEDURES

   A. POLICY.

   Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When DVM has discretion to vote the proxies of its Clients, it will vote those proxies in the best interest of its Clients and in accordance with these policies and procedures.

   B. PROXY VOTING PROCEDURES.

   All proxies received by Dreman Value Management, LLC will be sent to the
Chief Operating Officer, VP of Operations, or their designate. The person that receives the proxy will:

      1. Keep a record of each proxy received.

      2. Forward the proxy to both the Portfolio Manager and DVM's Chief
   Investment Officer (the "CIO").

      3. Determine which accounts managed by DVM holds the security to which the proxy relates.

      4. Provide the Portfolio Manager and the CIO with a list of accounts that hold the security, together with the number of votes each account controls
   (reconciling any duplications), and the date by which DVM must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

      5. Absent material conflicts (see Section V), the Portfolio Manager and
   CIO will determine how DVM should vote the proxy. The Portfolio Manager and the CIO will send their decision on how Dreman Value Management, LLC will vote the proxy to the Chief Operating Officer, VP of Operations, or their designee. The person receiving the instructions is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

      6. DVM may retain a third party to assist it in coordinating and voting proxies with respect to Client securities. If so, the Chief Operating Officer or VP of Operations shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

      7. Where a Client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, DVM will not vote the securities and will direct the relevant custodian to send the proxy material directly to the Client. If any proxy material is received by DVM for such account, it will promptly be forwarded to the Client or specified third party.

      8. DVM shall promptly provide to each investment company Client for which it has discretion to vote proxies, any and all information necessary for such investment company Client, or its investment adviser or administrator, to timely file its Form N-PX under the 1940 Act. Form N-PX will provide information concerning each matter relating to a portfolio security considered at any shareholder meeting with respect to which an investment company Client was entitled to vote. Each Form N-PX will need to be filed no later than August 31/st/ of each year, and will cover all proxy votes with respect to which a mutual fund was entitled to vote for the period July 1st through June 30th. DVM shall maintain and provide the following information concerning any shareholder meetings with respect to which an investment company Client was entitled to vote:

       . the name of the issuer of the portfolio security;

       . the exchange ticker symbol of the portfolio security/1/;

       . the CUSIP number of the portfolio security/1/;

       . the shareholder meeting date;

- --------
/1/  The exchange ticker symbol and CUSIP number may be difficult to obtain for certain portfolio securities, such as foreign issuers. Accordingly, such information may be omitted if it's not available through reasonably practicable means.

       .  a brief description of the matter voted on;

       .  whether the matter was put forward by the issuer or a shareholder;

       .  whether the investment company Client voted;

       .  how the investment company Client cast its vote; and

       .  whether the investment company Client cast its vote for or against management.

   C. VOTING GUIDELINES.

   In the absence of specific voting guidelines from a Client, DVM will vote proxies in the best interest of each particular Client, which may result in different voting results for proxies for the same issuer. DVM believes that voting proxies in accordance with the following guidelines is in the best interest of its Client.

   Generally, DVM will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

   Generally, DVM will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

   For other proposals, DVM shall determine whether a proposal is in the best interest of its Clients and may take into account the following factors, among others:

      1. Whether the proposal was recommended by management and DVM's opinion of management;

      2. Whether the proposal acts to entrench existing management; and

      3. Whether the proposal fairly compensates management for past and future performance.

   DVM reserves the right to add to these factors as it deems necessary in order to ensure that further categories of proposals are covered and that the general principles in determining how to vote all proxies are fully stated.

   D. CONFLICTS OF INTEREST.

   The Compliance Officer will identify any conflicts that exist between the interest of DVM and its Clients. This examination will include a review of the relationship of DVM and its affiliates with the issuer of each security [and any of the issuer's affiliates] to determine if the issuer is a Client of DVM or an affiliate of DVM or has some other relationship with DVM or a Client of DVM.

   If a material conflict exist, DVM will determine whether voting in accordance with the voting guidelines and factors described above is in the best interest of the Client. DVM will also determine whether it is appropriate to disclose the conflict to the affected Clients and, except in the case of Clients that are subject to the Employee Retirement Income Security Act of 1974, as amended
("ERISA"), give the Clients the opportunity to vote their proxies themselves. In the case of ERISA Clients, if the Investment Management Agreement reserves to the ERISA Client the authority to vote proxies when DVM determines it has a material conflict that affects its best judgment as an ERISA fiduciary, DVM will give the ERISA Client the opportunity to vote the proxies themselves.

   E. DISCLOSURE.

   DVM will disclose in its Form ADV, Part II that Clients may contact the COO or CCO or Compliance Manager, or Compliance staff person, via e-mail or telephone at mappleton@dreman.com or 201-793-2005 in order to obtain information on how DVM voted such Client's proxies, and to request a copy of these policies and procedures. If a Client requests this information, the CCO will prepare a written response to the Client that lists,

with respect to each voted proxy that the Client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how DVM voted the
Client's proxy.

   A concise summary of these Proxy Voting Policies and Procedures will be included in DVM's Form ADV, Part II, and will be updated whenever these policies and procedures are updated. The CCO or his designee will arrange for a copy of this summary to be sent to all existing Clients, either as a separate mailing or along with a periodic account statement or other correspondence sent to Clients.

   F. RECORD KEEPING.

   The Compliance Officer will maintain files relating to DVM proxy voting procedures. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of DVM. Records of the following will be included in the files:

      1. Copies of these proxy voting policies and procedures and any amendments thereto.

      2. A copy of each proxy statement that DVM receives provided however that
   DVM may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available. DVM may also choose to have a third party retain a copy of the proxy statements, provided that third party undertakes to provide a copy of the proxy statement promptly upon request.

      3. A record of each vote that DVM casts. DVM may also rely on a third party to retain a copy of the votes cast, provided that third party undertakes to provide a copy of the record promptly upon request.

      4. A copy of any document DVM created that was material to making a decision how to vote proxies, or that memorializes that decision.

      5. A copy of each written Client request for information on how DVM voted such Client's proxies, and a copy of any written response to any (written and oral) Client request for information on how DVM voted its proxy.

      6. DVM will coordinate with all investment company Clients to assist in the provision of all information required to be filed on Form N-PX.

                            EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                      PROXY VOTING POLICIES AND PROCEDURES

I.       Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance
Investment Counsel (each an "Adviser" and collectively the "Advisers") have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the
Investment Advisers Act of 1940, as amended. The Advisers' authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures.
These proxy policies and procedures reflect the U.S. Securities and Exchange
Commission ("SEC") requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the
Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II.      Overview

Each Adviser manages its clients' assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each
Adviser seeks to exercise its clients' rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies'
economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company's stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company's management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service ("Agent") in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below.
The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund's sub-adviser's proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the
Agent's recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, may change at the Advisers'
discretion.

III.     Roles and Responsibilities

A.       Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client's proxy in accordance with the Guidelines below and the Funds' Proxy
Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the
Advisers' affiliates as are deemed appropriate by the Proxy Group.

B.       Agent

An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients' custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund's Form N-PX pursuant to Rule
30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.       Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent's recommendations when a proxy voting issue has been referred to the
Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers' affiliates, may be amended from time to time at the Advisers' discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the
(i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy
Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy
Administrator shall follow the procedures for such voting outlined below.

IV.      Proxy Voting Guidelines ("Guidelines")

A.       General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent,
Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund's custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund's investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton
Vance Funds.

B.       Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C.       Proposals Regarding Mutual Fund Proxies -- Disposition of Assets/
         Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers
contained in mutual fund proxies.

D.       Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E.       Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F.       Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

                         In the event the Proxy Administrator recommends a vote
                         within Guidelines and/or, where applicable, in
                         accordance with the Agent's recommendation, the Proxy
                         Administrator will instruct the Agent to vote in this
                         manner.

2. NON-VOTES: Votes in Which No Action is Taken

                         The Proxy Administrator may recommend that a client
                         refrain from voting under the following circumstances:
                         (i) if the economic effect on shareholders' interests
                         or the value of the portfolio holding is indeterminable
                         or insignificant, e.g., proxies in connection with
                         securities no longer held in the portfolio of a client
                         or proxies being considered on behalf of a client that
                         is no longer in existence; or (ii) if the cost of
                         voting a proxy outweighs the benefits, e.g., certain
                         international proxies, particularly in cases in which
                         share blocking practices may impose trading
                         restrictions on the relevant portfolio security. In
                         such instances, the Proxy Administrator may instruct
                         the Agent not to vote such proxy.

                         Reasonable efforts shall be made to secure and vote all
                         other proxies for the clients, but, particularly in
                         markets in which shareholders' rights are limited,
                         Non-Votes may also occur in connection with a client's
                         related inability to timely access ballots or other
                         proxy information in connection with its portfolio
                         securities.

                         Non-Votes may also result in certain cases in which the
Agent's recommendation has been deemed to be conflicted, as provided for herein.

     3.   OUT-OF-GUIDELINES  VOTES:  Votes  Contrary  to  Guidelines,  or  Agent
          Recommendation,  where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                         If the Proxy Administrator recommends that a client
                         vote contrary to the Guidelines, or the recommendation
                         of the Agent, where applicable, if the Agent has made
                         no recommendation on a matter requiring case-by-case
                         consideration and the Guidelines are silent, or the
                         Agent's recommendation on a matter requiring
                         case-by-case consideration is deemed to be conflicted,
                         the Proxy Administrator will forward the Agent's
                         analysis and recommendation and any research obtained
                         from the Agent or any other source to the Proxy Group.
                         The Proxy Group may consult with the Agent as it deems
                         necessary. The Proxy Administrator will instruct the
                         Agent to vote the proxy as recommended by the Proxy
                         Group. The Adviser will provide a report to the Boards
                         of Trustees of the Eaton Vance Funds reflecting any
                         votes cast contrary to the Guidelines or Agent
                         Recommendation, as applicable, and shall do so no less
                         than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V.       Recordkeeping

 The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers
 Act of 1940, as amended. Those records will include:

o        A copy of the Advisers' proxy voting policies and procedures;

o        Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC's EDGAR d atabase or are kept by the Agent and are available upon request;

o        A record of each vote cast;

o        A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and

o        Each written client request for proxy voting records and the Advisers'
         written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI.      Assessment of Agent and Identification and Resolution of Conflicts
         with Clients

A.       Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the
Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the
Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B.       Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

     o    Quarterly,  the Eaton Vance Legal and Compliance  Department will seek information  from  the  department  heads  of each  department  of the
          Advisers and of Eaton Vance  Distributors,  Inc. ("EVD") (an affiliate of the  Advisers  and  principal  underwriter  of certain  Eaton Vance
          Funds).  Each  department  head  will be  asked to  provide  a list of significant clients or prospective clients of the Advisers or EVD.

     o    A representative of the Legal and Compliance Department will compile a list of the companies  identified  (the  "Conflicted  Companies")  and provide that list to the Proxy Administrator.

     o    The Proxy Administrator will compare the list of Conflicted  Companies with the names of  companies  for which he or she has been  referred a proxy statement (the "Proxy  Companies").  If a Conflicted  Company is
          also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

     o    If the Proxy  Administrator  expects to instruct the Agent to vote the proxy of the Conflicted  Company strictly  according to the Guidelines
          contained  in  these  Proxy  Voting   Policies  and  Procedures   (the
          "Policies") or the  recommendation of the Agent, as applicable,  he or she will (i) inform the Proxy Group of that fact,  (ii)  instruct  the
          Agent to vote the  proxies  and  (iii)  record  the  existence  of the material conflict and the resolution of the matter.

     o    If the Proxy Administrator  intends to instruct the Agent to vote in a manner  inconsistent  with  the  Guidelines  contained  herein  or the recommendation  of the  Agent,  as  applicable,  the Proxy  Group,  in consultation with Eaton Vance senior  management,  will then determine if a material conflict of interest exists between the relevant Adviser and its clients.  If the Proxy Group, in consultation with Eaton Vance senior management,  determines that a material conflict exists,  prior to  instructing  the  Agent  to vote  any  proxies  relating  to these
          Conflicted  Companies  the Adviser  will seek  instruction  on how the proxy should be voted from:

     o    The client, in the case of an individual or corporate client;

     o    In the case of a Fund,  its board of  directors,  or any  committee or sub-committee identified by the board; or

     o    The adviser,  in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the
Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients' proxies would have a material adverse economic impact on the Advisers'
clients' securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients' interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent's Corporate Securities
Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent's written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                   FRANKLIN ADVISORY SERVICES, LLC

                  PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Franklin Advisory Services, LLC (hereinafter "Investment Manager") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC
provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client
(including both investment companies and any separate accounts managed by
Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory
Clients") that have properly delegated such responsibility or will inform
Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager's views on such proxy votes.
The Proxy Group also provides these services to other advisory affiliates of
Investment Manager.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment
Manager's instructions and/or policies. To assist it in analyzing proxies,
Investment Manager subscribes to RiskMetrics Group ("RiskMetrics"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics'
and/or Glass Lewis's analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from
RiskMetrics, Glass Lewis, or any other third party to be determinative of
Investment Manager's ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of
Advisory Clients.

Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory
Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1. The issuer is a client(1) of Investment Manager or its affiliates;

1 For purposes of this section, a "client" does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a
"client."

2.   The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

3.   The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by
     Investment Manager or its affiliates (e.g., a broker, dealer or bank);(2)

4.   The issuer is a significant executing broker dealer; (3)

5.   An Access Person(4) of Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.   A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member(5) of such director or trustee, also serves as an officer or director of the issuer; or

7.   The issuer is Franklin Resources, Inc. or any of its proprietary investment products.

Nonetheless, even though a potential conflict of interest exists, the Investment
Manager may vote in opposition to the recommendations of an issuer's management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the
Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the
Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager's recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy
Review Committee comprised of representatives from the Portfolio Management
(which may include portfolio managers and/or research analysts employed by
Investment Manager), Fund Administration, Legal and Compliance Departments
within Franklin Templeton for evaluation and voting instructions. The Proxy
Review Committee may defer to the

---------------------
2 The top 40 distributors (based on aggregate 12b-1 distribution fees) will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a
Franklin Templeton entity to distribute the Franklin Templeton Variable
Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.
3 The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions).
4 "Access Person" shall have the meaning provided under the
current Code of Ethics of Franklin Resources, Inc.
5 The term "immediate family member" means a person's spouse; child residing in the person's household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue
Code (26 U.S.C. 152).

voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.

Where the Proxy Group or the Proxy Review Committee refer a matter to an
Advisory Client, it may rely upon the instructions of a representative of the
Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Societe d'investissement a capital variable (SICAV), the Independent
Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager's clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including
Investment Manager's long-term view of the issuer's securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

Where a material conflict of interest has been identified, but the items on which the Investment Manager's vote recommendations differ from Glass Lewis,
RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) "Other Business" without describing the matters that might be considered, or (3) items the Investment
Manager wishes to vote in opposition to the recommendations of an issuer's management, the Proxy Group may defer to the vote recommendations of the
Investment Manager rather than sending the proxy directly to the relevant
Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin
Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940,
as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order ("cash sweep arrangement"); or (3) when required pursuant to an account's governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund's shares.

Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager's ultimate decision.
As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal
Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from
RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda,
RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy
Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment
Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory
Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the
Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and
Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER'S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager's organization, including portfolio management, legal counsel, and Investment
Manager's officers. The Board of Directors of Franklin Templeton's
U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment
Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. Investment Manager will review the issue of separating Chairman and CEO positions on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance.
Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees.
Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. Investment
Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan.
Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 5% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose "golden parachutes" that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes antitakeover measures since they tend to reduce shareholder rights.
However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders.
Investment Manager generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." Investment Manager usually supports "fair price" provisions and confidential voting.

Changes to Capital Structure: Investment Manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment
Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.
Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition.
Corporate restructuring proposals are also subject to a thorough examination on a caseby-case basis.

Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients.
Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment
Manager's proxy voting decisions for international investments. However,
Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition,
Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment
Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which
Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) a meeting notice was received too late; (ii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iii) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment
Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney;
(iv) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (v) proxy voting service is not offered by the custodian in the market; (vi) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (vii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person. Investment Manager or its affiliates may, on behalf of one or more of the registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such registered investment companies to recall the security for voting purposes. Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business"
is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a "withhold"
vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager's proxy policy:

1.   The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

2.   All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials.
3.   The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from
     RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

4.   In determining how to vote, Investment Manager's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

5.   The Proxy Group is responsible for maintaining the documentation that supports Investment Manager's voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics,
     Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6.   After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.   The Proxy Group will attempt to submit Investment Manager's vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to
     RiskMetrics in sufficient time for the vote to be processed.

8.   The Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

9.   The  Proxy  Group  prepares  reports  for  each  Advisory  Client  that has requested a record of votes cast.  The report  specifies  the proxy  issues that have been voted for the Advisory  Client during the  requested  period and the position  taken with  respect to each issue.  The Proxy Group sends one copy to the Advisory Client,  retains a copy in the Proxy Group's files and  forwards a copy to either  the  appropriate  portfolio  manager or the client service representative. While many Advisory Clients prefer quarterly or annual  reports,  the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.  If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan from a proprietary registered investment company, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether
     Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by
     Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.

11.  The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required
     Form N-PXs, with respect to proprietary registered investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

12.  The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients' disclosure documents.

13.  The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

14.  The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy
     Group to RiskMetrics and periodically review how well this process is functioning.

15.  The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

16.  At least annually, the Proxy Group will verify that:

o    Each  proxy or a sample  of  proxies  received  has been  voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

o    Each proxy or sample of proxies  received has been voted in accordance with the instructions of the Investment Manager;

o    Adequate  disclosure has been made to clients and fund  shareholders  about the procedures and how proxies were voted; and

o    Timely  filings  were  made with  applicable  regulators  related  to proxy voting.

      The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory
      Clients may request copies of their proxy voting records by calling the
      Proxy Group collect at 1-954-527-7678, or by sending a written request to:
      Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500,
      Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may
      review Investment Manager's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to
      www.franklintempleton.ca no later than August 31 of each year. The Proxy
      Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment
      Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.

As of January 15, 2009

                                                                       July 2003

                              GOLDMAN, SACHS & CO.
                      GOLDMAN SACHS ASSET MANAGEMENT, L.P.
                  GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                           GOLDMAN SACHS PRINCETON LLC
                             (COLLECTIVELY, "GSAM")

                        SUMMARY OF POLICY ON PROXY VOTING
                         FOR INVESTMENT ADVISORY CLIENTS

   Proxy voting and our understanding of corporate governance issues are important elements of the portfolio management services we perform for our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing this service are to make proxy voting decisions that (i) favor proposals that tend to maximize a company's shareholder value and (ii) are free from the influence of conflicts of interest.

PUBLIC EQUITY INVESTMENTS

OVERVIEW OF GSAM PROXY VOTING POLICY

   To implement these general principles for investments in publicly-traded equities, we have adopted the GSAM Proxy Voting Policy to assist us in making proxy voting decisions and developing procedures for effecting those decisions.
The GSAM Proxy Voting Policy and associated procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary, and contractual obligations.

   The GSAM Proxy Voting Policy addresses a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers and various shareholder proposals. It reflects GSAM's fundamental belief that sound corporate governance will create a framework within which a company can be directed and managed in the interests of its shareholders. Senior management of GSAM periodically reviews the GSAM Proxy
Voting Policy to ensure it continues to be consistent with our guiding principles. Clients may request a copy of the GSAM Proxy Voting Policy for their review by contacting their Goldman Sachs representative.

IMPLEMENTATION BY PORTFOLIO MANAGEMENT TEAMS

   Each GSAM equity portfolio management team ("Portfolio Management Team") has developed an approach for how best to evaluate proxy votes on an individualized basis in relation to the GSAM Proxy Voting Policy and each Portfolio Management
Team's investment philosophy and process. For example, our active-equity
Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process.
Therefore, on a case-by-case basis, each active-equity Portfolio Management Team may vote differently from the pre-determined application of the GSAM Proxy
Voting Policy. Our quantitative-equity Portfolio Management Teams, by contrast, exclusively follow such pre-determined application.

   In addition, the GSAM Proxy Voting Policy is designed generally to permit
Portfolio Management Teams to consider applicable regional rules and practices regarding proxy voting when forming their views on a particular matter.

                                        1

USE OF THIRD-PARTY SERVICE PROVIDERS

   We utilize independent service providers to assist us in determining the GSAM
Proxy Voting Policy and in implementing our proxy voting decisions. The primary provider we currently use is Institutional Shareholder Services ("ISS"), which provides proxy voting services to many asset managers on a global basis. Senior
GSAM management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.

   Specifically, ISS assists GSAM in the proxy voting and corporate governance oversight process by developing and updating the ISS Proxy Voting Guidelines, which are incorporated into the GSAM Proxy Voting Policy, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. GSAM's decision to retain ISS is based principally on the view the services ISS provides, subject to GSAM's oversight, will generally result in proxy voting decisions which are favorable to shareholders' interests. GSAM may, however, hire other service providers to supplement or replace the services GSAM receives from ISS. In addition, active-equity Portfolio Management Teams are able to cast votes that differ from recommendations made by ISS, as detailed in the GSAM Proxy Voting
Policy.

CONFLICTS OF INTEREST

   The GSAM Proxy Voting Policy also contains procedures to address potential conflicts of interest. These procedures include our adoption of and reliance on the GSAM Proxy Voting Policy, including the ISS Proxy Voting Guidelines, and the day-to-day implementation of those Guidelines by ISS. The procedures also establish a process under which an active-equity Portfolio Management Team's decision to vote against an ISS recommendation is approved by the local Chief
Investment Officer for the requesting Portfolio Management Team and notification of the vote is provided to the Global Chief Investment Officer for active-equity investment strategies and other appropriate GSAM personnel.

FIXED INCOME AND PRIVATE INVESTMENTS

   Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be acted upon by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.

EXTERNAL MANAGERS

   Where GSAM places client assets with managers outside of GSAM, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for proxy voting. GSAM may, however, retain such responsibilities where it deems appropriate.

CLIENT DIRECTION

   Clients may choose to vote proxies themselves, in which case they must arrange for their custodian to send proxy materials directly to them. GSAM can also accommodate situations where individual clients have developed their own guidelines with ISS or another proxy service. Clients may also discuss with GSAM the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.

                                        2

   [LOGO]

                                          Goldman Sachs Asset Management
                                          OCTOBER 2003

                         GOLDMAN SACHS ASSET MANAGEMENT

                             POLICY ON PROXY VOTING
                         FOR INVESTMENT ADVISORY CLIENTS

   Goldman Sachs Asset Management ("GSAM")* has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the "Policy"). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary, and contractual obligations.

GUIDING PRINCIPLES

   Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company's shareholder value and
(ii) are not influenced by conflicts of interest. These principles reflect
GSAM's belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

PUBLIC EQUITY INVESTMENTS

   To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services ("ISS") Standard
Proxy Voting Guidelines (the "Guidelines"), except in circumstances as described below. The Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.
Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast. A summary of the Guidelines is attached as Appendix A.

   In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of
Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. As explained more fully below, however, each GSAM equity portfolio management team ("Portfolio Management
Team") may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting
Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Local Chief Investment Officer for the requesting Portfolio
Management Team; (iii) notification to the Global Chief Investment Officer and other appropriate GSAM personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

   The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions.
Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

- --------
*  For purposes of this Policy, "GSAM" refers, collectively, to the Goldman
   Sachs Asset Management unit of Goldman, Sachs & Co.'s Investment Management
   Division; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset
   Management International; and Goldman Sachs Princeton LLC.

   Senior management of GSAM periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.

IMPLEMENTATION BY PORTFOLIO MANAGEMENT TEAMS

General Overview

   While it is GSAM's policy generally to follow the Guidelines and the ISS
Recommendations, the active-equity and quantitative-equity Portfolio Management
Teams have developed different approaches for using the Guidelines and ISS
Recommendations in light of their different investment philosophies and processes.

Active Equity

   Our active-equity Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. Therefore, on a case-by-case basis and subject to the approval process described above, each active-equity Portfolio Management Team may vote differently from the Guidelines or a particular ISS Recommendation. In forming their views on particular matters, our active-equity Portfolio
Management Teams are permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and ISS Recommendations.

   In our active-equity investment research process, responsibility for analyzing corporate board structures and the corporate governance practices of portfolio companies in connection with proxy voting decisions lies with the relevant Portfolio Management Team. Accordingly, each active-equity Portfolio
Management Team is charged with performing these functions for the portfolio companies as part of the team's research efforts.

   As part of that research process, each active-equity Portfolio Management
Team has regular internal research meetings to discuss the companies held in a particular team's investment portfolio. Among the topics that may be discussed at these meetings are issues pertaining to a portfolio company's record and policies on corporate governance practices that may affect shareholder value.

   Each active-equity Portfolio Management Team determines how to allocate responsibility for analyzing corporate governance issues and proxy voting decisions among the team's members. Under each arrangement, the work related to proxy voting is integrated into our research process. Each active-equity
Portfolio Management Team remains responsible for ensuring that corporate governance issues are analyzed and proxy votes are cast in a manner consistent with our guiding principles.

Quantitative Equity

   Our quantitative-equity Portfolio Management Teams, by contrast, have decided to follow the Guidelines and ISS Recommendations exclusively, based on such
Portfolio Management Teams' investment philosophy and approach to portfolio construction, as well as the evaluation of ISS's services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our quantitative-equity Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting
(subject to the approval of GSAM senior management) and any specific shareholder vote (subject to the approval process described above).

USE OF THIRD-PARTY SERVICE PROVIDERS

   We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the
Guidelines on a periodic basis, and any such revisions are reviewed by

                                        2

GSAM to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services.

   GSAM's decision to retain ISS to perform the services described in this
Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. GSAM management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.

   GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.

CONFLICTS OF INTEREST

   Pursuant to this Policy, GSAM has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy
votes cast by GSAM in accordance with the Guidelines and ISS Recommendations will not present any conflicts of interest because GSAM casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.

   Our procedures also prohibit the influence of conflicts of interest where an active-equity Portfolio Management Team decides to vote against an ISS
Recommendation. In general, conflicts of interest between GSAM and other businesses within Goldman Sachs should not affect GSAM in light of the information barrier policies separating GSAM from those other businesses. In addition, in any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, includes an inquiry into potential conflicts of interest, and GSAM senior management will not approve decisions that are based on the influence of such conflicts.

FIXED INCOME AND PRIVATE INVESTMENTS

   Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.

EXTERNAL MANAGERS

   Where GSAM places client assets with managers outside of GSAM, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers' own policies. GSAM may, however, retain such responsibilities where it deems appropriate.

CLIENT DIRECTION

   Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. GSAM can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with GSAM the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.

                                        3

                                                                     APPENDIX A

                 ISS STANDARD PROXY VOTING GUIDELINES SUMMARY

   The following is a concise summary of the ISS Standard Proxy Voting
Guidelines (the "Guidelines"), which form the substantive basis of GSAM's Policy on Proxy Voting for Investment Advisory Clients ("Policy") with respect to public equity investments. As described in the main body of the Policy, GSAM may diverge from the Guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.

1. AUDITORS

   Vote FOR proposals to ratify auditors, unless any of the following apply:

    .  An auditor has a financial interest in or association with the company, and is therefore not independent,

    .  Fees for non-audit services are excessive, or

    .  There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2. BOARD OF DIRECTORS

A. VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

   Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

B. CLASSIFICATION/DECLASSIFICATION OF THE BOARD

   Vote AGAINST proposals to classify the board.

   Vote FOR proposals to repeal classified boards and to elect all directors annually.

C. INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

   Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

D. MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

   Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by
ISS's definition of independence.

   Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. SHAREHOLDER RIGHTS

A. SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

   Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

                                        4

   Vote FOR proposals to allow or make easier shareholder action by written consent.

B. SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

   Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

   Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

C. SUPERMAJORITY VOTE REQUIREMENTS

   Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

D. CUMULATIVE VOTING

   Vote AGAINST proposals to eliminate cumulative voting.

   Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

E. CONFIDENTIAL VOTING

   Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

   Vote FOR management proposals to adopt confidential voting.

4. PROXY CONTESTS

A. VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

   Votes in a contested election of directors must be evaluated on a
CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees
(both slates), and an evaluation of what each side is offering shareholders.

B. REIMBURSING PROXY SOLICITATION EXPENSES

   Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

5. POISON PILLS

   Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6. MERGERS AND CORPORATE RESTRUCTURINGS

   Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

                                        5

7. REINCORPORATION PROPOSALS

   Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. CAPITAL STRUCTURE

A. COMMON STOCK AUTHORIZATION

   Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

   Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

   Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain.

B. DUAL-CLASS STOCK

   Vote AGAINST proposals to create a new class of common stock with superior voting rights.

   Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

    .  It is intended for financing purposes with minimal or no dilution to current shareholders

    .  It is not designed to preserve the voting power of an insider or significant shareholder

9. EXECUTIVE AND DIRECTOR COMPENSATION

   Votes with respect to compensation plans should be determined on a
CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution).
Using the expanded compensation data disclosed under the Securities and Exchange
Commission's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

   Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

A. MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

   Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

    . Historic trading patterns

    . Rationale for the repricing

    . Value-for-value exchange

    . Option vesting

                                        6

    . Term of the option

    . Exercise price

    . Participation

B. EMPLOYEE STOCK PURCHASE PLANS

   Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

   Vote FOR employee stock purchase plans where all of the following apply:

    . Purchase price is at least 85 percent of fair market value;

    . Offering period is 27 months or less; and

    . Potential voting power dilution is ten percent or less.

   Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

C. SHAREHOLDER PROPOSALS ON COMPENSATION

   Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

10. SOCIAL AND ENVIRONMENTAL ISSUES

   These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

   In general, vote CASE-BY-CASE. While a wide variety of factors go into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                                        7

                             Harris Associates L.P.

               PROXY VOTING POLICIES, GUIDELINES, AND PROCEDURES
- -----------------------------------------------------------------------------

I. PROXY VOTING POLICY

   Harris Associates L.P. ("Harris", "the Firm" or "we") believes that proxy voting rights are valuable portfolio assets and an important part of our investment process, and we exercise our voting responsibilities as a fiduciary solely with the goal of serving the best interests of our clients in their capacity as shareholders of a company. As an investment manager, Harris is primarily concerned with maximizing the value of its clients' investment portfolios. Harris has long been active in voting proxies on behalf of shareholders in the belief that the proxy voting process is a significant means of addressing crucial corporate governance issues and encouraging corporate actions that are believed to enhance shareholder value. We have a Proxy
Committee comprised of investment professionals that reviews and recommends policies and procedures regarding our proxy voting and ensures compliance with those policies.

   The proxy voting guidelines below summarize Harris' position on various issues of concern to investors and give a general indication of how proxies on portfolio securities will be voted on proposals dealing with particular issues.
We will generally vote proxies in accordance with these guidelines, except as otherwise determined by the Proxy Committee, unless the client has specifically instructed us to vote otherwise. These guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies vary, there may be instances when Harris may not vote in strict adherence to these guidelines. Our investment professionals, as part of their ongoing review and analysis of all portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Committee if they believe the economic interests of shareholders may warrant a vote contrary to these guidelines. In such cases, the Proxy Committee will determine how the proxies will be voted.

   In determining the vote on any proposal, the Proxy Committee will consider the proposal's expected impact on shareholder value and will not consider any benefit to Harris, its employees, its affiliates or any other person, other than benefits to the owners of the securities to be voted, as shareholders.

   Harris considers the reputation, experience and competence of a company's management when it evaluates the merits of investing in a particular company, and we invest in companies in which we believe management goals and shareholder goals are aligned. When this happens, by definition, voting with management is generally the same as voting to maximize the expected value of our investment.
Accordingly, on most issues, our votes are cast in accordance with management's recommendations. This does not mean that we do not care about corporate governance. Rather, it is confirmation that our process of investing with shareholder aligned management is working. Proxy voting is not always black and white, however, and reasonable people can disagree over some matters of business judgment. When we believe management's position on a particular issue is not in the best interests of our clients, we will vote contrary to management's recommendation.

II. VOTING GUIDELINES

   The following guidelines are grouped according to the types of proposals generally presented to shareholders.

BOARD OF DIRECTORS ISSUES

   Harris believes that boards should have a majority of independent directors and that audit, compensation and nominating committees should generally consist solely of independent directors.

    1. Harris will normally vote in favor of the slate of directors recommended by the issuer's board provided that a majority of the directors would be independent.

         Approved by the Proxy Voting Committee on February 11th, 2008

                                        1

                             Harris Associates L.P.

    2. Harris will normally vote in favor of proposals to require a majority of directors to be independent.

    3. Harris will normally vote in favor of proposals that audit, compensation and nominating committees consist solely of independent directors, and will vote against the election of non-independent directors who serve on those committees.

    4. Harris will normally vote in favor of proposals regarding director indemnification arrangements.

    5. Harris will normally vote against proposals advocating classified or staggered boards of directors.

    6. Harris will normally vote in favor of cumulative voting for directors.

AUDITORS

   Harris believes that the relationship between an issuer and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities such as financial statement preparation and tax-related services that do not raise any appearance of impaired independence.

    1. Harris will normally vote in favor of ratification of auditors selected by the board or audit committee, subject to the above.

    2. Harris will normally vote against proposals to prohibit or limit fees paid to auditors for all non-audit services, subject to the above.

    3. Harris will normally vote in favor of proposals to prohibit or limit fees paid to auditors for general management consulting services other than auditing, financial statement preparation and controls, and tax-related services.

EQUITY BASED COMPENSATION PLANS

   Harris believes that appropriately designed equity-based compensation plans approved by shareholders can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors.
However, we are opposed to plans that substantially dilute our ownership interest in the company, provide participants with excessive awards or have inherently objectionable structural features.

    1. Harris will normally vote against such plans where total potential dilution (including all equity-based plans) exceeds 15% of shares outstanding.

    2. Harris will normally vote in favor of plans where total potential dilution (including all equity-based plans) does not exceed 15% of shares outstanding.

    3. Harris will normally vote in favor of proposals to require expensing of options.

    4. Harris will normally vote against proposals to permit repricing of underwater options.

    5. Harris will normally vote against shareholder proposals that seek to limit directors' compensation to common stock.

    6. Harris will normally vote in favor of proposals for employee stock purchase plans, so long as shares purchased through such plans are sold at no less than 85% of current market value.

CORPORATE STRUCTURE AND SHAREHOLDER RIGHTS

   Harris generally believes that all shareholders should have an equal voice and that barriers which limit the ability of shareholders to effect change and to realize full value are not desirable.

    1. Harris will normally vote in favor of proposals to authorize the repurchase of shares.

         Approved by the Proxy Voting Committee on February 11th, 2008

                                        2

                             Harris Associates L.P.

    2. Harris will normally vote against proposals creating or expanding supermajority voting rights.

    3. Harris will normally vote against the adoption of poison pill plans.

    4. Harris will normally vote in favor of proposals for stock splits and reverse stock splits.

    5. Harris will normally vote against proposals to authorize different classes of stock with different voting rights.

    6. Harris will normally vote against proposals to increase authorized shares with preemptive rights if the increase is greater than 100% of currently issued shares.

    7. Harris will normally vote for proposals to increase authorized shares with preemptive rights if the increase is less than 100% of currently issued shares.

    8. Harris will normally vote against proposals to increase authorized shares without preemptive rights if the increase is greater than 20% of currently issued shares.

    9. Harris will normally vote for proposals to increase authorized shares without preemptive rights if the increase is less than 20% of currently issued shares.

ROUTINE CORPORATE MATTERS

   Harris will generally vote in favor of routine business matters such as approving a motion to adjourn the meeting, declaring final payment of dividends, approving a change in the annual meeting date and location, approving the minutes of a previously held meeting, receiving consolidated financial statements, change of corporate name and similar matters. However, to the extent that the voting recommendation of Institutional Investor Services ("ISS"), the
Firm's proxy voting service provider, opposes the issuer's management on the routine matter, the proposal will be submitted to the Proxy Committee for determination.

SOCIAL RESPONSIBILITY ISSUES

   Harris believes that matters related to a company's day-to-day business operations are primarily the responsibility of management and should be reviewed and supervised solely by the company's board of directors. Harris is focused on maximizing long-term shareholder value and will typically vote against shareholder proposals requesting that a company disclose or amend certain business practices unless we believe a proposal would have a substantial positive economic impact on the company.

CERTAIN OTHER ISSUES

   Harris may also maintain Supplemental Proxy Voting Guidelines to address certain proposals that are not as enduring as those listed above, but yet may be presented repeatedly by issuers during a given proxy season. For example, companies in a particular industry or country may be affected by a change in the law that requires them to submit a one-time proxy proposal during the proxy season. The Proxy Committee will determine which proposals will be included on the list of Supplemental Proxy Voting Guidelines, and will update the list as needed. The Proxy Committee will provide the list to research analysts and the
Proxy Administrator.

III. VOTING SHARES OF FOREIGN ISSUERS

   Because foreign issuers are incorporated under the laws of countries outside the United States, protection for and disclosures to shareholders may vary significantly from jurisdiction to jurisdiction. Laws governing foreign

         Approved by the Proxy Voting Committee on February 11th, 2008

                                        3

                             Harris Associates L.P.

issuers may, in some cases, provide substantially less protection for shareholders. As a result, the foregoing guidelines, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for foreign issuers. Harris will generally vote proxies of foreign issuers in accordance with the foregoing guidelines where appropriate.

   In some non-U.S. jurisdictions, sales of securities voted may be prohibited for some period of time, usually between the record and meeting dates ("share blocking"). Since these time periods are usually relatively short in light of our long-term investment strategy, in most cases, share blocking will not impact our voting decisions. However, there may be occasions where the loss of investment flexibility resulting from share blocking will outweigh the benefit to be gained by voting.

IV. CONFLICTS OF INTEREST

   The Proxy Committee, in consultation with the Legal and Compliance
Departments, is responsible for monitoring and resolving possible material conflicts of interest with respect to proxy voting. A conflict of interest may exist, for example, when: (i) proxy votes regarding non-routine matters are solicited by an issuer who has an institutional separate account relationship with Harris or Harris is actively soliciting business from the issuer; (ii) when we are aware that a proponent of a proxy proposal has a business relationship with Harris or Harris is actively soliciting such business (E.G., an employee group for which Harris manages money); (iii) when we are aware that Harris has business relationships with participants in proxy contests, corporate directors or director candidates; or (iv) when we are aware that a Harris employee has a personal interest in the outcome of a particular matter before shareholders
(E.G., a Harris executive has an immediate family member who serves as a director of a company). Any employee with knowledge of any conflict of interest relating to a particular proxy vote shall disclose that conflict to the Proxy
Committee. In addition, if any member of the Proxy Committee has a conflict of interest, he or she will recuse himself or herself from any consideration of the matter, and an alternate member of the committee will act in his or her place.

   Harris is committed to resolving any such conflicts in its clients'
collective best interest, and accordingly, we will vote pursuant to the
Guidelines set forth in this Proxy Voting Policy when conflicts of interest arise. However, if we believe that voting in accordance with a Guideline is not in the best interest of our clients under the particular facts and circumstances presented, or if the proposal is not addressed by the Guidelines, then we will vote in accordance with the guidance of ISS. If ISS has not provided guidance with respect to the proposal or if we believe the recommendation of ISS is not in the best interests of our clients, then the Proxy Committee will refer the matter to (1) the Executive Committee of the Board of Trustees of Harris
Associates Investment Trust for a determination of how shares held in The
Oakmark Funds will be voted, and (2) the Proxy Voting Conflicts Committee consisting of Harris' General Counsel, Chief Compliance Officer and Chief
Financial Officer for a determination of how shares held in all other client accounts will be voted. Each of those committees will keep a written record of the basis for its decision.

V. VOTING PROCEDURES

   The following procedures have been established with respect to the voting of proxies on behalf of all clients, including mutual funds advised by Harris, for which Harris has voting responsibility.

   PROXY VOTING COMMITTEE. The Proxy Voting Committee (the "Committee") is
responsible for recommending proxy voting guidelines, establishing and maintaining policies and procedures for proxy voting, and ensuring compliance with these policies and procedures. The Committee consists of three investment

         Approved by the Proxy Voting Committee on February 11th, 2008

                                        4

                             Harris Associates L.P.

professionals: one domestic portfolio manager, one domestic research analyst, and one international research analyst. Committee members serve for three years with members replaced on a rotating basis. New Committee members are nominated by the Committee and confirmed in writing by Harris' Chief Executive Officer.
The Committee also has two alternate members (one domestic analyst and one international analyst) either of who may serve in the absence of a regular member of the Committee.

   PROXY ADMINISTRATOR. The Proxy Administrator is an employee of Harris reporting to the Chief Compliance Officer and is responsible for ensuring that all votes are placed with the proxy voting service provider and that all necessary records, as appropriate, are maintained reflecting such voting.

   PROXY VOTING SERVICE PROVIDER. Harris has engaged ISS, an independent proxy voting service provider, to assist in voting proxies. ISS provides the Firm with information concerning shareholder meetings, electronic voting, recordkeeping and reporting services, research with respect to companies, and proxy voting guidance and recommendations.

   VOTING DECISIONS. As described in the Proxy Voting Policy above, the Firm has established proxy voting guidelines, including supplemental proxy voting guidelines, on various issues. We will generally vote proxies in accordance with these guidelines except as otherwise determined by the Proxy Committee. The
Proxy Administrator, or designated back-up, is responsible for alerting the
Firm's research analyst who follows the company about the proxy proposals. If the analyst believes the proxy should be voted in accordance with the
Guidelines, he or she will vote the proposal accordingly and indicate his or her initials in the appropriate location of the electronic ballot and submit the vote for further processing by the Proxy Administrator. If the analyst believes the proxy should be voted contrary to the Guidelines, he or she will submit the proposal, along with his or her recommended vote and ISS's recommended vote, if any, to the Proxy Committee, which reviews the proposal and the analyst's recommendation and makes a voting decision by majority vote. If a proposal is not explicitly addressed by the Guidelines but the analyst agrees with the voting recommendation of ISS regarding that proposal, he or she will vote the proxy in accordance with such recommendation and indicate his or her initials in the appropriate location of the electronic ballot and submit the vote for further processing by the Proxy Administrator. If a proposal is not explicitly addressed by the Guidelines and the analyst believes the proxy should be voted contrary to the ISS recommendation, he or she will submit the proposal, along with his or her recommended vote and ISS's recommended vote to the Proxy
Committee, which reviews the proposal and the analyst's recommendation and makes a voting decision by majority vote. If neither the Guidelines nor ISS address the proxy proposal, the analyst will submit the proposal and his or her recommended vote to the Proxy Committee, which makes a voting decision by majority vote. That Proxy Committee decision is reflected in the electronic ballot.

   In the case where securities that are not on the Firm's Approved Lists of domestic, international or small cap securities are held in managed accounts, the Proxy Administrator, or designated back-up, will vote all shares in accordance with the Firm's guidelines or, if the guidelines do not address the particular issue, in accordance with the guidance of ISS.

   In the case of a conflict of interest, the Proxy Administrator will vote in accordance with the procedures set forth in the Conflicts of Interest provisions described above.

   VOTING BALLOTS. For shares held in The Oakmark Funds and other client accounts, the MIS Department sends a daily holdings file to ISS detailing the holdings in the Funds and other client accounts. ISS is responsible for reconciling this information with the information it receives from the custodians and escalating any

         Approved by the Proxy Voting Committee on February 11th, 2008

                                        5

                             Harris Associates L.P.

discrepancies to the attention of the Proxy Administrator. The Proxy
Administrator works with ISS and custodians to resolve any discrepancies to ensure that all shares entitled to vote are voted.

   RECORDKEEPING AND REPORTING. Much of Harris' recordkeeping and reporting is maintained electronically on ISS's systems. In the event that records are not held electronically within ISS's system, Harris will maintain records of proxy voting proposals received, records of votes cast on behalf of clients, and any documentation material to a proxy voting decision as required by law. Upon request, or on an annual basis for ERISA accounts, Harris will provide clients with the proxy voting record for that client's account. Beginning in August
2004, on an annual basis, Harris will make available the voting record for The
Oakmark Funds for the previous one-year period ended June 30/th/ on The Oakmark
Funds website.

         Approved by the Proxy Voting Committee on February 11th, 2008

                                        6

                      PROXY VOTING POLICIES AND PROCEDURES
                             As of January 31, 2008

Proxy voting is an important right of shareholders, and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When ING Clarion Real Estate Securities ("ING CRES") has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

ING CRES has engaged Risk Metrics Group ("RMG") to provide services with respect to proxy voting, including the tracking of proxies received for clients, providing notice to ING CRES concerning dates votes are due, the actual casting of ballots and recordkeeping. It is important to recognize that the ability for
RMG and ING CRES to process proxy voting decisions in a timely manner is contingent in large part on the custodian banks holding securities for ING CRES clients. On a daily basis, ING CRES provides RMG with a list of securities held in each account over which ING CRES has voting authority. In addition, ING CRES provides RMG with its proxy voting guidelines.

Voting decisions remain within the discretion of ING CRES. On a daily basis, ING
CRES reviews an online system maintained by RMG in order to monitor for upcoming votes. When a pending vote is identified, the appropriate analyst reviews the ballots, along with supplemental information about the vote provided by RMG and
- if available - other research providers employed by ING CRES. The analyst makes the voting decision. If the analyst votes in contravention of the ING CRES proxy voting guidelines, the analyst's decision must be approved by a senior member of the investment team based on completion of the applicable form containing an explanation documented by the analyst outlining the voting rationale. The Chief Compliance Officer must ensure that the appropriate approval has been received and evidence such review by signature.

Except as otherwise noted, operation of the proxy voting process is coordinated by trade settlement operations. Compliance is responsible for oversight of and testing of the process. As noted above, RMG provides recordkeeping services, including retaining a copy of each proxy statement received and each vote cast.
This information is available to ING CRES upon request.

For the accounts over which ING CRES maintains proxy voting authority, ING CRES will vote proxies in accordance with its proxy voting guidelines. ING CRES may, in certain circumstances, voluntarily adhere to guidelines established by its clients if doing so can be accomplished within the proxy voting process through
RMG as described above. Otherwise, ING CRES will not accept proxy voting authority to the extent clients wish to impose voting guidelines different from those of ING CRES. As the responsibility for proxy voting is defined at the outset of the client relationship (and documented in the Investment Management
Agreement), ING CRES does not anticipate any confusion on the part of its clients in this respect.

ING CRES will identify any conflicts that exist between the interests of ING
CRES and its clients. This examination will include a review of the relationship of ING CRES with the companies comprising the firm's investable universe to determine if the issuer is a client of ING CRES or has some other relationship with the firm. If a material conflict exists, Clarion will determine whether voting in accordance with its voting guidelines is in the best interests of its clients (or particular affected clients). ING CRES will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income
Security Act of 1974, as amended ("ERISA Clients"), will give the clients the opportunity to vote their proxies themselves. In the case of ERISA Clients, if the Investment Management Agreement reserves to the ERISA Client the authority to vote proxies when ING CRES determines it has a material conflict that affects its best judgment as an ERISA fiduciary, ING CRES will give the ERISA Client the opportunity to vote the proxies themselves.

ING CRES will maintain files relating to its proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept on site. These files will include (1) copies of the proxy voting policies and procedures and any amendments thereto, (2) a copy of any document Clarion created that was material to making a decision how to vote proxies or that memorializes that decision, and
(3) a copy of each written client request for information on how Clarion voted such client's proxies and a copy of any written response to any (written or oral) client request for information on how ING CRES voted its proxies.

Clients may contact the Chief Compliance Officer, William Zitelli, via e-mail at
william.zitelli@ingclarion.com, or telephone (610) 995-8935, to obtain a copy of these policies and procedures (and, if desired, the firm's proxy voting guidelines) or to request information on the voting of such client's proxies. A written response will list, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon, and (3)
how ING CRES voted the client's proxy.

                          JANUS CAPITAL MANAGEMENT LLC

                             Proxy Voting Procedures
                                  February 2008

   The following represents the procedures for Janus Capital Management LLC
("Janus") with respect to the voting of proxies on behalf of all clients, including mutual funds advised by Janus, for which Janus has voting responsibility and the keeping of records relating to proxy voting.

   GENERAL POLICY. Janus votes proxies in the best interest of its clients.
Janus will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service (as hereinafter defined)). Janus will only accept direction from a client to vote proxies for that client's account pursuant to: 1) the Janus Capital Management
LLC Proxy Voting Guidelines ("Guidelines"); 2) the recommendations of The Risk
Metrics Group, formerly known as Institutional Shareholder Services (the "Proxy
Voting Service"); or 3) the recommendations of the Proxy Voting Service under their Proxy Voter Services program.

   ERISA PLAN POLICY. On behalf of client accounts subject to ERISA, Janus seeks to discharge its fiduciary duty by voting proxies solely in the best interest of the participants and beneficiaries of such plans. Janus recognizes that the exercise of voting rights on securities held by ERISA plans for which Janus has voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence. In voting proxies for ERISA accounts, Janus will exercise its fiduciary responsibility to vote all proxies for shares for which it has investment discretion as investment manager unless the power to vote such shares has been retained by the appointing fiduciary as set forth in the documents in which the named fiduciary has appointed Janus as investment manager.

   PROXY VOTING COMMITTEE. The Janus Proxy Voting Committee (the "Committee")
develops Janus' positions on all major corporate issues, creates guidelines and oversees the voting process. The Committee is comprised of the Vice President of
Investment Accounting, the Assistant Vice President of Compliance, and a
Portfolio Management representative (or their designees). Internal legal counsel serves as a consultant to the Committee and is a non-voting member. A quorum is required for all Committee meetings. In creating proxy voting recommendations, the Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders' interests. Once the Committee establishes its recommendations, they are distributed to Janus' portfolio managers/1/ for review and comment. Following portfolio manager input on the recommendations, they are implemented as the Guidelines. While the Committee sets the Guidelines and serves as a resource for Janus portfolio management, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund or any investment advisory client. The portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Guidelines. However, a portfolio manager may choose to vote contrary to the Guidelines. When portfolio managers cast votes which are contrary to the Guidelines, the manager is required to document the reasons in writing for the Committee. In many cases, a security may be held by multiple portfolio managers. Portfolio managers are not required to cast consistent votes. Annually the Janus Funds Board of Trustees, or a committee thereof, will review Janus' proxy voting process, policies and voting records.

   INVESTMENT ACCOUNTING GROUP. The Investment Accounting Group is responsible for administering the proxy voting process as set forth in these procedures and the Guidelines. The Proxy Administrator in the Investment Accounting Group works with the Proxy Voting Service and is responsible for ensuring that all meeting notices are reviewed against the Guidelines and proxy matters are communicated to the portfolio managers and analysts for consideration pursuant to the
Guidelines.

- --------
/1/  All references to portfolio managers include assistant portfolio managers.

   VOTING AND USE OF PROXY VOTING SERVICE. Janus has engaged an independent proxy voting service, the Proxy Voting Service, to assist in the voting of proxies. The Proxy Voting Service is responsible for coordinating with the clients' custodians to ensure that all proxy materials received by the custodians relating to the clients' portfolio securities are processed in a timely fashion. In addition, the Proxy Voting Service is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Janus upon request.

   To the extent applicable, the Proxy Voting Service will process all proxy votes in accordance with the Guidelines. Portfolio managers may decide to vote their proxies consistent with the Guidelines and instruct the Proxy
Administrator to vote all proxies accordingly. In such cases, he or she may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose to only sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the
Guidelines. In all cases, the portfolio managers may elect to receive a weekly report summarizing all proxy votes in his or her client accounts. The Proxy
Administrator is responsible for maintaining this documentation. If the Proxy
Administrator does not receive a voting instruction from a Portfolio Manager, and the Guidelines require Portfolio Manager input on the issue, the vote will be cast by the Chief Investment Officer(s) or the Director of Research.

   The Proxy Voting Service will refer proxy questions to the Proxy
Administrator for instructions under circumstances where: (1) the application of the Guidelines is unclear; (2) the proxy question relates to a company and/or issue in which the Proxy Voting Services does not have research, analysis and/or a recommendation available, or (3) the Guidelines call for Janus portfolio manager input. The Proxy Administrator solicits feedback from the Portfolio
Manager or the Committee as required. Janus also utilizes research services relating to proxy questions provided by the Proxy Voting Service.

   PROCEDURES FOR PROXY ISSUES OUTSIDE THE GUIDELINES. In situations where the
Proxy Voting Service refers a proxy question to the Proxy Administrator, the
Proxy Administrator will consult with the portfolio manager regarding how the shares will be voted. The Proxy Administrator will refer such questions, through a written request, to the portfolio manager(s) who hold(s) the security for a voting recommendation. The Proxy Administrator may also refer such questions, through a written request to any member of the Committee, but the Committee cannot direct the Proxy Administrator how to vote. If the proxy issue raises a conflict of interest (see Conflict of Interest discussion below), the portfolio manager will document how the proxy should be voted and the rationale for such recommendation. If the portfolio manager has had any contact with persons outside of Janus (excluding routine communications with proxy solicitors)
regarding the proxy issue, the portfolio manager will disclose that contact to the Committee. The Committee will review the portfolio manager's voting recommendation. If the Committee believes a conflict exists and that the portfolio manager's voting recommendation is not in the best interests of the shareholders, the Committee will refer the issue to the Janus Chief Investment
Officer(s) (or the Director of Research in his/her absence) to determine how to vote.

   PROCEDURES FOR VOTING JANUS "FUND OF FUNDS". Janus advises certain portfolios or "fund of funds" that invest in other Janus funds. From time to time, a fund of funds may be required to vote proxies for the underlying Janus funds in which it is invested. Accordingly, if an underlying Janus fund submits a matter to a vote of its shareholders, votes for and against such matters on behalf of the owner fund of funds will be cast in the same proportion as the votes of the other shareholders in the underlying fund (also know as "echo-voting").

   CONFLICTS OF INTEREST. The Committee is responsible for monitoring and resolving possible material conflicts with respect to proxy voting. Because the
Guidelines are pre-determined and designed to be in the best interests of shareholders, application of the Guidelines to vote client proxies should, in most cases, adequately address any possible conflicts of interest. In instances where a portfolio manager proposes to vote a proxy inconsistent with the
Guidelines, the Committee will review the proxy votes to determine whether the portfolio manager's voting rationale appears reasonable and no material conflict exists.

                                        2

   A conflict of interest may exist, for example, if Janus has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. In addition, any portfolio manager with knowledge of a personal conflict of interest (i.e., a family member in a company's management) relating to a particular referral item shall disclose that conflict to the Committee and may be required to recuse himself or herself from the proxy voting process.
Issues raising possible conflicts of interest are referred by the Proxy
Administrator to the Committee for resolution. If the Committee does not agree that the portfolio manager's rationale is reasonable, the Committee will refer the matter to the Chief Investment Officer(s) (or the Director of Research) to
vote the proxy.

   If a matter is referred to the Chief Investment Officer(s) (or the Director of Research) the decision made and basis for the decision will be documented by the Committee.

   REPORTING AND RECORD RETENTION. Upon request, on an annual basis, Janus will provide its non-mutual fund clients with the proxy voting record for that client's account. On an annual basis, Janus will provide its proxy voting record for each proprietary mutual fund for the one-year period ending on June 30/th/
on Janus' website.

   Janus retains proxy statements received regarding client securities, records of votes cast on behalf of clients, records of client requests for proxy voting information and all documents prepared by Janus regarding votes cast in contradiction to the Janus Guidelines. In addition, any document prepared by
Janus that is material to a proxy voting decision such as the Guidelines, Proxy
Voting Committee materials and other internal research relating to voting decisions will be kept. Proxy statements received from issuers are either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation are retained for a minimum of 6 years.

                                        3

February 2008

                          JANUS CAPITAL MANAGEMENT LLC
                             PROXY VOTING GUIDELINES

   The Janus Proxy Voting Guidelines (the "Guidelines") below summarize Janus
Capital Management LLC's ("Janus") positions on various issues of concern to investors and give a general indication of how portfolio securities will be voted on proposals dealing with particular issues. The Guidelines, together with the Janus Proxy Voting Procedures (the "Procedures"), will be used for voting proxies on behalf of all Janus clients (including mutual funds) for which Janus has voting authority. Janus will only accept direction from a client to vote proxies for that client's account pursuant to: 1) the Guidelines; 2) the recommendations of the Risk Metrics Group, formerly known as Institutional
Shareholder Services (the "Proxy Voting Service"); or 3) the recommendations of the Proxy Voting Service under their Proxy Voter Services program.

   Janus has retained the services of the Proxy Voting Service, an industry expert in proxy issues and corporate governance matters. The Proxy Voting
Service provides Janus with in-depth analysis and recommendations on complex proxy issues. While Janus attempts to apply the following Guidelines to proxy proposals, Janus reserves the right to use the Proxy Voting Service's expertise and recommendations on more complex issues, including: executive compensation, foreign issuer proxies, and proposals that may not otherwise be addressed by the
Guidelines. The Proxy Voting Service is instructed to vote all proxies relating to portfolio securities in accordance with these Guidelines, except as otherwise instructed by Janus. The Proxy Voting Service, may not, in all instances, have or provide research, analysis and recommendations on proxy issues. For example, the Proxy Voting Service may not provide such analysis and research for privately held companies. In such instances, the Proxy Administrator shall refer such proxy proposal to the portfolio manager.

   The Guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Janus may not vote in strict adherence to the Guidelines. In addition, Janus portfolio managers and assistant portfolio managers are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders and notifying the Proxy
Administrator in the Investment Accounting Group of circumstances where the interests of Janus' clients may warrant a vote contrary to the Guidelines. In such instances, the portfolio manager or assistant portfolio manager will submit a written rationale to the Proxy Voting Committee. The Proxy Voting Committee
reviews the rationale to determine: i) whether the rationale appears reasonable;
and ii) whether any business relationship with the issuer of the proxy could have created a conflict of interest influencing the vote (see Procedures for additional Conflicts of Interest details).

   In many foreign markets, shareholders who vote proxies for shares of a foreign issuer are not able to trade in that company's stock within a given period of time on or around the shareholder meeting date. This practice is known as "share blocking." In countries where share blocking is practiced, Janus will only vote proxies if the portfolio manager or assistant portfolio manager determines that the shareholder benefit of voting the proxies outweighs the risk of not being able to sell the securities. In addition, international issuers may be subject to corporate governance standards and a proxy solicitation process that substantially differs from domestic standards and practices. Janus will generally vote international issuer proxies using the Guidelines unless; the application of the Guidelines is inconsistent with corporate governance standards and practices in the foreign market, in which case Janus may refer to the research, analysis and recommendations provided by the Proxy Voting Service.

   The Janus funds participate in a securities lending program under which shares of an issuer may be on loan while that issuer is conducting a proxy solicitation. Generally, if shares of an issuer are on loan during a proxy solicitation, a fund cannot vote the shares. Janus fund managers have discretion to instruct the Proxy Administrator to pull back lent shares before proxy record dates and vote proxies.

                                        1

   In circumstances where the Janus funds held a security as of record date, but
Janus sells its holdings prior to the shareholder meeting, Janus will abstain from voting that proxy.

   The following guidelines are grouped according to the types of proposals generally presented to shareholders.

Board of Directors Issues

   The quality of management is a key consideration in the decision to invest in a company. Because management is in the best possible position to evaluate the qualifications and needs of a particular board, Janus considers the recommendation of management to be an important factor in making these decisions.

    1. For domestic market and applicable foreign market issuers, Janus will generally vote in favor of slates of director candidates that have a majority of independent directors (as determined by the Proxy Voting Service) and oppose slates of director candidates that do not have a majority independent director.

    2. After taking into consideration country-specific practices, Janus will generally vote in favor of uncontested director candidates, unless they:

    . attend less than 75% of the board and committee meetings without a valid excuse;

    . ignore or otherwise fail to support shareholder proposals that are approved by a majority of the shares outstanding;

    . are non-independent directors and sit on the audit, compensation or nominating committees;

    . are non-independent directors and the board does not have an audit, compensation, or nominating committees;

    . are audit committee members and the non-audit fees paid to the auditor are excessive (as determined by the Proxy Voting Service);

    . are audit committee members and the company has been deemed to have serious material weaknesses in its internal controls (as determined by the
  Proxy Voting Service);

    . serve as directors on an excessive number of boards ("Overboarded") (as determined by the Proxy Voting Service); or

    . are compensation committee members and the company has poor compensation practices (as determined by the Proxy Voting Service).

    3. Janus will evaluate proposals relating to contested director candidates and/or contested slates of directors on case-by-case basis./*/

    4. Janus will generally vote in favor of proposals to increase the minimum number of independent directors.

    5. Janus believes that attracting qualified director candidates is important to overall company success and effective corporate governance. As such, Janus will generally vote in favor of proposals regarding director indemnification arrangements.

    6. Janus will generally vote in favor of proposals to increase the size of a board of directors so long as the board has a majority independent directors.

    7. If the purpose of the proposal is to promote anti-takeover measures,
  Janus will generally vote against proposals relating to decreasing the size of a board of directors.

    8. Janus will generally vote against proposals advocating classified or staggered boards of directors.

    9. Janus will generally vote with management regarding proposals to declassify a board.

                                        2

    10. Janus will generally vote in favor of proposals to separate the role of the Chairman from the role of the CEO.

Auditors

    11. Janus will vote in favor of proposals asking for approval of auditors, unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive (as determined by the Proxy Voting Service); or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position.

    12. Janus will evaluate proposals relating to contested auditors on a case-by-case basis./*/

    13. Janus will generally vote in favor of proposals to appoint internal statutory auditors.

Equity Based Compensation Plans

   Equity based compensation plans are important tools in attracting and retaining desirable employees. Janus believes these plans should be carefully applied with the intention of maximizing shareholder value. With this in mind,
Janus will evaluate proposals relating to executive and director compensation plans on a case-by-case basis.

   Janus will assess the potential cost of an equity based compensation plan using the research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan and identify factors that demonstrate good stewardship of investors' interests regarding executive compensation. The Proxy Voting Service evaluates whether the estimated cost is reasonable by comparing the cost to an allowable cap. The allowable cap is industry-specific, market cap-based, and pegged to the average amount paid by companies performing in the top quartile of their peer groups. If the proposed cost is above the allowable cap, Janus will generally vote against the plan.

   In addition, Janus will generally oppose plans that:

    .  provide for re-pricing of underwater options;

    .  provide for automatic replenishment ("evergreen") or reload options;

    .  create an inconsistent relationship between long term share performance and compensation increases; and/or

    .  are proposed by management and do not demonstrate good stewardship of investors' interests regarding executive compensation (as determined by the Proxy Voting Service).

Other Compensation Related Proposals

    14. Janus will generally vote in favor of proposals relating to ESPPs--so long as shares purchased through plans are priced no less than 15% below market value.

    15. Janus will generally vote in favor of proposals requiring the expensing of options.

    16. Janus will generally oppose proposals requesting approval to make material amendments to equity based compensation plans without shareholder approval.

    17. Janus will generally oppose proposals regarding the re-pricing of underwater options.

    18. Janus will generally oppose proposals requesting approval of loans to officers, executives and board members of an issuer.

                                        3

    19. Janus will generally oppose proposals requesting approval of automatic share replenishment ("evergreen") features of equity based compensation plans.

    20. Janus will generally oppose the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period).

    21. Janus will vote in favor of proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval PRIOR to entering into employment contracts.

    22. Janus will vote on a case-by-case basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:

    .  The parachute should be less attractive than an ongoing employment opportunity with the firm;

    .  The triggering mechanism should be beyond the control of management; and

    .  The amount should not exceed three times base salary plus guaranteed benefits.

    23. Janus will generally vote in favor of proposals intended to increase long-term stock ownership by executives, officers and directors. These may include:

    .  requiring executive officers and directors to hold a minimum amount of stock in the company;

    .  requiring stock acquired through exercised options to be held for a certain period of time; and

    .  using restricted stock grants instead of options.

Other Corporate Matters

    24. Janus will generally vote in favor of proposals relating to the issuance of dividends and stock splits.

    25. Janus will generally vote against proposals regarding supermajority voting rights (for example to approve acquisitions or mergers).

    26. Janus will generally oppose proposals for different classes of stock with different voting rights.

    27. Janus will evaluate proposals relating to issuances with and without preemptive rights on a case-by-case basis. For foreign issuer proxies, Janus will solicit research from the Proxy Voting Service./*/

    28. Janus will generally vote against proposals seeking to implement measures designed to prevent or obstruct corporate takeovers (includes "poison pills").

    29. Janus will evaluate proposals seeking to increase the number of shares of common stock authorized for issue on a case-by-case basis. For domestic issuers, Janus will use quantitative criteria provided by the Proxy Voting
  Service to measure the reasonableness of the proposed share increase as compared against a measure of industry peers. For foreign issuer proxies,
  Janus will solicit research from the Proxy Voting Service.

    30. Janus will evaluate proposals regarding the issuance of debt, including convertible debt, on a case-by-case basis./*/

    31. Janus will generally vote in favor of proposals regarding the authorization of the issuer's Board of Directors to repurchase shares.

    32. Janus will evaluate plans of reorganization on a case-by-case basis./*/

    33. Janus will generally vote in favor of proposals regarding changes in the state of incorporation of an issuer.

    34. Janus will generally vote in favor of proposals regarding changes in company name.

    35. Janus will evaluate proposals relating to the continuance of a company on a case-by-case basis./*/

                                        4

    36. Janus will evaluate proposals regarding acquisitions, mergers, tender offers or changes in control on a case-by-case basis./*/

    37. Janus will generally oppose proposals to authorize preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the Board of Directors when the stock is issued ("blank check stock").

    38. Janus will generally vote in favor of proposals to lower the barriers to shareholder action (i.e., limited rights to call special meetings, limited rights to act by written consents).

    39. Janus will generally vote in favor of proposals to adopt cumulative voting unless otherwise recommended by the Proxy Voting Service.

    40. Janus will generally vote in favor of proposals to require that voting be confidential.

    41. Janus will generally oppose proposals requesting authorization of political contributions (mainly foreign).

    42. Janus will generally vote in favor of proposals relating to the administration of an annual shareholder meeting.

    43. Janus will vote against proposals to approve "other business" when it appears as voting item.

Shareholder Proposals

   Janus Capital is primarily concerned with the economic impact of shareholder proposals on a company's short and long-term share value. Janus will generally apply the Guidelines to shareholder proposals while weighing the following considerations:

    44. Janus will generally abstain from voting on shareholder proposals that relate to social, moral or ethical issues, or issues that place arbitrary constraints on the board or management of a company.

    45. For shareholder proposals outside the scope of the Guidelines, Janus will solicit additional research and a recommendation from the Proxy Voting
  Service. Janus will always reserve the right to over-ride a recommendation provided by the Proxy Voting Service.*

- --------
*  All discretionary votes of this nature are cast solely in the interests of shareholders and without regard to any other Janus relationship, business or otherwise.

                                        5

1

                                                                   November 2008

                             PROXY VOTING POLICY OF
                           LAZARD ASSET MANAGEMENT LLC
                                       AND
                     LAZARD ASSET MANAGEMENT (CANADA), INC.

A.  Introduction

                  Lazard Asset Management LLC and Lazard Asset Management
         (Canada), Inc. (together, "Lazard") provide investment management services for client accounts, including proxy voting services. As a fiduciary, Lazard is obligated to vote proxies in the best interests of its clients. Lazard has developed a structure that is designed to ensure that proxy voting is conducted in an appropriate manner, consistent with clients' best interests, and within the framework of this Proxy Voting Policy (the "Policy"). Lazard has adopted this Policy in order to satisfy its fiduciary obligation and the requirements of
         Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.

                  Lazard manages assets for a variety of clients, including
         individuals, Taft-Hartley plans, governmental plans, foundations and endowments, corporations, and investment companies and other collective investment vehicles. To the extent that proxy voting authority is delegated to Lazard, Lazard's general policy is to vote proxies on a given issue the same for all of its clients. This Policy is based on the view that Lazard, in its role as investment adviser, must vote proxies based on what it believes will maximize shareholder value as a long-term investor, and the votes that it casts on behalf of all its clients are intended to accomplish that objective. This Policy recognizes that there may be times when meeting agendas or proposals may create the appearance of a material conflict of interest for
         Lazard. When such a conflict may appear, Lazard will seek to alleviate the potential conflict by voting consistent with pre-approved guidelines or, in situations where the pre-approved guideline is to vote case-by-case, with the recommendation of an independent source.
         More information on how Lazard handles conflicts is provided in Section
         F of this Policy.

B.  Responsibility to Vote Proxies

                 Generally, Lazard is willing to accept delegation from its clients to vote proxies. Lazard does not delegate that authority to any other person or entity, but retains complete authority for voting all proxies on behalf of its clients. Not all clients delegate proxy-voting authority to Lazard, however, and Lazard will not vote proxies, or provide advice to clients on how to vote proxies, in the absence of a specific delegation of authority or an obligation under applicable law.
         For example, securities that are held in an investment advisory account for which Lazard exercises no investment discretion, are not voted by
         Lazard, nor are shares that a client has authorized their custodian bank to use in a stock loan program which passes voting rights to the party with possession of the shares.

         As discussed more fully in Section G of this Policy, there may be times when Lazard determines that it would be in the best interests of its clients to abstain from voting proxies.

C.  General Administration

                  1.  Overview

                  Lazard's proxy voting process is administered by its Proxy
         Operations Department ("ProxyOps"), which reports to Lazard's Chief
         Operations Officer. Oversight of the process is provided by Lazard's
         Legal and Compliance Department and by a Proxy Committee currently consisting of Managing Directors, portfolio managers and other investment personnel of Lazard. The Proxy Committee meets at least semi-annually to review this Policy and consider changes to it, as well as specific proxy voting guidelines (the "Approved Guidelines"), which are discussed below. Meetings may be convened more frequently (for example, to discuss a specific proxy agenda or proposal) as requested by the Manager of ProxyOps, any member of the Proxy Committee, or
         Lazard's General Counsel or Chief Compliance Officer. A representative of Lazard's Legal and Compliance Department must be present at all
         Proxy Committee meetings.

                  2.  Role of Third Parties

                  To assist it in its proxy-voting responsibilities, Lazard
         currently subscribes to several research and other proxy-related services offered by Institutional Shareholder Services, Inc. ("ISS"), one of the world's largest providers of proxy-voting services. ISS provides Lazard with its independent analysis and recommendation regarding virtually every proxy proposal that Lazard votes on behalf of its clients, with respect to both U.S. and non-U.S. securities.

          ISS provides other proxy-related administrative services to Lazard.
         ISS receives on Lazard's behalf all proxy information sent by custodians that hold securities of Lazard's clients. ISS posts all relevant information regarding the proxy on its password-protected website for Lazard to review, including meeting dates, all agendas and
         ISS' analysis. ProxyOps reviews this information on a daily basis and regularly communicates with representatives of ISS to ensure that all agendas are considered and proxies are voted on a timely basis. ISS also provides Lazard with vote execution, recordkeeping and reporting support services.

                  3.  Voting Process

                  Lazard's Proxy Committee has approved specific proxy voting guidelines regarding various common proxy proposals (the "Approved
         Guidelines"). As discussed more fully below in Section D of this
         Policy, depending on the proposal, an Approved Guideline may provide that Lazard should vote for or against the proposal, or that the proposal should be considered on a case-by-case basis.

                  Where the Approved Guideline for a particular type of proxy proposal is to vote on a case-by case basis, Lazard believes that input from a portfolio manager or research analysts with knowledge of the issuer and its securities (collectively, "Portfolio Management") is essential. Portfolio Management is, in Lazard's view, best able to evaluate the impact that the outcome on a particular proposal will have on the value of the issuer's shares. Consequently, the Manager of
         ProxyOps seeks Portfolio Management's recommendation on how to vote all such proposals. Similarly, with respect to certain Lazard strategies, as discussed more fully in Sections F and G below, the Manager of
         ProxyOps will consult with Portfolio Management to determine when it would be appropriate to abstain from voting.

                  In seeking Portfolio Management's recommendation, the Manager of ProxyOps provides ISS' recommendation and analysis. Portfolio
         Management provides the Manager of ProxyOps with its recommendation and the reasons behind it. ProxyOps will generally vote as recommended by
         Portfolio Management, subject to certain strategy- specific situations or situations where there may appear to be a material conflict of interest, in which case an alternative approach may be followed. (See
         Sections F and G below.) Depending on the facts surrounding a particular case-by-case proposal, or Portfolio Management's recommendation on a case-by-case proposal, the Manager of ProxyOps may consult with Lazard's Chief Compliance Officer or General Counsel, and
         may seek the final approval of the Proxy Committee regarding Portfolio
         Management's recommendation. If necessary, and in cases where there is a possibility of a split vote among Portfolio Management teams as described in Section G.1. below, a meeting of the Proxy Committee will be convened to discuss the proposal and reach a final decision on
         Lazard's vote.

                  Subject to certain strategy-specific situations, ProxyOps
         generally votes all routine proposals (described below) according to the Approved Guidelines. For non-routine proposals where the Approved
         Guideline is to vote for or against, ProxyOps will provide Portfolio
         Management with both the Approved Guideline, as well as ISS'
         recommendation and analysis. Unless Portfolio Management disagrees with the Approved Guideline for the specific proposal, ProxyOps will generally vote the proposal according to the Approved Guideline. If
         Portfolio Management disagrees, however, it will provide its reason for doing so. All the relevant information will be provided to the Proxy
         Committee members for a final determination of such non-routine items.
         It is expected that the final vote will be cast according to the
         Approved Guideline, absent a compelling reason for not doing so, and subject to situations where there may be the appearance of a material conflict of interest or certain strategy-specific situations, in which case an alternative approach may be followed. (See Sections F and G, below.)

D.  Specific Proxy Items

                  Shareholders receive proxies involving many different
         proposals. Many proposals are routine in nature, such as a non-controversial election of Directors or a change in a company's name. Others are more complicated, such as items regarding corporate governance and shareholder rights, changes to capital structure, stock option plans and other executive compensation issues, mergers and other significant transactions and social or political issues. Following are the Approved Guidelines for a significant proportion of the proxy proposals on which Lazard regularly votes. Of course, other proposals may be presented from time to time. Those proposals will be discussed with the Proxy Committee to determine how they should be voted and, if it is anticipated that they may re-occur, to adopt an Approved
         Guideline.

         Certain strategy-specific considerations may result in Lazard voting proxies other than according to Approved Guidelines, not voting shares at all, issuing standing instructions to ISS on how to vote certain proxy matters or other differences from how Lazard votes or handles its proxy voting. These considerations are discussed in more detail in Section G, below.

                  1.  Routine Items

                  Lazard generally votes routine items as recommended by the issuer's management and board of directors, and against any shareholder proposals regarding those routine matters, based on the view that management is in a better position to evaluate the need for them.
         Lazard considers routine items to be those that do not change the structure, charter, bylaws, or operations of an issuer in any way that is material to shareholder value. Routine items generally include:

     o    routine election or re-election of directors;

     o    appointment or election of auditors, in the absence of any controversy or conflict regarding the auditors;

     o    issues relating to the timing or conduct of annual meetings; and

     o    name changes.

                  2. Corporate Governance and Shareholder Rights Matters

                  Many proposals address issues related to corporate governance and shareholder rights. These items often relate to a board of directors and its committees, anti-takeover measures, and the conduct of the company's shareholder meetings.

                   a.  Board of Directors and Its Committees

                  Lazard votes in favor of provisions that it believes will
         increase the effectiveness of an issuer's board of directors. Lazard believes that in most instances, a board and the issuer's management are in the best position to make the determination how to best increase a board's effectiveness. Lazard does not believe that establishing burdensome requirements regarding a board will achieve this objective.
         Lazard has Approved Guidelines to vote:

     o    For the establishment of an independent nominating committee, audit committee or compensation committee of a board of directors;

     o    For a requirement that a substantial majority (e.g. 2/3) of a US or UK company's directors be independent;

     o    On a case-by-case basis regarding the election of directors where the board does not have independent "key committees" or sufficient independence;

     o    For proposals that a board's committees be comprised solely of independent directors or consist of a majority of independent directors;

     o    For proposals to limit directors' liability; broaden indemnification of directors; and approve indemnification agreements for officers and directors, unless doing so would affect shareholder interests in a specific pending or threatened litigation; or for indemnification due to negligence in these cases voting is on a case-by-case basis;

     o    For proposals seeking to de-classify a board and Against proposals seeking to classify a board;

     o    On a case-by-case basis on all proposals relating to cumulative voting;

     o    Against shareholder proposals, absent a demonstrable need, proposing the establishment of additional committees; and on a case-by-case basis regarding the establishment of shareholder advisory committees.

     o    Against shareholder proposals seeking union or special-interest representation on the board;

     o    Against shareholder proposals seeking to establish term limits or age limits for directors;

     o    On a case-by-case basis on shareholder proposals seeking to require that the issuer's chairman and chief executive officer be different individuals;

     o    Against shareholder proposals seeking to establish director stock-ownership requirements; and

     o    Against shareholder proposals seeking to change the size of a board, requiring women or minorities to serve on a board, or requiring two candidates for each board seat.

     b.   Anti-takeover Measures

     Certain proposals are intended to deter outside parties from taking control of a company. Such proposals could entrench management and adversely affect shareholder rights and the value of the company's shares. Consequently, Lazard has adopted Approved Guidelines to vote:

     o    Against proposals to adopt supermajority vote requirements, or increase vote requirements, for mergers or for the removal of directors;

     o    On a case-by-case basis regarding shareholder rights plans (also known as "poison pill plans") and For proposals seeking to require all poison pill plans be submitted to shareholder vote;

     o    Against proposals seeking to adopt fair price provisions and For proposals seeking to rescind them;

     o    Against "blank check" preferred stock; and

     o    On a case-by-case basis regarding other provisions seeking to amend a company's by-laws or charter regarding anti-takeover provisions.

          c.   Conduct of Shareholder Meetings

                  Lazard generally opposes any effort by management to restrict or limit shareholder participation in shareholder meetings, and is in favor of efforts to enhance shareholder participation. Lazard has therefore adopted Approved Guidelines to vote:

          o    Against proposals to adjourn meetings;

          o    Against proposals seeking to eliminate or restrict  shareholders'
               right to call a special meeting;

          o    For proposals providing for confidential voting;

          o    Against efforts to eliminate or restrict right of shareholders to act by written consent;

          o    Against proposals to adopt  supermajority vote  requirements,  or increase vote requirements, and

          o On a case-by-case basis on changes to quorum requirements.

          3.   Changes to Capital Structure

     Lazard receives many proxies that include proposals relating to a company's capital structure. These proposals vary greatly, as each one is unique to the circumstances of the company involved, as well as the general economic and market conditions existing at the time of the proposal. A board and management may have many legitimate business reasons in seeking to effect changes to the issuer's capital structure, including raising additional capital for appropriate business reasons, cash flow and market conditions. Lazard generally believes that these decisions are best left to management, absent apparent reasons why they should not be. Consequently, Lazard has adopted Approved Guidelines to vote:

          o    For management proposals to increase or decrease authorized common or preferred stock (unless it is believed that doing so is intended to serve as an anti-takeover measure);

          o    For stock splits and reverse stock splits;

          o    On a case-by-case basis on matters affecting  shareholder rights, such as amending votes-per-share;

          o    On a  case-by-case  basis on management  proposals to issue a new class of common or preferred shares;

          o    For management proposals to adopt or amend dividend  reinvestment plans;

          o    Against  changes  in  capital  structure  designed  to be used in poison pill plans; and

          o    On a case-by-case basis on proposals seeking to approve or amend stock ownership limitations or transfer restrictions.

          4. Stock Option Plans and Other Executive Compensation Issues

     Lazard supports efforts by companies to adopt compensation and incentive programs to attract and retain the highest caliber management possible, and to align the interests of a board, management and employees with those of shareholders. Lazard favors programs intended to reward management and employees for positive, long-term performance. However, Lazard will evaluate whether it believes, under the circumstances, that the level of compensation is appropriate or excessive. Lazard has Approved Guidelines to vote:

          o On a case-by-case basis regarding all stock option plans;

          o    Against   restricted   stock   plans  that  do  not  involve  any
               performance criteria;

          o    For employee stock purchase plans;

          o    On a case-by-case basis for stock appreciation rights plans;

          o    For deferred compensation plans;

          o    Against proposals to approve executive loans to exercise options;

          o    Against proposals to re-price underwater options;

          o    On a case-by-case basis regarding shareholder proposals to eliminate or restrict severance agreements, and For proposals to submit severance agreements to shareholders for approval; and
               Against proposals to limit executive compensation or to require executive compensation to be submitted for shareholder approval, unless, with respect to the latter submitting compensation plans for shareholder approval is required by local law or practice.

          5. Mergers and Other Significant Transactions

     Shareholders are asked to consider a number of different types of significant transactions, including mergers, acquisitions, sales of all or substantially all of a company's assets, reorganizations involving business combinations and liquidations. Each of these transactions is unique. Therefore,
Lazard's Approved Guideline is to vote on each of these transactions on a case-by-case basis.

          6.   Social and Political Issues

     Proposals involving social and political issues take many forms and cover a wide array of issues. Some examples are: adoption of principles to limit or eliminate certain business activities, or limit or eliminate business activities in certain countries; adoption of certain conservation efforts; reporting of charitable contributions or political contributions or activities; or the adoption of certain principles regarding employment practices or discrimination policies. These items are often presented by shareholders and are often opposed by the company's management and its board of directors.

     Lazard generally supports the notion that corporations should be expected to act as good citizens, but, as noted above, is obligated to vote on social and political proposals in a way that it believes will most increase shareholder value. As a result, Lazard has adopted Approved Guidelines to vote on a case-by-case basis for most social and political issue proposals. Lazard will generally vote for the approval of anti-discrimination policies.

E. Voting Non-U.S. Securities

     Lazard invests in non-U.S. securities on behalf of many clients. Laws and regulations regarding shareholder rights and voting procedures differ dramatically across the world. In certain countries, the requirements or restrictions imposed before proxies may be voted may outweigh any benefit that could be realized by voting the proxies involved. For example, certain countries restrict a shareholder's ability to sell shares for a certain period of time if the shareholder votes proxies at a meeting (a practice known as "share blocking"). In other instances, the costs of voting a proxy (i.e., by being required to send a representative to the meeting) may simply outweigh any benefit to the client if the proxy is voted. Generally, the Manager of ProxyOps will consult with Portfolio Management to determine whether they believe it is in the interest of the clients to vote the proxies. In these instances, the
Proxy Committee will have the authority to decide that it is in the best interest of its clients not to vote the proxies.

     There may be other instances where Portfolio Management may wish to refrain from voting proxies (See Section G.1. below). Due to the nature of the strategy, a decision to refrain from voting proxies for securities held by the Korea
Corporate Governance strategy managed by Lazard ("KCG"), certain Japanese securities or emerging market securities will generally be determined by
Portfolio Management. (See Section G.1. below.)

F.  Conflicts of Interest

         1.  Overview

     Lazard is required to vote proxies in the best interests of its clients. It is essential, therefore, that material conflicts of interest or the appearance of a material conflict be avoided.

     Potential conflicts of interest are inherent in Lazard's organizational structure and in the nature of its business. Following are examples of situations that could present a conflict of interest or the appearance of a conflict of interest:

          o    Lazard Freres & Co. LLC ("LF&Co."), Lazard's parent and a
               registered broker-dealer, or an investment banking affiliate has a relationship with a company the shares of which are held in accounts of Lazard clients, and has provided services to the company with respect to an upcoming significant proxy proposal
               (i.e., a merger or other significant transaction);

          o    Lazard serves as an investment adviser for a company the
               management of which supports a particular proposal, and shares of the company are held in accounts of Lazard clients;

          o    Lazard serves as an investment adviser for the pension plan of an organization that sponsors a proposal; or

          o    A Lazard employee who would otherwise be involved in the
               decision-making process regarding a particular proposal has a material relationship with the issuer or owns shares of the issuer.

          2. General Policy and Consequences of Violations

         All proxies must be voted in the best interest of each Lazard client, without any consideration of the interests of any other Lazard client (unrelated to the economic effect of the proposal being voted on share price), Lazard,
LF&Co. or any of their Managing Directors, officers, employees or affiliates.
ProxyOps is responsible for all proxy voting in accordance with this Policy after consulting with the appropriate member or members of Portfolio Management, the Proxy Committee and/or the Legal and Compliance Department. No other officers or employees of Lazard, LF&Co. or their affiliates may influence or attempt to influence the vote on any proposal. Doing so will be a violation of this Policy. Any communication between an officer or employee of LF&Co. and an officer or employee of Lazard trying to influence how a proposal should be voted is prohibited, and is a violation of this Policy. Violations of this Policy could result in disciplinary action, including letter of censure, fine or suspension, or termination of employment. Any such conduct may also violate state and Federal securities and other laws, as well as Lazard's client agreements, which could result in severe civil and criminal penalties being imposed, including the violator being prohibited from ever working for any organization engaged in a securities business. Every officer and employee of
Lazard who participates in any way in the decision-making process regarding proxy voting is responsible for considering whether they have a conflicting interest or the appearance of a conflicting interest on any proposal. A conflict could arise, for example, if an officer or employee has a family member who is an officer of the issuer or owns securities of the issuer. If an officer or employee believes such a conflict exists or may appear to exist, he or she should notify the Chief Compliance Officer immediately and, unless determined otherwise, should not continue to participate in the decision-making process.

          3.   Monitoring for Conflicts and Voting When a Material Conflict
               Exists

     Lazard monitors for potential conflicts of interest when it is possible that a conflict could be viewed as influencing the outcome of the voting decision. Consequently, the steps that Lazard takes to monitor conflicts, and voting proposals when the appearance of a material conflict exists, differ depending on whether the Approved Guideline for the specific item is to vote for or against, or is to vote on a case-by-case basis.

          a. Where Approved Guideline Is For or Against

     Most proposals on which Lazard votes have an Approved Guideline to vote for or against. Generally, unless Portfolio Management disagrees with the Approved
Guideline for a specific proposal, ProxyOps votes according to the Approved
Guideline. It is therefore necessary to consider whether an apparent conflict of interest exists where Portfolio Management disagrees with the Approved
Guideline. When that happens, the Manager of ProxyOps will use its best efforts to determine whether a conflict of interest or potential conflict of interest exists by inquiring whether the company itself, or the sponsor of the proposal is a Lazard client. If either is a Lazard client, the Manager of Proxy Ops will notify Lazard's Chief Compliance Officer, who will determine whether an actual or potential conflict exists.

If it appears that a conflict of interest exists, the Manager of ProxyOps will notify the Proxy Committee, who will review the facts surrounding the conflict and determine whether the conflict is material. Whether a conflict is "material"
will depend on the facts and circumstances involved. For purposes of this
Policy, the appearance of a material conflict is one that the Proxy Committee determines could be expected by a reasonable person in similar circumstances to influence or potentially influence the voting decision on the particular proposal involved.

If the Proxy Committee determines that there is no material conflict, the proxy will be voted as outlined in this Policy. If the Proxy Committee determines that a material conflict appears to exist, then the proposal will be voted according to the Approved Guideline.

          b. Where Approved Guideline Is Case-by-Case

         In situations where the Approved Guideline is to vote case-by-case and a material conflict of interest appears to exist, Lazard's policy is to vote the proxy item according to the recommendation of an independent source, currently
ISS. The Manager of ProxyOps will use his best efforts to determine whether a conflict of interest or a potential conflict of interest may exist by inquiring whether the sponsor of the proposal is a Lazard client. If the sponsor is a
Lazard client, the Manager of Proxy Ops will notify Lazard's Chief Compliance
Officer, who will determine whether some other conflict or potential conflict exists.

         If it appears that a conflict of interest exists, the Manager of
ProxyOps will notify the Proxy Committee, who will review the facts surrounding the conflict and determine whether the conflict is material. There is a presumption that certain circumstances will give rise to a material conflict of interest or the appearance of such material conflict, such as LF&Co. having provided services to a company with respect to an upcoming significant proxy proposal (i.e., a merger or other significant transaction). If the Proxy
Committee determines that there is no material conflict, the proxy will be voted as outlined in this Policy. If the Proxy Committee determines that a material conflict appears to exist, then the proposal will generally be voted according to the recommendation of ISS, however, before doing so, ProxyOps will obtain a written representation from ISS that it is not in a position of conflict with respect to the proxy, which could exist if ISS receives compensation from the proxy issuer on corporate governance issues in addition to the advice it provides Lazard on proxies. If ISS is in a conflicting position or if the recommendations of the two services offered by ISS, the Proxy Advisor Service and the Proxy Voter Service, are not the same, Lazard will obtain a recommendation from a third independent source that provides proxy voting advisory services, and will defer to the majority recommendation. If a recommendation for a third independent source is not available and ISS is not in a conflicting position, Lazard will follow the recommendation of ISS' Proxy
Advisor Service. In addition, in the event of a conflict that arises in connection with a proposal for a Lazard mutual fund, Lazard will either follow the procedures described above or vote shares for or against the proposal in proportion to shares voted by other shareholders.

G.       Other Matters

1.       Issues Relating to Management of Specific Lazard Strategies

         Due to the nature of certain strategies managed by Lazard, specifically its emerging markets and KCG strategies, there may be times when Lazard believes that it may not be in the best interests of its clients to vote in accordance with the Approved Guidelines, or to vote proxies at all. In certain markets, the fact that Lazard is voting proxies may become public information, and, given the nature of those markets, may impact the price of the securities involved. With respect to the KCG strategy, Lazard may simply require more time to fully understand and address a situation prior to determining what would be in the best interests of shareholders. In these cases ProxyOps will look to Portfolio
Management to provide guidance on proxy voting rather than vote in accordance with the Approved Guidelines.

         Additionally, particularly with respect to certain Japanese securities,
Lazard may not receive notice of a shareholder meeting in time to vote proxies for, or may simply be prevented from voting proxies in connection with, a particular meeting. Due to the compressed time frame for notification of shareholder meetings and Lazard's obligation to vote proxies on behalf of its clients, Lazard may issue standing instructions to ISS on how to vote on certain matters.

         Different strategies managed by Lazard may hold the same securities.
However, due to the differences between the strategies and their related investment objectives (e.g., the KCG strategy and an emerging-markets strategy), one Portfolio Management team may desire to vote differently than the other, or one team may desire to abstain from voting proxies while the other may desire to vote proxies. In this event, Lazard would generally defer to the recommendation of the KCG team to determine what action would be in the best interests of its clients. However, under unusual circumstances, the votes may be split between the two teams. In such event, a meeting of the Proxy Committee will be held to determine whether it would be appropriate to split the votes.

         2. Stock Lending

         As noted in Section B above, Lazard does not vote proxies for securities that a client has authorized their custodian bank to use in a stock loan program, which passes voting rights to the party with possession of the shares. Under certain circumstances, Lazard may determine to recall loaned stocks in order to vote the proxies associated with those securities. For example, if Lazard determines that the entity in possession of the stock has borrowed the stock solely to be able to obtain control over the issuer of the stock by voting proxies, Lazard may determine to recall the stock and vote the proxies itself. However, it is expected that this will be done only in exceptional circumstances. In such event, Portfolio Management will make this determination and ProxyOps will vote the proxies in accordance with the Approved
Guidelines.

H.    Review of Policy

         The Proxy Committee will review this Policy at least semi-annually to consider whether any changes should be made to it or to any of the Approved
Guidelines. Questions or concerns regarding the Policy should be raised with
Lazard's General Counsel or Chief Compliance Officer.

                 BATTERYMARCH FINANCIAL MANAGEMENT, INC.
                   PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

Batterymarch's primary focus and responsibility is to preserve and enhance its clients' investment returns. An integral part of this responsibility is encouraging good corporate governance practices by the companies we invest in through conscientiously exercising shareholder rights. We believe this will result in increased value for shareholders.

Batterymarch has adopted and implemented the following policies and procedures, which we believe are reasonably designed to ensure that Batterymarch's votes are cast in a consistent manner that place our clients' interests first.

Batterymarch's Proxy Voting Philosophy and Guidelines are an integral part of this document.

VOTING AND MONITORING RESPONSIBILITY

Batterymarch's Compliance Department is responsible for managing and monitoring proxy voting operations. Batterymarch has retained RiskMetrics Group's ISS
Governance Services unit ("ISS"), a recognized authority on proxy voting and corporate governance, to provide day-to-day proxy voting services, including, but not limited to, obtaining proxy ballots, providing vote recommendations, voting, recordkeeping and reporting. (RiskMetrics Group's ISS Governance
Services unit was formerly known as Institutional Shareholder Services.)
Batterymarch's compliance personnel are responsible for managing the relationship with ISS and ensuring that Batterymarch's fiduciary obligations are met.

VOTING AUTHORITY

Batterymarch assumes voting authority for all client accounts unless a client's
Investment Management Agreement explicitly states otherwise.

HOW PROXIES ARE VOTED

Batterymarch's policy is generally to vote in accordance with the recommendations of ISS. Voting will normally be conducted in accordance with
ISS's standard guidelines. However, a client may direct Batterymarch to vote in accordance with the guidelines of Taft-Hartley Advisory Services, an independent research team of ISS which focuses on the specific concerns of Taft-Hartley plans and which conform to the AFL-CIO Proxy Voting Guidelines. In instances where ISS has not made any recommendations with respect to a proxy, Batterymarch will generally vote in accordance with ISS's proxy voting guidelines.

Under certain circumstances, Batterymarch may believe that it will be in the best interests of clients to vote against ISS's recommendations or, in cases where ISS has not provided Batterymarch with any recommendations with respect to a proxy, to vote in contradiction with ISS's general proxy voting guidelines. In such cases, provided that Batterymarch's Compliance Department does not identify a material conflict of interest in overriding an ISS vote recommendation or voting against ISS's proxy voting guidelines, Batterymarch will override the voting recommendation of ISS.

Batterymarch will generally cast votes for all shares for which it has voting authority, unless the cost of voting is presumed to outweigh the benefit.
Batterymarch's policy regarding when it may not vote proxies is described below.

CONFLICTS OF INTEREST

Potential conflicts of interest may arise due to a variety of reasons that could affect how Batterymarch votes proxies. Batterymarch manages assets for a wide variety of clients that may have mutually exclusive goals regarding the outcome of a shareholders meeting. Batterymarch may have a conflict of interest when a company that is soliciting a proxy is an advisory client of Batterymarch, or when Batterymarch's employees have an interest in a proxy voting proposal that is at variance with the interests of Batterymarch's clients. With the ability to influence the outcome of a corporation's shareholder meeting comes the responsibility to prevent potential conflicts of interest from affecting the way we cast our votes. Batterymarch attempts to minimize material conflicts of interest by using pre-determined voting guidelines and by obtaining vote recommendations from ISS.

If one or more members of Batterymarch's investment teams believe that it will be in the best interests of clients to vote in contradiction with ISS's recommendations or, in cases where ISS has not provided Batterymarch with any recommendations with respect to a proxy, to vote in contradiction with ISS's general proxy voting guidelines, Batterymarch's Compliance Department will be responsible for identifying whether any proxy voting proposals present a conflict of interest. If such a proposal is identified, Batterymarch's compliance personnel will decide whether it presents a material conflict of interest.

If a conflict of interest is identified, proxy proposals that are "routine,"
such as uncontested elections of directors, meeting formalities, and approval of financial statements, generally will not result in a material conflict of interest. Material conflicts of interest are more likely to result from non-routine proxy proposals. Non-routine proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management
(e.g., stock option plans and retirement plans).

If Batterymarch's Compliance Department determines that a material conflict of interest exists, Batterymarch may vote the proposal in accordance with either the recommendations of (a) ISS, (b) another authorized person of Batterymarch if the material conflict of interest does not relate to such other person or
Batterymarch itself, or (c) each client whose portfolio includes the applicable security. If Batterymarch solicits instructions from clients on how to vote a proposal or proxy, Batterymarch may or may not disclose to such clients the nature of the conflict of interest.

WHEN BATTERYMARCH MAY NOT VOTE

Batterymarch generally does not vote proxies when it determines that the cost of voting outweighs the benefit of doing so. Voting in foreign markets typically incurs higher costs than voting in the U.S. Among the various costs associated with voting foreign shares are fees for translating meeting materials, custody fees, and charges for obtaining power of attorney documents. We have identified the most significant potential cost as the loss of liquidity connected with voting where share blocking restrictions apply.

Share blocking restrictions are designed to establish eligibility for voting and require that shares be blocked from trading for a period of time before and/or after a shareholder meeting. During the blocking period, any pending trades in blocked shares will not settle. Depending on the market, this period can last from one day to several weeks, assuming a quorum is achieved. If the first call for a meeting fails to meet quorum, it may be necessary to conduct a second or even third call, thereby extending the blocking period. If a sale of blocked shares must be executed to satisfy a client redemption request or is otherwise deemed desirable by Batterymarch, it will settle late and potentially be subject to interest charges or other punitive fees or practices such as automatic buy-in procedures.

Because of these inherent risks, we have decided not to vote when share blocking applies unless we determine that a particular proposal or series of proposals is likely to represent a substantial increase or decrease in shareholder value and/or rights. This decision will be based on the determination of
Batterymarch's investment personnel.

ISS sends a periodic report of securities that details the upcoming meetings where share blocking applies. Batterymarch's Compliance Department monitors these upcoming meetings, consults with Batterymarch investment team members responsible for investing in each market and arrives at a decision on whether or not to vote.

RECORDKEEPING AND REPORTING

ISS maintains complete records of all votes cast on behalf of each of
Batterymarch's client accounts, including the number of shares held, meeting date, type of meeting, management recommendation, and the rationale for each vote. ISS provides Batterymarch with periodic, customized reports for each client account for which Batterymarch votes proxies.

REQUESTS TO OBTAIN PROXY VOTING INFORMATION

Batterymarch provides proxy voting summary reports to clients for whom we exercise voting responsibility on an annual basis or more frequently, subject to such clients' reporting requirements. Batterymarch is able to provide such reporting either electronically or in hard copy format. Batterymarch also provides a copy of its proxy voting guidelines to clients upon request.

A log of client requests for proxy voting information and details on the fulfillment of those requests is maintained by Batterymarch's Compliance
Department.

Client requests for obtaining information about Batterymarch's proxy voting guidelines or information about how Batterymarch voted client securities, if applicable, can be obtained by contacting Batterymarch:

By mail

Batterymarch
Financial
Management,
Inc.
Attention:
Compliance
Department
John
Hancock
Tower
200 Clarendon Street, 49th Floor
Boston, Massachusetts 02116
USA

By telephone  (617) 266-8300

                     BATTERYMARCH FINANCIAL MANAGEMENT, INC.

                             PROXY VOTING PHILOSOPHY

Batterymarch recognizes that proxy voting is an integral part of its responsibilities as an investment manager. As a general principle, Batterymarch believes proxies should be voted solely in the best interests of its clients.
Batterymarch generally votes proxies with a view to enhancing the value of the securities held in client accounts; Batterymarch will generally vote in favor for any proposal that will maximize shareholder wealth or expand shareholder rights, and vote against any proposal that might decrease shareholder wealth or rights.

When Batterymarch is responsible for voting proxies, Batterymarch's policy is generally to vote in accordance with the recommendations of RiskMetrics Group's
ISS Governance Services unit ("ISS"), a recognized authority on proxy voting and corporate governance. (RiskMetrics Group's ISS Governance Services unit was formerly known as Institutional Shareholder Services.) Voting will normally be conducted in accordance with ISS's standard guidelines. However, a client may direct Batterymarch to vote in accordance with the guidelines of Taft-Hartley
Advisory Services, an independent research team of ISS which focuses on the specific concerns of Taft-Hartley plans and which conform to the AFL-CIO Proxy
Voting Guidelines. In instances where ISS has not made any recommendations with respect to a proxy, Batterymarch will generally vote in accordance with ISS's proxy voting guidelines.

                             PROXY VOTING GUIDELINES

In the absence of any specific direction from clients, proxy voting will normally be conducted in accordance with ISS's standard guidelines. The following attachments are concise summaries of ISS's standard proxy voting policy guidelines relating to domestic and global proxies.

                                RiskMetrics Group

                  U.S. Proxy Voting Guidelines Concise Summary
                       (Digest of Selected Key Guidelines)

                                January 15, 2009

 Copyright (C) 2009 by RiskMetrics Group.

The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of RiskMetrics 2009 proxy voting guidelines can be found in the Jan. 15, 2009, edition of the U.S. Proxy
Voting Manual.

 All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing
 Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005.
 RiskMetrics Group is a trademark used herein under license.

1. Operational Items:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

o    An auditor has a financial interest in or association with the company, a nd is therefore not independent;
o    There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position;
o    Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
o Fees for non-audit services ("Other" fees) are excessive.

Non-audit fees are excessive if:

o    Non-audit ("other") fees exceed audit fees + audit-related fees + tax compliance/preparation fees Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

o The tenure of the audit firm; o The length of rotation specified in the proposal; o Any significant audit-related issues at the company; o The number of
Audit Committee meetings held each year; o The number of financial experts serving on the committee; and
o Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors:

Voting on Director(1) Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITH HOLD(2) from individual directors who:

o   Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director's absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

- Degree to which absences were due to an unavoidable conflict;

--------------------------------

1 RiskMetrics' classification of directors can be found in U.S. Proxy Voting
Guidelines Summary. 2 In general, companies with a plurality vote standard use
"Withhold" as the valid opposition vote option in director elections; companies with a majority vote standard use "Against". However, it will vary by company and the proxy must be checked to determine the valid opposition vote for the particular company.

        -   Pattern of absenteeism; and

        -   Other extraordinary circumstances underlying the director's absence;

o    Sit on more than six public company boards;

o    Are CEOs of public companies who sit on the boards of more than two public companies besides their own- - withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

o    The company's proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

o    The company's poison pill has a dead-hand or modified dead-hand feature.
     Vote against/withhold every year until this feature is removed;

o    The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption
     (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

o    The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

o    The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

o    The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

o    At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

o    The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

o    The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company's four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors
(per the Classification of Directors below) when:

o    The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

o    The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

o    The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

o The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

o    The non-audit fees paid to the auditor are excessive;

o    The  company  receives  an  adverse  opinion  on  the  company's  financial statements from its auditor; or

o    There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company's efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the
Audit Committee who are responsible for the poor accounting practices, or the entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

o        There is a negative correlation between the chief executive's pay and company performance (see discussion under Equity Compensation Plans);

o        The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

o    The company fails to submit one-time transfers of stock options to a shareholder vote;

o    The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

o    The company has backdated options (see "Options Backdating" policy); The company has poor compensation practices (see "Poor Pay Practices" policy).
     Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman's position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

o        Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

          -    presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;
          -    serves  as  liaison  between  the  chairman  and the  independent directors;
          -    approves information sent to the board;
          -    approves meeting agendas for the board;
          -    approves  meeting  schedules  to assure that there is  sufficient time for discussion of all agenda items;
          -    has the authority to call meetings of the independent directors;
          -    if requested by major shareholders,  ensures that he is available for consultation and direct communication;

o    Two-thirds independent board;

o        All independent key committees;

o        Established governance guidelines;

o        A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company's four-digit
         GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

o        The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

         - Egregious compensation practices;

         - Multiple related-party transactions or other issues putting director independence at risk;

         - Corporate and/or management scandals;

         - Excessive problematic corporate governance provisions; or

         - Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company's bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company's four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:

o a classified board structure;
o a supermajority vote requirement;
o majority vote standard for director elections with no carve out for contested elections;
o the inability of shareholders to call special meetings; o the inability of shareholders to act by written consent; o a dual-class structure; and/or o a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company's five-year total shareholder return and five-year operational metrics in the evaluation.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

o        Long-term financial performance of the target company relative to its industry;
o        Management's track record;
o        Background to the proxy contest;
o        Qualifications of director nominees (both slates);
o        Strategic plan of dissident slate and quality of critique against management;
o        Likelihood that the proposed goals and objectives can be achieved (both slates);
o        Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

o    The election of fewer than 50% of the  directors to be elected is contested in the election;

o    One or more of the dissident's candidates is elected;

o    Shareholders are not permitted to cumulate their votes for directors; and

o    The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations Vote
CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company's deadline for shareholder notice of a proposal/
nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent's economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

o    Shareholders have approved the adoption of the plan; or

o    The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval
     (i.e., the "fiduciary out" provision). A poison pill adopted under this
     "fiduciary out" will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

o    No lower than a 20% trigger, flip-in or flip-over;

o    A term of no more than three years;

o    No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

o    Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced,
     10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company's existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company's net operating losses ("NOL pills"), the following factors should be considered:

o the trigger (NOL pills generally have a trigger slightly below 5%);

o    the value of the NOLs;

o    the term;

o    shareholder protection mechanisms (sunset provision,  causing expiration of the pill upon exhaustion or expiration of NOLs); and

o    other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

o    Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

o    Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

o    Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

o    Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

o    Conflicts  of  interest  - Are  insiders  benefiting  from the  transaction
     disproportionately   and   inappropriately   as  compared  to   non-insider
     shareholders?  As the result of  potential  conflicts,  the  directors  and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.  Consider whether these interests may have  influenced  these  directors and officers to support or recommend the merger.  The  change-in-control  figure  presented in the "RMG  Transaction
     Summary"  section of this report is an aggregate figure that can in certain
     cases  be  a  misleading   indicator  of  the  true  value   transfer  from
     shareholders  to  insiders.  Where such  figure  appears  to be  excessive, analyze  the  underlying  assumptions  to  determine  whether  a  potential conflict exists.

o    Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation)
     outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company's state of incorporation on a CASE-BYCASE basis, giving consideration to both financial and corporate governance concerns including the following:

o    Reasons for reincorporation;

o    Comparison of company's  governance  practices and provisions  prior to and following the reincorporation; and

o    Comparison of corporation laws of original state and destination state

Vote FOR  reincorporation  when the  economic  factors  outweigh  any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

o    Specific reasons! rationale for the proposed increase;

o    The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics' quantitative model;

o    The board's governance structure and practices; and

o Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

o    Specific reasons! rationale for the proposed increase;

o    The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics' quantitative model;

o    The board's governance structure and practices; and

o Risks to shareholders of not approving the request.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ('blank check' preferred stock).

Vote FOR proposals to create 'declawed' blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

o    The total cost of the company's equity plans is unreasonable;

o    The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

o    The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company's performance where over 50 percent of the year-over-year increase is attributed to equity awards;

o    The company's three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

o    The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

o    The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices.
Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

o    Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

o Excessive perks/tax reimbursements:

     -    Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

     -    Reimbursement  of  income  taxes  on  executive  perquisites  or other payments;

     -    Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

  Abnormally large bonus payouts without justifiable performance linkage or proper disclosure - Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

o Egregious pension/SERP (supplemental executive retirement plan) payouts:

     -    Inclusion of additional years of service not worked that result in significant payouts;

     -    Inclusion   of   performance-based   equity   awards  in  the  pension
          calculation;

o New CEO with overly generous new hire package:

           -    Excessive "make whole" provisions;

     -    Any of the poor pay practices listed in this policy;

o Excessive severance and/or change in control provisions:

     -    Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

     -    Payments upon an executive's termination in connection with performance failure;

     -    Change in control payouts without loss of job or substantial diminution of job duties (single- triggered);

     -    New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the
          change-in-control severance package;

     -    Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

     -    New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

     -    Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

o    Dividends or dividend equivalents paid on unvested performance shares or units; o Poor disclosure practices:

     -    Unclear  explanation  of how the CEO is  involved  in the pay  setting process;

     -    Retrospective performance targets and methodology not discussed;

     -    Methodology for benchmarking practices and/or peer group not disclosed and explained;

o        Internal Pay Disparity:

     -    Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);

o    Options backdating (covered in a separate policy);

o Other excessive compensation payouts or poor pay practices at the company.

Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors' interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company's specific circumstances and the board's disclosed rationale for its practices:

     Relative Considerations:

o    Assessment  of  performance  metrics  relative  to  business  strategy,  as discussed and explained in the CD

o    Evaluation of peer groups used to set target pay or award opportunities;

o    Alignment of company  performance and executive pay trends over time (e.g., performance down: pay down);

o    Assessment of disparity between total pay of the CEO and other Named
     Executive Officers (NEOs).

     Design Considerations:

     -----------------------

o    Balance of fixed versus performance-driven pay;

o    Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

     Communication Considerations:

o    Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

o    Assessment of board's responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans-- Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

o    Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

o    Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

o    Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value;

o    No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee's contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

o        Historic trading patterns--the stock price should not be so volatile that the options are likely to be back "in-the-money" over the near term;

o    Rationale for the re-pricing--was the stock price decline beyond management's control?

o Is this a value-for-value exchange?

o Are surrendered stock options added back to the plan reserve?

o    Option vesting--does the new option vest immediately or is there a black-out period?

o    Term of the option--the term should remain the same as that of the replaced option;

o    Exercise price--should be set at fair market or a premium to market;

o Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company's total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time.
Repricing underwater options after a recent precipitous drop in the company's stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal.
At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the
Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

o    Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

     -    Rigorous stock ownership guidelines, or

     -    A holding  period  requirement  coupled with a  significant  long-term ownership requirement, or

     -    A meaningful retention ratio,

o         Actual officer stock ownership and the degree to which it meets or exceeds the proponent's suggested holding period/retention ratio or the company's own stock ownership or retention requirements.

o         Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

9. Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, RMG considers the following factors:

     o    Whether adoption of the proposal is likely to enhance or protect shareholder value;

     o    Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;

     o    The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

     o    Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

     o    Whether the company has already  responded in some appropriate  manner to the request embodied in the proposal;

     o    Whether  the   company's   analysis  and  voting   recommendation   to
          shareholders are persuasive;

     o    What other  companies have done in response to the issue  addressed in the proposal;

     o    Whether the  proposal  itself is well framed and the cost of preparing the report is reasonable;

     o    Whether  implementation  of the  proposal's  request would achieve the proposal's objectives;

     o    Whether the subject of the proposal is best left to the  discretion of the board;

     o    Whether the requested information is available to shareholders either from the company or from a publicly available source; and

     o    Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients.
The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

     o    The  company's  business  and the  proportion  of it  affected  by the resolution;

     o    The quality of the company's disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

     o    Company's current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company's products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:

     o    The nature of the company's business and the potential for reputational and market risk exposure;

     o    The existing disclosure of relevant policies;

     o    Deviation from established industry norms;

     o    The company's existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

     o    Whether  the  proposal  focuses on  specific  products  or  geographic regions; and

     o The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company's EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company's operations and investments considering whether:

o    The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

o    The company's level of disclosure is at least comparable to that of industry peers; and o There are no significant, controversies, fines, penalties, or litigation associated with the company's environmental performance.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company's lobbying initiatives, considering:

o    Significant controversies, fines, or litigation surrounding a company's public policy activities,

o The company's current level of disclosure on lobbying strategy, and

o    The impact that the policy issue may have on the company's business operations.

 Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

o    There are no recent, significant controversies, fines or litigation regarding the company's political contributions or trade association spending; and

o    The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions and trade association spending, considering:

o    Recent significant controversy or litigation related to the company's political contributions or governmental affairs; and

o        The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions.
Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering: o The degree to which existing relevant policies and practices are disclosed;

o Whether or not existing relevant policies are consistent with internationally recognized standards;

o    Whether company facilities and those of its suppliers are monitored and how;

o    Company participation in fair labor organizations or other internationally recognized human rights initiatives;

o    Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

o    Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

o    The scope of the request; and

o Deviation from industry sector peer company standards and practices.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

o    The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

o    The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

                              CLEARBRIDGE ADVISORS
                      PROXY VOTING POLICIES AND PROCEDURES

                    AMENDED AND RESTATED AS OF JUNE 26, 2007

I. TYPES OF ACCOUNTS FOR WHICH CLEARBRIDGE VOTES PROXIES
II. GENERAL GUIDELINES
III. HOW CLEARBRIDGE VOTES
IV. CONFLICTS OF INTEREST
V. VOTING POLICY (1) Election of directors
(2) Proxy contests
(3) Auditors
(4)Proxy contest defenses
(5) Tender offer defenses
(6) Miscellaneous governance provisions
(7) Capital structure
(8) Executive and director compensation
(9) State of incorporation
(10) Mergers and corporate restructuring
(11) Social and environmental issues
(12) Miscellaneous

VI. OTHER CONSIDERATIONS
(1) Share Blocking
(2) Securities on Loan
VII. DISCLOSURE OF PROXY VOTING
VIII. RECORDKEEPING AND OVERSIGHT

                            CLEARBRIDGE ADVISORS'(1)
                      Proxy Voting Policies and Procedures
I. TYPES OF ACCOUNTS FOR WHICH CLEARBRIDGE VOTES PROXIES

ClearBridge votes proxies for each client that has specifically authorized us to vote them in the investment management contract or otherwise and votes proxies for each ERISA account unless the plan document or investment advisory agreement specifically reserves the responsibility to vote proxies to the plan trustees or other named fiduciary. These policies and procedures are intended to fulfill applicable requirements imposed on ClearBridge by the Investment Advisers Act of
1940, as amended, the Investment Company Act of 1940, as amended, and the
Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations adopted under these laws.

II. GENERAL GUIDELINES

In voting proxies, we are guided by general fiduciary principles. Our goal is to act prudently, solely in the best interest of the beneficial owners of the accounts we manage and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. We attempt to provide for the consideration of all factors that could affect the value of the investment and will vote proxies in the manner that we believe will be consistent with efforts to maximize shareholder values.

III. HOW CLEARBRIDGE VOTES

Section V of these policies and procedures sets forth certain stated positions.
In the case of a proxy issue for which there is a stated position, we generally vote in accordance with the stated position. In the case of a proxy issue for which there is a list of factors set forth in Section V that we consider in voting on such issue, we consider those factors and vote on a case-by-case basis in accordance with the general principles set forth above. In the case of a proxy issue for which there is no stated position or list of factors that we consider in voting on such issue, we vote on a case-by-case basis in accordance with the general principles set forth above. We may utilize an external service provider to provide us with information and/or a recommendation with regard to proxy votes but we are not required to follow any such recommendations. The use of an external service provider does not relieve us of our responsibility for the proxy vote.

For routine matters, we usually vote according to our policy or the external service provider's recommendation, although we are not obligated to do so and an individual portfolio manager may vote contrary to our policy or the recommendation of the external service provider. If a

1 These policies and procedures pertain to ClearBridge Advisors, LLC,
ClearBridge Asset Management Inc. and Smith Barney Fund Management, LLC
(collectively, "ClearBridge") matter is non-routine, e.g., management's recommendation is different than that of the external service provider and
ClearBridge is a significant holder or it is a significant holding for
ClearBridge, the issues will be highlighted to the appropriate investment teams and their views solicited by members of the Proxy Committee. Different investment teams may vote differently on the same issue, depending upon their assessment of clients' best interests.

ClearBridge's proxy voting process is overseen and coordinated by its Proxy
Committee.

IV. CONFLICTS OF INTEREST

In  furtherance of  ClearBridge's  goal to vote proxies in the best interests of clients,  ClearBridge  follows  procedures  designed  to  identify  and  address material conflicts that may arise between  ClearBridge's  interests and those of its clients before voting proxies on behalf of such clients.

(1) Procedures for Identifying Conflicts of Interest

    ClearBridge relies on the following to seek to identify conflicts of interest with respect to proxy voting:

A.   The policy memorandum attached hereto as Appendix A will be distributed periodically to ClearBridge employees. The policy memorandum alerts
     ClearBridge employees that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of ClearBridge's business, and (ii) to bring conflicts of interest of which they become aware to the attention of
     ClearBridge Compliance.

B.   ClearBridge's finance area shall maintain and make available to ClearBridge
     Compliance and proxy voting personnel an up- to-date list of all client relationships that have historically accounted for or are projected to account for greater than 1% of ClearBridge's annual revenues. ClearBridge relies on the policy memorandum directive described in Section IV. (1) A.
     to identify conflicts of interest arising due to potential client relationships with proxy issuers.

C.   As a general  matter,  ClearBridge  takes the position  that  relationships between  a  non-ClearBridge  Legg  Mason  affiliate  and an  issuer  (e.g., investment management  relationship between an issuer and a non-ClearBridge
     Legg Mason affiliate) do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer because ClearBridge  operates as an  independent  business unit from other Legg Mason  business units and because of the existence of informational  barriers between ClearBridge and certain other Legg Mason business  units.  Special  circumstances,  such as contact  between  ClearBridge  and  non-ClearBridge  personnel,  may  cause
     ClearBridge to consider whether non-ClearBridge  relationships between Legg
     Mason and an issuer  present a conflict of interest  for  ClearBridge  with respect  to such  issuer.  As  noted in  Section  IV.  (1) A.,  ClearBridge employees  are  under  an  obligation  to be  aware  of the  potential  for conflicts  of interest in voting  proxies  and to bring such  conflicts  of interest,  including  conflicts of interest which may arise because of such special circumstances (such as any attempt by a Legg Mason business unit or
     Legg Mason officer or employee to influence proxy voting by ClearBridge) to the attention of ClearBridge Compliance.  Also, ClearBridge is sensitive to the fact that a significant,  publicized relationship between an issuer and a  non-ClearBridge  Legg  Mason  affiliate  might  appear to the  public to influence  the  manner in which  ClearBridge  decides  to vote a proxy with respect to such issuer.  For prudential  reasons,  ClearBridge  treats such significant,  publicized  relationships as creating a potential conflict of interest for ClearBridge in voting proxies.

    D. Based on information furnished by ClearBridge employees or maintained by
    ClearBridge Compliance pursuant to Section IV. (1) A. and C. and by
    ClearBridge Financial Control pursuant to Section IV. (1) B., ClearBridge
    Compliance shall maintain an up to date list of issuers with respect to which ClearBridge has a potential conflict of interest in voting proxies on behalf of client accounts. ClearBridge shall not vote proxies relating to issuers on such list on behalf of client accounts until it has been determined that the conflict of interest is not material or a method for resolving such conflict of interest has been agreed upon and implemented, as described in Section IV below. Exceptions apply: (i) with respect to a proxy issue that will be voted in accordance with a stated ClearBridge position on such issue, and (ii) with respect to a proxy issue that will be voted in accordance with the recommendation of an independent third party based on application of the policies set forth herein. Such issues generally are not brought to the attention of the Proxy Committee described in Section IV. (2)
    because ClearBridge's position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party based on application of the policies set forth herein.

(2) Procedures for Assessing Materiality of Conflicts of Interest and for
    Addressing Material Conflicts of Interest

A.  ClearBridge maintains a Proxy Committee which, among other things, reviews and addresses conflicts of interest brought to its attention. The Proxy
    Committee shall be comprised of such ClearBridge personnel as are designated from time to time. The current members of the Proxy Committee are set forth on Appendix B hereto.

B.  All conflicts of interest identified pursuant to the procedures outlined in
    Section IV.(1) must be brought to the attention of the Proxy Committee by
    ClearBridge Compliance for resolution. As noted above, a proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party generally is not brought to the attention of the Proxy Committee for a conflict of interest review because ClearBridge's position is that any conflict of interest issues are resolved by voting in accordance with a predetermined policy or in accordance with the recommendation of an independent third party.

C.  The Proxy Committee shall determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge's decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. A written record of all materiality determinations made by the Proxy Committee will be maintained.

D.  If it is determined by the Proxy Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.

    E. If it is determined by the Proxy Committee that a conflict of interest is material, the Proxy Committee shall determine an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:

i.   disclosing the conflict to clients and obtaining their consent before voting;

ii.  suggesting to clients that they engage another party to vote the proxy on their behalf;

iii. in the case of a conflict of interest resulting from a particular employee's personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or

iv.  such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.*

A written record of the method used to resolve a material conflict of interest shall be maintained.

(3) Third Party Proxy Voting Firm - Conflicts of Interests

    With respect to a third party proxy voting firm described herein, the Proxy
    Committee will periodically review and assess such firm's policies, procedures and practices with respect to the disclosure and handling of conflicts of interest.

V. VOTING POLICY

These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account holding the shares being voted. There may be

*    Especially in the case of an apparent, as opposed to actual, conflict of interest, the Proxy Committee may resolve such conflict of interest by satisfying itself that ClearBridge's proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest.

occasions when different investment teams vote differently on the same issue. A
ClearBridge investment team (e.g., ClearBridge's Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional
Shareholder Services' (ISS) PVS Proxy Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

(1)         Election of Directors

        A. Voting on Director Nominees in Uncontested Elections.

            1. We withhold our vote from a director nominee who:

               (a)  attended less than 75 percent of the company's board and committee meetings without a valid excuse (illness, service to the nation/local government, work on behalf of the
                    company);

               (b)  were members of the company's board when such board failed to act on a shareholder proposal that received approval of a majority of shares cast for the previous two consecutive
                    years;

               (c)  received more than 50 percent withheld votes of the shares cast at the previous board election, and the company has
                    failed to address the issue as to why;

               (d)  is an insider where: (1) such person serves on any of the audit, compensation or nominating committees of the
                    company's board, (2) the company's board performs the
                    functions typically performed by a company's audit,
                    compensation and nominating committees, or (3) the full
                    board is less than a majority independent;

               (e)  is a member of the company's audit committee, when excessive non-audit fees were paid to the auditor, or there are
                    chronic control issues and an absence of established
                    effective control mechanisms.

             2. We vote for all other director nominees.

        B. Chairman and CEO is the Same Person.

            1.   We vote on a case-by-case basis on shareholder proposals that would require the positions of the Chairman and CEO to be held by different persons. We would generally vote FOR such a
                 proposal unless there are compelling reasons to vote against the proposal, including:

o        Designation of a lead director
o        Majority of independent directors (supermajority)
o        All independent key committees
o        Size of the company (based on market capitalization)
o        Established governance guidelines
o        Company performance

        C.   Majority of Independent Directors

     1.   We vote for  shareholder  proposals  that  request  that the  board be comprised of a majority of independent directors. Generally that would require that the director have no connection to the company other than the board seat.  In  determining  whether an  independent  director is
          truly   independent   (e.g.   when  voting  on  a  slate  of  director
          candidates),   we  consider   certain  factors   including,   but  not
          necessarily limited to, the following: whether the director or his/her
          company  provided   professional   services  to  the  company  or  its
          affiliates either currently or in the past year;  whether the director has any  transactional  relationship  with the  company;  whether  the director is a significant customer or supplier of the company; whether the director is employed by a foundation or  university  that received significant  grants or endowments  from the company or its affiliates;
          and whether there are interlocking directorships.

     2.   We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

D.      Stock Ownership Requirements

   1.   We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

E.       Term of Office

     1.   We vote against shareholder proposals to limit the tenure of independent directors.

F.       Director and Officer Indemnification and Liability Protection

1.   Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.

2.   We vote for proposals to limit and against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

3.   We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

4.   We vote for only those proposals that provide such expanded coverage noted
     in subparagraph 3 above in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) if only the director's legal expenses would be covered.

        G. Director Qualifications

1.   We vote case-by-case on proposals that establish or amend director qualifications. Considerations include how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

2.   We vote against shareholder proposals requiring two candidates per board seat.

(2)  Proxy Contests

A.   Voting for Director Nominees in Contested Elections

             1.  We vote on a case-by-case basis in contested elections of directors. Considerations include: chronology of events leading up to the proxy contest; qualifications of director nominees
                 (incumbents and dissidents); for incumbents, whether the board is comprised of a majority of outside directors; whether key committees (ie: nominating, audit, compensation) comprise
                 solely of independent outsiders; discussion with the respective portfolio manager(s).

B.       Reimburse Proxy Solicitation Expenses

             1.  We vote on a case-by-case basis on proposals to provide full reimbursement for dissidents waging a proxy contest.
                 Considerations include: identity of persons who will pay
                 solicitation expenses; cost of solicitation; percentage that will be paid to proxy solicitation firms.

(3)        Auditors

        A. Ratifying Auditors

             1.  We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit services and such other audit-related and
                 non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.

        B. Financial Statements and Director and Auditor Reports

          1.   We generally vote for management proposals seeking approval of financial accounts and reports and the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors.

       C. Remuneration of Auditors

          1.   We vote for proposals to authorize the board or an audit
               committee of the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

       D. Indemnification of Auditors

          1.   We vote against proposals to indemnify auditors.

(4) Proxy Contest Defenses

        A. Board Structure: Staggered vs. Annual Elections

          1.   We vote against proposals to classify the board.

          2.   We vote for proposals to repeal classified boards and to elect all directors annually.

        B.  Shareholder Ability to Remove Directors

          1.   We vote against proposals that provide that directors may be removed only for cause.

          2.   We vote for proposals to restore shareholder ability to remove directors with or without cause.

          3.   We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

          4.   We vote for proposals that permit shareholders to elect directors to fill board vacancies.

C.      Cumulative Voting

          1.   If plurality voting is in place for uncontested director
               elections, we vote for proposals to permit or restore cumulative voting.

          2.   If majority voting is in place for uncontested director
               elections, we vote against cumulative voting.

          3.   If plurality voting is in place for uncontested director
               elections, and proposals to adopt both cumulative voting and majority voting are on the same slate, we vote for majority voting and against cumulative voting.

D.       Majority Voting

          1.   We vote for  non-binding  and/or binding  resolutions  requesting that the  board  amend a  company's  by-laws  to  stipulate  that directors need to be elected with an affirmative  majority of the votes cast, provided that it does not conflict with the state law where the company is incorporated.  In addition,  all resolutions need to provide for a carve-out  for a  plurality  vote  standard when there are more  nominees  than board seats  (i.e.  contested election). In addition, ClearBridge strongly encourages companies to adopt a  post-election  director  resignation  policy  setting
               guidelines  for  the  company  to  follow  to  promptly   address
               situations  involving holdover directors.

E. Shareholder Ability to Call Special Meetings

          1.   We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

          2.   We vote for proposals  that remove  restrictions  on the right of shareholders to act independently of management.

F.       Shareholder Ability to Act by Written Consent

          1.   We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

          2.   We vote for proposals to allow or make easier shareholder action by written consent.

G. Shareholder Ability to Alter the Size of the Board

          1.   We vote for proposals that seek to fix the size of the board.

          2.   We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

H.       Advance Notice Proposals

          1.   We vote on advance notice proposals on a case-by-case basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

        I. Amendment of By-Laws

          1.   We vote against proposals giving the board exclusive authority to amend the by-laws.

          2.   We vote for proposals giving the board the ability to amend the by-laws in addition to shareholders.

        J.   Article Amendments (not otherwise covered by ClearBridge Proxy
             Voting Policies and Procedures).

             We review on a case-by-case basis all proposals seeking amendments to the articles of association.

             We vote for article amendments if:

               o    shareholder rights are protected;

               o    there is negligible or positive impact on shareholder value;

               o    management provides adequate reasons for the amendments; and

               o    the company is required to do so by law (if applicable).

(5)           Tender Offer Defenses

        A. Poison Pills

     1.   We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     2.   We vote on a case-by-case basis on shareholder proposals to redeem a company's poison pill. Considerations include: when the plan was originally adopted; financial condition of the company; terms of the poison pill.

     3.   We vote on a case-by-case basis on management proposals to ratify a poison pill. Considerations include: sunset provision - poison pill is submitted to shareholders for ratification or rejection every 2 to 3 years; shareholder redemption feature -10% of the shares may call a special meeting or seek a written consent to vote on rescinding the rights plan.

        B. Fair Price Provisions

             1.  We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

             2.  We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

        C. Greenmail

     1.   We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

     2.   We vote on a case-by-case basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

        D. Unequal Voting Rights

1. We vote against dual class exchange offers.

2. We vote against dual class re-capitalization.

     E. Supermajority Shareholder Vote Requirement to Amend the Charter or
     Bylaws

     1.   We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

     2.   We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

     F.   Supermajority Shareholder Vote Requirement to Approve Mergers

     1.   We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

     2.   We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

     G.   White Squire Placements

             1.  We vote for shareholder proposals to require approval of blank check preferred stock issues.

(6)     Miscellaneous Governance Provisions

     A. Confidential Voting

1.       We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

2.       We vote for management proposals to adopt confidential voting subject to the proviso for contested elections set forth in sub-paragraph A. 1 above.

     B. Equal Access

    1.  We vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

     C. Bundled Proposals

    1.  We vote on a case-by-case basis on bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.

     D. Shareholder Advisory Committees

    1.  We vote on a case-by-case basis on proposals to establish a shareholder advisory committee. Considerations include: rationale and cost to the firm to form such a committee. We generally vote against such proposals if the board and key nominating committees are comprised solely of independent/outside directors.

     E. Other Business

    We vote for proposals that seek to bring forth other business matters.

     F. Adjourn Meeting

    We vote on a case-by-case basis on proposals that seek to adjourn a shareholder meeting in order to solicit additional votes.

     G. Lack of Information

          We vote against proposals if a company fails to provide shareholders with adequate information upon which to base their voting decision.

(7)         Capital Structure

     A. Common Stock Authorization

     1.   We vote on a case-by-case basis on proposals to increase the number of shares of common stock authorized for issue, except as described in paragraph 2 below.

     2.   Subject to paragraph 3, below we vote for the approval requesting increases in authorized shares if the company meets certain criteria:

          a)   Company has already issued a certain percentage (i.e. greater than 50%) of the company's allotment.

          b)   The proposed increase is reasonable (i.e. less than 150% of current inventory) based on an analysis of the company's
               historical stock management or future growth outlook of the company.

     3.   We vote on a case-by-case basis, based on the input of affected portfolio managers, if holding is greater than 1% of an account.

     B. Stock Distributions: Splits and Dividends

             1.  We vote on a case-by-case basis on management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

     C. Reverse Stock Splits

             1.  We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100%
                 after giving effect to the shares needed for the reverse split.

     D. Blank Check Preferred Stock

          1.   We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

          2.   We vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

          3.   We vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

          4.   We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

     E. Adjust Par Value of Common Stock

          1.   We vote for management proposals to reduce the par value of common stock.

     F. Preemptive Rights

    1.  We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:

          a) Size of the Company.

          b)   Characteristics of the size of the holding (holder owning more than 1% of the outstanding shares).

          c)   Percentage of the rights offering (rule of thumb less than 5%).

    2.  We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.

     G. Debt Restructuring

          1.   We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a
               debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.

     H. Share Repurchase Programs

          1.   We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

     I. Dual-Class Stock

          1.   We vote for proposals to create a new class of nonvoting or subvoting common stock if:

          o    It is intended for financing purposes with minimal or no dilution to current shareholders

          o    It is not designed to preserve the voting power of an insider or significant shareholder

     J. Issue Stock for Use with Rights Plan

          1.   We vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

     K. Debt Issuance Requests

             When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

             We vote for debt issuances for companies when the gearing level is between zero and 100 percent.

             We view on a case-by-case basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent. Any proposed debt issuance is compared to industry and market standards.

     L. Financing Plans

          We generally vote for the adopting of financing plans if we believe they are in the best economic interests of shareholders.

(8)      Executive and Director Compensation

In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

     A. OBRA-Related Compensation Proposals

     1.   Amendments that Place a Cap on Annual Grant or Amend Administrative
          Features

          a)   We vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the
               provisions of Section 162(m) of the Internal Revenue Code.

     2. Amendments to Added Performance-Based Goals

        a)   We vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m)
             of the Internal Revenue Code.

     3. Amendments to Increase Shares and Retain Tax Deductions Under OBRA

        a)   We vote for amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) the Internal Revenue Code.

     4. Approval of Cash or Cash-and-Stock Bonus Plans

        a)   We vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of the Internal Revenue Code.

     B. Expensing of Options

           We vote for proposals to expense stock options on financial statements.

     C. Index Stock Options

        We vote on a case by case basis with respect to proposals seeking to index stock options. Considerations include whether the issuer expenses stock options on its financial statements and whether the issuer's compensation committee is comprised solely of independent directors.

     D.   Shareholder Proposals to Limit Executive and Director Pay

     1.   We vote on a case-by-case basis on all shareholder proposals that seek additional disclosure of executive and director pay information.
          Considerations include: cost and form of disclosure. We vote for such proposals if additional disclosure is relevant to shareholder's needs and would not put the company at a competitive disadvantage relative to its industry.

     2.   We vote on a case-by-case basis on all other shareholder proposals that seek to limit executive and director pay.

     We have a policy of voting to reasonably limit the level of options and other equity-based compensation arrangements available to management to reasonably limit shareholder dilution and management compensation. For options and equity-based compensation arrangements, we vote FOR proposals or amendments that would result in the available awards being less than 10%
     of fully diluted outstanding shares (i.e. if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans is less than 10% of fully diluted shares). In the event the available awards exceed the 10% threshold, we would also consider the % relative to the common practice of its specific industry (e.g. technology firms). Other considerations would include, without limitation, the following:

o        Compensation committee comprised of independent outside directors
o        Maximum award limits
o        Repricing without shareholder approval prohibited

     E.   Golden Parachutes

     1.   We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

     2.   We vote on a case-by-case basis on all proposals to ratify or cancel golden parachutes. Considerations include: the amount should not exceed 3 times average base salary plus guaranteed benefits; golden parachute should be less attractive than an ongoing employment opportunity with the firm.

     F.   Employee Stock Ownership Plans (ESOPs)

     1.   We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is
          "excessive" (i.e., generally greater than five percent of outstanding shares).

     G.   401(k) Employee Benefit Plans

     1.   We vote for proposals to implement a 401(k) savings plan for employees.

     H.   Stock Compensation Plans

     1.   We vote for stock compensation plans which provide a dollar-for-dollar cash for stock exchange.

     2.   We vote on a case-by-case basis for stock compensation plans which do not provide a dollar-for-dollar cash for stock exchange using a quantitative model.

     I.   Directors Retirement Plans

     1.   We vote against retirement plans for non-employee directors.

     2.   We vote for shareholder proposals to eliminate retirement plans for non-employee directors.

     J.   Management Proposals to Reprice Options

     1.   We vote on a case-by-case basis on management proposals seeking approval to reprice options. Considerations include the following:

o        Historic trading patterns
o        Rationale for the repricing
o        Value-for-value exchange
o        Option vesting
o        Term of the option
o        Exercise price
o        Participation

     K.   Shareholder Proposals Recording Executive and Director Pay

     1.   We vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

     2.   We vote against shareholder proposals requiring director fees be paid in stock only.

     3.   We vote for shareholder proposals to put option repricing to a shareholder vote.

     4.   We vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking unto account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

(9)      State/Country of Incorporation

        A. Voting on State Takeover Statutes

     1.   We vote for proposals to opt out of state freeze-out provisions. 2. We vote for proposals to opt out of state disgorgement provisions.

        B. Voting on Re-incorporation Proposals

     1.   We vote on a case-by-case basis on proposals to change a company's state or country of incorporation. Considerations include: reasons for re-incorporation (i.e. financial, restructuring, etc);
          advantages/benefits for change (i.e. lower taxes); compare the differences in state/country laws governing the corporation.

     C.   Control Share Acquisition Provisions

     1.   We vote against proposals to amend the charter to include control share acquisition provisions.

     2.   We vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

     3.   We vote for proposals to restore voting rights to the control shares.
          4. We vote for proposals to opt out of control share cashout statutes.

(10) Mergers and Corporate Restructuring

     A.   Mergers and Acquisitions

     1.   We  vote  on  a  case-by-case   basis  on  mergers  and  acquisitions.
          Considerations include:  benefits/advantages of the combined companies
          (i.e.  economies  of scale,  operating  synergies,  increase in market power/share, etc...); offer price (premium or discount); change in the
          capital  structure;   impact  on  shareholder   rights.

     B.   Corporate Restructuring

     1.   We vote on a case-by-case basis on corporate restructuring proposals involving minority squeeze outs and leveraged buyouts. Considerations include: offer price, other alternatives/offers considered and review of fairness opinions.

C.       Spin-offs

     1.   We vote on a case-by-case basis on spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D.       Asset Sales

     1.   We vote on a case-by-case basis on asset sales. Considerations include the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E.       Liquidations

     1.   We vote on a case-by-case basis on liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F.       Appraisal Rights

     1.   We vote for proposals to restore, or provide shareholders with, rights of appraisal.

G.       Changing Corporate Name

     1.   We vote for proposals to change the "corporate name", unless the proposed name change bears a negative connotation.

H.       Conversion of Securities

     1.   We vote on a case-by-case basis on proposals regarding conversion of securities. Considerations include the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

        I. Stakeholder Provisions

     1.   We vote against proposals that ask the board to consider
          non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

(11) Social and Environmental Issues

     A.   In general we vote on a case-by-case  basis on shareholder  social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.  In most cases,  however,  we vote for disclosure  reports that seek additional
          information,   particularly  when  it  appears  the  company  has  not
          adequately addressed  shareholders' social and environmental concerns.
          In  determining  our  vote on  shareholder  social  and  environmental proposals, we also analyze the following factors:

     1.   whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

     2.   the percentage of sales, assets and earnings affected;

     3.   the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

     4.   whether the issues presented should be dealt with through government or company-specific action;

     5.   whether the company has already responded in some appropriate manner to the request embodied in a proposal;

     6.   whether the company's analysis and voting recommendation to shareholders is persuasive;

     7.   what other companies have done in response to the issue;

     8.   whether the proposal itself is well framed and reasonable;

     9.   whether implementation of the proposal would achieve the objectives sought in the proposal; and

     10.  whether the subject of the proposal is best left to the discretion of the board.

     B.   Among the social and environmental issues to which we apply this analysis are the following:

     1.   Energy and Environment

     2.   Equal Employment Opportunity and Discrimination

     3.   Product Integrity and Marketing

     4.   Human Resources Issues

(12) Miscellaneous

     A.   Charitable Contributions

     1.   We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

     B.   Operational Items

     1.   We vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

     2.   We vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

     3.   We vote for by-law or charter changes that are of a housekeeping nature (updates or corrections).

     4.   We vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

     5.   We vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

     6.   We vote against proposals to approve other business when it appears as voting item.

        C. Routine Agenda Items

             In some markets, shareholders are routinely asked to approve:

o        the opening of the shareholder meeting
o        that the meeting has been convened under local regulatory requirements
o        the presence of a quorum
o        the agenda for the shareholder meeting
o        the election of the chair of the meeting
o        regulatory filings
o        the allowance of questions
o        the publication of minutes
o        the closing of the shareholder meeting

              We generally vote for these and similar routine management proposals.

     D.   Allocation of Income and Dividends

          We generally vote for management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.

     E.   Stock (Scrip) Dividend Alternatives

     1.   We vote for most stock (scrip) dividend proposals.

     2.   We vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

(13) ClearBridge has determined that registered investment companies, particularly closed end investment companies, raise special policy issues making specific voting guidelines frequently inapplicable. To the extent that ClearBridge has proxy voting authority with respect to shares of registered investment companies, ClearBridge shall vote such shares in the best interest of client accounts and subject to the general fiduciary principles set forth herein without regard to the specific voting guidelines set forth in Section V. (1) through (12).

The voting policy guidelines set forth in this Section V may be changed from time to time by ClearBridge in its sole discretion.

VI. OTHER CONSIDERATIONS

In certain situations, ClearBridge may determine not to vote proxies on behalf of a client because ClearBridge believes that the expected benefit to the client of voting shares is outweighed by countervailing considerations. Examples of situations in which ClearBridge may determine not to vote proxies on behalf of a client include:

(1)      Share Blocking

Proxy voting in certain countries requires "share blocking." This means that shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (e.g. one week) with a designated depositary.
During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to client accounts by the designated depositary. In deciding whether to vote shares subject to share blocking, ClearBridge will consider and weigh, based on the particular facts and circumstances, the expected benefit to clients of voting in relation to the detriment to clients of not being able to sell such shares during the applicable period.

(2)      Securities on Loan

Certain clients of ClearBridge, such as an institutional client or a mutual fund for which ClearBridge acts as a sub-adviser, may engage in securities lending with respect to the securities in their accounts. ClearBridge typically does not direct or oversee such securities lending activities. To the extent feasible and practical under the circumstances, ClearBridge will request that the client recall shares that are on loan so that such shares can be voted if ClearBridge believes that the expected benefit to the client of voting such shares outweighs the detriment to the client of recalling such shares (e.g., foregone income).
The ability to timely recall shares for proxy voting purposes typically is not entirely within the control of ClearBridge and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

VII. DISCLOSURE OF PROXY VOTING

ClearBridge employees may not disclose to others outside of ClearBridge
(including employees of other Legg Mason business units) how ClearBridge intends to vote a proxy absent prior approval from ClearBridge Legal or Compliance, except that a ClearBridge investment professional may disclose to a third party
(other than an employee of another Legg Mason business unit) how it intends to vote without obtaining prior approval from ClearBridge Legal or Compliance if
(1) the disclosure is intended to facilitate a discussion of publicly available information by ClearBridge personnel with a representative of a company whose securities are the subject of the proxy, (2) the company's market capitalization exceeds $1 billion and (3) ClearBridge has voting power with respect to less than 5% of the outstanding common stock of the company.

If a ClearBridge employee receives a request to disclose ClearBridge's proxy voting intentions to, or is otherwise contacted by, another person outside of
ClearBridge (including an employee of another Legg Mason business unit) in connection with an upcoming proxy voting matter, he/she should immediately notify ClearBridge Legal/Compliance.

VIII. RECORD KEEPING AND OVERSIGHT

ClearBridge shall maintain the following records relating to proxy voting:

  - a copy of these policies and procedures;
  - a copy of each proxy form (as voted);
  - a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;
  - documentation relating to the identification and resolution of conflicts of interest;
  - any documents created by ClearBridge that were material to a proxy voting decision or that memorialized the basis for that decision; and
-   a copy of each written client request for information on how ClearBridge voted proxies on behalf of the client, and a copy of any written response by ClearBridge to any (written or oral) client request for information on how ClearBridge voted proxies on behalf of the requesting client.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the ClearBridge adviser.

To the extent that ClearBridge is authorized to vote proxies for a United States
Registered Investment Company, ClearBridge shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

In lieu of keeping copies of proxy statements, ClearBridge may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

                                             Appendix A

                                             Memorandum

To:                All ClearBridge Employees
From:              Legal and Compliance
Date:              May 1, 2007
Re:               Updated ClearBridge Proxy Voting Policies and Procedures
                  Conflicts of Interest with respect to Proxy Voting

ClearBridge Advisors (ClearBridge) currently has in place proxy voting policies and procedures designed to ensure that proxies are voted in the best interest of client accounts. Accompanying this memorandum is a copy of ClearBridge's Proxy
Voting Policies and Procedures that have been updated, effective as of ____
2007. The proxy voting policies and procedures are designed to comply with the
SEC rule under the Investment Advisers Act that addresses an investment adviser's fiduciary obligation to its clients when voting proxies. AS DISCUSSED
IN MORE DETAIL BELOW, CLEARBRIDGE EMPLOYEES ARE UNDER AN OBLIGATION (i) TO BE
AWARE OF THE POTENTIAL FOR CONFLICTS OF INTEREST ON THE PART OF CLEARBRIDGE IN
VOTING PROXIES ON BEHALF OF CLIENT ACCOUNTS BOTH AS A RESULT OF AN EMPLOYEE'S
PERSONAL RELATIONSHIPS AND DUE TO SPECIAL CIRCUMSTANCES THAT MAY ARISE DURING
THE CONDUCT OF CLEARBRIDGE'S BUSINESS, AND (ii) TO BRING CONFLICTS OF INTEREST
OF WHICH THEY BECOME AWARE TO THE ATTENTION OF CLEARBRIDGE COMPLIANCE.

         The updated proxy voting policies and procedures are substantially similar to the policies and procedures currently in effect in terms of
ClearBridge's stated position on certain types of proxy issues and the factors and considerations taken into account by ClearBridge in voting on certain other types of proxy issues.

         While, as described in Section IV of the updated policies and procedures, ClearBridge will seek to identify significant ClearBridge client relationships and significant, publicized non-ClearBridge Legg Mason affiliate client relationships(1) which could present ClearBridge with a conflict of interest in voting proxies, all ClearBridge employees must play an important role in helping our organization identify potential conflicts of interest that could impact ClearBridge's proxy voting. ClearBridge employees need to (i) be aware of the potential for conflicts of interest on the part of ClearBridge in voting proxies on behalf of client accounts both as a result of an employee's personal relationships and due to special circumstances that may arise during the conduct of ClearBridge's business, and (ii) bring conflicts of interest of which they become aware to the attention of a ClearBridge compliance officer.

         A conflict of interest arises when the existence of a personal or business relationship on the part of ClearBridge or one of its employees or special circumstances that arise during the conduct of ClearBridge's business might influence, or appear to influence, the manner in which ClearBridge decides to vote a proxy. An example of a personal relationship that creates a potential conflict of interest would be a situation in which a ClearBridge employee (such as a portfolio manager or senior level executive) has a spouse or other close relative who serves as a director or senior executive of a company. An example of "special circumstances" would be explicit or implicit pressure exerted by a
ClearBridge relationship to try to influence ClearBridge's vote on a proxy with respect to which the ClearBridge relationship is the issuer. Another example would be a situation in which there was contact between ClearBridge and
non-ClearBridge personnel in which the non-ClearBridge Legg Mason personnel, on their own initiative or at the prompting of a client of a non-ClearBridge unit of Legg Mason, tried to exert pressure to influence ClearBridge's proxy vote(2).
Of course, the foregoing examples are not exhaustive, and a variety of situations may arise that raise conflict of interest questions for ClearBridge.
You are encouraged to raise and discuss with ClearBridge Compliance particular facts and circumstances that you believe may raise conflict of interest issues for ClearBridge.

         As described in Section IV of the updated policies and procedures,
ClearBridge has established a Proxy Committee to assess the materiality of conflicts of interest brought to its attention by ClearBridge Compliance as well as to agree upon appropriate methods to resolve material conflicts of interest before proxies affected by the conflicts of interest are voted(3). As described in the updated policies and procedures, there are a variety of methods and approaches that the Proxy Committee may utilize to resolve material conflicts of interest. Please note that ClearBridge employees should report all conflicts of interest of which they become aware to ClearBridge Compliance. It is up to the
Proxy Committee to assess the materiality of conflicts of interest brought to its attention and to agree upon an appropriate resolution with respect to conflicts of interest determined to be material.

_____________________

1,2 As a general matter, ClearBridge takes the position that relationships between a non-ClearBridge Legg Mason affiliate and an issuer (e.g. investment management relationship between an issuer and a nonClearBridge Legg Mason affiliate) do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer. Such position is based on the fact that
ClearBridge is operated as an independent business unit from other Legg Mason business units as well as on the existence of information barriers between
ClearBridge and certain other Legg Mason business units. ClearBridge is sensitive to the fact that a significant, publicized relationship between an issuer and a non-ClearBridge Legg Mason affiliate might appear to the public to influence the manner in which ClearBridge decides to vote a proxy with respect to such issuer. As noted, ClearBridge seeks to identify such significant, publicized relationships, and for prudential reasons brings such identified situations to the attention of the Proxy Committee, as described herein. Special circumstances, such as those described in the noted examples, also could cause
ClearBridge to consider whether non-ClearBridge relationships between a Legg
Mason affiliate and an issuer present a conflict of interest for ClearBridge with respect to such issuer.

3  Exceptions  apply:  (i) with  respect to a proxy  issue that will be voted in accordance  with a stated  ClearBridge  position  on such  issue,  and (ii) with
respect  to  a  proxy  issue  that  will  be  voted  in   accordance   with  the
recommendation of an independent third party. Such issues are not brought to the attention of the Proxy Committee because  ClearBridge's  position is that to the extent a  conflict  of  interest  issue  exists,  it is  resolved  by  voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.

        The obligation of ClearBridge employees to be sensitive to the issue of conflicts of interest and to bring conflicts of interest to the attention of
ClearBridge Compliance is a serious one. Failure to do so can lead to negative legal, regulatory, and reputational consequences for the firm as well as to negative regulatory and disciplinary consequences for the ClearBridge employee.
Please consult with a ClearBridge Compliance officer if you have any questions concerning your obligations with respect to conflicts of interest under the updated proxy voting policies and procedures.

                                   Appendix B

                             Proxy Committee Members
                               a/o September 2008

Voting Members
o        Peter Vanderlee, Chairman
o        Eric Thomson, Secretary
o        Mary Jane McQuillen, SAI
o        Nicole Tarallo

Non-Voting Members (except as to address potential conflicts of interest)
o        Barbara Manning
o        Brian Murphy
o        Leonard Larrabee
o        Michael Scanlon

Non-Voting Members
o        Tammie Kim
o        Tonya Gojani

At least one representative from each of Investment Management, Legal and
Compliance must participate in any deliberations and decisions of the Proxy
Committee relating to potential conflicts of interest.

LEGG MASON CAPITAL MANAGEMENT

Policies & Procedures (November 7, 2008)

                                  PROXY VOTING

        The Firm will exercise its proxy voting responsibilities to serve the best interests of its clients and in compliance with applicable laws and regulations. The Firm recognizes that proxy voting is a valuable right of company shareholders and believes that shareholders are best served by a voting process guided by the principles of preserving and expanding the power of shareholders in areas of corporate governance and allowing responsible management teams to run businesses.

Procedures

Oversight of Principles and Procedures

        The Firm's Chief Investment Officer has full authority to determine the
Firm's proxy voting principles and procedures and vote proxies on behalf of the
Firm's clients. The Chief Investment Officer has delegated oversight and implementation of the proxy voting process, including the principles and procedures that govern it, to the Firm's Proxy Officers and the Legal and
Compliance Department. The Firm will periodically review its existing principles and procedures in light of the Firm's duties as well as applicable laws and regulations to determine if any changes are necessary.

Limitations

        The Firm recognizes proxy voting as a valuable right of company shareholders. Generally speaking, the Firm will vote all proxies it receives.
However, the Firm may refrain from voting in certain circumstances. For instance, the Firm generally intends to refrain from voting a proxy if the company's shares are no longer held by the Firm's clients at the time of the meeting. Additionally, the Firm may refrain from voting a proxy if the Firm concludes the potential impact on shareholders' interests is insignificant while the cost associated with analyzing and voting the proxy may be significant. If the Proxy Administration Officer confirms that shares of a security are on loan as of the record date of the meeting for which a proxy is received, the Firm will be unable to vote those shares for the client. As a general matter, the
Firm discourages its clients from loaning the securities the Firm manages.

Proxy Administration

        The Firm will instruct each client custodian to forward proxy materials to the vendor engaged by the Firm to electronically receive ballots and transmit the Firm's proxy votes, as well as to maintain proxy voting receipts and records
(the "Proxy Administration Vendor"). New client custodians will be notified at account inception of their responsibility to deliver proxy materials to the
Firm's Proxy Administration Vendor.

Compliance Review

        A Compliance Officer will review the pending proxies and identify any potential conflicts between the Firm, or its employees, and the Firm's clients.

     2
Identifying Conflicts

In identifying conflicts of interest, a Compliance Officer will review the following issues:

(i) Whether there are any business or personal relationships between the Firm, or an employee of the Firm, and the officers, directors or shareholder proposal proponents of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of the Firm's clients;

(ii) Whether the Firm has any other economic  incentive to vote in a manner that is not consistent with the best interests of its clients; and;

(iii) Whether the Proxy Officer voting the shares is aware of any business or personal relationship, or other economic incentive that has the potential to influence the manner in which the Proxy Officer votes the shares.

Assessing Materiality

        If it is determined that a conflict exists, the conflict will be deemed to be material if the Compliance Officer determines, in the exercise of reasonable judgment, that the conflict is likely to have an impact on the manner in which the subject shares are voted.

        If the Compliance Officer determines that the conflict is not material, the proxy issue will be forwarded to the Proxy Officer for voting.

        If the Compliance Officer determines that the conflict may be material, the following steps will be taken:

(i)  The  Compliance  Officer will consult  with  representatives  of the Firm's senior  management  to  make a  final  determination  of  materiality.  The
     Compliance Officer will maintain a record of this determination.

(ii) After the determination is made, the following procedures will apply:

(a) If the final determination is that the conflict is not material, the proxy issue will be forwarded to the Proxy Officer for voting;

(b) If the final  determination is that the conflict is material,  the following procedures will apply:

     (1) If the Firm's Proxy Voting Guidelines  ("Guidelines"),  a copy of which is included as Schedule 3,  definitively  address the issues presented for vote, the Firm will vote according to the Guidelines;

     (2) If the issues presented for vote are not definitively  addressed in the
Guidelines,  the Firm will  either  (x)  follow  the vote  recommendation  of an independent  Voting  Delegate or (y) disclose the conflict to clients and obtain their consent to vote.

     3
Notification to Clients

        To the extent a client requires notification if a conflict of interest is identified, a Compliance Officer will ensure that notification is carried out in a timely manner.

Proxy Officer Duties

        The Proxy Officer will review proxies and evaluate matters for vote in light of the Firm's principles and procedures and the Guidelines. The Proxy
Officer may seek additional information from the Firm's Investment Team, company management, independent research services, or other sources to determine how to vote in the best interests of shareholders. Additionally, the Proxy Officer may consult with the Firm's Chief Investment Officer for guidance on proxy issues.
Generally, the Proxy Officer will not consult the Firm's affiliates during this process. The Firm will maintain all documents that it creates that were material to its process for determining how to vote proxies for its clients or that memorialize the basis for a vote. The Proxy Officer will sign and return to the
Proxy Administration Officer all forms indicating the manner in which votes on proxy issues should be cast by the Proxy Administration Officer.

Proxy Administration Officer Duties The Proxy
Administration Officer will:

(i) Provide custodians with instructions to forward proxies to the Firm's Proxy
Administration Vendor for all clients for whom the Firm is responsible for voting proxies;

(ii) When proxy data is received  from the Firm's Proxy  Administration  Vendor, reconcile the number of shares  indicated on the proxy with the Firm's  internal data on shares held as of the record date;

a) Other Discrepancies Noted

If any share discrepancies are noted, the Proxy Administration Officer will notify the custodian.

1) Manual Voting

If the Firm's Proxy Administration Vendor did not receive a ballot for a client, the Proxy Administration Officer will contact the custodian to obtain a control number and then use the control number to allow the Proxy Administration Vendor to update the ballot, if time permits, or manually vote the shares for that client.

(iii) Use best efforts to obtain missing proxies from custodian;

(iv) Inform the Legal and Compliance Department and Proxy Administration Officer
if the company's shares are no longer held by Firm clients as of the meeting date;

     4
(v) Ensure the Proxy Administration Officer and the Legal and Compliance
Department are aware of the timeline to vote a proxy and use best efforts to ensure that votes are cast in a timely manner; (vi) Per instructions from the
Proxy Administration Officer or a Compliance Officer, vote proxy issues via the
Proxy Administration Vendor's software, online or via facsimile , and;

(vii) Obtain evidence of receipt and maintain records of all proxies voted.

                               SCHEDULE 3
                             PROXY VOTING GUIDELINES

The Firm maintains these proxy-voting guidelines, which set forth the manner in which the Firm generally votes on issues that are routinely presented. Please note that for each proxy vote the Firm takes into consideration its duty to its clients, the specific circumstances of the vote and all other relevant facts available at the time of the vote. While these guidelines provide the framework for voting proxies, ultimately proxy votes are cast on a case-by-case basis.
Therefore actual votes for any particular proxy issue may differ from the guidelines shown below. Four principal areas of interest to shareholders:

 1)Obligations of the Board of Directors
 2) Compensation of management and the Board of Directors
 3) Take-over protections
 4) Shareholders' rights

 ---------------------------------------------------------------------------------------------
                          Proxy Issue                                 Firm Guideline

 ---------------------------------------------------------------------------------------------

 ---------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------
 Independence of Boards of Directors: majority of unrelated                 For
 directors, independent of management
 ---------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------
 Nominating  Process:   independent   nominating  committee                 For
 seeking  qualified   candidates,   continually   assessing
 directors and proposing new nominees
 ---------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------
 Size and Effectiveness of Boards of Directors: Boards                      For
 must be no larger than 15 members
 ---------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------
 Cumulative Voting for Directors                                            For
 ---------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------
 Staggered Boards                                                         Against
 ---------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------
 Separation of Board and Management Roles (CEO/Chairman)               Case-by-Case
 ---------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------
 Compensation Review Process: compensation committee                        For
 comprised of outside, unrelated directors to ensure
 shareholder value while rewarding good performance
 ---------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------
 Director Liability & Indemnification: support limitation                   For
 of liability and provide indemnification
 ---------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------
 Audit Process                                                              For
 ---------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------
 Board Committee Structure: audit, compensation, and                        For
 nominating and/or governance committee consisting
 entirely of independent directors
 ---------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------
 Monetary Arrangements for Directors: outside of normal                     For
 board activities amts should be approved by a board of
 independent directors and reported in proxy
 ---------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------
 Fixed Retirement Policy for Directors                                 Case-by-Case
 ---------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------
 Ownership Requirement: all Directors have direct and                       For
 material cash investment in common shares of Company
 ---------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------
 Proposals on Board Structure: (lead director, shareholder                  For
 advisory committees, requirement that candidates be
 nominated by shareholders, attendance at meetings)
 ---------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------
 Annual Review of Board/CEO by Board                                        For
 ---------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------
 Periodic Executive Sessions Without Mgmt (including CEO)                   For
 ---------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------
 Votes for Specific Directors                                          Case-by-Case
 ---------------------------------------------------------------------------------------------

                                                      - Continued -

 --------------------------------------------------------------------------------------
                        Proxy Issue                              Firm Guideline

 --------------------------------------------------------------------------------------

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Stock Option and Incentive Compensation Plans:                   Case-by-Case
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Form of Vehicle: grants of stock options, stock                  Case-by-Case
 appreciation rights, phantom shares and restricted stock
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Price                                                     Against plans whose
                                                           underlying securities are
                                                           to be issued at less than
                                                           100% of the current market
                                                           value
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Re-pricing: plans that allow the Board of Directors to              Against
 lower the exercise price of options already granted if
 the stock price falls or under-performs the market
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Expiry: plan whose options have a life of more than ten          Case-by-Case
 years
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Expiry: "evergreen" stock option plans                              Against
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Dilution:                                                 Case-by-Case - taking
                                                           into account value
                                                           creation, commitment to
                                                           shareholder-friendly
                                                           policies, etc.
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Vesting: stock option plans that are 100% vested when               Against
 granted
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Performance Vesting: link granting of options, or                     For
 vesting of options previously granted, to specific
 performance targets
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Concentration: authorization to allocate 20% or                     Against
 more of the available options to any one
 individual in any one year
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Director Eligibility: stock option plans for directors           Case-by-Case
 if terms and conditions are clearly defined and
 reasonable
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Change in Control:  stock option plans with change in               Against
 control  provisions  that  allow  option  holders  to
 receive  more for  their  options  than  shareholders
 would receive for their shares
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Change in Control: change in control arrangements                   Against
 developed during a take-over fight specifically to
 entrench or benefit management
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Change in Control: granting options or bonuses to                   Against
 outside directors in event of a change in control
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Board Discretion: plans to give Board broad discretion              Against
 in setting terms and conditions of programs
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Employee Loans: Proposals authorizing loans to employees            Against
 to pay for stock or options
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Director Compensation: % of directors' compensation in                For
 form of common shares
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Golden Parachutes                                                Case-by-Case
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Expense Stock Options                                                 For
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Severance Packages: must receive shareholder approval                 For
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Lack of Disclosure about Provisions of Stock-based Plans            Against
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Reload Options                                                      Against
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Plan Limited to a Small Number of Senior Employees                  Against
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Employee Stock Purchase Plans                                    Case-by-Case
 --------------------------------------------------------------------------------------
                                  - Continued -

 --------------------------------------------------------------------------------------
                        Proxy Issue                              Firm Guideline

---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Shareholder Rights Plans: plans that go beyond ensuring              Against
the equal treatment of shareholders in the event of a bid
and allowing the corp. enough time to consider
alternatives to a bid
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Going Private Transaction, Leveraged Buyouts and                  Case-by-Case
Other Purchase Transactions
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Lock-up Arrangements: "hard" lock-up arrangements that               Against
serve to prevent competing bids in a takeover situation
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Crown Jewel Defenses                                                 Against
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Payment of Greenmail                                                 Against
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
"Continuing    Director"   or   "Deferred   Redemption"              Against
Provisions:   provisions   that   seek  to  limit   the
discretion of a future board to redeem the plan
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Change Corporation's Domicile: if reason for                         Against
re-incorporation is to take advantage of protective
statutes (anti-takeover)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Poison Pills: receive shareholder ratification                         For
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Redemption/Ratification of Poison Pill                                 For
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Confidential Voting by Shareholders                                    For
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Dual-Class Share Structures                                          Against
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Linked Proposals: with the objective of making one                   Against
element of a proposal more acceptable
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Blank Check Preferred Shares: authorization of, or an                Against
increase in, blank check preferred shares
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Supermajority Approval of Business Transactions:                     Against
management seeks to increase the number of votes required
on an issue above two-thirds of the outstanding shares
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Increase in Authorized Shares: provided the amount                     For
requested is necessary for sound business reasons
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Shareholder Proposals                                             Case-by-Case
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Stakeholder Proposals                                             Case-by-Case
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Issuance  of  Previously  Authorized  Shares  with  Voting           Against
Rights  to  be  Determined  by  the  Board  without  Prior
Specific Shareholder Approval
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
"Fair Price" Provisions: Measures to limit ability to                  For
buy back shares from particular shareholder at
higher-than-market prices
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Preemptive Rights                                                      For
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Actions altering Board/Shareholder Relationship Require                For
Prior Shareholder Approval (including "anti-takeover"
measures)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Allow Shareholder action by written consent                            For
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Allow Shareholders to call Special Meetings                            For
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Social and Environmental Issues                                 As recommended by
                                                               Company Management
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Reimbursing Proxy Solicitation Expenses                           Case-by-Case
---------------------------------------------------------------------------------------

  [GRAPHIC OMITTED][GRAPHIC OMITTED]

                     Proxy Voting Policy and Procedure Manual

                      Loomis, Sayles & Company, L.P. June 2008            15
                                   All Rights Reserved

                       [GRAPHIC OMITTED][GRAPHIC OMITTED]

                               Proxy Voting Policy
                              and Procedure Manual

                                  JUNE 30, 2004

                                     AMENDED
                                 MARCH 31, 2005
                                  MAY 16, 2005
                                 MARCH 31, 2007
                                 AUGUST 30, 2007
                                 MARCH 31, 2008
                                  June 25, 2008

     CONTENTS

    1     GENERAL                                                                           5
          Introduction
          General Guidelines
          Proxy Committee
          Conflicts of Interest
          Recordkeeping and Disclosure

    2     PROPOSALS USUALLY VOTED FOR                                                      10

          Director Nominees in Uncontested Elections Chairman and CEO are the
          Same Person Election of CEO Director Nominees Shareholder Ability to
          Remove Directors Annual Election of Directors Election of Mutual Fund
          Trustees Shareholder Ability to Alter the Size of the Board
          Independent Audit, Compensation and Nominating Committees Ratifying
          Auditors Cumulative Voting Majority Voting Fair Price Provisions White
          Squire Placements Equal Access Stock Distributions: Splits and
          Dividends Blank Check Preferred Authorization Adjustments to Par Value
          of Common Stock Share Repurchase Programs OBRA-Related Compensation
          Proposals Appraisal Rights Changing Corporate Name Confidential Voting
          Golden and Tin Parachutes Delivery of Electronic Proxy Materials

    3     PROPOSALS USUALLY VOTED AGAINST                                                  13
          Shareholder Ability to Remove Directors
          Staggered Director Elections
          Stock Ownership Requirements
          Term of Office
          Director and Officer Indemnification and Liability Protection
          Shareholder Ability to Call Special Meetings
          Shareholder Ability to Act by Written Consent
          Unequal Voting Rights
          Supermajority Shareholder Vote Requirements
          Charitable and Political Contributions
          Common Stock Authorization

    4     PROPOSALS USUALLY VOTED AS RECOMMENDED BY THE PROXY VOTING SERVICE               15
          Compensation Plans
          Stock Option Plans
          Employee Stock Ownership Plans
          401(k) Employee Benefit Plans
          Executive Compensation Advisory Resolutions ("Say-on-Pay")

    5     PROPOSALS REQUIRING SPECIAL CONSIDERATION                                        16
          Director Nominees in Contested Elections
          Proxy Contest Defenses
          Reimburse Proxy Solicitation Expenses
          Tender Offer Defenses
          Poison Pills
          Greenmail
          Bundled Proposals
          Shareholder Advisory Committees
          Preemptive Rights
          Debt Restructurings
          Shareholder Proposals to Limit Executive and Director Pay
            State Takeover
          Statutes
          Reincorporation Proposals
          Mergers and Acquisitions
          Corporate Restructuring
          Spin-offs
          Asset Sales
          Liquidations
          Environment and Social issues
               Energy and Environment
               Northern Ireland
               Military Business
               Maquiladora Standards and International Operations Policies
               Third World Debt Crisis
               Equal Employment Opportunity and Discrimination
               Animal Rights
               Product Integrity and Marketing
               Human Resource Issues
          Mutual Fund Investment Advisory Agreement
          Mutual Fund Fundamental Investment Restrictions
          Mutual Fund Distribution Agreements

     1. GENERAL

A. Introduction.

     Loomis, Sayles & Company, L.P. ("Loomis Sayles") will vote proxies on behalf of a client if, in its investment management agreement ("IMA") with
     Loomis Sayles, the client has delegated to Loomis Sayles the authority to vote proxies on its behalf. With respect to IMAs executed with clients prior to June 30, 2004, Loomis Sayles assumes that, the proxy voting authority assigned by Loomis Sayles at account setup is accurate unless the client or their representative has instructed Loomis Sayles otherwise.
     Loomis Sayles has adopted and implemented these policies and procedures
     ("Proxy Voting Procedures") to ensure that, where it has voting authority, proxy matters are handled in the best interest of clients, in accordance with Loomis Sayles' fiduciary duties and SEC rule 206(4)-6 under the
     Investment Advisers Act of 1940. In addition to SEC requirements governing advisers, its Proxy Voting Procedures reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of
     Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).

     Loomis Sayles uses the services of third parties ("Proxy Voting
     Service(s)"), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Each Proxy
     Voting Service has a copy of Loomis Sayles' Proxy Voting Procedures and provides vote recommendations and/or analysis to Loomis Sayles based on
     Loomis Sayles' Procedures and the Proxy Voting Service's own research.
     Loomis Sayles will generally follow its express policy with input from the
     Proxy Voting Services unless the Proxy Committee determines that the client's best interests are served by voting otherwise.

B. General Guidelines.

     The following guidelines will apply when voting proxies on behalf of accounts for which Loomis Sayles has voting authority.

1.   Client's Best Interest. Loomis Sayles' Proxy Voting Procedures are designed and  implemented in a way that is reasonably  expected to ensure that proxy matters are conducted in the best interest of clients. When considering the best interest of clients,  Loomis Sayles has determined that this means the best  investment  interest  of its clients as  shareholders  of the issuer.
     Loomis  Sayles has  established  its  Procedures to assist it in making its proxy voting  decisions  with a view to enhancing the value of its clients'
     interests in an issuer over the period  during which it expects its clients to hold their  investments.  Loomis Sayles will vote against proposals that it believes could adversely impact the current or potential market value of the issuer's securities during the expected holding period.

2.   Client Proxy Voting Policies. Rather than delegating proxy voting authority to Loomis Sayles,  a client may (1) retain the authority to vote proxies on securities in its account,  (2) delegate voting  authority to another party or (3) instruct  Loomis  Sayles to vote proxies  according to a policy that differs from that of Loomis  Sayles.  Loomis Sayles will honor any of these instructions  if the client  includes the instruction in writing in its IMA or in a written  instruction from a person authorized under the IMA to give such  instructions.  If  Loomis  incurs  additional  costs or  expenses  in following  any  such  instruction,  Loomis  may  request  payment  of  such additional costs or expenses from the client.

3.   Stated Policies. These policies identify issues where Loomis Sayles will
     (1) generally vote in favor of a proposal, (2) generally vote against a proposal, (3) generally vote as recommended by the proxy voting service and
     (4) specifically consider its vote for or against a proposal. However, these policies are guidelines and each vote may be cast differently than the stated policy, taking into consideration all relevant facts and circumstances at the time of the vote.

4.   Abstain from Voting. Our policy is to vote-not abstain from voting on issues presented unless the client's best interest requires abstention.
     This may occur from time to time, for example, where the impact of the expected costs involved in voting exceeds the expected benefits of the vote such as where foreign corporations follow share-blocking practices or where proxy material is not available in English.

5.   Oversight.  All issues  presented for  shareholder  vote will be considered under the oversight of the Proxy Committee.  All non-routine issues will be directly considered by the Proxy Committee and, when necessary,  the equity analyst  following the company  and/or the portfolio  manager of an account holding the security, and will be voted in the best investment interests of the client.  All routine for and against issues will be voted  according to
     Loomis  Sayles'  policy  approved  by the Proxy  Committee  unless  special factors  require that they be considered by the Proxy  Committee  and, when necessary,  the equity  analyst  following the company and/or the portfolio manager of an account holding the security.  Loomis Sayles' Proxy Committee has established these routine policies in what it believes are the client's best interests.

6.   Availability of Procedures. Upon request, Loomis Sayles provides clients with a copy of its Proxy Voting Procedures, as updated from time to time.
     In addition, Loomis Sayles includes its Proxy Voting Procedures and/or a description of its Procedures on its public website, www.loomissayles.com, and in its Form ADV, Part II.

7.   Disclosure of Vote. Upon request, a client can obtain information from
     Loomis Sayles on how its proxies were voted. Any client interested in obtaining this information should contact its Loomis Sayles's representatives.

8.   Disclosure to Third Parties. Loomis Sayles' general policy is not to disclose to third parties how it (or its voting delegate) voted a client's proxy except that for registered investment companies, Loomis Sayles makes disclosure as required by Rule 30(b)(1)-(4) under the Investment Company
     Act of 1940 and, from time to time at the request of client groups, Loomis may make general disclosure (not specific as to client) of its voting instructions.

C.   Proxy Committee.

1.   Proxy Committee. Loomis Sayles has established a Proxy Committee. The Proxy
     Committee is composed of representatives of the Equity Research  department and the Legal & Compliance  department and other employees of Loomis Sayles as  needed.  In the event  that any  member is unable to  participate  in a meeting  of the Proxy  Committee,  his or her  designee  acts on his or her behalf.  A vacancy in the Proxy  Committee is filled by the prior  member's
     successor  in  position  at  Loomis   Sayles  or  a  person  of  equivalent
     experience.  Each  portfolio  manager  of  an  account  that  holds  voting securities  of an issuer or analyst  covering the issuer or its  securities may be an ad hoc member of the Proxy  Committee in connection with the vote of proxies.

2.   Duties. The specific responsibilities of the Proxy Committee, include,

     a.   to develop, authorize, implement and update these Proxy Voting
          Procedures, including (i) annual review of these Procedures to ensure consistency with internal policies and regulatory agency policies,
          (ii) annual review of existing voting guidelines and development of additional voting guidelines to assist in the review of proxy proposals, and (iii) annual review of the proxy voting process and any general issues that relate to proxy voting;

     b.   to oversee the proxy voting process, including; (i) overseeing the vote on proposals according to the predetermined policies in the voting guidelines, (ii) directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and (iii) consulting with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate;

     c.   to engage and oversee third-party vendors, including Proxy Voting
          Services; and

     d.   to develop and/or modify these Proxy Voting Procedures as appropriate or necessary.

     3.   Standards.

         a.   When determining the vote of any proposal for which it has responsibility, the Proxy Committee shall vote in the client's best interest as described in section 1(B)(1) above. In the event a client believes that its other interests require a different vote, Loomis Sayles shall vote as the client instructs if the instructions are provided as required in section 1(B)(2) above.

         b.   When determining the vote on any proposal, the Proxy Committee shall not consider any benefit to Loomis Sayles, any of its affiliates, any of its or their clients or service providers, other than benefits to the owner of the securities to be voted.

     4.   Charter. The Proxy Committee may adopt a Charter, which shall be consistent with these Procedures. Any Charter shall set forth the
          Committee's purpose, membership and operation and shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal, e.g., is a portfolio manager for an account of the issuer.

D. Conflicts of Interest.

     Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients' best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances,
     Loomis Sayles votes in accordance with its pre-determined policies set forth in these Proxy Voting Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting
     Services' recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting
     Services' recommendation, but only after taking the following steps: (1)
     conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the
     Proxy

     Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

E. Recordkeeping and Disclosure.

     Loomis Sayles or its Proxy Voting Service will maintain records of proxies voted pursuant to Section 204-2 of the Advisers Act. The records include:
     (1) a copy of its Proxy Voting Procedures and its charter; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by Loomis Sayles that is material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and Loomis Sayles' written response to any
     (written or oral) client request for such records.

     Proxy voting books and records are maintained in an easily accessible place for a period of five years, the first two in an appropriate office of
     Loomis Sayles.

     Loomis Sayles will provide disclosure of its Proxy Voting Procedures as well as its voting record as required under applicable SEC rules.

     2. PROPOSALS USUALLY VOTED FOR

     Proxies involving the issues set forth below generally will be voted FOR.

     Director Nominees in Uncontested Elections:

     A. Vote for proposals involving routine matters such as election of
     Directors, provided that two-thirds of the directors would be independent and affiliated or inside nominees do not serve on any board committee.

     B. Vote against  nominees that are CFOs and,  generally,  against  nominees that the Proxy  Voting  Service  has  identified  as not acting in the best interest of  shareholders.  Vote against  nominees  that have attended less than 75% of board and committee meetings. Vote against affiliated or inside nominees who serve on a board committee or if two thirds of the board would not be independent. Vote against governance or nominating committee members if there is no  independent  lead or presiding  director and if the CEO and chairman  are the same  person.  Vote against  audit  committee  members if auditor  ratification is not proposed. A recommendation of the Proxy Voting
     Service  will  generally  be followed  when  electing  directors of foreign companies.

     Chairman and CEO are the Same Person: Vote for proposals that would require the positions of chairman and CEO to be held by different persons.

     Election of CEO Director Nominees: Vote for a CEO director nominee that sits on less than four U.S.-domiciled company boards and committees. Vote against a CEO director nominee that sits on four or more U.S.-domiciled boards and committees. Vote for a CEO director nominees of
     non-U.S.-domiciled companies that sit on more than 4 non-U.S.-domiciled company boards and committees.

     Shareholder Ability to Remove Directors: Vote for proposals to restore shareholder ability to remove directors with or without cause and proposals that permit shareholders to elect directors to fill board vacancies.

     Annual Election of Directors: Vote for proposals to repeal classified boards and to elect all directors annually.

     Election of Mutual Fund Trustees: Vote for nominees that oversee less than
     60 mutual fund portfolios. Review nominees on a case-by-case basis if the number of mutual fund portfolios over which a nominee has oversight is 60 or greater and the portfolios have a similar investment strategy.

     Shareholder Ability to Alter the Size of the Board:
     A.  Vote for proposals that seek to fix the size of the board.
     B. Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

     Independent Audit, Compensation and Nominating Committees: Vote for
     proposals requesting that the board audit, compensation and/or nominating committees include independent directors exclusively.

     Ratifying Auditors:
     A. Generally vote for proposals to ratify auditors.
     B. Vote against ratification of auditors where an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position. In general if the ratio of non-audit fees to audit fees is less than 1:1or if non-audit fees are less than $500,000 we will generally vote for ratification. A recommendation of the Proxy Voting
     Service will generally be followed.

     Cumulative Voting: Vote for proposals to permit cumulative voting.

     Majority Voting: Vote for proposals to permit majority rather than plurality voting for the election of Directors/Trustees.

     Fair Price Provisions:
     A. Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

     B. Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

     White Squire Placements: Vote for shareholder proposals to require shareholder approval of blank check preferred stock issues.

     Equal Access: Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

     Stock Distributions: Splits and Dividends: Generally vote for management proposals to increase common share authorization, provided that the increase in authorized shares following the split or dividend is not greater than 100 percent of existing authorized shares.

     Blank Check Preferred Authorization:
     A. Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, and expressly states conversion, dividend, distribution and other rights.
     B. Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.
     C. Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

     Adjustments to Par Value of Common Stock: Vote for management proposals to reduce the par value of common stock.

     Share Repurchase Programs: Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

     OBRA (Omnibus Budget Reconciliation Act)-Related Compensation Proposals: A.
     Vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of
     OBRA.
     B. Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162 (m) of OBRA.

     C. Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

     D. Votes on amendments to existing plans to increase shares reserved and to qualify  the plan for  favorable  tax  treatment  under the  provisions  of
     Section 162(m) should be evaluated on a case-by-case basis.

     Appraisal Rights:  Vote for proposals to restore,  or provide  shareholders with, rights of appraisal.

     Changing Corporate Name:  Vote for changing the corporate name.

     Confidential Voting: Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived. Vote for management proposals to adopt confidential voting.

     Golden and Tin Parachutes:
     A. Vote for shareholder proposals to have golden (top management) and tin
     (all employees) parachutes submitted for shareholder ratification.

B. Review on a  case-by-case  basis all  proposals to ratify or cancel golden or tin parachutes.

     Delivery of Electronic Proxy Materials: Vote for proposals to allow electronic delivery of proxy materials to shareholders.

     3. PROPOSALS USUALLY VOTED AGAINST

     Proxies involving the issues set forth below generally will be voted
AGAINST.

     Shareholder Ability to Remove Directors:
     A. Vote against proposals that provide that directors may be removed only for cause. B. Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     Staggered Director Elections: Vote against proposals to classify or stagger the board.

     Stock Ownership Requirements: Generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

     Term of Office: Vote against shareholder proposals to limit the tenure of outside directors.

     Director and Officer Indemnification and Liability Protection: A. Proposals
     concerning director and officer indemnification and liability protection that limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care, or that would expand coverage beyond just legal expenses to acts, such as gross negligence, that are more serious violations of fiduciary obligations than mere carelessness.
     B. Vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if (i)
     the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (ii) only if the director's legal expenses would be covered.

     Shareholder Ability to Call Special Meetings: Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

     Shareholder Ability to Act by Written Consent: Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

     Unequal Voting Rights: Vote against dual class exchange offers and dual class recapitalizations.

     Supermajority Shareholder Vote Requirements: Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

     Charitable and Political Contributions: Vote against shareholder proposals regarding charitable and political contributions.

     Common Stock Authorization: Vote against proposed common stock authorizations that increase the existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company. A recommendation of the Proxy Voting Service will generally be followed.

     4. PROPOSALS USUALLY VOTED AS RECOMMENDED BY THE PROXY VOTING SERVICE

     Proxies involving compensation issues, not limited to those set forth below, generally will be voted as recommended by the proxy voting service but may, in the consideration of the Committee, be reviewed on a case-by-case basis.

     Compensation Plans: Votes with respect to compensation plans generally will be voted as recommended by the Proxy Voting Service.

     Stock Option Plans: A recommendation of the Proxy Voting Service will generally be followed using the following as a guide: A. Vote against plans which expressly permit repricing of underwater options. B. Vote against proposals to make all stock options performance based. C. Vote against stock option plans that could result in an earnings dilution above the company specific cap considered by the Proxy Voting Service. D. Vote for proposals that request expensing of stock options.

     Employee Stock Ownership Plans (ESOPs): Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares). A recommendation of the Proxy Voting
     Service will generally be followed.

     401(k) Employee Benefit Plans: Vote for proposals to implement a 401(k)
savings plan for employees.

     Executive Compensation Advisory Resolutions ("Say-on-Pay"): A
     recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A. Vote for  shareholder  proposals  to  permit  non-binding  advisory  votes on executive compensation.

B.  Actual  executive  compensation  advisory  votes  will  be  considered  on a case-by-case basis.

     5. PROPOSALS REQUIRING SPECIAL CONSIDERATION

     The Proxy Committee will vote proxies involving the issues set forth below generally on a case-by-case basis after review. Proposals on many of these types of matters will typically be reviewed with the analyst following the company before any vote is cast.

     Director Nominees in Contested Elections: Votes in a contested election of directors or vote no campaign must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record;
     background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

     Proxy Contest Defenses: Generally, proposals concerning all proxy contest defenses should be evaluated on a case-by-case basis.

     Reimburse Proxy Solicitation Expenses: Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

     Tender Offer Defenses: Generally, proposals concerning the following tender offer defenses should be evaluated on a case-by-case basis.

     Poison Pills:
     A. Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     B.  Review  on a  case-by-case  basis  shareholder  proposals  to  redeem a company's poison pill.

     C. Review on a case-by-case  basis management  proposals to ratify a poison pill.

     Greenmail:
     A. Vote for proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

     B. Review on a case-by-case  basis  anti-greenmail  proposals when they are bundled with other charter or bylaw amendments.

     Bundled Proposals: Review on a case-by-case basis bundled or "conditioned"
     proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

     Shareholder Advisory Committees: Review on a case-by-case basis proposals to establish a shareholder advisory committee.

     Preemptive Rights: Review on a case-by-case basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, look at the size of a company and the characteristics of its shareholder base.

     Debt Restructurings: Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Consider the following issues: Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control - Will the transaction result in a change in control of the company? Bankruptcy -
     Loomis Sayles' Corporate Actions Department is responsible for consents related to bankruptcies and debt holder consents related to restructurings.

     Shareholder Proposals to Limit Executive and Director Pay: A. Generally,
     vote for shareholder proposals that seek additional disclosure of executive and director pay information.

     B. Review on a case-by-case  basis (I) all shareholder  proposals that seek to limit  executive and director pay and (ii) all advisory  resolutions  on executive pay other than  shareholder  resolutions  to permit such advisory resolutions.  Vote  against  proposals  to link all  executive  or director variable compensation to performance goals.

     State Takeover Statutes: Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

     Reincorporation Proposals: Proposals to change a company's domicile should be examined on a case-by-case basis.

     Mergers  and  Acquisitions:  Votes on mergers  and  acquisitions  should be considered  on a  case-by-case  basis,  taking  into  account  at least the following:  anticipated financial and operating benefits; offer price (cost
     vs.  premium);  prospects  of the  combined  companies;  how the  deal  was negotiated;  and  changes  in  corporate  governance  and  their  impact on shareholder rights.

     Corporate Restructuring: Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales should be considered on a case-by-case basis.

     Spin-offs: Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

     Asset Sales: Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

     Liquidations: Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

     Environmental and Social Issues: Proxies involving social and environmental issues, not limited to those set forth below, frequently will be voted as recommended by the Proxy Voting Service but may, in the consideration of the Committee, be reviewed on a case-by-case basis if the Committee believes that a particular proposal (i) could have a significant impact on an industry or issuer (ii) is appropriate for the issuer and the cost to implement would not be excessive, (iii) is appropriate for the issuer in light of various factors such as reputational damage or litigation risk or
     (iv) is otherwise appropriate for the issuer.

     Energy and Environment: Proposals that request companies to file the CERES
     Principles.

     Northern Ireland: Proposals pertaining to the MacBride Principles.

     Military Business: Proposals on defense issues.

     Maquiladora  Standards and  International  Operations  Policies:  Proposals
     relating to the Maquiladora Standards and international operating policies.

     Third World Debt Crisis: Proposals dealing with third world debt.

     Equal Employment Opportunity and Discrimination:  Proposals regarding equal employment opportunities and discrimination.

     Animal Rights: Proposals that deal with animal rights.

     Product Integrity and Marketing:  Proposals that ask companies to end their production of legal, but socially questionable, products.

     Human Resources Issues: Proposals regarding human resources issues.

     Mutual Fund Investment Advisory Agreement:  Votes on mutual fund investment advisory agreements should be evaluated on a case-by-case basis.

     Mutual Fund Fundamental Investment  Restrictions:  Votes on amendments to a mutual fund's fundamental investment  restrictions should be evaluated on a case-by-case basis.

     Mutual Fund  Distribution  Agreements:  Votes on mutual  fund  distribution agreements should be evaluated on a case-by-basis.

[LOGO]
LORD ABBETT

                                                                  April 17, 2008

                            LORD, ABBETT & CO. LLC

                      PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

   Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Lord Abbett's Proxy
Committee consists of the portfolio managers of each investment team and certain members of those teams, the Chief Administrative Officer for the Investment
Department, the Firm's Chief Investment Officer and its General Counsel. Once
policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team's portfolio is voted in a timely manner in accordance with those policies. In each case where an investment team declines to follow a recommendation of a company's management, a detailed explanation of the reason(s) for the decision is entered into the proxy voting system. Lord Abbett has retained RiskMetrics Group, formerly Institutional
Shareholder Services ("RMG"), to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

   The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors.
The Funds' Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii)
evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord
Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

   Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett's proxy voting process would be limited.
Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds' Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under "Specific Procedures for Potential Conflict Situations". If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of RMG. If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of RMG.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

   SITUATION 1. Fund Independent Board Member on Board (or Nominee for Election
to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

   Lord Abbett will compile a list of all publicly held companies where an
Independent Board Member serves on the board of directors, or has indicated to
Lord Abbett that he is a nominee for election to the board of directors (a "Fund
Director Company"). If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided not to follow the proxy voting recommendation of
RMG, then Lord Abbett shall bring that issue to the Fund's Proxy Committee for instructions on how to vote that proxy issue.

   The Independent Directors have decided that the Director on the board of the
Fund Director Company will not participate in any discussion by the Fund's Proxy
Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

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LORD ABBETT

   SITUATION 2. Lord Abbett has a Significant Business Relationship with a
Company.

   Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a "Relationship Firm"). A "significant business relationship" for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds' total (I.E., gross) dollar amount of shares sold for the last 12 months; (b) a firm which is a sponsor firm with respect to Lord Abbett's Separately Managed Account business; (c) an institutional client which has an investment management agreement with Lord
Abbett; (d) an institutional investor having at least $5 million in Class I shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

   For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund's Proxy Committee and shall seek voting instructions from the Fund's
Proxy Committee only in those situations where Lord Abbett has proposed not to follow the recommendations of RMG.

SUMMARY OF PROXY VOTING GUIDELINES

   Lord Abbett generally votes in accordance with management's recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

ELECTION OF DIRECTORS

   Lord Abbett will generally vote in accordance with management's recommendations on the election of directors. However, votes on director nominees are made on a case-by- case basis. Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors' investment in the company. We also consider whether the Chairman of the board is also serving as
CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest. We generally will vote in favor of separation of the Chairman and CEO functions when management supports such a requirement, but we will make our determination to vote in favor of or against such a proposed requirement on a case-by-case basis.

   There are some actions by directors that may result in votes being withheld.

These actions include, but are not limited to:

    1) Attending less than 75% of board and committee meetings without a valid excuse.

    2) Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

    3) Failing to act on takeover offers where a majority of shareholders tendered their shares.

    4) Serving as inside directors and sit on an audit, compensation, stock option, nominating or governance committee.

    5) Failing to replace management as appropriate.

   We will generally vote in favor of proposals requiring that directors be elected by a majority of the shares represented and voting at a meeting at which a quorum is present, although special considerations in individual cases may cause us to vote against such a proposal. We will consider on a case-by-case basis proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise, and,

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LORD ABBETT

as a general matter, we believe that all directors should be accountable on an annual basis. Nonetheless, we recognize that the basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board. Moreover, in certain cases, shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, and a classified board may give incumbent management the ability to combat a hostile takeover attempt and thereby preserve shareholder value. Accordingly, we will examine proposals to classify or declassify boards of directors on a case-by-case basis and vote in the manner we determine to be in the best interests of shareholders.

INCENTIVE COMPENSATION PLANS

   We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case-by-case basis. We use RMG for guidance on appropriate compensation ranges for various industries and company sizes. In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

   We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:

    1) The stock's volatility, to ensure the stock price will not be back in the money over the near term.

    2) Management's rationale for why the repricing is necessary.

    3) The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

    4) Other factors, such as the number of participants, term of option, and the value for value exchange.

   In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies' compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

SHAREHOLDER RIGHTS

Cumulative Voting

   We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

Confidential Voting

   There are both advantages and disadvantages to a confidential ballot. Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee. A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

   On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

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LORD ABBETT

Supermajority Voting

   Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

TAKEOVER ISSUES

   Votes on mergers and acquisitions must be considered on a case-by-case basis.
The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights. It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of the company's voting stock. Restructuring proposals will also be evaluated on a case-by-case basis following the same guidelines as those used for mergers.

   Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

    1) Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

    2) Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

    3) Shareholder Rights Plans (so-called "Poison Pills"), usually "blank check" preferred and other classes of voting securities that can be issued without further shareholder approval. However, we look at these proposals on a case-by-case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

    4) "Chewable Pill" provisions, are the preferred form of Shareholder Rights
       Plan. These provisions allow the shareholders a secondary option when the
       Board refuses to withdraw a poison pill against a majority shareholder vote. To strike a balance of power between management and the shareholder, ideally "Chewable Pill" provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

    .  Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

    .  No dead-hand or no-hand pills.

    .  Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.

    .  Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

SOCIAL ISSUES

   It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings. We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

                                        4

                    MASSACHUSETTS FINANCIAL SERVICES COMPANY

                      PROXY VOTING POLICIES AND PROCEDURES

                                 January 1, 2009

                  Massachusetts Financial Services Company, MFS Institutional
         Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust
         Company, and MFS' other investment adviser subsidiaries (except Four
         Pillars Capital, Inc.) (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below ("MFS Proxy Voting Policies and Procedures"), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS
         (the "MFS Funds"). References to "clients" in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy
         Voting Policies and Procedures.

                  The MFS Proxy Voting Policies and Procedures include:

                  A. Voting Guidelines;

                  B. Administrative Procedures;

                  C. Monitoring System;

D.       Records Retention; and

E. Reports.

     A. VOTING GUIDELINES

         1.       General Policy; Potential Conflicts of Interest

                  MFS' policy is that proxy voting decisions are made in what
         MFS believes to be the best long-term economic interests of MFS'
         clients, and not in the interests of any other party or in MFS'
         corporate interests, including interests such as the distribution of
         MFS Fund shares, and institutional relationships.

                  In developing these proxy voting guidelines, MFS periodically reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by
         MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion in voting on these matters in accordance with this overall principle. In other words, the underlying guidelines are simply that - guidelines. Proxy items of significance are often considered on a case-by-case basis, in light of all relevant facts and circumstances, and in certain cases MFS may vote proxies in a manner different from what otherwise would be dictated by these guidelines.

                  As a general matter, MFS maintains a consistent voting
         position on similar proxy proposals with respect to various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However,
         MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to different proxy statements. There also may be situations involving matters presented for shareholder vote that are not governed by the guidelines or situations where MFS has received explicit voting instructions from a client for its own account. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in
         MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients.

                  From time to time, MFS may receive comments on the MFS Proxy
         Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these guidelines each year and revises them as appropriate.

                  These policies and procedures are intended to address any
         potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS' clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and E below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients.
         The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

         2.   MFS' Policy on Specific Issues

                  Election of Directors

                  MFS believes that good governance should be based on a board with at least a simple majority of directors who are "independent" of management, and whose key committees (e.g., compensation, nominating, and audit committees) are comprised entirely of "independent"
         directors. While MFS generally supports the board's nominees in uncontested elections, we will not support a nominee to a board of a
         U.S. issuer if, as a result of such nominee being elected to the board, the board would be comprised of a majority of members who are not
         "independent" or, alternatively, the compensation, nominating
         (including instances in which the full board serves as the nominating committee) or audit committees would include members who are not
         "independent."

                  MFS will also not support a nominee to a board if we can
         determine that he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason stated in the proxy materials. In addition, MFS will not support all nominees standing for re-election to a board if we can determine:
         (1) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (2) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the "poison pill" be rescinded. Responsive action would include the rescission of the
         "poison pill"(without a broad reservation to reinstate the "poison pill" in the event of a hostile tender offer), or assurance in the proxy materials that the terms of the "poison pill" would be put to a binding shareholder vote within the next five to seven years.

                  MFS will also not support a nominee (other than a nominee who serves as the issuer's Chief Executive Officer) standing for re-election if such nominee participated (as a director or committee member) in the approval of senior executive compensation that MFS deems to be "excessive" due to pay for performance issues and/or poor pay practices. In the event that MFS determines that an issuer has adopted
         "excessive" executive compensation, MFS may also not support the re-election of the issuer's Chief Executive Officer as director regardless of whether the Chief Executive Officer participated in the approval of the package. MFS will determine whether senior executive compensation is excessive on a case by case basis. Examples of poor pay practices include, but are not limited to, egregious employment contract terms or pension payouts, backdated stock options, overly generous hiring bonuses for chief executive officers, or excessive perks.

                  MFS evaluates a contested or contentious election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management's track record, the qualifications of the nominees for both slates, if applicable, and an evaluation of what each side is offering shareholders.

                  Majority Voting and Director Elections

                  MFS votes for reasonably crafted proposals calling for
         directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors
         (including binding resolutions requesting that the board amend the company's bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections) ("Majority Vote Proposals").
         MFS considers voting against Majority Vote Proposals if the company has adopted, or has proposed to adopt in the proxy statement, formal corporate governance principles that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast. MFS believes that a company's election policy should address the specific circumstances at that company. In determining whether the issuer has a meaningful alternative to the majority voting standard, MFS considers whether a company's election policy articulates the following elements to address each director nominee who fails to receive an affirmative majority of votes cast in an election:

o             Establish guidelines for the process by which the company
              determines the status of nominees who fail to receive an
              affirmative majority of votes cast and disclose the guidelines in the annual proxy statement;
o             Guidelines should include a reasonable timetable for resolution of the nominee's status and a requirement that the resolution be disclosed together with the reasons for the resolution;
o             Vest management of the process in the company's independent directors, other than the nominee in question; and
o             Outline the range of remedies that the independent directors may consider concerning the nominee.

                  Classified Boards

                  MFS opposes proposals to classify a board (e.g. a board in which only one-third of board members is elected each year). MFS supports proposals to declassify a board.

                  Non-Salary Compensation Programs

                  MFS votes against stock option programs for officers,
         employees or non-employee directors that do not require an investment by the optionee, that give "free rides" on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted.

                  MFS also opposes stock option programs that allow the board or the compensation committee, without shareholder approval, to reprice underwater options or to automatically replenish shares (i.e. evergreen plans). MFS will consider on a case-by-case basis proposals to exchange existing options for newly issued options (taking into account such factors as whether there is a reasonable value-for-value exchange).

                  MFS opposes stock option programs and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders.
         As a general guideline, MFS votes against restricted stock plans, stock option, non-employee director, omnibus stock plans and any other stock plan if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%. However, MFS will also vote against stock plans that involve potential dilution, in aggregate, of more than 10% at U.S. issuers that are listed in the Standard and
         Poor's 100 index as of December 31 of the previous year.

                  Expensing of Stock Options

                  MFS supports shareholder proposals to expense stock options because we believe that the expensing of options presents a more accurate picture of the company's financial results to investors. We also believe that companies are likely to be more disciplined when granting options if the value of stock options were treated as an expense item on the company's income statements.

                  Executive Compensation

                  MFS believes that competitive compensation packages are
         necessary to attract, motivate and retain executives. Therefore, MFS opposes shareholder proposals that seek to set restrictions on executive compensation. We believe that the election of an issuer's compensation committee members is the appropriate mechanism to express our view on a company's compensation practices, as outlined above. MFS also opposes shareholder requests for disclosure on executive compensation beyond regulatory requirements because we believe that current regulatory requirements for disclosure of executive compensation are appropriate and that additional disclosure is often unwarranted and costly. Although we support linking executive stock option grants to a company's performance, MFS opposes shareholder proposals that mandate a link of performance-based options to a specific industry or peer group stock index. MFS believes that compensation committees should retain the flexibility to propose the appropriate index or other criteria by which performance-based options should be measured.

                  MFS will generally support management proposals on its
         executive compensation practices during the issuer's prior fiscal year.
         However, if MFS identifies excessive executive compensation practices during the issuer's prior fiscal year, then MFS will vote against such proposals.

                  MFS generally votes with management on shareholder proposals to include an annual advisory shareholder vote on the company's executive compensation practices in the issuer's proxy statement ("Say on Pay"). However, if MFS identifies excessive executive compensation practices at the issuer during the prior fiscal year, then MFS will support such Say on Pay shareholder proposals at those issuers. MFS also supports reasonably crafted shareholder proposals that (i) require the issuer to adopt a policy to recover the portion of
         performance-based bonuses and awards paid to senior executives that were not earned based upon a significant negative restatement of earnings unless the company already has adopted a clearly satisfactory policy on the matter, or (ii) expressly prohibit any future backdating of stock options.

                  Employee Stock Purchase Plans

                  MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.

                   "Golden Parachutes"

                  From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer's annual compensation that is not determined in MFS' judgment to be excessive.

                  Anti-Takeover Measures

                  In general, MFS votes against any measure that inhibits
         capital appreciation in a stock, including proposals that protect management from action by shareholders. These types of proposals take many forms, ranging from "poison pills" and "shark repellents" to super-majority requirements.

                  MFS generally votes for proposals to rescind existing "poison pills" and proposals that would require shareholder approval to adopt prospective "poison pills," unless the company already has adopted a clearly satisfactory policy on the matter. MFS may consider the adoption of a prospective "poison pill" or the continuation of an existing "poison pill" if we can determine that the following two conditions are met: (1) the "poison pill" allows MFS clients to hold an aggregate position of up to 15% of a company's total voting securities
         (and of any class of voting securities); and (2) either (a) the "poison pill" has a term of not longer than five years, provided that MFS will consider voting in favor of the "poison pill" if the term does not exceed seven years and the "poison pill" is linked to a business strategy or purpose that MFS believes is likely to result in greater value for shareholders; or (b) the terms of the "poison pill" allow MFS clients the opportunity to accept a fairly structured and attractively priced tender offer (e.g. a "chewable poison pill" that automatically dissolves in the event of an all cash, all shares tender offer at a premium price). MFS will also consider on a case-by-case basis proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

                  Reincorporation and Reorganization Proposals

                  When presented with a proposal to reincorporate a company
         under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. MFS generally votes with management in regards to these types of proposals, however, if MFS believes the proposal is in the best long-term economic interests of its clients, then MFS may vote against management (e.g. the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers).

                  Issuance of Stock

                  There are many legitimate reasons for the issuance of stock.
         Nevertheless, as noted above under "Non-Salary Compensation Programs,"
         when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g. by approximately 10-15% as described above), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a "blank check") because the unexplained authorization could work as a potential anti-takeover device. MFS may also vote against the authorization or issuance of common or preferred stock if MFS determines that the requested authorization is excessive and not warranted.

                  Repurchase Programs

                  MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis. Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.

                  Confidential Voting

                  MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.

                  Cumulative Voting

                  MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting. In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS' clients as minority shareholders. In our view, shareholders should provide names of qualified candidates to a company's nominating committee, which, in our view, should be comprised solely of "independent" directors.

                  Written Consent and Special Meetings

                  Because the shareholder right to act by written consent
         (without calling a formal meeting of shareholders) can be a powerful tool for shareholders, MFS generally opposes proposals that would prevent shareholders from taking action without a formal meeting or would take away a shareholder's right to call a special meeting of company shareholders pursuant to relevant state law.

                  Independent Auditors

                  MFS believes that the appointment of auditors for U.S. issuers is best left to the board of directors of the company and therefore supports the ratification of the board's selection of an auditor for the company. Some shareholder groups have submitted proposals to limit the non-audit activities of a company's audit firm or prohibit any non-audit services by a company's auditors to that company. MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a company's auditor due to the performance of non-audit work for the company by its auditor. MFS believes that the board, or its audit committee, should have the discretion to hire the company's auditor for specific pieces of non-audit work in the limited situations permitted under current law.

                  Other Environmental, Social and Governance Issues

                  There are many groups advocating social change or changes to corporate governance or corporate responsibility standards, and many have chosen the publicly-held corporation as a vehicle for advancing their agenda. Generally, MFS votes with management on such proposals unless MFS can clearly determine that the benefit to shareholders will outweigh any costs or disruptions to the business if the proposal were adopted. Common among the shareholder proposals that MFS generally votes with management are proposals requiring the company to use corporate resources to further a particular social objective outside the business of the company, to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards), to permit shareholders access to the company's proxy statement in connection with the election of directors, to disclose political contributions made by the issuer, to separate the Chairman and Chief Executive Officer positions, or to promulgate special reports on various activities or proposals for which no discernible shareholder economic advantage is evident.

                  The laws of various states or countries may regulate how the interests of certain clients subject to those laws (e.g. state pension plans) are voted with respect to social issues. Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.
                  Foreign Issuers

                  Many of the items on foreign proxies involve repetitive,
         non-controversial matters that are mandated by local law. Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore voted with management) for foreign issuers include, but are not limited to, the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii)
         appointment of shareholders to sign board meeting minutes; (iv)
         discharge of management and supervisory boards; and (v) approval of share repurchase programs.

                  MFS generally supports the election of a director nominee
         standing for re-election in uncontested elections unless it can be determined that (1) he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason given in the proxy materials; (2) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or
         (3) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the "poison pill" be rescinded. MFS will also not support a director nominee standing for re-election of an issuer that has adopted an excessive compensation package for its senior executives as described above in the section entitled "Voting Guidelines-MFS' Policy on
         Specific Issues-Election of Directors."

                  MFS generally supports the election of auditors, but may
         determine to vote against the election of a statutory auditor in certain markets if MFS reasonably believes that the statutory auditor is not truly independent. MFS will evaluate all other items on proxies for foreign companies in the context of the guidelines described above, but will generally vote against an item if there is not sufficient information disclosed in order to make an informed voting decision.

                  In accordance with local law or business practices, many
         foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior or subsequent to the meeting (e.g. one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the "block" restriction lifted early (e.g. in some countries shares generally can be "unblocked" up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer's transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote that outweighs the disadvantage of being unable to sell the stock.

                  In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, late delivery of proxy materials, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, MFS votes securities on a best efforts basis in the context of the guidelines described above.

B. ADMINISTRATIVE PROCEDURES

1.       MFS Proxy Voting Committee

                  The administration of these MFS Proxy Voting Policies and
         Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment
         Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a.                    Reviews these MFS Proxy Voting Policies and Procedures at
                      least annually and recommends any amendments considered to be necessary or advisable;

b.                    Determines whether any potential material conflict of
                      interest exist with respect to instances in which MFS (i)
                      seeks to override these MFS Proxy Voting Policies and
                      Procedures; (ii) votes on ballot items not governed by
                      these MFS Proxy Voting Policies and Procedures; (iii)
                      evaluates an excessive executive compensation issue in
                      relation to the election of directors; or (iv) requests a
                      vote recommendation from an MFS portfolio manager or
                      investment analyst (e.g. mergers and acquisitions); and

c.                    Considers special proxy issues as they may arise from time to time.

2.                    Potential Conflicts of Interest

                  The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS' clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders. Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS' client activities. If an employee identifies an actual or potential conflict of interest with respect to any voting decision, then that employee must recuse himself/herself from participating in the voting process.
         Additionally, with respect to decisions concerning all Non Standard
         Votes, as defined below, MFS will review the securities holdings reported by the individuals that participate in such decision to determine whether such person has a direct economic interest in the decision, in which case such person shall not further participate in making the decision. Any significant attempt by an employee of MFS or its subsidiaries to influence MFS' voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

                  In cases where proxies are voted in accordance with these MFS
         Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not clearly governed by these MFS Proxy Voting
         Policies and Procedures, (iii) MFS evaluates an excessive executive compensation issue in relation to the election of directors, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions) (collectively, "Non
         Standard Votes"); the MFS Proxy Voting Committee will follow these procedures:

a.                    Compare the name of the issuer of such proxy against a
                      list of significant current (i) distributors of MFS Fund
                      shares, and (ii) MFS institutional clients (the "MFS
                      Significant Client List");

b.                    If the name of the issuer does not appear on the MFS
                      Significant Client List, then no material conflict of
                      interest will be deemed to exist, and the proxy will be
                      voted as otherwise determined by the MFS Proxy Voting
                      Committee;

c.                    If the name of the issuer appears on the MFS Significant
                      Client List, then the MFS Proxy Voting Committee will be
                      apprised of that fact and each member of the MFS Proxy
                      Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in
                      what MFS believes to be the best long-term economic
                      interests of MFS' clients, and not in MFS' corporate
                      interests; and

d.                    For all potential material conflicts of interest
                      identified under clause (c) above, the MFS Proxy Voting
                      Committee will document: the name of the issuer, the
                      issuer's relationship to MFS, the analysis of the matters
                      submitted for proxy vote, the votes as to be cast and the
                      reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic
                      interests of MFS' clients, and not in MFS' corporate
                      interests. A copy of the foregoing documentation will be
                      provided to MFS' Conflicts Officer.

                  The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution and institutional business units.
         The MFS Significant Client List will be reviewed and updated periodically, as appropriate.

                  From time to time, certain MFS Funds (the "top tier fund") may own shares of other MFS Funds (the "underlying fund"). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund.

3.       Gathering Proxies

                  Most U.S. proxies received by MFS and its clients originate at
         Automatic Data Processing Corp. ("ADP") although a few proxies are transmitted to investors by corporate issuers through their custodians or depositories. ADP and other service providers, on behalf of issuers, send proxy related material to the record holders of the shares beneficially owned by MFS' clients, usually to the client's proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of
         Funds and of clients on the record dates for such shareholder meetings, as well as proxy statements with the issuer's explanation of the items to be voted upon.

                  MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, RiskMetrics
         Group, Inc., Inc. (the "Proxy Administrator"), pursuant to which the
         Proxy Administrator performs various proxy vote related administrative services, such as vote processing and recordkeeping functions for MFS'
         Funds and institutional client accounts. The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders' meetings are available on-line to certain MFS employees and members of the MFS
         Proxy Voting Committee.

         4.       Analyzing Proxies

                  Proxies are voted in accordance with these MFS Proxy Voting
         Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by the
         MFS Proxy Voting Committee. With respect to proxy matters that require the particular exercise of discretion or judgment, MFS considers and votes on those proxy matters. MFS also receives research from ISS which it may take into account in deciding how to vote. In addition, MFS expects to rely on ISS to identify circumstances in which a board may have approved excessive executive compensation. Representatives of the
         MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

                  As a general matter, portfolio managers and investment
         analysts have little or no involvement in specific votes taken by MFS.
         This is designed to promote consistency in the application of MFS'
         voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g., corporate actions, such as mergers and acquisitions), a representative of MFS Proxy Voting
         Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.(1) However, the MFS Proxy Voting
         Committee would ultimately determine the manner in which all proxies are voted.

                  As noted above, MFS reserves the right to override the
         guidelines when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

         5.       Voting Proxies

                  In accordance with its contract with MFS, the Proxy
         Administrator also generates a variety of reports for the MFS Proxy
         Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee may review and monitor the votes cast by the Proxy Administrator on behalf of MFS'
         clients.

6.       Securities Lending

                  From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting's record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there is generally insufficient advance notice of record or vote cut-off dates to allow MFS to timely recall the shares. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

     C. MONITORING SYSTEM

                  It is the responsibility of the Proxy Administrator and MFS'
         Proxy Voting Committee to monitor the proxy voting process. When proxy materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator's system. Through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy
         Administrator's listing of any upcoming shareholder's meeting of that company.

                  When the Proxy Administrator's system "tickler" shows that the voting cut-off date of a shareholders' meeting is approaching, a Proxy
         Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system.
         If a proxy ballot has not been received from the client's custodian, the Proxy Administrator contacts the custodian requesting that the materials be forwarded immediately. If it is not possible to receive the proxy ballot from the custodian in time to be voted at the meeting, then MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

     D. RECORDS RETENTION

                  MFS will retain copies of these MFS Proxy Voting Policies and
         Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the
         MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS
         Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company's proxy issues, are retained as required by applicable law.

     E. REPORTS

                  MFS Funds

                  MFS publicly discloses the proxy voting records of the MFS
         Funds on an annual basis, as required by law. MFS will also report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include: (i) a summary of how votes were cast; (ii) a summary of votes against management's recommendation;
         (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines, (vi) a report and impact assessment of instances in which the recall of loaned securities of a
         U.S. issuer was unsuccessful, and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees and
         Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

                  All MFS Advisory Clients

                  At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

                  Except as described above, MFS generally will not divulge
         actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

_________________

         (1) From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained prior to the cut-off date of the shareholder meeting, certain members of the MFS Proxy Voting
         Committee may determine to abstain from voting.

1

Updated as of April 1, 2004
FEBRUARY 28, 2008

                      MORGAN STANLEY INVESTMENT MANAGEMENT
                       PROXY VOTING POLICY AND PROCEDURES

I. POLICY STATEMENT

Introduction - Morgan Stanley Investment Management's ("MSIM") policy and procedures for voting proxies ("Policy") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan
Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley
Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan
Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust
Management Co., Limited, Morgan Stanley Investment Management Private Limited,
Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an "MSIM
Affiliate" and collectively referred to as the "MSIM Affiliates" or as "we"
below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the
MSIM registered management investment companies (Van Kampen, Institutional and
Advisor Funds--collectively referred to herein as the "MSIM Funds"), each MSIM
Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds.
An MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy.

Proxy Research Services - RiskMetrics Group ISS Governance Services ("ISS") and
Glass Lewis (together with other proxy research providers as we may retain from time to time, the "Research Providers") are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping.

Voting Proxies for Certain Non-U.S. Companies - Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i)
proxy statements and ballots being written in a language other than English;
(ii) untimely and/or inadequate notice of shareholder meetings; (iii)
restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v)
the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients' non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the
Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II. GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein), including the guidelines set forth below. These guidelines address a broad range of issues, and provide general voting parameters on proposals that arise most frequently.
However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the
Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals and to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers, but such a split vote must be approved by the Proxy Review Committee.

We may abstain on matters for which disclosure is inadequate.

A. Routine Matters. We generally support routine management proposals. The following are examples of routine management proposals:

o        Approval of financial statements and auditor reports.

o General updating/corrective amendments to the charter, articles of association or bylaws.

o        Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to "the transaction of such other business which may come before the meeting,"
         and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B.        Board of Directors

1.        Election of directors: In the absence of a proxy contest, we generally support the board's nominees for director except as follows:

     a.   We consider  withholding  support  from or voting  against  interested directors if the  company's  board does not meet market  standards for director  independence,  or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock  exchange or other  authority  within a given market (e.g.,
          New York Stock Exchange or Nasdaq rules for most U.S.  companies,  and
          The Combined  Code on  Corporate  Governance  in the United  Kingdom).
          Thus,  for an NYSE company with no controlling  shareholder,  we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market  standards as inadequate,  we may withhold votes based on stronger  independence  standards.  Market standards notwithstanding,  we generally do not view long board tenure alone as a basis to classify a director as  non-independent,  although lack of board turnover and fresh  perspective can be a negative factor in voting on directors.

i.        At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent.

ii.       We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

b.        Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company's compensation, nominating or audit committee.

c.        We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems, and/or acting with insufficient independence between the board and management.

d.        We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a "bright line" test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pills would be seen as a basis for opposing one or more incumbent nominees.

e.        In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such.

f.        We consider withholding support from or voting against a nominee who has failed to attend at least 75% of board meetings within a given year without a reasonable excuse.

g.        We consider withholding support from or voting against a nominee who serves on the board of directors of more than six companies (excluding investment companies). We also consider voting against a director who otherwise appears to have too many commitments to serve adequately on the board of the company.

2.        Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66?%) of the company's board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

3.        Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to social, religious or ethnic group.

4.        Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

5.        Proxy access: We consider on a case-by-case basis shareholder proposals to provide procedures for inclusion of shareholder nominees in company proxy statements.

6.        Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to
          "declassify" the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis based in part on overall takeover defenses at a company.

7.        Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board). U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

8.        Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.

9.        Director retirement age and term limits: Proposals recommending set director retirement ages or director term limits are voted on a case-by-case basis.

10.       Proposals to limit directors' liability and/or broaden indemnification of directors. Generally, we will support such proposals provided that the officers and directors are eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company.

C.        Corporate transactions and proxy fights. We examine proposals relating to mergers, acquisitions and other special corporate transactions
          (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis.
          However, proposals for mergers or other significant transactions that are friendly and approved by the Research Providers generally will be supported and in those instances will not need to be reviewed by the
          Proxy Review Committee, where there is no portfolio manager objection and where there is no material conflict of interest. We also analyze proxy contests on a case-by-case basis.

D.        Changes in capital structure.

1.        We generally support the following:

o                 Management and shareholder proposals aimed at eliminating
                  unequal voting rights, assuming fair economic treatment of classes of shares we hold.

o                 Management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested;
                  and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new
                  authorization will be outstanding.

o                 Management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued
                  capital, unless we have concerns about use of the authority for anti-takeover purposes.

o                 Management proposals to authorize share repurchase plans,
                  except in some cases in which we believe there are
                  insufficient protections against use of an authorization for anti-takeover purposes.

o                 Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of
                  preferred stock.

o        Management proposals to effect stock splits.

o                 Management proposals to effect reverse stock splits if
                  management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in
                  authorized shares coincides with the proxy guidelines set
                  forth above for common stock increases.

o        Management proposals for higher dividend payouts.

2. We generally oppose the following (notwithstanding management support):

o                 Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

o                 Proposals to increase the authorized or issued number of
                  shares of existing classes of stock that are unreasonably
                  dilutive, particularly if there are no preemptive rights for existing shareholders.

o                 Proposals that authorize share issuance at a discount to
                  market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

o Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some
Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

E.       Takeover Defenses and Shareholder Rights

1.       Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans
         (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles; and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.       Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.       Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

4.       Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

5.       Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review
         Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

6.       Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are "bundled" and presented for a single vote.

F.       Auditors. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied
         (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

G.       Executive and Director Remuneration.

1.       We generally support the following proposals:

o                 Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against
                  shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage ("run rate")
                  of equity compensation in the recent past; or if there are objectionable plan design and provisions.

o                 Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is
                  appropriate within the market context. While stock-based
                  compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in
                  significant forfeiture of value on a director's decision to resign from a board (such forfeiture can undercut director independence).

o                 Proposals for employee stock purchase plans that permit
                  discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive
                  employees.

o                 Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder
                  interest.

2.            Shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental
              Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

3.            Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company's current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

4.            We consider shareholder proposals for U.K.-style advisory votes on pay on a case-by-case basis.

5.            We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in option exercises.

6.            Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company's reasons and justifications for a re-pricing, the company's competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

H.            Social, Political and Environmental Issues. We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine whether they will have a financial impact on shareholder value. However, we generally vote against proposals requesting reports that are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We generally oppose proposals requiring adherence to workplace standards that are not required or
              customary in market(s) to which the proposals relate.

I.            Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III.          ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the "Committee") has overall responsibility for creating and implementing the Policy, working with an MSIM staff group (the
"Corporate Governance Team"). The Committee, which is appointed by MSIM's Chief
Investment Officer of Global Equities ("CIO"), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The Committee Chairperson is the head of the Corporate Governance Team, and is responsible for identifying issues that require Committee deliberation or ratification. The Corporate Governance Team, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The
Corporate Governance Team has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance, and to refer other case-by-case decisions to the Proxy Review Committee.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

A.       Committee Procedures

The Committee will meet at least monthly to (among other matters) address any outstanding issues relating to the Policy or its implementation. The Corporate
Governance Team will timely communicate to ISS MSIM's Policy (and any amendments and/or any additional guidelines or procedures the Committee may adopt).

The Committee will meet on an ad hoc basis to (among other matters): (1)
authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting"
(i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2)
review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in this Policy; and (3) determine how to vote matters for which specific direction has not been provided in this Policy.

Members of the Committee may take into account Research Providers'
recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies ("Index
Strategies") will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the Committee will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

B.       Material Conflicts of Interest

In addition to the procedures discussed above, if the Committee determines that an issue raises a material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee").

The Special Committee shall be comprised of the Chairperson of the Proxy Review
Committee, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee)
designated by the Proxy Review Committee, and MSIM's relevant Chief Investment
Officer or his/her designee, and any other persons deemed necessary by the
Chairperson. The Special Committee may request the assistance of MSIM's General
Counsel or his/her designee who will have sole discretion to cast a vote. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C.       Identification of Material Conflicts of Interest

A potential material conflict of interest could exist in the following situations, among others:

1.       The issuer soliciting the vote is a client of MSIM or an affiliate of
         MSIM and the vote is on a material matter affecting the issuer.

2.       The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.       Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the Chairperson of the Committee determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the
Chairperson will address the issue as follows:

1.       If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.       If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM's
         Client Proxy Standard.

3.       If the Research Providers' recommendations differ, the Chairperson will refer the matter to the Committee to vote on the proposal. If the
         Committee determines that an issue raises a material conflict of interest, the Committee will request a Special Committee to review and recommend a course of action, as described above. Notwithstanding the above, the Chairperson of the Committee may request a Special Committee to review a matter at any time as he/she deems necessary to resolve a conflict.

D.       Proxy Voting Reporting

The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by an MSIM Fund, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those Funds at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special
Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

The Corporate Governance Team will timely communicate to applicable portfolio managers and to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

MSIM will promptly provide a copy of this Policy to any client requesting it.
MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.

MSIM's Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund's holdings.

APPENDIX A

The following procedures apply to accounts managed by Morgan Stanley AIP GP LP
("AIP").

Generally, AIP will follow the guidelines set forth in Section II of MSIM's
Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client
Proxy Standard, the guidelines should not be followed, the Proxy Review
Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Liquid Markets investment team and the Private Markets investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights

For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the "Fund") that does not provide for voting rights; or 2)
waive 100% of its voting rights with respect to the following:

1.       Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a "Designated
         Person," and collectively, the "Designated Persons"), which may include, but are not limited to, voting on the election or removal of a
         Designated Person in the event of such Designated Person's death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a
         Designated Person; and

2.       Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund's organizational documents; provided, however, that, if the Fund's organizational documents require the consent of the Fund's general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

APPENDIX B

The following procedures apply to the portion of the Van Kampen Dynamic Credit
Opportunities Fund ("VK Fund") sub advised by Avenue Europe International
Management, L.P. ("Avenue"). (The portion of the VK Fund managed solely by Van
Kampen Asset Management will continue to be subject to MSIM's Policy.)

     1.   Generally:  With respect to Avenue's portion of the VK Fund, the Board
          of  Trustees  of  the  VK  Fund  will   retain  sole   authority   and
          responsibility  for proxy  voting.  The Adviser's  involvement  in the voting  process  of  Avenue's  portion  of the  VK  Fund  is a  purely administrative  function,  and serves to execute and deliver the proxy voting  decisions  made by the VK Fund  Board in  connection  with the
          Avenue portion of the VK Fund,  which may, from time to time,  include related  administrative tasks such as receiving proxies,  following up on missing proxies,  and collecting data related to proxies.  As such, the Adviser  shall not be deemed to have voting power or shared voting power with Avenue with respect to Avenue's portion of the Fund.

     2.   Voting Guidelines: All proxies, with respect to Avenue's portion of the VK Fund, will be considered by the VK Fund Board or such subcommittee as the VK Fund Board may designate from time to time for determination and voting approval. The VK Board or its subcommittee will timely communicate to MSIM's Corporate Governance Group its proxy voting decisions, so that among other things the votes will be effected consistent with the VK Board's authority.

     3.   Administration: The VK Board or its subcommittee will meet on an adhoc basis as may be  required  from  time to time to review  proxies  that require its review and determination. The VK Board or its subcommittee will  document in writing all of its  decisions and actions which will be maintained by the VK Fund, or its  designee(s),  for a period of at least 6 years. If a subcommittee is designated, a summary of decisions made by such  subcommittee will be made available to the full VK Board for its information at its next scheduled respective meetings.

                             OPPENHEIMERFUNDS, INC.
                                OPPENHEIMER FUNDS
                 PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES
                           (as of August 26, 2008) and
                 PROXY VOTING GUIDELINES (as of August 26, 2008)

         These Portfolio Proxy Voting Policies and Procedures (the "Policies and
Procedures"), which include the attached "OppenheimerFunds Proxy Voting
Guidelines" (the "Guidelines"), set forth the proxy voting policies, procedures and guidelines to be followed by OppenheimerFunds, Inc. ("OFI") in voting portfolio proxies relating to securities held by clients, including registered investment companies advised or sub-advised by OFI ("Fund(s)").
         To the extent that these Policies, Procedures and Guidelines establish a standard, OFI's compliance with such standard, or failure to comply with such standard, will be subject to OFI's judgment.

A. Funds for which OFI has Proxy Voting Responsibility

         OFI Funds. Each Board of Directors/Trustees of the Funds advised by OFI
(the "OFI Fund Board(s)") has delegated to OFI the authority to vote portfolio proxies pursuant to these Policies and Procedures and subject to Board supervision.
         Sub-Advised Funds. OFI also serves as an investment sub-adviser for a number of other non-OFI funds not overseen by the OFI Fund Boards ("Sub-Advised
Funds"). Generally, pursuant to contractual arrangements between OFI and many of those Sub-Advised Funds' managers, OFI is responsible for portfolio proxy voting of the portfolio proxies held by those Sub-Advised Funds. When voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI may refer the vote to the portfolio manager of the sub-advised fund.
         Tremont Fund (Fund-of-Hedge Funds) OFI's Tremont Fund (the "Tremont
Fund") is structured as a fund-of-hedge funds and invests its assets primarily in underlying private investment partnerships and similar investment vehicles
("portfolio funds"). The Tremont Fund has delegated voting of portfolio proxies
(if any) for its portfolio holdings to OFI. OFI, in turn, has delegated the proxy voting responsibility to Tremont Partners, Inc., the investment manager of the Tremont Fund.
         The underlying portfolio funds, however, typically do not solicit votes from their interest holders (such as the Tremont Fund). Therefore, the Tremont
Fund's interests (or shares) in those underlying portfolio funds are not considered to be "voting securities" and generally would not be subject to these
Policies and Procedures. However, in the unlikely event that an underlying portfolio fund does solicit the vote or consent of its interest holders, the
Tremont Fund and Tremont Partners, Inc. have adopted these Policies and
Procedures and will vote in accordance with these Policies and Procedures.

B.  Proxy  Voting   Committee

OFI's  internal  proxy voting  committee (the  "Committee")  is responsible  for overseeing  the proxy voting  process and  ensuring  that OFI and the Funds meet their  regulatory and corporate  governance  obligations for voting of portfolio proxies.  The  Committee  has  adopted  a  written  charter  that  outlines  its
responsibilities.   The  Committee   shall  oversee  the  proxy  voting  agent's
compliance with these Policies and Procedures and the Guidelines,  including any deviations by the proxy voting agent from the Guidelines.

C. Administration and Voting of Portfolio Proxies
       ----------------------------------------------
         1.       Fiduciary Duty and Objective
         As an investment adviser that has been granted the authority to vote portfolio proxies, OFI owes a fiduciary duty to the Funds to monitor corporate events and to vote portfolio proxies consistent with the best interests of the
Funds and their shareholders. In this regard, OFI seeks to ensure that all votes are free from unwarranted and inappropriate influences. Accordingly, OFI generally votes portfolio proxies in a uniform manner for the Funds and in accordance with these Policies and Procedures and the Guidelines.
         In meeting its fiduciary duty, OFI generally undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the Funds. Similarly, when voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI's primary consideration is the economic interests of the Funds and their shareholders.
         2.        Proxy Voting Agent
         On behalf of the Funds, OFI retains an independent, third party proxy voting agent to assist OFI in its proxy voting responsibilities in accordance with these Policies and Procedures and, in particular, with the Guidelines. As discussed above, the Committee is responsible for monitoring the proxy voting agent.
         In general, OFI may consider the proxy voting agent's research and analysis as part of OFI's own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis. OFI bears ultimate responsibility for how portfolio proxies are voted. Unless instructed otherwise by OFI, the proxy voting agent will vote each portfolio proxy in accordance with the Guidelines. The proxy voting agent also will assist OFI in maintaining records of OFI's and the Funds' portfolio proxy votes, including the appropriate records necessary for the Funds' to meet their regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the SEC.
         3.         Material Conflicts of Interest
         OFI votes portfolio proxies without regard to any other business relationship between OFI (or its affiliates) and the company to which the portfolio proxy relates. To this end, OFI must identify material conflicts of interest that may arise between the interests of a Fund and its shareholders and
OFI, its affiliates or their business relationships. A material conflict of interest may arise from a business relationship between a portfolio company or its affiliates (together the "company"), on one hand, and OFI or any of its affiliates (together "OFI"), on the other, including, but not limited to, the following relationships:

o OFI provides  significant  investment  advisory or other services to a company whose  management  is  soliciting  proxies or OFI is  seeking  to  provide  such services;

o    a  company  that is a  significant  selling  agent  of OFI's  products  and services solicits proxies;

o    OFI serves as an investment adviser to the pension or other investment account of the portfolio company or OFI is seeking to serve in that capacity; or

o OFI and the company have a lending or other financial-related relationship.

In each of these situations, voting against company management's recommendation may cause OFI a loss of revenue or other benefit.

OFI and its  affiliates  generally  seek to avoid  such  material  conflicts  of interest by maintaining separate investment decision making processes to prevent the sharing of business  objectives  with respect to proposed or actual  actions regarding portfolio proxy voting decisions.  This arrangement alone, however, is insufficient  to assure that  material  conflicts  of interest do not  influence
OFI's voting of portfolio  proxies.  To minimize this  possibility,  OFI and the
Committee  employ the following  procedures,  as long as OFI determines that the course of  action  is  consistent  with the best  interests  of the Fund and its shareholders:

o                 If the proposal that gives rise to a material conflict is
                  specifically addressed in the Guidelines, OFI will vote the portfolio proxy in accordance with the Guidelines, provided that the Guidelines do not provide discretion to OFI on how to vote on the matter (i.e., case-by-case);
o                 If the proposal that gives rise to a potential conflict is not specifically addressed in the Guidelines or provides
                  discretion to OFI on how to vote, OFI will vote in accordance with its proxy voting agent's general recommended guidelines on the proposal provided that OFI has reasonably determined there is no conflict of interest on the part of the proxy
                  voting agent;
o                 If neither of the previous two procedures provides an
                  appropriate voting recommendation, OFI may retain an
                  independent fiduciary to advise OFI on how to vote the
                  proposal; or the Committee may determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct OFI to abstain from voting.

         4.         Certain Foreign Securities
         Portfolio proxies relating to foreign securities held by the Funds are subject to these Policies and Procedures. In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as "share-blocking."
Share-blocking would prevent OFI from selling the shares of the foreign security for a period of time if OFI votes the portfolio proxy relating to the foreign security. In determining whether to vote portfolio proxies subject to such restrictions, OFI, in consultation with the Committee, considers whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Accordingly, OFI may determine not to vote such securities. If
OFI determines to vote a portfolio proxy and during the "share-blocking period"
OFI would like to sell an affected foreign security for one or more Funds, OFI, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).
         5.        Securities Lending Programs
         The Funds may participate in securities lending programs with various counterparties. Under most securities lending arrangements, proxy voting rights during the lending period generally are transferred to the borrower, and thus proxies received in connection with the securities on loan may not be voted by the lender (i.e., the Fund) unless the loan is recalled in advance of the record date. If a Fund participates in a securities lending program, OFI will attempt to recall the Funds' portfolio securities on loan and vote proxies relating to such securities if OFI has knowledge of a shareholder vote in time to recall such loaned securities and if OFI determines that the votes involve matters that would have a material effect on the Fund's investment in such loaned securities.
         6. Shares of Registered Investment Companies (Fund of Funds) Certain
         OFI Funds are structured as funds of funds and invest their assets primarily in other underlying OFI Funds (the "Fund of Funds").
Accordingly, the Fund of Fund is a shareholder in the underlying OFI Funds and may be requested to vote on a matter pertaining to those underlying OFI Funds.
With respect to any such matter, the Fund of Funds will vote its shares in the underlying OFI Fund in the same proportion as the vote of all other shareholders in that underlying OFI Fund (sometimes called "mirror" or "echo" voting).

D.       Fund Board Reports and Recordkeeping
         OFI will prepare periodic reports for submission to the Board describing:
o                 any issues arising under these Policies and Procedures since the last report to the Board and the resolution of such
                  issues, including but not limited to, information about
                  conflicts of interest not addressed in the Policies and
                  Procedures; and
o                 any proxy votes taken by OFI on behalf of the Funds since the last report to the Board which were deviations from the
                  Policies and Procedures and the reasons for any such
                  deviations.
         In addition, no less frequently than annually, OFI will provide the
Boards a written report identifying any recommended changes in existing policies based upon OFI's experience under these Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.
         OFI will maintain all records required to be maintained under, and in accordance with, the Investment Company Act of 1940 and the Investment Advisers
Act of 1940 with respect to OFI's voting of portfolio proxies, including, but not limited to:

o these Policies and Procedures, as amended from time to time;

o Records  of votes cast with  respect  to  portfolio  proxies,  reflecting  the information required to be included in Form N-PX;

o Records  of written  client  requests  for proxy  voting  information  and any written responses of OFI to such requests; and

o Any written materials  prepared by OFI that were material to making a decision in how to vote, or that memorialized the basis for the decision.

E.       Amendments to these Procedures
         In addition to the Committee's responsibilities as set forth in the
Committee's Charter, the Committee shall periodically review and update these
Policies and Procedures as necessary. Any amendments to these Procedures and
Policies (including the Guidelines) shall be provided to the Boards for review, approval and ratification at the Boards' next regularly scheduled meetings.
F.       Proxy Voting Guidelines
         The Guidelines adopted by the Boards of the Funds are attached as
Appendix A. The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede. Accordingly, the Guidelines address the issues OFI has most frequently encountered in the past several years.

                                                         Appendix A

                  OPPENHEIMERFUNDS, INC. AND OPPENHEIMER FUNDS
                        PORTFOLIO PROXY VOTING GUIDELINES
                          (dated as of August 26, 2008)

1. OPERATIONAL ITEMS

         1.1      Amend Quorum Requirements.
o                 Vote AGAINST proposals to reduce quorum requirements for
                  shareholder meetings below a majority of the shares
                  outstanding unless there are compelling reasons to support the proposal.

         1.2      Amend Minor Bylaws.
o Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

         1.3      Change Company Name.

o        Vote WITH Management

         1.4      Change Date, Time, or Location of Annual Meeting.
o                 Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is
                  unreasonable.
o                 Vote AGAINST shareholder proposals to change the
                  date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

         1.5      Transact Other Business.
o Vote AGAINST proposals to approve other business when it appears as voting item.

         AUDITORS

         1.6      Ratifying Auditors

o    Vote FOR Proposals to ratify auditors, unless any of the following apply:

o    An auditor has a financial interest in or association with the company, and is therefore not independent,

o    Fees for non-audit services are excessive,

o    There is reason to believe  that the  independent  auditor has  rendered an opinion which is neither accurate nor indicative of

o    the company's financial position, or Poor accounting practices are identified that rise to a serious level of concern, such as: fraud;
     misapplication of Generally Accepted Accounting Principles ("GAAP") or
     International Financial Reporting Standards ("IFRS"); or material weaknesses identified in Section 404 disclosures.

o    Vote AGAINST  shareholder  proposals  asking companies to prohibit or limit their auditors from engaging in non-audit services.

o    Vote AGAINST shareholder proposals asking for audit firm rotation

o    Vote on a CASE-BY-CASE basis on shareholder proposals asking the company to discharge the auditor(s).

o    Proposals   are   adequately   covered  under   applicable   provisions  of
     Sarbanes-Oxley Act or NYSE or SEC regulations.

2.0      THE BOARD OF DIRECTORS

2.1      Voting on Director Nominees
o        Vote on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:

o    Composition  of the board and key board  committees o  Attendance  at board meetings

o    Corporate governance provisions and takeover activity

o    Long-term  company  performance  relative  to a market  index o  Directors'
     investment in the company

o    Whether the chairman is also serving as CEO

o    Whether a retired CEO sits on the board

o    WITHHOLD VOTES: However, there are some actions by directors that should result in votes being WITHHELD. These instances include directors who:

o    Attend less than 75% of the board and  committee  meetings  without a valid excuse.

o    Implement or renew a dead-hand or modified dead-hand poison pill

o    Ignore a shareholder  proposal that is approved by a majority of the shares outstanding.

o    Ignore a  shareholder  proposal that is approved by a majority of the votes cast for two  consecutive  years.

o    Failed to act on takeover  offers  where the  majority of the  shareholders tendered their shares.

o    Are inside directors or affiliated outsiders; and sit on the audit, compensation, or nominating committees or the company does not have one of these committees.

o    Are audit committee members and any of the following has applied and become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:

o    The non-audit fees paid to the auditor are excessive

o    A material weakness is identified in the Section 404 Sarbanes-Oxley Act disclosures which rises to a level of serious concern, there are chronic internal control issues and an absence of established effective control mechanisms, or

o    There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

o    Are compensation committee members and any of the following has applied and become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:

o    There is a clearly negative correlation between the chief executive's pay and company performance under standards adopted in this policy,

o    The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan,

o    The company fails to submit one-time transfers of stock options to a shareholder vote,

o    The company fails to fulfill the terms of a burn rate  commitment they made to shareholders,

o    The company has inappropriately backdated options, or

o    The company has egregious compensation practices.

o    Enacted  egregious  corporate  governance  policies  or failed  to  replace management as  appropriate.

o    Are inside directors or affiliated outside directors; and the full board is less than majority independent.

o    Are CEOs of public companies who serve on more than three public company boards, i.e., more than two public company boards other than their own board (the term "public company" excludes an investment company).Vote should be WITHHELD only at their outside board elections.

o    Serve on more than five public company boards. (The term "public company"
     excludes an investment company.)

o    Additionally, the following should result in votes being WITHHELD (except from new nominees):

o    If the director(s) receive more than 50% withhold votes of votes cast and the issue that was the underlying cause of the high level of withhold votes in the prior election has not been addressed.

o    If the company has adopted or renewed a poison pill without shareholder approval since the company's last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption. If a company that triggers this policy commits to putting its pill to a shareholder vote within 12 months of its adoption, OFI will not recommend a WITHHOLD vote.

2.2      Board Size

o                 Vote on a CASE-BY-CASE basis on shareholder proposals to
                  maintain or improve ratio of independent versus
                  non-independent directors.

o    Vote FOR proposals seeking to fix the board size or designate a range for the board size.

o    Vote on a CASE-BY-CASE basis on proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

2.3      Classification/Declassification of the Board
         --------------------------------------------
o        Vote AGAINST proposals to classify the board.

o    Vote FOR proposals to repeal  classified  boards and to elect all directors annually.  In addition, if 50% of voting shareholders request repeal of the classified board and the board remains classified, WITHHOLD votes for those directors at the next  meeting at which  directors  are  elected,  provided however,  if the company has majority  voting for directors  that meets the standards  under this policy,  WITHHOLD  votes only from  directors  having responsibility to promulgate classification/declassification policies, such as directors serving on the governance  committee,  nominating committee or either of its equivalent.

2.4      Cumulative Voting

o Vote FOR proposal to eliminate cumulative voting.

o    Vote on a CASE-BY-CASE basis on cumulative voting proposals at controlled companies (where insider voting power is greater than 50%).

2.5  Require Majority Vote for Approval of Directors o OFI will generally vote
     FOR precatory and binding resolutions requesting that the board change the company's bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

     Companies are strongly encouraged to also adopt a post-election policy
     (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

2.6  Director and Officer Indemnification and Liability Protection

o    Proposals on director and officer  indemnification and liability protection should be  evaluated on a  CASE-BY-CASE  basis,  using  Delaware law as the standard.  Vote on a CASE-BY-CASE  basis on proposals to eliminate entirely directors' and officers'  liability for monetary  damages for violating the
     duty  of  care,   provided  the  liability  for  gross  negligence  is  not
     eliminated.  Vote on a CASE-BY-CASE basis on indemnification proposals that would  expand  coverage  beyond  just  legal  expenses  to  acts,  such  as negligence,  that are more serious violations of fiduciary  obligation than mere  carelessness,  provided coverage is not provided for gross negligence acts.  Vote on a  CASE-BY-CASE  basis on  proposals  to expand the scope of
     indemnification  to  provide  for  mandatory   indemnification  of  company
     officials in connection with acts that previously the company was permitted to provide  indemnification  for at the  discretion of the company's  board
     (i.e. "permissive indemnification") but that previously the company was not required to indemnify.

o    Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

o    The director was found to have acted in good faith and in a manner that he reasonable believed was in the best interests of the company, and

o Only if the director's legal expenses would be covered.

2.7  Establish/Amend Nominee Qualifications

o    Vote on a CASE-BY-CASE basis on proposals that establish or amend director qualifications.

o    Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

o Vote AGAINST shareholder proposals requiring two candidates per board seat.

         2.8      Filling Vacancies/Removal of Directors.

o    Vote AGAINST  proposals that provide that directors may be removed only for cause.

o    Vote FOR proposals to restore  shareholder ability to remove directors with or without cause.

o    Vote AGAINST  proposals  that provide that only  continuing  directors  may elect replacements to fill board vacancies.

o    Vote FOR  proposals  that permit  shareholders  to elect  directors to fill board vacancies.

2.9  Independent Chairman (Separate Chairman/CEO)

o    Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure. This should include all of the following:

o    Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties

o    Two-thirds independent board

o    All-independent key committees

o    Established governance guidelines

o    The  company  should  not have  underperformed  its  peers  and  index on a one-year  and  three-year  basis,  unless  there  has been a change  in the
     Chairman/CEO  position  within  that  time.  Performance  will be  measured
     according  to  shareholder   returns  against  index  and  peers  from  the
     performance summary table.

2.10 Majority of Independent Directors/Establishment of Committees

o    Vote FOR  shareholder  proposals  asking  that a majority of  directors  be independent but vote CASE-BY-CASE on proposals that more than a majority of directors  be  independent.  NYSE and NASDAQ  already  require  that listed companies have a majority of independent directors.

o    Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

2.11 Open Access

o    Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent's rationale for targeting the company in terms of board and director conduct.

2.12 Stock Ownership Requirements

o    Vote on a CASE-BY-CASE basis on shareholder proposals that mandate a minimum amount of stock that a director must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is favored, the company should determine the appropriate ownership requirement.

o    Vote on a CASE-BY-CASE basis on shareholder proposals asking companies to adopt holding periods or retention ratios for their executives, taking into account:

o    Whether the company has any holding period, retention ratio or officer ownership requirements in place. These should consist of: Rigorous stock ownership guidelines or short-term holding period requirement (six months to one year) coupled with a significant long-term ownership requirement or a meaningful retention ratio.

o    Actual officer stock ownership and the degree to which it meets or exceeds the proponent's suggested holding period/retention ratio or the company's own stock ownership or retention requirements.

2.13 Age or Term Limits

o    Vote AGAINST shareholder or management proposals to limit the tenure of directors either through term limits or mandatory retirement ages. OFI views as management decision.

3.0      PROXY CONTESTS

3.1  Voting for Director Nominees in Contested Elections

o    Votes in a contested election of directors must be evaluated on a
     CASE-BY-CASE basis considering the following factors:

o    Long-term financial performance of the target company relative to its industry

o    Management's track record

o    Background to the proxy contest

o    Qualifications of director nominees (both slates)

o    Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met

o        Stock ownership position

3.2  Reimbursing Proxy Solicitation Expenses

o    Voting to reimburse proxy solicitation expenses should be analyzed on a
     CASE-BY-CASE basis. In cases, which OFI recommends in favor of the dissidents, OFI also recommends voting for reimbursing proxy solicitation expenses.

3.3  Confidential Voting

o    Vote on a CASE-BY-CASE basis on shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election.

4.0      ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

4.1  Advance Notice Requirements for Shareholder Proposals/Nominations.

o    Votes on advance notice proposals are determined on a CASE-BY-CASE basis, generally giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

4.2  Amend Bylaws without Shareholder Consent

o    Vote AGAINST  proposals  giving the board exclusive  authority to amend the bylaws.

o    Vote FOR  proposals  giving  the board the  ability  to amend the bylaws in addition to shareholders.

4.3  Poison Pills

o    Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plan agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

o    Vote AGAINST proposals that increase authorized common stock fro the explicit purpose of implementing a shareholder rights plan (poison pill).

o    Vote FOR share holder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.

o    Vote FOR  shareholder  proposals  asking  that any future  pill be put to a shareholder vote.

4.4  Shareholder Ability to Act by Written Consent

o    Vote AGAINST proposals to restrict or prohibit  shareholder ability to take action by written consent.

o    Vote FOR  proposals to allow or make easier  shareholder  action by written consent.

         4.5      Shareholder Ability to Call Special Meetings

o    Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

o    Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

         4.6      Establish Shareholder Advisory Committee
                  ----------------------------------------

o        Vote on a CASE-BY-CASE basis.

         4.7      Supermajority Vote Requirements

o Vote AGAINST proposals to require a supermajority shareholder vote.

o Vote FOR proposals to lower supermajority vote requirements.

5.0      MERGERS AND CORPORATE RESTRUCTURINGS

5.1  Appraisal Rights

o    Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

5.2  Asset Purchases

o        Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
o        Purchase price
o        Fairness opinion
o        Financial and strategic benefits
o        How the deal was negotiated
o        Conflicts of interest
o        Other alternatives for the business
o        Non-completion risk

5.3  Asset Sales

o        Vote CASE-BY-CASE on asset sale proposals, considering the following factors:
o        Impact on the balance sheet/working capital
o        Potential elimination of diseconomies
o        Anticipated financial and operating benefits
o        Anticipated use of funds
o        Value received for the asset
o        Fairness opinion
o        How the deal was negotiated
o        Conflicts of interest

5.4  Bundled Proposals

o    Review on a CASE-BY-CASE basis on bundled or "conditioned" proxy proposals.
     In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

5.5  Conversion of Securities

o    Votes on proposals regarding conversion of securities are determined on a
     CASE-BY-CASE basis. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to the market value, financial issues, control issues, termination penalties, and conflicts of interest.

o    Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

5.6  Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy
     Plans/Reverse Leveraged Buyouts/Wrap Plans

o    Votes on proposals to increase common and/or  preferred shares and to issue
     shares  as  part  of  a  debt   restructuring  plan  are  determined  on  a
     CASE-BY-CASE basis, taking into consideration the following:

o        Dilution to existing shareholders' position
o        Terms of the offer
o        Financial issues
o        Management's efforts to pursue other alternatives
o        Control issues
o        Conflicts of interest
o        Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.7  Formation of Holding Company

o    Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

o    The reasons for the change o Any financial or tax benefits

o    Regulatory benefits

o    Increases in capital structure

o    Changes to the articles of incorporation or bylaws of the company.

o    Absent  compelling  financial  reasons to recommend the  transaction,  vote
     AGAINST the formation of a holding company if the transaction would include either of the following:

o    Increases in common or preferred  stock in excess of the allowable  maximum as calculated by the ISS Capital Structure Model.

o    Adverse changes in shareholder rights.

5.8  Going Private  Transactions  (LBOs,  Minority  Squeezeouts)  and Going Dark
     Transactions

    ----------------------------------------------------------------------
o   Vote on going private transactions on a CASE-BY-CASE basis, taking into account the following:
o   Offer price/premium
o   Fairness opinion
o How the deal was negotiated o Conflicts of interests o Other alternatives/offers considered o Non-completion risk
o   Vote CASE-BY-CASE on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:
o    Whether the company has attained benefits from being publicly-traded
     (examination of trading volume, liquidity, and market research of the stock),
o    Cash-out  value,
o    Whether  the  interests  of  continuing  and
     cashed-out  shareholders are balanced,  and
o The market reaction to public announcement of the transaction.

5.9  Joint Venture

o        Votes on a CASE-BY-CASE basis on proposals to form joint ventures, taking into account the following:
o        Percentage of assets/business contributed
o        Percentage of ownership
o        Financial and strategic benefits
o        Governance structure
o        Conflicts of interest
o        Other alternatives
o        Non-completion risk

5.10 Liquidations

o    Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

o    Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

5.11 Mergers  and  Acquisitions/Issuance  of  Shares  to  Facilitate  Merger  or
     Acquisition
-------------------------------------------------------------------------------

o    Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

     Prospects of the combined company, anticipated financial and operating benefits

o    Offer price (premium or discount) o Fairness opinion

o    How the deal was negotiated

o    Changes in corporate governance

o    Change in the capital structure

o    Conflicts of interest

5.12 Private Placements/Warrants/Convertible Debenture

o    Votes on proposals regarding private placements should be determined on a
     CASE-BY-CASE basis. When evaluating these proposals the invest should review:

o    Dilution  to  existing  shareholders'  position  o  Terms  of the  offer  o
     Financial issues

o    Management's efforts to pursue other alternatives

o    Control issues

o    Conflicts of interest

o    Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.13 Spinoffs

o        Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:
o        Tax and regulatory advantages
o        Planned use of the sale proceeds
o        Valuation of spinoff
o        Fairness opinion
o        Benefits to the parent company
o        Conflicts of interest
o        Managerial incentives
o        Corporate governance changes
o        Changes in the capital structure

5.14 Value Maximization Proposals

o    Votes on a CASE-BY-CASE basis on shareholder  proposals seeking to maximize shareholder  value by  hiring a  financial  advisor  to  explore  strategic
     alternatives,   selling  the  company  or   liquidating   the  company  and
     distributing  the  proceeds  to  shareholders.  These  proposals  should be evaluated based on the following  factors:  prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution and whether the company is actively  exploring its strategic options, including retaining a financial advisor.

5.15 Severance Agreements that are Operative in Event of Change in Control

 ---------------------------------------------------------------------

o    Review  CASE-BY-CASE,  with consideration give to ISS  "transfer-of-wealth"
     analysis. (See section 8.2)

6.0      STATE OF INCORPORATION

o    6.1 Control Share Acquisition Provisions

     Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

o    Vote AGAINST proposals to amend the charter to include control share acquisition provisions. o Vote FOR proposals to restore voting rights to the control shares.

6.2  Control Share Cashout Provisions

o Vote FOR proposals to opt out of control share cashout statutes.

6.3  Disgorgement Provisions

o Vote FOR proposals to opt out of state disgorgement provisions.

6.4  Fair Price Provisions

o    Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

o    Generally vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

6.5  Freezeout Provisions

o Vote FOR proposals to opt out of state freezeout provisions.

6.6  Greenmail

o    Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

o    Review on a CASE-BY-CASE basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

6.7  Reincorporation Proposals

o    Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

o    Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

6.8  Stakeholder Provisions

o    Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

6.9  State Anti-takeover Statutes

o    Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7.0  CAPITAL STRUCTURE

7.1  Adjustments to Par Value of Common Stock o Vote FOR management proposals to reduce the par value of common stock.

7.2  Common Stock Authorization

o    Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

o    Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

7.3  Dual-Class Stock

o    Vote AGAINST proposals to create a new class of common stock with superior voting rights.

o    Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

o    It is intended for financing purposes with minimal or no dilution to current shareholders

o    It is not designed to preserve the voting power of an insider or significant shareholder

7.4  Issue Stock for Use with Rights Plan

o    Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

7.5  Preemptive Rights

o    Review on a CASE-BY-CASE basis on shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive right, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

7.6  Preferred Stock

o    Vote FOR shareholder proposals to submit preferred stock issuance to shareholder vote.

o    Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

o Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense)

o    Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

o    Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

o    Vote AGAINST proposals to increase the number of blank check preferred shares unless, (i) class of stock has already been approved by shareholders and (ii) the company has a record of issuing preferred stock for legitimate financing purposes.

7.7  Pledge of Assets for Debt (Generally Foreign Issuers)

o    OFI will consider these proposals on a CASE-BY-CASE basis. Generally, OFI will support increasing the debt-to-equity ratio to 100%. Any increase beyond 100% will require further assessment, with a comparison of the company to its industry peers or country of origin.

     In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300%.

7.8  Recapitalization

o        Votes CASE-BY-CASE on recapitalizations (reclassification of securities), taking into account the following:
o        More simplified capital structure
o        Enhanced liquidity
o        Fairness of conversion terms
o        Impact on voting power and dividends
o        Reasons for the reclassification
o        Conflicts of interest
o        Other alternatives considered

7.9  Reverse Stock Splits

o    Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

o    Vote FOR management proposals to implement a reverse stock split to avoid delisting.

o    Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

7.10 Share Purchase Programs

o    Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

     7.11 Stock Distributions: Splits and Dividends

     o    Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

         7.12     Tracking Stock

     o    Votes on the creation of tracking stock are determined on a
          CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.0      EXECUTIVE AND DIRECTOR COMPENSATION

8.1  Equity-based Compensation Plans

                  -------------------------------

o Vote compensation proposals on a CASE-BY-CASE basis.

o    In general, OFI considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. OFI analyzes stock option plans, paying particular attention to their dilutive effect. While OFI generally supports management proposals, OFI opposes compensation proposals that OFI believes to be excessive, with consideration of factors including the company's industry, market capitalization, revenues and cash flow.

o    Vote AGAINST plans that expressly  permit the repricing of underwater stock options without shareholder approval. Generally vote AGAINST plans in which the CEO  participates  if there is a  disconnect  between the CEO's pay and company  performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based. A decrease in performance is based on negative one- and three-year  total  shareholder returns. An increase in pay is based on the CEO's total direct compensation
     (salary,  cash  bonus,  present  value  of  stock  options,  face  value of restricted stock, face value of long-term  incentive plan payouts,  and all other compensation)  increasing over the previous year. Also WITHHOLD votes from the Compensation Committee members.

8.2  Director Compensation

o    Vote CASE-BY-CASE on stock plans or non-cash compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap. On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap.

o    Vote FOR the plan if ALL of the following qualitative factors in the board's compensation are met and disclosed in the proxy statement:

o    Director stock ownership guidelines with a minimum of three times the annual cash retainer;

o Vesting schedule or mandatory holding/deferral period:

|X| A minimum vesting of three years for stock options or restricted stock, or

|X|  Deferred stock payable at the end of a three-year deferral period;

o Mix between cash and equity:

|X|  A balanced mix of cash and equity, for example 40% cash/60% equity or 50%
     cash/50% equity, or

|X|  If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship;

o    No retirement/benefits  and perquisites provided to non-employee directors;
     and

o    Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

8.3  Bonus for Retiring Director

o    Examine on a CASE-BY CASE basis. Factors we consider typically include length of service, company's accomplishments during the Director's tenure, and whether we believe the bonus is commensurate with the Director's contribution to the company.

8.4  Cash Bonus Plan

o    Consider on a CASE-BY-CASE basis. In general, OFI considers compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

8.5  Stock Plans in Lieu of Cash

o    Generally vote FOR management proposals, unless OFI believe the proposal is excessive.

     In casting its vote, OFI reviews the ISS recommendation per a "transfer of wealth" binomial formula that determines an appropriate cap for the wealth transfer based upon the company's industry peers.

o    Vote FOR plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

o Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

8.6  Pre-Arranged Trading Plans (10b5-1 Plans)

o    Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

o    Adoption,  amendment,  or  termination  of a 10b5-1 Plan must be  disclosed within two business days in a Form 8-K,

o    Amendment  or early  termination  of a 10b5-1  Plan is  allowed  only under extraordinary circumstances, as determined by the board,

o    Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan,

o    Reports on Form 4 must  identify  transactions  made  pursuant  to a 10b5-1
     Plan,

o    An executive may not trade in company stock outside the 10b5-1 Plan, and

o    Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

8.7  Management  Proposals  Seeking  Approval  to  Reprice  Options

o    Votes on management proposals seeking approval to exchange/reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

o        Historic trading patterns
o        Rationale for the repricing
o        Value-for-value exchange
o        Option vesting
o        Term of the option
o        Exercise price
o        Participation

8.8  Employee Stock Purchase Plans

o        Votes on employee stock purchase plans should be determined on a
         CASE-BY-CASE basis.

o           Votes FOR employee stock purchase plans where all of the following apply:
o Purchase price is at least 85% of fair market value o Offering period is 27 months or less o The number of shares allocated to the plan is 10% or less of the
         outstanding shares

o        Votes AGAINST employee stock purchase plans where any of the following apply:
o        Purchase price is at least 85% of fair market value
o        Offering period is greater than 27 months

o        The number of shares allocated to the plan is more than 10% of the outstanding shares

8.9  Incentive  Bonus  Plans  and  Tax  Deductibility   Proposals  (OBRA-Related
     Compensation Proposals)

     --------------------------------------------------------------------------

o    Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of
     Section 162(m).

o    Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

o    Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

o    Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

8.10 Employee Stock Ownership Plans (ESOPs)

o    Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares.)

8.11 Shareholder Proposal to Submit Executive Compensation to Shareholder Vote
    -------------------------------------------------------------------------

o        Vote on a CASE-BY-CASE basis.

8.12 Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposal

o    Vote on a CASE-BY-CASE basis considering the following factors in the context of each company's specific circumstances and the board's disclosed rationale for its practices:

o        Relative Considerations:

|X|  Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A:

|X| Evaluation of peer groups used to set target pay or award opportunities;

|X|  Alignment of company  performance and executive pay trends over time (e.g., performance down: pay down);

|X|  Assessment of disparity between total pay of the CEO and other Named
     Executive Officers (NEOs).

o    Design Considerations:

|X|  Balance of fixed versus performance-driven pay;

|X|  Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

o    Communication Considerations:

|X|  Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

|X|  Assessment of board's responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

8.13 401(k) Employee Benefit Plans

o Vote FOR proposals to implement a 401(k) savings plan for employees.

8.14 Shareholder Proposals Regarding Executive and Director Pay

o                 Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage
                  relative to its industry, and is not unduly burdensome to the company.

o                 Generally vote FOR shareholder proposals seeking disclosure regarding the company's, board's, or committee's use of
                  compensation consultants, such as company name, business
                  relationship(s) and fees paid.

o    Vote WITH MANAGEMENT on shareholder proposals requiring director fees be paid in stock only.

o    Vote FOR shareholder proposals to put option repricings to a shareholder vote.

o    Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

8.15 Performance-Based Stock Options

o    Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:

o    The proposal is overly  restrictive  (e.g.,  it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options), or

o    The  company  demonstrates  that  it is  using  a  substantial  portion  of performance-based awards for its top executives

8.16 Pay-for-Performance

o    Generally vote FOR shareholder proposals that align a significant portion of total compensation of senior executives to company performance. In evaluating the proposals, the following factors will be analyzed:

o    What aspects of the company's short-term and long-term incentive programs are performance-driven?

o    Can shareholders  assess the correlation  between pay and performance based on the company's disclosure?

o    What type of industry does the company belong to?

o    Which stage of the business cycle does the company belong to?

8.17 Golden Parachutes and Executive Severance Agreements

o    Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

o    Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:

o    The parachute should be less attractive than an ongoing employment opportunity with the firm

o    The triggering mechanism should be beyond the control management

o    The amount should not exceed three times base salary plus guaranteed benefits

o    Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

8.18 Pension Plan Income Accounting

o    Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive
     bonuses/compensation.

8.19 Supplemental Executive Retirement Plans (SERPs)

o    Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreement to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what it offered under employee-wide plans.

o    Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company's supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive's annual salary and excluding all incentive or bonus pay from the plan's definition of covered compensation used to establish such benefits.

8.20 Claw-back of Payments under Restatements

o    Vote on a CASE-BY-CASE basis on shareholder proposals requesting clawbacks or recoupment of bonuses or equity, considering factors such as:

o    The coverage of employees, whether it applies to all employees, senior executives or only employees committing fraud which resulted in the restatement

o The nature of the proposal where financial restatement is due to fraud

o    Whether or not the company has had material financial problems resulting in chronic restatements

o    The adoption of a robust and formal bonus/equity recoupment policy

o    If a company's bonus recoupment  policy provides overly broad discretion to the board in recovering compensation, generally vote FOR the proposal.

o    If the proposal seeks bonus recoupment from senior executives or employees committing fraud, generally vote FOR the proposal.

8.21     Tax Gross-Up Proposals

o    Generally vote FOR shareholder proposals calling for companies to adopt a policy of not providing tax gross-up payments, except in limited situations for broadly accepted business practices, such as reasonable relocation or expatriate tax equalization arrangements applicable to substantially all or a class of management employees of the company.

9.0      SOCIAL, POLITICAL AND ENVIRONMENTAL ISSUES

     In the case of social, political and environmental responsibility issues,
     OFI will generally ABSTAIN where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated.

o OFI will only for vote FOR a proposal that would clearly:

o    have a discernable  positive impact on short-term or long-term share value,
     or

o    have a presently indiscernible impact on short or long-term share value but promotes general long-term interests of the company and its shareholders, such as:

|X|  prudent business practices which support the long-term sustainability of natural resources within the company's business lines, including reasonable disclosure on environmental policy issues that are particularly relevant to the company's business,

|X|  reasonable and necessary measures to mitigate business operations from having disproportionately adverse impacts on the environment, absent which could potentially lead to onerous government sanctions, restrictions, or taxation regimes, major customer backlash, or other significant negative ramifications.

     In the evaluation of social, political, and environmental proposals, the following factors may be considered:

o    what percentage of sales, assets and earnings will be affected;

o    the degree to which the company's stated position on the issues could affect its reputation or sales, leave it vulnerable to boycott, selective purchasing, government sanctions, viable class action or shareholder derivative lawsuits;

o    whether the issues presented should be dealt with through government or company-specific action;

o    whether the company has already responded in some appropriate manner to the request embodied in the proposal;

o    whether the company's analysis and voting recommendation to shareholders is persuasive;

o    what other companies have done in response to the issue;

o    whether the proposal itself is well framed and reasonable;

o    whether  implementation of the proposal would achieve the objectives sought in the proposal;

o    whether the subject of the proposal is best left to the  discretion  of the board;

o    whether the requested  information is available to shareholders either from the company or from a publicly available source; and

o    whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

                                      PIMCO

                      PROXY VOTING POLICY AND PROCEDURES/1/

   The following are general proxy voting policies and procedures ("Policies and
Procedures") adopted by Pacific Investment Management Company LLC ("PIMCO"), an
investment adviser registered under the Investment Advisers Act of 1940, as amended ("Advisers Act")./2/ PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended ("1940 Act") and separate investment accounts for other clients./3/ These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission ("SEC") and
interpretations of its staff. In addition to SEC requirements governing advisers, PIMCO's Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974
("ERISA"), as set forth in the Department of Labor's rules and regulations./4/

   PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client's proxies. PIMCO's authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client's assets. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures./5/

   Set forth below are PIMCO's Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority. These Policies and Procedures may be revised from time to time.

GENERAL STATEMENTS OF POLICY

   These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO's clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.

   PIMCO may abstain from voting a client proxy under the following circumstances: (1) when the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.

- --------
/1/  Revised as of May 7, 2007.
/2/  These Policies and Procedures are adopted by PIMCO pursuant to Rule
     206(4)-6 under the Advisers Act, effective August 6, 2003. SEE PROXY
     VOTING BY INVESTMENT ADVISERS, IA Release No. 2106 (January 31, 2003).
/3/  These Policies and Procedures address proxy voting considerations under
     U.S. law and regulations and do not address the laws or requirements of other jurisdictions.
/4/  Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). If
     a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client's account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.
/5/  For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients. For purposes of these Policies and Procedures, voting or consent rights shall not include matters which are primarily investment decisions, including tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions.

CONFLICTS OF INTEREST

   PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client's best interest by pursuing any one of the following courses of action:

      1. convening an ad-hoc committee to assess and resolve the conflict;/6/

      2. voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

      3. voting the proxy in accordance with the recommendation of an independent third-party service provider;

      4. suggesting that the client engage another party to determine how the proxies should be voted;

      5. delegating the vote to an independent third-party service provider; or

      6. voting in accordance with the factors discussed in these Policies and
   Procedures.

   PIMCO will document the process of resolving any identified material conflict of interest.

REPORTING REQUIREMENTS AND THE AVAILABILITY OF PROXY VOTING RECORDS

   Except to the extent required by applicable law or otherwise approved by
PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual,
PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (E.G., trustees or consultants retained by the client), how PIMCO voted such client's proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how
PIMCO voted that client's proxies is available upon request.

PIMCO RECORD KEEPING

   PIMCO or its agent maintains proxy voting records as required by Rule
204-2(c) of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities
(which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client;
(4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral)
client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.

   Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

- --------
/6/  Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

                                        1

REVIEW AND OVERSIGHT

   PIMCO's proxy voting procedures are described below. PIMCO's Compliance Group will provide for the supervision and periodic review, no less than on an annual basis, of its proxy voting activities and the implementation of these Policies and Procedures.

   Because PIMCO has contracted with State Street Investment Manager Solutions,
LLC ("IMS West") to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process. IMS
West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

   1. TRANSMIT PROXY TO PIMCO. IMS West will forward to PIMCO's Compliance Group each proxy received from registered owners of record (E.G., custodian bank or other third party service providers).

   2. CONFLICTS OF INTEREST. PIMCO's Compliance Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client.
As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position. If no conflict exists, this group will forward each proxy to PIMCO's Middle Office Group for consideration by the appropriate portfolio manager(s). However, if a conflict does exist, PIMCO's Compliance Group will seek to resolve any such conflict in accordance with these Policies and Procedures.

   3. VOTE. The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO's Middle Office Group.

   4. REVIEW. PIMCO's Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager. PIMCO's Middle
Office Group will forward the voted proxy back to IMS West with the portfolio manager's decision as to how it should be voted.

   5. TRANSMITTAL TO THIRD PARTIES. IMS West will document the portfolio manager's decision for each proxy received from PIMCO's Middle Office Group in a format designated by the custodian bank or other third party service provider.
IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO's response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

   6. INFORMATION BARRIERS. Certain entities controlling, controlled by, or under common control with PIMCO ("Affiliates") may be engaged in banking, investment advisory, broker-dealer and investment banking activities. PIMCO personnel and PIMCO's agents are prohibited from disclosing information regarding PIMCO's voting intentions to any Affiliate. Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.

CATEGORIES OF PROXY VOTING ISSUES

   In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders' best interests, and therefore in the best economic interest of PIMCO's clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client's proxies.

                                        2

   BOARD OF DIRECTORS

   1. INDEPENDENCE. PIMCO may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

   2. DIRECTOR TENURE AND RETIREMENT. PIMCO may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board's stability and continuity.

   3. NOMINATIONS IN ELECTIONS. PIMCO may consider the following factors when voting on uncontested elections: (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer's securities.

   4. SEPARATION OF CHAIRMAN AND CEO POSITIONS. PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board's ability to review and oversee management's actions; and (ii) any potential effect on the issuer's productivity and efficiency.

   5. D&O INDEMNIFICATION AND LIABILITY PROTECTION. PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (E.G. negligence); and (iv) providing expanded coverage in cases where a director's legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

   6. STOCK OWNERSHIP. PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors: (i) the benefits of additional vested interest in the issuer's stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

   PROXY CONTESTS AND PROXY CONTEST DEFENSES

   1. CONTESTED DIRECTOR NOMINATIONS. PIMCO may consider the following factors when voting on proposals for director nominees in a contested election: (i)
background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management's track record; (iv) the issuer's long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

   2. REIMBURSEMENT FOR PROXY SOLICITATION EXPENSES. PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses:
(i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

   3. ABILITY TO ALTER THE SIZE OF THE BOARD BY SHAREHOLDERS. PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.

   4. ABILITY TO REMOVE DIRECTORS BY SHAREHOLDERS. PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.

                                        3

   5. CUMULATIVE VOTING. PIMCO may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii)
any potential limitation placed on the director's ability to work for all shareholders.

   6. SUPERMAJORITY SHAREHOLDER REQUIREMENTS. PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer's charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

   TENDER OFFER DEFENSES

   1. CLASSIFIED BOARDS. PIMCO may consider the following factors when voting on classified boards: (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.

   2. POISON PILLS. PIMCO may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

   3. FAIR PRICE PROVISIONS. PIMCO may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv)
whether these provisions are bundled with other anti-takeover measures (E.G., supermajority voting requirements) that may entrench management and discourage attractive tender offers.

   CAPITAL STRUCTURE

   1. STOCK AUTHORIZATIONS. PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

   2. ISSUANCE OF PREFERRED STOCK. PIMCO may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

   3. STOCK SPLITS. PIMCO may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer's existing authorized shares; and (ii) the industry that the issuer is in and the issuer's performance in that industry.

   4. REVERSED STOCK SPLITS. PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer's existing authorized stock; and (ii) issues related to delisting the issuer's stock.

                                        4

   EXECUTIVE AND DIRECTOR COMPENSATION

   1. STOCK OPTION PLANS. PIMCO may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.

   2. DIRECTOR COMPENSATION. PIMCO may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer's shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

   3. GOLDEN AND TIN PARACHUTES. PIMCO may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

   STATE OF INCORPORATION

   STATE TAKEOVER STATUTES. PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer's board; (ii) the potential of the statute to stifle bids;
and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

   MERGERS AND RESTRUCTURINGS

   1. MERGERS AND ACQUISITIONS. PIMCO may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii)
prospects of the combined companies; (iv) how the deal was negotiated; and (v)
changes in corporate governance and the potential impact on shareholder rights.
PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer's shareholders.

   2. CORPORATE RESTRUCTURINGS. With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, PIMCO may consider management's efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

   INVESTMENT COMPANY PROXIES

   For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.

   For a client that is invested in an investment company that is advised by
PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (E.G., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following: (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client; (ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii)
delegating the vote to an independent third-party service provider.

                                        5

   1. ELECTION OF DIRECTORS OR TRUSTEES. PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i)
board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and
(iv) the fund's performance.

   2. CONVERTING CLOSED-END FUND TO OPEN-END FUND. PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund's shares; (iv) past shareholder activism; (v) board activity; and (vi)
votes on related proposals.

   3. PROXY CONTESTS. PIMCO may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

   4. INVESTMENT ADVISORY AGREEMENTS. PIMCO may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective;
(iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

   5. POLICIES ESTABLISHED IN ACCORDANCE WITH THE 1940 ACT. PIMCO may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments;
and (iv) current and potential returns and risks.

   6. CHANGING A FUNDAMENTAL RESTRICTION TO A NON-FUNDAMENTAL RESTRICTION. PIMCO
may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund's portfolio.

   7. DISTRIBUTION AGREEMENTS. PIMCO may consider the following when voting on a proposal to approve a distribution agreement: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor's reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

   8. NAMES RULE PROPOSALS. PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act:
(i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.

   9. DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION. PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund; (ii) the fund's past performance; and (iii) the terms of the liquidation.

   10. CHANGES TO CHARTER DOCUMENTS. PIMCO may consider the following when voting on a proposal to change a fund's charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

   11. CHANGING THE DOMICILE OF A FUND. PIMCO may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.

                                        6

   12. CHANGE IN FUND'S SUBCLASSIFICATION. PIMCO may consider the following when voting on a change in a fund's subclassification from diversified to non-diversified or to permit concentration in an industry: (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

   DISTRESSED AND DEFAULTED SECURITIES

   1. WAIVERS AND CONSENTS. PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements;
and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

   2. VOTING ON CHAPTER 11 PLANS OF LIQUIDATION OR REORGANIZATION. PIMCO may
consider the following when determining whether to vote for or against a Chapter
11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii)
whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.

   MISCELLANEOUS PROVISIONS

   1. SUCH OTHER BUSINESS. Proxy ballots sometimes contain a proposal granting the board authority to "transact such other business as may properly come before the meeting." PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to "transact such other business as may properly come before the meeting": (i)
whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO's responsibility to consider actions before supporting them.

   2. EQUAL ACCESS. PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

   3. CHARITABLE CONTRIBUTIONS. PIMCO may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders;
and (ii) the potential impact on the issuer's resources that could have been used to increase shareholder value.

   4. SPECIAL INTEREST ISSUES. PIMCO may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii)
management's responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client's instruction to vote proxies in a specific manner and/or in a manner different from these
Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.

                                  *  * * * *

                                        7

                   PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

              DESCRIPTION OF PROXY VOTING POLICIES AND PROCEDURES

   Pacific Investment Management Company LLC ("PIMCO") has adopted written proxy voting policies and procedures ("Proxy Policy") as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. PIMCO has implemented the
Proxy Policy for each of its clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client's proxies. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, the Proxy Policy also applies to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.

   The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of
PIMCO's clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

   PIMCO will supervise and periodically review its proxy voting activities and implementation of the Proxy Policy. PIMCO will review each proxy to determine whether there may be a material conflict between PIMCO and its client. If no conflict exists, the proxy will be forwarded to the appropriate portfolio manager for consideration. If a conflict does exist, PIMCO will seek to resolve any such conflict in accordance with the Proxy Policy. PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client's best interest by pursuing any one of the following courses of action: (i) convening a committee to assess and resolve the conflict; (ii) voting in accordance with the instructions of the client;
(iii) voting in accordance with the recommendation of an independent third-party service provider; (iv) suggesting that the client engage another party to determine how the proxy should be voted; (v) delegating the vote to a third-party service provider; or (vi) voting in accordance with the factors discussed in the Proxy Policy.

   Clients may obtain a copy of PIMCO's written Proxy Policy and the factors that PIMCO may consider in determining how to vote a client's proxy. Except as required by law, PIMCO will not disclose to third parties how it voted on behalf of a client. However, upon request from an appropriately authorized individual,
PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients, how PIMCO voted such client's proxy. In addition, a client may obtain copies of PIMCO's Proxy Policy and information as to how its proxies have been voted by contacting PIMCO.

Pioneer Funds
Pioneer Investment Management,
Inc. Pioneer Institutional Asset
Management, Inc.

                                  PROXY VOTING

POLICY

Each of Pioneer Investment Management, Inc. and Pioneer Institutional Asset
Management, Inc. (collectively, "Pioneer") is a fiduciary that owes each of its client's duties of care and loyalty with respect to all services undertaken on the client's behalf, including proxy voting. When Pioneer has been delegated proxy-voting authority for a client, the duty of care requires Pioneer to monitor corporate events and to vote the proxies. To satisfy its duty of loyalty, Pioneer must place its client's interests ahead of its own and must cast proxy votes in a manner consistent with the best interest of its clients.
Pioneer will seek to vote all proxies in accordance with this policy, which are presented in a timely manner.

Pioneer's sole concern in voting proxies is the economic effect of the proposal on the value of portfolio holdings, considering both the short- and long-term impact. In many instances, Pioneer believes that supporting the company's strategy and voting "for" management's proposals builds portfolio value. In other cases, however, proposals set forth by management may have a negative effect on that value, while some shareholder proposals may hold the best prospects for enhancing it. Pioneer monitors developments in the proxy-voting arena and will revise this policy as needed.

All proxies that are received in a timely manner will be voted in accordance with the specific policies listed below. All shares in a company held by
Pioneer-managed accounts will be voted alike, unless a client has given us specific voting instructions on an issue or has not delegated authority to us.
Proxy voting issues will be reviewed by Pioneer's Proxy Voting Oversight Group.
Pioneer has established Proxy Voting Procedures for identifying and reviewing conflicts of interest that may arise in the voting of proxies.

Clients may request, at any time, a report on proxy votes for securities held in their portfolios and Pioneer is happy to discuss our proxy votes with company management. Pioneer retains a proxy voting service to provide research on proxy issues and to process proxy votes.

APPLICABILITY
Pioneer's Proxy Voting policy and related procedures are designed to complement
Pioneer's investment policies and procedures regarding its general responsibility to monitor the performance and/or corporate events of companies that are issuers of securities held in accounts managed by Pioneer. The Proxy
Voting policies and procedures summarize Pioneer's position on a number of issues for which proxies may be solicited. The policies are guidelines that provide a general indication on how Pioneer would vote but do not include all potential voting scenarios or proxy events involving closed-end Funds. Because of the special issues associated with proxy solicitations by closed-end Funds, shares of closed-end Funds will be voted by Pioneer on a case-by-case basis.

PURPOSE
The overriding goal of Pioneer's Proxy Voting Procedure is that proxies for all
United States ("US") and non-US companies that are received in a timely manner will be voted in accordance with Pioneer's policies or specific client instructions. All shares in a company held by Pioneer-managed accounts will be voted alike, unless a client has given us specific voting instructions on an issue or has not delegated authority to us, or the Proxy Voting Oversight Group determines that the circumstances justify a different approach.

Pioneer does not delegate the authority to vote proxies relating to its clients to any of its affiliates, which include other subsidiaries of UniCredito
Italiano S.p.A. ("Unicredito").

Any questions about these policies and procedures should be directed to
Pioneer's Director of Investment Operations (the "Proxy Coordinator").

PROCEDURES

Proxy Voting Service
Pioneer has engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service works with custodians to ensure that all proxy materials are received by the custodians and are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by Pioneer and set forth herein. The proxy voting service will refer proxy questions to the Proxy
Coordinator (described below) for instructions under circumstances where: (1)
the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Coordinator's attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. Pioneer reserves the right to attend a meeting in person and may do so when it determines that the company or the matters to be voted on at the meeting are strategically important to its clients.

Proxy Coordinator
The Proxy Coordinator coordinates the voting, procedures and reporting of proxies on behalf of Pioneer's clients. The Proxy Coordinator will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Portfolio Management or, to the extent applicable, investment sub-advisers. The Proxy Coordinator is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service. The
Proxy Coordinator is responsible for verifying with the Chief Legal Officer or his or her designee whether Pioneer's voting power is subject to any limitations or guidelines issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).

Referral Items

The proxy voting service will refer proxy questions to the Proxy Coordinator or his or her designee that are described by Pioneer's proxy voting guidelines as to be voted on a case-bycase basis, that are not covered by Pioneer's guidelines or where Pioneer's guidelines may be unclear with respect to the matter to be voted on. Under such circumstances, the Proxy Coordinator will seek a written voting recommendation from the Head of Portfolio Management U.S. or his or her designated equity portfolio-management representative. Any such recommendation will include: (i) the manner in which the proxies should be voted; (ii) the rationale underlying any such decision; and (iii) the disclosure of any contacts or communications made between Pioneer and any outside parties concerning the proxy proposal prior to the time that the voting instructions are provided.

Securities Lending
In accordance with industry standards proxies are not available to be voted when the shares are out on loan through either Pioneer's lending program or a client's managed security lending program. However, Pioneer will reserve the right to recall lent securities so that they may be voted according to the
Pioneer's instructions. If a portfolio manager would like to vote a block of previously lent shares, the Proxy Coordinator will work with the portfolio manager and Investment Operations to recall the security, to the extent possible, to facilitate the vote on the entire block of shares. Certain clients participate in securities lending programs. Although such programs allow for the recall of securities for any reason, Pioneer may determine not to vote securities on loan and it may not always be possible for securities on loan to be recalled in time to be voted.

Share-Blocking
"Share-blocking" is a market practice whereby shares are sent to a custodian
(which may be different than the account custodian) for record keeping and voting at the general meeting. The shares are unavailable for sale or delivery until the end of the blocking period (typically the day after general meeting date).

              Pioneer will vote in those countries with "share-blocking." In the event a manager would like to sell a security with
               "share-blocking", the Proxy Coordinator will work with the
               Portfolio

Manager and Investment Operations Department to recall the shares (as allowable within the market time-frame and practices) and/or communicate with executing brokerage firm. A list of countries with "share-blocking" is available from the
Investment Operations Department upon request.

Disclosure

Pioneer shall take reasonable measures to inform its clients of the process or procedures clients must follow to obtain information regarding how Pioneer voted with respect to assets held in their accounts. In addition, Pioneer shall describe to clients its proxy voting policies and procedures and will furnish a copy of its proxy voting policies and procedures upon request. This information may be provided to clients through Pioneer's Form ADV (Part II) disclosure, by separate notice to the client, or through Pioneer's website.

Proxy Voting Oversight Group
The members of the Proxy Voting Oversight Group include Pioneer's: Head of
Portfolio Management U.S. or his or her designated equity portfolio management representative, the Director of Investment Operations, and the Chief Compliance
Officer of the Adviser and Funds. Other members of Pioneer will be invited to attend meetings and otherwise participate as necessary. The Director of
Investment Operations will chair the Proxy Voting Oversight Group.

The Proxy Voting Oversight Group is responsible for developing, evaluating, and changing (when necessary) Pioneer's Proxy Voting Policies and Procedures. The
group meets at least annually to evaluate and review these policies and procedures and the services of its third-party proxy voting service. In addition, the Proxy Voting Oversight Group will meet as necessary to vote on referral items and address other business as necessary.

Amendments

Pioneer may not amend its Proxy Voting Policies and Procedures without the prior approval of the Proxy Voting Oversight Group and its corporate parent, Pioneer
Global Asset Management S.p.A. ("PGAM").

Filing Form NP-X
The Proxy Coordinator and the Regulatory Compliance Manager are responsible for ensuring that Form NP-X documents receive the proper review by a member of the
Proxy Voting Oversight Group prior to a Fund officer signing the forms.

The Investment Operations department will provide the Compliance department with a copy of each Form N-PX filing prepared by the proxy voting service.

Compliance files N-PX.

The Compliance department will ensure that a corresponding Form N-PX exists for each Pioneer registered investment company.

Following this review, each Form N-PX is formatted for public dissemination via the EDGAR system.

Prior to submission, each Form N-PX is to be presented to the Fund officer for a final review and signature.

Copies of the Form N-PX filings and their submission receipts are maintained according to Pioneer record keeping policies.

Proxy Voting Guidelines

Administrative

While administrative items appear infrequently in U.S. issuer proxies,  they are quite common in non-U.S. proxies.

We will generally support these and similar management proposals:
o        Corporate name change.
o        A change of corporate headquarters.
o        Stock exchange listing.
o        Establishment of time and place of annual meeting.
o        Adjournment or postponement of annual meeting.
o        Acceptance/approval of financial statements.
o        Approval of dividend payments, dividend reinvestment plans and other dividend-related proposals.
o        Approval of minutes and other formalities.
o        Authorization of the transferring of reserves and allocation of income.
o        Amendments to authorized signatories.
o        Approval of accounting method changes or change in fiscal year-end.
o        Acceptance of labor agreements.
o        Appointment of internal auditors. 7

Pioneer will vote on a case-by-case basis on other routine business; however,
Pioneer will oppose any routine business proposal if insufficient information is presented in advance to allow Pioneer to judge the merit of the proposal.
Pioneer has also instructed its proxy voting service to inform Pioneer of its analysis of any administrative items that maybe inconsistent, in its view, with
Pioneer's goal of supporting the value of client's portfolio holdings so that
Pioneer may consider and vote on those items on a case-by-case basis.

Auditors

We normally vote for proposals to:

o    Ratify the auditors. We will consider a vote against if we are concerned about the auditors' independence or their past work for the company.
     Specifically, we will oppose the ratification of auditors and withhold votes from audit committee members if non-audit fees paid by the company to the auditing firm exceed the sum of audit fees plus audit-related fees plus permissible tax fees according to the disclosure categories proposed by the
     Securities and Exchange Commission.

o    Restore shareholder rights to ratify the auditors.

We will normally  oppose  proposals that require  companies to:

o    Seek bids from other auditors.

o    Rotate auditing firms, except where the rotation is statutorily required or where rotation would demonstrably strengthen financial disclosure.

o    Indemnify auditors.

o Prohibit auditors from engaging in non-audit services for the company.

Board of Directors

On issues related to the board of directors, Pioneer normally supports management. We will, however, consider a vote against management in instances where corporate performance has been very poor or where the board appears to lack independence.

General Board Issues

Pioneer will vote for:

o    Audit, compensation and nominating committees composed of independent directors exclusively.

o    Indemnification for directors for actions taken in good faith in accordance with the business judgment rule. We will vote against proposals for broader indemnification.

o    Changes in board size that appear to have a legitimate business purpose and are not primarily for anti-takeover reasons.

o Election of an honorary director. We will vote against:

o Minimum stock ownership by directors.

o    Term limits for directors. Companies benefit from experienced directors, and shareholder control is better achieved through annual votes.

o Requirements for union or special interest representation on the board.

o    Requirements to provide two candidates for each board seat.

We will vote on a case-by case basis on these issues:

o    Separate chairman and CEO positions. We will consider voting with shareholders on these issues in cases of poor corporate performance.

Elections of Directors
In uncontested elections of directors we will vote against:

o    Individual directors with absenteeism above 25% without valid reason. We support proposals that require disclosure of director attendance.

o    Insider directors and affiliated outsiders who sit on the audit, compensation, stock option or nominating committees. For the purposes of our policy, we accept the definition of affiliated directors provided by our proxy voting service.

We will also vote against:

o    Directors who have failed to act on a takeover offer where the majority of shareholders have tendered their shares.

o    Directors who appear to lack independence or are associated with very poor corporate performance.

We will vote on a case-by case basis on these issues:

o    Re-election of directors who have implemented or renewed a dead-hand or modified dead-hand poison pill (a "dead-hand poison pill" is a shareholder rights plan that may be altered only by incumbent or "dead " directors.
     These plans prevent a potential acquirer from disabling a poison pill by obtaining control of the board through a proxy vote).

o Contested election of directors.

o    Prior to phase-in required by SEC, we would consider supporting election of a majority of independent directors in cases of poor performance.

o Mandatory retirement policies.

o    Directors who have ignored a shareholder proposal that has been approved by shareholders for two consecutive years.

We will vote for:

o    Precatory and binding resolutions requesting that the board change the company's bylaws to stipulate that directors need to be elected with affirmative majority of votes cast, provided that the resolutions allow for plurality voting in cases of contested elections.

Takeover-Related Measures

Pioneer is generally opposed to proposals that may discourage takeover attempts.
We believe that the potential for a takeover helps ensure that corporate performance remains high.

Pioneer will vote for:

o    Cumulative voting.

o Increase ability for shareholders to call special meetings.

o Increase ability for shareholders to act by written consent.

o Restrictions on the ability to make greenmail payments.

o Submitting rights plans to shareholder vote.

o Rescinding shareholder rights plans ("poison pills").

o Opting out of the following state takeover statutes:

o    Control share acquisition statutes, which deny large holders voting rights on holdings over a specified threshold.

o    Control share cash-out provisions, which require large holders to acquire shares from other holders.

o    Freeze-out  provisions,  which  impose a waiting  period  on large  holders before they can attempt to gain  control.  11 Proxy Voting  Policy  Revised
     March 2008

o    Stakeholder laws, which permit directors to consider interests of non-shareholder constituencies.

o    Disgorgement provisions, which require acquirers to disgorge profits on purchases made before gaining control.

o Fair price provisions.

o Authorization of shareholder rights plans.

o Labor protection provisions.

o Mandatory classified boards.

We will vote on a case-by-case basis on the following issues:

o            Fair price provisions. We will vote against provisions requiring supermajority votes to approve takeovers. We will also consider voting against proposals that require a supermajority vote to repeal or amend the provision. Finally, we will consider the mechanism used to determine the fair price; we are generally opposed to complicated formulas or requirements to pay a premium.

o            Opting out of state takeover statutes regarding fair price provisions. We will use the criteria used for fair price provisions in general to determine our vote on this issue.

o Proposals that allow shareholders to nominate directors.

We will vote against:

o    Classified boards, except in the case of closed-end funds, where we shall vote on a case-by-case basis.

o    Limiting shareholder ability to remove or appoint directors. We will support proposals to restore shareholder authority in this area. We will review on case-bycase basis proposals that authorize the board to make interim appointments.

o Classes of shares with unequal voting rights.

o Supermajority vote requirements.

o    Severance packages ("golden" and "tin" parachutes). We will support proposals to put these packages to shareholder vote.

o    Reimbursement of dissident proxy solicitation expenses. While we ordinarily support measures that encourage takeover bids, we believe that management should have full control over corporate funds.

o Extension of advance notice requirements for shareholder proposals.

o    Granting board authority normally retained by shareholders (e.g., amend charter, set board size).

o    Shareholder rights plans ("poison pills"). These plans generally allow shareholders to buy additional shares at a below-market price in the event of a change in control and may deter some bids.

Capital Structure

Managements need considerable flexibility in determining the company's financial structure, and Pioneer normally supports managements' proposals in this area. We will, however, reject proposals that impose high barriers to potential takeovers.

Pioneer will vote for:

o    Changes in par value.

o Reverse splits, if accompanied by a reduction in number of shares.

o    Shares repurchase programs, if all shareholders may participate on equal terms.

o    Bond issuance.

o Increases in "ordinary" preferred stock.

o    Proposals to have blank-check common stock placements (other than shares issued in the normal course of business) submitted for shareholder approval.

o Cancellation of company treasury shares.

We will vote on a case-by-case basis on the following issues:

o    Reverse splits not accompanied by a reduction in number of shares, considering the risk of delisting.

o    Increase in authorized common stock. We will make a determination considering, among other factors:

o    Number of shares currently available for issuance;

o    Size of requested  increase (we would normally  approve  increases of up to
     100% of current authorization);

o    Proposed use of the proceeds from the issuance of additional shares; and

o    Potential  consequences  of a  failure  to  increase  the  number of shares outstanding (e.g., delisting or bankruptcy).

o    Blank-check preferred. We will normally oppose issuance of a new class of blank-check preferred, but may approve an increase in a class already outstanding if the company has demonstrated that it uses this flexibility appropriately.

o Proposals to submit private placements to shareholder vote.

o Other financing plans.

We will vote against preemptive rights that we believe limit a company's financing flexibility.

Compensation

Pioneer supports compensation plans that link pay to shareholder returns and believes that management has the best understanding of the level of compensation needed to attract and retain qualified people. At the same time, stock-related compensation plans have a significant economic impact and a direct effect on the balance sheet. Therefore, while we do not want to micromanage a company's compensation programs, we will place limits on the potential dilution these plans may impose.

Pioneer will vote for:

o    401(k) benefit plans.

o    Employee stock ownership plans (ESOPs), as long as shares allocated to
     ESOPs are less than 5% of outstanding shares. Larger blocks of stock in
     ESOPs can serve as a takeover defense. We will support proposals to submit
     ESOPs to shareholder vote.

o    Various issues related to the Omnibus Budget and Reconciliation Act of 1993
     (OBRA), including:

o    Amendments to performance plans to conform with OBRA;

o    Caps on annual grants or amendments of administrative features;

o    Adding performance goals; and

o Cash or cash-and-stock bonus plans.

o    Establish a process to link pay, including stock-option grants, to performance, leaving specifics of implementation to the company.

o Require that option repricing be submitted to shareholders.

o Require the expensing of stock-option awards.

o    Require reporting of executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits).

o    Employee stock purchase plans where the purchase price is equal to at least
     85% of the market price, where the offering period is no greater than 27 months and where potential dilution (as defined below) is no greater than
     10%.

We will vote on a case-by-case basis on the following issues:

o    Shareholder proposals seeking additional disclosure of executive and director pay information.

o    Executive and director stock-related compensation plans. We will consider the following factors when reviewing these plans:

o    The program must be of a reasonable size. We will approve plans where the combined employee and director plans together would generate less than 15%
     dilution. We will reject plans with 15% or more potential dilution.

                          Dilution = (A ~ B ~ C) / (A ~ B ~ C ~ D), where

                          A = Shares reserved for plan/amendment,
                          B = Shares available under continuing plans,
                          C = Shares granted but unexercised and
                          D = Shares outstanding.

o        The plan must not:

     o    Explicitly permit unlimited option repricing authority or that have repriced in the past without shareholder approval.

     o    Be a self-replenishing "evergreen" plan, plans that grant discount options and tax offset payments.

o    We are generally in favor of proposals that increase participation beyond executives.

o    We generally support proposals asking companies to adopt rigorous vesting provisions for stock option plans such as those that vest incrementally over, at least, a three- or four-year period with a pro rata portion of the shares becoming exercisable on an annual basis following grant date.

o    We generally support proposals asking companies to disclose their window period policies for stock transactions. Window period policies ensure that employees do not exercise options based on insider information contemporaneous with quarterly earnings releases and other material corporate announcements.

o    We generally support proposals asking companies to adopt stock holding periods for their executives.

o All other employee stock purchase plans.

o    All other compensation-related proposals, including deferred compensation plans, employment agreements, loan guarantee programs and retirement plans.

o    All other proposals regarding stock compensation plans, including extending the life of a plan, changing vesting restrictions, repricing options, lengthening exercise periods or accelerating distribution of awards and pyramiding and cashless exercise programs.

We will vote against:

o    Pensions for non-employee directors. We believe these retirement plans reduce director objectivity.

o Elimination of stock option plans.

We will vote on a case-by case basis on these issues:

o Limits on executive and director pay.

o Stock in lieu of cash compensation for directors.

Corporate Governance

Pioneer will vote for:

o    Confidential Voting.

o    Equal access provisions, which allow shareholders to contribute their opinion to proxy materials.

o    Proposals requiring directors to disclose their ownership of shares in the company.

We will vote on a case-by-case basis on the following issues:

o    Change in the state of incorporation. We will support reincorporations supported by valid business reasons. We will oppose those that appear to be solely for the purpose of strengthening takeover defenses.

o Bundled proposals. We will evaluate the overall impact of the proposal.

o Adopting or amending the charter, bylaws or articles of association.

o    Shareholder appraisal rights, which allow shareholders to demand judicial review of an acquisition price.

We will vote against:

o    Shareholder advisory committees. While management should solicit shareholder input, we prefer to leave the method of doing so to management's discretion.

o Limitations on stock ownership or voting rights.

o Reduction in share ownership disclosure guidelines.

Mergers and Restructurings

Pioneer will vote on the following and similar issues on a case-by-case basis:

o    Mergers and acquisitions.

o    Corporate restructurings, including spin-offs, liquidations, asset sales, joint ventures, conversions to holding company and conversions to self-managed REIT structure.

o    Debt restructurings.

o    Conversion of securities.

o Issuance of shares to facilitate a merger.

o Private placements, warrants, convertible debentures.

o    Proposals requiring management to inform shareholders of merger opportunities.

We will normally vote against shareholder proposals requiring that the company be put up for sale.

Mutual Funds

Many of our portfolios may invest in shares of closed-end funds or exchange-traded funds. The non-corporate structure of these investments raises several unique proxy voting issues.

Pioneer will vote for:

o        Establishment of new classes or series of shares.

o        Establishment of a master-feeder structure.

Pioneer will vote on a case-by-case on:

o             Changes in investment policy. We will normally support changes that do not affect the investment objective or overall risk level of the fund. We will examine more fundamental changes on a case-by-case basis.

o        Approval of new or amended advisory contracts.

o        Changes from closed-end to open-end format.

o        Authorization for, or increase in, preferred shares.

o        Disposition of assets, termination, liquidation, or mergers.

o    Classified boards of closed-end funds, but will typically support such proposals.

Social Issues

Pioneer will abstain on stockholder  proposals calling for greater disclosure of corporate activities with regard to social issues.

"Social  Issues" may  generally  be  described as  shareholder  proposals  for a company to:

o    Conduct studies regarding certain issues of public concern and interest;

o    Study the  feasibility of the company taking certain actions with regard to such issues; or

o    Take  specific  action,  including  ceasing  certain  behavior and adopting company  standards and principles,  in relation to issues of public concern and interest.

We believe these issues are important and should receive management attention.

Pioneer will vote against proposals calling for substantial changes in the company's business or activities. We will also normally vote against proposals with regard to contributions, believing that management should control the routine disbursement of funds.

AVOIDING CONFLICTS OF INTEREST

Pioneer addresses potential material conflicts of interest by having a predetermined proxy voting policy. The Proxy Voting Oversight Group is responsible for monitoring potential conflicts of interest in connection with the voting of proxies on behalf of the Pioneer Funds and other clients. For those proposals that are determined to present a material conflict of interest, the Proxy Voting Oversight Group will follow additional procedures, which may include consulting with the Board of Trustees in matters concerning the Pioneer
Funds.

A conflict of interest occurs when Pioneer's interests interfere, or appear to interfere with the interests of Pioneer's clients. Occasionally, Pioneer may have a conflict that can affect how its votes proxies. The conflict may be actual or perceived and may exist when the matter to be voted on concerns:

o    An affiliate of Pioneer, such as another company belonging to the
     UniCredito Italiano S.p.A. banking group (a "UniCredito Affiliate");

o    An issuer of a security for which Pioneer acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity (including those securities specifically declared by PGAM to present a conflict of interest for Pioneer);

o    An issuer of a security for which UniCredito has informed Pioneer that a
     UniCredito Affiliate acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity; or

o    A person with whom Pioneer (or any of its affiliates) has an existing, material contract or business relationship that was not entered into in the ordinary course of Pioneer's business.

Pioneer will abstain from voting shares of UniCredito Italiano Group, unless otherwise directed by a client. In addition, the Proxy Coordinator will inform
PGAM Global Compliance and the PGAM Independent Directors before exercising such rights.

Any associate involved in the proxy voting process with knowledge of any apparent or actual conflict of interest must disclose such conflict to the Proxy
Coordinator and the Chief 21 Proxy Voting Policy Revised March 2008 Compliance
Officer of the Adviser and Funds. The Proxy Voting Oversight Group will review each item referred to Pioneer by the proxy voting service to determine whether an actual or potential conflict of interest with Pioneer exists in connection with the proposal(s) to be voted upon. The review will be conducted by comparing the apparent parties affected by the proxy proposal being voted upon against the
Controller's and Compliance Department's internal list of interested persons and, for any matches found, evaluating the anticipated magnitude and possible probability of any conflict of interest being present. For each referral item, the determination regarding the presence or absence of any actual or potential conflict of interest will be documented in a Conflicts of Interest Report prepared by the Proxy Coordinator.

SUPERVISION

ESCALATION

It is each associate's responsibility to contact his or her business unit head, the Proxy Coordinator, a member of the Proxy Voting Oversight Group or Chief
Compliance Officer of the Advisor and the Funds if he or she becomes aware of any possible deviation from this policy and procedure that may disadvantage a client or Fund.

TRAINING

Pioneer conducts periodic training on the Proxy Voting Policy and Procedure. It is the responsibility of the business line policy owner and the applicable
Compliance Department to coordinate and conduct such training.

RELATED POLICIES AND PROCEDURES

Pioneer's Investment Management, Inc. Books and Records Policy and the Books and
Records of the Pioneer Funds' Policy.

RECORD KEEPING

The Proxy Coordinator shall ensure that Pioneer's proxy voting service:

o    Retains a copy of the proxy statement received (unless the proxy statement is available from the SEC's Electronic Data Gathering, Analysis, and
     Retrieval (EDGAR) system);

o    Retains a record of the vote cast;

o    Prepares Form N-PX for filing on behalf of each client that is a registered investment company; and

o    Is able to promptly provide Pioneer with a copy of the voting record upon its request.

The Proxy Coordinator shall ensure that for those votes that may require additional documentation (i.e. conflicts of interest, exception votes and case-by-case votes) the following records are maintained:

o A record memorializing the basis for each referral vote cast;

o    A copy of any document created by Pioneer that was material in making the decision on how to vote the subject proxy; and

o    A copy of any conflict notice, conflict consent or any other written communication (including emails or other electronic communications) to or from the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries) regarding the subject proxy vote cast by, or the vote recommendation of, Pioneer.

Pioneer shall maintain the above records in the client's file in accordance with applicable regulations.

RELATED REGULATIONS

Form N-1A, ICA Rule 30b1-4, Rule 31a 1-3, Rule 38a-1 & IAA 206 (4) -6, 204 -2

ADOPTED BY THE PIONEER FUNDS' BOARD OF TRUSTEES

October 5, 2004

EFFECTIVE DATE:
October 5, 2004

REVISION DATE:
March 2008

                       RAINIER INVESTMENT MANAGEMENT, INC.

                            2008 PROXY VOTING POLICY

                              SUMMARY & PROCEDURES

                                  INTRODUCTION
- -----------------------------------------------------------------------------

   This statement sets forth the proxy voting policy of Rainier Investment
Management, Inc.(R) ("RIM") and is intended to be in compliance with 17 CFR 270.
30b1-4 and 17 CFR 275.206(4)-6, rules relating to the voting of proxies by registered investment advisers and investment companies registered under
Investment Company Act of 1940.

   RIM clients include mutual funds, employee benefit plans, corporations, charitable organizations and individuals. As an investment adviser, RIM is a fiduciary that owes each of its clients duties of care and loyalty with respect to all services undertaken on the client's behalf, including proxy voting. The duty of care requires RIM, when it has proxy voting authority, to monitor corporate events and to vote the proxies. To satisfy its duty of loyalty, RIM will cast the proxy votes in a manner consistent with the best interest of its clients and will not subrogate client interests to its own.

   RIM is the Adviser of the Rainier Investment Management Mutual Funds
("Funds"). RIM acts as a fiduciary of the Funds and shall vote the proxies of the Funds' portfolio securities in a manner consistent with the best interest of the Funds and its shareholders.

   RIM shall analyze each proxy on a case-by-case basis, informed by the guidelines elaborated below, subject to the requirement that all votes shall be cast solely in the long-term interest of its clients. RIM does not intend for these guidelines to be exhaustive. Hundreds of issues appear on proxy ballots every year, and it is neither practical nor productive to fashion voting guidelines and policies which attempt to address every eventuality. Rather,
RIM's guidelines are intended to cover the most significant and frequent proxy issues that arise. RIM shall revise its guidelines as events warrant.

                                   PROCEDURES
- ------------------------------------------------------------------------------

PROCEDURES USED TO ADDRESS ANY POTENTIAL CONFLICTS OF INTEREST.

   RIM votes on a pre-established set of policy guidelines and on the recommendations of an independent third party, Institutional Shareholder
Services (ISS). ISS makes its recommendations based on its independent, objective analysis of the economic interests of shareholders. This process ensures that RIM votes in the best interests of advisory clients and mutual fund shareholders, and it insulates our voting decisions from any potential conflicts of interest. Subject to RIM Proxy Policy Committee procedures, RIM may also override ISS vote recommendations on a case-by case basis on:

    .  Issues called out by other established proxy voting guidelines, such as the AFL-CIO Proxy Voting Guidelines

    .  Issues that ISS itself considers on a case-by-case basis

THE EXTENT TO WHICH RIM DELEGATES PROXY VOTING AUTHORITY TO OR RELIES ON
RECOMMENDATIONS OF A THIRD PARTY.

   As noted above, RIM relies on the recommendations of ISS. We retain ultimate responsibility for the votes, and we have the ability to override ISS vote recommendations. We will only do so, however, if we believe that a different vote is in the best interests of our clients and mutual fund shareholders.

   To the extent RIM desires to override ISS's vote recommendations for the reasons noted above, RIM (through its Proxy Policy Committee) will consider whether the proxy voting decision poses a material conflict between RIM's interest and that of the relevant clients. If RIM determines that a proxy proposal raises a material conflict between RIM's interests and a client's interest, RIM will resolve such a conflict in the manner described below, in its discretion:

      (i) RIM may follow the recommendation of another nationally recognized third-party proxy advisory service, and document RIM's reasons for overriding
   ISS and vote in accordance with the recommendation of the other third party;

      (ii) RIM may decide independently how to vote the proxies notwithstanding its material conflict of interest, provided it carefully and fully documents its reasons for voting in the manner proposed;

      (iii) RIM may, in its discretion, disclose the conflict to each affected client and vote as directed by the client, if RIM receives a timely response from the client (and RIM may abstain from voting in the absence of a timely client response);

      (iv) RIM may erect information barriers around the person or persons making the voting decision sufficient to insulate the decision from the conflict;

      (v) RIM may abstain from voting on the proposal, if (a) RIM determines that an abstention is in the best interest of the affected clients as a whole, (b) the expected benefit to the affected clients as a whole of voting the proxy exceeds the costs of voting the proxy, (c) RIM concludes that the value of the affected clients' economic interest as a whole in the proposal or the value of the portfolio holding is insignificant, or (d) RIM has not received a timely response from the client; or

      (vi) RIM may implement any other procedure that results in a decision that is demonstrably based on the client's best interest and not the product of the conflict.

THE EXTENT TO WHICH RIM WILL SUPPORT OR GIVE WEIGHT TO THE VIEWS OF MANAGEMENT
OF A PORTFOLIO COMPANY.

   We base our voting decisions on our policy guidelines and on ISS recommendations, both of which are driven by considerations of the best interests of our clients and mutual fund shareholders. We vote in favor of management positions only when they coincide with the best interests of our clients and mutual fund shareholders.

POLICIES AND PROCEDURES RELATING TO MATTERS SUBSTANTIALLY AFFECTING THE RIGHTS
OF THE HOLDERS OF THE SECURITY BEING VOTED.

   Our policy guidelines include a section devoted specifically to shareholder rights. We generally support shareholder voting rights and oppose efforts to restrict them.

DISCLOSURE TO CLIENTS.

   RIM will disclose to its clients how they may obtain information from RIM about how RIM voted with respect to their securities. RIM will provide to its clients a description or a copy of these proxy voting policies and procedures.

BOOKS AND RECORDS MAINTAINED BY RIM.

   In connection with voting proxies and these Proxy Voting Policies and
Procedures, RIM maintains (in hardcopy or electronic form) such books and records as may be required by applicable law, rules or regulations, including:

    .  RIM's policies and procedures relating to voting proxies;

    .  A copy of each proxy statement that RIM receives regarding clients'
       securities, provided that RIM may rely on (a) a third party to make and retain, on RIM's behalf, pursuant to a written undertaking, a copy of proxy statements or (b) obtaining a copy of proxy statements from the
       SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system;

    .  A record of each vote cast by RIM on behalf of clients, provided that RIM may rely on a third party to make and retain, on RIM's behalf, pursuant to a written undertaking, records of votes cast;

    .  Copies of any documents created by RIM that were material to making a decision on how to vote proxies on behalf of a client or that memorialize the basis for that decision; and

    .  A record of each written client request for proxy voting information and a copy of any written response by RIM to any written or oral client request for information on how RIM voted proxies on behalf of the requesting client.

   Such books and records will be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in RIM's main business office.

[LOGO]

                                RISKMETRICS GROUP

                  U.S. Proxy Voting Guidelines Concise Summary
                       (Digest of Selected Key Guidelines)

                                January 15, 2009

 Copyright (C) 2009 by RiskMetrics Group.

The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of RiskMetrics 2009 proxy voting guidelines can be found in the Jan. 15, 2009, edition of the U.S. Proxy
Voting Manual.

 All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing
 Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005.
 RiskMetrics Group is a trademark used herein under license.

1. Operational Items:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

o    An auditor has a financial interest in or association with the company, a nd is therefore not independent;
o    There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position;
o    Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
o Fees for non-audit services ("Other" fees) are excessive.

Non-audit fees are excessive if:

o    Non-audit ("other") fees exceed audit fees + audit-related fees + tax compliance/preparation fees Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

o The tenure of the audit firm; o The length of rotation specified in the proposal; o Any significant audit-related issues at the company; o The number of
Audit Committee meetings held each year; o The number of financial experts serving on the committee; and
o Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors:

Voting on Director(1) Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITH HOLD(2) from individual directors who:

o   Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director's absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

- Degree to which absences were due to an unavoidable conflict;

--------------------------------

1 RiskMetrics' classification of directors can be found in U.S. Proxy Voting
Guidelines Summary. 2 In general, companies with a plurality vote standard use
"Withhold" as the valid opposition vote option in director elections; companies with a majority vote standard use "Against". However, it will vary by company and the proxy must be checked to determine the valid opposition vote for the particular company.

        -   Pattern of absenteeism; and

        -   Other extraordinary circumstances underlying the director's absence;

o    Sit on more than six public company boards;

o    Are CEOs of public companies who sit on the boards of more than two public companies besides their own- - withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

o    The company's proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

o    The company's poison pill has a dead-hand or modified dead-hand feature.
     Vote against/withhold every year until this feature is removed;

o    The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption
     (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

o    The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

o    The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

o    The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

o    At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

o    The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

o    The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company's four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors
(per the Classification of Directors below) when:

o    The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

o    The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

o    The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

o The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

o    The non-audit fees paid to the auditor are excessive;

o    The  company  receives  an  adverse  opinion  on  the  company's  financial statements from its auditor; or

o    There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company's efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the
Audit Committee who are responsible for the poor accounting practices, or the entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

o        There is a negative correlation between the chief executive's pay and company performance (see discussion under Equity Compensation Plans);

o        The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

o    The company fails to submit one-time transfers of stock options to a shareholder vote;

o    The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

o    The company has backdated options (see "Options Backdating" policy); The company has poor compensation practices (see "Poor Pay Practices" policy).
     Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman's position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

o        Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

          -    presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;
          -    serves  as  liaison  between  the  chairman  and the  independent directors;
          -    approves information sent to the board;
          -    approves meeting agendas for the board;
          -    approves  meeting  schedules  to assure that there is  sufficient time for discussion of all agenda items;
          -    has the authority to call meetings of the independent directors;
          -    if requested by major shareholders,  ensures that he is available for consultation and direct communication;

o    Two-thirds independent board;

o        All independent key committees;

o        Established governance guidelines;

o        A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company's four-digit
         GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

o        The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

         - Egregious compensation practices;

         - Multiple related-party transactions or other issues putting director independence at risk;

         - Corporate and/or management scandals;

         - Excessive problematic corporate governance provisions; or

         - Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company's bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company's four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:

o a classified board structure;
o a supermajority vote requirement;
o majority vote standard for director elections with no carve out for contested elections;
o the inability of shareholders to call special meetings; o the inability of shareholders to act by written consent; o a dual-class structure; and/or o a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company's five-year total shareholder return and five-year operational metrics in the evaluation.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

o        Long-term financial performance of the target company relative to its industry;
o        Management's track record;
o        Background to the proxy contest;
o        Qualifications of director nominees (both slates);
o        Strategic plan of dissident slate and quality of critique against management;
o        Likelihood that the proposed goals and objectives can be achieved (both slates);
o        Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

o    The election of fewer than 50% of the  directors to be elected is contested in the election;

o    One or more of the dissident's candidates is elected;

o    Shareholders are not permitted to cumulate their votes for directors; and

o    The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations Vote
CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company's deadline for shareholder notice of a proposal/
nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent's economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

o    Shareholders have approved the adoption of the plan; or

o    The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval
     (i.e., the "fiduciary out" provision). A poison pill adopted under this
     "fiduciary out" will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

o    No lower than a 20% trigger, flip-in or flip-over;

o    A term of no more than three years;

o    No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

o    Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced,
     10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company's existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company's net operating losses ("NOL pills"), the following factors should be considered:

o the trigger (NOL pills generally have a trigger slightly below 5%);

o    the value of the NOLs;

o    the term;

o    shareholder protection mechanisms (sunset provision,  causing expiration of the pill upon exhaustion or expiration of NOLs); and

o    other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

o    Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

o    Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

o    Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

o    Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

o    Conflicts  of  interest  - Are  insiders  benefiting  from the  transaction
     disproportionately   and   inappropriately   as  compared  to   non-insider
     shareholders?  As the result of  potential  conflicts,  the  directors  and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.  Consider whether these interests may have  influenced  these  directors and officers to support or recommend the merger.  The  change-in-control  figure  presented in the "RMG  Transaction
     Summary"  section of this report is an aggregate figure that can in certain
     cases  be  a  misleading   indicator  of  the  true  value   transfer  from
     shareholders  to  insiders.  Where such  figure  appears  to be  excessive, analyze  the  underlying  assumptions  to  determine  whether  a  potential conflict exists.

o    Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation)
     outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company's state of incorporation on a CASE-BYCASE basis, giving consideration to both financial and corporate governance concerns including the following:

o    Reasons for reincorporation;

o    Comparison of company's  governance  practices and provisions  prior to and following the reincorporation; and

o    Comparison of corporation laws of original state and destination state Vote
     FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

o    Specific reasons! rationale for the proposed increase;

o    The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics' quantitative model;

o    The board's governance structure and practices; and

o Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

o    Specific reasons! rationale for the proposed increase;

o    The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics' quantitative model;

o    The board's governance structure and practices; and

o Risks to shareholders of not approving the request.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ('blank check' preferred stock).

Vote FOR proposals to create 'declawed' blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

o    The total cost of the company's equity plans is unreasonable;

o    The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

o    The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company's performance where over 50 percent of the year-over-year increase is attributed to equity awards;

o    The company's three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

o    The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

o    The plan is a vehicle for poor pay practices. Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices.
Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

o    Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

o Excessive perks/tax reimbursements:

     -    Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

     -    Reimbursement  of  income  taxes  on  executive  perquisites  or other payments;

     -    Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

  Abnormally large bonus payouts without justifiable performance linkage or proper disclosure - Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

o Egregious pension/SERP (supplemental executive retirement plan) payouts:

     -    Inclusion of additional years of service not worked that result in significant payouts;

     -    Inclusion   of   performance-based   equity   awards  in  the  pension
          calculation;

o New CEO with overly generous new hire package:

           -    Excessive "make whole" provisions;

     -    Any of the poor pay practices listed in this policy;

o Excessive severance and/or change in control provisions:

     -    Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

     -    Payments upon an executive's termination in connection with performance failure;

     -    Change in control payouts without loss of job or substantial diminution of job duties (single- triggered);

     -    New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the
          change-in-control severance package;

     -    Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

     -    New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

     -    Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

o    Dividends or dividend equivalents paid on unvested performance shares or units; o Poor disclosure practices:

     -    Unclear  explanation  of how the CEO is  involved  in the pay  setting process;

     -    Retrospective performance targets and methodology not discussed;

     -    Methodology for benchmarking practices and/or peer group not disclosed and explained;

o        Internal Pay Disparity:

     -    Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);

o    Options backdating (covered in a separate policy);

o Other excessive compensation payouts or poor pay practices at the company.

Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors' interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company's specific circumstances and the board's disclosed rationale for its practices:

     Relative Considerations:

o    Assessment  of  performance  metrics  relative  to  business  strategy,  as discussed and explained in the CD

o    Evaluation of peer groups used to set target pay or award opportunities;

o    Alignment of company  performance and executive pay trends over time (e.g., performance down: pay down);

o    Assessment of disparity between total pay of the CEO and other Named
     Executive Officers (NEOs).

     Design Considerations:

     -----------------------

o    Balance of fixed versus performance-driven pay;

o    Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

     Communication Considerations:

o    Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

o    Assessment of board's responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans-- Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

o    Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

o    Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

o    Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value;

o    No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee's contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

o        Historic trading patterns--the stock price should not be so volatile that the options are likely to be back "in-the-money" over the near term;

o    Rationale for the re-pricing--was the stock price decline beyond management's control?

o Is this a value-for-value exchange?

o Are surrendered stock options added back to the plan reserve?

o    Option vesting--does the new option vest immediately or is there a black-out period?

o    Term of the option--the term should remain the same as that of the replaced option;

o    Exercise price--should be set at fair market or a premium to market;

o Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company's total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time.
Repricing underwater options after a recent precipitous drop in the company's stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal.
At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the
Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

o    Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

     -    Rigorous stock ownership guidelines, or

     -    A holding  period  requirement  coupled with a  significant  long-term ownership requirement, or

     -    A meaningful retention ratio,

o         Actual officer stock ownership and the degree to which it meets or exceeds the proponent's suggested holding period/retention ratio or the company's own stock ownership or retention requirements.

o         Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

9. Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, RMG considers the following factors:

     o    Whether adoption of the proposal is likely to enhance or protect shareholder value;

     o    Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;

     o    The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

     o    Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

     o    Whether the company has already  responded in some appropriate  manner to the request embodied in the proposal;

     o    Whether  the   company's   analysis  and  voting   recommendation   to
          shareholders are persuasive;

     o    What other  companies have done in response to the issue  addressed in the proposal;

     o    Whether the  proposal  itself is well framed and the cost of preparing the report is reasonable;

     o    Whether  implementation  of the  proposal's  request would achieve the proposal's objectives;

     o    Whether the subject of the proposal is best left to the  discretion of the board;

     o    Whether the requested information is available to shareholders either from the company or from a publicly available source; and

     o    Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients.
The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

     o    The  company's  business  and the  proportion  of it  affected  by the resolution;

     o    The quality of the company's disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

     o    Company's current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company's products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:

     o    The nature of the company's business and the potential for reputational and market risk exposure;

     o    The existing disclosure of relevant policies;

     o    Deviation from established industry norms;

     o    The company's existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

     o    Whether  the  proposal  focuses on  specific  products  or  geographic regions; and

     o The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company's EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company's operations and investments considering whether:

o    The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

o    The company's level of disclosure is at least comparable to that of industry peers; and o There are no significant, controversies, fines, penalties, or litigation associated with the company's environmental performance.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company's lobbying initiatives, considering:

o    Significant controversies, fines, or litigation surrounding a company's public policy activities,

o The company's current level of disclosure on lobbying strategy, and

o    The impact that the policy issue may have on the company's business operations.

 Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

o    There are no recent, significant controversies, fines or litigation regarding the company's political contributions or trade association spending; and

o    The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions and trade association spending, considering:

o    Recent significant controversy or litigation related to the company's political contributions or governmental affairs; and

o        The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions.
Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering: o The degree to which existing relevant policies and practices are disclosed;

o Whether or not existing relevant policies are consistent with internationally recognized standards;

o    Whether company facilities and those of its suppliers are monitored and how;

o    Company participation in fair labor organizations or other internationally recognized human rights initiatives;

o    Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

o    Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

o    The scope of the request; and

o Deviation from industry sector peer company standards and practices.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

o    The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

o    The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

                           RCM PROXY VOTING GUIDELINES
                                 AND PROCEDURES

                                 JANUARY 1, 2009

Policy Statement and Voting Procedure......................................................page 3

ResolvingConflicts of Interest............................................................ page 4

Cost-Benefit Analysis Involving Voting Proxies...........................................  page 4

ProxyVoting Guidelines.................................................................... page 5

OrdinaryBusiness Matters.................................................................. page 5

Auditors.................................................................................. page 5

Boardof Directors......................................................................... page 6

Executiveand Director Compensation.........................................................page 8

Capital Structure......................................................................... page 10

Mergers and Corporate Restructuring....................................................... page 10

Antitakeover Defenses and Voting Related Issues........................................... page 12

Socialand Environmental Issues............................................................ page 14

                                Policy Statement

RCM Capital Management LLC ("RCM") typically votes proxies as part of its discretionary authority to manage accounts, unless our client has explicitly reserved the authority for itself. RCM exercises our proxy voting responsibilities as a fiduciary. As a result, in the cases where we have voting authority of our client proxies, we intend to vote such proxies in a manner consistent with the best interest of our clients. Our guidelines are designed to meet applicable fiduciary standards. All votes submitted by RCM on behalf of its clients are not biased by other clients of RCM. Proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power.

RCM has adopted written Proxy Voting Guidelines and Procedures (the "Proxy
Guidelines") that are reasonably designed to ensure that we are voting in the best interest of our clients. A Proxy Committee, including investment, compliance and operations personnel, is responsible for establishing our proxy voting policies and procedures. The Proxy Guidelines summarize our positions on various issues and give general indication as to how we will vote shares on each issue. However, this listing is not exhaustive and does not include all potential voting issues and for that reason, there may be instances when we may not vote proxies in strict adherence to the Proxy Guidelines. To the extent that these guideline policies and procedures do not cover potential voting issues or a case arises of a material conflict between our interest and those of a client with respect to proxy voting, our Proxy Committee will convene to discuss the issues. In evaluating issues, the Proxy Committee may consider information from many sources, including our portfolio management team, our analyst responsible for monitoring the stock of the company at issue, management of a company presenting a proposal, shareholder groups, and independent proxy research services. The Proxy Committee will meet annually to review these guidelines and determine whether any revisions are appropriate.

                                            Voting Procedure

The voting of all proxies is conducted under the direction of the Proxy
Committee consisting of representatives from the Research Department, Portfolio
Management Team (PMT), and the Legal and Compliance Department. Vote decisions are made in accordance with the Proxy Guidelines and implemented by RCM's third party proxy services provider, RiskMetrics Group (RMG). In situations where the
Proxy Guidelines do not give clear guidance on an issue, an analyst or portfolio manager and/or the Proxy Committee will review the issue. In the event that either the analyst or portfolio manager wishes to override the Proxy Guidelines, the proposal will be presented to the Proxy Committee for a final decision.
Deviation from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.

RCM's third party proxy services provider, RMG, is responsible for notifying RCM of all upcoming meetings, providing a proxy analysis and vote recommendation for each proposal, verifying that all proxies are received, submitting vote instructions to the appropriate tabulator, and contacting custodian banks to request missing proxies. RMG also provides holdings reconciliation reports on a monthly basis, and vote summary reports for clients on a quarterly or annual basis. RCM keeps proxy materials used in the vote process on site for at least two years.

                         Resolving Conflicts of Interest

RCM may have conflicts that can affect how it votes its clients' proxies. For example, RCM may manage a pension plan whose management is sponsoring a proxy proposal. RCM may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, RCM may reach different voting decisions for different clients. Regardless, votes shall only be cast in the best interest of the client affected by the shareholder right. For this reason, RCM shall not vote shares held in one client's account in a manner designed to benefit or accommodate any other client.

In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Proxy
Committee shall be responsible for addressing how RCM resolves such material conflicts of interest with its clients.

                 Cost-Benefit Analysis Involving Voting Proxies

RCM shall review various criteria to determine whether the costs associated with voting the proxy exceeds the expected benefit to its clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, RCM may refrain from voting a proxy on behalf of its clients' accounts.

In addition, RCM may refrain from voting under certain circumstances. These circumstances may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner's ability to exercise votes, 5) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

Proxy voting in certain countries requires "share blocking." To vote proxies in such countries, shareholders must deposit their shares shortly before the date of the meeting with a designated depositary and the shares are then restricted from being sold until the meeting has taken place and the shares are returned to the shareholders' custodian banks. Absent compelling reasons, RCM believes the benefit to its clients of exercising voting rights does not outweigh the effects of not being able to sell the shares. Therefore, if share blocking is required
RCM generally abstains from voting.

RCM will not be able to vote securities on loan under securities lending arrangements into which RCM's clients have entered. However, under rare circumstances, for voting issues that may have a significant impact on the investment, and if the client holds a sufficient number of shares to have a material impact on the vote, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client and the administrative burden of retrieving the securities.

                             Proxy Voting Guidelines

                                Ordinary Business

Ordinary Business Matters: Case-by-Case

RCM votes FOR management proposals covering routine business matters such as changing the name of the company, routine bylaw amendments, and changing the date, time, or location of the annual meeting.

Routine items that are bundled with non-routine items will be evaluated on a case-by-case basis. Proposals that are not clearly defined other than to transact "other business," will be voted AGAINST, to prevent the passage of significant measures without our express oversight.

                                    Auditors

Ratification of Auditors: Case-by-Case

RCM generally votes FOR proposals to ratify auditors, unless there is reason to believe that there is a conflict of interest, or if the auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

RCM will review, on a case-by-case basis, instances in which the audit firm has substantial non-audit relationships with the company, to determine whether we believe independence has been compromised.

Shareholder Proposals Regarding Rotation of Auditors: Generally FOR

RCM generally will support shareholder proposals asking for audit firm rotation, unless the rotation period is less than five years, which would be unduly burdensome to the company.

Shareholder Proposals Regarding Auditor Independence: Case-by-Case

RCM will evaluate on a case-by-case basis, shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services or to cap the level of non-audit services.

                               Board of Directors

Election of Directors: Case-by-Case

Votes on director nominees are made on a case-by-case basis. RCM favors boards that consist of a substantial majority of independent directors who demonstrate a commitment to creating shareholder value. RCM also believes that key board committees (audit, compensation, and nominating) should include only independent directors to assure that shareholder interests will be adequately addressed.
When available information demonstrates a conflict of interest or a poor performance record for specific candidates, RCM may vote against or withhold votes from director nominees.

Majority Vote Requirement for the Election of Directors: Case-by-Case RCM
evaluates proposals to require a majority vote for the election of directors, on a case-by-case basis. RCM generally supports binding and non-binding (advisory)
proposals to initiate a change in the vote threshold requirement for board nominees, as we believe this may bring greater director accountability to shareholders. Exceptions may be made for companies with policies that provide for a meaningful alternative to a full majority-voting standard.

Classified Boards: AGAINST

Classified (or staggered) boards provide for the directors to be divided into three groups, serving a staggered three-year term. Each year one of the groups of directors is nominated for re-election and serves a three-year term. RCM generally opposes classified board structures, as we prefer annual election of directors to discourage entrenchment. RCM will vote FOR shareholder proposals to declassify the board of directors.

Changing Size of Board: Case-by-Case

RCM votes FOR proposals to change the size of the board of directors, if the proposed number falls between 6 to 15 members. We generally vote AGAINST proposals to increase the number of directors to more than 15, because very large boards may experience difficulty achieving consensus and acting quickly on important items.

Majority of Independent Directors on Board: Case-by-Case

RCM considers how board structure impacts the value of the company and evaluates shareholder proposals for a majority of independent directors on a case-by-case basis. RCM generally votes FOR proposals requiring the board to consist of, at least, a substantial (2/3) majority of independent directors. Exceptions are made for companies with a controlling shareholder and for boards with very long term track records of adding shareholder value based on 3, 5 and 10-year stock performance.

Minimum Share Ownership by the Board: AGAINST

Although stockholders may benefit from directors owning stock in a company and having a stake in the profitability and well-being of a company, RCM does not support resolutions that would require directors to make a substantial investment which would effectively exclude them from accepting directorships for purely financial reasons.

Limit Tenure of Directors: AGAINST

RCM does not support shareholder proposals for term limits, as limiting tenure may force valuable, experienced directors to leave the board solely because of their length of service. We prefer to retain the ability to evaluate director performance, and vote on all director nominees once a year.

Director Indemnification and Liability Protection: Case-by-Case

RCM votes AGAINST proposals that would limit or eliminate all liability for monetary damages, for directors and officers who violate the duty of care. RCM will also vote AGAINST proposals that would expand indemnification to cover acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness. If, however, a director was found to have acted in good faith and in a manner that he reasonably believed was in the best interest of the company, and if only the director's legal expenses would be covered, RCM may vote FOR expanded coverage.

Separate Chairman/Chief Executive Officer: Case-by-Case

RCM votes shareholder proposals to separate Chairman and CEO positions on a case-by-case basis, and considers the impact on management credibility and thus the value of the company. RCM generally votes FOR shareholder proposals requiring the position of Chairman to be filled by an independent director, because a combined title can make it difficult for the board to remove a CEO that has underperformed, and harder to challenge a CEO's decisions. We are, however, willing to accept a combined title for companies whose outside directors hold regularly-scheduled nonmanagement meetings with a powerful and independent Lead Director.

Diversity of the Board of Directors: Case-by-Case

RCM reviews shareholder proposals that request a company to increase the representation of women and minorities on the board, on a case-by-case basis.
RCM generally votes FOR requests for reports on the company's efforts to diversify the board, unless the board composition is reasonably inclusive of women and minorities in relation to companies of similar size and business, and if the board already reports on its nominating procedures and diversity initiatives.

                       Executive and Director Compensation

Stock Incentive Plans: Case-by-Case

RCM reviews stock incentive plan proposals on a case-by-case basis, to determine whether the plan is in the best interest of shareholders. We generally support stock incentive plans that are designed to attract, retain or encourage executives and employees, while aligning their financial interests with those of investors. We also prefer plans that limit the transfer of shareholder wealth to insiders, and favor stock compensation in the form of performance-based restricted stock over fixed price option plans.

RCM utilizes research from a third-party proxy voting service (RMG) to assist us in analyzing all details of a proposed stock incentive plan. Unless there is evidence that a plan would have a positive economic impact on shareholder value, we generally vote against plans that result in excessive dilution, and vote against plans that contain negative provisions, such as repricing or replacing underwater options without shareholder approval.

Cash Bonus Plans (OBRA related): Case-by-Case

RCM considers Omnibus Budget and Reconciliation Act (OBRA) Cash Bonus Plan
proposals on a case-by-case basis. OBRA regulations require companies to secure shareholder approval for their performance-based cash or cash and stock bonus plans to preserve the tax deduction for bonus compensation exceeding OBRA's $1 million cap.

The primary objective of such proposals is to avoid tax deduction limitations imposed by Section 162(m) of the Internal Revenue Code, and RCM will generally vote FOR plans that have appropriate performance targets and measures in place.

In cases where plans do not meet acceptable standards or we believe executives are over compensated in the context of shareholder value creation, RCM may vote
AGAINST the cash bonus plan, and may withhold votes from compensation committee members.

Eliminate Non-Employee Director Retirement Plans: FOR

RCM generally supports proposals to eliminate retirement benefits for non-employee directors, as such plans can create conflicts of interest by their high value. Additionally, such benefits are often redundant, since many directors receive pension benefits from their primary employer.

Employee Stock Purchase Plans: Case-by-Case

Employee Stock Purchase Plans give employees the opportunity to purchase stock of their company, primarily through payroll deductions. Such plans provide performance incentives and lead employees to identify with shareholder interests.

Qualified employee stock purchase plans qualify for favorable tax treatment under Section 423 of the Internal Revenue Code. RCM will vote FOR Qualified
Employee Stock Purchase Plans that include: (1) a purchase price of at least 85 percent of fair market value, and (2) an offering period of 27 months or less, and (3) voting power dilution (percentage of outstanding shares) of no more than
10 percent.

For Nonqualified Employee Stock Purchase Plans, companies provide a match to employees' contributions, instead of a discount in stock price. Provided the cost of the plan is not excessive, RCM generally votes FOR non-qualified plans that include: (1) broad-based participation (2) limits on employee contribution
(3) company matching contribution up to 25 percent of the employee's contribution (4) no discount on stock price on the date of purchase.

Shareholder Proposals Regarding Executive Pay: Case-by-Case

RCM generally votes FOR shareholder proposals that request additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

RCM votes FOR proposals requesting that at least a significant portion of the company's awards are performance-based. Preferably, performance measures should include long term growth metrics.

RCM votes FOR proposals to require option repricings to be put to a shareholder vote, and FOR proposals to require shareholder votes on compensation plans.

RCM votes AGAINST shareholder proposals that seek to set absolute levels on compensation or otherwise dictate the amount of compensation, and AGAINST shareholder proposals requiring director fees to be paid in stock only.

All other shareholder proposals regarding executive and director pay are voted on a case-by-case basis, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Executive Severance Agreements (Golden Parachutes): Case-by-Case

RCM votes FOR shareholder proposals to require golden and tin parachutes
(executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Proposals to ratify or cancel golden or tin parachutes are evaluated on a case-by-case basis. RCM will vote AGAINST parachute proposals, when the amount exceeds three times base salary plus guaranteed benefits.

                                Capital Structure

Capital Stock Authorizations: Case-by-Case

RCM utilizes research from a third-party proxy voting service (RMG) to assist us in analyzing all details of a proposed stock incentive plan. Proposals requesting an increase in authorized shares of common or preferred stock are voted, on a case-by-case basis, after analyzing the company's industry and performance in terms of shareholder returns.

Stock Splits and Dividends: Case-by-Case

RCM generally votes FOR management proposals to increase common share authorization for a stock split or share dividend, provided that the increase in shares is not excessive. We also generally vote in favor shareholder proposals to initiate a dividend, particularly in the case of poor performing large cap companies with stock option plans result in excessive dilution.

                       Mergers and Corporate Restructuring

Mergers and Restructurings: Case-by-Case

A merger, restructuring, or spin-off in some way affects a change in control of the company's assets. In evaluating the merit of such transactions, RCM will consider the terms of each proposal and will analyze the potential long-term value of the investment. RCM will support management proposals for a merger or restructuring if the transaction appears to offer fair value, but may oppose them if they include significant changes to corporate governance and takeover defenses that are not in the best interest of shareholders.

Prevent a Company from Paying Greenmail: FOR

Greenmail is the payment a corporate raider receives for his/her shares. This payment is usually at a premium to the market price, so while greenmail can ensure the continued independence of the company, it discriminates against other shareholders. RCM will generally vote FOR anti-greenmail provisions.

Fair Price Provision: AGAINST

Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between five and twenty percent of the outstanding shares) that triggered the provision. An acquirer may avoid such a pricing requirement by obtaining the support of holders of at least a majority of disinterested shares. Such provisions may be viewed as marginally favorable to the remaining disinterested shareholders, since achieving a simple majority vote in favor of an attractive offer may not be difficult.

RCM will vote AGAINST fair price provisions, if the shareholder vote requirement, imbedded in the provision, is greater than a majority of disinterested shares.

RCM will vote FOR shareholder proposals to lower the shareholder vote requirements imbedded in existing fair price provisions.

State Antitakeover Statutes: Case-by-Case

RCM evaluates the specific statutes at issue, including their effect on shareholder rights and votes proposals to opt out-of-state takeover statutes on a case-by-case basis.

Reincorporation: Case-by-Case

RCM will evaluate reincorporation proposals case-by-case and will consider a variety of factors including the impact reincorporation might have on the longer-term valuation of the stock, the quality of the company's financial disclosure, the impact on current and potential business with the U.S.
government, M&A opportunities and the risk of being forced to reincorporate in the future. RCM generally supports reincorporation proposals for valid business reasons such as reincorporating in the same state as its corporate headquarters.

                Anti-takeover Defenses and Voting Related Issues

Poison Pills: Case-by-Case

RCM votes AGAINST poison pills (or shareholder rights plans) proposed by a company's management. Poison pills are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareholder approval.

RCM will always vote FOR shareholder proposals requesting boards to submit their pills to a shareholder vote or redeem them, as poison pills may lead to management entrenchment and can discourage legitimate tender offers.

Dual Class Capitalization with Unequal Voting Rights: Case-by-Case

RCM will vote AGAINST dual class exchange offers and dual class capitalizations with unequal voting rights as they can contribute to the entrenchment of management and allow for voting power to be concentrated in the hands of management and other insiders. RCM will vote FOR proposals to create a new class of nonvoting or subvoting common stock if intended for purposes with minimal or no dilution to current shareholders or not designed to preserve voting power of insiders or significant shareholders.

Blank Check Preferred Stock: Case-by-Case

Blank check proposals authorize a class of preferred stock for which voting rights are not established in advance, but are left to the discretion of the
Board of Directors when issued. Such proposals may give management needed flexibility to accomplish acquisitions, mergers or financings. On the other hand, such proposals also give the board the ability to place a block of stock with a shareholder sympathetic to management, thereby entrenching management or making takeovers more difficult.

RCM generally votes AGAINST proposals authorizing the creation of new classes of preferred stock, unless the company expressly states that the stock that will not be used as a takeover defense. We also vote AGAINST proposals to increase the number of authorized preferred stock shares, when no shares have been issued or reserved for a specific purpose.

RCM will vote FOR proposals to authorize preferred stock, in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Supermajority Voting Provisions: AGAINST

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally supermajority provisions require at least 2/3 affirmative vote for passage of issues.

RCM votes AGAINST supermajority voting provisions, as this requirement can make it difficult for shareholders to effect a change regarding a company and its corporate governance provisions. Requiring more than a simple majority voting shares, for mergers or changes to the charter or bylaws, may permit managements to entrench themselves by blocking amendments that are in the best interests of shareholders.

Cumulative Voting: Case-by-Case

Cumulative voting allows shareholders to "stack" their votes behind one or a few directors running for the board, thereby enabling minority shareholders to secure board representation. RCM evaluates management proposals regarding cumulative voting, on a case-by-case basis. For companies that do not have a record of strong corporate governance policies, we will generally vote FOR shareholder proposals to restore or provide for cumulative voting.

Shareholder Action by Written Consent: Case-by-Case

Written consent allows shareholders to initiate and carry out a shareholder action without waiting until the annual meeting or by calling a special meeting.
It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareholder meeting.

RCM will vote FOR shareholder proposals to allow shareholder action by written consent, and we will oppose management proposals that restrict or prohibit shareholder ability to take action by written consent.

Shareholder's Right to Call Special Meeting: FOR

RCM votes FOR proposals to restore or expand shareholder rights to call special meetings. We vote AGAINST management proposals requiring higher vote requirements in order to call special meetings, and AGAINST proposals that prohibit the right to call meetings.

Confidential Voting: FOR

RCM votes FOR shareholder proposals requesting companies to adopt confidential voting because confidential voting may eliminate undue pressure from company management. Furthermore, RCM maintains records which allow our clients to have access to our voting decisions.

                         Social and Environmental Issues

Shareholder Proposals Regarding Social and Environmental Issues: Case-by-Case

In evaluating social and environmental proposals, RCM first determines whether the issue should be addressed on a company-specific basis. Many social and environmental proposals are beyond the scope of any one company and are more properly the province of government and broader regulatory action. If this is the case, RCM recommends voting against the proposal. Most proposals raising issues of public concern require shareholders to apply subjective criteria in determining their voting decisions. While broad social and environmental issues are of concern to everyone, institutional shareholders acting as representatives of their beneficiaries must consider only the economic impact of the proposal on the target company, which in many cases cannot be clearly demonstrated.

RCM considers the following factors in evaluating proposals that address social and environmental issues:

-    Cost to implement proposed requirement

-    Whether any actual abuses exist

-    Whether the company has taken any action to address the problem

-    The  extent,  if any,  to  which  the  proposal  would  interfere  with the day-to-day management of the company.

RCM generally supports proposals that encourage corporate social responsibility.
However, RCM does not support proposals that require a company to cease particular operations, monitor the affairs of other companies with whom it does business, impose quotas, or otherwise interfere with the day-to-day management of a company. In the absence of compelling evidence that a proposal will have a positive economic impact, RCM believes that these matters are best left to the judgment of management.

Sign or Endorse the CERES Principles: Case-by-Case

The CERES Principles represent a voluntary commitment of corporations to continued environmental improvement beyond what is required by government regulation. CERES was formed by the Coalition of Environmentally Responsible
Economies in the wake of the March 1989 Exxon Valdez oil spill, to address environmental issues such as protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. Endorsers of the CERES Principles are required to pay annual fees based on annual revenue of the company.

RCM generally supports shareholder requests for reports on activities related to the goals of the CERES Principles or other in-house environmental programs.
Proposals to adopt the CERES Principles are voted on a case-by-case basis, taking into account the company's current environmental disclosure, its environmental track record, and the practices of peer companies.

Environmental Reporting: FOR

RCM generally supports shareholder requests for reports seeking additional information on activities regarding environmental programs, particularly when it appears that companies have not adequately addressed shareholder's environmental concerns.

Northern Ireland (MacBride Principles): Case-by-Case

The MacBride Principles are aimed at countering anti-Catholic discrimination in employment in the British state of Northern Ireland. These principles require affirmative steps to hire Catholic workers and promote them to management positions, to provide job security and to eliminate inflammatory religious emblems. Divestment of stock is not called for under these principles. RCM takes the following factors into consideration regarding Northern Ireland resolutions:

- Whether any discrimination charges have been filed against the subject company within the past year;

- Whether the subject company has subscribed to the Fair Employment Agency's,
"Declaration of Principle and Intent." (Northern Ireland governmental regulations); and

- Whether potentially offensive material is not allowed in the work area (flags, posters, etc.).

TRP 2009 Proxy Voting Policies and Procedures.doc
Updated: February 2009
                                        1

TRP 2009 Proxy Voting Policies and Procedures.doc
Updated:  March 2008

                          T. ROWE PRICE ASSOCIATES, INC
                        T. ROWE PRICE INTERNATIONAL, INC T. ROWE PRICE GLOBAL
                  INVESTMENT SERVICES, LTD

                      PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

         T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., and
T. Rowe Price Global Investment Services Limited ("T. Rowe Price") recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser ("T. Rowe Price
Funds") and by institutional and private counsel clients who have requested that
T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price.
In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.

         T. Rowe Price has adopted these Proxy Voting Policies and Procedures
("Policies and Procedures") for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

         Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

          Consideration Given Management Recommendations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company's management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company's board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company's management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

         Proxy Committee. T. Rowe Price's Proxy Committee ("Proxy Committee") is
responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate and social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund's Investment Advisory Committee or counsel client's portfolio manager.

         Proxy Services Group. The Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and
Procedures.

         Proxy Administrator. The Proxy Services Group will assign a Proxy
Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

         In order to facilitate the proxy voting process, T. Rowe Price has retained RiskMetrics Group ("RMG"), formerly known as Institutional Shareholder
Services ("ISS"), as an expert in the proxy voting and corporate governance area. RMG specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon RMG research in establishing T. Rowe Price's proxy voting guidelines, and many of our guidelines are consistent with RMG positions, T. Rowe Price deviates from
RMG recommendations on some general policy issues and a number of specific proxy proposals.

Meeting Notification

         T. Rowe Price utilizes RMG's voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. RMG tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, RMG procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Governance Analytics, RMG's web-based application. RMG is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe
Price upon request.

Vote Determination

         RMG provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. The final authority and responsibility for proxy voting decisions remains with T. Rowe
Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

         Portfolio managers may decide to vote their proxies consistent with T.
Rowe Price's policies as set by the Proxy Committee and instruct our Proxy
Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T.
Rowe Price guidelines are required to document the rationale for their votes.
The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.

T. Rowe Price Voting Policies

         Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe
Price policies:

         Election of Directors - T. Rowe Price generally supports slates with a majority of independent directors. T. Rowe Price votes against outside directors that do not meet certain criteria relating to their independence but who serve on key board committees. We vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards.
We also vote against inside directors serving on key board committees and directors who miss more than one-fourth of the scheduled board meetings. We may vote against directors for failing to establish a formal nominating committee, as well as compensation committee members who approve excessive compensation plans. We support efforts to elect all board members annually because boards with staggered terms act as deterrents to takeover proposals. To strengthen boards' accountability to shareholders, T. Rowe Price generally supports proposals calling for a majority vote threshold for the election of directors.

Anti-takeover, Capital Structure and Corporate Governance Issues - T. Rowe Price
generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of  shareholders  to act on possible  transactions.
Such anti-takeover  mechanisms include classified boards,  supermajority  voting requirements,  dual share classes,  and poison pills.  We also oppose  proposals that give  management  a "blank  check"  to create  new  classes  of stock  with disparate rights and privileges.  When voting on capital structure proposals, T.
Rowe Price will consider the dilutive impact to  shareholders  and the effect on shareholder rights. We generally support shareholder proposals that call for the separation  of the  Chairman  and CEO  positions  unless  there  are  sufficient governance  safeguards  already  in place.  With  respect to  proposals  for the approval of a  company's  auditor,  we oppose  auditors  who have a  significant non-audit relationship with the company.

Executive  Compensation  Issues  - T.  Rowe  Price's  goal is to  assure  that a company's equity-based compensation plan is aligned with shareholders' long-term interests.  While we  evaluate  plans on a  case-by-case  basis,  T. Rowe  Price generally opposes  compensation  packages that provide what we view as excessive awards to a few senior  executives or that contain  excessively  dilutive  stock option  grants based on a number of criteria such as the costs  associated  with the plan,  plan  features,  burn rates  which are  excessive  in relation to the company's  peers,  dilution to shareholders  and  comparability  to plans in the company's  peer group.  We generally  oppose  efforts to reprice  options in the event  of a  decline  in  value  of  the  underlying  stock  unless  such  plans appropriately  balance shareholder and employee interests,  and the retention of key personnel has become a genuine risk to the company's business. For companies with particularly  egregious pay practices such as excessive severance packages, perks, and bonuses (despite  under-performance),  or moving performance  targets
(to avoid poor payouts),  we may vote against  compensation  committee  members.
Finally,  we vote for proposals  (either  management  or  shareholder-sponsored)
calling  for  shareholder  ratification  of a company's  executive  compensation practices ("Say-on-Pay" proposals) a majority of the time.

         Mergers and Acquisitions - T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders' current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.

                                        1

         Social and Corporate Responsibility Issues - Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance
Analyst using RMG's proxy research. T. Rowe Price generally votes with a company's management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company's business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company's businesses.

         Global Portfolio Companies - RMG applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company's domicile.
The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for all markets. The Proxy Committee has reviewed RMG's general global policies and has developed international proxy voting guidelines which in most instances are consistent with RMG recommendations.

         Votes Against Company Management - Where RMG recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast.
Consequently, if a portfolio manager believes that management's view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she votes contrary to management. Also, our research analysts present their voting recommendations in such situations to our portfolio managers.

         Index and Passively Managed Accounts - Proxy voting for index and other passively-managed portfolios is administered by the Proxy Services Group using
T. Rowe Price's policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

         Divided Votes - In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy
Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T.
Rowe Price policy.

         Shareblocking - Shareblocking is the practice in certain foreign countries of "freezing" shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price's policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

         Securities on Loan - The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income.
Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price's policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy
Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Vote Execution and Monitoring of Voting Process

         Once the vote has been determined, the Proxy Administrator enters votes electronically into RMG's Governance Analytics system. RMG then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.

         On a daily basis, the Proxy Administrator queries the Governance
Analytics system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders' meeting is approaching, the Proxy
Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.

         Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.

Monitoring and Resolving Conflicts of Interest

         The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price's voting guidelines are pre-determined by the Proxy Committee using recommendations from RMG, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy
Committee also assesses whether any business or other relationships between T.
Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price's Code of Ethics and Conduct requires all employees to avoid placing themselves in a "compromising position" in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

         Specific Conflict of Interest Situations - Voting of T. Rowe Price
Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T.
Rowe Price fund-of -funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.

RECORD RETENTION

         T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company's management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines,
Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC's EDGAR database) are kept by RMG in its capacity as voting agent. All proxy voting materials and supporting documentation are retained for six years.

Updated: February 2009

Updated: March 2009

                T. ROWE PRICE PROXY VOTING - PROCESS AND POLICIES

T. Rowe Price Associates, Inc., T. Rowe Price International, Inc. and T. Rowe
Price Global Investment Services Limited (collectively, "T. Rowe Price")
recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote--such as election of directors and important matters affecting a company's structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

Proxy Administration
The T. Rowe Price Proxy Committee develops our firm's positions on all major corporate and social responsibility issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders' interests and make a company less attractive to own. In evaluating proxy policies each year, the
Proxy Committee relies upon our own fundamental research, independent proxy research provided by third parties such as RiskMetrics Group ("RMG") (formerly known as Institutional Shareholder Services) and Glass Lewis, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm's portfolio managers as voting guidelines. Ultimately, the portfolio manager decides how to vote on the proxy proposals of companies in his or her portfolio. Because portfolio managers may have differences of opinion on portfolio companies and their proxies, or their portfolios may have different investment objectives, these factors, among others, may lead to different votes between portfolios on the same proxies. When portfolio managers cast votes that are counter to the Proxy Committee's guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee
reviews T. Rowe Price's proxy voting process, policies, and voting records.

T. Rowe Price has retained RMG, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the
Proxy Committee relies upon RMG research in establishing T. Rowe Price's voting guidelines--many of which are consistent with RMG positions--T. Rowe Price occasionally may deviate from RMG recommendations on some general policy issues and a number of specific proxy proposals.

Fiduciary Considerations
T. Rowe Price's decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client,
Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations
When determining whether to invest in a particular company, one of the primary factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies
Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies, which are available to clients upon request. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors
T. Rowe Price generally supports slates with a majority of independent directors. We vote against outside directors that do not meet certain criteria relating to their independence but who serve on key board committees. We vote against directors who are unable to dedicate sufficient time to their board duties due to their commitment to other boards. T. Rowe Price also votes against inside directors serving on key board committees and directors who miss more than one-fourth of the scheduled board meetings. We may vote against directors for failing to establish a formal nominating committee, as well as compensation committee members who approve excessive compensation plans. We support efforts to elect all board members annually because boards with staggered terms act as deterrents to takeover proposals. To strengthen boards' accountability to shareholders, T. Rowe Price generally supports proposals calling for a majority vote threshold for the election of directors.

Executive Compensation
Our goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company's peers, dilution to shareholders and comparability to plans in the company's peer group. We generally oppose plans that give a company the ability to reprice options or to grant options at below market prices, unless such plans appropriately balance shareholder and employee interests, and the retention of key personnel has become a genuine risk to the company's business. For companies with particularly egregious pay practices we may vote against compensation committee members. Finally, we vote for proposals
(either management or shareholder-sponsored) calling for shareholder ratification of a company's executive compensation practices ("Say-on-Pay"
proposals) a majority of the time.

Mergers and Acquisitions - T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders' current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.

Anti-takeover, Capital Structure and Corporate Governance Issues T. Rowe Price
generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes and poison pills. We also oppose proposals which give management a
"blank check" to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the
Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company's auditor, we typically oppose auditors who have a significant non-audit relationship with the company.

Social and Corporate Responsibility Issues
T. Rowe Price generally votes with a company's management on social, environmental and corporate responsibility issues unless they have substantial investment implications for the company's business and operations that have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company's businesses.

Monitoring and Resolving Conflicts of Interest
The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our clients.
While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing or sales. Since our voting guidelines are pre-determined by the Proxy
Committee using recommendations from RMG, an independent third party, application of the T. Rowe Price guidelines to vote clients' proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T.
Rowe Price casts its vote. With respect to personal conflicts of interest, T.
Rowe Price's Code of Ethics requires all employees to avoid placing themselves in a "compromising position" where their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

G. Proxy Voting

Introduction

As a buy and hold investor, one of TAM's primary considerations for any purchase candidate is a company's management. TAM's initial decision to buy securities of a company is generally based, at least in part on TAM's support for the company's management. It is therefore the policy of TAM to generally support the management of its investments and therefore a modicum of management entrenchment. While TAM generally supports a company's management, it is also mindful of its rights as a shareholder and is therefore always against poison pill proposals. The policy and procedures below describe how TAM votes proxies for its clients.

TAM's policy is to exercise voting and consent rights solely in the interest of enhancing or preserving value for its clients. To that end, TAM has established the following guidelines on commonly presented proxy issues, which shall be subject to ongoing periodic review by TAM's senior management. The guidelines below are subject to exceptions on a case-by-case basis, as discussed below. It is impossible to anticipate all voting issues that may arise. On issues not specifically addressed by the guidelines, TAM will analyze how the proposal may affect the value of client holdings and vote in accordance with what it believes to be the best interests of clients.

                  1. Corporate Governance Matters

a) Super-majority Voting

The requirement of a super-majority vote may limit the ability of shareholders to effect change. Accordingly, TAM will normally support proposals to eliminate super-majority voting requirements and oppose proposals to impose such requirements.

b) State of Incorporation

TAM normally opposes proposals seeking to reincorporate the corporation in a state TAM deems to be unfriendly to shareholder rights.

c) Confidential Voting

Confidential voting may increase the independence of shareholders by allowing voting free from exertion of management influence. This is particularly significant with respect to employee shareholders. Accordingly, TAM will normally support such proposals.

d) Barriers to Shareholder Action

TAM will normally support proposals to lower barriers to shareholder action and oppose proposals to raise such barriers. Proposals to lower these barriers may call for shareholder rights to call special meetings or to act by written consent. TAM will normally support proposals that create or expand rights of shareholders to act by written consent or to call special meetings

e) Separate Classes of Common Stock

Classes of common stock with different voting rights limit the rights of certain shareholders. Accordingly, TAM will normally oppose adoption of one or more separate classes of stock with disparate voting rights.

f) Blank Check Preferred Stock

TAM normally will oppose proposals giving the Board of Directors rights to issue preferred stocks whose terms may be determined without shareholder consent.

g) Director Nominees

TAM reviews the qualifications of director nominees on a case-by-case basis.
Absent specific concerns about qualifications, independence or past performance as a director, TAM normally approves management's recommendations.

h) Shareholder Nomination of Directors

TAM normally supports proposals to expand the ability of shareholders to nominate directors.

i) Approval of Auditor

TAM      normally supports proposals to ratify independent auditors, absent reason to believe that: o Fees for non-audit services are excessive; or
         o The independent auditor has rendered an opinion that is inaccurate and not representative of the issuer's financial position.

 j) Cumulative Voting

TAM normally opposes proposals to eliminate cumulative voting. TAM considers proposals to institute cumulative voting based on the issuer's other corporate governance provisions.

2. Equity-based Compensation Plans

TAM believes that equity-based compensation plans, when properly designed and approved by shareholders, may be an effective incentive to officers and employees to add to shareholder value. TAM evaluates proposals on a case-by-case basis. However, TAM will normally oppose plans (or plan amendments) that substantially dilute its clients' ownership, provide excessive awards to participants, or have other inherently objectionable features.

TAM normally opposes plans where total potential dilution (including all equity-based plans) exceeds 15% of outstanding shares.

Note: This standard is a guideline and TAM will consider other factors such as the size of the company and the nature of the industry in evaluating a plan's impact on shareholdings.

TAM will normally oppose plans that have any of the following structural features:

o Ability to re-price underwater options without shareholder approval.

o    Ability to issue options with an exercise price below the stock's current market price without shareholder approval. o Ability to issue reload options.

o Automatic share replenishment feature.

TAM normally opposes plans not meeting the following conditions:

o    Shareholder approval should be required in order to make any material change to the plan.

o    While TAM prefers awards to non-employee directors to be subject to the terms of the plan, TAM may support awards that are subject to management or board discretion if such awards are reasonable and judiciously administered.

3. Measures Relating to Takeovers

a) Poison Pills

TAM will normally support proposals to eliminate poison pills and TAM will normally support proposals to subject poison pills to a shareholder vote.

b) Golden Parachutes

TAM normally opposes the use of accelerated employment contracts that may result in cash grants of greater than one times annual compensation (salary and bonus)
in the event of termination of employment following a change in control.

c) Classified Board

Staggered terms for directors may make it more difficult to change directors and/or control of a board, and thus to change management. Accordingly, TAM will normally support proposals to declassify the Board of Directors and oppose proposals to adopt classified board structures unless a company's charter or governing corporate law permits shareholders to remove a majority of directors any time with or without cause by a simple majority of votes cast.

d) Increases in Authorized Common Stock

TAM will normally support proposals that would require a shareholder vote in order to increase authorized shares of any class by 20% or more. Under normal circumstances, TAM will oppose proposals that would grant directors the authority to issue additional shares without providing pre-emptive rights to existing shareholders to the extent such an increase of shares exceeds 5% of the issuer's outstanding capital.

e) Greenmail

TAM will normally support proposals to restrict a company's ability to make greenmail payments.

f) State Anti-takeover Statutes

TAM believes that state anti-takeover statutes generally harm shareholders by discouraging takeover activity. Accordingly, TAM will normally vote for opting out of state anti-takeover statutes.

4.  Social Policy Issues

TAM believes that "ordinary business matters" are the responsibility of management and should be subject only to oversight by the Board of Directors.
Typically, shareholders initiate such proposals to require the company to disclose or amend certain business practices. Although TAM normally does not support these types of proposals, it may make exceptions where it believes that a proposal may have substantial economic impact.

5.  Abstention From Voting

TAM will normally abstain from voting when it believes the cost of voting will exceed the expected benefit to clients. The most common circumstances where that may be the case involve foreign proxies and securities out on loan. In addition,
TAM may be restricted from voting proxies during certain periods if it has made certain regulatory filings with respect to an issuer. These situations are discussed in more detail below.

6.  Foreign Securities

Depending on the country, numerous disadvantages may apply to voting foreign proxies. In many non-U.S. markets, shareholders who vote proxies may not be permitted to trade in the issuer's stock within a given period of time on or around the shareholder meeting date. If TAM believes it may wish to buy or sell the security during the relevant period, it will abstain from voting. In other
non-U.S. markets, travel to the foreign country to vote in person, translation expense or other cost-prohibitive procedures may lead TAM to abstain from voting. TAM may be unable to vote in other certain non-U.S. markets that do not permit foreign holders to vote securities. It is also possible that TAM may not receive proxy material in time to vote due to operational difficulties in certain non-U.S. markets, or that TAM may not otherwise receive sufficient timely information to make a voting determination.

7. Securities Lending

In order to vote securities out on loan, the securities must be recalled. This may cause loss of revenue to advisory clients. Accordingly, TAM normally will not vote loaned securities on routine matters that would not, in its view, be important to the value of the investment.

8. Restrictions After Filing Form 13D

If TAM has switched its beneficial ownership reporting with respect to any security from Form 13G to Form 13D, TAM may not vote or direct the voting of the securities covered by the filing until the expiration of the 10th day after the
Form 13D was filed.

9. Procedures

TAM's Legal Department oversees the administration of proxy voting. Under its supervision, the Accounting Department is responsible for processing proxies on securities held in client accounts, where voting power has been granted to TAM.

10. Monitoring for Upcoming Votes

TAM's Accounting Department relies on each client's custodian to monitor and advise of upcoming votes. Upon receiving information of an upcoming vote, the
Accounting department takes all necessary steps to ensure that the appropriate paperwork and control numbers are obtained to vote shares held for clients. In addition, the Accounting Department informs the GC or his designee who shall present proxies received to the Proxy Voting Committee.

11. Proxy Voting Committee

The Proxy Voting Committee, consisting of senior portfolio managers and research analysts designated by TAM's President, determines how proxies shall be voted applying TAM's policy guidelines. In most instances, the Committee shall delegate the responsibility for making each voting determination to an appropriate member of the Committee who has primary responsibility for the security in question. TAM's GC or his designee shall participate in all decisions to present issues for a vote, field any conflict issues, document deviations from policy guidelines and document all routine voting decisions. The
Proxy Voting Committee may seek the input of TAM's Co-Chief Investment Officers, other portfolio managers or research analysts who may have particular familiarity with the matter to be voted. Any exception to policy guidelines shall be fully documented in writing.

12. Submitting the Vote

TAM's Legal Department instructs the Accounting Department in writing how to vote the shares held for clients in accordance with the decisions reached under the process described above. The Accounting Department shall then electronically, by telephone or via the mail (as appropriate under the circumstances) submit the vote on shares held for clients and provide the Legal
Department with documentation that (and how) the shares have been voted.

13. Conflicts of Interest

Should any portfolio manager, research analyst, member of senior management, or other person at TAM who may have direct or indirect influence on proxy voting decisions become aware of a potential conflict of interest in voting a proxy or the appearance of a conflict of interest, that person shall bring the issue to
TAM's GC. Examples of potential conflicts include:

a) A material client or vendor relationship between TAM (or an affiliate of TAM, including but not limited to any "access person" of TAM as defined under TAM's
Code of Ethics) and the issuer of the security being voted (or an affiliate of the issuer, including for this purpose any director, executive officer or 10%
shareholder of the issuer).

b) TAM (or an affiliate of TAM, including but not limited to any "access person"
of TAM as defined under TAM's Code of Ethics) has representation on the Board of
Directors of the issuer (or an affiliate of the issuer, including for this purpose any director, executive officer or 10% shareholder of the issuer) of the security being voted other than in TAM's investment advisory capacity.

c) TAM (or any "access person" of TAM as defined under the Code of Ethics) has a personal, family or business relationship with any person in a significant relationship to the issuer of the security being voted. Persons in a significant relationship would include executive officers or directors or 10% shareholders of the issuer.

d) TAM's clients own different classes of securities of the same issuer that may have different interests in the matter to be voted on.

When presented with an actual, potential or appearance of conflict in voting a proxy, TAM's GC shall address the matter using one of the following methods, as deemed appropriate, or other similar method designed to assure that the proxy vote is free from any improper influence:

o Determine that there is no conflict or that it is immaterial.

o    Ensure that the proxy is voted in accordance with the policy guidelines stated above.

o    Engage an independent third party to recommend how the proxy should be voted or have the third party vote such proxy.

o    Discuss the matter with TAM's CCO

o    Discuss the matter with the client and obtain direction on how to vote the client's securities.

TAM's GC shall document each potential or actual conflict situation presented and the manner in which it was addressed. In analyzing whether conflicts are material, TAM's GC shall apply the following guidelines:

o    Client or vendor relationships accounting for 2.0% or less of TAHD annual revenue will not be deemed material.

o    In analyzing conflicts relating to representation on an issuer's Board of
     Directors or a personal or family relationship to the issuer, the GC will consider the degree of direct or indirect influence that the person having the relationship may have on TAM's voting process. Such situations involving TAM's senior management, portfolio managers or research analysts in the affected issuer will normally be deemed material.

14. Recordkeeping

TAM shall maintain all required records relating to its voting determinations.

a) TAM shall maintain for five years (the first two in an easily accessible place) the following records relating to voting for client accounts:

o    Proxy statements and other solicitation material received regarding securities held in client accounts (NOTE: Proxy statements and other materials available on EDGAR need not be maintained separately by TAM); o
     Records of votes cast on behalf of the clients

b) TAM's GC shall maintain for six years (two in an easily accessible place):

         o Proxy voting policies and procedures;
         o Written documentation supporting all exceptions to the policy guidelines; and
         o Written documentation relating to any identified actual or potential conflicts of interest and the resolution of such situations.

                        TURNER INVESTMENT PARTNERS, INC.
                        TURNER INVESTMENT MANAGEMENT LLC

                       PROXY VOTING POLICY AND PROCEDURES

   Turner Investment Partners, Inc., as well as its investment advisory affiliate, Turner Investment Management LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner's care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner's duty as a fiduciary to vote all proxies relating to such shares.

   Duties with Respect to Proxies:

   Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

   Delegation:

   In order to carry out its responsibilities in regard to voting proxies,
Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

   Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voter
Services (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

   Review and Oversight:

   Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

   Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner's client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner's preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii)
the particular subject matter of a shareholder vote, such as board independence or shareholders' rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner's view departing from the PVS recommendation appears to be in the best interests of Turner's clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.

   Conflicts of Interest:

   Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts.
Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

   Where a client of Turner is a publicly traded company in its own right,
Turner may be restricted from acquiring that company's securities for the client's benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm's employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner's or the Committee's decision to provide direction to PVS on a given vote or issue. Further to that end,
Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

   Securities Lending:

   Turner will generally not vote nor seek to recall in order to vote shares on loan in connection with client administered securities lending programs, unless it determines that a vote is particularly significant. Seeking to recall securities in order to vote them even in these limited circumstances may nevertheless not result in Turner voting the shares because the securities are unable to be recalled in time from the party with custody of the securities, or for other reasons beyond Turner's control.

   Obtaining Proxy Voting Information:

   To obtain information on how Turner voted proxies, please contact:

      Andrew Mark, Director of Operations and Technology Administration
      c/o Turner Investment Partners, Inc.
      1205 Westlakes Drive, Suite 100
      Berwyn, PA 19312

   Recordkeeping:

   Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted: July 1, 2003
Last revised: April 1, 2007

                     (Proxy Voting Policies and Procedures)

                       [GRAPHIC OMITTED][GRAPHIC OMITTED]
                               Compliance Program

                           MET INVESTORS SERIES TRUST

                      Proxy Voting Policies and Procedures

Trust's Policy Statement

         Met Investors Series Trust (the "Trust") is firmly committed to ensuring that proxies relating to the Trust's portfolio securities are voted in the best interests of the Trust's shareholders. The following procedures have been established to implement the Trust's proxy voting program.

Trust's Proxy Voting Program

         Met Investors Advisory LLC ("MIA") serves as the investment manager of the Trust's portfolios. MIA is responsible for the selection and ongoing monitoring of investment sub-advisers (the "Advisers") who provide the day-to-day portfolio management for each portfolio, with the exception of the
(i) MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio,
MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio, MetLife
Moderate Strategy Portfolio, (the "Asset Allocation Portfolios"); (ii) American
Funds Moderate Allocation Portfolio, American Funds Balanced Allocation
Portfolio and American Funds Growth Allocation Portfolio (the "American Funds
Allocation Portfolios"); (iii) American Funds Bond Portfolio, American Funds
Growth Portfolio and American Funds International Portfolio (the "American Funds
Master-Feeder Portfolios"); and (iv) Met/Franklin Templeton Founding Strategy
Portfolio (the "Founding Strategy Portfolio"), where MIA is responsible for portfolio management.

         The Trust has delegated proxy voting responsibility to MIA. Because MIA views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibility with respect to each portfolio, other than the Asset Allocation Portfolios, American
Funds Allocation Portfolios, American Funds Master-Feeder Portfolios and the
Founding Strategy Portfolio, to the applicable Adviser. The primary focus of the
Trust's proxy voting program, therefore, is to seek to ensure that the Advisers have adequate proxy voting policies and procedures in place and to monitor each
Adviser's proxy voting. These policies and procedures may be amended from time to time based on experience, new portfolios, as well as changing environments, especially as new and/or differing laws and regulations are promulgated.

Manager's Due Diligence and Compliance Program

         As part of its ongoing due diligence and compliance responsibilities,
MIA will seek to ensure that each Adviser maintains proxy voting policies and procedures that are reasonably designed to comply with applicable laws and regulations. MIA will review each Adviser's proxy voting policies and procedures
(including any proxy voting guidelines) in connection with the initial selection of the Adviser to manage a portfolio and on at least an annual basis thereafter.

         MIA serves as the sole investment adviser to the Asset Allocation
Portfolios (each, a "Fund of Funds"), each of which invests in other portfolios of the Trust and/or portfolios of the Metropolitan Series Fund, Inc. (the
"Underlying Portfolios"). MIA will vote proxies relating to shares of an
Underlying Portfolio held by a Fund of Funds in the same proportion as the vote of the other contract owners of the Underlying Portfolio with respect to a particular proposal.

         MIA serves as the sole investment adviser to the American Funds
Allocation Portfolios, (each a "Fund of Funds"), each of which invest in other portfolios of the American Funds Insurance Series (collectively, the "American
Funds Underlying Portfolios"). MIA will vote proxies relating to shares of an
American Funds Underlying Portfolio held by the Fund of Funds in the same proportion as the vote of the other contract owners of the American Funds
Underlying Portfolio with respect to a particular proposal.

         MIA serves as the sole investment adviser to the Founding Strategy
Portfolio, (a "Fund of Funds") that invests its assets equally among the
Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and
Met/Franklin Growth Portfolio (together, the "Founding Strategy Underlying
Portfolios"). MIA will vote proxies relating to shares of a Founding Strategy
Underlying Portfolio held by the Fund of Funds in the same proportion as the vote of the other contract owners of the Founding Strategy Underlying Portfolio with respect to a particular proposal.

         MIA serves as the sole investment adviser to the American Funds
Master-Feeder Portfolios, (each a "Feeder Fund"), each of which invests its assets in a series of the American Funds Insurance Series (collectively, the
"Master Funds"). MIA will vote proxies relating to the shares of the Master
Funds held by each Feeder Fund in the same proportion as the vote of all other shareholders of the Master Fund.

Advisers' Proxy Voting Policies and Procedures

         Each Adviser will be required to maintain proxy voting policies and procedures that satisfy the following elements:

         Written Policies and Procedures: The Adviser must maintain written proxy voting policies and procedures in accordance with applicable laws and regulations and must provide to the Trust and MIA upon request, copies of such policies and procedures.

         Fiduciary Duty: The Adviser's policies and procedures must be reasonably designed to ensure that the Adviser votes client securities in the best interest of its clients.

         Conflicts of Interest: The Adviser's policies and procedures must include appropriate procedures to identify and resolve as necessary all material proxy-related conflicts of interest between the Adviser
         (including its affiliates) and its clients before voting client proxies.

         Voting Guidelines: The Adviser's policies and procedures must address with reasonable specificity how the Adviser will vote proxies, or what factors it will take into account, when voting on particular types of matters, e.g., corporate governance proposals, compensation issues and matters involving social or corporate responsibility.

         Monitoring Proxy Voting: The Adviser must have an established system and/or process that is reasonably designed to ensure that proxies are voted on behalf of its clients in a timely and efficient manner.

         Record Retention and Inspection: The Adviser must have an established system for creating and retaining all appropriate documentation relating to its proxy voting activities as required by applicable laws and regulations. The Adviser must provide to the Trust and MIA such information and records with respect to proxies relating to the Trust's portfolio securities as required by law and as the Trust or MIA may reasonably request.

Disclosure of Trust's Proxy Voting Policies and Procedures and Voting Record

         MIA on behalf of the Trust will take reasonable steps as necessary to seek to ensure that the Trust complies with all applicable laws and regulations relating to disclosure of the Trust's proxy voting policies and procedures and its proxy voting record. MIA (including, at its option, through third-party service providers) will maintain a system that is reasonably designed to ensure that the actual proxy voting record of MIA and the Advisers with respect to the
Trust's portfolio securities are collected, processed and filed with the
Securities and Exchange Commission and delivered to the Trust's shareholders, as applicable, in a timely and efficient manner and as required by applicable laws and regulations.

I. Reports to Trust's Board of Trustees.

         MIA will periodically (but not less frequently than annually) report to the Board of Trustees with respect to the Trust's implementation of its proxy voting program, including summary information with respect to the proxy voting record of MIA and the Advisers with respect to the Trust's portfolio securities and any other information requested by the Board of Trustees.

ADOPTED: November 19, 2003
REVISED: December 31, 2005

                              APPENDIX D

                            Portfolio Managers

     The Subadvisers have provided the Trust with the following information regarding each Portfolio's portfolio managers identified in the Trust's
Prospectus.  The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2009 within each of three categories:
(A) registered investment companies, (B) other pooled investment vehicles, and
(C) other accounts; as well as the total assets in the accounts managed within each category.  For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.  Below each table, the Subadvisers have provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other.  The Subadvisers have also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of
December 31, 2009.  Other than as set forth below, as of December 31, 2009, no portfolio manager identified in the Prospectus beneficially owned equity securities of any Portfolio for which he or she serves as portfolio manager.

Met/AIM  Small  Cap  Growth  Portfolio
--------------------------------------

Other Accounts Managed

                                                                                                 ACCOUNTS WITH RESPECT TO
                                                                                                 WHICH THE ADVISORY FEE IS
                                                                                                 BASED ON THE PERFORMANCE
                                                 OTHER ACCOUNTS MANAGED                               OF THE ACCOUNT
                    -------------------------------------------------------------------  ---------------------------------------
                                                                                                 NUMBER OF
                                                       NUMBER OF                                 ACCOUNTS           TOTAL ASSETS
NAME OF PORTFOLIO                                     ACCOUNTS IN    TOTAL ASSETS IN                IN              IN ACCOUNTS
MANAGER                   CATEGORY OF ACCOUNT          CATEGORY    ACCOUNTS IN CATEGORY          CATEGORY           IN CATEGORY
------------------  --------------------------------  -----------  --------------------  -------------------------  ------------

Juliet Ellis        Registered Investment Companies
------------------  --------------------------------
                    Other Pooled Investment Vehicles
                    --------------------------------
                    Other Accounts
                    --------------------------------
Juan R. Hartsfield  Registered Investment Companies
------------------  --------------------------------
                    Other Pooled Investment Vehicles
                    --------------------------------
                    Other Accounts
                    --------------------------------
Clay Manley         Registered Investment Companies
------------------  --------------------------------
                    Other Pooled Investment Vehicles
                    --------------------------------
                    Other Accounts
                    --------------------------------

Material Conflicts of Interest

     Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other  account.  More  specifically,

portfolio  managers  who  manage  multiple  funds  and /or other accounts may be presented  with  one  or  more  of  the  following  potential  conflicts:

     -    The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. Invesco Aim seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

     -    If a portfolio manager identifies a limited investment
          opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Invesco Aim and the funds have adopted procedures for allocating portfolio transactions across multiple accounts.

     -    With respect to securities transactions for the funds, Invesco
          Aim determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which
          Invesco Aim or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Invesco Aim may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts.
          Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.

     -    Finally, the appearance of a conflict of interest may arise where
          Invesco Aim has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager as day-to-day management responsibilities.

     Invesco  Aim and the funds have adopted certain compliance procedures which are  designed  to  address  these  types  of  conflicts.  However,  there  is no guarantee  that  such procedures will detect each and every situation in which a conflict  arises.

Compensation

     Invesco Aim seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals.
Portfolio managers receive a base salary, an incentive bonus opportunity and, an equity compensation opportunity.  Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive fund performance.  Invesco Aim evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

     -    BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, Invesco Aim's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

     -    ANNUAL BONUS. The portfolio managers are eligible, along with other employees of Invesco Aim, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco reviews and approves the amount of the bonus pool available for Invesco Aim. The
          Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

     -    High investment performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry
          (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

     Each portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager as described in Table 1 below.

Table  1

SUB-ADVISOR    PERFORMANCE TIME PERIODi
-------------  ---------------------------------------------------------------
Invesco Aim11  One-, Three- and Five-year performance against Fund peer group.
-------------  ---------------------------------------------------------------
(i) Rolling time periods based on calendar year end.

(ii) Portfolio Managers may be granted a short-term award that vests on a pro-rata basis over a three year period and final payments are based on the performance of eligible funds selected by the manager at the time the award is granted.

     -    EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of
          Invesco stock from pools determined from time to time by the
          Compensation Committee of the Invesco Board of Directors. Awards of
          equity-based compensation typically vest over time, so as to create incentives to retain key talent.
     -    Portfolio managers also participate in benefit plans and programs available generally to all employees.

Ownership of Securities

PORTFOLIO                $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER          NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
---------------  ----  -------  --------  --------  ---------  ----------  ----------

Juliet Ellis
---------------
Juan Hartsfield
---------------
Clay Manley
---------------
______________________
----------------------

------
Batterymarch Growth and Income Portfolio
----------------------------------------

Other Accounts Managed

                                                                                                          ACCOUNTS WITH
                                                                                                         RESPECT TO WHICH
                                                                                                           THE ADVISORY
                                                                                                        FEE IS BASED ON THE
                                                                                                            PERFORMANCE
                                                        OTHER ACCOUNTS MANAGED                            OF THE ACCOUNT
                            ----------------------------------------------------------------  ------------------------------------
                                                               NUMBER
                                                                 OF                                NUMBER OF
                                                              ACCOUNTS                             ACCOUNTS        TOTAL ASSETS IN
NAME OF PORTFOLIO                                                IN       TOTAL ASSETS IN             IN             ACCOUNTS IN
MANAGER                           CATEGORY OF ACCOUNT         CATEGORY  ACCOUNTS IN CATEGORY       CATEGORY           CATEGORY
--------------------------  --------------------------------  --------  --------------------  -------------------  ---------------

Yu-Nien (Charles) Ko, CFA   Registered Investment Companies
--------------------------  --------------------------------
                            Other Pooled Investment Vehicles
                            --------------------------------
                            Other Accounts
                            --------------------------------
Stephen A. Lanzendorf, CFA  Registered Investment Companies
--------------------------  --------------------------------
                            Other Pooled Investment Vehicles
                            --------------------------------
                            Other Accounts
                            --------------------------------

Material Conflicts of Interest

     Actual or potential conflicts may arise in managing the Portfolio in conjunction with the portfolios of Batterymarch's other clients. A brief description of some of the potential conflicts of interest and compliance factors that may arise as a result is included below. We do not believe any of these potential conflicts of interest and compliance factors pose significant risk to the Portfolio.

     Although Batterymarch believes that its compliance policies and procedures are appropriate to prevent or eliminate many potential conflicts of interest between Batterymarch, its related persons and clients, clients should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that Batterymarch has not identified in the summary below.

Allocation of Limited Investment Opportunities
----------------------------------------------

     If an investment team identifies a limited investment opportunity
(including initial public offerings) that may be suitable for multiple client accounts, the Portfolio may not be able to take full advantage of that opportunity due to liquidity constraints or other factors.  Batterymarch has adopted policies and procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts.

     Although Batterymarch strives to ensure that client accounts managed under similar investment mandates have similar portfolio characteristics, Batterymarch does not "clone" client accounts (i.e., assemble multiple client accounts with identical portfolios of securities). As a result, the portfolio of securities held in any single client account may perform better or worse than the portfolio of securities held in another similarly managed client account.

Allocation of Partially-Filled Transactions in Securities
---------------------------------------------------------

     Batterymarch often aggregates for execution as a single transaction orders for the purchase or sale of a particular security for multiple client accounts.
If Batterymarch is unable to fill an aggregated order completely, but receives a partial fill, Batterymarch will typically allocate the transactions relating to the partially filled order to clients on a pro-rata basis with a minimum fill size. Batterymarch may make exceptions from this general policy from time to time based on factors such as the availability of cash, country/regional/sector allocation decisions, investment guidelines and restrictions, and the costs for minimal allocation actions.

Opposite (i.e., Contradictory) Transactions in Securities
---------------------------------------------------------

     Batterymarch provides investment advisory services for various clients and under various investment mandates and may give advice, and take action, with respect to any of those clients that may differ from the advice given, or the timing or nature of action taken, with respect to any other individual client account.

     In the course of providing advisory services, Batterymarch may simultaneously recommend the sale of a particular security for one client account while recommending the purchase of the same or a similar security for another account. This may occur for a variety of reasons. For example, in order to raise cash to handle a redemption/withdrawal from a client account,
Batterymarch may be forced to sell a security that is ranked a "buy" by its stock selection model.

     Certain Batterymarch portfolio managers that manage long-only portfolios also manage portfolios that sell securities short. As such, Batterymarch may purchase or sell a security in one or more of its long-only portfolios under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its portfolios under management that hold securities short, and certain Batterymarch client account portfolios may contain securities sold short that are simultaneously held as long positions in certain of the long-only portfolios managed by Batterymarch. The stock selection model(s), risk controls and portfolio construction rules used by Batterymarch to manage its clients' long-only portfolios may differ from the model and rules that are used to manage client account portfolios that hold securities short.
Because different stock selection models, risk controls and portfolio construction rules are used, it is possible that the same or similar securities may be ranked differently for different mandates and that the timing of trading in such securities may differ.

     Batterymarch has created certain compliance policies and procedures designed to minimize harm from such contradictory activities/events.

Selection of Brokers/Dealers
----------------------------

     In selecting a broker or dealer, Batterymarch may choose a broker whose commission rate is in excess of that which another broker might have charged for the same transaction, based upon Batterymarch's judgment of that broker's superior execution capabilities and/or as a result of Batterymarch's perceived value of the broker's research services. Although Batterymarch does not participate in any traditional soft dollar arrangements whereby a broker purchases research from a third party on Batterymarch's behalf, Batterymarch does receive proprietary research services from brokers. Batterymarch generally seeks to achieve trade executions with brokers of the highest quality and at the lowest possible cost, although there can be no assurance that this objective will always be achieved. Batterymarch does not enter into any arrangements with brokers, formal or otherwise, regarding order flow as a result of research received. Clients should consider that there is a potential conflict of interest between their interests in obtaining best execution and an investment adviser's receipt of research from brokers selected by the investment adviser for trade executions. The proprietary research services which

Batterymarch obtains from brokers may be used to service all of Batterymarch's clients and not just those clients paying commissions to brokers providing those research services, and not all proprietary research may be used by Batterymarch for the benefit of the one or more client accounts which paid commissions to a broker providing such research.

Personal Securities Transactions
--------------------------------

     Batterymarch allows its employees to trade in securities that it recommends to advisory clients, including the Portfolio. Batterymarch's supervised persons
(to the extent not prohibited by Batterymarch's Code of Ethics) might buy, hold or sell securities or investment products (including interests in partnerships and investment companies) at or about the same time that Batterymarch is purchasing, holding or selling the same or similar securities or investment products for client account portfolios and the actions taken by such persons on a personal basis may be, or may be deemed to be, inconsistent with the actions taken by Batterymarch for its client accounts.  Clients should understand that these activities might create a conflict of interest between Batterymarch, its supervised persons and its clients.

     Batterymarch employees may also invest in mutual funds, including the
Portfolio, which are managed by Batterymarch. This may result in a potential conflict of interest since Batterymarch employees have knowledge of such funds'
investment holdings, which is non-public information.

     To address this, Batterymarch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including shareholders' interests in the Portfolio).

     Batterymarch and certain Batterymarch employees may also have ownership interests in certain other client accounts managed by Batterymarch, including pooled investment vehicles, that invest in long and short positions. Firm and employee ownership of such accounts may create additional potential conflicts of interest for Batterymarch.

Compensation

     Compensation for investment professionals includes a combination of base salary, annual bonus and long-term incentive compensation, as well as generous benefits package made available to all Batterymarch employees on a non-discretionary basis. Specifically, the package includes:

     -    competitive base salaries;
     -    individual performance-based bonuses based on the investment professionals' added value to the portfolios for which they are responsible measured on a one-, three- and five-year basis versus benchmarks and peer universes as well as their contributions to research, client service and new business development;
     -    corporate profit-sharing; and
     -    a non-qualified deferred compensation plan that has a
          cliff-vesting provision with annual contributions. In order for an employee to receive any contribution, they must remain employed for at least 31 months after the initial award.

     Portfolio manager compensation is not tied to, nor increased or decreased as the direct result of, any performance fees that may be earned by
Batterymarch. As noted above, compensation is not impacted by the investment performance of any one client account; all performance analysis is reviewed on an aggregate product basis. Portfolio managers do not receive a percentage of the revenue earned on any of Batterymarch's client portfolios.

Ownership of Securities

PORTFOLIO                                     $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER                     NONE  $1-$10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
--------------------------  ----  ----------  --------  --------  ---------  ----------  ----------

Yu-Nien (Charles) Ko, CFA
--------------------------
Stephen A. Lanzendorf, CFA
--------------------------

BlackRock High Yield Portfolio
------------------------------

Other Accounts Managed

                                                                                            ACCOUNTS WITH
                                                                                           RESPECT TO WHICH
                                                                                           THE ADVISORY FEE
                                                                                           IS BASED ON THE
                                                                                            PERFORMANCE OF
                                        OTHER ACCOUNTS MANAGED                                THE ACCOUNT
                   --------------------------------------------------------------  --------------------------------
                                                      NUMBER OF   TOTAL ASSETS IN     NUMBER OF       TOTAL ASSETS
NAME OF PORTFOLIO                                    ACCOUNTS IN    ACCOUNTS IN      ACCOUNTS IN     IN ACCOUNTS IN
MANAGER                  CATEGORY OF ACCOUNT          CATEGORY       CATEGORY          CATEGORY         CATEGORY
-----------------  --------------------------------  -----------  ---------------  ----------------  --------------

Kevin Booth        Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Mitchell Garfin    Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Derek Schoenhofen  Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------

Material Conflicts of Interest

     BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless,
BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts
(including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio.  In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio.  BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than

those recommended to the Portfolio by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock's (or its affiliates' or significant shareholders') officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information.  Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund.  In this connection, it should be noted that Messrs. Booth and Keenan currently manage certain accounts that are subject to performance fees.  In addition, Mr. Keenan assists in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred.  Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

     As  a  fiduciary,  BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than  one  account, the trades must be allocated in a manner consistent with its fiduciary  duties.  BlackRock  attempts  to  allocate  investments in a fair and equitable  manner  among client accounts, with no account receiving preferential treatment.  To  this  end,  BlackRock  has  adopted a policy that is intended to ensure  that  investment  opportunities are allocated fairly and equitably among client  accounts  over  time.  This  policy  also  seeks  to  achieve reasonable efficiency  in  client  transactions  and  provide  BlackRock  with  sufficient flexibility  to  allocate  investments  in  a manner that is consistent with the particular  investment  discipline  and  client  base.
PORTFOLIO MANAGER COMPENSATION OVERVIEW

     BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by
BlackRock such as its Long-Term Retention and Incentive Plan and Restricted
Stock Program.

BASE COMPENSATION.  Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

DISCRETIONARY INCENTIVE COMPENSATION
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock.  In most cases, including for the portfolio managers of the Portfolio, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolio or other accounts managed by the portfolio managers are measured.  BlackRock's Chief
Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated.  With respect to the portfolio managers, such benchmarks for the Portfolio include a combination of market-based indices (e.g., The Barclays Capital U.S. Corporate High Yield 2%
Issuer Cap Index), certain customized indices and certain fund industry peer groups.

BlackRock's Chief Investment Officers make a subjective determination with respect to the portfolio manager's compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above.  Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

DISTRIBUTION OF DISCRETIONARY INCENTIVE COMPENSATION

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years.  The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock.  Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.  Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on BlackRock's ability to sustain and improve its performance over future periods.

     Long-Term Retention and Incentive Plan ("LTIP") - The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock.
Beginning in 2006, awards are granted under the LTIP in the form of BlackRock,
Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc.
common stock. Messrs. Booth and Keenan have each received awards under the LTIP.

     Deferred Compensation Program - A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm's investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Booth and Keenan have each participated in the deferred compensation program.

OTHER COMPENSATION BENEFITS.  In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

     Incentive Savings Plans - BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan
(RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income.  The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio.  The ESPP allows for investment in BlackRock common stock at a 5%
discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000.  Messrs. Booth and Keenan are each eligible to participate in these plans.

Ownership of Securities

PORTFOLIO                  $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER            NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
-----------------  ----  -------  --------  --------  ---------  ----------  ----------

Kevin Booth
-----------------
Mitchell Garfin
-----------------
Derek Schoenhofen
-----------------

                                      D-10

------
BlackRock Large Cap Core Portfolio
----------------------------------

Other Accounts Managed

                                                                                            ACCOUNTS WITH
                                                                                           RESPECT TO WHICH
                                                                                           THE ADVISORY FEE
                                                                                             IS BASED ON
                                                                                           THE PERFORMANCE
                                        OTHER ACCOUNTS MANAGED                              OF THE ACCOUNT
                   --------------------------------------------------------------  --------------------------------
                                                      NUMBER OF   TOTAL ASSETS IN     NUMBER OF       TOTAL ASSETS
NAME OF PORTFOLIO                                    ACCOUNTS IN    ACCOUNTS IN      ACCOUNTS IN     IN ACCOUNTS IN
MANAGER                  CATEGORY OF ACCOUNT          CATEGORY       CATEGORY          CATEGORY         CATEGORY
-----------------  --------------------------------  -----------  ---------------  ----------------  --------------

Robert C. Doll     Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Daniel Hanson      Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------

Material Conflicts of Interest

     BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless,
BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts
(including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio.  In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio.  BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the
Portfolio by BlackRock with respect to the same securities.  Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock's (or its affiliates' or significant shareholders') officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information.
Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund.  In this connection, it should be noted that Messrs. Doll and Hanson currently manage certain accounts that are subject to performance fees.  In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred.  Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

     As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly.  When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a

                                      D-11

manner consistent with its fiduciary duties.  BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time.  This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

PORTFOLIO MANAGER COMPENSATION OVERVIEW

     BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by
BlackRock such as its Long-Term Retention and Incentive Plan.

     Due to Mr. Doll's unique position (as Portfolio Manager, Vice Chairman and
Director of BlackRock, Inc., Global Chief Investment Officer for Equities,
Chairman of the BlackRock Retail Operating Committee, and member of the
BlackRock Executive Committee), his compensation does not solely reflect his role as portfolio manager of the funds managed by him. The performance of his fund(s) is included in the determination of his incentive compensation but, given his multiple roles and the various compensation components, the performance of his fund(s) is not the primary driver of his compensation.

BASE COMPENSATION.  Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

DISCRETIONARY INCENTIVE COMPENSATION
Discretionary incentive compensation is based on a formulaic compensation program.  BlackRock's formulaic portfolio manager compensation program includes:
pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager's tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Portfolio, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolio or other accounts managed by the portfolio managers are measured.  BlackRock's Chief
Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated.  With respect to the portfolio managers, such benchmarks for the Portfolio include the Lipper
Multi-Cap Core Funds classification.

Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

                                      D-12

DISTRIBUTION OF DISCRETIONARY INCENTIVE COMPENSATION

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years.  The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock.  Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.  Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on BlackRock's ability to sustain and improve its performance over future periods.

     Long-Term Retention and Incentive Plan ("LTIP") - The LTIP is a long-term incentive plan that seeks to reward certain key employees. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Doll and Hanson have each received awards under the LTIP.

     Deferred  Compensation  Program  -  A  portion  of the compensation paid to eligible  BlackRock  employees  may be voluntarily deferred into an account that tracks  the  performance  of  certain  of  the  firm's investment products. Each participant  in  the  deferred compensation program is permitted to allocate his deferred  amounts  among the various investment options. Messrs. Doll and Hanson have  each  participated  in  the  deferred  compensation  program.

OTHER COMPENSATION BENEFITS.  In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

     Incentive Savings Plans - BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan
(RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income.  The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio.  The ESPP allows for investment in BlackRock common stock at a 5%
discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000.  Messrs. Doll and Hanson are each eligible to participate in these plans.

Ownership of Securities

PORTFOLIO               $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER         NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
--------------  ----  -------  --------  --------  ---------  ----------  ----------

Robert C. Doll
--------------
Daniel Hanson
--------------

                                      D-13

------
Clarion Global Real Estate Portfolio
------------------------------------

Other Accounts Managed

                                                                                              ACCOUNTS WITH
                                                                                             RESPECT TO WHICH
                                                                                             THE ADVISORY FEE
                                                                                             IS BASED ON THE
                                                                                              PERFORMANCE OF
                                        OTHER ACCOUNTS MANAGED                                 THE ACCOUNT
                    ---------------------------------------------------------------  ---------------------------------
                                                                   TOTAL ASSETS IN                      TOTAL ASSETS
                                                       NUMBER OF     ACCOUNTS IN        NUMBER OF      IN ACCOUNTS IN
NAME OF PORTFOLIO                                     ACCOUNTS IN    CATEGORY (IN      ACCOUNTS IN      CATEGORY (IN
MANAGER                   CATEGORY OF ACCOUNT          CATEGORY       MILLIONS)          CATEGORY         MILLIONS)
------------------  --------------------------------  -----------  ----------------  ----------------  ---------------

T. Ritson Ferguson  Registered Investment Companies
------------------  --------------------------------
                    Other Pooled Investment Vehicles
                    --------------------------------
                    Other Accounts
                    --------------------------------
Steven D. Burton    Registered Investment Companies
------------------  --------------------------------
                    Other Pooled Investment Vehicles
                    --------------------------------
                    Other Accounts
                    --------------------------------
Joseph P. Smith     Registered Investment Companies
------------------  --------------------------------
                    Other Pooled Investment Vehicles
                    --------------------------------
                    Other Accounts
                    --------------------------------

Potential Material Conflicts of Interest
----------------------------------------

     A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Portfolio.  These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds.  Potential conflicts may arise out of the implementation of differing investment strategies for a portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

     A potential conflict of interest may arise as a result of a portfolio manager's responsibility for multiple accounts with similar investment guidelines.  Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity.  Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

     A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

                                      D-14

     A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

     ING CRES recognizes the duty of loyalty it owes to its clients and has established and implemented certain policies and procedures designed to control and mitigate conflicts of interest arising from the execution of a variety of portfolio management and trading strategies across the firm's diverse client base.  Such policies and procedures include, but are not limited to, (i)
investment process, portfolio management and trade allocation procedures (ii)
procedures regarding short sales in securities recommended for other clients;
and (iii) procedures regarding personal trading by the firm's employees
(contained in the Code of Ethics).

Compensation

     There are three pieces of compensation for portfolio managers - base salary, annual bonus and deferred compensation awards. Base salary is reviewed annually and fixed for each year at market competitive levels. Variable bonus and deferred compensation awards are made annually and are based upon individual achievement, over each annual period, of performance objectives established at the beginning of the period. Portfolio managers' objectives include targets for gross performance above specific benchmarks for all portfolios they manage, including the Portfolio. With respect to the Portfolio, such benchmarks include the Morgan Stanley U.S. REIT Index and the Dow Jones Wilshire Real Estate
Securities Index. Compensation is not based on the level of Portfolio assets. .
Ownership of Securities

PORTFOLIO                   $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER             NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
------------------  ----  -------  --------  --------  ---------  ----------  ----------

T. Ritson Ferguson
------------------
Steven D. Burton
------------------
Joseph P. Smith
------------------

Dreman Small Cap Value Portfolio
--------------------------------

Other Accounts Managed

                                                                                                ACCOUNTS WITH
                                                                                               RESPECT TO WHICH
                                                                                               THE ADVISORY FEE
                                                                                               IS BASED ON THE
                                                                                                PERFORMANCE OF
                                        OTHER ACCOUNTS MANAGED                                   THE ACCOUNT
                       --------------------------------------------------------------  --------------------------------
                                                          NUMBER OF   TOTAL ASSETS IN     NUMBER OF       TOTAL ASSETS
NAME OF PORTFOLIO                                        ACCOUNTS IN    ACCOUNTS IN      ACCOUNTS IN     IN ACCOUNTS IN
MANAGER                      CATEGORY OF ACCOUNT          CATEGORY       CATEGORY          CATEGORY         CATEGORY
---------------------  --------------------------------  -----------  ---------------  ----------------  --------------

David N. Dreman        Registered Investment Companies
---------------------  --------------------------------
                       Other Pooled Investment Vehicles
                       --------------------------------
                       Other Accounts
                       --------------------------------
E. Clifton Hoover Jr.  Registered Investment Companies
---------------------  --------------------------------
                       Other Pooled Investment Vehicles
                       --------------------------------
                       Other Accounts
                       --------------------------------
Mark Roach             Registered Investment Companies
---------------------  --------------------------------
                       Other Pooled Investment Vehicles
                       --------------------------------
                       Other Accounts
                       --------------------------------

                                      D-15

Material Conflicts of Interest

     In addition to managing the assets of the Portfolio, the portfolio manager may manage other client accounts of the subadviser. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies other than the Portfolio, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the
Portfolio's most recent fiscal year end.

Compensation

     The Portfolio has been advised that Dreman has implemented a highly competitive compensation plan which seeks to attract and retain exceptional investment professionals who have demonstrated that they can consistently outperform their respective fund's benchmark. The compensation plan is comprised of both a fixed component and a variable component.  The variable component is determined by assessing the investment professional's performance measured utilizing both quantitative and qualitative factors.

     Dreman's investment professionals are each paid a fixed base salary that is determined based on their job function and responsibilities.  The base salary is deemed to be competitive with the marketplace and specifically with salaries in the financial services industry by utilizing various salary surveys compiled for the financial services industry specifically investment advisory firms.  The variable component of Dreman's compensation plan which takes the form of a cash bonus combined with employee retention bonus units payable over time is designed to reward and retain investment professionals including portfolio managers and research analysts for their contributions to the Portfolio's performance relative to its benchmark.

     Investment professionals may also receive equity in the form of units or fractional units of membership interest in Dreman or they may receive employee retention bonus units which enable them to participate in the growth of the firm.  Investment professionals also participate in Dreman's profit sharing plan, a defined contribution plan that allows Dreman to contribute up to twenty percent of an employee's total compensation, subject to various regulatory limitations, to each employee's profit sharing account.  Dreman maintains both a qualified and non-qualified profit sharing plan which benefits employees of the firm including both portfolio managers and research analysts.  Contributions to
Dreman's profit sharing plan vest over a specified term.  Finally all employees of Dreman, including investment professionals receive additional fringe benefits in the form of subsidized medical, dental, vision, group-term, and life insurance coverage.

     The basis for determining the variable component of an investment professional's total compensation is determined through a subjective process which evaluates an investment professional performance against several quantitative and qualitative factors including the following:

                                      D-16

Quantitative factors:

     (i)  Relative ranking of the Portfolio's performance against its peers in the one, three and five year pre-tax investment performance categories. The Portfolio's performance is evaluated against peers in its fund category and performance is ranked from one to four on a declining scale depending on the quartile in which the portfolio manager's absolute performance falls. The portfolio manager is rewarded on a graduated scale for outperforming relative to his peers.

     (ii) Relative performance of the Portfolio's performance against the pre-determined indices for the product strategy against which the
          Portfolio's performance is measured. The portfolio manager is rewarded on a graduated scale for outperforming relative to the Portfolio's benchmark index.

     (iii)Performance of the Portfolio's portfolio measured through attribution analysis models which analyzes the portfolio manager's contribution from both an asset allocation or sector allocation perspective and security selection perspective. This factor evaluates how the investment professional performs in linking performance with the client's investment objective including investment parameters and risk and return objectives. This factor may include some qualitative characteristics.

Qualitative factors:

          (i)  Ability to work well with other members of the investment professional team and mentor junior members.

          (ii) Contributions to the organizational overall success with new product strategies.

          (iii)Other factors such as contributing to the team in a
               leadership role and by being responsive to requests for
               assistance.

Ownership of Securities

PORTFOLIO                       $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER                 NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
----------------------  ----  -------  --------  --------  ---------  ----------  ----------

David Dreman
----------------------
E. Clifton Hoover, Jr.
----------------------
Mark Roach
----------------------

Met/Franklin Income Portfolio
-----------------------------

Other Accounts Managed

                                      D-17

                                                                                               ACCOUNTS WITH
                                                                                              RESPECT TO WHICH
                                                                                              THE ADVISORY FEE
                                                                                              IS BASED ON THE
                                                                                               PERFORMANCE OF
                                                   OTHER ACCOUNTS MANAGED                       THE ACCOUNT
                      --------------------------------------------------------------  --------------------------------
                                                         NUMBER OF   TOTAL ASSETS IN     NUMBER OF       TOTAL ASSETS
NAME OF PORTFOLIO                                       ACCOUNTS IN    ACCOUNTS IN      ACCOUNTS IN     IN ACCOUNTS IN
MANAGER                     CATEGORY OF ACCOUNT          CATEGORY       CATEGORY          CATEGORY         CATEGORY
--------------------  --------------------------------  -----------  ---------------  ----------------  --------------

Edward D. Perks, CFA  Registered Investment Companies
--------------------  --------------------------------
                      Other Pooled Investment Vehicles
                      --------------------------------
                      Other Accounts
                      --------------------------------
Charles B. Johnson    Registered Investment Companies
--------------------  --------------------------------
                      Other Pooled Investment Vehicles
                      --------------------------------
                      Other Accounts
                      --------------------------------
Alex Peters           Registered Investment Companies
--------------------  --------------------------------
                      Other Pooled Investment Vehicles
                      --------------------------------
                      Other Accounts
                      --------------------------------
Matthew Quinlan       Registered Investment Companies
--------------------  --------------------------------
                      Other Pooled Investment Vehicles
                      --------------------------------
                      Other Accounts
                      --------------------------------

Material Conflicts of Interest

     The management of multiple funds, including the Portfolio, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Portfolio.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the
Portfolio. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the
Portfolio may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

     The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

     Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

                                      D-18

     The manager and the Portfolio have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation

     The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.
Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

     Base salary - Each portfolio manager is paid a base salary.
     -----------

     Annual bonus - Annual bonuses are structured to align the interests of the
     ------------
     portfolio manager with those of the Portfolio's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin
     Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin
     Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Portfolio shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the
     Portfolio, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

     -    Investment performance. Primary consideration is given to the historic investment performance of all accounts managed by the portfolio manager over the 1, 3 and 5 preceding years measured against risk benchmarks developed by the fixed income management team. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

     -    Non-investment performance. The more qualitative contributions of the portfolio manager to the manager's business and the investment management team, including business knowledge, productivity, customer service, creativity, and contribution to team goals, are evaluated in determining the amount of any bonus award.

     -    Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

     ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

                                      D-19

Ownership of Securities

PORTFOLIO                     $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER               NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
--------------------  ----  -------  --------  --------  ---------  ----------  ----------

Edward D. Perks, CFA
--------------------
Charles B. Johnson
--------------------
Alex Peters
--------------------
Matthew Quinlan
--------------------

Met/Franklin Mutual Shares Portfolio
------------------------------------

Other Accounts Managed

                                                                                                 ACCOUNTS WITH
                                                                                                RESPECT TO WHICH
                                                                                                THE ADVISORY FEE
                                                                                                IS BASED ON THE
                                                                                                 PERFORMANCE OF
                                             OTHER ACCOUNTS MANAGED                               THE ACCOUNT
                        --------------------------------------------------------------  --------------------------------
                                                           NUMBER OF   TOTAL ASSETS IN     NUMBER OF       TOTAL ASSETS
NAME OF PORTFOLIO                                         ACCOUNTS IN    ACCOUNTS IN      ACCOUNTS IN     IN ACCOUNTS IN
MANAGER                       CATEGORY OF ACCOUNT          CATEGORY       CATEGORY          CATEGORY         CATEGORY
----------------------  --------------------------------  -----------  ---------------  ----------------  --------------

Peter A. Langerman      Registered Investment Companies
----------------------  --------------------------------
                        Other Pooled Investment Vehicles
                        --------------------------------
                        Other Accounts
                        --------------------------------
F. David Segal, CFA     Registered Investment Companies
----------------------  --------------------------------
                        Other Pooled Investment Vehicles
                        --------------------------------
                        Other Accounts
                        --------------------------------
Deborah A. Turner, CFA  Registered Investment Companies
----------------------  --------------------------------
                        Other Pooled Investment Vehicles
                        --------------------------------
                        Other Accounts
                        --------------------------------

Material Conflicts of Interest

     The management of multiple funds, including the Portfolio, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Portfolio.  Accordingly, portfolio holdings,

                                      D-20

position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.
The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the
Portfolio may outperform the securities selected for the Portfolio. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

     The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

     Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

     The manager and the Portfolio have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation

     The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.
Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

     Base salary - Each portfolio manager is paid a base salary.
     -----------

     Annual bonus - Annual bonuses are structured to align the interests of the
     ------------

     portfolio manager with those of the Portfolio's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin
     Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin
     Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Portfolio shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the
     Portfolio, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

     -    Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio

                                      D-21

          manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.
     -    Non-investment performance. The more qualitative contributions of a portfolio manager to the manager's business and the investment management team, including business knowledge, contribution to team efforts, mentoring of junior staff, and contribution to the marketing of the Portfolio, are evaluated in determining the amount of any bonus award.
     -    Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time.
     -    Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

     ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION. Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

     Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Ownership of Securities

PORTFOLIO                       $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER                 NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
----------------------  ----  -------  --------  --------  ---------  ----------  ----------

Peter A. Langerman
----------------------
F. David Segal, CFA
----------------------
Deborah A. Turner, CFA
----------------------

Goldman Sachs Mid Cap Value Portfolio
-------------------------------------

Other Accounts Managed

                                                                                            ACCOUNTS WITH
                                                                                           RESPECT TO WHICH
                                                                                           THE ADVISORY FEE
                                                                                           IS BASED ON THE
                                                                                            PERFORMANCE OF
                                         OTHER ACCOUNTS MANAGED                              THE ACCOUNT
                   --------------------------------------------------------------  ---------------------------------
                                                      NUMBER OF   TOTAL ASSETS IN     NUMBER OF      TOTAL ASSETS IN
NAME OF PORTFOLIO                                    ACCOUNTS IN    ACCOUNTS IN      ACCOUNTS IN       ACCOUNTS IN
MANAGER                  CATEGORY OF ACCOUNT          CATEGORY       CATEGORY          CATEGORY         CATEGORY
-----------------  --------------------------------  -----------  ---------------  ----------------  ---------------

Dolores Bamford    Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Andrew Braun       Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Scott Carroll      Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Sean Gallagher     Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------

                                      D-22

Material Conflicts of Interest

     Conflicts of Interest.  GSAM's portfolio managers are often responsible for managing  one  or  more  funds  as well as other accounts, including proprietary accounts,  separate  accounts  and  other  pooled  investment  vehicles, such as unregistered  hedge  funds. A portfolio manager may manage a separate account or other  pooled  investment  vehicle  which  may  have  materially  higher  fee arrangements  than  the Portfolio and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating  to  cross  trading, the allocation of investment opportunities and the aggregation  and  allocation  of  trades.

     GSAM has a fiduciary responsibility to manage all client accounts in a fair and  equitable  manner.  GSAM  seeks to provide best execution of all securities transactions  and aggregate and then allocate securities to client accounts in a fair  and timely manner. To this end, GSAM has developed policies and procedures designed  to  mitigate  and  manage the potential conflicts of interest that may arise  from  side-by-side  management.  In  addition,  GSAM has adopted policies limiting  the circumstances under which cross-trades may be effected between the
Portfolio  and  another client account. GSAM conducts periodic reviews of trades for  consistency  with  these  policies.

Compensation

     The Investment Adviser's Value Team ("Value Team") compensation package for its  portfolio  managers  is comprised of a base salary and a performance bonus.
The  performance  bonus  is  a  function  of each portfolio manager's individual performance  and  his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk  appropriately.  Compensation  is also influenced by the Value Team's total revenues  for the past year which in part is derived from advisory fees, and for certain  accounts  performance based fees. Anticipated compensation levels among competitor  firms  may  also  be  considered,  but  are  not a principal factor.

     The  performance  bonus  is  significantly  influenced  by 3 year period of investment  performance.  The  following  criteria  are  considered:

-     Individual  performance  (relative,  absolute)
-     Team  performance  (relative,  absolute)
-     Consistent  performance  that  aligns  with  clients'  objectives
-     Achievement  of  top  rankings  (relative  and  competitive)

Other  Compensation
-------------------

                                      D-23

     In  addition  to  base  salary  and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of  their  pretax  salary and bonus income into a tax-qualified retirement plan;
(ii)  a  profit  sharing  program  to  which Goldman, Sachs & Co. makes a pretax contribution;  and  (iii)  investment  opportunity  programs  in  which  certain professionals  are  eligible  to  participate  subject  to  certain  net  worth requirements.  Portfolio  managers  may  also receive grants of restricted stock units  and/or  stock  options  as  part  of  their  compensation.

     Certain  GSAM portfolio managers may also participate in the firm's Partner
Compensation  Plan,  which  covers  many  of  the  firm's  senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and  a bonus (which may be paid in cash or in the form of an equity-based award)
that  is  linked  to  Goldman  Sachs'  overall  financial  performance.

Ownership of Securities*

PORTFOLIO                $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER          NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
---------------  ----  -------  --------  --------  ---------  ----------  ----------

Dolores Bamford
---------------
Andrew Braun
---------------
Scott Carroll
---------------
Sean Gallagher
---------------

* Due to GSAM's internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of Sub-Advised Funds for which they have primary responsibility.

Harris Oakmark International Portfolio
--------------------------------------

Other Accounts Managed

                                                                                            ACCOUNTS WITH
                                                                                           RESPECT TO WHICH
                                                                                           THE ADVISORY FEE
                                                                                           IS BASED ON THE
                                                                                            PERFORMANCE OF
                                          OTHER ACCOUNTS MANAGED                             THE ACCOUNT
                   --------------------------------------------------------------  ------------------------------
                                                      NUMBER OF   TOTAL ASSETS IN     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                    ACCOUNTS IN    ACCOUNTS IN      ACCOUNTS IN     IN ACCOUNTS
MANAGER                  CATEGORY OF ACCOUNT          CATEGORY       CATEGORY          CATEGORY      IN CATEGORY
-----------------  --------------------------------  -----------  ---------------  ----------------  ------------

David G. Herro     Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Robert A. Taylor   Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------

Material Conflicts of Interest

                                      D-24

     Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Portfolio and the other accounts managed by the portfolio managers.  A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that have a different advisory fee arrangement (including any accounts that pay performance-based fees), accounts of affiliated companies, or accounts in which the portfolio manager has a personal investment.  With respect to the allocation of investment opportunities, the Adviser makes decisions to recommend, purchase, sell or hold securities for all of its client accounts, including the Portfolio, based on the specific investment objectives, guidelines, restrictions and circumstances of each account.  It is the Adviser's policy to allocate investment opportunities to each account, including the Portfolio, over a period of time on a fair and equitable basis relative to its other accounts.  With respect to the allocation of aggregated orders, each account that participates in the aggregated order will participate at the average share price, and where the order has not been completely filled, each institutional account, including the Portfolio, will generally participate on a pro rata basis.

     The Adviser has compliance policies and procedures in place that it believes are reasonably designed to mitigate these conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise.
Compensation

     David G. Herro and Robert A. Taylor are portfolio managers of the
Portfolio.  Each of the portfolio managers is an employee of Harris Associates
L.P. (the "Firm"), the adviser to the Portfolio.  The portfolio managers are compensated solely by the Firm.  Compensation for each of the portfolio managers is based on the Firm's assessment of the individual's long-term contribution to the investment success of the Firm and is structured as follows:

     (1)  Base salary. The base salary is a fixed amount, and each portfolio manager receives the same base salary.

     (2)  Participation in a discretionary bonus pool. A discretionary bonus pool for each of the Firm's domestic and international investment groups is divided among the senior level employees of each group and is paid annually.

     (3)  Participation in a long-term compensation plan that provides current compensation to certain key employees of the Firm and deferred compensation to both current and former key employees. The compensation plan consists of bonus units awarded to participants that vest and pay out over a period of time.

     The determination of the amount of each portfolio manager's participation in the discretionary bonus pool and the long-term compensation plan is based on a variety of qualitative and quantitative factors.  The factor given the most significant weight is the subjective assessment of the individual's contribution to the overall investment results of the Firm's domestic or international investment group, whether as a portfolio manager, a research analyst, or both.

     The quantitative factors considered in evaluating the contribution of a portfolio manager include the performance of the portfolios managed by that individual relative to benchmarks, peers and other portfolio managers, as well as the assets under management in the accounts managed by the portfolio manager.
The portfolio managers' compensation is not based solely on an evaluation of the performance of the funds or the amount of fund assets.  Performance is measured in a number of ways, including by accounts and by strategy, and is compared to one or more of the following benchmarks: S&P500, Russell Mid-Cap Value, Russell
1000 Value, Lipper Balanced, 60/40 S&P/Lehman (60% S&P500 and 40% Lehman Bond
Index), Morgan Stanley Capital International ("MSCI") World Index, MCSI World
ex-

                                      D-25

U.S. Index and the Firm's approved lists of stocks, depending on whether the portfolio manager manages accounts in the particular strategy to which these benchmarks would be applicable.  Performance is measured over shorter- and longer-term periods, including one year, three years, five years, ten years, since a fund's inception or since a portfolio manager has been managing a fund, as applicable.  Performance is measured on a pre-tax and after-tax basis to the extent such information is available.

     If a portfolio manager also serves as a research analyst, then his compensation is also based on the contribution made to the Firm in that role.
The specific quantitative and qualitative factors considered in evaluating a research analyst's contributions include, among other things, new investment ideas, the performance of investment ideas covered by the analyst during the current year as well as over longer-term periods, the portfolio impact of the analyst's investment ideas, other contributions to the research process, and an assessment of the quality of analytical work.  In addition, an individual's other contributions to the Firm, such as a role in investment thought leadership and management, are taken into account in the overall compensation process.

Ownership of Securities

PORTFOLIO                 $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER           NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
----------------  ----  -------  --------  --------  ---------  ----------  ----------

David G. Herro
----------------
Robert A. Taylor
----------------

Janus Forty Portfolio
---------------------

Other Accounts Managed

                                                                                         ACCOUNTS WITH
                                                                                        RESPECT TO WHICH
                                                                                        THE ADVISORY FEE
                                                                                        IS BASED ON THE
                                                                                         PERFORMANCE OF
                                        OTHER ACCOUNTS MANAGED                            THE ACCOUNT
-----------------  -----------------------------------------------------------  ---------------------------------
                                                      NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS IN
NAME OF PORTFOLIO                                    ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN       ACCOUNTS IN
MANAGER                  CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY       CATEGORY         CATEGORY
-----------------  --------------------------------  -----------  ------------  ----------------  ---------------

Ron Sachs          Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------

Material Conflicts of Interest

     As shown in the accompanying table, the portfolio manager may manage other accounts with investment strategies similar to the Portfolio. Those other accounts may include other Janus funds, private-label mutual funds for which
Janus serves as subadviser, and separately managed accounts. Fees earned by
Janus may vary among these accounts, the portfolio manager may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on his compensation than others. These factors could create conflicts of interest because the portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Portfolio.  A conflict may also exist if the portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may

                                      D-26

adversely impact the value of securities held by the Portfolio. However, Janus believes that  these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager  are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus has adopted trade allocation procedures that govern allocation of securities among various Janus accounts.

Compensation

     The following describes the structure and method of calculating the portfolio manager's compensation as of December 31, 2009.

     The portfolio manager is compensated for managing the Portfolio and any other funds, portfolios or accounts for which he has exclusive or shared responsibilities (collectively, the "Managed Funds") through two components:
fixed compensation and variable compensation.

Fixed Compensation
------------------

     Fixed compensation is paid in cash and is comprised of an annual base salary established based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

Variable Compensation
---------------------

     Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of Janus Capital Group, Inc. ("JCGI") restricted stock, stock options and a cash deferred award  that is credited with income, gains and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is calculated based on pre-tax performance of the Managed Funds.

     Variable compensation is structured to pay the portfolio manager primarily on the Managed Fund's performance, with additional discretionary compensation available from one or more bonus pools as discussed below.

     Aggregate compensation derived from the Managed Funds' performance is calculated based upon a percentage of the total revenue received on the Managed
Funds adjusted to reflect the actual performance of such Managed Funds.  Actual performance is calculated based on the Managed Funds' aggregate asset-weighted
Lipper peer group performance ranking on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds' performance in the three- and five-year periods.  The compensation determined from the Managed
Funds' performance is then allocated to the respective portfolio manager(s).

     The  portfolio  manager  is  also  eligible  to  participate in a portfolio manager  discretionary  bonus pool. The size of the portfolio manager bonus pool fluctuates  depending  on both the revenue derived from firm-wide managed assets
(excluding assets managed by subadvisers) and the investment performance of such firm-wide  managed assets. Compensation from the portfolio manager bonus pool is then  allocated  among the eligible respective participants at the discretion of
Janus  based upon, among other things: (i) teamwork and support of team culture;
(ii)  mentoring  of analysts; (iii) contributions to the sales process; and (iv)
client  relationships.

                                      D-27

     The portfolio manager may elect to defer payment of a designated percentage of fixed compensation and/or up to all variable compensation in accordance with
JCGI's Executive Income Deferral Program.

     The Portfolio's Lipper peer group for compensation purposes is the
Large-Cap Growth Funds.

Ownership of Securities

PORTFOLIO          $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER    NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
---------  ----  -------  --------  --------  ---------  ----------  ----------

Ron Sachs
---------

Lazard Mid Cap Portfolio
------------------------

Other Accounts Managed

                                                                                         ACCOUNTS WITH
                                                                                        RESPECT TO WHICH
                                                                                        THE ADVISORY FEE
                                                                                        IS BASED ON THE
                                                                                         PERFORMANCE OF
                                        OTHER ACCOUNTS MANAGED                            THE ACCOUNT
                   -----------------------------------------------------------  ------------------------------
                                                      NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                    ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                  CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
-----------------  --------------------------------  -----------  ------------  ----------------  ------------

Christopher Blake  Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Robert A. Failla   Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Andrew D. Lacey    Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------

Material Conflicts of Interest

     Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio ("Similar Accounts"), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Portfolio is not disadvantaged, including procedures regarding trade allocations and "conflicting trades" (e.g., long and short positions in the same security, as described below).  In addition, the
Portfolio, as a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar
Accounts.

                                      D-28

     Potential conflicts of interest may arise because of Lazard's management of the Portfolio and Similar Accounts.  For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard's overall allocation of securities in that offering, or to increase Lazard's ability to participate in future offerings by the same underwriter or issuer.
Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts.  Initial public offerings, in particular, are frequently of very limited availability.  Additionally, portfolio managers may be perceived to have a conflict of interest because of the large number of
Similar Accounts, in addition to the Portfolio, that they are managing on behalf of Lazard.  Although Lazard does not track each individual portfolio manager's time dedicated to each account, Lazard periodically reviews each portfolio manager's overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Portfolio.  In addition,
Lazard could be viewed as having a conflict of interest to the extent that
Lazard and/or portfolios managers have a materially larger investment in a
Similar Account than their investment in the Portfolio.

     A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchase by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.  Lazard manages hedge funds that are subject to performance/incentive fees.  Certain hedge funds managed by Lazard may also be permitted to sell securities short.  When Lazard engages in short sales of securities of the type in which the Portfolio invests, Lazard could be seen as harming the performance of the Portfolio for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall.  As described above, Lazard has procedures in place to address these conflicts.  Additionally, Lazard currently does not have any portfolio managers that manage both hedge funds that engage in short sales and long-only accounts, including open-end and closed-end registered investment companies.

Compensation

     Lazard's portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, have similar investment objectives, strategies, risks and fees to those managed on behalf of the Portfolio.
Portfolio managers responsible for managing the Portfolio may also manage sub-advised registered investment companies, collective investment trusts, unregistered funds and/or other pooled investment vehicles, separate accounts, separately managed account programs (often referred to as "wrap accounts") and model portfolios.

     Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively.  Salary and bonus are paid in cash.  Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account.  Various factors are considered in the determination of a portfolio manager's compensation.  All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time.  Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce
Lazard's investment philosophy such as leadership, teamwork and commitment.

     Total compensation is not fixed, but rather is based on the following factors: (i) maintenance of current knowledge and opinions on companies owned in the portfolio; (ii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation

                                      D-29

catalysts; (iii) ability and willingness to develop and share ideas on a team basis; and (iv) the performance results of the portfolios managed by the investment team.

     Variable bonus is based on the portfolio manager's quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by them, by comparison of each account to a predetermined benchmark (as set forth in the prospectus) over the current fiscal year and the longer-term performance (3-, 5-
or 10-year, if applicable) of such account, as well as performance of the account relative to peers.  In addition, the portfolio manager's bonus can be influenced by subjective measurement of the manager's ability to help others make investment decisions.

     Portfolio managers also have an interest in the Lazard Asset Management LLC
Equity Plan, an equity based incentive program for Lazard Asset Management.  The plan offers permanent equity in Lazard Asset Management to a significant number of its professionals, including portfolio managers, as determined by the Board of Directors of Lazard Asset Management, from time to time.  This plan gives certain Lazard employees a permanent equity interest in Lazard and an opportunity to participate in the future growth of Lazard.

     In addition, effective May 4, 2005, the Lazard Ltd 2005 Equity Incentive
Plan was adopted and approved by the Board of Directors of Lazard Ltd.  The purpose of this plan is to give the company a competitive advantage in attracting, retaining and motivating officers, employees, directors, advisors and/or consultants and to provide the company and its subsidiaries and affiliates with a stock plan providing incentives directly linked to shareholder value.

Ownership of Securities

PORTFOLIO                  $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER            NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
-----------------  ----  -------  --------  --------  ---------  ----------  ----------

Christopher Blake
-----------------
Robert A. Failla
-----------------
Andrew D. Lacey
-----------------

Legg Mason Partners Aggressive Growth Portfolio
-----------------------------------------------

Other Accounts Managed

                                                                                         ACCOUNTS WITH
                                                                                        RESPECT TO WHICH
                                                                                        THE ADVISORY FEE
                                                                                        IS BASED ON THE
                                                                                         PERFORMANCE OF
                                        OTHER ACCOUNTS MANAGED                            THE ACCOUNT
                   -----------------------------------------------------------  ------------------------------
                                                      NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                    ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                  CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
-----------------  --------------------------------  -----------  ------------  ----------------  ------------

Richard Freeman    Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Evan Bauman        Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------

                                      D-30

Material Conflicts of Interest

     Potential conflicts of interest may arise when the Portfolio's portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for certain of the portfolio managers listed in the table above.

     The investment adviser and the fund(s) have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the investment adviser and the individuals that it employs.  For example, ClearBridge seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style.  ClearBridge has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts.  There is no guarantee, however, that the policies and procedures adopted by ClearBridge and the fund(s) will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.  These potential conflicts include:

Allocation of Limited Time and Attention
----------------------------------------

     A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts.  As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund.  The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities
----------------------------------------------

     If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies
-------------------------------

     At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security.  In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Variation in Compensation
-------------------------

     A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages.  If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts
(such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others.  The portfolio manager might be motivated to favor funds and/or accounts in which he or she

                                      D-31

has an interest or in which the investment advisor and/or its affiliates have interests.  Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Selection of Broker/Dealers
---------------------------

     Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise.  In addition to executing trades, some brokers and dealers provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might otherwise be available.  These services may be more beneficial to certain funds or accounts than to others.  Although the payment of brokerage commissions is subject to the requirement that the sub-adviser determines in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts managed.  For this reason, the sub-adviser has formed a brokerage committee that reviews, among other things, the allocation of brokerage to broker/dealers, best execution and soft dollar usage.

Related Business Opportunities
------------------------------

     The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others.  In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

Compensation

     ClearBridge investment professionals receive base salary, other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel. ClearBridge has incentive and deferred compensation plans (the "Plans") for its investment professionals, including the fund's portfolio managers and research analysts. The Plans are designed to align the objectives of ClearBridge investment professionals with those of fund shareholders and other ClearBridge clients. Additionally, the deferred plans are designed to retain its investment professionals and reward long-term performance.

Incentive Compensation
----------------------

Investment performance is the key component in determining the final incentive award for all of ClearBridge's investment professionals. A portfolio manager's initial incentive award is based on the investment professional's ongoing contribution to ClearBridge's investment and business results and externally measured competitive pay practices for the portfolio manager's position/experience within the firm. This award is then adjusted upward or downward based on investment performance during the most recent year over a rolling 1, 3, and 5 year time period. Product performance is ranked among a
"peer group" of non-ClearBridge investment managers and the applicable product benchmark (e.g., a securities index and, with respect to a fund, the benchmark set forth in the fund's prospectus to which the fund's average annual total returns are compared).

The peer group of non-ClearBridge investment managers is defined by product style/type, vehicle type and geography and selected by independent vendors that track and provide (for a fee paid by ClearBridge) relevant peer group performance and ranking data (e.g., primarily Lipper or Callan). The 1, 3, and 5 year

                                      D-32

performance versus benchmark and peer group approximate effective weightings are
35% for trailing 1 year performance, 50% for trailing 3 year performance, and
15% for trailing 5 year performance. Lastly, the incentive award for an investment professional may also be adjusted by ClearBridge's Chief Investment
Officer and Chief Operating Officer based on other qualitative factors such as contribution to the firm and the development of investment staff.

For ClearBridge's centralized research professionals, there is an annual incentive compensation plan with a combined scorecard based on portfolio manager questionnaires/surveys, stock picking performance, and contribution to the firm.
The analyst's stock picks are tracked on a formal basis through Factset and make up a portion of the analyst's overall scorecard performance. These stock picks are measured versus their respective sector indices.

Deferred Award
--------------

Up to 20% of an investment professional's annual incentive compensation is subject to deferral. For portfolio managers, one-quarter of this deferral is invested in their primary managed product, one-quarter in a composite portfolio of the firm's new products, and one-quarter in up to 14 elected proprietary
ClearBridge-managed funds. Consequently, portfolio managers potentially could have 50% of their deferred award amount tracking the performance of their primary managed product. The final one-quarter of the deferral is received in the form of Legg Mason restricted stock shares.

For centralized research analysts, one-half of their deferral is invested in up to 14 elected proprietary funds, while one-quarter is invested in the new product composite and the remaining one-quarter is received in the form of Legg
Mason restricted stock shares. Legg Mason then makes a company investment in the proprietary ClearBridge-managed funds equal to the deferral amounts by fund.
This investment is a company asset held on the Legg Mason balance sheet and paid out to the employees in shares upon vesting over a four-year deferral period.

Ownership of Securities

PORTFOLIO                $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER          NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
---------------  ----  -------  --------  --------  ---------  ----------  ----------

Richard Freeman
---------------
Evan Bauman
---------------

Legg Mason Value Equity Portfolio
---------------------------------

Other Accounts Managed

                                                                                         ACCOUNTS WITH
                                                                                        RESPECT TO WHICH
                                                                                        THE ADVISORY FEE
                                                                                        IS BASED ON THE
                                                                                         PERFORMANCE OF
                                        OTHER ACCOUNTS MANAGED                            THE ACCOUNT
                   -----------------------------------------------------------  ------------------------------
                                                      NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO            CATEGORY OF             ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                        ACCOUNT                CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
-----------------  --------------------------------  -----------  ------------  ----------------  ------------

Mary Chris Gay*    Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------

                                      D-33

* Bill Miller, Chief Investment Officer of Legg Mason Capital Management, Inc.
("LMCM"), manages a master portfolio that serves as a model for the Portfolio.
Ms. Gay, however, is solely responsible for the day-to-day management of the
Portfolio and for implementing the investment strategies pursued by the master portfolio, subject to the Portfolio's investment objectives, restrictions, cash flows, and other considerations.

Material Conflicts of Interest

     The portfolio manager has day-to-day management responsibility for multiple accounts, which may include mutual funds, separately managed advisory accounts, commingled trust accounts, offshore funds, and insurance company separate accounts.  The management of multiple accounts by the portfolio manager may create the potential for conflicts to arise.  For example, even though all accounts in the same investment style are managed similarly, the portfolio manager make investment decisions for each account based on the investment guidelines, cash flows, and other factors that the manager believes are applicable to that account.  Consequently, the portfolio manager may purchase
(or sell) the same security for multiple accounts at different times.  A portfolio manager may also manage accounts whose style, objectives, and policies differ from those of the Portfolio.  Trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager.  For example, if an account were to sell a significant position in a security, that sale could cause the market price of the security to decrease, while the Portfolio maintained its position in the security.  A potential conflict may also arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities of limited availability.  This conflict may be heightened where an account is subject to a performance-based fee.  A portfolio manager's personal investing may also give rise to potential conflicts of interest.  Legg Mason
Capital Management, Inc. has adopted brokerage, trade allocation, personal investing and other policies and procedures that it believes are reasonably designed to address the potential conflicts of interest described above.

Compensation

     The Portfolio Manager is paid a fixed base salary and a bonus.  Bonus compensation is reviewed annually and is determined by a number of factors, including the total value of the assets, and the growth in assets, managed by the Portfolio Manager (these are a function of performance, retention of assets, and flows of new assets), the Portfolio Manager's contribution to the investment manager's research process, and trends in industry compensation levels and practices.

     The Portfolio Manager is also eligible to receive stock options from Legg
Mason based upon an assessment of the Portfolio Manager's contribution to the success of the company, as well employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason
401(k) program, and participation in other Legg Mason deferred compensation plans.

Ownership of Securities

                                      D-34

PORTFOLIO               $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER         NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
--------------  ----  -------  --------  --------  ---------  ----------  ----------

Mary Chris Gay
--------------

Loomis Sayles Global Markets Portfolio
--------------------------------------

Other Accounts Managed

                                                                                         ACCOUNTS WITH
                                                                                        RESPECT TO WHICH
                                                                                        THE ADVISORY FEE
                                                                                        IS BASED ON THE
                                                                                         PERFORMANCE OF
                                        OTHER ACCOUNTS MANAGED                            THE ACCOUNT
                   -----------------------------------------------------------  ------------------------------
                                                      NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                    ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                  CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
-----------------  --------------------------------  -----------  ------------  ----------------  ------------

Mark B. Baribeau   Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Daniel J. Fuss     Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Warren N. Koontz   Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
David Rolley       Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------

Material Conflicts of Interest

     The fact that a portfolio manager manages a mutual fund as well as other accounts creates the potential for conflicts of interest.  A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees or accounts of affiliated companies.
Such favorable treatment could lead to more favorable investment opportunities
for some accounts.   Loomis Sayles makes investment decisions for all accounts
(including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account's specific investment objectives, guidelines, restrictions and circumstances and other relevant factors, such as the size of an available investment opportunity, the availability of other comparable investment opportunities and Loomis Sayles' desire to treat all accounts fairly and equitably over time.  In addition, Loomis Sayles maintains trade allocation and aggregation policies and procedures to address this potential conflict.

Compensation

                                      D-35

     Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients.  Portfolio manager compensation is made up of three main components
- base salary, variable compensation and a long-term incentive program.
Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager's base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers.  Loomis Sayles also offers a profit sharing plan.

Base salary
-----------

     A fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations.

Variable compensation
---------------------

     An incentive-based component and generally represents a significant multiple of base salary.  It is based on four factors - investment performance, profit growth of the firm, profit growth of the manager's business unit and team commitment.  Investment performance is the primary component and generally represents at least 60% of the total for fixed income managers and 70% for equity managers.  The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the group's Chief Investment
Officer (CIO) and senior management.  The CIO and senior management evaluate these other factors annually.

Fixed income managers
---------------------

     While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for fixed income managers is measured by comparing the performance of the firm's institutional composite
(pre-tax and net of fees) in the manager's style to the performance of an external benchmark and a customized peer group.  The benchmarks used for the fixed income investment styles utilized for the Loomis Sayles Global Markets
Portfolio are the Lehman Government/Credit Index, Lehman Global Aggregate Index
and Citigroup World Government Bond Index.

     The customized peer group is created by the firm and is made up of institutional managers in the particular investment style.  A manager's relative performance for the past five years is used to calculate the amount of variable compensation payable due to performance.  To ensure consistency, the firm analyzes the five-year performance on a rolling three-year basis.  If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product.

     Loomis Sayles uses both an external benchmark and a customized peer group as measuring sticks for fixed income manager performance because it believes they represent an appropriate combination of the competitive fixed income product universe and the investment styles offered by the firm.

     Mr. Fuss's compensation is also based on his overall contributions to the firm in his various roles as Senior Portfolio Manager, Vice Chairman and
Director.  As a result of these factors, the contribution of investment performance to Mr. Fuss' total variable compensation may be significantly lower the percentage reflected above.

Equity managers
---------------

                                      D-36

     While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for equity managers is measured by comparing the performance of the firm's institutional composite
(pre-tax and net of fees) in the manager's style to the performance of a peer group of institutional managers in that style.  A manager's performance relative to the peer group for the 1, 3 and 5 year periods is used to calculate the amount of variable compensation payable due to performance.  Longer-term performance (3 and 5 years) combined is weighted more than shorter-term
performance (1 year).   If a manager is responsible for more than one product,
the rankings of each product are weighted based on relative asset size of accounts represented in each product.  An external benchmark is used as a secondary comparison.  The benchmarks used for the equity investment styles utilized for the Loomis Sayles Global Market Portfolio are the Russell 1000
Value Index and the Russell 1000 Growth Index.

Loomis Sayles uses the institutional peer groups as the primary measuring stick for equity manager performance because it believes they represent the most competitive product universe while closely matching the investment styles offered by the firm.  Loomis Sayles considers the institutional composite an accurate proxy for the performance of each investment style.

Equity and Fixed Income Managers
--------------------------------

     Loomis Sayles has developed and implemented two LONG-TERM INCENTIVE PLANS to attract and retain investment talent. These plans supplement existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:

     -    the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;
     -    upon retirement a participant will receive a multi-year payout for his or her vested units;
     -    participation is contingent upon signing an award agreement, which includes a non-compete covenant.

The second plan also is similarly constructed although the participants' annual participation in company earnings is deferred for three years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles.  In this plan, there is no post-retirement payments or non-compete covenants.

     Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan.

     The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen.  Management has full discretion on what units are issued and to whom.

     Portfolio managers also participate in the Loomis Sayles PROFIT SHARING
PLAN, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount).  The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to
May 3, 2003.  The defined benefit is based on years of service and base compensation (up to a maximum amount).

Ownership of Securities

PORTFOLIO                 $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER           NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
----------------  ----  -------  --------  --------  ---------  ----------  ----------

Mark B. Baribeau
----------------
Daniel J. Fuss
----------------
Warren N. Koontz
----------------
David Rolley
----------------

                                      D-37

------
Lord Abbett Bond Debenture Portfolio
------------------------------------

Other Accounts Managed

                                                                                            ACCOUNTS WITH
                                                                                           RESPECT TO WHICH
                                                                                           THE ADVISORY FEE
                                                                                           IS BASED ON THE
                                                                                            PERFORMANCE OF
                                                   OTHER ACCOUNTS MANAGED                    THE ACCOUNT
                      -----------------------------------------------------------  ------------------------------
                                                         NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                       ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                     CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
--------------------  --------------------------------  -----------  ------------  ----------------  ------------

Christopher J. Towle  Registered Investment Companies
--------------------  --------------------------------
                      Other Pooled Investment Vehicles
                      --------------------------------
                      Other Accounts
                      --------------------------------

Material Conflicts of Interest

     Conflicts of interest may arise in connection with the investment managers'
management  of the investments of the Portfolio and the investments of the other accounts  included in the table above.  Such conflicts may arise with respect to the  allocation  of  investment  opportunities  among  the  Portfolio  and other accounts  with  similar investment objectives and policies.  A portfolio manager potentially could use information concerning the Portfolio's transactions to the advantage  of  other accounts and to the detriment of the Portfolio.  To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number  of  policies  and  procedures.  Lord  Abbett  has  adopted  Policies and
Procedures  for  Evaluating  Best  Execution  of Equity Transactions, as well as
Trading  Practices/Best  Execution  Procedures.  The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord
Abbett.  In addition, Lord Abbett's Code of Ethics sets forth general principles for  the  conduct  of employee personal securities transactions in a manner that avoids  any actual or potential conflicts of interest with the interests of Lord
Abbett's  clients  including  the  Portfolio.  Moreover,  Lord  Abbett's Insider
Trading  and  Receipt  of  Material  Non-Public Information Policy and Procedure
sets forth procedures for personnel to follow when they have inside information.
Lord  Abbett  is  not affiliated with a full service broker-dealer and therefore does  not execute any portfolio transactions through such an entity, a structure that  could give rise to additional conflicts.  Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds.  Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment  managers'  management  of  the  investments of the Portfolio and the investments  of  the  other  accounts  referenced  in  the  table  above.

Compensation

     When used in this section, the term "fund" refers to the Portfolio, as well as any other registered investment companies, pooled investment vehicles and accounts managed by a portfolio manager.  Each portfolio manager receives compensation from Lord Abbett consisting of salary, bonus and profit sharing plan contributions.  The level of base compensation takes into account the portfolio manager's experience, reputation and competitive market rates

     Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors.
These factors include the portfolio manager's

                                      D-38

investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors.  In considering the portfolio manager's investment results, Lord
Abbett's senior management may evaluate the Portfolio's performance against one or more benchmarks from among the Portfolio's primary benchmark and any supplemental benchmarks as disclosed in the prospectus, indexes disclosed as performance benchmarks by the portfolio manager's other accounts, and other indexes within the one or more of the Portfolio's peer group maintained by rating agencies, as well as the Portfolio's peer group.  In particular, investment results are evaluated based on an assessment of the portfolio manager's three- and five-year investment returns on a pre-tax basis versus both the benchmark and the peer groups.  Finally, there is a component of the bonus that reflects leadership and management of the investment team.  The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors.  No part of the bonus payment is based on the portfolio manager's assets under management, the revenues generated by those assets, or the profitability of the portfolio manager's team.  Lord Abbett does not manage hedge funds.  Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period.  The plan's earnings are based on the overall asset growth of the firm as a whole.  Lord Abbett believes this incentive focuses portfolio managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

     Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees.  Contributions to a portfolio manager's profit-sharing account are based on a percentage of the portfolio manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount.  The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Ownership of Securities

PORTFOLIO                     $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER               NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
--------------------  ----  -------  --------  --------  ---------  ----------  ----------

Christopher J. Towle
--------------------

Lord Abbett Growth and Income Portfolio
---------------------------------------

Other Accounts Managed

                                                                                         ACCOUNTS WITH
                                                                                        RESPECT TO WHICH
                                                                                        THE ADVISORY FEE
                                                                                        IS BASED ON THE
                                                                                         PERFORMANCE OF
                                                OTHER ACCOUNTS MANAGED                    THE ACCOUNT
                   -----------------------------------------------------------  ------------------------------
                                                      NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                    ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                  CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
-----------------  --------------------------------  -----------  ------------  ----------------  ------------

Eli M. Salzmann    Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Kenneth G. Fuller  Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------

                                      D-39

Material Conflicts of Interest

Conflicts  of  interest  may  arise  in connection with the investment managers'
management  of the investments of the Portfolio and the investments of the other accounts  included in the table above.  Such conflicts may arise with respect to the  allocation  of  investment  opportunities  among  the  Portfolio  and other accounts  with  similar investment objectives and policies.  A portfolio manager potentially could use information concerning the Portfolio's transactions to the advantage  of  other accounts and to the detriment of the Portfolio.  To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number  of  policies  and  procedures.  Lord  Abbett  has  adopted  Policies and
Procedures  for  Evaluating  Best  Execution  of Equity Transactions, as well as
Trading  Practices/Best  Execution  Procedures.  The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord
Abbett.  In addition, Lord Abbett's Code of Ethics sets forth general principles for  the  conduct  of employee personal securities transactions in a manner that avoids  any actual or potential conflicts of interest with the interests of Lord
Abbett's  clients  including  the  Portfolio.  Moreover,  Lord  Abbett's Insider
Trading  and  Receipt  of  Material  Non-Public Information Policy and Procedure
sets forth procedures for personnel to follow when they have inside information.
Lord  Abbett  is  not affiliated with a full service broker-dealer and therefore does  not execute any portfolio transactions through such an entity, a structure that  could give rise to additional conflicts.  Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds.  Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment  managers'  management  of  the  investments of the Portfolio and the investments  of  the  other  accounts  referenced  in  the  table  above.

Compensation

     When used in this section, the term "fund" refers to the Portfolio, as well as any other registered investment companies, pooled investment vehicles and accounts managed by a portfolio manager.  Each portfolio manager receives compensation from Lord Abbett consisting of salary, bonus and profit sharing plan contributions.  The level of base compensation takes into account the portfolio manager's experience, reputation and competitive market rates.

     Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors.
These factors include the portfolio manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors.  In considering the portfolio manager's investment results, Lord Abbett's senior management may evaluate the
Portfolio's performance against one or more benchmarks from among the
Portfolio's primary benchmark and any supplemental benchmarks as disclosed in the prospectus, indexes disclosed as performance benchmarks by the portfolio manager's other accounts, and other indexes within the one or more of the
Portfolio's peer group maintained by rating agencies, as well as the Portfolio's peer group.  In particular, investment results are evaluated based on an assessment of the portfolio manager's three- and five-year investment returns on a pre-tax basis versus both the benchmark and the peer groups.  Finally, there is a component of the bonus that reflects leadership and management of the investment team.  The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors.  No part of the bonus payment is based on the portfolio manager's assets under management, the revenues generated by those assets, or the profitability of the portfolio manager's team.  Lord Abbett does not manage hedge funds.  Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period.  The plan's earnings are based on the overall asset growth of the firm as a whole.  Lord Abbett believes this incentive focuses portfolio managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

                                      D-40

     Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees.  Contributions to a portfolio manager's profit-sharing account are based on a percentage of the portfolio manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount.  The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Ownership of Securities

PORTFOLIO                  $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER            NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
-----------------  ----  -------  --------  --------  ---------  ----------  ----------

Eli Salzmann
-----------------
Kenneth G. Fuller
-----------------

Lord Abbett Mid Cap Value Portfolio
-----------------------------------

Other Accounts Managed

                                                                                         ACCOUNTS WITH
                                                                                        RESPECT TO WHICH
                                                                                        THE ADVISORY FEE
                                                                                        IS BASED ON THE
                                                                                         PERFORMANCE OF
                                       OTHER ACCOUNTS MANAGED                             THE ACCOUNT
                   -----------------------------------------------------------  ------------------------------
                                                      NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                    ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                  CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
-----------------  --------------------------------  -----------  ------------  ----------------  ------------

Robert P. Fetch    Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Jeff Diamond       Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------

Material Conflicts of Interest

     Conflicts of interest may arise in connection with the investment managers'
management  of the investments of the Portfolio and the investments of the other accounts  included in the table above.  Such conflicts may arise with respect to the  allocation  of  investment  opportunities  among  the  Portfolio  and other accounts  with  similar investment objectives and policies.  A portfolio manager potentially could use information concerning the Portfolio's transactions to the advantage  of  other accounts and to the detriment of the Portfolio.  To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number  of  policies  and  procedures.  Lord  Abbett  has  adopted  Policies and
Procedures  for  Evaluating  Best  Execution  of Equity Transactions, as well as
Trading  Practices/Best  Execution  Procedures.  The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord
Abbett.

                                      D-41

In  addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual  or  potential  conflicts of interest with the interests of Lord Abbett's clients  including  the  Portfolio.  Moreover, Lord Abbett's Insider Trading and
Receipt  of  Material  Non-Public  Information  Policy and Procedure  sets forth procedures  for  personnel  to  follow  when they have inside information.  Lord
Abbett  is  not  affiliated with a full service broker-dealer and therefore does not  execute any portfolio transactions through such an entity, a structure that could  give  rise  to  additional  conflicts.  Lord  Abbett does not conduct any investment bank functions and does not manage any hedge funds.  Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment  managers'  management  of  the  investments of the Portfolio and the investments  of  the  other  accounts  referenced  in  the  table  above.

Compensation

     When used in this section, the term "fund" refers to the Portfolio, as well as any other registered investment companies, pooled investment vehicles and accounts managed by a portfolio manager.  Each portfolio manager receives compensation from Lord Abbett consisting of salary, bonus and profit sharing plan contributions.  The level of base compensation takes into account the portfolio manager's experience, reputation and competitive market rates.

     Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors.
These factors include the portfolio manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors.  In considering the portfolio manager's investment results, Lord Abbett's senior management may evaluate the
Portfolio's performance against one or more benchmarks from among the
Portfolio's primary benchmark and any supplemental benchmarks as disclosed in the prospectus, indexes disclosed as performance benchmarks by the portfolio manager's other accounts, and other indexes within the one or more of the
Portfolio's peer group maintained by rating agencies, as well as the Portfolio's peer group.  In particular, investment results are evaluated based on an assessment of the portfolio manager's three- and five-year investment returns on a pre-tax basis versus both the benchmark and the peer groups.  Finally, there is a component of the bonus that reflects leadership and management of the investment team.  The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors.  No part of the bonus payment is based on the portfolio manager's assets under management, the revenues generated by those assets, or the profitability of the portfolio manager's team.  Lord Abbett does not manage hedge funds.  Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period.  The plan's earnings are based on the overall asset growth of the firm as a whole.  Lord Abbett believes this incentive focuses portfolio managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

     Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees.  Contributions to a portfolio manager's profit-sharing account are based on a percentage of the portfolio manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount.  The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Ownership of Securities

PORTFOLIO                $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER          NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
---------------  ----  -------  --------  --------  ---------  ----------  ----------

Robert P. Fetch
---------------
Jeff Diamond
---------------

                                      D-42

MFS Emerging Markets Equity Portfolio
-------------------------------------

Other Accounts Managed

                                                                                           ACCOUNTS WITH
                                                                                          RESPECT TO WHICH
                                                                                          THE ADVISORY FEE
                                                                                          IS BASED ON THE
                                                                                           PERFORMANCE OF
                                          OTHER ACCOUNTS MANAGED                            THE ACCOUNT
                     -----------------------------------------------------------  ------------------------------
                                                        NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                      ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                    CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY*      CATEGORY      IN CATEGORY
-------------------  --------------------------------  -----------  ------------  ----------------  ------------

Nicholas D. Smithie  Registered Investment Companies
-------------------  --------------------------------
                     Other Pooled Investment Vehicles
                     --------------------------------
                     Other Accounts
                     --------------------------------
Jose Luis Garcia     Registered Investment Companies
-------------------  --------------------------------
                     Other Pooled Investment Vehicles
                     --------------------------------
                     Other Accounts
                     --------------------------------
Robert Lau           Registered Investment Companies
-------------------  --------------------------------
                     Other Pooled Investment Vehicles
                     --------------------------------
                     Other Accounts
                     --------------------------------

*Includes the Portfolio

ADVISORY FEES ARE NOT BASED UPON PERFORMANCE OF ANY OF THE ACCOUNTS IDENTIFIED
IN THE TABLE ABOVE.

Material Conflicts of Interest

     MFS  seeks  to  identify  potential  conflicts of interest resulting from a portfolio manager's management of both the Portfolio and other accounts, and has adopted  policies  and  procedures  designed  to  address  potential  conflicts.

     The  management  of multiple portfolios and accounts (including proprietary accounts)  gives  rise  to potential conflicts of interest if the portfolios and accounts have different objectives and strategies, benchmarks, time horizons and fees  as  a portfolio manager must allocate his or her time and investment ideas across  multiple  portfolios  and  accounts.  In  certain  instances  there  are securities  which  are  suitable  for  the  Portfolio's portfolio as well as for accounts  of  MFS  or  its  subsidiaries  with similar investment objectives.  A
Portfolio's  trade allocation policies may give rise to conflicts of interest if the  Portfolio's  orders  do  not  get  fully executed or are delayed in getting executed  due  to  being  aggregated  with those of other accounts of MFS or its subsidiaries.  A  portfolio  manager  may  execute  transactions  for  another portfolio  or  account  that  may  adversely impact the value of the Portfolio's investments.  Investments  selected  for  portfolios  or accounts other than the
Portfolio  may  outperform  investments  selected  for  the  Portfolio.

     When two or more clients are simultaneously engaged in the purchase or sale of  the  same  security,  the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each.  It is recognized that in some cases  this  system  could  have  a  detrimental  effect  on  the  price  or

                                      D-43

volume  of  the  security  as far as the Portfolio is concerned.  In most cases, however,  MFS  believes  that  the  Portfolio's ability to participate in volume transactions  will  produce  better  executions  for  the  Portfolio.

     MFS  and/or  a portfolio manager may have a financial incentive to allocate favorable  or  limited  opportunity  investments  or  structure  the  timing  of investments to favor accounts other than the Portfolio, for instance, those that pay  a  higher  advisory  fee  and/or  have  a  performance  adjustment.

Compensation

Portfolio  manager  total  cash compensation is a combination of base salary and performance  bonus:

     -    Base Salary- Base salary represents a smaller percentage of portfolio manager total cash compensation (generally below 10%) than performance bonus.

     -    Performance Bonus- Generally, the performance bonus represents a majority of portfolio manager total cash compensation.

With respect to Mr. Smithie, performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former
(generally over 60%) and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices ("benchmarks").

As of December 31, 2009, the following benchmarks were used:

BENCHMARKS
----------------------------------------------------
Lipper Emerging Markets Funds
----------------------------------------------------
Lipper Global Funds
----------------------------------------------------
Lipper Variable Global Growth Funds
----------------------------------------------------
MSCI Emerging Markets Index
----------------------------------------------------
MSCI All Country World Index Growth
----------------------------------------------------
Lipper Global Multi-Cap Growth Funds
----------------------------------------------------
Lipper Global Large-Cap Growth Funds
----------------------------------------------------

Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders)
and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

With respect to Mr. Garcia, performance bonus is based on a combination of quantitative and qualitative factors.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices ("benchmarks").
As of December 31, 2009, the following benchmarks were used:

                                      D-44

BENCHMARKS
---------------------------------------------------------------
Lipper Latin America Funds
---------------------------------------------------------------
Lipper International Multi-Cap Core Funds
---------------------------------------------------------------
Lipper Variable International Core Funds
---------------------------------------------------------------
MSCI Emerging Markets Latin America Index
---------------------------------------------------------------
Standard & Poor's Latin America Small Cap Index
---------------------------------------------------------------
MSCI EAFE Index
---------------------------------------------------------------
Lipper Global Large-Cap Value Funds
---------------------------------------------------------------
JP Morgan Global Government Bond Index
---------------------------------------------------------------
Lipper Variable International Growth Funds
---------------------------------------------------------------

Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders)
and management's assessment of overall portfolio manager contributions to investor relations and the investment process and overall performance (distinct from fund and other account performance).

     Portfolio  managers  also  typically  benefit  from  the  opportunity  to participate  in the MFS Equity Plan.  Equity interests and/or options to acquire equity  interests  in  MFS or its parent company are awarded by management, on a discretionary  basis,  taking  into  account  tenure at MFS, contribution to the investment  process  and  other  factors.

     Finally, portfolio managers are provided with a benefits package, including a  defined  contribution  plan,  health  coverage and other insurance, which are available  to  other  employees  of  MFS  on  substantially  similar terms.  The percentage  such  benefits  represent  of  any  portfolio manager's compensation depends  upon  the  length of the individual's tenure at MFS and salary level as well  as  other  factors.

Ownership of Securities

PORTFOLIO                    $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER              NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
-------------------  ----  -------  --------  --------  ---------  ----------  ----------

Nicholas D. Smithie
-------------------
Jose Luis Garcia
-------------------
Robert Lau

MFS Research International Portfolio
------------------------------------

Other Accounts Managed

                                      D-45

                                                                                         ACCOUNTS WITH
                                                                                        RESPECT TO WHICH
                                                                                        THE ADVISORY FEE
                                                                                        IS BASED ON THE
                                                                                         PERFORMANCE OF
                                        OTHER ACCOUNTS MANAGED                            THE ACCOUNT
                   -----------------------------------------------------------  ------------------------------
                                                      NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                    ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                  CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY*      CATEGORY      IN CATEGORY
-----------------  --------------------------------  -----------  ------------  ----------------  ------------

Jose Luis Garcia   Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Thomas Melendez    Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------

* Includes the Portfolio.

ADVISORY FEES ARE NOT BASED UPON PERFORMANCE OF ANY OF THE ACCOUNTS IDENTIFIED
IN THE TABLE ABOVE.

Material Conflicts of Interest

     MFS  seeks  to  identify  potential  conflicts of interest resulting from a portfolio  manager's management of both the Portfolio and other accounts and has adopted  policies  and  procedures  designed  to  address  potential  conflicts.

     The  management  of multiple portfolios and accounts (including proprietary accounts)  gives  rise  to potential conflicts of interest if the portfolios and accounts have different objectives and strategies, benchmarks, time horizons and fees  as  a portfolio manager must allocate his or her time and investment ideas across  multiple  portfolios  and  accounts.  In  certain instances there may be securities  which  are  suitable  for  the  Portfolio's portfolio as well as for accounts  of  MFS  or  its  subsidiaries  with similar investment objectives.  A
Portfolio's  trade allocation policies may give rise to conflicts of interest if the  Portfolio's  orders  do  not  get  fully executed or are delayed in getting executed  due  to  being  aggregated  with those of other accounts of MFS or its subsidiaries.  A  portfolio  manager  may  execute  transactions  for  another portfolio  or  account  that  may  adversely impact the value of the Portfolio's investments.  Investments  selected  for  portfolios  or accounts other than the
Portfolio  may  outperform  investments  selected  for  the  Portfolio.

     When two or more clients are simultaneously engaged in the purchase or sale of  the  same  security,  the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each.  It is recognized that in some cases  this system could have a detrimental effect on the price or volume of the security  as  far  as  the  Portfolio is concerned.  In most cases, however, MFS believes that the Portfolio's ability to participate in volume transactions will produce  better  executions  for  the  Portfolio.

     MFS  and/or  a portfolio manager may have a financial incentive to allocate favorable  or  limited  opportunity  investments  or  structure  the  timing  of investments to favor accounts other than the Portfolio, for instance, those that pay  a  higher  advisory  fee  and/or  have  a  performance  adjustment.

Compensation

Portfolio  manager  total  cash compensation is a combination of base salary and performance  bonus:

     -    Base Salary - Base salary represents a smaller percentage of portfolio manager total cash compensation (generally below 10%) than performance bonus.

                                      D-46

     -    Performance Bonus - Generally, the performance bonus represents a majority of portfolio manager total cash compensation.

With respect to Mr. Garcia, performance bonus is based on a combination of quantitative and qualitative factors.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices ("benchmarks"). As of December 31, 2009, the following benchmarks were used:

BENCHMARKS
---------------------------------------------------------------
Lipper Latin America Funds
---------------------------------------------------------------
Lipper International Multi-Cap Core Funds
---------------------------------------------------------------
Lipper Variable International Core Funds
---------------------------------------------------------------
MSCI Emerging Markets Latin America Index
---------------------------------------------------------------
Standard & Poor's Latin America SmallCap Index
---------------------------------------------------------------
MSCI EAFE Index
---------------------------------------------------------------
Lipper Global Large-Cap Value Funds
---------------------------------------------------------------
JP Morgan Global Government Bond Index
---------------------------------------------------------------
Lipper Variable International Growth Funds
---------------------------------------------------------------

Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders)
and management's assessment of overall portfolio manager contributions to investor relations and the investment process and overall performance (distinct from fund and other account performance).

With respect to Mr. Melendez, the performance bonus is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders and non-investment personnel) and management's assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance).

     Portfolio  managers  also  typically  benefit  from  the  opportunity  to participate  in the MFS Equity Plan.  Equity interests and/or options to acquire equity  interests  in  MFS or its parent company are awarded by management, on a discretionary  basis,  taking  into  account  tenure at MFS, contribution to the investment  process  and  other  factors.

     Finally, portfolio managers are provided with a benefits package, including a  defined  contribution  plan,  health  coverage and other insurance, which are available  to  other  employees  of  MFS  on  substantially  similar terms.  The percentage  such  benefits  represent  of  any  portfolio manager's compensation depends  upon  the  length of the individual's tenure at MFS and salary level as well  as  other  factors.

Ownership of Securities

PORTFOLIO                $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER          NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
---------------  ----  -------  --------  --------  ---------  ----------  ----------

Jose
Luis Garcia
---------------
Thomas Melendez
---------------

                                      D-47

Oppenheimer Capital Appreciation Portfolio
------------------------------------------

Other Accounts Managed

                                                                                          ACCOUNTS WITH
                                                                                         RESPECT TO WHICH
                                                                                         THE ADVISORY FEE
                                                                                         IS BASED ON THE
                                                                                          PERFORMANCE OF
                                         OTHER ACCOUNTS MANAGED*                           THE ACCOUNT
                   ------------------------------------------------------------  ------------------------------
                                                                  TOTAL ASSETS
                                                      NUMBER OF    IN ACCOUNTS      NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                    ACCOUNTS IN   IN CATEGORY     ACCOUNTS IN     IN ACCOUNTS
MANAGER                  CATEGORY OF ACCOUNT          CATEGORY    (IN MILLIONS)      CATEGORY      IN CATEGORY
-----------------  --------------------------------  -----------  -------------  ----------------  ------------

Marc Baylin        Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------

* Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

Material Conflicts of Interest

     As indicated above, the Portfolio Manager also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Portfolio. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Portfolio's investment objectives and strategies. For example, the Portfolio
Manager may need to allocate investment opportunities between the Portfolio and another fund or account having similar objectives or strategies, or she may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Portfolio. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Portfolio, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Portfolio's Portfolio
Manager may manage other funds or accounts with investment objectives and strategies similar to those of the Portfolio, or she may manage funds or accounts with different investment objectives and strategies.

Compensation

     The Portfolio's Portfolio Manager is employed and compensated by the
Manager, not the Portfolio. Under the Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 2009, the Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and

                                      D-48

appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

     The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The Lipper benchmark with respect to the Portfolio is Lipper Large
Cap Growth Funds.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Portfolio's assets, although the Portfolio's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Portfolio and other funds managed by the Portfolio Manager.
The compensation structure of the other funds managed by the Portfolio Manager is the same as the compensation structure of the Portfolio, described above.

Ownership of Securities

PORTFOLIO            $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER      NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
-----------  ----  -------  --------  --------  ---------  ----------  ----------

Marc Baylin
-----------

PIMCO Inflation Protected Bond Portfolio
----------------------------------------

Other Accounts Managed

                                                                                         ACCOUNTS WITH
                                                                                        RESPECT TO WHICH
                                                                                        THE ADVISORY FEE
                                                                                        IS BASED ON THE
                                                                                         PERFORMANCE OF
                                        OTHER ACCOUNTS MANAGED                            THE ACCOUNT
                   -----------------------------------------------------------  ------------------------------
                                                      NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                    ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                  CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
-----------------  --------------------------------  -----------  ------------  ----------------  ------------

Mihir Worah        Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------

Material Conflicts of Interest

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, track the same index the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to

                                      D-49

be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

     Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the
Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

Investment Opportunities
------------------------

     A potential conflict of interest may arise as a result of the Portfolio manager's management of a number of accounts with varying investment guidelines.
Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

     Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolio and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees
----------------

     A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Portfolio and such other accounts on a fair and equitable basis over time.

Compensation

     PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus
----------------

     Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually.
Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to

                                      D-50

individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

     In addition, the following non-exclusive list of qualitative criteria
(collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers:

     -    3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Portfolio) and relative to applicable industry peer groups;

     -    Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

     -    Amount and nature of assets managed by the portfolio manager;

     -    Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

     -    Generation and contribution of investment ideas in the context of
          PIMCO's secular and cyclical forums, portfolio strategy meetings,
          Investment Committee meetings, and on a day-to-day basis;

     -    Absence of defaults and price defaults for issues in the
          portfolios managed by the portfolio manager;

     -    Contributions to asset retention, gathering and client satisfaction;

     -    Contributions to mentoring, coaching and/or supervising; and

     -    Personal growth and skills added.

     A portfolio manager's compensation is not based directly on the performance of the Portfolio or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses
-----------------

     Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with
PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice
President of PIMCO receives a variable amount retention bonus, based upon the
Bonus Factors and continued employment with PIMCO.

     Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors, and PIMCO over a three-year period.
The aggregate amount available for distribution to participants is based upon
Allianz Global Investors' profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at
PIMCO.

                                      D-51

Allianz Transaction Related Compensation
----------------------------------------

     In May 2000, a majority interest in the predecessor holding company of
PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE)
("Allianz").

     From time to time, under the PIMCO Class B Unit Purchase Plan, Managing
Directors and certain executive management (including Executive Vice Presidents)
of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO
Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO
Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

     Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.

Ownership of Securities

PORTFOLIO            $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER      NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
-----------  ----  -------  --------  --------  ---------  ----------  ----------

Mihir Worah
-----------

PIMCO Total Return Portfolio
----------------------------

Other Accounts Managed

                                                                                         ACCOUNTS WITH
                                                                                        RESPECT TO WHICH
                                                                                        THE ADVISORY FEE
                                                                                        IS BASED ON THE
                                                                                         PERFORMANCE OF
                                       OTHER ACCOUNTS MANAGED                             THE ACCOUNT
                   -----------------------------------------------------------  ------------------------------
                                                      NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                    ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                  CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
-----------------  --------------------------------  -----------  ------------  ----------------  ------------

William H. Gross   Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------

Material Conflicts of Interest

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolio,

                                      D-52

track the same index the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

     Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the
Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

Investment Opportunities
------------------------

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines.
Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

     Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolio and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees
----------------

     A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Portfolio and such other accounts on a fair and equitable basis over time.

Compensation

     PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus
----------------

     Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually.
Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance

                                      D-53

objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

     In addition, the following non-exclusive list of qualitative criteria
(collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers:

     -    3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Portfolio) and relative to applicable industry peer groups;

     -    Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

     -    Amount and nature of assets managed by the portfolio manager;

     -    Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

     -    Generation and contribution of investment ideas in the context of
          PIMCO's secular and cyclical forums, portfolio strategy meetings,
          Investment Committee meetings, and on a day-to-day basis;

     -    Absence of defaults and price defaults for issues in the
          portfolios managed by the portfolio manager;

     -    Contributions to asset retention, gathering and client satisfaction;

     -    Contributions to mentoring, coaching and/or supervising; and

     -    Personal growth and skills added.

     A portfolio manager's compensation is not based directly on the performance of the Portfolio or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses
-----------------

     Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with
PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice
President of PIMCO receives a variable amount retention bonus, based upon the
Bonus Factors and continued employment with PIMCO.

     Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors, and PIMCO over a three-year period.
The aggregate amount available for distribution to participants is based upon
Allianz Global Investors' profit growth and PIMCO's profit growth.

                                      D-54

Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued
employment at PIMCO.

Profit Sharing Plan
-------------------

     Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits.  Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to the firm and the Bonus
Factors.  Under his employment agreement, Mr. Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation
----------------------------------------

     In May 2000, a majority interest in the predecessor holding company of
PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE)
("Allianz").

     From time to time, under the PIMCO Class B Unit Purchase Plan, Managing
Directors and certain executive management (including Executive Vice Presidents)
of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO
Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO
Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

     Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.

Ownership of Securities

PORTFOLIO                 $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER           NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
----------------  ----  -------  --------  --------  ---------  ----------  ----------

William H. Gross
----------------

Pioneer Fund Portfolio
----------------------

Other Accounts Managed

                                                                                             ACCOUNTS WITH
                                                                                            RESPECT TO WHICH
                                                                                            THE ADVISORY FEE
                                                                                            IS BASED ON THE
                                                                                             PERFORMANCE OF
                                            OTHER ACCOUNTS MANAGED                            THE ACCOUNT
                       -----------------------------------------------------------  ------------------------------
                                                          NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                        ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                      CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
---------------------  --------------------------------  -----------  ------------  ----------------  ------------

John A. Carey          Registered Investment Companies
---------------------  --------------------------------
                       Other Pooled Investment Vehicles
                       --------------------------------
                       Other Accounts
                       --------------------------------
Walter Hunnewell, Jr.  Registered Investment Companies
---------------------  --------------------------------
                       Other Pooled Investment Vehicles
                       --------------------------------
                       Other Accounts
                       --------------------------------

                                      D-55

Material Conflicts of Interest

     When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another.  The principal types of potential conflicts of interest that may arise are discussed below.  For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the Portfolio as well as one or more other accounts.  Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks.  Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.  Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests.  See "Compensation of Portfolio Managers"
below.

     A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements.  If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering.

     A portfolio manager could favor one account over another in the order in which trades for the accounts are placed.  If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.  The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.  When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price.  There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements).
Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price.  Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.

     A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager.  If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other

                                      D-56

accounts.  Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation.

     A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns.  For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

     If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise.  For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short.  In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations.
However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation

Compensation of Portfolio Managers
----------------------------------

     Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer's financial performance.  Pioneer's compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager's overall services to
Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager.  The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees.  Base compensation is fixed and normally reevaluated on an annual basis.  Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional.  Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary.  The annual bonus is based upon a combination of the following factors:

Quantitative Investment Performance
-----------------------------------

     The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31.  The account is ranked against its peer group universe (60%) and a broad-based securities market index (40%).

Qualitative Performance
-----------------------

     The qualitative performance component includes specific objectives that are mutually established and evaluated by each portfolio manager and management.

                                      D-57

Company Results and Business Line Results
-----------------------------------------

     Company results and business/division line results affect a portfolio manager's actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

     Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global
Asset Management S.p.A., an affiliate of Pioneer, at the then fair value of the underlying stock.  These options are generally exercisable within three years.

Ownership of Securities

PORTFOLIO                      $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER                NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
---------------------  ----  -------  --------  --------  ---------  ----------  ----------

John A. Carey
---------------------
Walter Hunnewell, Jr.
---------------------

Pioneer Strategic Income Portfolio
----------------------------------

Other Accounts Managed

                                                                                         ACCOUNTS WITH
                                                                                        RESPECT TO WHICH
                                                                                        THE ADVISORY FEE
                                                                                        IS BASED ON THE
                                                                                         PERFORMANCE OF
                                        OTHER ACCOUNTS MANAGED                            THE ACCOUNT
                   -----------------------------------------------------------  ------------------------------
NAME OF                                               NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
PORTFOLIO                                            ACCOUNTS IN  IN ACCOUNTS       ACCOUNTS      IN ACCOUNTS
MANAGER                  CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
-----------------  --------------------------------  -----------  ------------  ----------------  ------------

Kenneth J. Taubes  Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------

Material Conflicts of Interest

     When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another.  The principal types of potential conflicts of interest that may arise are discussed below.  For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the Portfolio as well as one or more other accounts.  Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks.  Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.  Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests.  See "Compensation of Portfolio Managers"
below.

     A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements.  If, for

                                      D-58

example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering.

     A portfolio manager could favor one account over another in the order in which trades for the accounts are placed.  If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.  The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.  When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price.  There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements).
Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price.  Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.

     A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager.  If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts.  Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation.  A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns.  For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

     If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise.  For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short.  In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations.
However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation

Compensation of Portfolio Managers
----------------------------------

     Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer's financial performance.  Pioneer's compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager's overall services to
Pioneer and its affiliates and not on the basis of

                                      D-59

specific funds or accounts managed by the portfolio manager.  The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees.  Base compensation is fixed and normally reevaluated on an annual basis.  Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional.  Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary.  The annual bonus is based upon a combination of the following factors:

Quantitative Investment Performance
-----------------------------------

     The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31.  The account is ranked against its peer group universe (60%) and a broad-based securities market index (40%).

Qualitative Performance
-----------------------

     The qualitative performance component includes specific objectives that are mutually established and evaluated by each portfolio manager and management.

Company Results and Business Line Results
-----------------------------------------

     Company results and business/division line results affect a portfolio manager's actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

     Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global
Asset Management S.p.A., an affiliate of Pioneer, at the then fair value of the underlying stock.  These options are generally exercisable within three years.

Ownership of Securities

PORTFOLIO                  $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER            NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
-----------------  ----  -------  --------  --------  ---------  ----------  ----------

Kenneth J. Taubes
-----------------

RCM Technology Portfolio
------------------------

Other Accounts Managed

                                                                                         ACCOUNTS WITH
                                                                                        RESPECT TO WHICH
                                                                                        THE ADVISORY FEE
                                                                                        IS BASED ON THE
                                                                                         PERFORMANCE OF
                                         OTHER ACCOUNTS MANAGED                           THE ACCOUNT
                   -----------------------------------------------------------  ------------------------------
                                                      NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                    ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                  CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
-----------------  --------------------------------  -----------  ------------  ----------------  ------------

Walter Price       Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Huachen Chen       Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------

                                      D-60

Material Conflicts of Interest

     Like other investment professionals with multiple clients, a portfolio manager for a fund may face certain potential conflicts of interest in connection with managing both a fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which RCM believes are faced by investment professionals at most major financial firms. RCM has adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts.

These potential conflicts may include, among others:

     - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

     - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

     - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

     A potential conflict of interest may arise when a fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, RCM's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if one account is favored over another in allocating securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

     "Cross trades," in which one RCM account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. RCM has adopted compliance procedures that provide that any transaction between funds and another RCM-advised account are to be made at an independent current market price, as required by law.

     Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a fund. Depending on another

                                      D-61

account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

     A fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

     A fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Portfolio. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

     A fund's portfolio managers may also face other potential conflicts of interest in managing a fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the
Portfolio and other accounts. In addition, a fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. RCM's investment personnel, including the Portfolio's portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to Codes of Ethics adopted by RCM, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Portfolio.

Pallas Investment Partners, L.P. ("Pallas") and Related Entities
----------------------------------------------------------------

     Pallas is an investment adviser registered with the SEC. Pallas is owned by
Walter Price. Mr. Price is dually employed by Pallas and by RCM.

     Pallas serves as investment manager to two unregistered investment companies (the "Pallas Hedge Funds") - Pallas Global Technology Hedge Fund, L.P.
and Pallas Investments II, L.P., each a Delaware limited partnership. The general partner of Pallas Investments II, L.P. and Pallas Global Technology
Hedge Fund, L.P. is Pallas Investments, LLC, a Delaware limited liability company (the "General Partner"). Mr. Price owns a majority of the interests in the General Partner. RCM has the right to a minority percentage of the profits of Pallas that are derived from the Pallas Hedge Funds. RCM has a minority ownership interest in the General Partner.

                                      D-62

     Each of the Pallas Hedge Funds pays a management fee and an incentive fee
(based on a percentage of profits) to either Pallas or the General Partner. The management fee is 1.25% for Pallas Investments II, L.P. and 1.50% for Pallas
Global Technology Hedge Fund, L.P. Mr. Price acts as portfolio manager for certain RCM client accounts including, among others, the RCM Technology
Portfolio.

     RCM and Pallas share common employees, facilities, and systems. Pallas may act as investment adviser to one or more of RCM's affiliates, and may serve as sub-adviser for accounts or clients for which RCM or one of its affiliates serves as investment manager or investment adviser. RCM also may provide other services, including but not limited to investment advisory services or administrative services, to Pallas.

     RCM, Pallas, and the Allianz Advisory Affiliates all engage in proprietary research and all acquire investment information and research services from broker-dealers. RCM and the Allianz Advisory Affiliates share such research and investment information.

     In addition, trades entered into by Pallas on behalf of Pallas' clients are executed through RCM's equity trading desk, and trades by Pallas on behalf of
Pallas' clients (including the Pallas Hedge Funds) are aggregated with trades by
RCM on behalf of RCM's clients. All trades on behalf of Pallas' clients that are executed through RCM's equity trading desk will be executed pursuant to procedures designed to ensure that all clients of both RCM and Pallas (including the Pallas Hedge Funds) is treated fairly and equitably over time. The General
Partner and/or Pallas receive a participation in the profits of the Pallas Hedge
Funds. Mr. Price also invested personally in one or more of the Pallas Hedge
Funds. As a result, Mr. Price has a conflict of interest with respect to the management of the Pallas Hedge Funds and the other accounts that he manages, and he may have an incentive to favor the Pallas Hedge Funds over other accounts that he manages. RCM has adopted procedures reasonably designed to ensure that
Mr. Price meets his fiduciary obligations to all clients for whom he acts as portfolio manager and treats all such clients fairly and equitably over time.

Compensation

     RCM goes to great lengths to ensure that its compensation packages are competitive. RCM's compensation strategy begins with participation in annual industry compensation reviews to benchmark "best in class" compensation amounts at every level in the firm. RCM is a member of the McLagan Partners, Inc.
Roundtable, and we benchmark each position's compensation package against the most competitive standards in compensation for companies in our region and in the investment management community.

     RCM  maintains a compensation system that is designed to reward excellence, retain  talent  and  align  the  individual  interests  of  our  staff  with the investment results generated on behalf of our clients. The primary components of this  system  are  base  compensation,  incentive bonus, and long term incentive units  (LTIP).  We  strive  to  provide  our staff with competitive salaries and incentive  compensation  that is driven by peer data and investment performance.
In  addition,  our key staff will benefit by the overall success of our business in both the short term (incentive bonus) and the long term (LTIP), ensuring that monetary reward is competitive and reflective of the investment results received by  our  clients.

     RCM  compensates  its  portfolio  managers  using  one  of two compensation programs.  The  first  program  consists  of  a  base  salary,  a variable bonus opportunity,  and  a  benefits package (the "Bonus Program").  The other program consists  of profit sharing relating to the profits generated by the mutual fund managed  by  a  particular  portfolio  manager  (the  "Profit  Program").

Bonus  Program
--------------

                                      D-63

     Base Salary - Each Portfolio Manager is paid a fixed base salary set at a
     -----------
     competitive level, taking into consideration the Portfolio Manager's experience and responsibilities, as determined by RCM.

     Annual Bonus and profit sharing opportunity - Each Portfolio Manager's
     -------------------------------------------
     compensation is directly affected by the performance of the individual portfolios he or she manages, as well as the performance of the individual's portfolio management team and the overall success of the firm.
     A target bonus amount is established at the beginning of the year based on peer data. The target bonus is subject to an increase or decrease at year-end based on firm profitability and individual performance. The individual performance criterion is derived from a calculation using both quantitative and qualitative factors. Approximately 70% of the individual's performance rating is quantities, based on the pre-tax investment performance of the accounts managed by both the team and the individual, with 50% of the performance rating measured relative to the relevant portfolio/Fund's benchmark and 50% of the rating measured relative to the performance of an appropriate peer group (either the relevant Fund's Lipper or institutional peer group). Performance is calculated over a three year trailing period. The remaining 30% of the bonus is based on a qualitative review of the individual's performance (with 10% from peer reviews and 20%
     from the appraisal by the individual's manager).

     Additional Incentives - Our key staff will benefit by the overall success
     ---------------------
     of our business in both the short term (incentive bonus) and the long term
     (LTIP), ensuring that monetary reward is competitive and reflective of the investment results received by our clients over the various market cycles.

Profit  Program
---------------

     RCM  compensates  the  portfolio  managers  of the RCM Technology Portfolio under the Profit Program.  In the Profit Program portfolio managers share in the profits  generated  by  the mutual fund they manage.  In this program, portfolio managers  receive  compensation  based on the revenues produced by a mutual fund less  designated  expenses  incurred by RCM to manage the Portfolio.  Under this program  portfolio managers also are eligible to participate in the LTIP program and  the  retirement  plans  referenced  above.

Ownership of Securities

PORTFOLIO             $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER       NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
------------  ----  -------  --------  --------  ---------  ----------  ----------

Walter Price
------------
Huachen Chen
------------

Rainier Large Cap Equity Portfolio
----------------------------------

                                      D-64

------
Other Accounts Managed

                                                                                         ACCOUNTS WITH
                                                                                        RESPECT TO WHICH
                                                                                        THE ADVISORY FEE
                                                                                        IS BASED ON THE
                                                                                         PERFORMANCE OF
                                        OTHER ACCOUNTS MANAGED                            THE ACCOUNT
                   -----------------------------------------------------------  ------------------------------
                                                      NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                    ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                  CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
-----------------  --------------------------------  -----------  ------------  ----------------  ------------

James R. Margard   Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Daniel M. Brewer   Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Mark W. Broughton  Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Stacie L. Cowell   Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Mark H. Dawson     Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Andrea L Durbin    Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Peter M. Musser    Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------

Material Conflicts of Interest

     The compensation paid to the Adviser for managing the Portfolio is based only on a percentage of assets under management.  Portfolio managers benefit from the Adviser's revenues and profitability.  But no portfolio managers are compensated based directly on fee revenue earned by the Adviser on particular accounts in a way that would create a material conflict of interest in favoring particular accounts over other accounts.

     Execution and research services provided by brokers may not always be utilized in connection with the Portfolio or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services.  The Adviser allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

                                      D-65

     If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Portfolio or other client account, the Portfolio may not be able to take full advantage of that opportunity.  To mitigate this conflict of interest, the Adviser may aggregate orders of the portfolios it advises with orders from its other client accounts in order to ensure that all clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

Compensation

     All portfolio managers are compensated by the Portfolio's Adviser.  All portfolio managers receive a fixed salary. Portfolio managers who are shareholders (principals)  receive a dividend based on the number of Rainier
Investment Management shares owned.  Portfolio managers who are neither shareholders nor principals receive an annual subjective bonus based on the employee's contribution to the performance of the Portfolio and other accounts that he or she manages, as well as the employee's teamwork, constructive attitude and other contributions to the Adviser's business, but not based on the size of the portfolio or assets under management. The measurement of a non-shareholder portfolio manager's contribution to the performance of a
Portfolio is not strictly a quantitative measurement of security performance compared to a benchmark.  However, attribution analysis comparing performance of the portfolio holdings to a benchmark for the industry for which the portfolio manager has responsibility is normally reviewed.  Typically, periods of one and three years receive greatest scrutiny in performance evaluations, without regard to the effect any taxes would have on those portfolio recommendations.

Ownership of Securities

PORTFOLIO                  $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER            NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
-----------------  ----  -------  --------  --------  ---------  ----------  ----------

James R. Margard
-----------------
Daniel M. Brewer
-----------------
Mark W. Broughton
-----------------
Stacie L. Cowell
-----------------
Mark H. Dawson
-----------------
Andrea L Durbin
-----------------
Peter M. Musser
-----------------

T. Rowe Price Mid Cap Growth Portfolio
--------------------------------------

Other Accounts Managed

                                                                                         ACCOUNTS WITH
                                                                                        RESPECT TO WHICH
                                                                                        THE ADVISORY FEE
                                                                                        IS BASED ON THE
                                                                                         PERFORMANCE OF
                                       OTHER ACCOUNTS MANAGED*                             THE ACCOUNT
                   -----------------------------------------------------------  ------------------------------
                                                      NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                    ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                  CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
-----------------  --------------------------------  -----------  ------------  ----------------  ------------

Brian Berghuis     Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------

                                      D-66

*  Please note the information above does not include any of the funds for which
T.  Rowe  Price  serves  as  adviser  for  MetLife  Advisers,  LLC.

Material Conflicts of Interest

     Portfolio managers at T. Rowe Price typically manage multiple accounts.
These accounts may include, among others, mutual funds, separate accounts
(assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), offshore funds, and commingled trust accounts.
Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio.
Consequently, portfolio managers may purchase (or sell) securities for one
portfolio and not another portfolio.   T. Rowe Price has adopted brokerage and
trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients.  Also, our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

Compensation

     Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

     Investment performance over one-, three-, five-, and 10-year periods is the most  important  input.  We  evaluate  performance  in  absolute,  relative, and risk-adjusted  terms.  Relative  performance  and  risk-adjusted performance are determined  with  reference  to  the  broad  based  index  (ex.  S&P500)  and an applicable  Lipper  index  (ex.  Mid-Cap Growth), though other benchmarks may be used  as  well. Investment results are also compared to comparably managed funds of  competitive  investment  management  firms.

     Performance  is primarily measured on a pre-tax basis though tax-efficiency is  considered  and  is  especially  important  for  tax efficient funds.  It is important to note that compensation is viewed with a long term time horizon. The more  consistent  a manager's performance over time, the higher the compensation opportunity.  The increase or decrease in a fund's assets due to the purchase or sale  of  fund  shares  is  not  considered  a  material  factor.

     Contribution  to  our  overall  investment  process  is  an  important consideration  as  well.  Sharing  ideas  with other portfolio managers, working effectively  with  and  mentoring our younger analysts, and being good corporate citizens  are  important  components  of  our  long  term success and are highly valued.

     All  employees  of T. Rowe Price, including portfolio managers, participate in  a  401(k)  plan sponsored by T. Rowe Price Group. In addition, all employees are  eligible  to  purchase T. Rowe Price common stock through an employee stock purchase  plan  that  features  a  limited  corporate  matching  contribution.
Eligibility for and participation in these plans is on the same basis as for all employees.  Finally,  all  vice presidents of T. Rowe Price Group, including all portfolio  managers,  receive  supplemental  medical/hospital  reimbursement benefits.

     This  compensation  structure  is  used  for  all portfolios managed by the portfolio  manager.

Ownership of Securities

                                      D-67

PORTFOLIO          $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER    NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
---------  ----  -------  --------  --------  ---------  ----------  ----------

Brian
Berghuis
---------

Met/Templeton Growth Portfolio
------------------------------

Other Accounts Managed

                                                                                           ACCOUNTS WITH
                                                                                          RESPECT TO WHICH
                                                                                          THE ADVISORY FEE
                                                                                          IS BASED ON THE
                                                                                           PERFORMANCE OF
                                                  OTHER ACCOUNTS MANAGED                    THE ACCOUNT
                     -----------------------------------------------------------  ------------------------------
                                                        NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                      ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                    CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
-------------------  --------------------------------  -----------  ------------  ----------------  ------------

Cindy Sweeting, CFA  Registered Investment Companies
-------------------  --------------------------------
                     Other Pooled Investment Vehicles
                     --------------------------------
                     Other Accounts
                     --------------------------------
Tucker Scott, CFA    Registered Investment Companies
-------------------  --------------------------------
                     Other Pooled Investment Vehicles
                     --------------------------------
                     Other Accounts
                     --------------------------------
Lisa Myers, CFA      Registered Investment Companies
-------------------  --------------------------------
                     Other Pooled Investment Vehicles
                     --------------------------------
                     Other Accounts
                     --------------------------------

Material Conflicts of Interest

     The management of multiple funds, including the Portfolio, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Portfolio.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the
Portfolio. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the
Portfolio may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

                                      D-68

     The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

     Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

     The manager and the Portfolio have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation

     The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.
Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

     Base salary - Each portfolio manager is paid a base salary.
     -----------

     Annual bonus - Annual bonuses are structured to align the interests of the
     ------------
     portfolio manager with those of the Portfolio's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin
     Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin
     Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Portfolio shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the
     Portfolio, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

     -    Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

     -    Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

                                      D-69

     -    Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

     -    Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION.  Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Ownership of Securities

                           $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
PORTFOLIO MANAGER  NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
-----------------  ----  -------  --------  --------  ---------  ----------  ----------

Cindy Sweeting,
CFA
-----------------
Tucker Scott, CFA
-----------------
Lisa Myers, CFA
-----------------

Met/Templeton  International  Bond  Portfolio
---------------------------------------------

Other Accounts Managed

                                                                                                 ACCOUNTS WITH
                                                                                                RESPECT TO WHICH
                                                                                                THE ADVISORY FEE
                                                                                                IS BASED ON THE
                                                                                                 PERFORMANCE OF
                                                OTHER ACCOUNTS MANAGED                            THE ACCOUNT
                           -----------------------------------------------------------  ------------------------------
                                                              NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                            ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                          CATEGORY OF ACCOUNT1         CATEGORY1   IN CATEGORY1     CATEGORY1      IN CATEGORY1
-------------------------  --------------------------------  -----------  ------------  ----------------  ------------

Michael Hasenstab, Ph. D.  Registered investment Companies
-------------------------  --------------------------------
                           Other Pooled Investment Vehicles
                           --------------------------------
                           Other Accounts
                           --------------------------------
1 Information is as of _______, 2009.

Material Conflicts of Interest

     The management of multiple funds, including the Portfolio, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and

                                      D-70

attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Portfolio.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the
Portfolio may outperform the securities selected for the Portfolio. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

     The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

     Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

     The manager and the Portfolio have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation

     The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.
Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

     Base salary - Each portfolio manager is paid a base salary.
     -----------

     Annual bonus - Annual bonuses are structured to align the interests of the
     ------------
     portfolio manager with those of the Portfolio's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin
     Resources, Inc. ("Resources") stock (17.5% to 25%) and mutual fund shares
     (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Portfolio shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the
     Portfolio, have discretion in the granting of annual bonuses to portfolio

                                      D-71

     managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

     -    Investment performance. Primary consideration is given to the historic investment performance of all accounts managed by the portfolio manager over the 1, 3 and 5 preceding years measured against risk benchmarks developed by the fixed income management team. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

     -    Non-investment performance. The more qualitative contributions of the portfolio manager to the manager's business and the investment management team, including business knowledge, productivity, customer service, creativity, and contribution to team goals, are evaluated in determining the amount of any bonus award.

     -    Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

     Additional long-term equity-based compensation - Portfolio managers may
     ----------------------------------------------
     also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Ownership of Securities

PORTFOLIO                         $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER                   NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
------------------------  ----  -------  --------  --------  ---------  ----------  ----------

Michael Hasenstab, Ph.D.
------------------------

Third Avenue Small Cap Value Portfolio
--------------------------------------

Other Accounts Managed

                                                                                         ACCOUNTS WITH
                                                                                        RESPECT TO WHICH
                                                                                        THE ADVISORY FEE
                                                                                        IS BASED ON THE
                                                                                         PERFORMANCE OF
                                        OTHER ACCOUNTS MANAGED                            THE ACCOUNT
                   -----------------------------------------------------------  ------------------------------
                                                      NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                    ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                  CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
-----------------  --------------------------------  -----------  ------------  ----------------  ------------

Curtis Jensen      Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Ian Lapey          Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Kathleen Crawford  Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------

                                      D-72

*Curtis Jensen manages these accounts in a personal capacity and receives no advisory fee for these accounts.

Material  Conflicts  of  Interest

     Circumstances  may  arise  under  which  Third  Avenue  Management LLC (the
"Adviser") determines that, while it would be both desirable and suitable that a particular  security or other investment be purchased or sold for the account of more  than  one  of its client accounts, there is a limited supply or demand for the  security  or  other  investment.  Each  portfolio  manager  also may manage accounts  whose  investment  strategies  may at times be opposed to the strategy utilized  for the Portfolio.  The Adviser has adopted policies and procedures to monitor and manage these potential conflicts of interest to protect its clients'
interests.

Compensation

     Each portfolio manager receives a fixed base salary and a cash bonus, payable each year. A portion of the bonus is deferred, pursuant to a deferred compensation plan of the Adviser. The bonus is determined in the discretion of senior management of the Adviser, and is based on a qualitative analysis of several factors, including the profitability of the Adviser and the contribution of the individual employee. Portfolio managers who perform additional management functions within the Adviser may receive additional compensation in these other capacities.

Ownership of Securities

PORTFOLIO          $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER    NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
---------  ----  -------  --------  --------  ---------  ----------  ----------

Curtis
Jensen
---------
Ian Lapey
---------
Kathleen
Crawford
---------

Turner Mid Cap Growth Portfolio
-------------------------------

Other Accounts Managed

                                                                                             ACCOUNTS WITH
                                                                                            RESPECT TO WHICH
                                                                                            THE ADVISORY FEE
                                                                                            IS BASED ON THE
                                                                                             PERFORMANCE OF
                                            OTHER ACCOUNTS MANAGED                            THE ACCOUNT
                       -----------------------------------------------------------  ------------------------------
                                                          NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                CATEGORY OF             ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                            ACCOUNT                CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
---------------------  --------------------------------  -----------  ------------  ----------------  ------------

Christopher K. McHugh  Registered Investment Companies
---------------------  --------------------------------
                       Other Pooled Investment Vehicles
                       --------------------------------
                       Other Accounts
                       --------------------------------
Jason D. Schrotberger  Registered Investment Companies
---------------------  --------------------------------
                       Other Pooled Investment Vehicles
                       --------------------------------
                       Other Accounts
                       --------------------------------
Tara R. Hedlund        Registered Investment Companies
---------------------  --------------------------------
                       Other Pooled Investment Vehicles
                       --------------------------------
                       Other Accounts
                       --------------------------------

                                      D-73

Material Conflicts of Interest

     As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Portfolio where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading,  and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

Compensation

     Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards.  Turner believes this compensation provides incentive to attract and retain highly qualified people.

     The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will"
factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development.  Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer , Robert E.
Turner, CFA, is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation

Ownership of Securities
PORTFOLIO             $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER       NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
------------  ----  -------  --------  --------  ---------  ----------  ----------

Christopher
McHugh
------------
Jason
Schrotberger
------------
Tara Hedlund
------------

                                      D-74

Van Kampen Comstock Portfolio
-----------------------------

Other Accounts Managed

                                                                                          ACCOUNTS WITH
                                                                                         RESPECT TO WHICH
                                                                                         THE ADVISORY FEE
                                                                                         IS BASED ON THE
                                                                                          PERFORMANCE OF
                                         OTHER ACCOUNTS MANAGED                            THE ACCOUNT
                    -----------------------------------------------------------  ------------------------------
                                                       NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                     ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                   CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
------------------  --------------------------------  -----------  ------------  ----------------  ------------

Jason S. Leder      Registered Investment Companies
------------------  --------------------------------
                    Other Pooled Investment Vehicles
                    --------------------------------
                    Other Accounts
                    --------------------------------
Kevin C. Holt       Registered Investment Companies
------------------  --------------------------------
                    Other Pooled Investment Vehicles
                    --------------------------------
                    Other Accounts
                    --------------------------------
James N. Warwick    Registered Investment Companies
------------------  --------------------------------
                    Other Pooled Investment Vehicles
                    --------------------------------
                    Other Accounts
                    --------------------------------
Devin E. Armstrong  Registered Investment Companies
------------------  --------------------------------
                    Other Pooled Investment Vehicles
                    --------------------------------
                    Other Accounts
                    --------------------------------

Material Conflicts of Interest

     Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the
Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio.  In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser's employee benefits and/or deferred compensation plans.  The portfolio manager may have an incentive to favor these accounts over others.  If the Investment Adviser manages accounts that

                                      D-75

engage in short sales of securities of the type in which the Portfolio invests, the Investment Adviser could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.  The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Compensation

     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager[s].

Base Salary Compensation
------------------------

     Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser [and/or Sub-Adviser].

Discretionary Compensation
--------------------------

     In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

     -    Cash Bonus

     Morgan Stanley's Long Term Incentive Compensation awards-a mandatory
     --------------------------------------------------------
     program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

Investment Management Alignment Plan (IMAP) awards- a mandatory program that
--------------------------------------------------
defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser [and/or Sub-Adviser] or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their
IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the
Portfolio.

Voluntary Deferred Compensation Plans-voluntary programs that permit certain
-------------------------------------
employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Investment
Adviser [and/or Sub-Adviser] or its affiliates.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

     -    Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a
          fund's/account's primary benchmark (as set forth in the Portfolio's prospectus), indices

                                      D-76

          and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

     -    Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

     -    Contribution to the business objectives of the Investment Adviser
          [and/or Sub-Adviser].

     -    The dollar amount of assets managed by the portfolio manager.

     -    Market compensation survey research by independent third parties.

     -    Other qualitative factors, such as contributions to client objectives.

     -    Performance of Morgan Stanley and Morgan Stanley Investment
          Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Ownership of Securities

                            $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
PORTFOLIO MANAGER   NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
------------------  ----  -------  --------  --------  ---------  ----------  ----------

Jason S. Leder
------------------
Kevin C. Holt
------------------
James N. Warwick
------------------
Devin E. Armstrong
------------------

Van Kampen Mid Cap Growth Portfolio
-----------------------------------

Other Accounts Managed

                                                                                         ACCOUNTS WITH
                                                                                        RESPECT TO WHICH
                                                                                        THE ADVISORY FEE
                                                                                        IS BASED ON THE
                                                                                         PERFORMANCE OF
                                        OTHER ACCOUNTS MANAGED                            THE ACCOUNT
                   -----------------------------------------------------------  ------------------------------
                                                      NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                    ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                  CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
-----------------  --------------------------------  -----------  ------------  ----------------  ------------

Dennis Lynch       Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
David Cohen        Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Sam Chainani       Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Alexander Norton   Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Jason Yeung        Registered Investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------
Armistead Nash     Registered investment Companies
-----------------  --------------------------------
                   Other Pooled Investment Vehicles
                   --------------------------------
                   Other Accounts
                   --------------------------------

                                      D-77

Material Conflicts of Interest

     Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the
Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio.  In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser's employee benefits and/or deferred compensation plans.  The portfolio manager may have an incentive to favor these accounts over others.  If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Portfolio invests, the
Investment Adviser could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.  The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Compensation

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager[s].

Base Salary Compensation
------------------------

     Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser [and/or Sub-Adviser].

Discretionary Compensation
--------------------------

                                      D-78

     In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

     -    Cash Bonus

     Morgan Stanley's Long Term Incentive Compensation awards-a mandatory
     --------------------------------------------------------
     program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

     -    Investment Management Alignment Plan (IMAP) awards- a mandatory
          --------------------------------------------------
          that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment
          Adviser [and/or Sub-Adviser] or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the
          Portfolio.

     -    Voluntary Deferred Compensation Plans-voluntary programs that
          -------------------------------------
          permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Investment Adviser [and/or Sub-Adviser]
          or its affiliates.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

     -    Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a
          fund's/account's primary benchmark (as set forth in the Portfolio's prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

     -    Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

     -    Contribution to the business objectives of the Investment Adviser
          [and/or Sub-Adviser].

     -    The dollar amount of assets managed by the portfolio manager.

     -    Market compensation survey research by independent third parties.

     -    Other qualitative factors, such as contributions to client objectives.

     -    Performance of Morgan Stanley and Morgan Stanley Investment
          Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Ownership of Securities

PORTFOLIO                 $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER           NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
----------------  ----  -------  --------  --------  ---------  ----------  ----------

Dennis Lynch
----------------
David Cohen
----------------
Sam Chainani
----------------
Alexander Norton
----------------
Jason Yeung
----------------
Armistead Nash
----------------

                                      D-79

American Funds Balanced Allocation Portfolio, American Funds Growth Allocation
------------------------------------------------------------------------------
Portfolio and American Funds Moderate Allocation Portfolio
----------------------------------------------------------

Other Accounts Managed

                                                                                           ACCOUNTS WITH
                                                                                          RESPECT TO WHICH
                                                                                          THE ADVISORY FEE
                                                                                          IS BASED ON THE
                                                                                           PERFORMANCE OF
                                          OTHER ACCOUNTS MANAGED                             THE ACCOUNT
                     -----------------------------------------------------------  ------------------------------
                                                        NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                      ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                    CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
-------------------  --------------------------------  -----------  ------------  ----------------  ------------

Jeffrey L. Bernier   Registered Investment Companies
-------------------  --------------------------------
                     Other Pooled Investment Vehicles
                     --------------------------------
                     Other Accounts
                     --------------------------------
Elizabeth M. Forget  Registered Investment Companies
-------------------  --------------------------------
                     Other Pooled Investment Vehicles
                     --------------------------------
                     Other Accounts
                     --------------------------------
Alan Leland          Registered Investment Companies
-------------------  --------------------------------
                     Other Pooled Investment Vehicles
                     --------------------------------
                     Other Accounts
                     --------------------------------
Darrel A. Olson      Registered Investment Companies
-------------------  --------------------------------
                     Other Pooled Investment Vehicles
                     --------------------------------
                     Other Accounts
                     --------------------------------
Thomas C. McDevitt   Registered Investment Companies
-------------------  --------------------------------
                     Other Pooled Investment Vehicles
                     --------------------------------
                     Other Accounts
                     --------------------------------

Material Conflicts of Interest

     MetLife Advisers, LLC is not aware of any material conflicts of interest that may arise in connection with the management of the Asset Allocation
Portfolios and the management of the other accounts included in the table above.

Compensation

                                      D-80

     The portfolio managers for the Asset Allocation Portfolios are compensated following MetLife's compensation methodology, which applies to all employees.
Employees receive a salary and are eligible to receive an incentive bonus.  The portfolio managers receive a majority of their compensation in the form of base salary.  The size of the incentive pool is based on various factors, including
MetLife-wide performance and business unit performance.  The bonus for each individual is based on a number of qualitative and quantitative performance factors.  These factors include performance versus individual goals and objectives, judgment, communications skills, innovation and teamwork.  Years of experience and level of responsibility also are factors in determining bonus size.  This bonus is not tied directly to the performance of Portfolios or the other accounts included in the tables above.  All employees are eligible for participation in MetLife's retirement plan, which applies to all company employees.

The portfolio managers who are officers of MetLife are eligible to participate in its deferred  compensation program, which allows officers to elect to defer a portion of their total annual compensation.  Certain senior officers of MetLife are also eligible to receive Long-Term Incentive payments (LTIs).  LTIs may be comprised of stock options, performance shares and cash.  They give eligible employees a stake in MetLife's long-term performance as well as providing such employees with an opportunity for significant financial gain when MetLife experiences financial success.  Stock options are granted to eligible employees on an annual basis and provide the potential for financial gain, without personal investment, equal to the increase in the price of MetLife stock from the price on the date of grant.  Eligible employees have a ten-year exercise period for vested options.  Performance shares are awarded to certain senior officers as part of a three-year plan.  At the end of the three-year period, the number of shares awarded is adjusted up or down based on business performance over the period.  The primary performance measures are total shareholder return and operating earnings per share.  Adjusted performance share awards can range from zero to 200% of the original grant.

Ownership of Securities

PORTFOLIO                    $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER              NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
-------------------  ----  -------  --------  --------  ---------  ----------  ----------

Jeffrey L. Bernier
-------------------
Elizabeth M. Forget
-------------------
Alan Leland
-------------------
Darrel A. Olson
-------------------
Thomas C. McDevitt
-------------------

MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio,
---------------------------------------------------------------------------
MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio and
---------------------------------------------------------------------------
MetLife Moderate Strategy Portfolio
-----------------------------------

                                      D-81

Other Accounts Managed

                                                                                           ACCOUNTS WITH
                                                                                          RESPECT TO WHICH
                                                                                          THE ADVISORY FEE
                                                                                          IS BASED ON THE
                                                                                           PERFORMANCE OF
                                         OTHER ACCOUNTS MANAGED                             THE ACCOUNT
                     -----------------------------------------------------------  ------------------------------
                                                        NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                      ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                    CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
-------------------  --------------------------------  -----------  ------------  ----------------  ------------

Jeffrey L. Bernier   Registered Investment Companies
-------------------  --------------------------------
                     Other Pooled Investment Vehicles
                     --------------------------------
                     Other Accounts
                     --------------------------------
Elizabeth M. Forget  Registered Investment Companies
-------------------  --------------------------------
                     Other Pooled Investment Vehicles
                     --------------------------------
                     Other Accounts
                     --------------------------------
Alan Leland          Registered Investment Companies
-------------------  --------------------------------
                     Other Pooled Investment Vehicles
                     --------------------------------
                     Other Accounts
                     --------------------------------
Darrel A. Olson      Registered Investment Companies
-------------------  --------------------------------
                     Other Pooled Investment Vehicles
                     --------------------------------
                     Other Accounts
                     --------------------------------
Thomas C. McDevitt   Registered Investment Companies
-------------------  --------------------------------
                     Other Pooled Investment Vehicles
                     --------------------------------
                     Other Accounts
                     --------------------------------

Material Conflicts of Interest

     MetLife Advisers, LLC is not aware of any material conflicts of interest that may arise in connection with the management of the Asset Allocation
Portfolios and the management of the other accounts included in the table above.

Compensation

     The portfolio managers for the Asset Allocation Portfolios are compensated following MetLife's compensation methodology, which applies to all employees.
Employees receive a salary and are eligible to receive an incentive bonus.  The portfolio managers receive a majority of their compensation in the form of base salary.  The size of the incentive pool is based on various factors, including
MetLife-wide performance and business unit performance.  The bonus for each individual is based on a number of qualitative and quantitative performance factors.  These factors include performance versus individual goals and objectives, judgment, communications skills, innovation and teamwork.  Years of experience and level of responsibility also are factors in determining bonus size.  This bonus is not tied directly to the performance of Portfolios or the other accounts included in the tables above.  All employees are eligible for participation in MetLife's retirement plan, which applies to all company employees.
The portfolio managers who are officers of MetLife are eligible to participate in its deferred compensation program, which allows officers to elect to defer a portion of their total annual compensation.  Certain senior officers of MetLife are also eligible to receive Long-Term Incentive payments (LTIs).  LTIs may be comprised of stock options, performance shares and cash.  They give eligible employees a stake in MetLife's long-term performance as well as providing such employees with an opportunity for significant financial gain when MetLife experiences financial success.  Stock options

                                      D-82

are granted to eligible employees on an annual basis and provide the potential for financial gain, without personal investment, equal to the increase in the price of MetLife stock from the price on the date of grant.  Eligible employees have a ten-year exercise period for vested options.  Performance shares are awarded to certain senior officers as part of a three-year plan.  At the end of the three-year period, the number of shares awarded is adjusted up or down based on business performance over the period.  The primary performance measures are total shareholder return and operating earnings per share.  Adjusted performance share awards can range from zero to 200% of the original grant.

Ownership of Securities

PORTFOLIO                    $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
MANAGER              NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
-------------------  ----  -------  --------  --------  ---------  ----------  ----------

Jeffrey L. Bernier
-------------------
Elizabeth M. Forget
-------------------
Alan Leland
-------------------
Darrel A. Olson
-------------------
Thomas C. McDevitt
-------------------

Met/Franklin Templeton Founding Strategy Portfolio
--------------------------------------------------

Other Accounts Managed

                                                                                           ACCOUNTS WITH
                                                                                          RESPECT TO WHICH
                                                                                          THE ADVISORY FEE
                                                                                          IS BASED ON THE
                                                                                           PERFORMANCE OF
                                          OTHER ACCOUNTS MANAGED                            THE ACCOUNT
                     -----------------------------------------------------------  ------------------------------
                                                        NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS
NAME OF PORTFOLIO                                      ACCOUNTS IN  IN ACCOUNTS     ACCOUNTS IN     IN ACCOUNTS
MANAGER                    CATEGORY OF ACCOUNT          CATEGORY    IN CATEGORY       CATEGORY      IN CATEGORY
-------------------  --------------------------------  -----------  ------------  ----------------  ------------

Jeffrey L. Bernier   Registered Investment Companies
-------------------  --------------------------------
                     Other Pooled Investment Vehicles
                     --------------------------------
                     Other Accounts
                     --------------------------------
Elizabeth M. Forget  Registered Investment Companies
-------------------  --------------------------------
                     Other Pooled Investment Vehicles
                     --------------------------------
                     Other Accounts
                     --------------------------------
Alan Leland          Registered Investment Companies
-------------------  --------------------------------
                     Other Pooled Investment Vehicles
                     --------------------------------
                     Other Accounts
                     --------------------------------
Darrel A. Olson      Registered Investment Companies
-------------------  --------------------------------
                     Other Pooled Investment Vehicles
                     --------------------------------
                     Other Accounts
                     --------------------------------
Thomas C. McDevitt   Registered Investment Companies
-------------------  --------------------------------
                     Other Pooled Investment Vehicles
                     --------------------------------
                     Other Accounts
                     --------------------------------

                                      D-83

Material Conflicts of Interest

     MetLife Advisers, LLC is not aware of any material conflicts of interest that may arise in connection with the management of the Asset Allocation
Portfolios and the management of the other accounts included in the table above.

Compensation

     The portfolio managers for the Asset Allocation Portfolios are compensated following MetLife's compensation methodology, which applies to all employees.
Employees receive a salary and are eligible to receive an incentive bonus.  The portfolio managers receive a majority of their compensation in the form of base salary.  The size of the incentive pool is based on various factors, including
MetLife-wide performance and business unit performance.  The bonus for each individual is based on a number of qualitative and quantitative performance factors.  These factors include performance versus individual goals and objectives, judgment, communications skills, innovation and teamwork.  Years of experience and level of responsibility also are factors in determining bonus size.  This bonus is not tied directly to the performance of Portfolios or the other accounts included in the tables above.  All employees are eligible for participation in MetLife's retirement plan, which applies to all company employees.
The portfolio managers who are officers of MetLife are eligible to participate in its deferred compensation program, which allows officers to elect to defer a portion of their total annual compensation.  Certain senior officers of MetLife are also eligible to receive Long-Term Incentive payments (LTIs).  LTIs may be comprised of stock options, performance shares and cash.  They give eligible employees a stake in MetLife's long-term performance as well as providing such employees with an opportunity for significant financial gain when MetLife experiences financial success.  Stock options are granted to eligible employees on an annual basis and provide the potential for financial gain, without personal investment, equal to the increase in the price of MetLife stock from the price on the date of grant.  Eligible employees have a ten-year exercise period for vested options.  Performance shares are awarded to certain senior officers as part of a three-year plan.  At the end of the three-year period, the number of shares awarded is adjusted up or down based on business performance over the period.  The primary performance measures are total shareholder return and operating earnings per share.  Adjusted performance share awards can range from zero to 200% of the original grant.

                                      D-84

Ownership of Securities

                            $1-    $10,001-  $50,001-  $100,001-  $500,001-      OVER
PORTFOLIO MANAGER    NONE  $10,000  $50,000   $100,000  $500,000   $1,000,000  $1,000,000
-------------------  ----  -------  --------  --------  ---------  ----------  ----------

Jeffrey L. Bernier
-------------------
Elizabeth M. Forget
-------------------
Alan Leland
-------------------
Darrel A. Olson
-------------------
Thomas C. McDevitt
-------------------

                                      D-85


                       STATEMENT OF ADDITIONAL INFORMATION

                           MET INVESTORS SERIES TRUST

                                   Portfolios

                        American Funds(R) Bond Portfolio
                       American Funds(R) Growth Portfolio
                    American Funds(R) International Portfolio

     This Statement of Additional Information provides supplementary information pertaining  to  shares  of three  investment  portfolios  ("Portfolios")  of Met
Investors  Series  Trust  (the  "Trust"),  an  open-end,  management  investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Summary  Prospectuses and Prospectuses dated May
1, 2010 for the Class C shares of the American Funds(R) Bond Portfolio, American
Funds(R) Growth Portfolio and American  Funds(R)  International  Portfolio which may be  obtained  by writing  the Trust at 5 Park  Plaza,  Suite  1900,  Irvine,
California 92614 or by calling (800) 848-3854.  Unless otherwise defined herein, capitalized terms have the meanings given to them in each Summary Prospectus and
Prospectus.

     The audited financial statements described in "Financial Statements" herein for the period ended  December 31, 2009,  including  the  financial  highlights, appearing in the Trust's Annual Reports to  Shareholders,  filed  electronically with the Securities and Exchange  Commission ("SEC") on March __, 2010 (File No.
811-10183), are incorporated by reference and made part of this document.

     No  person  has  been  authorized  to give any  information  or to make any representation not contained in this Statement of Additional Information, in the
Summary  Prospectuses  or in the  Prospectuses  and,  if  given  or  made,  such information or representation must not be relied upon as having been authorized.
This Statement of Additional  Information does not constitute an offering of any securities other than the registered  securities to which it relates or an offer to any person in any state or other  jurisdiction  of the  United  States or any country where such offer would be unlawful.

         The date of this Statement of Additional Information is May 1, 2010.

<

                                                                                                               Page
MASTER FEEDER STRUCTURE...........................................................................................3
INVESTMENT OBJECTIVES AND POLICIES................................................................................4


         Trustees and Officers...................................................................................10
         Board Leadership Structure.............................................................................14
               =====================
         Board Oversight of Trust Risk...........................................................................15
         ==========================================================================================================
         Experience of Trustees..................................................................................16
         ==========================================================================================================
         Compensation of the Trustees...........................................................................16
                                                                                                                 =
         Indemnification of Trustees and Officers...............................................................17
                                                                                                                 =
         Trustees' and Officers' Share Ownership................................................................17
                                                                                                                 =
         Proxy Voting Policies and Procedures...................................................................18
                                                                                                                 =
         Proxy Voting Records...................................................................................18
                                                                                                                 =
         Portfolio Holdings Disclosure Policy...................................................................18
                                                                                                                 =
INVESTMENT ADVISORY AND OTHER SERVICES..........................................................................20
                                                                                                                 =
         The Adviser............................................................................................20
              ====================================================================================================
         Master Funds...........................................................................................23
                                                                                                                 =
         The Administrator......................................................................................23
                                                                                                                 =
         The Distributor........................................................................................23
                                                                                                                 =
         Rule 12b-1 Plan of the Master Funds....................................................................25
                                                                                                                 =
         Code of Ethics.........................................................................................26
                                                                                                                 =
         Custodian..............................................................................................26
                                                                                                                 =
         Transfer Agent.........................................................................................26
                                                                                                                 =
         Legal Matters..........................................................................................26
                                                                                                                 =
         Independent Registered Public Accounting Firm..........................................................26
                                                                                                                 =
REDEMPTION OF SHARES............................................................................................26
                                                                                                                 =
NET ASSET VALUE.................................................................................................26
                                                                                                                 =
FEDERAL INCOME TAXES............................................................................................27
                                                                                                                 =
ORGANIZATION AND CAPITALIZATION OF THE TRUST....................................................................29
                                                                                                                 =
FINANCIAL STATEMENTS............................................................................................31
                                                                                                                 =
Appendix A (Securities Ratings)................................................................................A-1

Appendix B (Proxy Voting Policies and Procedures)..............................................................B-1

..........                                         MASTER FEEDER STRUCTURE

     Each  Portfolio  described  in this  Statement  of  Additional  Information operates  as a  "feeder  fund"  which  means  that  the  Portfolio  does not buy investment securities directly.  Instead, it invests in a "Master Fund" which in turn purchases  investment  securities.  Each Portfolio has essentially the same investment  objective and  limitations as its Master Fund. Each Master Fund is a series of American Funds Insurance  Series  ("American  Funds").  Each Portfolio
will  purchase  Class 1 shares  of the  corresponding  Master  Fund as set forth below:

---------------------------------------------------------------------- -------------------------------------------------
TRUST PORTFOLIO                                                        AMERICAN FUNDS MASTER FUND
---------------------------------------------------------------------- -------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
American Funds(R) Bond Portfolio                                       Bond Fund
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
American Funds(R) Growth Portfolio                                     Growth Fund
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
American Funds(R) International Portfolio                              International Fund
------------------------------------------------------------------------------------------------------------------------

     As a shareholder  in a Master Fund, a Portfolio  bears its ratable share of the Master  Fund's  expenses  including  advisory  and  administration  fees.  A
Portfolio may withdraw its entire  investment from a Master Fund at any time the
Trust's Adviser, subject to approval of the Board of Trustees,  decides it is in the best interest of the shareholders of the Portfolio to do so.

     The Board of Trustees of the Master Fund formulates the general policies of
each  Master  Fund  and  meets   periodically   to  review  each  Master  Fund's
performance,  monitor  investment  activities  and  practices  and discuss other matters affecting each Master Fund.

     THE STATEMENT OF ADDITIONAL  INFORMATION  FOR THE MASTER FUNDS IS DELIVERED
TOGETHER WITH THIS STATEMENT OF ADDITIONAL INFORMATION.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment  policies and restrictions of each Master Fund are described in the  statement  of  additional  information  for the  Master  Funds  which is delivered together with this Statement of Additional Information.

     The following  information  supplements  the  discussion of the  investment objectives  and  policies  of the  Portfolios  in the Summary  Prospectuses  and
Prospectuses.

...................Portfolio Turnover
                  ------------------

     The  portfolio  turnover  for the Master  Funds is described in the summary prospectuses and  prospectuses for the Master Funds which is delivered  together
with  the  Summary  Prospectuses  and  Prospectuses,   as  applicable,  for  the
Portfolios.   Higher  portfolio  rates  usually  generate  additional  brokerage commissions and expenses.

...................Repurchase Agreements
                  ---------------------

     Each of the Portfolios may enter into repurchase agreements. Each Portfolio may enter into repurchase  agreements with qualified  banks,  broker-dealers  or other financial institutions as a means of earning a fixed rate of return on its cash  reserves for periods as short as  overnight.  A repurchase  agreement is a contract  pursuant to which a Portfolio,  against  receipt of  securities  of at least equal value including accrued interest,  agrees to advance a specified sum to the  financial  institution  which agrees to reacquire  the  securities  at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered  into by a  Portfolio  will  provide  that the  value of the  collateral underlying  the  repurchase  agreement  will  always  be at  least  equal to the repurchase  price,  including  any  accrued  interest.  A  Portfolio's  right to liquidate such  securities in the event of a default by the seller could involve certain  costs,  losses or delays and, to the extent that proceeds from any sale upon a default of the  obligation  to  repurchase  are less than the  repurchase price, the Portfolio could suffer a loss.

     Under a repurchase agreement,  underlying debt instruments are acquired for a relatively  short period (usually not more than one week and never more than a year) subject to an obligation of the seller to repurchase  and the Portfolio to resell the instrument at a fixed price and time,  thereby  determining the yield during the Portfolio's  holding  period.  This results in a fixed rate of return insulated from market fluctuation during that holding period.

     Repurchase agreements may have the characteristics of loans by a Portfolio.
During the term of the repurchase  agreement,  a Portfolio  retains the security subject  to  the  repurchase  agreement  as  collateral  securing  the  seller's repurchase obligation, continually monitors on a daily basis the market value of the security  subject to the  agreement  and requires the seller to deposit with the  Portfolio  collateral  equal to any amount by which the market value of the security  subject to the  repurchase  agreements  falls below the resale  amount provided under the repurchase agreement.  A Portfolio will enter into repurchase agreements with registered broker-dealers, U.S. government securities dealers or domestic banks whose  creditworthiness  is determined to be  satisfactory by the
Portfolio's  Adviser.  Generally,  a  Portfolio  does not  invest in  repurchase agreements  maturing  in more than seven  days.  The staff of the SEC  currently takes the position that repurchase  agreements  maturing in more than seven days are illiquid securities.

     If a seller under a repurchase  agreement  were to default on the agreement and be unable to repurchase the security  subject to the  repurchase  agreement, the Portfolio  would look to the collateral  underlying the seller's  repurchase agreement,  including  the security  subject to the  repurchase  agreement,  for satisfaction  of the  seller's  obligation  to the  Portfolio.  In the  event  a repurchase agreement is considered a loan and the seller defaults, the Portfolio might  incur  a loss if the  value  of the  collateral  declines  and may  incur disposition  costs in liquidating  the  collateral.  In addition,  if bankruptcy proceedings  are  commenced  with  respect  to the  seller,  realization  of the collateral may be delayed or limited and a loss may be incurred.

......Recent Events
     -------------

     Over the past few  years,  the  United  States  and  other  countries  have experienced  significant  disruptions to their financial  markets  impacting the liquidity and volatility of securities generally,  including securities in which the Master Funds may invest. During periods of extreme market volatility, prices of  securities  held by the  Master  Funds  may be  negatively  impacted  due to imbalances  between  market  participants  seeking  to sell the same or  similar securities and market participants willing or able to buy such securities.  As a result,  the market prices of securities held by the Master Funds could go down, at times  without  regard  to the  financial  condition  of or  specific  events impacting the issuer of the security.

     The  instability in the financial  markets has led the U.S.  government and other governments to take a number of unprecedented  actions designed to support certain  financial  institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.  Federal, state,  and other  governments,  their regulatory  agencies,  or self regulatory organizations  may take actions that affect the regulation of the instruments in which the Portfolios  invest, or the issuers of such  instruments,  in ways that are  unforeseeable.  Legislation  or regulation may also change the way in which the Master Funds themselves are regulated.  Such legislation or regulation could limit or  preclude  the  Master  Funds'  ability  to  achieve  their  investment objectives.

     Governments  or their  agencies  may also  acquire  distressed  assets from financial  institutions and acquire ownership  interests in those  institutions.
The  implications  of government  ownership and  disposition of these assets are unclear,  and such a  program  may have  positive  or  negative  effects  on the liquidity,  valuation and performance of the Master Funds'  portfolio  holdings.
Furthermore,  volatile  financial markets can expose the Master Funds to greater market  and  liquidity  risk  and  potential  difficulty  in  valuing  portfolio instruments  held  by the  Master  Funds.  The  Master  Funds  have  established
procedures  to  assess  the  liquidity  of  portfolio   holdings  and  to  value
instruments  for which market prices may not be readily  available.  The Adviser will  monitor  developments  and  seek to  manage  the  Portfolios  in a  manner consistent with achieving the Portfolios' investment  objectives,  but there can be no assurance that they will be successful in doing so.

                             INVESTMENT RESTRICTIONS

     Each Portfolio has adopted  substantially the same investment  restrictions as the  Master  Fund in which it  invests.  Restriction  numbers  1, 2, 3 and 4, listed in non-fundamental  policies below are, with respect to each Master Fund, fundamental restrictions.

Fundamental Policies

     The following investment  restrictions are fundamental policies,  which may not be changed without the approval of a majority of the  outstanding  shares of the  Portfolio.  As  provided  in the  1940  Act,  a vote of a  majority  of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding  shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the  outstanding  shares of the
Portfolio.

     Each Portfolio may not:

     (1)  Invest more than 5% of the value of its total assets in the securities of any one issuer  provided that this  limitation  shall apply only to
          75% of the value of its total assets and, provided  further,  that the limitation  shall not apply to securities  issued or guaranteed by the
          U.S. government,  its agencies and  instrumentalities or securities of other investment companies.  The short-term  obligations of commercial banks are excluded from this 5% limitation  with respect to 25% of the
          Portfolio's total assets.

     (2)  As to  75%  of  its  total  assets,  purchase  more  than  10%  of the outstanding voting securities of an issuer.

     (3)  Invest more than 25% of its total assets in the  securities of issuers in the same industry. Obligations of the U.S. government, its agencies and  instrumentalities,  are not  subject  to this 25%  limitation  on industry  concentration.  In addition,  the  Portfolio  may, if deemed advisable,  invest more than 25% of its assets in the  obligations  of domestic commercial banks.

     (4)  Invest in real estate (including limited  partnership  interests,  but excluding  securities  of  companies,  such as real estate  investment trusts, which deal in real estate or interests therein).

     (5)  Purchase  commodities  or commodity  contracts;  except that  American
          Funds(R) Growth, American Funds(R) International and American Funds(R)
          Bond  Portfolios  may  engage  in  transactions  involving  currencies
          (including forward or futures contracts and put and call options).

     (6)  Make loans to others  except for (a) the purchase of debt  securities;
          (b)  entering  into  repurchase  agreements;  (c) the  loaning  of its portfolio securities; and (d) entering into loan participations.

     (7)  Borrow money, except from banks for temporary purposes, and then in an amount  not in  excess  of 5% of the  value of the  Portfolio's  total assets.  Moreover,  in the  event  that the  asset  coverage  for such borrowings  falls below 300%, the Portfolio will reduce,  within three days,  in the amount of its  borrowings  in order to provide  for 300%
          asset coverage.

     (8)  Engage in underwriting of securities  issued by others,  except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

     (9)  Invest  in  securities  of  other  investment  companies,   except  as
          permitted by the 1940 Act. Notwithstanding any other investment policy of the Portfolio, the Portfolio may invest all of its net assets in an open-end  investment company having  substantially the same investment objective and limitations as the Portfolio.

Non-Fundamental Policies

     The following  investment  restrictions apply to each Portfolio,  except as noted.  These restrictions may be changed for any Portfolio by the Trust's Board of Trustees without a vote of that Portfolio's shareholders.

     Each Portfolio may not:

     (1)  Invest  in  companies  for  the  purpose  of  exercising   control  or
          management;

     (2)  Purchase securities on margin;

     (3)  Sell  securities  short,  except  to the  extent  that  the  Portfolio contemporaneously  owns or has the right to acquire  at no  additional cost, securities identical to those sold short;

     (4)  Invest in puts, calls, straddles,  spreads or any combination thereof;
          except as described in Fundamental Policy No. 5; and

     (5)  With  respect  to  American  Funds(R)  Bond  Portfolio  only,  invest,
          directly  or  indirectly,   less  than  80%  of  its  assets  in  debt
          securities. Shareholders will be provided with at least 60-days' prior written  notice of any  changes  in the 80%  investment  policy.  Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

                             PERFORMANCE INFORMATION

     Total return and yield will be computed as described below.

Total Return

     Each Portfolio's  "average annual total return" figures described and shown in  the  Prospectus  are  computed  according  to a  formula  prescribed  by the
Securities and Exchange Commission. The formula can be expressed as follows:

                                  P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1000
T = average annual total return
n = number of years
ERV = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 years (or other) periods at the end of the 1, 5, or
10 years (or other) periods (or fractional portion thereof).

     The  calculations of total return assume the  reinvestment of all dividends and capital gain  distributions on the reinvestment  dates during the period and the  deduction of all  recurring  expenses  that were  charged to  shareholders'
accounts.  The total return figures do not reflect charges and deductions  which are, or may be, imposed under the Contracts.

     The  performance  of each Portfolio will vary from time to time in response to fluctuations  in market  conditions,  interest rates,  the composition of the
Portfolio's  investments and expenses.  Consequently,  a Portfolio's performance figures  are  historical  and should  not be  considered  representative  of the performance of the Portfolio for any future period.

Yield

     From  time to  time,  the  Trust  may  quote  the  American  Funds(R)  Bond
Portfolio's  yield and effective yield in  advertisements or in reports or other communications  to  shareholders.  Yield  quotations are expressed in annualized terms and may be quoted on a compounded basis.

     The  30-day  yield  for  the  American  Funds(R)  Bond  Portfolio  will  be calculated  according  to a formula  prescribed  by the SEC.  The formula can be expressed as follows:

                             YIELD = 2[(a-b+1)(6)-1]
                                        cd

Where:  a =   dividends and interest earned during the period
        b =   expenses accrued for the period (net of reimbursement)
        c =   the average daily number of shares outstanding during the period that were entitled to receive dividends
        d =   the net asset value per share on the last day of the period

     For the purpose of  determining  the interest  earned  (variable "a" in the formula) on debt  obligations that were purchased by the Portfolio at a discount or premium,  the formula  generally  calls for  amortization  of the discount or premium;  the amortization  schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

     Yield information is useful in reviewing the Portfolio's  performance,  but because yields fluctuate, such information cannot necessarily be used to compare an investment in the Portfolio's shares with bank deposits, savings accounts and similar  investment  alternatives  which often  provide an agreed or  guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function  of the kind and  quality  of the  instruments  in the  investment portfolio  of the  corresponding  Master  Fund,  portfolio  maturity,  operating expenses and market conditions.

     It should be  recognized  that in periods of declining  interest  rates the yields will tend to be somewhat  higher than  prevailing  market  rates,  and in periods of rising  interest  rates the yields  will tend to be  somewhat  lower.
Also,  when  interest  rates  are  falling,  the  inflow of net new money to the
Portfolio from the continuous  sale of its shares will likely be invested by the
Master Fund in instruments producing lower yields than the balance of the Master
Fund's  investments,  thereby  reducing the current yield of the  Portfolio.  In periods of rising interest rates, the opposite can be expected to occur.

Non-Standardized Performance

     In addition to the performance  information  described above, the Trust may provide total return  information  with respect to the Portfolios for designated periods,  such as for the most recent six months or most recent  twelve  months.
This total  return  information  is computed as described  under "Total  Return"
above except that no annualization is made.

                             PORTFOLIO TRANSACTIONS

     For information regarding portfolio  transactions for each Master Fund, see the  Master  Fund's  statement  of  additional  information  which is  delivered together with this Statement of Additional Information.

                             MANAGEMENT OF THE TRUST

     The Trust is  supervised  by a Board of Trustees  that is  responsible  for representing  the  interests of  shareholders.  The Trustees  meet  periodically throughout  the year to oversee the  Portfolios'  activities,  reviewing,  among other things, each Portfolio's performance and its contractual arrangements with various service providers.  The Trustees elect the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

     Trustees and Officers

     The  Trustees  and  executive  officers of the Trust,  their ages and their principal  occupations  during the past five years are set forth  below.  Unless otherwise  indicated,  the business address of each is 5 Park Plaza, Suite 1900,
Irvine,  California 92614. Each Trustee who is deemed an "interested person," as such term is  defined  in the 1940  Act,  is  indicated  by an  asterisk.  Those
Trustees  who are not  "interested  persons"  as  defined  in the  1940  Act are referred to as "Independent Trustees."

The Trustees


                                                                                          Number of
                                                                                          Portfolios
                                             Term of                                       in Fund          Other Directorships
                             Position(s)    Office and                                    Complex+            Held by Trustee
                              Held with     Length of     Principal Occupation(s)       overseen by            During the Past 5
      Name and Age            Registrant    Time Served    During the Past 5 Years         Trustee                Years
      =============           ==========    ===========    =======================      ===========          ===================

Interested Trustees
Elizabeth M. Forget*       President and   Indefinite;   Since May 2007, Senior Vice        84            Director,
(43)                          Trustee         From       President, MetLife, Inc.; since                  Metropolitan Series
                                            December     December 2000, President of                      Fund, Inc. since
                                            2000 to      MetLife Advisers, LLC and its                    August 2006.
                                            present      predecessor; December 2003 to
                                                         April 2007, Vice President,
                                                         MetLife, Inc.

Independent Trustees
Stephen M. Alderman        Trustee         Indefinite;  Since November 1991, Shareholder   49            None
(50)                                         From       in the law firm of Garfield and
                                            December     Merel, Ltd.
                                            2000 to
                                            present

Jack R. Borsting          Trustee         Indefinite;  Since 1988, Professor and Dean     49            Director, Los Angeles
(81)                                      From         Emeritus, Marshall School of                     Orthopedic Hospital,
                                          December     Business, University of Southern                 Trustee, The Rose
                                          2000 to      California (USC); from 2001 to                   Hills Foundation.
                                          present      2005, Professor of Business                      Member, Army Science
                                                       Administration and Dean Emeritus.                Board.

Robert Boulware           Trustee         Indefinite;  From 2004 to 2009, Director of     49            Since 2005, Director
(53)                                      From March   Norwood Promotional Products,                    of Gainsco, Inc.
                                          2008 to      Inc.; from 2007 to 2008, Director                (auto insurance).
                                          present      of Wealthpoint Advisors
                                                       (a business development
                                                       company); from 2007 to
                                                       2009, Director of
                                                       Holladay Bank; from
                                                       1992-2006, President and
                                                       Chief Executive Officer
                                                       of ING Fund Distributor,
                                                       LLC.

Daniel A. Doyle           Trustee         Indefinite;  From October 2000 to June 2009,    49            Director, Wisconsin
(51)                                      From         Vice President and Chief Financial               Sports Development
                                          February     Officer of ATC Management, Inc.                  Corporation
                                          2007 to      (public utility); since June 2009,
                                          present      independent business consultant.

Susan C. Gause            Trustee         Indefinite;  From 2000 to December 2002, Chief  49            None
(57)                                      From March   Executive Officer of Allianz
                                          2008 to      Dresdner Asset Management; since
                                          present      2003, private investor.

Dawn M. Vroegop           Trustee         Indefinite;  From September 1999 to September   84            Director,
(43)                                      From         2003, Managing Director, Dresdner                Metropolitan Series
                                          December     RCM Global Investors.                            Fund, Inc. since May
                                          2000 to                                                       2009; from 2003 to
                                          present                                                       present, Director and
                                                                                                        Finance Committee
                                                                                                        Chair, City College
                                                                                                        of San Francisco
                                                                                                        Foundation

The Executive Officers

                                             Term of
                                             Office and
                              Position(s)    Length of
                               Held with    Time Served       Principal Occupation(s)
       Name and Age            Registrant                       During Past 5 Years
       -------------           ----------   -----------        -------------------

Jeffrey L. Bernier            Vice         From          Since December 2007, Vice
(38)                         President     February      President, Metropolitan Life
                                           2009 to       Insurance Company; since 2008
                                           present       Senior Vice President of
                                                         MetLife Advisers, LLC and its
                                                         predecessor; from July 2004 to
                                                         December 2007, Director and
                                                         Senior Investment Analyst of
                                                         Investment Management Services
                                                         for John Hancock Financial
                                                         Services.

Jeffrey A. Tupper           Chief         From August   Since February 2009, Vice
(39)                        Financial     2002 to       President, MetLife Advisers, LLC;
                                                        since October 2006, Assistant
                            Officer,      present       Vice President, MetLife Group,
                            Treasurer                   Inc.  Since February 2001,
                                                        Assistant Vice President of
                                                        MetLife Investors Insurance
                                                        Company.


Richard C. Pearson          Vice          From December Since June 2001, President or
(67)                        President     2000 to       Executive Vice President of
                            and           present       MetLife Investors Distribution
                            Secretary                   Company; since January 2001,
                                                        Executive Vice President, General
                                                        Counsel and Secretary of MetLife
                                                        Investors Group, Inc. and Vice
                                                        President, Secretary and
                                                        Associate General Counsel of its
                                                        affiliated life insurance
                                                        companies; since November 2000,
                                                        Senior Vice President and General
                                                        Counsel of MetLife Advisers, LLC
                                                        and its predecessor.

Jeffrey P. Halperin        Chief        From November   Since March 2006, Vice President,
                           Compliance   2006 to         Corporate Ethics and Compliance
(42)                       Officer      present         Department, MetLife, Inc.; from
                                                        October 2002 to March
                                                        2006, Assistant Vice
                                                        President; from November
                                                        2005 to August 2006,
                                                        Interim Chief Compliance
                                                        Officer, Met Investors
                                                        Series Trust; since
                                                        April 2007, Chief
                                                        Compliance Officer,
                                                        Metropolitan Series
                                                        Funds; from August 2006
                                                        to April 2007, Interim
                                                        Chief Compliance
                                                        Officer, Metropolitan
                                                        Series Funds; since
                                                        August 2006, Chief
                                                        Compliance Officer,
                                                        MetLife Advisers, LLC
                                                        and its predecessor;
                                                        since November 2006,
                                                        Chief Compliance
                                                        Officer, MetLife
                                                        Investment Advisors
                                                        Company, LLC.

Francine Hayes             Assistant    From November   Since 2004, Vice President and
State Street Bank          Secretary    2008 to         Counsel, State Street Bank and
and Trust Company                       present         Trust Company; from 2001 to 2004,
One Lincoln Street                                      Assistant Vice President and
Boston, Massachusetts                                   Counsel, State Street Bank and Trust
02111                                                   Company.
(42)

William C. Cox             Assistant     From November Since 1997, Vice President and
State Street Bank and      Treasurer     2004 to       Senior Director, Fund
Trust Company                            present       Administration Division, State
One Lincoln Street                                     Street Bank and Trust Company.
Boston, Massachusetts
02111
(43)
----------------------
+  The Fund Complex includes the Trust (49 portfolios) and Metropolitan
   Series Fund, Inc. (35 portfolios).
*  Ms. Forget is an "interested person" of the Trust as a result of her affiliation with the Adviser and the Distributor.


     Board Leadership Structure

     The Board of  Trustees  is composed  of six  Independent  Trustees  and one
Interested  Trustee,  Elizabeth  M.  Forget,  who is  Chairman  of the  Board of
Trustees.  The Independent  Trustees have appointed Stephen M. Alderman to serve as the Lead  Independent  Trustee.  Ms. Forget oversees the day-to-day  business affairs of the Trust and  communicates  with Mr.  Alderman  regularly on various
Trust issues, as appropriate. Mr. Alderman participates in setting Board meeting agenda items and leads the  deliberative  meetings of the  Independent  Trustees that are held outside of the presence of management  personnel.  The Independent
Trustees are advised at these meetings,  as well as at other times, by separate, independent legal counsel.

     The Board conducts much of its work through  certain  standing  Committees, each of which is chaired  by an  Independent  Trustee.  The Trust has a standing
Audit  Committee  consisting  of all  of the  Independent  Trustees.  The  Audit
Committee's  function is to recommend to the Board  independent  accountants  to conduct the annual audit of the Trust's  financial  statements;  review with the independent  accountants the outline, scope and results of the annual audit; and
review the  performance  and fees  charged by the  independent  accountants  for
professional   services.  In  addition,  the  Audit  Committee  meets  with  the independent  accountants and  representatives of management to review accounting activities  and areas of financial  reporting and control.  The Audit  Committee held four meetings during the fiscal year ended December 31, 2009.

     The  Trust  has  a  Nominating,   Governance  and  Compensation   Committee
consisting of all the  Independent  Trustees.  The  Nominating,  Governance  and
Compensation  Committee's  function  is to  nominate  and  evaluate  Independent
Trustee  candidates  and review  the  compensation  arrangement  for each of the
Trustees;  to review and evaluate the Committee  structure of the Board and make recommendations  to the Board  respecting any changes to existing  Committees or for  additional  Committees;  to  periodically  review  the  Board's  governance practices,  Independent Trustee  compensation and ongoing Trustee education;  to lead the  Board's  annual  self-assessment  process;  and to review and  oversee service  providers  that the  Independent Trustees  have engaged to assist them, including  the  performance  of,  and  independence  of,  legal  counsel  to the
Independent Trustees. Given the nature of the Trust, in that its assets are used to fund the  benefits  under  variable  annuity and life  insurance  plans,  the
Nominating,  Governance and  Compensation  Committee will not consider  nominees recommended by contract  holders.  The Nominating,  Governance and  Compensation
Committee held four meetings during the fiscal year ended December 31, 2009.

     The Trust has two Investment Performance  Committees,  consisting solely of
the  Independent  Trustees.   Certain  of  the  Independent  Trustees  serve  on
Investment  Performance Committee A and the remaining Independent Trustees serve on Investment  Performance  Committee B. Each Investment  Performance  Committee
reviews  investment  performance  matters  relating  to a  particular  group  of
Portfolios and the Subadvisers to those Portfolios.  Each Investment Performance
Committee was organized as a separate  committee in February,  2009.  Investment
Performance Committees A and B held 4 and 5 meetings,  respectively,  during the fiscal year ended December 31, 2009.

     The Trust has a Valuation  Committee  currently  consisting of Elizabeth M.
Forget,  Richard C. Pearson,  Jeffrey Tupper,  Thomas McDevitt,  Bryan Andersen,
Jeffrey  Bernier,  Kristi Slavin and Peter Duffy and such other  officers of the
Trust  and  the  Adviser,  as well as such  officers  of any  Subadviser  to any
Portfolio as are deemed necessary by Ms. Forget,  Mr. Pearson,  Mr. Tupper,  Mr.
McDevitt,  Mr. Andersen, Mr. Bernier, Ms. Slavin or Mr. Duffy from time to time, each of whom shall serve at the  pleasure of the Board of Trustees as members of the Valuation Committee.  The Valuation Committee determines the value of any of the Trust's  securities  and assets for which market  quotations are not readily available or for which valuations  cannot otherwise be provided  pursuant to and in accordance with the Trust's Valuation Policies and Procedures.  The Valuation
Committee held 27 meetings during the fiscal year ended December 31, 2009.

     The Board believes that having a  super-majority  of Independent  Trustees, coupled  with  an  Interested  Chairman  and  a  Lead  Independent  Trustee,  is
appropriate  and  in the  best  interests  of  the  Trust,  given  its  specific characteristics.  These  characteristics  include:  (i) the extensive  oversight provided  by the  Trust's  Adviser,  MetLife  Advisers,  over  the  unaffiliated
Subadvisers  that conduct the  day-to-day  management  of the  portfolios of the
Trust;  (ii) the extent to which the work of the Board is conducted  through the standing Committees,  (iii) Ms. Forget's additional roles as the Chief Executive
Officer of MetLife  Advisers  and the senior  executive  at MetLife,  Inc.  with responsibility for the fund selection in MetLife's variable insurance  products, which enhance the Board's  understanding  of the  operations of MLA and the role played by the Trust in MetLife's variable products.

     Board Oversight of Trust Risk

     The Board has not established a formal risk committee. However, much of the regular work of the Board and its standing Committees  addresses aspects of risk oversight. For example, the Audit Committee considers risks related to financial reporting  and  controls.  The  Investment  Committees  consider investment performance risks of the Portfolios and the use by the Subadvisers of various investment techniques.

     Under the multi-manager structure used by the Trust, the Trust's Adviser is responsible for overall oversight,  including risk management oversight,  of the services provided by the various  unaffiliated  Subadvisers.  Each Subadviser is responsible  for the  management  of risks  that may  arise  from its  Portfolio
investments.   The  Board  requires  the  Adviser,   and  the  Subadvisers,   as
appropriate,  to report to the full Board, on a regular and as-needed  basis, on actual  and  potential  risks to each  Portfolio  and the Trust as a whole.  For instance, the Adviser, and the Subadvisers, as appropriate,  report to the Board on the  various  elements  of risk,  including  investment  risk,  credit  risk, liquidity risk and operational  risk, as well as overall business risks relating to the  Portfolios.  In  addition,  the Board has  appointed a Chief  Compliance
Officer  ("CCO") who  reports  directly  to the  Board's  Independent  Trustees, provides  presentations  to the Board at its quarterly  meetings,  and an annual report  to the  Board,  concerning  compliance  matters.  The CCO  oversees  the development and  implementation  of compliance  policies and procedures that are reasonably  designed  to  prevent  violations  of the  federal  securities  laws
("Compliance  Policies").  The Board has approved the Compliance Policies, which seek to reduce risks  relating to the  possibility  of  non-compliance  with the federal  securities  laws.  For  instance,  the Board has adopted a  derivatives policy  for  the  Portfolios  whereby  the  Adviser  oversees  the  use  by  the
Subadvisers of derivative  instruments,  and appropriate  Subadvisers are called upon to provide  quarterly  reporting to the Board concerning their  derivatives use for the  Portfolios.  The CCO also  regularly  discusses  the relevant  risk issues  affecting  the  Trust  during  private  meetings  with  the  Independent
Trustees, including concerning the Advisers, as applicable.

     Experience of Trustees

     Described below for each Trustee are specific experiences,  qualifications, attributes, or skills that support a conclusion that he or she should serve as a
Trustee of the Trust as of the date of this Statement of Additional  Information and in light of the Trust's  business  and  structure.  The role of an effective
Trustee inherently  requires certain personal qualities,  such as integrity,  as well as the ability to comprehend,  discuss and critically analyze materials and issues that are  presented so that the Trustee may  exercise  judgment and reach conclusions  in fulfilling  his or her duties and fiduciary  obligations.  It is believed that the specific  background of each Trustee evidences those abilities and is  appropriate  to his or her  serving on the  Trust's  Board of  Trustees.
Further  information  about  each  Trustee  is  set  forth  in the  table  above describing the business activities of each Trustee during the past five years.

     Ms.  Forget has served as Chairman  of the Board for ten years,  while also acting as  President  of the  Adviser.  Ms.  Forget  also  acts as  Senior  Vice
President of MetLife,  Inc. Those positions entail significant  responsibilities for the operations of the Trust and its Portfolios,  including  oversight of the
Subadvisers and the other service providers of the Trust.

     Mr. Alderman has ten years of experience serving as an Independent  Trustee of the Trust, including five years of experience serving as the Lead Independent
Trustee. Those positions have provided Mr. Alderman, a practicing attorney, with knowledge of the  operations and business of the Trust and its  Portfolios,  and have called upon him to exercise leadership and analytical skills.

     Mr. Borsting has ten years of experience serving as an Independent  Trustee of the Trust.  That position has provided him with  knowledge of the  operations and  business of the Trust and its  Portfolios.  Mr.  Borsting  has  significant experience  regarding the financial  services industry having been Professor and
Dean of the Marshall School of Business of the University of Southern California
since 1988.  Previously he was Dean of the University of Miami  business  school and chief financial officer of the Department of Defense.

     Mr.  Boulware  has  served for two years as an  Independent  Trustee of the
Trust.  That  position  has provided him with  knowledge of the  operations  and business  of  the  Trust  and  its  Portfolios.  Mr.  Boulware  has  significant experience in the financial  services  industry having been, among other things,
President  and Chief  Executive  Officer of ING Fund  Distributor,  LLC. In that position,  Mr. Boulware  supervised a securities  distribution system similar to that used with respect to the variable  insurance  contracts  that are funded by the Trust.

     Mr. Doyle has served for three years as an Independent Trustee of the Trust and for two years as the Chairman of the Audit  Committee.  Those positions have provided him with the knowledge of the  operations and business of the Trust and its Portfolios.  Mr. Doyle has significant  public accounting  experience having been a manager at a large public  accounting firm, as well as experience as Vice
President and Chief Financial Officer of a public utility company.

     Ms. Gause has served for two years as an Independent  Trustee of the Trust.
That position has provided her with  knowledge of the operations and business of the Trust  and its  Portfolios.  Ms.  Gause has  significant  experience  in the financial  services  industry  having  served  as,  among  other  things,  Chief
Executive  Officer of Allianz Dresdner Asset Management.  In that position,  Ms.
Gause was responsible for the day to day activities of the investment adviser of various registered open-end funds that are similar to the Portfolios.

     Ms.  Vroegop  has  served  for ten years as an  Independent  Trustee of the
Trust.  That  position  has provided her with  knowledge of the  operations  and business of the Trust and its Portfolios. Ms. Vroegop has served since 2009 as a
Director of the  Metropolitan  Series Fund,  Inc.,  which is also advised by the
Adviser.  Ms.  Vroegop has  significant  experience  in the  financial  services industry  having been,  among other things,  Managing  Director for Dresdner RCM
Global Investors,  the investment adviser of various  registered  open-end funds that are similar to the Portfolios.

     Compensation of the Trustees
     Each  Trustee,  who  is  not  an  employee  of  the  Adviser  or any of its affiliates,  currently  receives  from the Trust an annual  retainer of $105,000
($26,250 per quarter) plus (i) an additional  fee of $10,000 for each  regularly scheduled Board meeting  attended,  Committee  meetings and private  Independent
Trustee  meetings  attended,  (ii) $10,000 for each special meeting  attended in person, and (iii) reimbursement for expenses in attending in-person meetings. In addition,  the lead Independent Trustee,  the Chair of the Audit Committee,  the
Chair  of the  Nominating  and  Compensation  Committee,  and the  Chair of each
Investment  Performance Committee each receive a supplemental annual retainer of
$25,000, $15,000, $15,000 and $15,000 respectively.

     The table below sets forth the  compensation  paid to each of the  Trustees affiliated  with the Adviser and all other Trustees during the fiscal year ended
December 31, 2009.


---------------------------------------------- ------------------- ------------
                                                             Total Compensation
                                                             From Fund Complex+
                                      Aggregate              Paid to Trustee*
                                                               -----------=
                                      Compensation from
Trustee                               Trust
Interested Trustee

        Elizabeth M. Forget           None                   None

        Independent Trustees

        Stephen M. Alderman           $180,000            $180,000
        Jack R. Borsting              $155,000            $155,000
        Robert Boulware               $155,000            $155,000
        Daniel A. Doyle               $170,000            $170,000
        Susan C. Gause                $168,333            $168,333
        Dawn M. Vroegop               $183,333            $276,000
------------------------------------------------------------------------------

------------------------------------------------------------------------------
----------------------

     + The Fund Complex  includes  the Trust (49  portfolios)  and  Metropolitan
     Series Fund, Inc. (35 portfolios).

     * As of December 31, 2008,  the Trust has adopted a Deferred Fee  Agreement
     ("Agreement"),  which provides each Independent  Trustee with the option to defer  payment  of all or part  of the  fees  payable  for  such  Trustee's services.  Deferred  amounts  remain  in the  Trust  until  distributed  in
     accordance   with  the  provisions  of  the  Agreement.   The  value  of  a
     participating   Trustee's   deferral   account  is  based  on   theoretical
     investments of deferred  amounts,  on the normal payment dates,  in certain portfolios of the Trust or Metropolitan  Series Fund, Inc. as designated by the participating  Trustee.  Pursuant to the Agreement,  payments due under the Agreement are unsecured obligations of the Trust. Certain Trustees have elected to defer all or part of their total compensation for the year ended
     December 31, 2009. Mr. Borsting,  Mr.  Boulware,  Ms. Gause and Ms. Vroegop
     have elected to  participate in the Trust's  Agreement.  As of December 31,
     2009, Mr.  Borsting,  Mr.  Boulware,  Ms. Gause and Ms. Vroegop had accrued
     $38,778,  $110,850,  $169,  739  and  $43,163,   respectively,   under  the
     Agreement.

Indemnification of Trustees and Officers

     The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection  with  litigation  in which  they may be  involved  because  of their offices with the Trust,  except if it is determined  in the manner  specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such  indemnification  would  relieve  any  officer  or  Trustee  of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith,  gross negligence or reckless  disregard of his duties. The Trust, at its expense,  provides  liability  insurance  for the  benefit of its  Trustees  and officers.

Trustees' and Officers' Share Ownership

     As of December 31, 2009,  no Trustee  owned  beneficially  any  outstanding shares of the Trust or of  portfolios  overseen in the same family of investment companies, except as set forth in the following table:

                     Trustee Ownership of Equity Securities

---------------------------------------- -------------------------------------- --------------------------------------
                                                                                  Aggregate Dollar Range of Equity
                                                                                    Securities of All Portfolios
                                         Dollar Range of Equity Securities in         Overseen in Fund Complex
            Name of Trustee                         the Portfolios
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------------------------------------------------------------------------------------
Elizabeth M. Forget                   $10,000 - $50,000                      $10,000 - $50,000
===================                   =================                      =================
---------------------------------------------------------------------------------------------------------------------


     As of December 31, 2009,  the Officers and Trustees of the Trust as a group owned less than one percent of the outstanding shares of the Trust.

Proxy Voting Policies and Procedures

     Pursuant to the Trust's Proxy Voting Policies and Procedures, the Trust has
delegated the proxy voting  responsibilities  with respect to each  Portfolio to the Adviser.

     As a shareholder of the Master Fund, a Feeder  Portfolio will have the same voting rights as other  shareholders.  The Adviser will vote proxies relating to shares of the Master Fund held by the Feeder Fund in the same  proportion as the vote of the other  shareholders  of the Master Fund with respect to a particular proposal.

Proxy Voting Records

     The Adviser will maintain records of voting decisions for each vote cast on behalf of the Portfolios. Information regarding how each Portfolio voted proxies relating to portfolio  securities during the 12-month period ended June 30, 2009 has been filed with the Securities  and Exchange  Commission on Form N-PX and is
available (1) without charge, upon request,  by calling the Trust,  toll-free at
1-800-343-8496 and (2) on the SEC's website at http://www.sec.gov.

Portfolio Holdings Disclosure Policy

     The Board of Trustees  has adopted and  approved  policies  and  procedures reasonably  designed to protect  the  confidentiality  of the Trust's  portfolio holdings  information  and to seek to prevent the  selective  disclosure of such information.  The  Trust  reserves  the  right  to  modify  these  policies  and procedures at any time without notice.

     Only the Adviser's or, as applicable,  the  Subadviser's  Chief  Compliance
Officer, or persons designated by the Trust's Chief Compliance Officer (each, an
"Authorized   Person")  are  authorized  to  disseminate   nonpublic   portfolio
information,  and  only in  accordance  with  the  procedures  described  below.
Pursuant to these  polices and  procedures,  the Adviser or the  Subadviser  may disclose a Portfolio's  portfolio holdings to unaffiliated  parties prior to the time such information has been disclosed to the public through a filing with the
SEC or a posting on an insurance  company  website only if an Authorized  Person determines that (i) there is a legitimate  business  purpose for the disclosure;
and  (ii)  if  practicable,  the  recipient  is  subject  to  a  confidentiality agreement, including a duty not to trade on the nonpublic information. Under the
Trust's  policies  and  procedures,   a  legitimate  business  purpose  includes
disseminating  or providing  access to portfolio  information to (i) the Trust's service  providers  (e.g.,  custodian,  independent  auditors)  in order for the service providers to fulfill their contractual  duties to the Trust; (ii) rating and  ranking  organizations  and  mutual  fund  analysts;  (iii) a  newly  hired
Subadviser prior to the Subadviser commencing its duties; (iv) the Subadviser of a Portfolio or other affiliated  investment  company  portfolio that will be the surviving  portfolio in a merger;  (v)  consultants  that  provide  research and consulting  services  to the  Adviser or its  affiliates  with  respect to asset allocation  targets and investments for asset  allocation  funds of funds in the
MetLife enterprise;  and (vi) firms that provide pricing services,  proxy voting services and research and trading services.

     In  accordance  with  the  aforementioned   procedures,  the  Adviser,  the
Subadvisers and/or their affiliates  periodically disclose the Trust's portfolio holdings information on a confidential basis to various service providers. Among the  service  providers  to which the  Adviser,  the  Subadvisers  and/or  their affiliates may periodically  disclose the Trust's portfolio holdings information on a confidential basis in accordance with the aforementioned procedures are the following:


    o        Abel/Noser Corp.                                  o        Morningstar Associates, LLC
    o        Bank of New York Mellon                           o        MarkIt Group Limited
    o        Barclays Capital Point                            o        Ness USA
    o        BARRA TotalRisk System                            o        OMGEO Oasys
    o        Bloomberg L.P.                                    o        Plexus Plan Sponsor Group, Inc.
    o        Cambridge Associates                              o        PricewaterhouseCoopers LLP
    o        Canterbury Consulting                             o        ProxyEdge from Broadridge Financial
                                                                        Solutions, Inc.
    o        Charles River Systems, Inc.                       o        Reuters America, LLC
    o        Cogent Consulting                                 o        RiskMetrics Group
    o        Deloitte & Touche LLP                             o        RogersCasey (Equest)
    o        DST International plc                             o        RR Donnelley
    o        Eagle Investment Systems Corp.                    o        SS&C Technologies, Inc
    o        Egan Jones                                        o        Salomon Analytics, Inc.
    o        Electra Information Systems, Inc.                 o        State Street Bank and Trust Company
    o        eVestment Alliance                                o        StarCompliance, Inc.
    o        FactSet Research Systems, Inc.                    o        Stradley Ronon Stevens & Young, LLP
    o        F T Interactive Data Corporation                  o        Sullivan & Worcester LLP
    o        Glass, Lewis & Co., LLC                           o        SunGard/Protegent (f/k/a Dataware)
    o        IDS                                               o        S&P
    o        Informa Investment Services (Efron)               o        Thomson/Baseline
    o        Institutional Shareholder Services Inc.           o        Thomson Information Services Incorporated
    o        ITG, Inc.                                         o        Wilshire Analytics/Axiom
    o        Legg Mason Technology Services                    o        YieldBook
    o        Lipper, Inc.
    o        MacGregor/ITG
    o        Marco Consulting
    o        Mercer

     The Trust's policies and procedures prohibit the dissemination of nonpublic portfolio information for compensation or other consideration. Any exceptions to these  policies and procedures may be made only if approved by the Trust's Chief
Compliance  Officer  as in the best  interests  of the  Trust,  and only if such exceptions  are reported to the Trust's Board of Trustees at its next  regularly scheduled meeting.

     Dissemination  of the Trust's  portfolio  holdings  information  to MetLife enterprise  employees  is limited to persons  who are  subject to a duty to keep such information confidential and who need to receive the information as part of their duties. As a general matter, the Trust disseminates  portfolio holdings to
Contract  owners only in the Annual or  Semiannual  Reports or in other  formats that are  generally  available on a  contemporaneous  basis to all such Contract owners  or the  general  public.  The  Prospectus  describes  certain  types  of
information  that  are  disclosed  on  insurance  company  websites   (including
www.metlifeinvestors.com),  as well as the frequency with which such information is disclosed and the lag between the date of the information and the date of its disclosure.

                     INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

     The Trust is  managed  by  MetLife  Advisers,  LLC (the  "Adviser")  which, subject to the  supervision  and  direction  of the  Trustees of the Trust,  has overall  responsibility  for the general  management and  administration  of the
Trust. The Adviser is the successor to Met Investors Advisory, LLC pursuant to a merger in May, 2009. MetLife Investors Group, Inc., an affiliate of Metropolitan
Life Insurance Company, owns all of the outstanding common shares of the Adviser and MetLife Investors Distribution Company, the Trust's distributor.

     The Trust and the Adviser have entered  into a Management  Agreement  dated
December  8, 2000,  as amended  ("Management  Agreement"),  which was  initially approved by the Board of Trustees on December 7, 2000 and by Security First Life
Insurance Company (currently known as MetLife Investors USA Insurance  Company), as initial  shareholder of the Trust, on December 8, 2000. Subject always to the supervision  and  direction of the Trustees of the Trust,  under the  Management
Agreement the Adviser will have (i) overall  supervisory  responsibility for the general  management  and  investment  of  each  Portfolio's  assets;  (ii)  full discretion to select new or additional  subadvisers  for each  Portfolio;  (iii)
full  discretion  to  enter  into  and  materially  modify  investment  advisory agreements with  subadvisers;  (iv) full discretion to terminate and replace any subadviser;  and (v) full investment  discretion to make all determinations with respect  to the  investment  of a  Portfolio's  assets  not  then  managed  by a subadviser.  In addition,  the Adviser will monitor compliance of the Portfolios with their  investment  objectives,  policies  and  restrictions  and review and report to the Trustees of the  Portfolio.  The Adviser will furnish to the Trust such statistical  information,  with respect to the investments that a Portfolio may hold or contemplate purchasing,  as the Trust may reasonably request. On the
Adviser's  own  initiative,  the Adviser  will  apprise  the Trust of  important developments  materially  affecting  each  Portfolio and will furnish the Trust, from time to time, with such information as may be appropriate for this purpose.
Further,  the  Adviser  agrees to  furnish  to the  Trustees  of the Trust  such periodic  and  special  reports  as the  Trustees  of the Trust  may  reasonably request.

     Under the Management Agreement,  the Adviser also is required to furnish to the Trust, at its own expense and without remuneration from or other cost to the
Trust, the following:

o    Office space, all necessary office facilities and equipment;

o    Necessary  executive  and  other  personnel,  including  personnel  for the performance  of  clerical  and other  office  functions,  other  than those functions  related to and to be  performed  under the  Trust's  contract or contracts for administration,  custodial, accounting, bookkeeping, transfer and dividend  disbursing  agency or similar services by the entity selected to perform such services; or

o    Information  and  services,  other  than  services  of  outside  counsel or independent  accountants or investment  advisory services to be provided by any  subadviser  under  an  advisory  agreement  with  the  Adviser  or the investment  adviser  to any  Master  Fund  in  which a  Portfolio  invests, required in connection with the preparation of all registration statements, prospectuses  and  statements of additional  information,  any  supplements thereto, annual,  semi-annual,  and periodic reports to Trust shareholders, regulatory  authorities,  or others, and all notices and proxy solicitation materials, furnished to shareholders or regulatory authorities, and all tax returns.

     The Adviser receives no compensation for its services to the Portfolios. In the event that a Portfolio  were to  withdraw  from a Master Fund and invest its assets directly in investment securities,  the Adviser would retain the services of an investment adviser and would receive a management fee at an annual rate of percentage of the assets of each Portfolio as follows:

---------------------------------------------------------- --------------------
                         Portfolio                                    Fee
---------------------------------------------------------- --------------------
American Funds(R) Bond Portfolio                                     0.55%
-------------------------------------------------------------------------------
American Funds(R) Growth Portfolio                                   0.75%
-------------------------------------------------------------------------------
American Funds (R)International Portfolio                            0.90%
-------------------------------------------------------------------------------

     For the year ended December 31, 2009, the  Adviser  reimbursed the American
Funds Bond  Portfolio  and the American  Funds  International  Portfolio in the
amounts of $44,442 and $36,609, respectively, for other expenses of each
Portfolio.

     In addition to the management fees, if any, the Trust pays all expenses not assumed by the Adviser, including, without limitation,  charges for the services and expenses of the independent  accountants  and legal counsel  retained by the
Trust,  for  itself  and  its  Independent  Trustees,  accounting  and  auditing services,  interest,  taxes,  costs of  printing  and  distributing  reports  to shareholders, proxy materials, summary prospectuses and prospectuses, charges of its  administrator,  custodian,  transfer agent and dividend  disbursing  agent, registration  fees,  fees and expenses of the  Trustees  who are not  affiliated persons  of the  Adviser,  insurance,  brokerage  costs,  litigation,  and other extraordinary or nonrecurring expenses. All general Trust expenses are allocated among and charged to the assets of the  Portfolios  of the Trust on a basis that the Trustees deem fair and equitable,  which may be on the basis of relative net assets of each  Portfolio or the nature of the services  performed  and relative applicability  to each  Portfolio.  In addition,  as discussed  below under "The
Distributor,"  the  Class C  shares  of  each  Portfolio  may  pay  for  certain distribution - related expenses in connection with activities primarily intended to result in the sale of its shares.

     The  Management  Agreement  continues  in  force  for two  years  from  its commencement  date,  with  respect  to each  Portfolio,  and  from  year to year thereafter,  but  only so  long as its  continuation  as to  each  Portfolio  is specifically  approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio,  and (ii) by the vote of a majority  of the  Independent  Trustees,  by votes cast in person at a meeting  called  for the  purpose  of voting on such  approval.  The  Management
Agreement provides that it shall terminate  automatically if assigned,  and that it may be terminated as to any Portfolio  without penalty by the Trustees of the
Trust or by vote of a  majority  of the  outstanding  voting  securities  of the
Portfolio upon 60 days' prior written  notice to the Adviser,  or by the Adviser upon 90 days' prior written notice to the Trust,  or upon such shorter notice as may be mutually agreed upon.

     The Trust  and the  Adviser  have  received  an  exemptive  order  from the
Securities and Exchange Commission  ("Multi-Manager  Order").  The Multi-Manager
Order permits the Adviser, subject to approval of the Board of Trustees, to: (i)
select new or additional subadvisers for the Trust's Portfolios; (ii) enter into new investment  advisory  agreements and materially  modify existing  investment advisory  agreements;  and (iii) terminate and replace the  subadvisers  without
obtaining   approval  of  the  relevant   Portfolio's   shareholders.   In  such
circumstances,  shareholders would receive notice of such action,  including the information  concerning  the  Subadviser  that  normally  is provided in a proxy statement.  However,  the  Adviser  may not enter  into an  investment  advisory agreement with an "affiliated person" of the Adviser (as that term is defined in
Section 2(a)(3) of the 1940 Act) ("Affiliated Subadviser") unless the investment advisory  agreement  with  the  Affiliated  Subadviser,  including  compensation hereunder, is approved by the affected Portfolio's  shareholders,  including, in instances in which the investment  advisory agreement pertains to a newly formed
Portfolio, the Portfolio's initial shareholder. Although shareholder approval is not required  for the  termination  of advisory  agreements,  shareholders  of a
Portfolio  continue  to have the  right to  terminate  such  agreements  for the
Portfolio at any time by a vote of a majority of outstanding  voting  securities of the  Portfolio.  So long as the assets of a Portfolio are invested  solely in the shares of a registered  investment  company,  the Portfolio  will not have a sub-adviser.

Master Funds

     For  information  regarding  the  investment  adviser to the Master  Funds, including information regarding the portfolio  counselors'  compensation,  other accounts  managed  and  ownership  of shares of the  Master  Funds to the extent applicable,  see the Master Funds' statement of additional  information which is delivered together with this Statement of Additional Information.

The Administrator

     Pursuant to an administration agreement ("Administration Agreement"), State
Street  Bank and Trust  Company  ("Administrator")  assists  the  Adviser in the performance of its  administrative  services to the Trust and provides the Trust with other necessary  administrative  services.  In addition,  the Administrator makes available the office space,  equipment,  personnel and facilities required to provide such administrative services to the Trust.

     The  Administrator  was organized as a  Massachusetts  trust  company.  Its principal place of business is at 2 Avenue de Lafayette,  Boston,  Massachusetts
02111.  Under the Administration  Agreement,  the Administrator is entitled to a fee from the Trust,  which is calculated  daily and paid  monthly,  at an annual rate of approximately 0.01% of the average daily net assets of each Portfolio of the Trust. The Administration Agreement is in effect until December 31, 2010 and continues in effect for successive periods of one year, unless terminated by any party  upon not less than sixty (60)  days'  prior  written  notice to the other party. For the years ended December 31, 2009, December 31, 2008 and December 31,
2007, an aggregate of $1,262,589,  $2,550,137 and $2,506,645,  respectively, was paid to the Administrator.

The Distributor

     With respect to the Portfolios, the Trust has a distribution agreement with
MetLife Investors  Distribution  Company ("MLIDC" or the "Distributor") in which
MLIDC  serves as the  Distributor  for the Trust's  Class C shares.  MLIDC is an affiliate of  Metropolitan  Life Insurance  Company.  MLIDC's  address is 5 Park
Plaza, Suite 1900, Irvine, California 92614.

     The  Trust's  distribution  agreement  with  respect  to the Class C shares
("Distribution  Agreement") were initially  approved by the Board of Trustees at
Board meetings held on December 7, 2000. The Distribution  Agreement will remain in effect from year to year provided the Distribution Agreement's continuance is approved  annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or a
Portfolio and who have no direct or indirect financial interest in the operation of the Class C Distribution  Plan or any such related  agreement and (ii) either by vote of a majority of the  Trustees or a majority of the  outstanding  voting securities (as defined in the 1940 Act) of the Trust.

     Pursuant  to the  Class C  Distribution  Plan,  the Trust  compensates  the
Distributor from assets  attributable to Class C shares,  for services  rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class C shares.  It is anticipated that a portion of the amounts  received  by the  Distributor  will  be used to  defray  various  costs incurred or paid by the  Distributor in connection with the printing and mailing
of  Trust   summary   prospectuses,   prospectuses,   statements  of  additional
information and any supplements  thereto and  shareholder  reports,  and holding seminars and sales meetings with wholesale and retail sales  personnel  designed to promote the  distribution  of Class C shares.  The Distributor may also use a
portion  of  the  amounts   received  to  provide   compensation   to  financial
intermediaries  and third-party  broker-dealers for their services in connection with the distribution of the Class C shares.

     The Class C  Distribution  Plan provides that the Trust,  on behalf of each
Portfolio,  may pay  annually up to 1.00% of the  average  daily net assets of a
Portfolio  attributable to its Class C shares in respect to activities primarily intended  to  result  in  the  sale  of  Class  C  shares.  However,  under  the
Distribution Agreements,  payments to the Distributor for activities pursuant to the Class C Distribution Plan are limited to payments at an annual rate equal to
0.55% of average  daily net assets of a  Portfolio  attributable  to its Class C shares.  Under  the  terms of the  Class C  Distribution  Plan  and the  related
Distribution  Agreements,  each Portfolio is authorized to make payments monthly to the  Distributor  that may be used to pay or  reimburse  entities  (including
Metropolitan Life Insurance Company and its affiliates)  providing  distribution and shareholder  servicing with respect to the Class C shares for such entities'
fees or expenses incurred or paid in that regard.

     The Class C Distribution  Plan is of a type known as a "compensation"  plan because  payments  are made for  services  rendered to the Trust with respect to
Class C shares  regardless of the level of expenditures by the Distributor.  The
Trustees  will,  however,  take into account such  expenditures  for purposes of reviewing  operations under the Class C Distribution Plan and in connection with their annual  consideration  of the Class C  Distribution  Plan's  renewal.  The
Distributor has indicated that it expects its  expenditures to include,  without limitation:  (a)  the  printing  and  mailing  of  Trust  summary  prospectuses, prospectuses,  statements of additional information, any supplements thereto and shareholder reports for prospective  Contract owners with respect to the Class C shares  of the  Trust;  (b)  those  relating  to the  development,  preparation, printing and mailing of  advertisements,  sales literature and other promotional materials  describing  and/or  relating to the Class C shares of the Trust;  (c)
holding  seminars and sales  meetings  designed to promote the  distribution  of
Class  C  shares  of  the  Trust;   (d)  obtaining   information  and  providing
explanations to wholesale and retail  distributors of contracts  regarding Trust investment objectives and policies and other information about the Trust and its
Portfolios,  including the  performance  of the  Portfolios;  (e) training sales personnel regarding the Class C shares of the Trust; and (f) financing any other activity that the Distributor  determines is primarily intended to result in the sale of Class C shares.

     A description of the Class C Distribution  Plan with respect to the Class C shares and related  services and fees  thereunder is provided in the  Prospectus for the Class C shares of the Portfolios.

     The Class C Distribution  Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributor of the Class C shares in connection with the Class C Distribution  Plan will continue in effect for a period of more than one year only so long as  continuance  is  specifically  approved  at least annually  by vote of a  majority  of the  Trust's  Board of  Trustees,  and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Class C  Distribution  Plan or any Rule  12b-1  related agreement,  as applicable.  In addition,  the Class C Distribution  Plan and any
Rule  12b-1  related  agreement  may be  terminated  as to Class C  shares  of a
Portfolio at any time, without penalty, by vote of a majority of the outstanding
Class C shares of the  Portfolio,  or by vote of a majority  of the  Independent
Trustees. The Class C Distribution Plan also provides that it may not be amended to  increase  materially  the  amount  (up to 1.00%  with  respect to Class C of average daily net assets annually) that may be spent for distribution of Class C shares of any  Portfolio  without the approval of Class C  shareholders  of that
Portfolio.

     The  Distributor  will pay all fees and  expenses  in  connection  with its qualification  and  registration  as a broker or dealer under  federal and state laws. In the capacity of agent, the Distributor  currently offers shares of each
Portfolio on a continuous  basis to qualified  pension and profit  sharing plans the separate  accounts of  insurance  companies  offering  the  Contracts in all states in which the  Portfolio or the Trust may from time to time be  registered or where permitted by applicable law. The Distribution  Agreement  provides that the  Distributor  shall  accept  orders for shares at net asset value  without a sales  commission or sale load being charged.  The  Distributor has made no firm commitment to acquire shares of any Portfolio.

     The table below shows the amount paid by each Portfolio to the  Distributor pursuant to the Class C Distribution Plan for the year ended December 31, 2009.

---------------------------------------- --------------------------------------
     Portfolio                               Total Distribution Fee Paid to
                                                       Distributor
---------------------------------------- --------------------------------------
American Funds(R) Bond                                 $575,273
-------------------------------------------------------------------------------
American Funds(R) Growth                              $1,031,125
-------------------------------------------------------------------------------
American Funds(R) International                         $644,800
-------------------------------------------------------------------------------
     The amounts  received by the  Distributor  have been used to defray various costs incurred or paid to the  Distributor  in connection  with the printing and mailing of Trust summary  prospectuses,  prospectuses,  statements of additional information  and sales  meetings  with  wholesale  and  retail  sales  personnel designed to promote the distribution of Class C shares.

Rule 12b-1 Plan of the Master Funds

     The Master Funds have not adopted a Plan of Distribution  for their Class 1 shares, pursuant to Rule 12b-1 under the 1940 Act.

Code of Ethics

     The Trust, its Adviser, its Distributor, and each of its Subadvisers,  have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these
Codes of Ethics  permits the  personnel  of their  respective  organizations  to invest in securities  for their own accounts  including  securities  that may be purchased or held by the Portfolios. A copy of each of the Codes of Ethics is on public file with, and is available from the Securities and Exchange Commission.

Custodian

     State Street Bank and Trust Company  ("State  Street  Bank"),  located at 2
Avenue de Lafayette, Boston, Massachusetts 02111, serves as the custodian of the
Trust.  Under the custody  agreement,  State  Street Bank holds the  Portfolios'
securities,  provides  fund  accounting  and keeps  all  necessary  records  and documents.

Transfer Agent

     Metropolitan Life Insurance Company serves as transfer agent for the Trust.

Legal Matters

     Certain  legal  matters are passed on for the Trust by Sullivan & Worcester
LLP, 1666 K Street, N.W., Washington, D.C. 20006.

Independent Registered Public Accounting Firm

     ____________,  located  at  _______,  serves  as  the  Trust's  independent registered public accounting firm. ============ =======

                              REDEMPTION OF SHARES

     The Trust may suspend redemption privileges or postpone the date of payment on shares of the  Portfolios for more than seven days during any period (1) when the New York Stock  Exchange is closed or trading on the Exchange is  restricted as determined by the Securities and Exchange  Commission,  (2) when an emergency exists, as defined by the Securities and Exchange Commission, which makes it not reasonably  practicable for a Portfolio to dispose of securities  owned by it or fairly  to  determine  the value of its  assets,  or (3) as the  Securities  and
Exchange Commission may otherwise permit.

     The  value  of the  shares  on  redemption  may be more or  less  than  the shareholder's cost,  depending upon the market value of the portfolio securities at the time of redemption.

                                 NET ASSET VALUE

     The net asset value per share of each  Portfolio  is  determined  as of the close of regular  trading of the New York Stock Exchange  (currently  4:00 p.m.,
Eastern  Time),  each day the  Exchange  is open  for  trading.  Currently,  the
Exchange is closed on: New Year's Day, Martin Luther King, Jr. Day,  Presidents'
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,  Thanksgiving Day
and  Christmas  Day. Each  Portfolio's  net asset value will be based on the net
asset  value  of  the  corresponding   Master  Fund,  adjusted  to  reflect  the
Portfolio's  other assets, if any, and expenses.  For information  regarding the determination  of net asset value for each  Master  Fund,  see the Master  Funds statement  of  additional  information  which  is  delivered  together  with the
Statement of Additional Information.

                              FEDERAL INCOME TAXES

     Each Portfolio, including each Master Fund, intends to qualify each year as a "regulated  investment company" under the Code. By so qualifying,  a Portfolio will  not be  subject  to  federal  income  taxes  to the  extent  that  its net investment  income  and  net  realized  capital  gains  are  distributed  to its shareholders.

     In order to so qualify, a Portfolio must, among other things, (1) derive at least 90% of its gross  income in each taxable  year from  dividends,  interest, payments  with  respect  to  securities  loans,  gains  from  the  sale or other disposition  of stocks or  securities  or foreign  currencies,  or other  income
(including but not limited to gains from options,  futures or forward contracts)
derived with respect to its business of investing in such stocks or  securities, and  net  income  derived  from  an  interest  in a  qualified  publicly  traded partnership ("Income  Requirement");  and (2) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (a) at least 50% of the market  value of the  Portfolio's  assets  is  represented  by cash,  government securities,  securities  of  other  regulated  investment  companies  and  other securities  limited  in  respect  of any one  issuer  to 5% of the  value of the
Portfolio's  assets  and to not more than 10% of the voting  securities  of such issuer,  and (b) not more than 25% of the value of its  assets  is  invested  in securities of any one issuer (other than government securities or the securities of  other  regulated  investment  companies)  or the  securities  of one or more qualified publicly traded  partnerships.  For this purpose, a qualified publicly traded  partnership  is any  publicly  traded  partnership  other than one whose income is derived  almost  entirely from income which would be qualified  income for a regulated investment company (that is, dividends,  interest, payments with respect to securities loans,  gains from the disposition of stock or securities, and the like) in any event.

     As a  regulated  investment  company,  a  Portfolio  will not be subject to federal  income tax on net  investment  income and  capital  gains  (short-  and long-term),  if any, that it distributes to its  shareholders if at least 90% of its net investment income and net short-term  capital gains for the taxable year are  distributed  ("Distribution  Requirement"),  but will be  subject to tax at regular  corporate  rates on any  income or gains that are not  distributed.  In general,  dividends  will be treated as paid when actually  distributed,  except that  dividends  declared in October,  November or December  and made payable to shareholders  of record in such a month will be  treated as having  been paid by the  Portfolio  (and  received by  shareholders)  on December  31,  provided the dividend is paid in the following January. Each Portfolio intends to satisfy the
Distribution Requirement in each taxable year.

     The Portfolios  will not be subject to the 4% federal excise tax imposed on regulated  investment  companies  that do not distribute all of their income and gains  each  calendar  year  because  such  tax does  not  apply to a  regulated investment  company whose only shareholders are either tax-exempt pension trusts or segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.

     The  Trust  intends  to  comply  with  section  817(h)  of the Code and the regulations  issued  thereunder.  As required by regulations under that section, the only  shareholders  of the Trust and its  Portfolios  will be life insurance company  segregated asset accounts (also referred to as separate  accounts) that fund variable life insurance or annuity  contracts,  tax-exempt  pension trusts, and MetLife  Investors USA Insurance  Company,  the initial  shareholder  of the
Portfolios,  and its  affiliates.  See the  prospectus or other material for the
Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.

     Section 817(h) of the Code and Treasury Department  regulations  thereunder impose certain  diversification  requirements  on the segregated  asset accounts investing  in the  Portfolios  of the Trust.  These  requirements,  which are in addition to the diversification  requirements  applicable to the Trust under the
1940 Act and under the regulated  investment company provisions of the Code, may limit the types and  amounts of  securities  in which the  Portfolios  or Master
Funds may  invest.  Failure to meet the  requirements  of section  817(h)  could result in current  taxation  of the owner of the  Contract  on the income of the
Contract.  For this purpose,  an investment in a Master Fund is treated not as a single  investment  but as an investment in each asset owned by the Master Fund, so long as shares of the Master  Fund are owned  only by  separate  accounts  of insurance companies, by qualified pension and retirement plans, and by a limited class of other  investors.  The  Portfolios  and Master Funds are and will be so owned.  Thus so long as each  Portfolio and Master Fund meets the section 817(h)
diversification  tests,  each  Contract  will also  meet  those  tests.  See the prospectus for the Contracts.

     The Trust may  therefore  find it necessary to take action to ensure that a
Contract  continues to qualify as a Contract  under federal tax laws. The Trust, for example,  may be required to alter the investment  objectives of a Portfolio or Master  Fund or  substitute  the shares of one  Portfolio  or Master Fund for those of another.  No such change of investment  objectives or  substitution  of securities  will take place without notice to the  shareholders  of the affected
Portfolio and the approval of a majority of such  shareholders and without prior approval  of the  Securities  and  Exchange  Commission,  to the extent  legally required.

     In certain foreign  countries,  interest and dividends are subject to a tax which is withheld by the issuer. U.S. income tax treaties with certain countries reduce the rates of these  withholding  taxes.  The Trust intends to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek refund of amounts withheld in excess of the treaty rate.

     Portfolios that invest in foreign securities may purchase the securities of certain foreign  investment  funds or trusts called passive  foreign  investment companies.  Such  trusts  have been the only or primary way to invest in certain countries.  In addition to bearing  their  proportionate  share of a Portfolio's expenses  (management  fees and  operating  expenses),  shareholders  will  also indirectly  bear similar  expenses of such trusts.  Capital gains on the sale of such holdings are considered  ordinary income regardless of how long a Portfolio held its  investment.  In  addition,  a Portfolio  could be subject to corporate income tax and an interest charge on certain  dividends and capital gains earned from  these  investments,  regardless  of  whether  such  income  and  gains are distributed to  shareholders.  To avoid such tax and interest,  each Portfolio's investment  adviser intends to treat these securities as sold on the last day of its  fiscal  year  and  recognize  any  gains  for tax  purposes  at that  time;
deductions  for losses are allowable  only to the extent of any gains  resulting from these deemed sales for prior taxable  years.  Such gains will be considered ordinary income, which a Portfolio will be required to distribute even though it has not sold the security.

                  ORGANIZATION AND CAPITALIZATION OF THE TRUST

     The Trust is a Delaware  statutory trust organized on July 27, 2000. A copy of the Trust's Agreement and Declaration of Trust, which is governed by Delaware law, is filed as an exhibit to the Trust's registration statement.  The Trust is the successor to the Security  First Trust and Cova Series Trust,  the series of which were converted to Portfolios of the Trust, effective February 12, 2001.

     The Trustees of the Trust have  authority  to issue an unlimited  number of shares of beneficial interest, par value $.001 per share, of one or more series.
Currently,  the Trustees have established and designated 51 series,  49 of which are currently  being  offered.  Each series of shares  represents the beneficial interest in a separate  Portfolio  of assets of the Trust,  which is  separately managed and has its own investment  objective and policies.  The Trustees of the
Trust have authority,  without the necessity of a shareholder vote, to establish additional  portfolios  and series of shares.  The shares  outstanding  are, and those offered  hereby when issued will be, fully paid and  nonassessable  by the
Trust. The shares have no preemptive,  conversion or subscription rights and are fully transferable.

     The Trust is  authorized to issue four classes of shares (Class A, Class B,
Class C and Class E) on behalf of each  Portfolio.  The Summary  Prospectus  and
Prospectus for each  Portfolio  describes the classes  currently  being offered.
Class  A  shares  are  offered  at net  asset  value  and  are  not  subject  to distribution fees imposed pursuant to a distribution  plan. Class B, Class C and
Class E shares are offered at net asset  value and are  subject to  distribution fees imposed pursuant to each Class'  Distribution Plan adopted pursuant to Rule
12b-1 under the 1940 Act.

     The four  classes  of  shares  are  currently  offered  under  the  Trust's multi-class  distribution  system  approved by the Trust's  Board of Trustees on
December 7, 2000,  which is designed to allow  promotion of  insurance  products investing in the Trust  through  alternative  distribution  channels.  Under the
Trust's  multi-class  distribution  system,  shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical  voting,  dividend,  liquidation,  and other  rights,  other  than the payment of distribution fees under the Distribution Plan.

     The Trust continuously  offers its shares to separate accounts of insurance companies in connection with the Contracts.  Class A, Class B, Class C and Class
E shares currently are sold to insurance company separate accounts in connection with  Contracts  issued  by  the  following  affiliated  insurance  companies  -
Metropolitan Life Insurance Company,  MetLife Investors Insurance Company, First
MetLife Investors  Insurance  Company,  MetLife Investors USA Insurance Company,
New England  Financial Life Insurance  Company,  General American Life Insurance
Company, MetLife Insurance Company of Connecticut (collectively,  "MetLife"). As of December 31, 2009, MetLife owned substantially all of the Trust's outstanding
Class A, Class B, Class C and Class E shares and, as a result,  may be deemed to be a control person with respect to the Trust.

     As a "series"  type of mutual  fund,  the Trust issues  separate  series of share of beneficial  interest  with respect to each  Portfolio.  Each  Portfolio resembles a separate fund issuing a separate class of stock.  Because of current federal  securities law  requirements,  the Trust expects that its  shareholders will offer to owners of the Contracts  ("Contract  owners") the  opportunity  to instruct them as to how shares  allocable to their  Contracts will be voted with respect to certain matters,  such as approval of investment advisory agreements.
To the  Trust's  knowledge,  as of  December  31,  2009,  none of the  Contracts currently  owned entitled any individual to give voting  instructions  regarding more than 5% of the outstanding shares of any Portfolio.

     The Trust may in the future offer its shares to separate  accounts of other insurance  companies.  The Trust does not currently foresee any disadvantages to
Contract owners arising from offering the Trust's shares to separate accounts of insurance  companies  that are  unaffiliated  with each  other.  However,  it is theoretically  possible  that, at some time,  the interests of various  Contract owners  participating  in  the  Trust  through  their  separate  accounts  might conflict.  In the  case  of a  material  irreconcilable  conflict,  one or  more separate  accounts might withdraw  their  investments in the Trust,  which would possibly force the Trust to sell portfolio securities at disadvantageous prices.
The  Trustees of the Trust  intend to monitor  events for the  existence  of any material  irreconcilable  conflicts  between or among such separate accounts and will take whatever remedial action may be necessary.

     The assets received from the sale of shares of a Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying  assets of the Portfolio.  The underlying  assets of a
Portfolio  are required to be segregated on the Trust's books of account and are to be charged with the  expenses  with  respect to that  Portfolio.  Any general expenses of the Trust not readily  attributable to a Portfolio will be allocated by or under  the  direction  of the  Trustees  in such  manner  as the  Trustees determine  to be fair and  equitable,  taking  into  consideration,  among other things,  the nature and type of expense and the relative  sizes of the Portfolio and the other Portfolios.

     Each share has one vote,  with  fractional  shares voting  proportionately.
Shareholders of a Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the
Portfolio.  The Agreement and Declaration of Trust does not require the Trust to hold annual meetings of  shareholders.  Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The Trustees of the Trust may  appoint  their  successors  until  fewer than a  majority  of the
Trustees  have  been  elected  by  shareholders,  at  which  time a  meeting  of shareholders  will  be  called  to  elect  Trustees.  Under  the  Agreement  and
Declaration of Trust, any Trustee may be removed by vote of the Trustees or vote of two-thirds of the outstanding shares of the Trust.  Holders of 10% or more of
the  outstanding   shares  can  require  the  Trustees  to  call  a  meeting  of shareholders  for the purpose of voting on the removal of one or more  Trustees.
If ten or more  shareholders  who have been such for at least six months and who hold in the aggregate  shares with a net asset value of at least $25,000  inform the Trustees that they wish to communicate with other shareholders, the Trustees either  will give such  shareholders  access  to the  shareholder  lists or will inform  them  of the  cost  involved  if the  Trust  forwards  materials  to the shareholders on their behalf.  If the Trustees object to mailing such materials, they must inform the  Securities and Exchange  Commission and thereafter  comply with the requirements of the 1940 Act.

                              FINANCIAL STATEMENTS

     The financial  statements of the American Funds(R) Bond,  American Funds(R)
Growth and American Funds(R) International  Portfolios for the fiscal year ended
December 31, 2009,  including  notes to the financial  statements  and financial highlights  and the Report of  Independent  Registered  Public  Accounting  Firm
_________, are included in the Annual Reports of the Trust which is incorporated by reference in this Statement of Additional Information.

                         Appendix A (Securities Ratings)

Standard & Poor's Bond Ratings

     A Standard & Poor's  corporate  debt rating is a current  assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated
"AAA" has the highest  rating  assigned  by  Standard & Poor's.  Capacity to pay interest and repay  principal is  extremely  strong.  Debt rated "AA" has a very strong  capacity to pay  interest  and to repay  principal  and differs from the highest rated issues only in small degree.  Debt rated "A" has a strong capacity to pay interest and repay principal  although it is somewhat more susceptible to the adverse  effects of changes in  circumstances  and economic  conditions than debt of a higher  rated  category.  Debt rated  "BBB" is  regarded  as having an adequate  capacity  to pay  interest  and repay  principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay  principal for debt in this category than for higher rated  categories.
Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative  with  respect to the  issuer's  capacity to pay  interest and repay principal in accordance  with the terms of the  obligation.  "BB"  indicates the lowest degree of speculation and "CC" the highest degree of  speculation.  While such bonds will likely have some quality and protective  characteristics,  these are  outweighed  by large  uncertainties  or major  risk  exposures  to  adverse conditions.  The rating "C" is reserved for income bonds on which no interest is being  paid.  Debt  rated "D" is in  default,  and  payment of  interest  and/or repayment  of  principal  is in  arrears.  The  ratings  from "AA" to "B" may be modified  by the  addition  of a plus or minus  sign to show  relative  standing within the major rating categories.

Moody's Bond Ratings

     Bonds which are rated "Aaa" are judged to be the best  quality.  They carry the  smallest  degree  of  investment  risk  and are  generally  referred  to as
"gilt-edge."  Interest  payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various  protective  elements are likely to change,  such changes as can be  visualized  are most  unlikely to impair the fundamentally  strong position of such issues.  Bonds which are rated
"Aa" are judged to be of high quality by all  standards.  Together  with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because  margins of protection  may not be as large as in Aaa  securities  or  fluctuation  of  protective  elements  may be of greater amplitude or there may be other elements  present which make the long-term risks appear  somewhat  larger  than  in Aaa  securities.  Moody's  applies  numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the  security  ranks at a higher  end of the  rating  category,  modifier 2 indicates a mid-range  rating and the modifier 3 indicates  that the issue ranks at the lower end of the rating category.  Bonds which are rated "A" possess many favorable  investment  attributes and are to be considered as upper medium grade obligations.  Factors  giving  security to principal and interest are considered adequate  but  elements  may  be  present  which  suggest  a  susceptibility  to impairment sometime in the future. Bonds which are rated "Baa" are considered as medium grade  obligations,  i.e.,  they are neither highly  protected nor poorly secured.  Interest  payments  and  principal  security  appear  adequate for the
present   but   certain   protective   elements   may  be   lacking  or  may  be
characteristically  unreliable  over any great  length of time.  Such bonds lack
outstanding   investment   characteristics   and  in   fact   have   speculative
characteristics  as  well.  Bonds  which  are  rated  "Ba"  are  judged  to have speculative elements;  their future cannot be considered as well assured.  Often the  protection of interest and  principal  payments may be very  moderate,  and thereby  not well  safeguarded  during  both good and bad times over the future.
Uncertainty of position characterizes bonds in this class. Bonds which are rated
"B" generally lack  characteristics  of the desirable  investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long  period of time may be small.  Bonds  which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger  with  respect  to  principal  or  interest.  Bonds  which are rated "Ca"
represent  obligations  which are speculative in a high degree.  Such issues are often in default or have other  marked  shortcomings.  Bonds which are rated "C"
are the lowest  rated  class of bonds,  and issues so rated can be  regarded  as having extremely poor prospects of ever attaining any real investment standing.

Fitch ratings are as follows:

*       AAA - The highest rating assigned. This rating is assigned to the "best"
        credit risk relative to other issues or issuers.

*        AA - A very strong credit risk relative to other issues or issuers. The credit risk inherent in these financial commitments differs only slightly from the highest rated issuers or issues.

*        A - A strong credit risk relative to other issues or issuers. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

*        BBB - An adequate credit risk relative to other issues or issuers.
         However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment of these financial commitments than for financial commitments denoted by a higher rated category.

*        BB - A fairly weak credit risk relative to other issues or issuers.
         Payment of these financial commitments is uncertain to some degree and capacity for timely repayments remains more vulnerable to adverse economic change over time.

*        B - Denotes a significantly weak credit risk relative to other issues or issuers. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.

*        CCC, CC, C - These categories denote an extremely weak credit risk relative to other issues or issuers. Capacity for meeting financial commitments is solely reliant upon sustained, variable business or economic developments.

*        DDD,DD,D - These categories are assigned to entities or financial commitments which are currently in default.

PLUS (+) or MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Standard & Poor's Commercial Paper Ratings

     "A" is the highest  commercial paper rating category utilized by Standard &
Poor's,  which  uses the  numbers  "1+",  "1",  "2" and "3" to  denote  relative strength within its "A"  classification.  Commercial  paper issuers rated "A" by
Standard  & Poor's  have the  following  characteristics.  Liquidity  ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing.  Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established  industry  and has  superior  management.  Issues rated "B" are regarded as having only an adequate capacity for timely payment.  However,  such capacity may be damaged by changing  conditions or short-term  adversities.  The rating "C" is assigned to short-term debt obligations  with a doubtful  capacity for  repayment.  An issue rated "D" is either in default or is expected to be in default upon maturity.

Moody's Commercial Paper Ratings

     "Prime-1" is the highest commercial paper rating assigned by Moody's, which uses the numbers "1", "2" and "3" to denote relative strength within its highest classification  of Prime.  Commercial  paper issuers rated Prime by Moody's have the following  characteristics.  Their  short-term  debt  obligations  carry the smallest degree of investment risk. Margins of support for current  indebtedness are large or stable with cash flow and asset  protection  well assured.  Current
liquidity   provides  ample  coverage  of  near-term   liabilities   and  unused
alternative  financing  arrangements are generally  available.  While protective elements may change over the intermediate or longer terms, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Fitch Ratings

     Commercial  Paper Ratings.  Fitch employs the rating F1+ to indicate issues regarded as having the  strongest  degree of assurance for timely  payment.  The rating F1 reflects an assurance of timely  payment only  slightly less in degree than issues rated F1+,  while the rating F2 indicates a  satisfactory  degree of assurance for timely  payment,  although the margin of safety is not as great as indicated by the F1+ and F1 categories.

     Duff & Phelps Inc. Commercial Paper Ratings. Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade  commercial paper and bank money instruments.  Duff  1+  indicates  the  highest  certainty  of  timely  payment:
short-term liquidity is clearly outstanding,  and safety is just below risk-free
U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment.  Duff 2 indicates good certainty of timely payment:  liquidity  factors and company fundamentals are sound.

     Thomson BankWatch,  Inc. ("BankWatch") Commercial Paper Ratings.  BankWatch
will assign both  short-term  debt ratings and issuer  ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1",  "TBW-2", "TBW-3", or
"TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less,  issued by a holding company structure or an entity  within the  holding  company  structure  that is rated by  BankWatch.
Additionally,  BankWatch will assign an issuer rating ("A",  "A/B",  "B", "B/C",
"C", "C/D", "D", "D/E", and "E") to each issuer that it rates.

     Various of the NRSROs utilize rankings within rating  categories  indicated
by a + or -. The  Portfolios,  in accordance with industry  practice,  recognize such rankings within  categories as graduations,  viewing for example Standard &
Poor's  rating  of A-1+ and A-1 as being in  Standard  & Poor's  highest  rating category.

                Appendix B (Proxy Voting Policies and Procedures)


                                                          [GRAPHIC OMITTED]
                                                         Compliance Program

                           MET INVESTORS SERIES TRUST

                      Proxy Voting Policies and Procedures

Trust's Policy Statement

     Met Investors  Series Trust (the  "Trust") is firmly  committed to ensuring that proxies relating to the Trust's portfolio  securities are voted in the best interests  of the  Trust's  shareholders.  The  following  procedures  have been established to implement the Trust's proxy voting program.

Trust's Proxy Voting Program

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     MetLife  Advisers,  LLC  ("MLA")  serves as the  investment  manager of the
Trust's portfolios.  MLA is responsible for the selection and ongoing monitoring of  investment  sub-advisers  (the  "Subadvisers")  who provide  the  day-to-day portfolio  management for each portfolio,  with the exception of the (i) MetLife
Defensive  Strategy  Portfolio,  MetLife Moderate  Strategy  Portfolio,  MetLife
Balanced Strategy  Portfolio,  MetLife  Defensive  Strategy  Portfolio,  MetLife
Growth  Strategy  Portfolio,  MetLife  Aggressive  Portfolio,  (the  "Met  Asset
Allocation  Portfolios");  (ii) American  Funds Moderate  Allocation  Portfolio,
American  Funds  Balanced   Allocation   Portfolio  and  American  Funds  Growth
Allocation  Portfolio  (the "American  Funds Asset  Allocation  Portfolios"  and
together  with the "Met  Asset  Allocation  Portfolios,  the  "Asset  Allocation
Portfolios");  (iii)  American  Funds  Bond  Portfolio,  American  Funds  Growth
Portfolio  and American  Funds  International  Portfolio  (the  "American  Funds
Master-Feeder  Portfolios");  and (iv) Met/Franklin  Templeton Founding Strategy
Portfolio  (the "Founding  Strategy  Portfolio"),  where MLA is responsible  for portfolio management.  The Asset Allocation Portfolios and the Founding Strategy
Portfolio are each referred to below as a "Fund of Funds" and  collectively,  as the "Funds of Funds."

The Trust has delegated the proxy voting  responsibilities  with respect to each
Portfolio  to  MLA.  Because  MLA  views  proxy  voting  as a  function  that is incidental  and integral to portfolio  management,  it has in turn delegated the proxy voting  responsibilities  with respect to each  Portfolio,  except for the
Funds  of  Funds  and  the  American  Funds  Master-Feeder  Portfolios,  to  the
applicable  Subadvisers.  The primary focus of the Trust's proxy voting program, therefore,  is to seek to ensure that the Subadvisers have adequate proxy voting policies and procedures in place and to monitor each Subadviser's  proxy voting.
These  policies  and  procedures  may be  amended  from  time to time  based  on experience, new portfolios, as well as changing environments,  especially as new and/or differing laws and regulations are  promulgated.  Adviser's Due Diligence and Compliance Program

     As part of its ongoing due diligence and compliance  responsibilities,  MLA will seek to ensure that each  Subadviser  maintains  proxy voting  policies and procedures  that are  reasonably  designed  to comply with  applicable  laws and regulations.  MLA will  review  each  Subadviser's  proxy  voting  policies  and procedures  (including  any proxy  voting  guidelines)  in  connection  with the initial  selection of the  Subadviser  to manage a portfolio  and on at least an annual basis thereafter.

IV.      Voting of Proxies

          a. All  Portfolios  except the Funds of Funds and the  American  Funds
          Master-Feeder Portfolios

     If a Portfolio of the Trust, other than a Fund of Fund or an American Funds
Master-Feeder  Portfolio,  receives  a proxy  with  respect to a holding in that
Portfolio,  such proxy shall be voted by the  Subadviser in accordance  with its proxy voting policies and procedures.

          b. Funds of Funds and the American Funds Master-Feeder Portfolios

               1.   Funds of Funds

          MLA serves as the sole investment adviser to:

     (i) the Met Asset  Allocation  Portfolios,  each of which  invests in other portfolios of the Trust and/or portfolios of the Metropolitan  Series Fund, Inc.
(the "Met Underlying Portfolios");

     (ii) the American Funds Asset Allocation Portfolios,  each of which invests in other  portfolios of the American Funds Insurance Series  (collectively,  the
"American Funds Underlying Portfolios"); and

     (iii) the Founding  Strategy  Portfolio,  that  invests its assets  equally among the Met/Franklin  Income Portfolio,  Met/Franklin  Mutual Shares Portfolio
and Met/Franklin Growth Portfolio  (together,  the "Founding Strategy Underlying
Portfolios").

     The Met Underlying  Portfolios,  the American Underlying Portfolios and the
Founding  Strategy  Underlying  Portfolios  are  each  referred  to  below as an
"Underlying Portfolio" and collectively, as the "Underlying Portfolios."

     If a Funds of Funds  receives  a proxy  relating  to one of the  Underlying
Portfolios  of which it holds  shares,  MLA  will  vote  such  proxy in the same proportion as the vote of other contract owners of the Underlying Portfolio with respect to a particular proposal.

               2. American Funds Master-Feeder Portfolios

     Each  American  Funds  Master-Feeder  Portfolio  (each a "Feeder  Fund" and collectively,  the  "Feeder  Funds"),  invests  its  assets  in a series  of the
American Funds Insurance Series (collectively, the "Master Funds").(1) The Trust has delegated the proxy voting responsibilities with respect to the Feeder Funds to MLA. When a Feeder Fund receives a proxy from its corresponding  Master Fund, the  Feeder  Fund  will  vote  in the  same  proportion  as the  vote  of  other shareholders of the Master Fund with respect to a particular proposal.

          V. Subadvisers' Proxy Voting Policies and Procedures

     Each  Subadviser  will be required to maintain  proxy  voting  policies and procedures that satisfy the following elements:

     A)   Written Policies and Procedures:  The Subadviser must maintain written proxy voting  policies and  procedures in accordance  with  applicable laws  and  regulations  and must  provide  to the  Trust  and MLA upon request, copies of such policies and procedures.

     B)   Fiduciary  Duty:  The  Subadviser's  policies and  procedures  must be reasonably  designed  to  ensure  that  the  Subadviser  votes  client securities in the best interest of its clients.

     C)   Conflicts of Interest:  The Subadviser's  policies and procedures must include  appropriate  procedures  to identify and resolve as necessary
          all  material   proxy-related   conflicts  of  interest   between  the
          Subadviser  (including its  affiliates)  and its clients before voting client proxies.

     D)   Voting  Guidelines:  The  Subadviser's  policies and  procedures  must address  with  reasonable  specificity  how the  Subadviser  will vote proxies,  or what  factors it will take into  account,  when voting on particular types of matters,  e.g.,  corporate  governance  proposals,
          compensation   issues  and  matters   involving  social  or  corporate
          responsibility.

     E)   Monitoring  Proxy  Voting:  The  Subadviser  must have an  established system  and/or  process  that is  reasonably  designed  to ensure that proxies are voted on behalf of its  clients in a timely and  efficient manner.

     F)   Record   Retention  and  Inspection:   The  Subadviser  must  have  an
          established   system  for  creating  and  retaining  all   appropriate
          documentation  relating to its proxy voting  activities as required by applicable  laws and  regulations.  The Subadviser must provide to the
          Trust and MLA such  information  and records  with  respect to proxies relating to the Trust's portfolio securities as required by law and as the Trust or MLA may reasonably request.
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Disclosure of Trust's Proxy Voting Policies and Procedures and Voting Record

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     MLA on behalf of the Trust will take reasonable  steps as necessary to seek to ensure  that the Trust  complies  with all  applicable  laws and  regulations relating to disclosure of the Trust's proxy voting  policies and  procedures and its proxy voting record.  MLA  (including,  at its option,  through  third-party service providers) will maintain a system that is reasonably  designed to ensure that the actual proxy voting record of MLA and the  Subadvisers  with respect to the Trust's  portfolio  securities are  collected,  processed and filed with the
Securities and Exchange Commission and delivered to the Trust's shareholders, as applicable,  in a timely and efficient manner and as required by applicable laws and regulations.
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I.   Reports to Trust's Board of Trustees.

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     MLA will periodically (but not less frequently than annually) report to the
Board of Trustees with respect to the Trust's implementation of its proxy voting program,  including summary  information with respect to the proxy voting record of MLA and the Subadvisers with respect to the Trust's portfolio  securities and any other information requested by the Board of Trustees.
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ADOPTED: November 19, 2003
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REVISED: December 31, 2005 and  February __, 2010.
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     (1) If an American  Funds  Master-Feeder  Portfolio  no longer  invests its assets in a Master Fund,  MLA would be the  investment  adviser to the Portfolio pursuant to a stand-by advisory agreement approved by the Board of Trustees.
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                           MET INVESTORS SERIES TRUST

                                  5 Park Plaza
                                   Suite 1900
                            Irvine, California 92614
                                  800-848-3854

                       STATEMENT OF ADDITIONAL INFORMATION

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                                   May 1, 2010
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                                   Portfolios

                      SSgA Growth and Income ETF Portfolio

                            SSgA Growth ETF Portfolio

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         This Statement of Additional Information provides supplementary information pertaining to shares of two investment portfolios ("Portfolios") of
Met Investors Series Trust (the "Trust"), an open-end, management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Summary Prospectuses and the Prospectuses dated
May 1, 2010 for, as applicable, the Class A shares, Class B shares and Class E shares of the Portfolios listed above. The Summary Prospectuses and the
Prospectuses may be obtained by writing the Trust at the address listed above or by calling 800-848-3854. Unless otherwise defined herein, capitalized terms have the meanings given to them in each Summary Prospectus and Prospectus.

         The audited financial statements for the year ended December 31, 2009, including the financial highlights, appearing in the Trust's Annual Reports to
Shareholders, filed electronically with the Securities and Exchange Commission
("SEC") on March __, 2010 (File No. 811-10183) are incorporated by reference and made part of this document.

         No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information, in the
Summary Prospectuses or in the Prospectuses and, if given or made, such information or representation must not be relied upon as having been authorized.
This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.
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                                                                                                                  Page
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                       INVESTMENT OBJECTIVES AND POLICIES

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         The investment policies and restrictions of each Underlying ETF are described in the summary prospectus, prospectus and statement of additional information for each of these funds.

         The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Summary Prospectuses and
Prospectuses.

         Each Portfolio operates under a "fund of funds" structure, investing at least 80% of its net assets in other mutual funds known as exchange-traded funds
("Underlying ETFs"). In addition to investments in shares of the Underlying ETFs that are linked to an index, a Portfolio may invest in other types of securities including Underlying ETFs or other pooled investments which do not track an index, but rather track specific commodities, sectors or countries (up to 10% of its net assets), other registered investment companies that are not exchange-traded funds, including exchanged-traded notes, money market funds and for cash management purposes in repurchase agreements, U.S. government securities and in money market securities. In addition to the fees directly associated with a Portfolio, an investor in that Portfolio will also directly bear the fees of the Underlying ETFs or other investment companies in which a
Portfolio invests. For additional information about Underlying ETFs, please see their respective summary prospectus, prospectuses and statements of additional information.

         Each Portfolio invests in shares of the Underlying ETFs and its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives, as well as the Subadviser's allocation among the Underlying ETFs. Accordingly, each Portfolio's investment performance will be influenced by the investment strategies of and risks associated with the
Underlying ETFs, as described in the Summary Prospectus and Prospectus, in direct proportion to the amount of assets each Portfolio allocates to the
Underlying ETFs utilizing such strategies. The information below applies generally to direct investments that may be made by the Portfolios.
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Additional Information About ETFs

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     An ETF is an  investment  company that holds a portfolio  of common  stocks designed to track the performance of a particular  securities index or sector of an  index,  like the S&P 500 or  NASDAQ,  or a  portfolio  of bonds  that may be designed  to track a bond  index.  Because  they may be traded  like stocks on a securities  exchange (e.g., the NYSE Arca, Inc.), ETFs may be purchased and sold throughout  the trading day based on their  market  price.  Each share of an ETF represents an undivided ownership interest in the portfolio held by an ETF. ETFs that track indices or sectors of indices hold either:
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     o    shares of all of the  companies  (or, for a fixed  income ETF,  bonds)
          that are represented by a particular index in the same proportion that is represented in the index itself; or

     o    shares of a sampling of the  companies  (or,  for a fixed  income ETF, bonds) that are  represented  by a  particular  index in a  proportion meant to track the performance of the entire index.

Money Market Securities

         Money market securities in which the Portfolios may invest include U.S.
government securities, U.S. dollar denominated instruments (such as bankers'
acceptances, commercial paper, domestic or Yankee certificates of deposit and
Eurodollar obligations) issued or guaranteed by bank holding companies in the
U.S., their subsidiaries and their foreign branches. These bank obligations may be general obligations of the parent bank holding company or may be limited to the issuing entity by the terms of the specific obligation or by government regulation.

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         Other money market securities in which a Portfolio also may invest include certain variable and floating rate instruments and participations in corporate loans to corporations in whose commercial paper or other short-term obligations a Portfolio may invest. Because the bank issuing the participations does not guarantee them in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. To the extent that a Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower under the terms of the loan participation), the Portfolio may also be subject to credit risks associated with the issuing bank. The secondary market, if any, for certain of these loan participations is extremely limited and any such participations purchased by a Portfolio will be regarded as illiquid.
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         A Portfolio may also invest in bonds and notes with remaining maturities of thirteen months or less, variable rate notes and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, it is payable on demand, the rate of interest payable on it varies with an agreed formula and it is typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a
Portfolio will be regarded as an illiquid security.

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         Generally, the Portfolios will invest only in high quality money market instruments, i.e., securities which have been assigned the highest quality ratings by NRSROs such as "A-1" by Standard & Poor's, "Prime-1" by Moody's or F1
by Fitch, or if not rated, determined to be of comparable quality by the
Portfolio's Subadviser.
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Other Investment Companies

         Each Portfolio invests substantially all of its assets in the securities of other investment companies, primarily Underlying ETFs. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the management fees (and other expenses) paid directly by the Portfolio.

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         The shares of an Underlying ETF may be assembled in a block (typically
50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the Underlying ETF's net asset value)
together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the
Underlying ETF by depositing a specified portfolio of the Underlying ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The
Portfolios may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Subadviser believes it is in a Portfolio's interest to do so. The Portfolios' ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended (the "1940 Act"), which provides that the Underlying ETFs will not be obligated to redeem shares held by the Portfolios in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.
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         There is a risk that the Underlying ETFs in which a Portfolio invests may terminate due to extraordinary events that may cause any of the service providers to the Underlying ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the Underlying ETF. Also, because the Underlying ETFs in which the Portfolios intend to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the Underlying
ETFs may terminate if such license agreements are terminated. In addition, an
Underlying ETF may terminate if its entire net asset value falls below a certain amount. Although the Portfolios believe that, in the event of the termination of an Underlying ETF, they will be able to invest instead in shares of an alternate
Underlying ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate
Underlying ETF would be available for investment at that time.

         Limitations on Investing in Other Investment Companies. Generally,
under the 1940 Act, a Portfolio may not acquire shares of another investment company (Underlying ETFs or other investment companies) if, immediately after such acquisition, the Portfolio and its affiliated persons would hold more than
3% of the Underlying ETF's or other investment company's total outstanding shares or if the Portfolio's investment in securities of the Underlying ETF or other investment company would be more than 5% of the value of the total assets of the Portfolio. Accordingly, each Portfolio is subject to these limitations unless (i) the Underlying ETF or the Portfolio has received an order for exemptive relief from the Securities and Exchange Commission (the "SEC") that is applicable to the Portfolio; and (ii) the Underlying ETF and the Portfolio take appropriate steps to comply with any conditions in such order. The SEC has issued such an exemptive order to the Trust, which permits certain of its series, including the Portfolios, to invest in underlying ETFs and other investment companies beyond the limitations in the 1940 Act, subject to certain terms and conditions, including that the Portfolios enter into an agreement with an Underlying ETF or other investment company before investing in such
Underlying ETF or other investment company, in excess of the 1940 Act limitations. Such order also allows the Portfolios to make investments in certain other securities, including government securities, fixed income securities, futures transactions and in other securities that are not issued by investment companies. In addition, certain of the Underlying ETFs also have similar exemptive orders.

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         To the extent the 1940 Act limitations apply to certain Underlying
ETFs, such limitations may prevent a Portfolio from allocating its investments in the manner that the Subadviser considers optimal, or cause the Subadviser to select a similar index or sector-based mutual fund or other investment company
("Other Investment Companies"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate)("Stock
Baskets") as an alternative. The Portfolios may also invest in Other Investment
Companies or Stock Baskets when the Subadviser believes they represent more attractive opportunities than similar Underlying ETFs.
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         The Portfolios' investments in Other Investment Companies will be subject to the same limitations described above.

Exchange-Traded Notes

         Exchanged-traded notes ("ETNs") are senior, unsecured, unsubordinated debt securities issued by a bank or other financial institution. ETNs have a maturity date and are backed only by the credit of the issuer. The returns of
ETNs are linked to the performance of a market benchmark or strategy, less investor fees. ETNs can be traded on an exchange at market price or held until maturity. The issuer of an ETN typically makes interest payments and a principal payment at maturity that is linked to the price movement of an underlying market benchmark or strategy.

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         An investment in an ETN involves risks, such as market risk, liquidity risk and counterparty risk. For example, the value of an ETN will change as the value of the underlying market benchmark or strategy fluctuates. The prices of underlying market benchmarks are determined based on a variety of market and economic factors and may change unpredictably, affecting the value of the benchmarks and, consequently, the value of an ETN. In addition, if the value of an underlying market benchmark decreases, or does not increase by an amount greater than the aggregate investor fee applicable to an ETN, then an investor in the ETN will receive less than its original investment in the ETN upon maturity or early redemption and could lose up to 100% of the original principal amount.

         The issuer of an ETN may restrict the ETN's redemption amount or its redemption date. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.
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         Because ETNs are unsecured debt securities, they are also subject to risk of default by the issuing bank or other financial institution (i.e., counterparty risk). In addition, the value of an ETN may decline due to a downgrade in the issuer's credit rating despite no change in the underlying market benchmark.

Repurchase Agreements

         A Portfolio or an Underlying ETF may at times invest a portion of its assets in repurchase agreements. Repurchase agreements involve the purchase of a security by a Portfolio or an Underlying ETF and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the
Portfolio or the Underlying ETF at a specified date or upon demand. This technique offers a method of earning income on idle cash. Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio or the Underlying ETF will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

U.S. Government Securities

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         U.S. Government securities include direct obligations of the U.S.
government that are supported by its full faith and credit, like Treasury bills and Government National Mortgage Association ("GNMA") certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank and Fannie Mae. Unlike Treasury
securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.
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Portfolio Turnover

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         The Portfolios' Subadviser will sell a security when it believes it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a
Portfolio, such as commissions paid to brokers and other transaction costs.
Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. The Portfolios generally will have annual turnover rates of less than 100%.

Securities Loans

         The Portfolios may make loans of portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the
Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Additional risks include the possible decline in the value of securities acquired with cash collateral. The Portfolio seeks to minimize this risk by limiting the investment of cash collateral to high quality instruments with short maturities, such as money market fund securities.

         Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under a Portfolio's securities lending program. While the securities are on loan, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Portfolio has a right to call each loan and obtain the securities on one standard settlement period's notice or, in connection with securities traded on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A Portfolio has the right to terminate a loan at any time. A Portfolio will generally not have the right to vote securities while they are being loaned, but its Adviser or Subadviser will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.
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Recent Events.

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         Over the past few years, the United States and other countries have experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Portfolios may invest. During periods of extreme market volatility, prices of securities held by the Portfolios may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Portfolios could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

         The instability in the financial markets has led the U.S. government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.
Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolios themselves are regulated. Such legislation or regulation could limit or preclude the Portfolios' ability to achieve their investment objectives.

         Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.
The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings.
Furthermore, volatile financial markets can expose the Portfolios to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios. The Portfolios have established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Adviser and Subadviser will monitor developments and seek to manage the Portfolios in a manner consistent with achieving the Portfolios' investment objectives, but there can be no assurance that they will be successful in doing so.
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                             INVESTMENT RESTRICTIONS

Fundamental Policies
--------------------

         The following investment restrictions are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the
Portfolio.

   1.    Borrowing
         ---------

         Each Portfolio may not borrow money, except to the extent permitted by applicable law.

   2.    Concentration
         -------------

         Each Portfolio may not invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S.
government, its agencies and instrumentalities, and repurchase agreements secured by such obligations.

   3.    Underwriting
         ------------

         Each Portfolio may not underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

   4.    Real Estate
         -----------

         Each Portfolio may not purchase or sell real estate, although a
Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate; provided, however, that the Portfolio may hold and sell real estate acquired as a result of the ownership of securities.

   5.    Commodities
         -----------

         Each Portfolio may not purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. No Portfolio will consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities.

   6.    Loans
         -----

         Each Portfolio may not make loans, except through the purchase of debt obligations and the entry into repurchase agreements or through lending of its portfolio securities. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Trust's Board of Trustees.

7.       Senior Securities
         -----------------

         Each Portfolio may not issue any senior security (as defined in the
1940 Act) except in compliance with applicable law.

Non-Fundamental Policies
------------------------

         The following investment restrictions apply to each Portfolio, except as noted. These restrictions may be changed for any Portfolio by the Trust's
Board of Trustees without a vote of that Portfolio's shareholders.

Each Portfolio may not:

       (1) Purchase securities on margin, except that each Portfolio may: (a)
     make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments;

       (2) Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments; and
     then such mortgaging, pledging or hypothecating may not exceed 33 1/3 % of the respective total assets of each Portfolio. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

       (3) Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral explorations or development programs, except that the Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities; and

       (4) Invest in companies for the purpose of exercising management or control.

         With respect to when-issued and delayed delivery securities, it is the policy of all Portfolios permitted to invest in such securities, to not enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

Concentration
-------------

         As a matter of operating policy, an investment by a Portfolio in an
Underlying ETF that invests in securities of a broad based index is not counted for purposes of determining a Portfolio's compliance with the fundamental policy relative to concentration set forth above.

80% Investment Policy
--------------------

         Under normal circumstances, each of the Portfolios will invest at least
80% of its respective assets (defined as net assets plus the amount of any borrowing for investment purposes) in Underlying ETFs. (See the Summary
Prospectuses and Prospectuses for a detailed discussion of these Portfolios'
investments.) Shareholders will be provided with at least 60-days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

         Unless otherwise indicated, all limitations applicable to a Portfolio's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio's investment portfolio, resulting from market fluctuations or other changes in a Portfolio's total assets will not require a
Portfolio to dispose of an investment until the Subadviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the Subadviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                             PERFORMANCE INFORMATION

         Total return will be computed as described below.

Total Return
------------

         Each Portfolio's "average annual total return" figures described and shown in the Prospectus are computed according to a formula prescribed by the
SEC. The formula can be expressed as follows:

                                  P(1+T)n = ERV
Where:
 P = a hypothetical initial payment of $1,000
 T = average annual total return
 n = number of years
 ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year (or other) periods at the end of the 1-,
 5-, or 10-year (or other) periods (or fractional portion thereof).

         The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders' accounts. The total return figures do not reflect charges and deductions which are, or may be, imposed under the Contracts.

         The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.

Non-Standardized Performance
----------------------------

         In addition to the performance information described above, the Trust may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total
Return" above except that no annualization is made.

                             PORTFOLIO TRANSACTIONS

         The Portfolios invest primarily in the Underlying ETFs and do not incur sales charges in connection with investments in the Underlying ETFs, but they may incur such costs if they invest directly in other types of securities, and they bear such costs indirectly through their investments in the Underlying
ETFs. Accordingly, the following description is relevant for the Portfolios.

         For information regarding portfolio transactions for each specific
Underlying ETF, see the statement of additional information for the respective
Underlying ETF.

         Subject to the supervision and control of the Adviser and the Trustees of the Trust, each Portfolio's Subadviser is responsible for decisions to buy and sell securities for its account and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions.
Brokerage commissions are paid on transactions in equity securities traded on a securities exchange. Fixed income securities and certain equity securities in which the Portfolios invest may be traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although prices of such securities usually include a profit to the dealer. In over-the-counter transactions, orders are placed directly with a principal market maker unless a better price and execution can be obtained by using a broker. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter generally referred to as the underwriter's concession or discount. Certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. The Subadviser of each Portfolio is responsible for effecting its portfolio transactions and will do so in a manner deemed fair and reasonable to the Portfolio and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at a favorable price. In selecting broker-dealers and negotiating commissions, the Subadviser considers the firm's reliability; the quality of its execution services on a continuing basis; confidentiality, including trade anonymity; and its financial condition.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers that execute portfolio transactions for the clients of such advisers. The Subadviser generally will not utilize soft dollars to purchase research services from broker-dealers that execute portfolio transactions for its clients, including the Portfolios.

         As noted above the Subadviser may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Subadviser with research in addition to selling the securities (at the fixed public offering price) to the
Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation imparts knowledge that may benefit the Portfolio, other investment advisory clients, and the Subadviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the Financial Industry Regulatory Authority has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances.
As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

         The Board of Trustees has approved a Statement of Directed Brokerage
Policies and Procedures for the Trust pursuant to which the Trust may direct the
Adviser to cause the Subadviser to effect securities transactions through broker-dealers in a manner that would help to generate resources to pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment pursuant to the management agreement between the
Trust and the Adviser ("Directed Brokerage"). The Trustees will review the levels of Directed Brokerage for each Portfolio on a quarterly basis.

         Under the Directed Brokerage policy, any payments or benefits accrued by or credited to a particular Portfolio are applied against the Portfolio's gross expenses. Accordingly, in the event that the Adviser waives or limits its fees or assumes other expenses of a Portfolio in accordance with the Expense
Limitation Agreement described herein (collectively, "expense reimbursements"), payments or benefits accrued by or credited to the Portfolio under the Directed
Brokerage policy may reduce the expense reimbursements owed by the Adviser to the Portfolio.

         A Subadviser may effect portfolio transactions for other investment companies and advisory accounts. Whenever concurrent decisions are made to purchase or sell securities by a Portfolio and another account, the Portfolio's
Subadviser will attempt to allocate equitably portfolio transactions among the
Portfolio and other accounts. In making such allocations between the Portfolio and other accounts, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Portfolio and the other accounts. In some cases this procedure could have an adverse effect on a
Portfolio. In the opinion of the Subadviser, however, the results of such procedures will, on the whole, be in the best interest of each of the accounts.

         The Subadviser to the Portfolios may execute portfolio transactions through certain of its affiliated brokers acting as agent in accordance with procedures established by the Board of Trustees, but will not purchase any securities from or sell any securities to any such affiliate acting as principal for its own account.

         The following table shows the amounts of brokerage commissions paid by the Portfolios during the fiscal years ended December 31, 2009, December 31,
2008 and December 31, 2007.

       -------------------------------------- ------------------ ------------------ ---------------- -------------------
       Portfolio                                  12/31/09           12/31/08          12/31/07
       ---------

SSgA Growth and Income ETF                      $220,950           $111,053             ___

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
SSgA Growth ETF                                 $114,989            $93,726             ___

------------------------------------------------------------------------------------------------------------------------

                             MANAGEMENT OF THE TRUST

     The Trust is  supervised  by a Board of Trustees  that is  responsible  for representing  the  interests of  shareholders.  The Trustees  meet  periodically throughout  the year to oversee the  Portfolios'  activities,  reviewing,  among other things, each Portfolio's performance and its contractual arrangements with various service providers.  The Trustees elect the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

Trustees and Officers
         The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 5 Park Plaza, Suite 1900,
Irvine, California 92614. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those
Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Independent Trustees."

         The Trustees


                                                                                          Number of
                                                                                          Portfolios
                                             Term of                                       in Fund          Other Directorships
                             Position(s)    Office and                                    Complex+            Held by Trustee
                              Held with     Length of     Principal Occupation(s)       overseen by            During the Past 5
      Name and Age            Registrant    Time Served    During the Past 5 Years         Trustee                Years
      =============           ==========    ===========    =======================      ===========          ===================

Interested Trustees
Elizabeth M. Forget*       President and   Indefinite;   Since May 2007, Senior Vice        84            Director,
(43)                          Trustee         From       President, MetLife, Inc.; since                  Metropolitan Series
                                            December     December 2000, President of                      Fund, Inc. since
                                            2000 to      MetLife Advisers, LLC and its                    August 2006.
                                            present      predecessor; December 2003 to
                                                         April 2007, Vice President,
                                                         MetLife, Inc.

Independent Trustees
Stephen M. Alderman        Trustee         Indefinite;  Since November 1991, Shareholder   49            None
(50)                                         From       in the law firm of Garfield and
                                            December     Merel, Ltd.
                                            2000 to
                                            present

Jack R. Borsting          Trustee         Indefinite;  Since 1988, Professor and Dean     49            Director, Los Angeles
(81)                                      From         Emeritus, Marshall School of                     Orthopedic Hospital,
                                          December     Business, University of Southern                 Trustee, The Rose
                                          2000 to      California (USC); from 2001 to                   Hills Foundation.
                                          present      2005, Professor of Business                      Member, Army Science
                                                       Administration and Dean Emeritus.                Board.

Robert Boulware           Trustee         Indefinite;  From 2004 to 2009, Director of     49            Since 2005, Director
(53)                                      From March   Norwood Promotional Products,                    of Gainsco, Inc.
                                          2008 to      Inc.; from 2007 to 2008, Director                (auto insurance).
                                          present      of Wealthpoint Advisors
                                                       (a business development
                                                       company); from 2007 to
                                                       2009, Director of
                                                       Holladay Bank; from
                                                       1992-2006, President and
                                                       Chief Executive Officer
                                                       of ING Fund Distributor,
                                                       LLC.

Daniel A. Doyle           Trustee         Indefinite;  From October 2000 to June 2009,    49            Director, Wisconsin
(51)                                      From         Vice President and Chief Financial               Sports Development
                                          February     Officer of ATC Management, Inc.                  Corporation
                                          2007 to      (public utility); since June 2009,
                                          present      independent business consultant.

Susan C. Gause            Trustee         Indefinite;  From 2000 to December 2002, Chief  49            None
(57)                                      From March   Executive Officer of Allianz
                                          2008 to      Dresdner Asset Management; since
                                          present      2003, private investor.

Dawn M. Vroegop           Trustee         Indefinite;  From September 1999 to September   84            Director,
(43)                                      From         2003, Managing Director, Dresdner                Metropolitan Series
                                          December     RCM Global Investors.                            Fund, Inc. since May
                                          2000 to                                                       2009; from 2003 to
                                          present                                                       present, Director and
                                                                                                        Finance Committee
                                                                                                        Chair, City College
                                                                                                        of San Francisco
                                                                                                        Foundation
   The Executive Officers

                                              Term of
                              Position(s)   Office and
                               Held with     Length of          Principal Occupation(s)
       Name and Age            Registrant   Time Served         During Past 5 Years
       -------------           ----------   -----------         -------------------

Jeffrey L. Bernier            Vice         From          Since December 2007, Vice
(38)                         President     February      President, Metropolitan Life
                                           2009 to       Insurance Company; since 2008
                                           present       Senior Vice President of
                                                         MetLife Advisers, LLC and its
                                                         predecessor; from July 2004 to
                                                         December 2007, Director and
                                                         Senior Investment Analyst of
                                                         Investment Management Services
                                                         for John Hancock Financial
                                                         Services.

Jeffrey A. Tupper           Chief         From August   Since February 2009, Vice
(39)                        Financial     2002 to       President, MetLife Advisers, LLC;
                                                        since October 2006, Assistant
                            Officer,      present       Vice President, MetLife Group,
                            Treasurer                   Inc.  Since February 2001,
                                                        Assistant Vice President of
                                                        MetLife Investors Insurance
                                                        Company.

Richard C. Pearson          Vice          From December Since June 2001, President or
(67)                        President     2000 to       Executive Vice President of
                            and           present       MetLife Investors Distribution
                            Secretary                   Company; since January 2001,
                                                        Executive Vice President, General
                                                        Counsel and Secretary of MetLife
                                                        Investors Group, Inc. and Vice
                                                        President, Secretary and
                                                        Associate General Counsel of its
                                                        affiliated life insurance
                                                        companies; since November 2000,
                                                        Senior Vice President and General
                                                        Counsel of MetLife Advisers, LLC
                                                        and its predecessor.

Jeffrey P. Halperin        Chief        From November   Since March 2006, Vice President,
                           Compliance   2006 to         Corporate Ethics and Compliance
(42)                       Officer      present         Department, MetLife, Inc.; from
                                                        October 2002 to March
                                                        2006, Assistant Vice
                                                        President; from November
                                                        2005 to August 2006,
                                                        Interim Chief Compliance
                                                        Officer, Met Investors
                                                        Series Trust; since
                                                        April 2007, Chief
                                                        Compliance Officer,
                                                        Metropolitan Series
                                                        Funds; from August 2006
                                                        to April 2007, Interim
                                                        Chief Compliance
                                                        Officer, Metropolitan
                                                        Series Funds; since
                                                        August 2006, Chief
                                                        Compliance Officer,
                                                        MetLife Advisers, LLC
                                                        and its predecessor;
                                                        since November 2006,
                                                        Chief Compliance
                                                        Officer, MetLife
                                                        Investment Advisors
                                                        Company, LLC.

Francine Hayes             Assistant    From November   Since 2004, Vice President and
State Street Bank          Secretary    2008 to         Counsel, State Street Bank and
and Trust Company                       present         Trust Company; from 2001 to 2004,
One Lincoln Street                                      Assistant Vice President and
Boston, Massachusetts                                   Counsel, State Street Bank and Trust
02111                                                   Company.
(42)

William C. Cox             Assistant     From November Since 1997, Vice President and
State Street Bank and      Treasurer     2004 to       Senior Director, Fund
Trust Company                            present       Administration Division, State
One Lincoln Street                                     Street Bank and Trust Company.
Boston, Massachusetts
02111
(43)
----------------------
+  The Fund Complex includes the Trust (49 portfolios) and Metropolitan
   Series Fund, Inc. (35 portfolios).
*  Ms. Forget is an "interested person" of the Trust as a result of her affiliation with the Adviser and the Distributor.

Board Leadership Structure

         The Board of Trustees is composed of six Independent Trustees and one
Interested Trustee, Elizabeth M. Forget, who is Chairman of the Board of
Trustees. The Independent Trustees have appointed Stephen M. Alderman to serve as the Lead Independent Trustee. Ms. Forget oversees the day-to-day business affairs of the Trust and communicates with Mr. Alderman regularly on various
Trust issues, as appropriate. Mr. Alderman participates in setting Board meeting agenda items and leads the deliberative meetings of the Independent Trustees that are held outside of the presence of management personnel. The Independent
Trustees are advised at these meetings, as well as at other times, by separate, independent legal counsel.

         The Board conducts much of its work through certain standing
Committees, each of which is chaired by an Independent Trustee. The Trust has a standing Audit Committee consisting of all of the Independent Trustees. The
Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Trust's financial statements; review with the independent accountants the outline, scope and results of the annual audit; and
review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee held four meetings during the fiscal year ended December 31, 2009.

         The Trust has a Nominating, Governance and Compensation Committee
consisting of all the Independent Trustees. The Nominating, Governance and
Compensation Committee's function is to nominate and evaluate Independent
Trustee candidates and review the compensation arrangement for each of the
Trustees; to review and evaluate the Committee structure of the Board and make recommendations to the Board respecting any changes to existing Committees or for additional Committees; to periodically review the Board's governance practices, Independent Trustee compensation and ongoing Trustee education; to lead the Board's annual self-assessment process; and to review and oversee service providers that the Independent Trustees have engaged to assist them, including the performance of, and independence of, legal counsel to the
Independent Trustees. Given the nature of the Trust, in that its assets are used solely as funding options in variable annuity and life insurance contracts issued by MetLife-affiliated insurance companies, the current practice of the
Nominating, Governance and Compensation Committee is to not consider nominees recommended by contract holders. The Nominating, Governance and Compensation
Committee held four meetings during the fiscal year ended December 31, 2009.

     The Trust has two Investment Performance  Committees,  consisting solely of
the  Independent  Trustees.   Certain  of  the  Independent  Trustees  serve  on
Investment  Performance Committee A and the remaining Independent Trustees serve on Investment  Performance  Committee B. Each Investment  Performance  Committee
reviews  investment  performance  matters  relating  to a  particular  group  of
Portfolios and the Subadvisers to those Portfolios.  Each Investment Performance
Committee was organized as a separate  committee in February,  2009.  Investment
Performance Committees A and B held 4 and 5 meetings,  respectively,  during the fiscal year ended December 31, 2009.

         The Trust has a Valuation Committee currently consisting of Elizabeth
M. Forget, Richard C. Pearson, Jeffrey Tupper, Thomas McDevitt, Bryan Andersen,
Jeffrey Bernier, Kristi Slavin and Peter Duffy and such other officers of the
Trust and the Adviser, as well as such officers of any Subadviser to any
Portfolio as are deemed necessary by Ms. Forget, Mr. Pearson, Mr. Tupper, Mr.
McDevitt, Mr. Andersen, Mr. Bernier, Ms. Slavin or Mr. Duffy from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. The Valuation Committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuations cannot otherwise be provided pursuant to and in accordance with the Trust's Valuation Policies and Procedures. The Valuation
Committee held 27 meetings during the fiscal year ended December 31, 2009.

         The Board believes that having a super-majority of Independent
Trustees, coupled with an Interested Chairman and a Lead Independent Trustee, is
appropriate and in the best interests of the Trust, given its specific characteristics. These characteristics include: (i) the extensive oversight provided by the Trust's Adviser, MetLife Advisers, over the unaffiliated
Subadvisers that conduct the day-to-day management of the portfolios of the
Trust; (ii) the extent to which the work of the Board is conducted through the standing Committees, (iii) the extent to which the Independent Trustees meet regularly, together with independent legal counsel, in the absence of any
Interested Trustee; (iv) Ms. Forget's additional roles as the Chief Executive
Officer of MetLife Advisers and the senior executive at MetLife, Inc. with responsibility for the fund selection in MetLife's variable insurance products, which enhance the Board's understanding of the operations of the Adviser and the role played by the Trust in MetLife's variable products.

Board Oversight of Trust Risk
------------------------------

         The Board has not established a formal risk committee. However, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight. For example, the Audit Committee considers risks related to financial reporting and controls. The Investment Committees consider investment performance risks of the Portfolios and the use by the Subadvisers of various investment techniques.

         Under the multi-manager structure used by the Trust, the Trust's
Adviser is responsible for overall oversight, including risk management oversight, of the services provided by the various unaffiliated Subadvisers.
Each Subadviser is responsible for the management of risks that may arise from its Portfolio investments. The Board requires the Adviser, and the Subadvisers, as appropriate, to report to the full Board, on a regular and as-needed basis, on actual and potential risks to each Portfolio and the Trust as a whole. For instance, the Adviser, and the Subadvisers, as appropriate, report to the Board on the various elements of risk, including investment risk, credit risk, liquidity risk and operational risk, as well as overall business risks relating to the Portfolios. In addition, the Board has appointed a Chief Compliance
Officer ("CCO") who reports directly to the Board's Independent Trustees, provides presentations to the Board at its quarterly meetings, and an annual report to the Board, concerning compliance matters. The CCO oversees the development and implementation of compliance policies and procedures that are reasonably designed to prevent violations of the federal securities laws
("Compliance Policies"). The Board has approved the Compliance Policies, which seek to reduce risks relating to the possibility of non-compliance with the federal securities laws. For instance, the Board has adopted a derivatives policy for the Portfolios whereby the Adviser oversees the use by the
Subadvisers of derivative instruments, and appropriate Subadvisers are called upon to provide quarterly reporting to the Board concerning their derivatives use for the Portfolios. The CCO also regularly discusses the relevant risk issues affecting the Trust during private meetings with the Independent
Trustees, including concerning the Advisers, as applicable.

Experience of Trustees
----------------------

     Described below for each Trustee are specific experiences,  qualifications, attributes, or skills that support a conclusion that he or she should serve as a
Trustee of the Trust as of the date of this Statement of Additional  Information and in light of the Trust's  business  and  structure.  The role of an effective
Trustee inherently  requires certain personal qualities,  such as integrity,  as well as the ability to comprehend,  discuss and critically analyze materials and issues that are  presented so that the Trustee may  exercise  judgment and reach conclusions  in fulfilling  his or her duties and fiduciary  obligations.  It is believed that the specific  background of each Trustee evidences those abilities and is  appropriate  to his or her  serving on the  Trust's  Board of  Trustees.
Further  information  about  each  Trustee  is  set  forth  in the  table  above describing the business activities of each Trustee during the past five years.

     Ms.  Forget has served as Chairman  of the Board for ten years,  while also acting as  President  of the  Adviser.  Ms.  Forget  also  acts as  Senior  Vice
President of MetLife,  Inc. Those positions entail significant  responsibilities for the operations of the Trust and its Portfolios,  including  oversight of the
Subadvisers and the other service providers of the Trust.

     Mr. Alderman has ten years of experience serving as an Independent  Trustee of the Trust, including five years of experience serving as the Lead Independent
Trustee. Those positions have provided Mr. Alderman, a practicing attorney, with knowledge of the  operations and business of the Trust and its  Portfolios,  and have called upon him to exercise leadership and analytical skills.

     Mr. Borsting has ten years of experience serving as an Independent  Trustee of the Trust.  That position has provided him with  knowledge of the  operations and  business of the Trust and its  Portfolios.  Mr.  Borsting  has  significant experience  regarding the financial  services industry having been Professor and
Dean of the Marshall School of Business of the University of Southern California
since 1988.  Previously he was Dean of the University of Miami  business  school and chief financial officer of the Department of Defense.

     Mr.  Boulware  has  served for two years as an  Independent  Trustee of the
Trust.  That  position  has provided him with  knowledge of the  operations  and business  of  the  Trust  and  its  Portfolios.  Mr.  Boulware  has  significant experience in the financial  services  industry having been, among other things,
President  and Chief  Executive  Officer of ING Fund  Distributor,  LLC. In that position,  Mr. Boulware  supervised a securities  distribution system similar to that used with respect to the variable  insurance  contracts  that are funded by the Trust.

     Mr. Doyle has served for three years as an Independent Trustee of the Trust and for two years as the Chairman of the Audit  Committee.  Those positions have provided him with the knowledge of the  operations and business of the Trust and its Portfolios.  Mr. Doyle has significant  public accounting  experience having been a manager at a large public  accounting firm, as well as experience as Vice
President and Chief Financial Officer of a public utility company.

     Ms. Gause has served for two years as an Independent  Trustee of the Trust.
That position has provided her with  knowledge of the operations and business of the Trust  and its  Portfolios.  Ms.  Gause has  significant  experience  in the financial  services  industry  having  served  as,  among  other  things,  Chief
Executive  Officer of Allianz Dresdner Asset Management.  In that position,  Ms.
Gause was responsible for the day to day activities of the investment adviser of various registered open-end funds that are similar to the Portfolios.

     Ms.  Vroegop  has  served  for ten years as an  Independent  Trustee of the
Trust.  That  position  has provided her with  knowledge of the  operations  and business of the Trust and its Portfolios. Ms. Vroegop has served since 2009 as a
Director of the  Metropolitan  Series Fund,  Inc.,  which is also advised by the
Adviser.  Ms.  Vroegop has  significant  experience  in the  financial  services industry  having been,  among other things,  Managing  Director for Dresdner RCM
Global Investors,  the investment adviser of various  registered  open-end funds that are similar to the Portfolios.

Compensation of the Trustees
----------------------------
         Each Trustee, who is not an employee of the Adviser or any of its affiliates, currently receives from the Trust an annual retainer of $105,000
($26,250 per quarter) plus (i) an additional fee of $10,000 for each regularly scheduled Board meeting attended, Committee meetings and private Independent
Trustee meetings attended, (ii) $10,000 for each special meeting attended in person, and (iii) reimbursement for expenses in attending in-person meetings. In addition, the lead Independent Trustee, the Chair of the Audit Committee, the
Chair of the Nominating and Compensation Committee, and the Chair of each
Investment Performance Committee each receive a supplemental annual retainer of
$25,000, $15,000, $15,000 and $15,000 respectively.

         The table below sets forth the compensation paid to each of the
Trustees affiliated with the Adviser and all other Trustees during the fiscal year ended December 31, 2009.

---------------------------------------------- ------------------- ------------
                                                             Total Compensation
                                                             From Fund Complex+
                                      Aggregate              Paid to Trustee*
                                                                -----------=
                                      Compensation from
Trustee                               Trust
Interested Trustee

        Elizabeth M. Forget           None                   None

        Independent Trustees

        Stephen M. Alderman           $180,000            $180,000
        Jack R. Borsting              $155,000            $155,000
        Robert Boulware               $155,000            $155,000
        Daniel A. Doyle               $170,000            $170,000
        Susan C. Gause                $168,333            $168,333
        Dawn M. Vroegop               $183,333            $276,000
------------------------------------------------------------------------------

------------------------------------------------------------------------------
----------------------
   + The Fund Complex includes the Trust (49 portfolios) and
     Metropolitan Series Fund, Inc. (35 portfolios).

   * As of December 31, 2008,  the Trust has adopted a Deferred Fee  Agreement
    ("Agreement"),  which provides each Independent  Trustee with the option to defer  payment  of all or part  of the  fees  payable  for  such  Trustee's services.  Deferred  amounts  remain  in the  Trust  until  distributed  in
    accordance   with  the  provisions  of  the  Agreement.   The  value  of  a
    participating   Trustee's   deferral   account  is  based  on   theoretical
    investments of deferred  amounts,  on the normal payment dates,  in certain portfolios of the Trust or Metropolitan  Series Fund, Inc. as designated by the participating  Trustee.  Pursuant to the Agreement,  payments due under the Agreement are unsecured obligations of the Trust. Certain Trustees have elected to defer all or part of their total compensation for the year ended
    December 31, 2009. Mr. Borsting,  Mr.  Boulware,  Ms. Gause and Ms. Vroegop
    have elected to  participate in the Trust's  Agreement.  As of December 31,
    2009, Mr.  Borsting,  Mr.  Boulware,  Ms. Gause and Ms. Vroegop had accrued
    $38,778,  $110,850,  $169,  739  and  $43,163,   respectively,   under  the
    Agreement.


Indemnification of Trustees and Officers
----------------------------------------

         The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the
Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Trustees' and Officers' Share Ownership
--------------------------------------
         As of December 31, 2009, no Trustee owned beneficially any outstanding shares of the Trust or of portfolios overseen in the same family of investment companies, except as set forth in the following table:

                      Trustee Ownership of Equity Securities

---------------------------------------- -------------------------------------- --------------------------------------
                                                                                  Aggregate Dollar Range of Equity
                                                                                    Securities of All Portfolios
                                         Dollar Range of Equity Securities in            Overseen in Fund
            Name of Trustee                         the Portfolios                             Complex
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------------------------------------------------------------------------------------
Elizabeth M. Forget                        $10,000 - $50,000                      $10,000 - $50,000

---------------------------------------------------------------------------------------------------------------------

         As of December 31, 2009, the Officers and Trustees of the Trust as a
group owned less than one percent of the outstanding shares of the Trust.

Proxy Voting Policies and Procedures
------------------------------------
         Pursuant to the Trust's Proxy Voting Policies and Procedures, the Trust
has delegated the proxy voting responsibilities with respect to each Portfolio to the Adviser. Because the Adviser views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibilities with respect to each Portfolio to the Subadviser.
Appendix B to this Statement of Additional Information contains the proxy voting policies and procedures, or a summary of such policies and procedures, of the
Portfolios' Subadviser.

Proxy Voting Records
--------------------
         The Adviser and the Subadviser, as applicable, will maintain records of voting decisions for each vote cast on behalf of the Portfolios. Information regarding how each Portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 has been filed with the
Securities and Exchange Commission on Form N-PX and is available (1) without charge, upon request, by calling the Trust, toll-free at 1-800-343-8496 and (2)
on the SEC's website at http://www.sec.gov.

Portfolio Holdings Disclosure Policy
------------------------------------

         The Board of Trustees has adopted and approved policies and procedures reasonably designed to protect the confidentiality of the Trust's portfolio holdings information and to seek to prevent the selective disclosure of such information. The Trust reserves the right to modify these policies and procedures at any time without notice.

         Only the Adviser's or, as applicable, the Subadviser's Chief Compliance
Officer, or persons designated by the Trust's Chief Compliance Officer (each, an
"Authorized Person") are authorized to disseminate nonpublic portfolio information, and only in accordance with the procedures described below.
Pursuant to these polices and procedures, the Adviser or the Subadviser may disclose a Portfolio's portfolio holdings to unaffiliated parties prior to the time such information has been disclosed to the public through a filing with the
SEC or a posting on an insurance company website only if an Authorized Person determines that (i) there is a legitimate business purpose for the disclosure;
and (ii) if practicable, the recipient is subject to a confidentiality agreement, including a duty not to trade on the nonpublic information. Under the
Trust's policies and procedures, a legitimate business purpose includes disseminating or providing access to portfolio information to (i) the Trust's service providers (e.g., custodian, independent auditors) in order for the service providers to fulfill their contractual duties to the Trust; (ii) rating and ranking organizations and mutual fund analysts; (iii) a newly hired
Subadviser prior to the Subadviser commencing its duties; (iv) the Subadviser of a Portfolio or other affiliated investment company portfolio that will be the surviving portfolio in a merger; (v) consultants that provide research and consulting services to the Adviser or its affiliates with respect to asset allocation targets and investments for asset allocation funds of funds in the
MetLife enterprise; and (vi) firms that provide pricing services, proxy voting services and research and trading services.

         In accordance with the aforementioned procedures, the Adviser, the
Subadviser and/or their affiliates periodically disclose the Trust's portfolio holdings information on a confidential basis to various service providers. Among the service providers to which the Adviser, the Subadviser and/or their affiliates may periodically disclose the Trust's portfolio holdings information on a confidential basis in accordance with the aforementioned procedures are the following:


    o        Abel/Noser Corp.                               o        Morningstar Associates, LLC
    o        Bank of New York Mellon                        o        MarkIt Group Limited
    o        Barclays Capital Point                         o        Ness USA
    o        BARRA TotalRisk System                         o        OMGEO Oasys
    o        Bloomberg L.P.                                 o        Plexus Plan Sponsor Group, Inc.
    o        Cambridge Associates                           o        PricewaterhouseCoopers LLP
    o        Canterbury Consulting                          o        ProxyEdge from Broadridge Financial Solutions,
                                                                        Inc.
    o        Charles River Systems, Inc.                    o        Reuters America, LLC
    o        Cogent Consulting                              o        RiskMetrics Group
    o        Deloitte & Touche LLP                          o        RogersCasey (Equest)
    o        DST International plc                          o        RR Donnelley
    o        Eagle Investment Systems Corp.                 o        SS&C Technologies, Inc
    o        Egan Jones                                     o        Salomon Analytics, Inc.
    o        Electra Information Systems, Inc.              o        State Street Bank and Trust Company
    o        eVestment Alliance                             o        StarCompliance, Inc.
    o        FactSet Research Systems, Inc.                 o        Stradley Ronon Stevens & Young, LLP
    o        F T Interactive Data Corporation               o        Sullivan & Worcester LLP
    o        Glass, Lewis & Co., LLC                        o        SunGard/Protegent (f/k/a Dataware)
    o        IDS                                            o        S&P
    o        Informa Investment Services (Efron)            o        Thomson/Baseline
    o        Institutional Shareholder Services Inc.        o        Thomson Information Services Incorporated
    o        ITG, Inc.                                      o        Wilshire Analytics/Axiom
    o        Legg Mason Technology Services                 o        YieldBook
    o        Lipper, Inc.
    o        MacGregor/ITG
    o        Marco Consulting
    o        Mercer


         The Trust's policies and procedures prohibit the dissemination of nonpublic portfolio information for compensation or other consideration. Any exceptions to these policies and procedures may be made only if approved by the
Trust's Chief Compliance Officer as in the best interests of the Trust, and only if such exceptions are reported to the Trust's Board of Trustees at its next regularly scheduled meeting.

         Dissemination of the Trust's portfolio holdings information to MetLife enterprise employees is limited to persons who are subject to a duty to keep such information confidential and who need to receive the information as part of their duties. As a general matter, the Trust disseminates portfolio holdings to
Contract owners only in the Annual or Semiannual Reports or in other formats that are generally available on a contemporaneous basis to all such Contract owners or the general public. The Prospectus describes certain types of information that are disclosed on insurance company websites (including
www.metlifeinvestors.com), as well as the frequency with which such information is disclosed and the lag between the date of the information and the date of its disclosure.

                     INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

         The Trust is managed by MetLife Advisers, LLC (the "Adviser") which, subject to the supervision and direction of the Trustees of the Trust, has overall responsibility for the general management and administration of the
Trust. MetLife Investors Group, Inc., an affiliate of Metropolitan Life
Insurance Company, owns all of the outstanding common shares of the Adviser and
MetLife Investors Distribution Company, the Trust's distributor.

         The Trust and the Adviser have entered into a Management Agreement dated December 8, 2000, as amended ("the Management Agreement"), which was initially approved by the Board of Trustees on December 7, 2000 and by Security
First Life Insurance Company (currently known as MetLife Investors USA Insurance
Company), as initial shareholder of the Trust, on December 8, 2000. Subject always to the supervision and direction of the Trustees of the Trust, under the
Management Agreement the Adviser will have (i) overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) full discretion to select new or additional Subadvisers for each
Portfolio; (iii) full discretion to enter into and materially modify investment advisory agreements with Subadvisers; (iv) full discretion to terminate and replace any Subadviser; and (v) full investment discretion to make all determinations with respect to the investment of a Portfolio's assets not then managed by a Subadviser. In connection with the Adviser's responsibilities under the Management Agreement, the Adviser will assess each Portfolio's investment focus and will seek to implement decisions with respect to the allocation and reallocation of each Portfolio's assets among one or more current or additional
Subadvisers from time to time, as the Adviser deems appropriate, to enable each
Portfolio to achieve its investment goals. In addition, the Adviser will monitor compliance of each Subadviser with the investment objectives, policies and restrictions of any Portfolio or Portfolios (or portions of any Portfolio) under the management of such Subadviser, and review and report to the Trustees of the
Trust on the performance of each Subadviser. The Adviser will furnish, or cause the Subadviser to furnish, to the Trust such statistical information, with respect to the investments that a Portfolio (or portions of any Portfolio) may hold or contemplate purchasing, as the Trust may reasonably request. On the
Adviser's own initiative, the Adviser will apprise, or cause the Subadviser to apprise, the Trust of important developments materially affecting each Portfolio
(or any portion of a Portfolio that they advise) and will furnish the Trust, from time to time, with such information as may be appropriate for this purpose.
Further, the Adviser agrees to furnish, or cause the Subadviser to furnish, to the Trustees of the Trust such periodic and special reports as the Trustees of the Trust may reasonably request. In addition, the Adviser agrees to cause the
Subadviser to furnish to third-party data reporting services all currently available standardized performance information and other customary data.

         Under the Management Agreement, the Adviser also is required to furnish to the Trust, at its own expense and without remuneration from or additional cost to the Trust, the following:

     o    Office space, all necessary office facilities and equipment;


     o    Necessary  executive and other personnel,  including personnel for the performance of clerical and other office  functions,  other than those functions;


     o    related to and to be performed under the Trust's contract or contracts for administration,  custodial, accounting,  bookkeeping, transfer and dividend  disbursing agency or similar services by the entity selected to perform such services; or


     o    related to the  investment  advisory  services  to be  provided by any
          Subadviser  pursuant  to an  investment  advisory  agreement  with the
          Adviser ("Advisory Agreement").

     o    Information  and services,  other than services of outside  counsel or independent accountants or investment advisory services to be provided by any Subadviser under an Advisory Agreement,  required in connection with the preparation of all registration statements,  prospectuses and statements of additional information, any supplements thereto, annual, semi-annual,  and periodic reports to Trust  shareholders,  regulatory authorities,  or  others,  and  all  notices  and  proxy  solicitation materials,  furnished to shareholders or regulatory  authorities,  and all tax returns.

         As compensation for these services, the Trust pays the Adviser a monthly fee at the following annual rates of each Portfolio's average daily net assets:

------------------------------------------------------------ ---------------------------------------------------------
Portfolio                                                    Fee
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
SSgA Growth and Income ETF                                   0.33% of first $500 million of such assets plus 0.30%
                                                             of such assets over $500 million.
------------------------------------------------------------ ---------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
SSgA Growth ETF                                              0.33% of first $500 million of such assets plus 0.30% of
                                                             such assets over $500 million.
---------------------------------------------------------------------------------------------------------------------

         From the management fees, the Adviser pays the expenses of providing investment advisory services to the Portfolios, including the fees of the
Subadviser of each applicable Portfolio.

         The Adviser and the Trust have also entered into an expense limitation agreement with respect to the Portfolios ("Expense Limitation Agreement"), pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (with certain exceptions described in the Prospectus) of each such Portfolio are limited to the extent described in the "Management--Expense Limitation Agreement" section of the Prospectus.

         In addition to the management fees, the Trust pays all expenses not assumed by the Adviser, including, without limitation, charges for the services and expenses of the independent accountants and legal counsel retained by the
Trust, for itself and its Independent Trustees; accounting and auditing services; interest; taxes; costs of printing and distributing reports to shareholders, proxy materials, summary prospectuses and prospectuses; charges of its administrator, custodian, transfer agent and dividend disbursing agent;
registration fees; fees and expenses of the Trustees who are not affiliated persons of the Adviser; insurance; brokerage costs; litigation; and other extraordinary or nonrecurring expenses. All general Trust expenses are allocated among and charged to the assets of the Portfolios of the Trust on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio. In addition, as discussed below under "The
Distributor," the Class B and Class E shares of each Portfolio may pay for certain distribution - related expenses in connection with activities primarily intended to result in the sale of its shares.

         The Management Agreement continues in force for two years from its commencement date, with respect to each Portfolio, and from year to year thereafter, but only so long as its continuation as to each Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Independent Trustees, by votes cast in person at a meeting called for the purpose of voting on such approval. The Management
Agreement provides that it shall terminate automatically if assigned, and that it may be terminated as to any Portfolio without penalty by the Trustees of the
Trust or by vote of a majority of the outstanding voting securities of the
Portfolio upon 60 days' prior written notice to the Adviser, or by the Adviser upon 90 days' prior written notice to the Trust, or upon such shorter notice as may be mutually agreed upon.

         The following table shows the fees paid by the Portfolios to the
Adviser, any fee waivers or reimbursements and any deferred expense reimbursements during the fiscal years ended December 31, 2009, December 31,
2008 and December 31, 2007.

------------------------------------------------------------------------------------------------------------------
12/31/09

                                                         Investment
                                 Investment Management   Management Fee     Other Expenses     Deferred Expense
Portfolio                               Fee Paid         Waived               Reimbursed        Reimbursement
-------------------------------- ----------------------- ------------------ ---------------- ---------------------
-------------------------------- ----------------------- ------------------ ---------------- ---------------------
SSgA Growth and Income ETF            $1,273,420              ---              ---                ---
Portfolio

SSgA Growth ETF Portfolio             $917,541               ---              ---                ---

-------------------------------- ----------------------- ------------------ ---------------- ---------------------

------------------------------------------------------------------------------------------------------------------
12/31/08
                                                         Investment
                                 Investment Management   Management Fee     Other Expenses     Deferred Expense
Portfolio                               Fee Paid         Waived               Reimbursed        Reimbursement
-------------------------------- ----------------------- ------------------ ---------------- ---------------------
-------------------------------- ----------------------- ------------------ ---------------- ---------------------
SSgA Growth and Income ETF             $ 871,836              ---               ---            $ 59,539
Portfolio

SSgA  Growth ETF Portfolio            $ 867,555              ---              ---             $ 35,536
-------------------------------- ----------------------- ------------------ ---------------- ---------------------

------------------------------------------------------------------------------------------------------------------
12/31/07
                                                         Investment
                                 Investment Management   Management Fee     Other Expenses     Deferred Expense
Portfolio                               Fee Paid         Waived               Reimbursed        Reimbursement
-------------------------------- ----------------------- ------------------ ---------------- ---------------------
-------------------------------- ----------------------- ------------------ ---------------- ---------------------
SSgA Growth and Income ETF            $1,008,619              ---              ---             $35,502
Portfolio

SSgA  Growth ETF Portfolio           $1,148,527              ---              ---              $37,454

-------------------------------- ----------------------- ------------------ ---------------- ---------------------


The Subadviser

         Pursuant to an Advisory Agreement with the Adviser with respect to each
Portfolio, the Subadviser to the Portfolios continuously furnishes an investment program for each Portfolio, makes investment decisions on behalf of each
Portfolio, places all orders for the purchase and sale of investments for the
Portfolio's account with brokers or dealers selected by such Subadviser and may perform certain limited related administrative functions in connection therewith. For its services, the Adviser pays the Subadviser a fee based on a percentage of the average daily net assets of each of the Portfolios.

         Each Advisory Agreement will continue in force for approximately two years from its commencement date, and from year to year thereafter, but only so long as its continuation as to a Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the
Independent Trustees by votes cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement provides that it shall terminate automatically if assigned or if the Management Agreement with respect to the related Portfolio terminates, and that it may be terminated as to a
Portfolio without penalty by the Adviser, by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 60 days' prior written notice to the Subadviser or by the Subadviser on not less than 90 days' prior written notice to the Adviser, or upon such shorter notice as may be mutually agreed upon.

         Each Advisory Agreement provides that the Subadviser shall not be subject to any liability to the Trust or the Adviser for any act or omission in the course of or connected with rendering services thereunder in the absence of willful misconduct, bad faith, gross negligence or reckless disregard of its duties on the part of the Subadviser.

         The Trust and the Adviser have received an exemptive order from the SEC
("Multi-Manager Order"). The Multi-Manager Order permits the Adviser, subject to approval of the Board of Trustees, to: (i) select new or additional Subadvisers for the Trust's Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii)
terminate and replace the Subadvisers without obtaining approval of the relevant
Portfolio's shareholders. In such circumstances, shareholders would receive notice of such action, including the information concerning the Subadviser that normally is provided in a proxy statement. However, the Adviser may not enter into an investment advisory agreement with an "affiliated person" of the Adviser
(as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated
Subadviser") unless the investment advisory agreement with the Affiliated
Subadviser, including compensation thereunder, is approved by the affected
Portfolio's shareholders, including, in instances in which the investment advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. Although shareholder approval is not required for the termination of Advisory Agreements, shareholders of a Portfolio continue to have the right to terminate such Agreements for the Portfolio at any time by a vote of a majority of outstanding voting securities of the Portfolio.

         Pursuant to the Multi-Manager Order, the Adviser, effective September
2, 2008 changed the Subadviser to the Cyclical Growth and Income ETF Portfolio
and the Cyclical Growth ETF Portfolio (now known as SSgA Growth and Income ETF
Portfolio and SSgA Growth ETF Portfolio, respectively).

         The following table shows the fees paid with respect to the Portfolios to the Subadviser and the Portfolios' former subadviser by the Adviser for the fiscal years ended December 31, 2009, December 31, 2008 and December 31, 2007.

         ----------------------------- -------------- --------------- ---------------- -------------------
         Portfolio                       12/31/09        12/31/08        12/31/07

         ----------------------------- -------------- --------------- ---------------- -------------------
         ----------------------------- -------------- --------------- ---------------- -------------------
         SSgA Growth and Income ETF     $300,415       $ 385,329        $ 463,228
         Portfolio
         ----------------------------- -------------- --------------- ---------------- -------------------
         -------------------------------------------------------------------------------------------------
SSgA Growth ETF Portfolio              $222,434       $ 387,653        $ 559,276

----------------------------------------------------------------------------------------------------------


Portfolio Management

         The Subadviser has provided the Trust with the following information regarding each Portfolio's portfolio managers identified in the Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2009 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the Subadviser has provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolios' investments, on the one hand, and the investments of the other accounts, on the other. The
Subadviser has also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of December 31, 2009.

Other Accounts Managed
                                                                [UPDATE]
--------------------------- ------------------------------------------------------------ ---------------------------------------
                                              Other Accounts Managed                       Accounts with respect to which the
                                                                                              advisory fee is based on the
                                                                                               performance of the account
--------------------------- ------------------------------------------------------------ ---------------------------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
Name of Portfolio Manager     Category of Account       Number of     Total Assets in        Number of        Total Assets in
                                                       Accounts in      Accounts in         Accounts in         Accounts in
                                                        Category*        Category*           Category*           Category*
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
Alistair Lowe               Registered Investment           7          $0.12 billion             0                  $0
                            Companies
--------------------------- ------------------------- -------------- ------------------- ------------------ --------------------
--------------------------------------------------------------------------------------------------------------------------------
                            Other Pooled Investment         5          $1.27 billion             0                  $0
                            Vehicles
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                            Other Accounts                 307         $46.10 billion            1             $0.10 billion
--------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Daniel Farley, CFA          Registered Investment           7          $0.12 billion             0                  $0
                            Companies
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                           Other Pooled Investment          5          $1.27 billion             0                  $0
                           Vehicles
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                           Other Accounts                  307         $46.10 billion            1             $0.10 billion
-----------------------------------------------------------------------------------------------------------------------------
*Asset Allocation assets are managed on a team basis. The number of accounts and total assets for individual team members may vary from the accounts shown above.
The table above refers to State Street Global Advisers ("SSgA"), which is comprised of all the investment management affiliates of State Street
Corporation, including SSgA Funds Management, Inc. ("SSgA FM"), the Portfolios'
Subadviser.

Potential Conflicts of Interest

         A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the
Portfolio. Potential conflicts may arise out of (a) the portfolio manager's execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the portfolio manager's accounts with the same strategy.

         A potential conflict of interest may arise as a result of the portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the
Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the
Portfolio maintained its position in that security.

         A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees -- the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee.
Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts.
For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

Compensation

         The compensation of the Adviser's investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, the Adviser seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives. The second factor taken into consideration is the size of the pool available for compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of the Adviser and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group, and in the case of investment teams, the investment performance of their strategies. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. The same process is followed in determining incentive equity allocations.

Ownership of Securities
-------------------- -------- ------------ --------------- -------------- -------------- --------------- --------------
 Portfolio Manager    None    $1-$10,000   $10,001-     $50,001-           $100,001-     $500,001-        Over
                                           $50,000      $100,000           $500,000      $1,000,000       $1,000,000
-------------------- -------- ------------ --------------- -------------- -------------- --------------- --------------
-------------------- -------- ------------ --------------- -------------- -------------- --------------- --------------
Alistair Lowe           X
-------------------- -------- ------------ --------------- -------------- -------------- --------------- --------------
----------------------------------------------------------------------------------------------------------------------
Daniel Farley        X
----------------------------------------------------------------------------------------------------------------------

The Administrator

         Pursuant to an administration agreement ("Administration Agreement"),
State Street Bank and Trust Company ("Administrator") assists the Adviser in the performance of its administrative services to the Trust and provides the Trust with other necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust.

         The Administrator was organized as a Massachusetts trust company. Its principal place of business is at 2 Avenue de Lafayette, Boston, Massachusetts
02111. Under the Administration Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, at an annual rate of approximately 0.01% of the average daily net assets of each Portfolio of the Trust. The Administration Agreement is in effect until December 31, 2010 and continues in effect for successive periods of one year, unless terminated by any party upon not less than sixty (60) days' prior written notice to the other party. For the years ended December 31, 2009, December 31, 2008, and December
31, 2007, an aggregate of $1,262,589, $2,550,137 and $2,506,645, respectively, was paid to the Administrator.

The Distributor

         With respect to the Portfolios, the Trust has distribution agreements with MetLife Investors Distribution Company ("MLIDC" or the "Distributor") in
which MLIDC serves as the Distributor for the Trust's Class A, Class B, Class C
and Class E shares. MLIDC is an affiliate of Metropolitan Life Insurance
Company. MLIDC's address is 5 Park Plaza, Suite 1900, Irvine, California 92614.

         The Trust's distribution agreements with respect to the Class A, Class
B, Class C and Class E shares ("Distribution Agreements") were initially approved by the Board of Trustees at Board meetings held on December 7, 2000
(Class A, Class B, Class C) and April 23, 2001 (Class E). The Distribution
Agreements will remain in effect from year to year provided each Distribution
Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the
1940 Act) of the Trust or a Portfolio and who have no direct or indirect financial interest in the operation of the Class B, Class C or Class E
Distribution Plan or any such related agreement and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

         The Distributor or its affiliates for the Class A shares will pay for printing and distributing summary prospectuses, prospectuses or reports prepared for their use in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants.

         Pursuant to the Class B Distribution Plan, the Class C Distribution
Plan and the Class E Distribution Plan, the Trust compensates the Distributor from assets attributable to the Class B, Class C and Class E shares, as applicable, for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class B,
Class C and Class E shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust summary prospectuses, prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B, Class C and Class E shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the Class B, Class C and Class E shares.

         The Class B Distribution Plan, the Class C Distribution Plan and the
Class E Distribution Plan provide that the Trust, on behalf of each Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average daily net assets of a Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively, in respect to activities primarily intended to result in the sale of Class B, Class C and Class E shares. However, under the Distribution Agreements, payments to the Distributor for activities pursuant to the Class B Distribution Plan, the Class C Distribution Plan and the
Class E Distribution Plan are limited to payments at an annual rate equal to
0.25%, 0.50% and 0.15%, respectively, of average daily net assets of a Portfolio attributable to its Class B, Class C and Class E shares, respectively. Under the terms of the Class B Distribution Plan, the Class C Distribution Plan and the
Class E Distribution Plan and the related Distribution Agreements, each
Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities (including Metropolitan Life Insurance Company and its affiliates) providing distribution and shareholder servicing with respect to the Class B, Class C and Class E shares for such entities' fees or expenses incurred or paid in that regard.

         Each of the Class B Distribution Plan, the Class C Distribution Plan
and the Class E Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to
Class B, Class C and Class E shares regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Class B Distribution Plan, the
Class C Distribution Plan and the Class E Distribution Plan and in connection with their annual consideration of the Class B Distribution Plan's, the Class C
Distribution Plan's and the Class E Distribution Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation:
(a) the printing and mailing of Trust summary prospectuses, prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class B, Class C and
Class E shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class B, Class C and Class E shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of Class B, Class C and Class E shares of the Trust; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Trust investment objectives and policies and other information about the Trust and its Portfolios, including the performance of the
Portfolios; (e) training sales personnel regarding the Class B, Class C and
Class E shares of the Trust; and (f) financing any other activity that the
Distributor determines is primarily intended to result in the sale of Class B,
Class C and Class E shares.

         A description of the Class B Distribution Plan with respect to the
Class B shares and related services and fees thereunder is provided in the
Prospectus for the Class B shares of the Portfolios. A description of the Class
C Distribution Plan with respect to the Class C shares and related services and fees thereunder is provided in the Prospectus for the Class C shares of the
Portfolios. On December 7, 2000, the Board of Trustees of the Trust, including the Independent Trustees unanimously approved the Class B Distribution Plan and the Class C Distribution Plan. A description of the Class E Distribution Plan with respect to the Class E shares and related services and fees thereunder is provided in the Prospectus for the Class E shares of the Portfolios. On April
23, 2001, the Board of Trustees of the Trust, including the Independent
Trustees, unanimously approved the Class E Distribution Plan.

         The Class B Distribution Plan, the Class C Distribution Plan and the
Class E Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributor of the Class B, Class C and Class E shares in connection with the Class B Distribution Plan, the Class C Distribution Plan
and the Class E Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by vote of a majority of the Trust's Board of Trustees, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Class B Distribution Plan, the Class C Distribution
Plan and the Class E Distribution Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Class B Distribution Plan, the Class C Distribution
Plan and the Class E Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class B, Class C or Class E shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class B, Class C or Class E shares of the Portfolio, as applicable, or by vote of a majority of the Independent Trustees. The Class B Distribution Plan, the Class C
Distribution Plan and the Class E Distribution Plan each also provides that it may not be amended to increase materially the amount (up to 0.50% [1.00% with respect to Class C and 0.25% with respect to Class E] of average daily net assets annually) that may be spent for distribution of Class B, Class C and
Class E shares of any Portfolio without the approval of Class B, Class C and
Class E shareholders, as applicable, of that Portfolio.

         The Distributor for each class of shares will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, the Distributor currently offers shares of each Portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. The Distribution Agreements provide that the
Distributor shall accept orders for shares at net asset value without a sales commission or sale load being charged. The Distributor has made no firm commitment to acquire shares of any Portfolio.

         The table below shows the amount paid by each Portfolio to the
Distributor pursuant to the Class B and Class E Distribution Plans for the year ended December 31, 2009:*

          ------------------------------------------------------------------------------------
          Portfolio                           Total Distribution Fee Paid to Distributor
          ----------                          -------------------------------------------
          SSgA Growth and Income ETF                           $962,370

          SSgA Growth ETF                                      $686,790

          ------------------------------------------------------------------------------------

* The Portfolios currently do not offer Class C shares.

         The amounts received by the Distributor have been used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust summary prospectuses, prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B shares.

Code of Ethics
--------------

         The Trust, its Adviser, its Distributor, and the Subadviser, have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these
Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts including securities that may be purchased or held by the Portfolios. A copy of each of the Codes of Ethics is on public file with, and is available from the SEC.

Custodian
---------

         State Street Bank and Trust Company ("State Street Bank"), located at 2
Avenue de Lafayette, Boston, Massachusetts 02111, serves as the custodian of the
Trust. Under the custody agreement, State Street Bank holds the Portfolios'
securities, provides fund accounting and keeps all necessary records and documents.

Transfer Agent
--------------

         Metropolitan Life Insurance Company, located at 501 Boylston Street,
Boston, Massachusetts 02116, serves as transfer agent for the Trust.

Legal Matters
-------------

     Certain  legal  matters are passed on for the Trust by Sullivan & Worcester
LLP, 1666 K Street, N.W., Washington, D.C. 20006.

Independent Registered Public Accounting Firm

     ___________,  located  at  __________,  serves as the  Trust's  independent registered public accounting

firm.

                              REDEMPTION OF SHARES

         The Trust may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period
(1) when the New York Stock Exchange is closed or trading on that Exchange is restricted as determined by the SEC; (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets; or (3) as the SEC may otherwise permit.

         The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                                 NET ASSET VALUE

         The net asset value ("NAV") per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (currently
4:00 p.m., Eastern Time), each day that Exchange is open for trading. Currently, the New York Stock Exchange is closed on: New Year's Day, Martin Luther King,
Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day. With respect to any portion of a
Portfolio's assets that is invested in other open-end investment companies, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company, or, in the case of Underlying ETFs, the closing market quotation for its shares. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

         Other securities of the Portfolios for which the primary market is on a domestic or foreign exchange will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities traded over-the-counter and reported on NASDAQ will report the Nasdaq Official Closing
Price ("NOCP"). The NOCP will be calculated on each business day at 4:00:02 p.m.
Eastern time as follows: (i) if the last traded price of a listed security reported by a Nasdaq member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if the last traded price is higher) or the last ask price (if the last traded price is lower). Portfolio securities which are traded over-the-counter and not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

         In the case of any securities which are not actively traded, reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the
Trustees. Such fair value is expected to be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

         If any securities held by a Portfolio are restricted as to resale, their fair value will be determined following procedures approved by the
Trustees. The fair value of such securities is generally determined as the amount which the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the Subadviser pursuant to authorization of the
Board of Trustees. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.
Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value.

         Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S.
dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

         The Adviser may, from time to time, under the general supervision of the Board of Trustees or the valuation committee, utilize the services of one or more pricing services available in valuating the assets of the Trust. The
Adviser will continuously monitor the performance of these services.

                              FEDERAL INCOME TAXES

         Each Portfolio intends to qualify each year as a "regulated investment company" under the Code. By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to its shareholders.

         In order to so qualify, a Portfolio must, among other things, (1)
derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income
(including but not limited to gains from options, futures or forward contracts)
derived with respect to its business of investing in such stocks or securities, and net income derived from an interest in a qualified publicly traded partnership ("Income Requirement"); and (2) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities, securities of other regulated investment companies (such as the
Underlying ETFs) and other securities limited in respect of any one issuer to 5%
of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. For this purpose, a qualified publicly traded partnership is any publicly traded partnership other than one whose income is derived almost entirely from income which would be qualified income for a regulated investment company (that is, dividends, interest, payments with respect to securities loans, gains from the disposition of stock or securities, and the like) in any event.

         As a regulated investment company, a Portfolio will not be subject to federal income tax on net investment income and capital gains (short-and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed ("Distribution Requirement"), but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Portfolio intends to satisfy the
Distribution Requirement in each taxable year.

         The Portfolios will not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are either tax-exempt pension trusts or segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.

         The Trust intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of the Trust and its Portfolios will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts, tax-exempt pension trusts, and MetLife Investors USA Insurance Company, the initial shareholder of the
Portfolios, and its affiliates. See the prospectus or other material for the
Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.

         Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Trust. These requirements, which are in addition to the diversification requirements applicable to the Trust under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Portfolios may invest. Failure to meet the requirements of section 817(h) could result in current taxation of the owner of the Contract on the income of the Contract.
Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. The assets of the
Portfolios will consist primarily of the Underlying ETFs, which may be owned in part by persons other than those permitted to own interests in the Portfolios.
Accordingly, each Underlying ETF is considered an "asset" of the Portfolio, and each Portfolio will need to be sure that no more than 55% of its assets are represented by one Underlying ETF, no more than 70% by any two Underlying ETFs, and so forth, in order that the Contracts will meet the diversification requirements of Section 817(h).

         The Trust may therefore find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Trust, for example, may be required to alter the investment objectives of a Portfolio or substitute the shares of one Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the SEC to the extent legally required.

                  ORGANIZATION AND CAPITALIZATION OF THE TRUST

         The Trust is a Delaware statutory trust organized on July 27, 2000. A copy of the Trust's Agreement and Declaration of Trust, which is governed by
Delaware law, is filed as an exhibit to the Trust's registration statement. The
Trust is the successor to the Security First Trust and Cova Series Trust, the
series of which were converted to Portfolios of the Trust, effective February
12, 2001. Effective September 2, 2008, the Cyclical Growth and Income ETF
Portfolio changed its name to SSgA Growth and Income ETF Portfolio and Cyclical
Growth ETF Portfolio changed its name to SSgA Growth ETF Portfolio.

         The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share, of one or more series. Currently, the Trustees have established and designated 51 series, 49 of which are currently being offered. Each series of shares represents the beneficial interest in a separate Portfolio of assets of the Trust, which is separately managed and has its own investment objective and policies. The
Trustees of the Trust have authority, without the necessity of a shareholder vote, to establish additional portfolios and series of shares. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Trust. The shares have no preemptive, conversion or subscription rights and are fully transferable.

         The Trust is authorized to issue four classes of shares (Class A, Class
B, Class C and Class E) on behalf of each Portfolio. Currently, Class C shares of the Portfolios are not being offered. The Trust currently offers Class A,
Class B and Class E shares on behalf of each Portfolio. Class A shares are offered at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class B and Class E shares are offered at net asset value and are subject to distribution fees imposed pursuant to each
Class's Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act.

         Class A, Class B and Class E shares are offered under the Trust's multi-class distribution system approved by the Trust's Board of Trustees on
December 7, 2000, which is designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. Under the
Trust's multi-class distribution system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

         The Trust continuously offers its shares to separate accounts of insurance companies in connection with the Contracts. Class A, Class B and Class
E shares of the Portfolios currently are sold to insurance company separate accounts in connection with Contracts issued by the following affiliated insurance companies - Metropolitan Life Insurance Company, MetLife Investors
Insurance Company, MetLife Insurance Company of Connecticut, First MetLife
Investors Insurance Company, MetLife Investors USA Insurance Company, New
England Financial Life Insurance Company and General American Life Insurance
Company (collectively, "MetLife"). As of December 31, 2009, MetLife owned substantially all of the Trust's outstanding Class A, Class B and Class E shares of the Portfolios and, as a result, may be deemed to be a control person with respect to the Trust. No Class C shares of the Portfolios were outstanding as of
December 31, 2009.

         As a "series" type of mutual fund, the Trust issues separate series of share of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts ("Contract owners") the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements.
To the Trust's knowledge, as of December 31, 2009, none of the Contracts currently owned entitled any individual to give voting instructions regarding more than 5% of the outstanding shares of any Portfolio.

         The Trust may in the future offer its shares to separate accounts of other insurance companies. The Trust does not currently foresee any disadvantages to Contract owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with each other.
However, it is theoretically possible that, at some time, the interests of various Contract owners participating in the Trust through their separate accounts might conflict. In the case of a material irreconcilable conflict, one or more separate accounts might withdraw their investments in the Trust, which would possibly force the Trust to sell portfolio securities at disadvantageous prices. The Trustees of the Trust intend to monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and will take whatever remedial action may be necessary.

         The assets received from the sale of shares of a Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Portfolio are required to be segregated on the Trust's books of account and are to be charged with the expenses with respect to that Portfolio.
Any general expenses of the Trust not readily attributable to a Portfolio will be allocated by or under the direction of the Trustees in such manner as the
Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the
Portfolio and the other Portfolios.

         Each share has one vote, with fractional shares voting proportionately.
Shareholders of a Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the
Portfolio. The Trust's Agreement and Declaration of Trust does not require the
Trust to hold annual meetings of shareholders. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The
Trustees of the Trust may appoint their successors until fewer than a majority of the Trustees have been elected by shareholders, at which time a meeting of shareholders will be called to elect Trustees. Under the Agreement and
Declaration of Trust, any Trustee may be removed by vote of the Trustees or vote of two-thirds of the outstanding shares of the Trust. Holders of 10% or more of the outstanding shares can require the Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees.
If ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees either will give such shareholders access to the shareholder lists or will inform them of the cost involved if the Trust forwards materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the SEC and thereafter comply with the requirements of the 1940
Act.

                              FINANCIAL STATEMENTS

The financial statements of the SSgA Growth and Income ETF and SSgA Growth ETF
Portfolios for the fiscal year ended December 31, 2009, including notes to the financial statements and financial highlights and the Report of Independent
Registered Public Accounting Firm ________, are included in the Annual Reports of the Trust, which is incorporated by reference in this Statement of Additional
Information.

                         APPENDIX A (Securities Ratings)

Standard & Poor's Bond Ratings

         A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories.
Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "C" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings

         Bonds which are rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as
"gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated
"Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class. Bonds which are rated
"B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca"
represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated "C"
are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch ratings are as follows:

o        AAA - The highest rating assigned. This rating is assigned to the
         "best" credit risk relative to other issues or issuers.

o        AA - A very strong credit risk relative to other issues or issuers. The credit risk inherent in these financial commitments differs only slightly from the highest rated issuers or issues.

o        A - A strong credit risk relative to other issues or issuers. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

o        BBB - An adequate credit risk relative to other issues or issuers.
         However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment of these financial commitments than for financial commitments denoted by a higher rated category.

o        BB - A fairly weak credit risk relative to other issues or issuers.
         Payment of these financial commitments is uncertain to some degree and capacity for timely repayments remains more vulnerable to adverse economic change over time.

o        B - Denotes a significantly weak credit risk relative to other issues or issuers. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.

o        CCC, CC, C - These categories denote an extremely weak credit risk relative to other issues or issuers. Capacity for meeting financial commitments is solely reliant upon sustained, variable business or economic developments.

o        DDD,DD,D - These categories are assigned to entities or financial commitments which are currently in default.

PLUS (+) or MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Standard & Poor's Commercial Paper Ratings

         "A" is the highest commercial paper rating category utilized by
Standard & Poor's, which uses the numbers "1+", "1", "2" and "3" to denote relative strength within its "A" classification. Commercial paper issuers rated
"A" by Standard & Poor's have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated
"B" are regarded as having only an adequate capacity for timely payment.
However, such capacity may be damaged by changing conditions or short-term adversities. The rating "C" is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated "D" is either in default or is expected to be in default upon maturity.

Moody's Commercial Paper Ratings

         "Prime-1" is the highest commercial paper rating assigned by Moody's, which uses the numbers "1", "2" and "3" to denote relative strength within its highest classification of Prime. Commercial paper issuers rated Prime by Moody's have the following characteristics. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer terms, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Fitch Ratings

         Commercial Paper Ratings. Fitch employs the rating F1+ to indicate issues regarded as having the strongest degree of assurance for timely payment.
The rating F1 reflects an assurance of timely payment only slightly less in degree than issues rated F1+, while the rating F2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F1+ and F1 categories.

Duff & Phelps Inc.  Commercial  Paper  Ratings.  Duff & Phelps Inc.  employs the designation of Duff 1 with respect to top grade  commercial paper and bank money instruments.  Duff  1+  indicates  the  highest  certainty  of  timely  payment:
short-term liquidity is clearly outstanding,  and safety is just below risk-free
U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment.  Duff 2 indicates good certainty of timely payment:  liquidity  factors and company fundamentals are sound.

Thomson BankWatch, Inc. ("BankWatch") Commercial Paper Ratings. BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates.
BankWatch will assign a short-term rating ("TBW-1", "TBW-2", "TBW-3", or
"TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch.
Additionally, BankWatch will assign an issuer rating ("A", "A/B", "B", "B/C",
"C", "C/D", "D", "D/E", and "E") to each issuer that it rates.

Various of the NRSROs utilize rankings within rating categories indicated by a +
or -. The Portfolios, in accordance with industry practice, recognize such rankings within categories as graduations, viewing for example Standard & Poor's rating of A-1+ and A-1 as being in Standard & Poor's highest rating category.

                         Proxy Voting PolicyFunds Management, Inc.

                                   APPENDIX B

                              Proxy Voting Policies
Introduction

SSgA Funds Management, Inc. ("FM") seeks to vote proxies for which it has discretionary authority in the best interests of its clients. This entails voting proxies in a way which SSgA believes will maximize the monetary value of each portfolio's holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security.
Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. FM takes the view that voting in a manner consistent with maximizing the value of our clients' holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the SSgA
Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee, which is supported by the SSgA Governance Team.
FM retains the final authority and responsibility for voting. In addition to voting proxies, SSgA:

1)   describes its proxy voting procedures to its clients in Part II of its Form
     ADV;

2)   provides the client with this written proxy policy, upon request;

3)   discloses  to its clients how they may obtain  information  on how FM voted the client's proxies;

4)   matches proxies received with holdings as of record date;

5)   reconciles holdings as of record date and rectifies any discrepancies;

6)   generally applies its proxy voting policy consistently and keeps records of votes for each client;

7)   documents the reason(s) for voting for all non-routine items; and

8)   keeps records of such proxy voting  available for  inspection by the client or governmental agencies.

Process

The SSgA Corporate Governance Team is comprised of corporate governance professionals and governance analysts. The responsibilities of the SSgA
Corporate Governance Team include corporate governance research and analysis across domestic and global investment strategies, with oversight of all governance and proxy voting processing on SSgA discretionary portfolios.. In addition, the Corporate Governance Team assumes responsibility for voting decisions on certain case-by-case items, informal commencement of engagement activities for the purposes of advocating SSgA positions on various governance issues, and the research and analysis of all governance related issues impacting shareholder value. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.

In order to facilitate our proxy voting process, FM retains RiskMetrics Group,
Inc. ("RMG"), a firm with expertise in the proxy voting and corporate governance fields. RMG assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments. This Policy does not address all issues as to which we may receive proxies nor does it seek to describe in detail all factors that we may consider relevant to any particular proposal. To assist RMG in interpreting and applying this Policy, we meet with RMG at least annually, provide written guidance on certain topics generally on an annual basis and communicate more regularly as necessary to discuss how specific issues should be addressed. This guidance permits RMG to apply this Policy without consulting us as to each proxy but in a manner that is consistent with our investment view and not their own governance opinions. If an issue raised by a proxy is not addressed by this Policy or our prior guidance to RMG, RMG refers the proxy to us for direction on voting. On issues that we do not believe affect the economic value of our portfolio holdings or are considered by us to be routine matters as to which we have not provided specific guidance, we have agreed with RMG to act as our voting agent in voting such proxies in accordance with its own recommendations which, to the extent possible, take into account this Policy and FM's general positions on similar matters. The Corporate Governance Team is responsible, working with RMG, for submitting proxies in a timely manner and in accordance with our policy. The
Corporate Governance Team works with RMG to establish and update detailed procedures to implement this policy.

From time to time, proxy votes will be solicited which fall into one of the following categories:

(i)           proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or
(ii)          proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.

The Governance Team identifies these proxies using a number of methods, including but not limited to in house governance research, notifications from
RMG and other third party research providers, concerns of clients or issuers, review by Governance Team analysts, and questions from consultants. The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources. If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to RMG, we will weigh the issue along with other relevant factors before making an informed decision. In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients. As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio's holdings. With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies. The goal of the Proxy Voting
Committee is to make the most informed decision possible.

In instances of special circumstances or issues not directly addressed by our policies or guidance to RMG that are deemed highly significant, the issue is referred to the Chairman of the Investment Committee for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM or its affiliates
(as explained in greater detail below under "Potential Conflicts"). If the
[Manager] of Corporate Governance and the Chairman of the Investment Committee
determine that there is a material conflict, the process detailed below under
"Potential Conflicts" is followed. If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment
Committee makes a voting decision in our clients' best interest. However, the
Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy. The Investment Committee will use the same rationale for determining the appropriate vote.

FM reviews proxies of non-US issuers in the context of these guidelines.
However, FM also endeavors to show sensitivity to local market practices when voting these proxies. This may lead to contrasting votes to the extent that local practices around items requiring shareholder approval differ from market to market. For example, in certain non-US markets, items are put to vote which have little or no effect on shareholder value, but which are routinely voted on in those jurisdictions; in the absence of material effect on our clients, we will follow market practice. FM votes in all markets where it is feasible to do
so. Note that certain custodians utilized by our clients do not offer proxy voting in every non-US jurisdiction. In such a case, FM will be unable to vote such a proxy.

Voting

For most issues and in most circumstances, we abide by the following general guidelines. However, it is important to remember that these are simply guidelines. As discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

I. Generally, FM votes for the following ballot items:

Board of Directors

     o    Elections  of  directors   who  (i)  we  determine  to  be  adequately
          independent of management and (ii) do not  simultaneously  serve on an unreasonable  (as determined by FM) number of other boards (other than those  affiliated  with  the  issuer).  Factors  that we  consider  in evaluating  independence include whether the nominee is an employee of or related to an  employee of the issuer or its  auditor,  whether the nominee  provides  professional  services to the  issuer,  whether the nominee has attended an appropriate number of scheduled board meetings
          (as  determined by SSgA),  or whether the nominee  receives  non-board related compensation from the issuer.

     o    Directors'  compensation,  provided  the  amounts  are  not  excessive relative to other issuers in the market or industry.  In making such a determination,  we review whether the  compensation is overly dilutive to existing shareholders.

     o    Proposals to limit directors' liability and/or expand  indemnification of  directors,  provided  that a director  shall only be eligible  for indemnification and liability protection if he or she has not acted in bad  faith,  gross  negligence  or  reckless  disregard  of the duties involved in the conduct of his or her office

     o    Discharge  of  board  members'  duties*,  in the  absence  of  pending litigation,  governmental  investigation,  charges  of  fraud or other indicia of significant concern

     o    The establishment of annual elections of the board of directors unless the board is comprised of a  supermajority  of independent  directors, including wholly  independent board  committees,  and the company does not have a shareholder rights plan (poison pill)

     o    Mandates requiring a majority of independent directors on the Board of
          Directors

     o    Mandates that Audit,  Compensation  and Nominating  Committee  members should all be independent directors

     o    Mandates  giving the Audit Committee the sole  responsibility  for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

     o    Elimination of cumulative voting

     o    Establishment of confidential voting

     o    Proposals  seeking to  establish  or  decrease  an  existing  required ownership  threshold  contained  within the company by-laws that offer shareholders the right to call special meetings.

Auditors

     o    Approval of auditors,  unless the fees paid to auditors are excessive;
          auditors' fees will be deemed  excessive if the non-audit fees for the prior  year  constituted  50% or more of the  total  fees  paid to the auditors

     o    Auditors'  compensation,  provided the issuer has  properly  disclosed audit  and  non-audit  fees  relative  to  market  practice  and  that non-audit fees for the prior year  constituted no more than 50% of the total fees paid to the auditors

     o    Discharge of auditors*

     o    Approval of financial  statements,  auditor  reports and allocation of income

     o    Requirements that auditors attend the annual meeting of shareholders

     o    Disclosure of Auditor and  Consulting  relationships  when the same or related entities are conducting both activities

     o    Establishment  of a  selection  committee  responsible  for the  final approval of significant  management  consultant  contract awards where existing firms are already acting in an auditing function

Capitalization

     o    Dividend  payouts  that  are  greater  than or equal  to  country  and industry standards;  we generally support a dividend which constitutes
          30% or more of net income

     o    Authorization of share repurchase programs, unless the issuer does not clearly  state the  business  purpose for the  program,  a  definitive number  of  shares  to be  repurchased,  and the  time  frame  for the repurchase

     o    Capitalization  changes which  eliminate other classes of stock and/or unequal voting rights

     o    Changes  in  capitalization  authorization  for  stock  splits,  stock dividends, and other specified needs which are no more than 50% of the existing  authorization  for U.S.  companies  and no more than 100% of existing authorization for non-U.S. companies.

     o    Elimination  of  pre-emptive  rights for share issuance of less than a certain percentage  (country specific - ranging from 5% to 20%) of the outstanding  shares,  unless  even  such  small  amount  could  have a material  dilutive effect on existing  shareholders  (e.g. in illiquid markets)

Anti-Takeover Measures

     o    Elimination of shareholder rights plans ("poison pill")

     o    Amendment  to a  shareholder  rights plans  ("poison  pill") where the terms of the new plans are more favorable to shareholders'  ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum  trigger,  flip-in or flip-over of 20%,  (ii) maximum term of three  years,  (iii) no "dead hand," "slow hand," "no hand" or similar  feature  that limits the ability of a future  board to redeem the pill,  and (iv)  inclusion  of a  shareholder  redemption  feature
          (qualifying  offer  clause),  permitting  ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the  board  refuses  to  redeem  the pill 90 days  after a qualifying offer is announced)

     o    Adoption  or renewal of a non-US  issuer's  shareholder  rights  plans
          ("poison  pill") if the  following  conditions  are met:  (i)  minimum trigger,  flip-in or  flip-over  of 20%,  (ii)  maximum  term of three years, (iii) no "dead hand," "slow hand," "no hand" or similar feature that limits the ability of a future board to redeem the pill, and (iv)
          inclusion  of  a  shareholder  redemption  feature  (qualifying  offer clause),  permitting  ten  percent  of the  shares  to call a  special meeting or seek a written  consent to vote on  rescinding  the pill if the board refuses to redeem the pill 90 days after a qualifying  offer is announced

     o    Reduction or elimination of super-majority  vote requirements,  unless management of the issuer was concurrently seeking to or had previously made such reduction or elimination

     o    Mandates requiring  shareholder approval of a shareholder rights plans
          ("poison pill")

     o    Repeals of various anti-takeover related provisions

Executive Compensation/Equity Compensation

     o    Stock  purchase  plans with an exercise  price of not less that 85% of fair market value

     o    Stock  option  plans  which are  incentive  based and not  excessively dilutive. In order to assess the dilutive effect, we divide the number of shares  required  to fully fund the  proposed  plan,  the number of authorized but unissued shares,  and the issued but unexercised shares by fully  diluted  share  count.  We  review  that  number in light of certain  factors,  including  the industry of the issuer,  in order to make our determination as to whether the dilution is excessive.

     o    Other stock-based plans which are not excessively dilutive,  using the same process set forth in the preceding bullet

     o    Expansions   to  reporting   of   financial  or   compensation-related
          information, within reason

     o    Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an -- independent compensation committee

     o    Remuneration  policies that are judged to be in-line with local market practices.

Routine Business Items

     o    General updating of or corrective  amendments to charter not otherwise specifically addressed herein, unless such amendments would reasonably
          be  expected  to  diminish   shareholder  rights  (e.g.  extension  of
          directors' term limits, amending shareholder vote requirement to amend the charter  documents,  insufficient  information  provided as to the reason behind the amendment)

     o    Change in Corporation Name

     o    Mandates  that  amendments  to bylaws  or  charters  have  shareholder approval

Other

     o    Adoption of anti-"greenmail"  provisions,  provided that the proposal:
          (i) defines  greenmail;  (ii) prohibits  buyback offers to large block holders  (holders  of at least  1% of the  outstanding  shares  and in certain  cases,  a greater  amount,  as determined by the Proxy Review
          Committee) not made to all shareholders or not approved by Independent shareholders;  and (iii) contains no  anti-takeover  measures or other provisions restricting the rights of shareholders

     o    Repeals or prohibitions of "greenmail" provisions

     o    "Opting-out" of business combination provision

II. Generally, FM votes against the following items:

Board of Directors

     o    Establishment  of classified  boards of  directors,  unless 80% of the board is independent and the company does not have shareholder  rights plan (poison pill),

     o    Proposals  requesting  re-election of insiders or affiliated directors who serve on audit, compensation, or nominating committees

     o    Limits to tenure of directors

     o    Requirements  that candidates for  directorships  own large amounts of stock before being eligible to be elected

     o    Restoration of cumulative voting in the election of directors

     o    Removal of a director,  unless we  determine  the  director (i) is not adequately  independent of management or (ii) simultaneously serves on an  unreasonable  (as  determined by FM) number of other boards (other than those  affiliated  with the issuer).  Factors that we consider in evaluating independence include whether the director is an employee of or related to an  employee of the issuer or its  auditor,  whether the director provides  professional services to the issuer, or whether the director receives non-board related compensation from the issuer

     o    The  elimination of  shareholders'  right to call special  meetings or attempts to raise the ownership threshold beyond reasonable levels (as determined by SSgA).

     o    Proposals  that  relate  to the  "transaction  of  other  business  as properly comes before the meeting",  which extend "blank check" powers to those acting as proxy

     o    Approval of Directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

     o    Directors  at  companies   where  prior  non-cash   compensation   was
          improperly  "backdated" or  "springloaded"  where one of the following scenarios exists:

          o    (i)  it  is  unknown  whether  the  Compensation   Committee  had
               knowledge of such backdating at the time,  (ii) the  Compensation
               Committee was not independent at the time, and (iii) the director seeking  reelection  served on the Compensation  Committee at the time; or

          o    (i)  it  is  unknown  whether  the  Compensation   Committee  had
               knowledge of such backdating at the time,  (ii) the  Compensation
               Committee  was  independent  at the time,  and  (iii)  sufficient controls  have not been  implemented  to avoid  similar  improper payments going forward; or

          o    (i) the  Compensation  Committee had knowledge of such backdating at the time, and (ii) the director seeking  reelection  served on the Compensation Committee at the time; or

          o    (i) the  Compensation  Committee  did not have  knowledge of such backdating  at the time,  and (ii)  sufficient  controls have not been implemented to avoid similar improper payments going forward

Capitalization

     o    Capitalization  changes that add "blank check"  classes of stock (i.e.
          classes of stock with undefined  voting rights) or classes that dilute the voting interests of existing shareholders

     o    Capitalization  changes  that  exceed  100%  of the  issuer's  current authorized capital unless management provides an appropriate rationale for such change

Anti-Takeover Measures

     o    Anti-takeover  and  related  provisions  that  serve  to  prevent  the majority of shareholders  from exercising  their rights or effectively deter appropriate tender offers and other offers

     o    Adjournment of Meeting to Solicit Additional Votes

     o    Shareholder rights plans that do not include a shareholder  redemption feature  (qualifying  offer  clause),  permitting  ten  percent of the shares to call a special  meeting or seek a written consent to vote on rescinding  the pill if the board  refuses  to redeem the pill 90 days after a qualifying offer is announced

     o    Adoption or renewal of a US issuer's  shareholder rights plan ("poison pill")

Executive Compensation/Equity Compensation

     o    Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive)

     o    Retirement bonuses for non-executive directors and auditors

     o    Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent -- compensation committee

Routine Business Items

     o    Amendments  to bylaws which would require  super-majority  shareholder votes to pass or repeal certain provisions

     o    Reincorporation  in a location which has more stringent  anti-takeover and related provisions

     o    Proposals  asking  the  board to adopt  any form of  majority  voting, unless the  majority  standard  indicated  is based on a  majority  of shares outstanding.

Other

     o    Requirements  that  the  company  provide  costly,   duplicative,   or
          redundant reports, or reports of a non-business nature

     o    Restrictions related to social,  political, or special interest issues which  affect  the  ability  of  the  company  to  do  business  or be competitive  and which have  significant  financial  or  best-interest impact

     o    Proposals  which  require  inappropriate   endorsements  or  corporate
          actions

     o    Proposals  asking  companies to adopt full tenure holding  periods for their executives

III. FM evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, FM uses its discretion in order to maximize shareholder value. FM generally votes as follows:

     o    Against offers with  potentially  damaging  consequences  for minority shareholders  because of  illiquid  stock,  especially  in some non-US markets

     o    Against offers when we believe that reasonable  prospects exist for an enhanced bid or other bidders

     o    Against offers where, at the time of voting,  the current market price of the security exceeds the bid price

     o    For proposals to restructure or liquidate  closed end investment funds in which the secondary  market price is  substantially  lower than the net asset value

     o    For offers made at a premium where no other higher bidder exists

Protecting Shareholder Value

We at FM agree entirely with the United States Department of Labor's position that "where proxy voting decisions may have an effect on the economic value of the plan's underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock" (IB 94-2).
Our proxy voting policy and procedures are designed with the intent that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible. However, we use each piece of information we receive - whether from clients, consultants, the media, the issuer, RMG or other sources -- as one part of our analysis in seeking to carry out our duties as a fiduciary and act in the best interest of our clients. We are not unduly influenced by the identity of any particular source, but use all the information to form our opinion as to the best outcome for our clients.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

FM regularly engages with companies to discuss a variety of corporate governance issues, with the goal of obtaining insight on the principles and practices that drive our voting decisions. Through our discussions with boards and management, we seek to strengthen the quality of corporate governance, as a means to protect and enhance shareholder value. During our discussions, we focus on the attributes and practices that we believe enhance our clients' returns.

In addition to tracking lists provided by third party advisory firms, the
Governance Team screens for underperforming issuers that may trigger a deeper review of company governance profiles and practices. The Governance Team, along with the Proxy Review Committee when necessary, will monitor and perform case-by-case analyses of companies identified through these screens.

As an active shareholder, FM's role is to support corporate policies that serve the best interests of our clients. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company's value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical shareholder. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process--especially the proxy voting process--as the most effective means by which to communicate our and our clients' legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

Potential Conflicts

As discussed above under Process, from time to time, FM will review a proxy which may present a potential conflict of interest. As a fiduciary to its clients, FM takes these potential conflicts very seriously While FM's only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients' best interests and are not affected by FM's potential conflict, there are a number of courses FM may take. Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process: customers of FM or its affiliates which are among the top
100 clients of FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a "Material Relationship").

When the matter falls clearly within the polices set forth above or the guidance previously provided by FM to RMG and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.

In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to RMG, or (ii) FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Head of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists.
(These lists are updated quarterly.) If the issuer's name appears on either list and the pre-determined policy is not being followed, FM will employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the SSgA Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client. In such situations, the SSgA Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM's clients, shall be formalized in writing as a part of the minutes to the Investment
Committee.

Recordkeeping

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM's office:

     1)   FM's  Proxy  Voting  Policy  and  any  additional  procedures  created pursuant to such Policy;

     2)   a copy of each proxy statement FM receives  regarding  securities held by its clients  (note:  this  requirement  may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

     3)   a record  of each  vote  cast by FM  (note:  this  requirement  may be satisfied by a third party who has agreed in writing to do so);

     4)   a copy of any  document  created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

     5)   a copy of each  written  request  from a client,  and  response to the client, for information on how FM voted the client's proxies.

Disclosure of Client Voting Information

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

__________________________

* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

                             MET INVESTORS SERIES TRUST
                             --------------------------
                                        PART C

                                  Other Information

Item 28. Exhibits

         All references are to the Registrant's registration statement on Form
N-1A as filed with the SEC on October 23, 2000, File Nos. 333-48456 and
811-10183 (the "Registration Statement")

---------------------------- ------------------------------------------------------------------------
Exhibit No.               Description of Exhibits
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(a)(1)                    Agreement and Declaration of Trust is incorporated
                          by reference to Exhibit (a)(1) to the Registration
                          Statement.
---------------------------- ------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(a)(2)                    Certificate of Trust is incorporated by reference to
                          Exhibit (a)(2) to the Registration Statement.
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(b)                       By-Laws are incorporated by reference to Exhibit (b)
                          to the Registration Statement.
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(c)                       None other than Exhibit 1.
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
(d)(1)                    Management Agreement between Registrant and Met
                          Investors Advisory Corp., a predecessor of MetLife
                          Advisers, LLC, is incorporated by reference to Exhibit
                          (d)(1) to Post-Effective Amendment No. 32 to the
                          Registration Statement filed with the SEC on May 1,
                          2009 ("Post-Effective Amendment No. 32").
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----------------------------------------------------------------------------------------------------
(d)(1)(i)                 Amendment No. 1 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(i) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(ii)                Amendment No. 2 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(ii) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(iii)               Amendment No. 3 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(iii) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(iv)                Amendment No. 4 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(iv) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(v)                 Amendment No. 5 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(v) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(vi)                Amendment No. 6 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(vi) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(vii)               Amendment No. 7 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(vii) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(viii)              Amendment No. 8 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(viii) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(ix)                Amendment No. 9 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(ix) to
                          Post-Effective Amendment No. 32.
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----------------------------------------------------------------------------------------------------
(d)(1)(x)                 Amendment No. 10 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(x) to
                          Post-Effective Amendment No. 32.
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----------------------------------------------------------------------------------------------------
(d)(1)(xi)                Amendment No. 11 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xi) to
                          Post-Effective Amendment No. 32.
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----------------------------------------------------------------------------------------------------
(d)(1)(xii)               Amendment No. 12 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xii) to
                          Post-Effective Amendment No. 32.
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----------------------------------------------------------------------------------------------------
(d)(1)(xiii)              Amendment No. 13 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xiii) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(xiv)               Amendment No. 14 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xiv) to
                          Post-Effective Amendment No. 32.
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----------------------------------------------------------------------------------------------------
(d)(1)(xv)                Amendment No. 15 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xv) to
                          Post-Effective Amendment No. 32.
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----------------------------------------------------------------------------------------------------
(d)(1)(xvi)               Amendment No. 16 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xvi) to
                          Post-Effective Amendment No. 32.
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----------------------------------------------------------------------------------------------------
(d)(1)(xvii)              Amendment No. 17 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xvii) to
                          Post-Effective Amendment No. 32.
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----------------------------------------------------------------------------------------------------
(d)(1)(xviii)             Amendment No. 18 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xviii) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(xix)               Amendment No. 19 to the Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xix) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(xx)                Amendment No. 20 to the Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xx) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(xxi)               Amendment No. 21 to the Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xxi) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(xxii)              Amendment No. 22 to the Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xxii) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(xxiii)             Amendment No. 23 to the Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xxiii) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(xxiv)              Amendment No. 24 to the Management Agreement is
                          incorporated by reference to Exhibit(d)(1)(xxiv) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(xxv)               Amendment No. 25 to the Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xxv) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(xxvi)              Amendment No. 26 to the Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xxvi) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(xxvii)             Amendment No. 27 to the Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xxvii) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(xxviii)            Amendment No. 28 to the Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xxviii) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(xxix)              Amendment No. 29 to the Management Agreement is
                          incorporated by reference to Exhibit(d)(1)(xxix) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(xxx)               Amendment No. 30 to Management Agreement is
                          incorporated by reference to Exhibit(d)(1)(xxx) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(xxxi)              Amendment No. 31 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xxxi) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(xxxii)             Amendment No. 32 to Management Agreement is
                          incorporated by reference to Exhibit (d)(1)(xxxii) to
                          Post-Effective Amendment No. 32.
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
(d)(1)(xxxiii)            Amendment No. 33 to Management Agreement is incorporated by reference to
                          Exhibit (d)(1)(xxxiii) to Post-Effective Amendment No. 32.
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
(d)(1)(xxxiv)             Amendment 34 to Management Agreement (to be filed by amendment).
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(d)(3)(i)                 Deleted.
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(d)(4)                    Deleted.
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(d)(4)(i)                 Deleted.
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(d)(5)                    Deleted.
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(d)(5)(i)                 Deleted.
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(d)(6)                    Deleted.
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
(d)(7)                    Investment Advisory Agreement between Lord, Abbett &
                          Co. and Met Investors Advisory Corp., a predecessor or
                          MetLife Advisers, LLC, with respect to the Lord Abbett
                          Bond Debenture Portfolio is incorporated by reference
                          to Exhibit (d)(7) to Post-Effective Amendment No. 32.
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
(d)(7)(i)                 Amendment No. 1 to Investment Advisory Agreement with
                          respect to Lord Abbett Bond Debenture Portfolio is
                          incorporated by reference to Exhibit (d)(7)(i) to
                          Post-Effective Amendment No. 32.
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
(d)(7)(ii)                Amendment No. 2 to Investment Advisory Agreement with
                          respect to Lord Abbett Bond Debenture Portfolio is
                          incorporated by reference to Exhibit (d)(7)(ii) to
                          Post-Effective Amendment No. 32.
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
(d)(7)(iii)               Amendment No. 3 to Investment Advisory Agreement with
                          respect to Lord Abbett Bond Debenture Portfolio is
                          incorporated by reference to Exhibit (d)(7)(iii) to
                          Post-Effective Amendment No. 32.
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
(d)(8)                    Investment Advisory Agreement between Lord, Abbett &
                          Co. and Met Investors Advisory Corp., a predecessor of
                          MetLife Advisers, LLC, with respect to the Lord Abbett
                          Mid-Cap Value Portfolio is incorporated by reference
                          to Exhibit (d)(8) to Post-Effective Amendment No. 32.
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
(d)(8)(i)                 Amendment No. 1 to Investment Advisory Agreement with
                          respect to Lord Abbett Mid-Cap Value Portfolio is
                          incorporated by reference to Exhibit (d)(8)(i) to
                          Post-Effective Amendment No. 32.
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
(d)(8)(ii)                Amendment No. 2 to Investment Advisory Agreement with
                          respect to Lord Abbett Mid-Cap Value Portfolio is
                          incorporated by reference to Exhibit (d)(8)(ii) to
                          Post-Effective Amendment No. 32.
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(d)(9)                    Deleted.
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
(d)(10)                   Investment Advisory Agreement between Lord, Abbett &
                          Co. and Met Investors Advisory Corp., a predecessor of
                          MetLife Advisers, LLC, with respect to the Lord Abbett
                          Growth and Income Portfolio is incorporated by
                          reference to Exhibit (d)(10) to Post-Effective
                          Amendment No. 32.
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
(d)(10)(i)                Amendment No. 1 to Investment Advisory Agreement with
                          respect to Lord Abbett Growth and Income Portfolio is
                          incorporated by reference to Exhibit (d)(10)(i) to
                          Post-Effective Amendment No. 32.
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
(d)(10)(ii)               Amendment No. 2 to Investment Advisory Agreement with
                          respect to Lord Abbett Growth and Income Portfolio is
                          incorporated by reference to Exhibit (d)(10)(ii) to
                          Post-Effective Amendment No. 32.
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
(d)(10)(iii)              Amendment No. 3 to Investment Advisory Agreement with
                          respect to Lord Abbett Growth and Income Portfolio is
                          incorporated by reference to Exhibit (d)(10)(iii) to
                          Post-Effective Amendment No. 32.
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(d)(11)                   Deleted.
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(d)(12)                   Deleted.
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(d)(13)                   Deleted.
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(d)(14)                   Deleted.
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(d)(15)                   Deleted.

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(d)(16)                   Deleted.
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(d)(17)                   Deleted.
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(d)(17)(i)                Deleted.
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(d)(17)(ii)               Deleted.
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
(d)(18)                   Investment Advisory Agreement between Pacific
                          Investment Management Company LLC and Met Investors
                          Advisory Corp., a predecessor of MetLife Advisers,
                          LLC, with respect to the PIMCO Total Return Portfolio
                          is incorporated by reference to Exhibit (d)(18) to
                          Post-Effective Amendment No. 32.
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
(d)(18)(i)                Amendment No. 1 to Investment Advisory Agreement with
                          respect to PIMCO Total Return Portfolio is
                          incorporated by reference to Exhibit (d)(18)(i) to
                          Post-Effective Amendment No. 32.
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
(d)(18)(ii)               Amendment No. 2 to Investment Advisory Agreement with
                          respect to PIMCO Total Return Fund is incorporated by
                          reference to Exhibit (d)(18)(ii) to Post-Effective
                          Amendment No. 32.
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
(d)(18)(iii)              Amendment No. 3 to Investment Advisory Agreement with
                          respect to PIMCO Total Return Fund is incorporated by
                          reference to Exhibit (d)(18)(iii) to Post-Effective
                          Amendment No. 32.
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(d)(19)                   Deleted.
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(d)(20)                   Deleted.
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(d)(20)(i)                Deleted.
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
(d)(20)(ii)               Investment Advisory Agreement between RCM Capital
                          Management LLC and Met Investors Advisory, LLC, a
                          predecessor of MetLife Advisers, LLC, with respect to
                          RCM Global Technology Portfolio (currently known as
                          RCM Technology Portfolio) is incorporated by reference
                          to Exhibit (d)(20)(ii) to Post-Effective Amendment No.
                          32.
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
(d)(20)(iii)              Amendment No. 1 to Investment Advisory Agreement with
                          respect to RCM Technology Portfolio is incorporated by
                          reference to Exhibit (d)(20)(iii) to Post-Effective
                          Amendment No. 32.
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(d)(21)                   Deleted.
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
(d)(22)                   Investment Advisory Agreement between Massachusetts
                          Financial Services Company and Met Investors Advisory
                          Corp., a predecessor of MetLife Advisers, LLC, with
                          respect to the MFS(R) Research International Portfolio
                          is incorporated by reference to Exhibit (d)(22) to
                          Post-Effective Amendment No. 32.
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
(d)(22)(i)                Amendment No. 1 to Investment Advisory Agreement with
                          respect to MFS(R) Research International Portfolio is
                          incorporated by reference to Exhibit (d)(22)(i) to
                          Post-Effective Amendment No. 32.
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
(d)(22)(ii)               Amendment No. 2 to Investment Advisory Agreement with respect to MFS
                          Research International Portfolio is filed herein.
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(d)(23)                   Deleted.
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
(d)(24)                   Investment Advisory Agreement between
                          OppenheimerFunds, Inc. and Met Investors Advisory
                          Corp., a predecessor of MetLife Advisers, LLC, with
                          respect to the Oppenheimer Capital Appreciation
                          Portfolio is incorporated by reference to Exhibit
                          (d)(24) to Post-Effective Amendment No. 32.
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
(d)(24)(i)                Amendment No. 1 to Investment Advisory Agreement with
                          respect to Oppenheimer Capital Appreciation Portfolio
                          is incorporated by reference to Exhibit (d)(24)(i) to
                          Post-Effective Amendment No. 32.
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
(d)(24)(ii)               Amendment No. 2 to Investment Advisory Agreement with
                          respect to Oppenheimer Capital Appreciation Portfolio
                          is incorporated by reference to Exhibit (d)(24)(ii) to
                          Post-Effective Amendment No. 32.
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----------------------------------------------------------------------------------------------------
(d)(25)                   Investment Advisory Agreement between AIM Advisors,
                          Inc. and Met Investors Advisory Corp., a predecessor
                          of MetLife Advisers, LLC, with respect to the Met/AIM
                          Small Cap Growth Portfolio is incorporated by
                          reference to Exhibit (d)(25) to Post-Effective
                          Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(25)(i)                Amendment No. 1 to Investment Advisory Agreement with
                          respect to the Met/AIM Small Cap Growth Portfolio is
                          incorporated by reference to Exhibit (d)(25)(i) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(25)(ii)               Amendment No. 2 to Investment Advisory Agreement with
                          respect to Met/AIM Small Cap Growth Portfolio is
                          incorporated by reference to Exhibit (d)(25)(ii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(25)(iii)              Amendment No. 3 to Investment Advisory Agreement with
                          respect to the Met/AIM Small Cap Growth Portfolio is
                          incorporated by reference to Exhibit (d)(25)(iii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(25)(iv)               Amendment No. 4 to Investment Advisory Agreement with respect to Met/AIM
                          Small Cap Growth Portfolio is filed herein.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(26)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(26)(i)                Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(26)(ii)               Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(27)                  Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(28)                   Investment Advisory Agreement between EQSF Advisers,
                          Inc. (currently known as Third Avenue Management LLC)
                          and Met Investors Advisory, LLC, a predecessor of
                          MetLife Advisers, LLC, with respect to the Third
                          Avenue Small Cap Value Portfolio is incorporated by
                          reference to Exhibit (d)(28) to Post-Effective
                          Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(28)(i)                Amendment No. 1 to Investment Advisory Agreement with
                          respect to Third Avenue Small Cap Value Portfolio is
                          incorporated by reference to Exhibit (d)(28)(i) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(28)(ii)               Amendment No. 2 to Investment Advisory Agreement with
                          respect to Third Avenue Small Cap Value Portfolio is
                          incorporated by reference to Exhibit (d)(28)(ii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(29)                   Investment Advisory Agreement between Harris
                          Associates L.P. and Met Investors Advisory, LLC, a
                          predecessor of MetLife Advisers, LLC, with respect to
                          the Harris Oakmark International Portfolio is
                          incorporated by reference to Exhibit (d)(29) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(29)(i)                Amendment No. 1 to Investment Advisory Agreement with
                          respect to Harris Oakmark International Portfolio is
                          incorporated by reference to Exhibit (d)(29)(i) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(29)(ii)               Amendment No. 2 to Investment Advisory Agreement with
                          respect to Harris Oakmark International Portfolio is
                          incorporated by reference to Exhibit (d)(29)(ii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(29)(iii)              Amendment No. 3 to Investment Advisory Agreement with
                          respect to Harris Oakmark International Portfolio is
                          incorporated by reference to Exhibit (d)(29)(iii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(30)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(30)(i)                Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(30)(ii)               Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(31)                   Investment Advisory Agreement between T. Rowe Price
                          Associates, Inc. and Met Investors Advisory, LLC, a
                          predecessor of MetLife Advisers, LLC, with respect to
                          T. Rowe Price Mid-Cap Growth Portfolio is incorporated
                          by reference to Exhibit (d)(31) to Post-Effective
                          Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(31)(i)                Amendment No. 1 to Investment Advisory Agreement with
                          respect to T. Rowe Price Mid-Cap Growth Portfolio is
                          incorporated by reference to Exhibit (d)(31)(i) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(32)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(32)(i)                Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(33)                   Investment Advisory Agreement between Pacific
                          Investment Management Company LLC and Met Investors
                          Advisory, LLC, a predecessor of MetLife Advisers, LLC,
                          with respect to PIMCO Inflation Protected Bond
                          Portfolio is incorporated by reference to Exhibit
                          (d)(33) to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(33)(i)                Amendment No. 1 to Investment Advisory Agreement with
                          respect to PIMCO Inflation Protected Bond Portfolio is
                          incorporated by reference to Exhibit (d)(33)(i) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(33)(ii)               Amendment No. 2 to Investment Advisory Agreement with
                          respect to PIMCO Inflation Protected Bond Portfolio is
                          incorporated by reference to Exhibit (d)(33)(ii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(34)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(34)(i)                Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(35)                   Investment Advisory Agreement between Turner
                          Investment Partners, Inc. and Met Investors Advisory,
                          LLC, a predecessor of MetLife Advisers, LLC, with
                          respect to Turner Mid Cap Growth Portfolio is
                          incorporated by reference to Exhibit (d)(35) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(35)(i)                Amendment No. 1 to Investment Advisory Agreement with
                          respect to Turner Mid Cap Growth Portfolio is
                          incorporated by reference to Exhibit (d)(35)(i) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(35)(ii)               Amendment No. 2 to Investment Advisory Agreement with
                          respect to Turner Mid Cap Growth Portfolio is filed
                          herein.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(36)                   Investment Advisory Agreement between Goldman Sachs Asset Management,
                          L.P. and Met Investors Advisory, LLC, a predecessor of MetLife
                          Advisers, LLC, with respect to Goldman Sachs Mid Cap Value Portfolio is incorporated by reference to Exhibit (d)(36) to Post-Effective
                          Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(36)(i)                Amendment No. 1 to Investment Advisory Agreement with
                          respect to Goldman Sachs Mid Cap Value Portfolio is
                          incorporated by reference to Exhibit (d)(36)(i) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(37)                   Management Agreement between Registrant and Met
                          Investors Advisory, LLC, a predecessor of MetLife
                          Advisers, LLC, with respect to MetLife Defensive
                          Strategy Portfolio, MetLife Moderate Strategy
                          Portfolio, MetLife Balanced Strategy Portfolio,
                          MetLife Growth Strategy Portfolio and MetLife
                          Aggressive Strategy Portfolio is incorporated by
                          reference to Exhibit (d)(37) to Post-Effective
                          Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(37)(i)                Amendment No. 1 to Management Agreement is
                          incorporated by reference to Exhibit (d)(37)(i) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(37)(ii)               Amendment No. 2 to Management Agreement with respect
                          to Met/Franklin Templeton Founding Strategy Portfolio,
                          American Funds(R) Moderate Allocation Portfolio,
                          American Funds(R) Balanced Allocation Portfolio,
                          American Funds(R) Growth Allocation Portfolio is
                          incorporated by reference to Exhibit (d)(37)(ii)
                          to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(38)                   Investment Advisory Agreement between Invesco
                          Advisers, Inc. and MetLife Advisers, LLC, with respect
                          to the Van Kampen Comstock Portfolio (to be filed by
                          amendment).
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(38)(i)                Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(39)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(39)(i)                Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(40)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(40)(i)                Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(41)                   Investment Advisory Agreement between Legg Mason
                          Capital Management, Inc. and Met Investors Advisory,
                          LLC, a predecessor of MetLife Advisers, LLC, with
                          respect to the Legg Mason Value Equity Portfolio is
                          incorporated by reference to Exhibit (d)(41) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(41)(i)                Amendment No. 1 to Investment Advisory Agreement with
                          respect to the Legg Mason Value Equity Portfolio is
                          incorporated by reference to Exhibit (d)(41)(i) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(42)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(43)                   Investment Advisory Agreement between Batterymarch
                          Financial Management, Inc. and Met Investors Advisory,
                          LLC, a predecessor of MetLife Advisers, LLC, with
                          respect to the Batterymarch Growth and Income
                          Portfolio is incorporated by reference to Exhibit
                          (d)(43) to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(44)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(45)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(46)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(47)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(48)                   Investment Advisory Agreement between Pioneer
                          Investment Management, Inc. and Met Investors
                          Advisory, LLC, a predecessor of MetLife Advisers, LLC,
                          with respect to the Pioneer Fund Portfolio is
                          incorporated by reference to Exhibit (d)(48) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(48)(i)                Amendment No. 1 to Investment Advisory Agreement with
                          respect to Pioneer Fund is incorporated by reference
                          to Exhibit (d)(48)(i) to Post-Effective Amendment No.
                          32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(49)                   Investment Advisory Agreement between Pioneer
                          Investment Management, Inc. and Met Investors Advisory
                          LLC, a predecessor of MetLife Advisers, LLC, with
                          respect to the Pioneer Strategic Income Portfolio is
                          incorporated by reference to Exhibit (d)(49) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(49)(i)                Amendment No. 1 to Investment Advisory Agreement with
                          respect to Pioneer Strategic Income Portfolio is
                          incorporated by reference to Exhibit (d)(49)(i) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(50)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(51)                   Investment Advisory Agreement between Dreman Value
                          Management LLC and Met Investors Advisory, LLC, a
                          predecessor of MetLife Advisers, LLC, with respect to
                          the Dreman Small-Cap Value Portfolio is incorporated
                          by reference to Exhibit (d)(51) to Post-Effective
                          Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(51)(i)                Amendment No. 1 to Investment Advisory Agreement with
                          respect to Dreman Small-Cap Value Portfolio is
                          incorporated by reference to Exhibit (d)(51)(i) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(52)(a)                Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(52)(b)                Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(52)(c)                Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(52)(d)                Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(53)                   Investment Advisory Agreement between Massachusetts
                          Financial Services Company and Met Investors Advisory,
                          LLC, a predecessor of MetLife Advisers, LLC, with
                          respect to the MFS(R) Emerging Markets Equity
                          Portfolio is incorporated by reference to Exhibit
                          (d)(53) to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(54)                   Investment Advisory Agreement between Loomis, Sayles &
                          Company, L.P. and Met Investors Advisory, LLC, a
                          predecessor of MetLife Advisers, LLC, with respect to
                          the Loomis Sayles Global Markets Portfolio is
                          incorporated by reference to Exhibit (d)(54) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(55)                   Investment Advisory Agreement between Janus Capital
                          Management LLC and Met Investors Advisory, LLC, a
                          predecessor of MetLife Advisers, LLC, with respect to
                          the Janus Capital Appreciation Portfolio (currently
                          known as Janus Forty Portfolio) is incorporated by
                          reference to Exhibit (d)(55) to Post-Effective
                          Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(56)                   Investment Advisory Agreement between Lazard Asset
                          Management LLC and Met Investors Advisory, LLC, a
                          predecessor of MetLife Advisers, LLC, with respect to
                          the Lazard Mid-Cap Portfolio is incorporated by
                          reference to Exhibit (d)(56) to Post-Effective
                          Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(57)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(58)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(59)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(60)                   Investment Advisory Agreement between Morgan Stanley
                          Asset Management and Met Investors Advisory, LLC, a
                          predecessor MetLife Advisers, LLC, with respect to the
                          Van Kampen Mid Cap Growth Portfolio (currently known
                          as Morgan Stanley Mid Cap Growth Portfolio) is
                          incorporated by reference to Exhibit (d)(60) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(60)(i)                Amendment No. 1 to Investment Advisory Agreement with respect to Van
                          Kampen Mid Cap Growth Portfolio (to be filed by amendment).
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(61)                   Investment Advisory Agreement between CAM North
                          America, LLC (currently known as ClearBridge Advisors,
                          LLC) and Met Investors Advisory, LLC, a predecessor of
                          MetLife Advisers, LLC, with respect to the Legg Mason
                          Aggressive Growth Portfolio (currently known as Legg
                          Mason ClearBridge Aggressive Growth Portfolio) is
                          incorporated by reference to Exhibit (d)(61) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(62)                   Investment Advisory Agreement between BlackRock
                          Financial Management, Inc. and Met Investors Advisory,
                          LLC, a predecessor of MetLife Advisers, LLC, with
                          respect to the BlackRock High Yield Portfolio is
                          incorporated by reference to Exhibit (d)(62) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(63)                   Investment Advisory Agreement between BlackRock
                          Advisors, LLC and Met Investors Advisory, LLC, a
                          predecessor of MetLife Advisers, LLC, with respect to
                          the BlackRock Large-Cap Core Portfolio is incorporated
                          by reference to Exhibit (d)(63) to Post-Effective
                          Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(64)                   Investment Advisory Agreement between Rainier
                          Investment Management, Inc. and Met Investors Advisory
                          LLC, a predecessor of MetLife Advisers, LLC, with
                          respect to the Rainier Large Cap Equity Portfolio is
                          incorporated by reference to Exhibit (d)(64) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(65)                   Investment Advisory Agreement between Franklin Mutual
                          Advisers, LLC and Met Investors Advisory, LLC, a
                          predecessor of MetLife Advisers, LLC, with respect to
                          the Met/Franklin Mutual Shares Portfolio is
                          incorporated by reference to Exhibit (d)(65) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(66)                   Investment Advisory Agreement between Templeton Global
                          Advisors Limited and Met Investors Advisory, LLC, a
                          predecessor of MetLife Advisers, LLC, with respect to
                          the Met/Templeton Growth Portfolio is incorporated by
                          reference to Exhibit (d)(66) to Post-Effective
                          Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(67)                   Investment Advisory Agreement between Franklin
                          Advisers, Inc. and Met Investors Advisory, LLC, a
                          predecessor of MetLife Advisers, LLC, with respect to
                          the Met/Franklin Income Portfolio is incorporated by
                          reference to Exhibit (d)(67) to Post-Effective
                          Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(68)                   Investment Advisory Agreement between ING Clarion Real
                          Estate Securities L.P. and Met Investors Advisory,
                          LLC, a predecessor of MetLife Advisers, LLC, with
                          respect to the Clarion Global Real Estate Portfolio is
                          incorporated by reference to Exhibit (d)(68) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(69)                   Investment Advisory Agreement between SSgA Funds
                          Management, Inc. and Met Investors Advisory, LLC, a
                          predecessor of MetLife Advisers, LLC, with respect to
                          the SSgA Growth and Income ETF Portfolio is
                          incorporated by reference to Exhibit (d)(69) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(70)                   Investment Advisory Agreement between SSgA Funds
                          Management, Inc. and Met Investors Advisory, LLC, a
                          predecessor of MetLife Advisers, LLC, with respect to
                          the SSgA Growth ETF Portfolio is incorporated by
                          reference to Exhibit (d)(70) to Post-Effective
                          Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(71)                   Investment Advisory Agreement between Franklin
                          Advisers, Inc. and Met Investors Advisory, LLC, a
                          predecessor of MetLife Advisers, LLC, with respect to
                          the Met/Templeton International Bond Portfolio is
                          incorporated by reference to Exhibit (d)(71) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(d)(72)                   Investment Advisory Agreement between Eaton Vance Management and MetLife
                          Advisers, LLC with respect to the Met/Eaton Vance Floating Rate Portfolio
                          (to be filed by amendment)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(1)                    Participation Agreement is incorporated by reference
                          to Exhibit (e)(1) to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(1)(i)                 Participation Agreement with respect to American Funds
                          Insurance Series is incorporated by reference to
                          Exhibit (e)(1)(i) to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(1)(ii)                Participation Agreement with respect to American Funds
                          Insurance Series is incorporated by reference to
                          Exhibit (e)(1)(ii) to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)                    Second Amended and Restated Distribution Agreement
                          between the Registrant and MetLife Investors
                          Distribution Company with respect to the Class A
                          shares is incorporated by reference to Exhibit (e)(2)
                          to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(i)                 Amendment No. 1 to Second Amended and Restated
                          Distribution Agreement with respect to the Class A
                          shares is incorporated by reference to Exhibit
                          (e)(2)(i) to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(ii)                Amendment No. 2 to Second Amended and Restated
                          Distribution Agreement with respect to Class A shares
                          is incorporated by reference to Exhibit (e)(2)(ii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(iii)               Amendment No. 3 to Second Amended and Restated
                          Distribution Agreement with respect to Class A shares
                          is incorporated by reference to Exhibit (e)(2)(iii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(iv)                Amendment No. 4 to Second Amended and Restated
                          Distribution Agreement with respect to Class A shares
                          is incorporated by reference to Exhibit (e)(2)(iv) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(v)                 Amendment No. 5 to Second Amended and Restated
                          Distribution Agreement with respect to Class A shares
                          is incorporated by reference to Exhibit (e)(2)(v) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(vi)                Amendment No. 6 to Second Amended and Restated
                          Distribution Agreement with respect to Class A shares
                          is incorporated by reference to Exhibit (e)(2)(vi) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(vii)               Amendment No. 7 to Second Amended and Restated
                          Distribution Agreement with respect to Class A shares
                          is incorporated by reference to Exhibit (e)(2)(vii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(viii)              Amendment No. 8 to Second Amended and Restated
                          Distribution Agreement with respect to Class A shares
                          is incorporated by reference to Exhibit (e)(2)(viii)
                          to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(ix)                Amendment No. 9 to Second Amended and Restated
                          Distribution Agreement with respect to Class A shares
                          is incorporated by reference to Exhibit (e)(2)(ix) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(x)                 Amendment No. 10 to Second Amended and Restated
                          Distribution Agreement with respect to Class A shares
                          is incorporated by reference to Exhibit (e)(2)(x) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(xi)                Amendment No. 11 to Second Amended and Restated
                          Distribution Agreement with respect to Class A shares
                          is incorporated by reference to Exhibit (e)(2)(xi) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(xii)               Amendment No. 12 to Second Amended and Restated
                          Distribution Agreement with respect to Class A shares
                          is incorporated by reference to Exhibit (e)(2)(xii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(xiii)              Amendment No. 13 to Second Amended and Restated
                          Distribution Agreement with respect to Class A shares
                          is incorporated by reference to Exhibit (e)(2)(xiii)
                          to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(2)(xiv)               Amendment No. 14 to Second Amended and Restated
                          Distribution Agreement with respect to Class A shares
                          (to be filed by amendment).
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)                    Second Amended and Restated Distribution Agreement
                          between the Registrant and MetLife Investors
                          Distribution Company with respect to the Class B
                          shares is incorporated by reference to Exhibit (e)(3)
                          to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(i)                 Amendment No. 1 to Second Amended and Restated
                          Distribution Agreement with respect to the Class B
                          shares is incorporated by reference to Exhibit
                          (e)(3)(i) to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(ii)                Amendment No. 2 to Second Amended and Restated
                          Distribution Agreement with respect to Class B shares
                          is incorporated by reference to Exhibit (e)(3)(ii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(iii)               Amendment No. 3 to Second Amended and Restated
                          Distribution Agreement with respect to Class B shares
                          is incorporated by reference to Exhibit (e)(3)(iii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(iv)                Amendment No. 4 to Second Amended and Restated
                          Distribution Agreement with respect to Class B shares
                          is incorporated by reference to Exhibit (e)(3)(iv) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(v)                 Amendment No. 5 to Second Amended and Restated
                          Distribution Agreement with respect to Class B shares
                          is incorporated by reference to Exhibit (e)(3)(v) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(vi)                Amendment No. 6 to Second Amended and Restated
                          Distribution Agreement with respect to Class B shares
                          is incorporated by reference to Exhibit (e)(3)(vi) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(vii)               Amendment No. 7 to Second Amended and Restated
                          Distribution Agreement with respect to Class B shares
                          is incorporated by reference to Exhibit (e)(3)(vii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(viii)              Amendment No. 8 to Second Amended and Restated
                          Distribution Agreement with respect to Class B shares
                          is incorporated by reference to Exhibit (e)(3)(viii)
                          to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(ix)                Amendment No. 9 to Second Amended and Restated
                          Distribution Agreement with respect to Class B shares
                          is incorporated by reference to Exhibit (e)(3)(ix) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(x)                 Amendment No. 10 to Second Amended and Restated
                          Distribution Agreement with respect to Class B shares
                          is incorporated by reference to Exhibit (e)(3)(x) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(xi)                Amendment No. 11 to Second Amended and Restated
                          Distribution Agreement with respect to Class B shares
                          is incorporated by reference to Exhibit (e)(3)(xi) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(xii)               Amendment No. 12 to Second Amended and Restated
                          Distribution Agreement with respect to Class B shares
                          is incorporated by reference to Exhibit (e)(3)(xii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(xiii)              Amendment No. 13 to Second Amended and Restated Distribution Agreement
                          with respect to Class B shares is incorporated by reference to Exhibit
                          (e)(3)(xiii) to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(3)(xiv)               Amendment No. 14 to Second Amended and Restated Distribution Agreement
                          with respect to Class B shares (to be filed by amendment).
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)                    Amended and Restated Distribution Agreement between
                          the Registrant and MetLife Investors Distribution
                          Company with respect to the Class E shares is
                          incorporated by reference to Exhibit (e)(4) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(i)                 Amendment No. 1 to Amended and Restated Distribution
                          Agreement with respect to Class E shares is
                          incorporated by reference to Exhibit (e)(4)(i) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(ii)                Amendment No. 2 to Amended and Restated Distribution
                          Agreement with respect to Class E shares is
                          incorporated by reference to Exhibit (e)(4)(ii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(iii)               Amendment No. 3 to Amended and Restated Distribution
                          Agreement with respect to Class E shares is
                          incorporated by reference to Exhibit (e)(4)(iii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(iv)                Amendment No. 4 to Amended and Restated Distribution
                          Agreement with respect to Class E shares is
                          incorporated by reference to Exhibit (e)(4)(iv) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(v)                 Amendment No. 5 to Amended and Restated Distribution
                          Agreement with respect to Class E shares is
                          incorporated by reference to Exhibit (e)(4)(v) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(vi)                Amendment No. 6 to Amended and Restated Distribution
                          Agreement with respect to Class E shares is
                          incorporated by reference to Exhibit (e)(4)(vi) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(vii)               Amendment No. 7 to Amended and Restated Distribution
                          Agreement with respect to Class E shares is
                          incorporated by reference to Exhibit (e)(4)(vii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(viii)              Amendment No. 8 to Amended and Restated Distribution
                          Agreement with respect to Class E shares is
                          incorporated by reference to Exhibit (e)(4)(viii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(ix)                Amendment No. 9 to Amended and Restated Distribution
                          Agreement with respect to Class E shares is
                          incorporated by reference to Exhibit (e)(4)(ix) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(x)                 Amendment No. 10 to Amended and Restated Distribution
                          Agreement with respect to Class E shares is
                          incorporated by reference to Exhibit (e)(4)(x) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(xi)                Amendment No. 11 to Amended and Restated Distribution
                          Agreement with respect to Class E shares is
                          incorporated by reference to Exhibit (e)(4)(xi) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(xii)               Amendment No. 12 to Amended and Restated Distribution
                          Agreement with respect to Class E shares is
                          incorporated by reference to Exhibit (e)(4)(xii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(xiii)              Amendment No. 13 to Amended and Restated Distribution
                          Agreement with respect to Class E shares is
                          incorporated by reference to Exhibit (e)(4)(xiii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(4)(xiv)               Amendment No. 14 to Amended and Restated Distribution
                          Agreement with respect to Class E shares (to be filed
                          by amendment).
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)                    Second Amended and Restated Distribution Agreement between the
                          Registrant and MetLife Investors Distribution Company with respect to
                          Class C shares is incorporated by reference to Exhibit (e)(5) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(i)                 Amendment No. 1 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(i) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(ii)                Amendment No. 2 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(ii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(iii)               Amendment No. 3 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(iii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(iv)                Amendment No. 4 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(iv) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(v)                 Amendment No. 5 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(v) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(vi)                Amendment No. 6 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(vi) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(vii)               Amendment No. 7 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(vii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(viii)              Amendment No. 8 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(viii)
                          to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(ix)                Amendment No. 9 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(ix) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(x)                 Amendment No. 10 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(x) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(xi)                Amendment No. 11 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(xi) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(xii)               Amendment No. 12 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(xii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(xiii)              Amendment No. 13 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          is incorporated by reference to Exhibit (e)(5)(xiii)
                          to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(e)(5)(xiv)               Amendment No. 14 to Second Amended and Restated
                          Distribution Agreement with respect to Class C shares
                          (to be filed by amendment).
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(f)                       Form of Deferred Fee Agreement is incorporated by
                          reference to Exhibit (f) to Post-Effective Amendment
                          No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(f)(1)                    List of participants in Deferred Fee Agreement is
                          incorporated by reference to Exhibit (f)(1) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(g)(1)(i)                 Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(g)(1)(ii)                Custodian Agreement between Registrant and State
                          Street Bank and Trust Company is incorporated by
                          reference to Exhibit (g)(1)(ii) to Post-Effective
                          Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(1)(i)                 Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(1)(ii)                Transfer Agency and Service Agreement between
                          Registrant and Metropolitan Life Insurance Company is
                          incorporated by reference to Exhibit (h)(1)(ii) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(2)(i)                 Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(2)(ii)                Administration Agreement between Registrant and State
                          Street Bank and Trust Company is incorporated by
                          reference to Exhibit (h)(2)(ii) to Post-Effective
                          Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(3)(i)                 Deleted.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(3)(ii)               Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(3)(iii)               Amended and Restated Expense Limitation Agreement
                          between Registrant and Met Investors Advisory Corp., a
                          predecessor of MetLife Advisers, LLC, is incorporated
                          by reference to Exhibit (h)(3)(iii) to Post-Effective
                          Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(3)(iv)                Amendment No. 1 to Amended and Restated Expense
                          Limitation Agreement between Registrant and Met
                          Investors Advisory, LLC, a predecessor of MetLife
                          Advisers, LLC, incorporated by reference to Exhibit
                          (h)(3)(iv) to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(3)(v)                 Amendment No. 2 to Amended and Restated Expense
                          Limitation Agreement is incorporated by reference to
                          Exhibit (h)(3)(v) to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(3)(vi)                Amendment No. 3 to Amended and Restated Expense
                          Limitation Agreement is incorporated by reference to
                          Exhibit (h)(3)(vi) to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(3)(vii)               Amendment No. 4 to Amended and Restated Expense
                          Limitation Agreement is incorporated by reference to
                          Exhibit (h)(3)(vii) to Post-Effective Amendment No.
                          32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(3)(viii)              Amendment No. 5 to Amended and Restated Expense
                          Limitation Agreement is incorporated by reference to
                          Exhibit (h)(3)(viii) to Post-Effective Amendment No.
                          32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(3)(ix)                Amendment No. 6 to Amended and Restated Expense
                          Limitation Agreement is incorporated by reference to
                          Exhibit (h)(3)(ix) to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(3)(x)                 Amendment No. 7 to Amended and Restated Expense
                          Limitation Agreement is incorporated by reference to
                          Exhibit (h)(3)(x) to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(3)(xi)                Amendment No. 8 to Amended and Restated Expense
                          Limitation Agreement is incorporated by reference to
                          Exhibit (h)(3)(xi) to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(4)(xii)               Amendment No. 9 to Amended and Restated Expense
                          Limitation Agreement is incorporated by reference to
                          Exhibit (h)(4)(xii) to Post-Effective Amendment No.
                          32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(4)(xiii)              Amendment No. 10 to Amended and Restated Expense
                          Limitation Agreement is incorporated by reference to
                          Exhibit (h)(4)(xiii) to Post-Effective Amendment No.
                          32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(4)(xiv)               Amendment No. 11 to Amended and Restated Expense
                          Limitation Agreement LLC is incorporated by reference
                          to Exhibit (h)(4)(xiv) to Post-Effective Amendment No.
                          32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(4)(xv)                Amendment No. 12 to Amended and Restated Expense
                          Limitation Agreement is incorporated by reference to
                          Exhibit (h)(4)(xv) to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(4)(xvi)               Amendment No. 13 to Amended and Restated Expense
                          Limitation Agreement is incorporated by reference to
                          Exhibit (h)(4)(xvi) to Post-Effective Amendment No.
                          32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(4)(xvii)              Amendment No. 14 to Amended and Restated Expense
                          Limitation Agreement is incorporated by reference to
                          Exhibit (h)(4)(xvii) to Post-Effective Amendment No.
                          32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(4)(xviii)             Amendment No. 15 to Amended and Restated Expense
                          Limitation Agreement is incorporated by reference to
                          Exhibit (h)(4)(xviii) to Post-Effective Amendment No.
                          32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(h)(4)(xix)               Amendment No. 16 to Amended and Restated Expense Limitation Agreement
                          (to be filed by amendment).
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(1)                    Opinion and Consent of Sullivan & Worcester LLP dated
                          October 23, 2000 is incorporated by reference to
                          Exhibit (i)(1) to the Registration Statement.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(2)                    Opinion and Consent of Sullivan & Worcester LLP dated December 29, 2000 is incorporated by reference to Exhibit (i)(2) to Pre-Effective
                          Amendment No. 1 filed with the SEC on January 5, 2001.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(3)                    Opinion and Consent of Sullivan & Worcester LLP dated
                          July 23, 2001 is incorporated by reference to Exhibit
                          (i)(3) to Post-Effective Amendment No. 4 filed with
                          the SEC on July 23, 2001.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(4)                    Opinion and Consent of Sullivan & Worcester LLP dated February 14, 2002 is incorporated by reference to Exhibit (i)(4) to Post-Effective
                          Amendment No. 6 filed with the SEC on February 14, 2002.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(5)                    Opinion and Consent of Sullivan & Worcester LLP dated February 14, 2003 is incorporated by reference to Exhibit (i)(5) to Post-Effective
                          Amendment No. 9 filed with the SEC on February 14, 2003.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(6)                    Opinion and Consent of Sullivan & Worcester LLP dated
                          August 28, 2003 is incorporated by reference to
                          Exhibit (i)(6) to Post-Effective Amendment No. 11
                          filed with the SEC on August 28, 2003.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(7)                    Opinion and Consent of Sullivan & Worcester LLP dated February 13, 2004 is incorporated by reference to Exhibit (i)(7) to Post-Effective
                          Amendment No. 13.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(8)                    Opinion and Consent of Sullivan & Worcester LLP dated
                          August 19, 2004 is incorporated by reference to
                          Exhibit (i)(8) to Post-Effective Amendment No. 15
                          filed with the SEC on August 20, 2004.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(9)                    Opinion and Consent of Sullivan & Worcester LLP dated February 15, 2005 is incorporated by reference to Exhibit (i)(9) to Post-Effective
                          Amendment No. 17 filed with the SEC on May 3, 2005.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(10)                   Opinion and Consent of Sullivan & Worcester LLP dated
                          June 24, 2005 is incorporated by reference to Exhibit
                          (i)(10) to Post-Effective Amendment No. 19 filed with
                          the SEC on June 24, 2005.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(11)                   Opinion and Consent of Sullivan & Worcester LLP dated
                          August 12, 2005 is incorporated by reference to
                          Exhibit (i)(11) to Post-Effective Amendment No. 20
                          filed with the SEC on August 12, 2005.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(12)                   Opinion and Consent of Sullivan & Worcester LLP dated October 28, 2005 is incorporated by reference to Exhibit (i)(12) to Post-Effective
                          Amendment No. 21 filed with the SEC on October 28, 2005.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(13)                   Opinion and Consent of Sullivan & Worcester LLP dated January 31, 2006 is incorporated by reference to Exhibit (i)(13) to Post-Effective
                          Amendment No. 22 filed with the SEC on February 1, 2006.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(14)                   Opinion and Consent of Sullivan & Worcester LLP dated
                          August 15, 2006 is incorporated by reference to
                          Exhibit (i)(14) to Post-Effective Amendment No. 24
                          filed with the SEC on August 16, 2006.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(15)                   Opinion and Consent of Sullivan & Worcester LLP dated
                          August 16, 2007 is incorporated by reference to
                          Exhibit (i)(15) to Post-Effective Amendment No. 28
                          filed with the SEC on November 1, 2006.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(16)                   Opinion and Consent of Sullivan & Worcester LLP dated February 13, 2008 is incorporated by reference to Exhibit (i)(16) to Post-Effective
                          Amendment No. 29 filed with the SEC on February 13, 2008.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(17)                   Opinion and Consent of Sullivan & Worcester LLP dated February 2, 2009 is incorporated by reference to Exhibit (i)(17) to Post-Effective
                          Amendment No. 31 filed with the SEC on February 3, 2009
                           ("Post-Effective Amendment No. 31").

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(i)(18)                   Opinion and Consent of Sullivan & Worcester LLP dated February 9, 2010 is filed herein.

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(j)(1)                    Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(j)(2)                    Consent of _______ (to be filed by amendment).
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(k)                       Not Applicable.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(l)                       Not Applicable.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(m)(1)                    Distribution Plan Pursuant to Rule 12b-1 for the
                          Registrant's Class B shares is incorporated by
                          reference to Exhibit (m)(1) to Post-Effective
                          Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(m)(2)                    Distribution Plan Pursuant to Rule 12b-1 for the
                          Registrant's Class E shares is incorporated by
                          reference to Exhibit (m)(2) to Post-Effective
                          Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(m)(3)                    Distribution Plan Pursuant to Rule 12b-1 for the
                          Registrant's Class C shares is incorporated by
                          reference to Exhibit (m)(3) to Post-Effective
                          Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(n)                       Plan Pursuant to Rule 18f-3 is incorporated by
                          reference to Exhibit (n) to Post-Effective Amendment
                          No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(o)                       Reserved
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(1)                    Code of Ethics of Met Investors Series Trust, MetLife
                          Advisers, LLC and MetLife Investors Distribution
                          Company (to be filed by amendment).
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(1)(i)                 Amended Code of Ethics of MetLife Advisers, LLC (to be
                          filed by amendment).
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(2)                    Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(3)                    Code of Ethics of Lord, Abbett & Co. is incorporated
                          by reference to Exhibit (p)(3) to Post-Effective
                          Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(4)                    Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(5)                    Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(6)                    Code of Ethics of Janus Capital Management LLC is
                          incorporated by reference to Exhibit (p)(6) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(7)                    Code of Ethics of OppenheimerFunds, Inc. is
                          incorporated by reference to Exhibit (p)(7) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(8)                    Code of Ethics of Massachusetts Financial Services
                          Company is incorporated by reference to Exhibit (p)(8)
                          to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(9)                    Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(10)                   Code of Ethics of Pacific Investment Management
                          Company LLC is incorporated by reference to Exhibit
                          (p)(10) to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(11)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(12)                   Code of Ethics of Invesco Advisers, Inc. (to be filed by amendment).
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(13)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(14)                   Code of Ethics of Third Avenue Management, LLC is
                          incorporated by reference to Exhibit (p)(14) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(15)                   Code of Ethics of T. Rowe Price Associates, Inc. is
                          incorporated by reference to Exhibit (p)(15) to
                          Post-Effective Amendment No. 32. .
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(16)                   Code of Ethics of Harris Associates L.P. is
                          incorporated by reference to Exhibit (p)(16) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(17)                    Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(18)                   Code of Ethics of Turner Investment Partners, Inc. is
                          incorporated by reference to Exhibit (p)(18) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(19)                   Code of Ethics of Goldman Sachs Investment Management, L.P. is
                          incorporated by reference to Exhibit (p)(19) to Post-Effective Amendment
                          No. 30 filed with the SEC on April 28, 2008
                          ("Post-Effective Amendment No. 30").
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(20)                   Code of Ethics of RCM Capital Management LLC is
                          incorporated by reference to Exhibit (p)(20) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(21)                   Code of Ethics of Morgan Stanley Asset Management,
                          Inc. is incorporated by reference to Exhibit (p)(21)
                          to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(22)                  Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(23)                   Code of Ethics of Legg Mason Capital Management, Inc.
                          is incorporated by reference to Exhibit (p)(23) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(24)                   Code of Ethics of Batterymarch Financial Management,
                          Inc. is incorporated by reference to Exhibit (p)(24)
                          to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(25)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(26)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(27)                   Code of Ethics of Pioneer Investment Management, Inc.
                          is incorporated by reference to Exhibit (p)(27) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(28)                   Code of Ethics of Dreman Value Management LLC is
                          incorporated by reference to Exhibit (p)(28) to
                          Post-Effective Amendment No. 23 filed with the SEC on
                          May 1, 2006.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(29)                   Code of Ethics of Loomis, Sayles & Co., L.P. is
                          incorporated by reference to Exhibit (p)(29) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(30)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(31)                   Code of Ethics of Lazard Asset Management LLC is
                          incorporated by reference to Exhibit (p)(31) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(32)                   Code of Ethics of ClearBridge Advisors, LLC is
                          incorporated by reference to Exhibit (p)(32) to
                          Post-Effective Amendment No. 30.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(33)                   Code of Ethics of BlackRock Advisors, LLC. and
                          BlackRock Financial Management, Inc. is incorporated
                          by reference to Exhibit (p)(33) to Post-Effective
                          Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(34)                   Deleted.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(35)                   Code of Ethics of Rainier Investment Management, Inc.
                          is incorporated by reference to Exhibit (p)(35) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(36)                   Code of Ethics of Franklin Templeton Investments is
                          incorporated by reference to Exhibit (p)(36) to
                          Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(37)                   Code of Ethics of ING Clarion Real Estate Securities
                          L.P. is incorporated by reference to Exhibit (p)(37)
                          to Post-Effective Amendment No. 32.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(p)(38)                   Code of Ethics of SSgA Funds Management, Inc. is
                          incorporated by reference to Exhibit (p)(38) to
                          Post-Effective Amendment No. 31.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
(q)                       Powers of Attorney are incorporated by reference to
                          Exhibit (q) to Pre-Effective Amendment No. 1,
                          Post-Effective Amendments No. 2, No. 9, No. 28 and No.
                          30.
----------------------------------------------------------------------------------------------------

Item 29. Persons Controlled by or Under Common Control with Registrant

         As of the effective date of this Post-Effective Amendment, the separate accounts of Metropolitan Life Insurance Company, MetLife Investors USA Insurance
Company, MetLife Investors Insurance Company, First MetLife Investors Insurance
Company, New England Financial Life Insurance Company, General American Life
Insurance Company, MetLife Insurance Company of Connecticut control the
Registrant by virtue of their ownership of substantially all of the Registrant's outstanding shares. Each insurance company is a wholly-owned direct or indirect subsidiary of MetLife, Inc.

Item 30. Indemnification

         Reference is made to the following documents:

                  Agreement and Declaration of Trust, as filed as
                  Exhibit (a)(1) hereto;

                  By-Laws as filed as Exhibit 2 hereto;

                  Form of Participation Agreement between Registrant, Met
                  Investors Advisory, LLC, a predecessor of MetLife Advisers
                  LLC, and a participating insurance company as filed as Exhibit
                  (e)(1) hereto; Form of Participation Agreement among
                  Registrant, Met Investors Advisory, LLC, a predecessor of
                  MetLife Advisers LLC, American Funds Insurance Series, Capital
                  Research and Management Company, MetLife Investors USA
                  Insurance Company, MetLife Investors Insurance Company and
                  First MetLife Investors Insurance Company as filed as Exhibit
                  (e)(1)(i) hereto; and

                  Form of Participation Agreement among Registrant, American
                  Funds Insurance Series, Capital Research and Management
                  Company and MetLife Investors USA Insurance Company as filed as Exhibit (e)(1)(ii) hereto.

         Insofar as indemnification for liabilities arising under the Securities
Act of 1933, as amended (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such
Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Registrant, its Trustees and officers, are insured under a policy of insurance maintained by the Registrant within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 31. Business and Other Connections of the Investment Adviser

         See "Management-The Adviser" in the Prospectus and "Investment Advisory
and Other Services-The Adviser" in the Statement of Additional Information for
information regarding MetLife Advisers, LLC (the "Adviser"). For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Adviser, reference is made to the
Adviser's current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference (File No. 801-10079).

         With respect to information regarding the Subadvisers, reference is hereby made to "Management-The Subadviser" in the Prospectus. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Subadvisers, reference is made to the current Form ADVs of the Subadvisers filed under the Investment Advisers Act of
1940, incorporated herein by reference and the file numbers of which are as follows:

Lord, Abbett & Co. LLC                                          OppenheimerFunds, Inc.
         File No. 801-6997                                              File No. 801-8253
Pacific Investment Management Company LLC                       Massachusetts Financial Services Company
         File No. 801-48187                                             File No. 801-17352
Invesco Advisers, Inc.                                          Harris Associates L.P.
         File No. 801-33949                                         File No. 801-50333

Third Avenue Management LLC                                     T. Rowe Price Associates, Inc.
         File No. 801-27792                                             File No. 801-856
Turner Investment Partners, Inc.                                RCM Capital Management LLC
           File No. 801-36220                                              File No. 801-56308
Goldman Sachs Asset Management, L.P.                           Van Kampen Asset Management
           File No. 801-37591                                           File No. 801-1669
Janus Capital Management LLC                                    Legg Mason Capital Management, Inc.
             File No. 801-13991                                            File No. 801-18115
Batterymarch Financial Management, Inc.                         ING Clarion Global Real Estate Securities L.P.
           File No. 801-48035                                              File No. 801-49083

Loomis, Sayles & Company, L.P.                                  Dreman Value Management LLC
           File No. 801-170                                             File No. 801-54255
Pioneer Investment Management, Inc.                             Lazard Asset Management LLC
           File No. 801-8255                                               File No. 801-61701
ClearBridge Advisors, LLC                                       BlackRock Advisors, LLC
           File No. 801-64710                                              File No. 801-47710
Rainier Investment Management, Inc.                             BlackRock Financial Management, Inc.
           File No. 801-35638                                           File No. 801-48433
SSgA Funds Management, Inc.                                     Franklin Mutual Advisers, LLC
           File No. 801-60103                                           File No. 801-53068
Eaton Vance Management                                          Templeton Global Advisors Limited
           File No. 801-15930                                           File No. 801-42343

                                                                Franklin Advisers, Inc.
                                                                        File No. 801-26292

Item 32. Principal Underwriter

     (a) MetLife Investors Distribution Company is the principal underwriter for the following  management  investment  companies (other than the Registrant) and separate accounts:

         Metropolitan Series Fund, Inc.

         (MetLife Investors Insurance Company, MetLife Investors USA Insurance
                  Company, First MetLife Investors Insurance Company):
                  MetLife Investors USA Separate Account A
                  MetLife Investors USA Variable Life Account A
                  MetLife Investors Variable Annuity Account One
                  MetLife Investors Variable Life Account One
                  First  MetLife Investors Variable Annuity Account One

         GALIC (General American Life Insurance Company):
                  General American Separate Account Eleven
                  General American Separate Account Twenty-Eight
                  General American Separate Account Twenty-Nine
                  General American Separate Account Two

         MICC     (MetLife Investors Insurance Company of Connecticut):
                   MetLife of CT Separate Account QPN for Variable Annuities
                   MetLife of CT Fund UL for Variable Life Insurance
                   MetLife of CT Fund UL III for Variable Life Insurance
                   MetLife of CT Separate Account Eleven for Variable Annuities

         MLIC (Metropolitan Life Insurance Company):

                  Metropolitan Life Variable Annuity Separate Account II
                  Metropolitan Life Separate Account E
                  Metropolitan Life Separate Account UL
                  Paragon Separate Account A
                  Paragon Separate Account B
                  Paragon Separate Account C
                  Paragon Separate Account D
                  Security Equity Separate Account Twenty-Six
                  Security Equity Separate Account Twenty-Seven

         MTL (Metropolitan Tower Life Insurance Company):
                  Metropolitan Tower Life Separate Account One
                  Metropolitan Tower Life Separate Account Two

                  (b)   Officers and Directors of MetLife Investors Distribution Company

            Name and Principal              Positions and Offices With Principal    Positions and Offices With
            Business Address                           Underwriter                       Registrant
            -----------------               ------------------------------------    --------------------------

           Paul A. Sylvester                    President, National Sales
                                                  Manager-Annuities & LTC
           Elizabeth M. Forget                  Executive Vice President                   President, Trustee
             Paul A. LaPiana                Executive Vice President, National
                                                    Sales Manager-Life
           Richard C. Pearson               Executive Vice President, General           Vice President, Secretary
                                                    Counsel, Secretary
           Douglas P. Rodgers            Senior Vice President, Channel Head-LTC
             Curtis Wohlers                       Senior Vice President
              Andrew Aiello                      Senior Vice President,
                                                 Head-National Accounts
            Jeffrey A. Barker             Senior Vice President, Channel Head -
                                                   Independent Accounts

           Steven J. Goulart                          Treasurer
             Jay S. Kaduson                       Senior Vice President
          Debora L. Buffington            Vice President, Director of Compliance
             Peter Gruppuso              Vice President, Chief Financial Officer

              David DeCarlo                           Vice President
               Paul M. Kos                            Vice President
            Deron J. Richens                          Vice President
            Cathy Sturdivant                          Vice President
            Paulina Vakouros                          Vice President
               James Allen                       Assistant Vice President
              Leo R. Brown                       Assistant Vice President
           Gregory M. Harrison                   Assistant Vice President
           Jonnie L. Crawford                      Assistant Secretary
             James W. Koeger                       Assistant Treasurer
           Michael K. Farrell                             Director
           William J. Toppeta                            Director
            Craig W. Markham                     Director, Vice President

         The principal business address of each officer and director is 5 Park
Plaza, Suite 1900, Irvine, California 92614.

         (c)      Inapplicable

Item 33. Location of Accounts and Records

         The Registrant maintains the records required by Section 31(a) of the
1940 Act and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at 5 Park Plaza, Suite 1900, Irvine, California 92614 as well as at the offices of its manager, investment advisers and administrator: MetLife Advisers,
LLC, 501 Boylston Street, Boston, Massachusetts 02116; Lord, Abbett & Co. LLC,
90 Hudson Street, Jersey City, New Jersey 07302; Janus Capital Management LLC,
100 Fillmore Street, Denver, Colorado 80206; Massachusetts Financial Services
Company, 500 Boylston Street, Boston, Massachusetts 02116; Pacific Investment
Management Company LLC, 840 Newport Center Drive, Newport Beach, California
92660; RCM Capital Management LLC, Four Embarcadero Center, Suite 2900, San
Francisco, California 94111, Morgan Stanley Asset Management, Inc. 1221 Avenue
of the Americas, New York, New York 10020; OppenheimerFunds, Inc., Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10218;
Invesco Advisers, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046;
Harris Associates L.P., Two North La Salle Street, Suite 500, Chicago, Illinois
60602; Third Avenue Management LLC, 622 Third Avenue, New York, New York 10017;
T. Rowe Price Associates Inc., 100 E. Pratt Street, Baltimore, MD 21202; Turner
Investment Partners, Inc., 1205 Westlakes Dr., Suite 100, Berwyn, PA 19312;
Goldman Sachs Asset Management, L.P., 32 Old Slip, New York, New York 10005;
Legg Mason Capital Management, Inc., 100 Light Street, Baltimore, Maryland
21202; Batterymarch Financial Management, Inc., Two Hundred Clarendon Street,
Boston, Massachusetts, 02116; Loomis, Sayles & Company, L.P., One Financial
Center, Boston, Massachusetts 02111; Pioneer Investment Management, Inc., 60
State Street, Boston, Massachusetts 02109; BlackRock Financial Management, Inc.,
40 East 52nd Street, New York, New York 10022; BlackRock Advisors, LLC, 100
Bellevue Parkway, Wilmington, Delaware 19809; Dreman Value Management LLC, 520
East Cooper Avenue, Aspen, Colorado 81611-9725; Lazard Asset Management LLC, 30
Rockefeller Plaza, New York, New York 10112-6300; ClearBridge Advisors, LLC, 399
Park Avenue, New York, New York 10022, Rainier Investment Management, Inc., 601
Union Street, Seattle, WA 98101; Templeton Global Advisors Limited, Lyford Cay,
Nassau Bahamas; Franklin Mutual Advisers, LLC, 101 John F. Kennedy Parkway,
Short Hills, New Jersey 07078; Franklin Advisers, Inc., One Franklin Parkway,
San Mateo, California 94403; ING Clarion Real Estate Securities L.P., 259 N.
Radnor-Chester Road, Radnor, PA 19087, SSgA Funds Management, Inc., One Lincoln
Street, Boston, Massachusetts 02111 and Eaton Vance Management, Two
International Place, Boston, Massachusetts 02110. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the office of
Metropolitan Life Insurance Company, 501 Boylston Street, Boston, Massachusetts
02116, the Registrant's transfer agent and at the main office of State Street
Bank and Trust Company, 2 Avenue de Lafayette, Boston, Massachusetts 02111, the
Registrant's dividend disbursing agent and custodian.

Item 34. Management Services

                  None

Item 35. Undertakings

                  Inapplicable

                               SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, and the
Investment Company Act of 1940, as amended, the Registrant, MET INVESTORS SERIES
TRUST, has duly caused this Post-Effective Amendment No. 33 to the Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Irvine, State of California on the 8th day of
February, 2010.

                                       MET INVESTORS SERIES TRUST
                                                Registrant

                                       By: /s/Elizabeth M. Forget
                                           -------------------------------
                                              Elizabeth M. Forget
                                              President

         Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 33 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                                          Title                                  Date

/s/Elizabeth M. Forget                             President (principal executive      February 8, 2010
----------------------                             officer), Trustee
Elizabeth M. Forget

/s/Jeffrey A. Tupper                               Chief Financial Officer and         February 8, 2010
--------------------                               Treasurer
Jeffrey A. Tupper

                                                   (principal financial and
                                                   accounting officer)

/s/Stephen M. Alderman*                            Trustee                             February 8, 2010
-----------------------
Stephen M. Alderman

/s/Jack R. Borsting*                               Trustee                             February 8, 2010
--------------------
Jack R. Borsting

/s/ Robert Boulware*                               Trustee                             February 8, 2010
--------------------
Robert Boulware

/s/Daniel A. Doyle*                                Trustee                             February 8, 2010
-------------------
Daniel A. Doyle

/s/ Susan C. Gause*                                Trustee                             February 8, 2010
-------------------
Susan C. Gause

/s/Dawn M. Vroegop*                               Trustee                             February 8, 2010
-------------------
Dawn M. Vroegop

* By: /s/Robert N. Hickey
      ------------------------------
         Robert N. Hickey
         Attorney-in-fact

                             EXHIBIT INDEX


Exhibit               Item

(d)(22)(ii)         Amendment No. 2 to Investment Advisory Agreement with
                    respect to MFS Research International Portfolio

(d)(25)(iv)         Amendment No. 4 to Investment Advisory Agreement with
                    respect to Met/AIM Small Cap Growth Portfolio

(d)(35)(ii)         Amendment No. 2 to Investment Advisory Agreement with
                    respect to Turner Mid Cap Growth Portfolio

(i)(18)             Opinion and Consent of Sullivan & Worcester LLP